                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4146

--------------------------------------------------------------------------------

                         MANUFACTURERS INVESTMENT TRUST

--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

                       73 TREMONT STREET, BOSTON, MA 02108

================================================================================
(Address of principal executive offices)                              (Zip code)

              GORDON M. SHONE, 73 TREMONT STREET, BOSTON, MA 02108
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-854-4300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 2. SCHEDULE OF INVESTMENTS.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT                VALUE
                                                                        ---------           -------------
COMMON STOCKS - 98.68%

BIOTECHNOLOGY - 0.78%
Cephalon, Inc. * (a)                                                       37,000           $   1,772,300
MedImmune, Inc. *                                                          91,700               2,173,290
                                                                                            -------------
                                                                                                3,945,590

BROADCASTING - 1.85%
Clear Channel Communications, Inc.                                         61,410               1,914,150
Viacom, Inc., Class B                                                     220,060               7,385,213
                                                                                            -------------
                                                                                                9,299,363

BUSINESS SERVICES - 9.81%
Accenture, Ltd., Class A *                                                235,200               6,362,160
Cadence Design Systems, Inc. * (a)                                        699,300               9,118,872
Certegy, Inc.                                                              55,000               2,046,550
Charles Schwab Corp.                                                      173,600               1,595,384
Electronic Arts, Inc.                                                      24,900               1,145,151
First Data Corp.                                                          124,100               5,398,350
Informatica Corp. * (a)                                                   271,200               1,586,520
Paychex, Inc.                                                             123,700               3,729,555
SunGuard Data Systems, Inc. *                                              68,600               1,630,622
VERITAS Software Corp. *                                                  944,950              16,820,110
                                                                                            -------------
                                                                                               49,433,274

CABLE AND TELEVISION - 2.29%
Comcast Corp.-Special Class A *                                            98,600               2,752,912
EchoStar Communications Corp., Class A *                                  122,800               3,821,536
Time Warner, Inc. *                                                       308,000               4,971,120
                                                                                            -------------
                                                                                               11,545,568

CELLULAR COMMUNICATIONS - 0.44%
Nextel Communications, Inc., Class A *                                     91,900               2,190,896

COMPUTERS & BUSINESS EQUIPMENT - 11.15%
CDW Corp.                                                                  84,886               4,925,935
Dell, Inc. *                                                              612,800              21,815,680
EMC Corp. *                                                               608,100               7,017,474
Hewlett-Packard Company                                                   309,300               5,799,375
International Business Machines Corp.                                     140,000              12,003,600
Lexmark International, Inc. *                                              54,800               4,603,748
                                                                                            -------------
                                                                                               56,165,812

ELECTRONICS - 4.88%
Adobe Systems, Inc.                                                        73,400               3,631,098
Flextronics International, Ltd. * (a)                                     356,800               4,727,600
Jabil Circuit, Inc. *                                                     184,300               4,238,900
Samsung Electronics Company *                                              18,400               7,318,454
Sanmina-SCI Corp. *                                                       185,600               1,308,480
Synopsys, Inc. *                                                          213,500               3,379,705
                                                                                            -------------
                                                                                               24,604,237

FINANCIAL SERVICES - 1.72%
Ameritrade Holding Corp. *                                                121,000               1,453,210
Fiserv, Inc. *                                                            206,200               7,188,132
                                                                                            -------------
                                                                                                8,641,342

INTERNET CONTENT - 2.22%
Yahoo!, Inc.                                                              329,700              11,180,127

INTERNET RETAIL - 3.16%
Amazon.com, Inc. *                                                         73,500               3,003,210
eBay, Inc. *                                                               67,100               6,169,174
IAC/InterActiveCorp * (a)                                                 306,442               6,747,853
                                                                                            -------------
                                                                                               15,920,237

INTERNET SERVICE PROVIDER - 0.00%
Covad Communications Group, Inc. * (a)                                        622                   1,045

INTERNET SOFTWARE - 9.66%
Checkfree Corp. *                                                          19,000                 525,730
Cisco Systems, Inc. *                                                   1,479,030              26,770,443
Juniper Networks, Inc. * (a)                                              243,252               5,740,747
Networks Associates, Inc. *                                               206,400               4,148,640
Symantec Corp.                                                             85,000               4,664,800
VeriSign, Inc. *                                                          343,800               6,834,744
                                                                                            -------------
                                                                                               48,685,104

LEISURE TIME - 0.96%
International Game Technology                                             134,700               4,842,465

PHARMACEUTICALS - 0.94%
Forest Laboratories, Inc. *                                               105,000               4,722,900

SEMICONDUCTORS - 24.51%
Agere Systems, Inc., Class A *                                            866,100                 909,405
Altera Corp. *                                                            183,600               3,593,052
Analog Devices, Inc.                                                      414,700              16,082,066
Applied Materials, Inc. *                                                 548,900               9,051,361
ASML Holding NV * (a)                                                     125,200               1,611,324
Broadcom Corp., Class A *                                                  61,500               1,678,335
Intel Corp.                                                               975,200              19,562,512
Intersil Corp., Class A (a)                                               304,600               4,852,278
KLA-Tencor Corp. *                                                        148,500               6,159,780
Linear Technology Corp.                                                    96,100               3,482,664
Marvell Technology Group, Ltd.                                             60,800               1,588,704
Maxim Integrated Products, Inc.                                           256,000              10,826,240
Microchip Technology, Inc.                                                233,900               6,277,876
Novellus Systems, Inc. *                                                  293,100               7,793,529
QLogic Corp. *                                                            322,500               9,549,225
STMicroelectronics NV (a)                                                 186,200               3,217,536
Taiwan Semiconductor
    Manufacturing Company, Ltd., ADR                                      422,000               3,013,080
Texas Instruments, Inc.                                                   257,400               5,477,472
Xilinx, Inc.                                                              325,900               8,799,300
                                                                                            -------------
                                                                                              123,525,739

SOFTWARE - 20.28%
Citrix Systems, Inc. *                                                    350,300               6,137,256
Cognos, Inc. *                                                             85,700               3,044,064
Intuit, Inc. *                                                            139,300               6,324,220
Mercury Interactive Corp. *                                               401,800              14,014,784
Microsoft Corp.                                                           974,700              26,950,455

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST (CONTINUED)

                                                                      SHARES OR
                                                                      PRINCIPAL
                                                                        AMOUNT                  VALUE
                                                                     ------------           -------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Oracle Corp. *                                                          1,348,100           $  15,206,568
Red Hat, Inc. * (a)                                                       792,400               9,698,976
SAP AG, ADR (a)                                                           214,200               8,343,090
SAP AG *                                                                   42,900               6,664,212
Siebel Systems, Inc. *                                                    772,600               5,825,404
                                                                                            -------------
                                                                                              102,209,029

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.03%
Corning, Inc. *                                                           335,700               3,719,556
Crown Castle International Corp. *                                         98,600               1,467,168
JDS Uniphase Corp. * (a)                                                  618,600               2,084,682
Nokia Oyj-Sponsored ADR                                                   277,350               3,805,242
Nortel Networks Corp. *                                                   899,500               3,058,300
QUALCOMM, Inc.                                                            158,600               6,191,744
                                                                                            -------------
                                                                                               20,326,692
                                                                                            -------------
TOTAL COMMON STOCKS (Cost $502,001,028)                                                     $ 497,239,420
                                                                                            -------------

SHORT TERM INVESTMENTS - 6.64%
State Street Navigator Securities
    Lending Prime Portfolio (c)                                      $ 27,107,477           $  27,107,477
T. Rowe Price Reserve Investment Fund (c)                               6,382,414               6,382,414
                                                                     ------------           -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $33,489,891)                                                                         $  33,489,891
                                                                                            -------------

REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with State Street                               $  1,466,000           $   1,466,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $1,466,026 on
    10/01/2004, collateralized by
    $1,020,000 U.S. Treasury Bonds,
    8.75% due 8/15/2020 (valued at
    $1,497,488, including interest).
                                                                                            -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $1,466,000)                                                                          $   1,466,000
                                                                                            -------------

TOTAL INVESTMENTS (SCIENCE & TECHNOLOGY TRUST)
    (COST $536,956,919) - 105.61%                                                           $ 532,195,311
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.61)%                                               (28,289,103)
                                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                                  $ 503,906,208
                                                                                            =============

PACIFIC RIM TRUST

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT                VALUE
                                                                        ---------           -------------
COMMON STOCKS - 91.32%

AUSTRALIA - 12.69%
AMP, Ltd. *                                                               94,530            $     426,527
Australia and New Zealand Bank Group, Ltd. *                              56,074                  772,432
Australia Gas Light Company, Ltd. *                                       25,730                  248,777
BHP Billiton, Ltd. *                                                     123,150                1,280,788
Bluescope Steel, Ltd. * (a)                                              108,920                  686,302
Coca-Cola Amatil, Ltd. *                                                 139,050                  706,963
Commonwealth Bank of Australia *                                          41,480                  906,964
CSL, Ltd. *                                                               13,770                  283,231
National Australia Bank, Ltd. *                                           47,490                  927,967
News Corp., Ltd. * (a)                                                   115,200                  951,977
Orica, Ltd. *                                                             18,370                  230,167
QBE Insurance Group, Ltd. * (a)                                           69,180                  656,357
Rinker Group, Ltd. *                                                      51,120                  319,514
Rio Tinto, Ltd. * (a)                                                     10,580                  290,948
TABCORP Holdings, Ltd. *                                                  22,630                  249,944
Telstra Corp., Ltd. *                                                    172,960                  582,488
Westfield Group * (a)                                                    135,260                1,490,003
Westpac Banking Corp., Ltd. *                                             58,590                  752,351
Woodside Petroleum, Ltd. *                                                32,100                  453,344
Woolworths, Ltd. *                                                        35,070                  345,940
                                                                                            -------------
                                                                                               12,562,984

CAYMAN ISLANDS - 0.01%
Hopewell Highway Infrastructure, Ltd. *                                   17,500                   10,996

CHINA - 0.86%
Beijing Datang Power Generation Company,
    Ltd., Class H * (a)                                                   36,000                   29,315
China Life Insurance Company, Ltd. * (a)                                  68,000                   44,036
China Petroleum & Chemical Corp., Class H *                              122,000                   49,672
China Shipping Development Company, Ltd.,
    Class H * (a)                                                         48,000                   40,933
China Telecom Corp., Ltd. *                                              252,000                   81,597
Huaneng Power
    International, Inc., Class H * (a)                                    58,000                   46,858
Jiangsu Expressway * (a)                                                  32,000                   13,850
Lenovo Group, Ltd. * (a)                                                 210,000                   70,690
PetroChina Company, Ltd., Class H * (a)                                  564,000                  301,958
Sinopec Shanghai Petrochemical
    Company, Ltd., H Shares * (a)                                        220,000                   83,931
Tong Ren Tang Technologies Company, Ltd. *                                16,000                   34,880
Tsingtao Brewery Company, Ltd., Series H *                                28,000                   28,007
Zhejiang Expressway
    Company, Ltd., Class H * (a)                                          40,000                   26,160
                                                                                            -------------
                                                                                                  851,887

HONG KONG - 4.83%
Bank of East Asia *                                                       41,800                  117,122
BOC Hong Kong Holdings, Ltd. * (a)                                        82,000                  149,844
Cathay Pacific Airways, Ltd. *                                            31,000                   52,872
Cheung Kong Holdings, Ltd. *                                              58,000                  498,326
Cheung Kong Infrastructure Holdings, Ltd. *                               17,000                   43,927
China Mobile (Hong Kong), Ltd. *                                         130,000                  394,263
China Resources Enterprises, Ltd. *                                       26,000                   33,508
Citic Pacific, Ltd. *                                                     25,000                   64,278
CLP Holdings, Ltd. *                                                      67,200                  384,340

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                                         SHARES OR
                                                                         PRINCIPAL
                                                                           AMOUNT               VALUE
                                                                         ---------          -------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
CNOOC, Ltd. *                                                             240,500           $     125,676
Cosco Pacific, Ltd. * (a)                                                  76,000                 126,698
Esprit Holdings, Ltd. *                                                    17,000                  86,983
Gome Electrical AP *                                                      112,000                  66,426
Hang Lung Group, Ltd. *                                                    20,000                  31,290
Hang Lung Properties, Ltd. * (a)                                           23,000                  33,918
Hang Seng Bank, Ltd. *                                                     25,600                 339,775
Henderson Land Development * (a)                                           22,000                 105,231
Hong Kong & China Gas Company, Ltd. *                                      83,700                 157,244
Hong Kong Electric Holdings, Ltd. *                                        39,400                 174,817
Hong Kong Exchange & Clearing, Ltd. * (a)                                  34,000                  77,173
Hutchison Telecom International *                                           1,040                       0
Hutchison Whampoa, Ltd. *                                                  78,000                 610,149
Hysan Development Company, Ltd. *                                          10,000                  17,697
Johnson Electronic Holdings, Ltd. *                                        45,500                  44,636
Li & Fung, Ltd. *                                                          49,000                  70,062
Ping An Insurance Group Co of China, Ltd *                                 44,000                  64,605
Shanghai Industrial Holdings, Ltd. * (a)                                   17,000                  30,956
Sun Hung Kai Properties, Ltd. *                                            50,000                 471,269
Swire Pacific, Ltd., Class A *                                             29,000                 201,748
Television Broadcast, Ltd. *                                               10,000                  44,626
Wharf Holdings, Ltd. *                                                     47,000                 158,212
                                                                                            -------------
                                                                                                4,777,671

JAPAN - 57.66%
Amada Company, Ltd. *                                                     256,000               1,335,814
Asahi Glass Company, Ltd. * (a)                                           152,000               1,383,511
Bridgestone Corp. * (a)                                                    69,000               1,280,503
Canon, Inc. *                                                              26,000               1,222,197
Credit Saison Company, Ltd. *                                              10,000                 307,636
Dainippon Ink & Chemicals, Inc. *                                         319,000                 706,348
Daiwa Securities Group, Inc. * (a)                                        131,000                 829,784
Dentsu, Inc. * (a)                                                            104                 278,416
Fanuc, Ltd. *                                                               6,800                 357,911
Gunze, Ltd. *                                                              87,000                 383,702
Hitachi, Ltd. *                                                            86,000                 519,769
Honda Motor Company, Ltd. *                                                32,900               1,594,319
Hosiden Corp. * (a)                                                        64,000                 694,042
Hoya Corp. * (a)                                                           12,100               1,268,252
Japan Medical Dynamic Marketing, Inc. * (a)                                62,900                 693,530
Japan Securities Finance Company, Ltd. *                                  140,000                 806,752
JFE Holdings, Inc * (a)                                                    24,000                 683,879
JSR Corp. * (a)                                                            91,000               1,469,940
Keyence Corp. *                                                             6,700               1,409,374
Komatsu *                                                                 107,000                 687,472
Kuraray Company * (a)                                                     126,000                 944,471
Marui Company, Ltd. * (a)                                                 120,300               1,512,006
Matsushita Electric
    Industrial Company, Ltd. * (a)                                         85,000               1,134,670
Mitsubishi Corp. * (a)                                                    135,000               1,459,095
Mitsubishi Estate Company, Ltd. *                                         151,000               1,575,843
Mitsui Sumitomo Insurance Company, Ltd. *                                 228,000               1,880,775
Mizuho Financial Group, Inc. *                                                265                 995,599
Mori Seiki Company * (a)                                                   51,000                 363,773
NEC Corp. * (a)                                                           147,000                 879,105
Nikko Cordial Corp. * (a)                                                  74,000                 300,177
Nippon Sanso Corp. * (a)                                                  402,000               2,104,941
Nippon Steel Corp. *                                                      396,000                 941,531
Nippon Telegraph & Telephone Corp. * (a)                                      110                 438,223
NOK Corp. * (a)                                                            20,000                 613,458
Obayashi Corp. * (a)                                                      151,000                 750,923
Orix Corp. * (a)                                                           10,900               1,117,746
Promise Company, Ltd. *                                                    17,000               1,112,301
Rengo Company, Ltd. * (a)                                                 244,000               1,062,843
Sekisui House, Ltd. * (a)                                                 153,000               1,460,647
SFCG Company, Ltd. * (a)                                                    3,940                 774,449
Shimadzu Corp * (a)                                                       112,000                 584,418
Sompo Japan Insurance * (a)                                               125,000               1,059,485
Sumitomo Bakelite Company, Ltd. * (a)                                     281,000               1,693,217
Sumitomo Heavy Industries, Ltd. *                                         421,000               1,245,483
Sumitomo Mitsui Financial Group, Inc. * (a)                                   370               2,115,341
Sumitomo Trust & Banking Company *                                        171,000               1,011,770
Suruga Bank *                                                              35,000                 249,331
Takeda Chemical Industries, Ltd. *                                         36,042               1,635,374
TDK Corp. * (a)                                                            11,000                 732,701
The Bank of Yokohama, Ltd. *                                              121,000                 650,048
THK Company, Ltd. * (a)                                                    63,000               1,059,386
Tokyo Electron, Ltd. * (a)                                                 17,300                 843,060
Tokyo Seimitsu Company, Ltd. * (a)                                         16,800                 472,617
TonenGeneral Sekiyu KK *                                                   72,000                 621,371
Toyota Industries Corp. * (a)                                              57,000               1,295,748
Toyota Motor Corp. * (a)                                                   42,000               1,608,421
TV Asahi Corp. * (a)                                                          435                 848,723
                                                                                            -------------
                                                                                               57,062,221

MALAYSIA - 1.13%
British American Tobacco Malaysia Berhad *                                  5,000                  60,855
Commerce Asset Holdings *                                                  85,000                 100,658
Genting Berhad *                                                           26,000                 115,632
Malayan Bank Berhad *                                                      80,500                 233,026
Maxis Communications Berhard *                                             72,000                 161,053
Public Bank Berhad *                                                       61,500                 114,908
Resorts World Berhad *                                                     42,000                 110,526
Sime Darby Berhard *                                                       72,000                 108,947
Tanjong PLC *                                                              34,000                 109,158
                                                                                            -------------
                                                                                                1,114,763

SINGAPORE - 2.25%
Capitacommercial *                                                          8,200                   5,696
CapitaLand, Ltd. *                                                         41,000                  43,574
City Developments, Ltd. *                                                  18,600                  72,335

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                                           SHARES OR
                                                                           PRINCIPAL
                                                                             AMOUNT             VALUE
                                                                         ------------       -------------
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
DBS Group Holdings, Ltd. *                                                     36,000       $     341,992
Keppel Corp., Ltd. *                                                           26,000             121,953
Overseas-Chinese Banking Corp., Ltd. *                                         41,000             340,805
Singapore Airlines, Ltd. *                                                     39,800             257,575
Singapore Exchange, Ltd. *                                                     95,000              99,837
Singapore Press Holdings, Ltd. *                                               57,800             162,667
Singapore Technologies Engineering, Ltd. *                                     98,000             122,191
Singapore Telecommunications, Ltd. *                                           88,230             122,582
United Overseas Bank *                                                         56,208             457,206
Venture Corp., Ltd. *                                                           8,000              78,373
                                                                                            -------------
                                                                                                2,226,786

SOUTH KOREA - 5.14%
Cheil Industries, Inc. *                                                        7,000             104,255
Hyundai Mobis *                                                                 5,500             277,030
Hyundai Motor Company *                                                         8,500             391,967
Kia Motors *                                                                   11,500             105,862
Kookmin Bank *                                                                 14,454             457,532
Korea Electric Power Corp. *                                                   13,900             262,549
Korea Gas Corp. *                                                              15,500             452,280
KT & G Corp. *                                                                 27,500             727,204
LG Chem, Ltd. *                                                                 1,300              49,336
LG Electronics, Inc. *                                                          1,700              97,733
LG Petrochemical Company, Ltd. *                                                2,200              48,910
Posco, Ltd. *                                                                   2,200             327,660
Samsung Electronics Company *                                                   1,670             664,229
Samsung Fire & Marine
    Insurance Company, Ltd. *                                                   4,100             236,066
Samsung SDI Company, Ltd. *                                                     1,300             128,137
Shinhan Financial Group Company, Ltd. *                                        14,500             250,586
Shinsegae Company, Ltd. *                                                       1,000             266,174
SK Telecom Company, Ltd., ADR *                                                 1,600             243,856
                                                                                            -------------
                                                                                                5,091,366

TAIWAN - 2.96%
Acer Sertek, Inc. *                                                            41,262              55,858
Advanced Semiconductor Engineering, Inc. *                                    166,477             110,723
Asia Optical Company, Inc. *                                                    4,594              22,172
Asustek Computer, Inc. *                                                       35,852              78,604
Cathay Financial Holdings Company, Ltd. *                                      40,051              75,435
China Development Financial Holdings Corp. *                                  182,981              80,774
China Steel Corp. *                                                           217,187             220,511
Chinatrust Finance Holding Company, Ltd. *                                    222,730             239,903
Compal Electronics, Inc. *                                                     60,347              59,850
Cybertan Technology, Inc. *                                                    32,400              19,833
Elan Microelectronics Corp. *                                                  48,513              33,979
EVA Airways Corp. *                                                            41,657              16,182
Evergreen Marine Corp. *                                                       42,141              41,298
Far Eastern Textile, Ltd. *                                                    66,502              45,209
Formosa Chemicals & Fibre Corp. *                                              66,667             114,774
Formosa Plastic Corp. *                                                       180,916             282,182
Fubon Group Company, Ltd. *                                                    24,745              22,721
Greatek Electronic *                                                           22,451              17,971
Hon Hai Precision Industry Company, Ltd. *                                     64,922             223,540
MediaTek, Inc. *                                                                9,003              60,409
Merry Electronics *                                                             8,895              19,240
Novatek Microelectronics Corp., Ltd. *                                         10,260              27,175
Pou Chen Corp. *                                                               83,937              68,177
President Chain Store Corp. *                                                  45,946              67,472
Procomp Informatics Company, Ltd. *                                             1,075                   0
Quanta Computer, Inc. *                                                        57,208              98,489
SinoPac Holdings Company *                                                    233,205             122,162
Taishin Financial Holdings Company, Ltd. *                                     44,627              35,985
Taiwan Semiconductor
    Manufacturing Company, Ltd. *                                             313,549             399,549
United Microelectronics Corp. *                                               270,116             162,960
Yuan Ta Core Pacific Securities Company *                                     146,175             103,243
                                                                                            -------------
                                                                                                2,926,380

THAILAND - 3.35%
Advanced Info Service Company, Ltd. *                                         175,000             422,603
Bangkok Bank Public Company, Ltd. *                                            90,000             214,079
Kasikornbank Public Company, Ltd. *                                           280,000             314,417
PTT Exploration & Production *                                                 84,200             605,931
PTT PLC., Ltd. *                                                              138,000             573,195
Siam Cement Company *                                                         110,000             706,592
Siam Commercial Bank PLC *                                                    450,000             483,579
                                                                                            -------------
                                                                                                3,320,396

UNITED KINGDOM - 0.44%
HSBC Holdings PLC *                                                            27,200             432,516
                                                                         ------------       -------------
TOTAL COMMON STOCKS (Cost $84,443,838)                                                      $  90,377,966
                                                                                            -------------

WARRANTS - 0.00%

SINGAPORE - 0.00%
City Developments, Ltd.
    (Expiration date 05/10/2006; Strike
    price 2.50 SGD) *                                                           1,860               4,550
                                                                         ------------       -------------
TOTAL WARRANTS (Cost $0)                                                                    $       4,550
                                                                                            -------------

SHORT TERM INVESTMENTS - 26.68%
State Street Navigator Securities
    Lending Prime Portfolio (c)                                          $ 26,403,753       $  26,403,753
                                                                         ------------       -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $26,403,753)                                                                         $  26,403,753
                                                                                            -------------

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                                           SHARES OR
                                                                           PRINCIPAL
                                                                             AMOUNT             VALUE
                                                                         ------------       -------------
REPURCHASE AGREEMENTS - 2.88%
Repurchase Agreement with State Street                                   $  2,845,000       $   2,845,000
    Corp. dated 09/30/2004 at 1.55% to
    be repurchased at $2,845,122 on
    10/01/2004, collateralized by
    $1,980,000 U.S. Treasury Bonds,
    8.75% due 08/15/2020 (valued at
    $2,903,175, including interest).
                                                                                            -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $2,845,000)                                                                          $   2,845,000
                                                                                            -------------
TOTAL INVESTMENTS (PACIFIC RIM TRUST)
    (COST $113,692,591) - 120.88%                                                           $ 119,631,269
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.88)%                                              (20,665,203)
                                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                                  $  98,966,066
                                                                                            =============

The Trust had the following top five industry concentrations as of September 30, 2004 (as a percentage of total net assets):

Banking                                     10.16%
Financial Services                           8.01%
Chemicals                                    7.58%
Industrial Machinery                         4.86%
Real Estate                                  4.75%

HEALTH SCIENCES TRUST

                                                                           SHARES OR
                                                                           PRINCIPAL
                                                                             AMOUNT             VALUE
                                                                           ---------        -------------
COMMON STOCKS - 99.07%

BIOTECHNOLOGY - 22.36%
Amgen, Inc. *                                                               116,100         $   6,580,548
Biogen Idec, Inc. *                                                          74,400             4,551,048
Biosphere Medical, Inc. *                                                    86,600               284,048
Cephalon, Inc. *                                                            127,500             6,107,250
Cytogen Corp. *                                                              39,500               416,330
deCode Genetics, Inc. *                                                      81,100               610,683
Discovery Laboratories, Inc. *                                               30,800               206,360
Exelixis, Inc. *                                                            117,500               947,050
Genentech, Inc.                                                              68,700             3,601,254
Human Genome Sciences, Inc. *                                                71,000               774,610
Invitrogen Corp. *                                                           38,500             2,117,115
Keryx Biopharmaceuticals, Inc. *                                             44,000               492,360
Kosan Biosciences, Inc. *                                                     4,500                25,920
Martek Biosciences Corp. *                                                   12,600               612,864
MedImmune, Inc. *                                                            71,600             1,696,920
MGI Pharma, Inc.                                                            116,000             3,096,040
Millennium Pharmaceuticals, Inc. *                                           38,700               530,577
Myogen, Inc. * (e)                                                           31,000               225,990
Myriad Genetics, Inc. *                                                      53,800               919,980
Nabi Biopharmaceuticals *                                                    50,500               675,690
Nektar Therapeutics *                                                        39,100               566,168
NeoRx Corp. *                                                                36,100                61,731
Neurocrine Biosciences, Inc. *                                               70,300             3,315,348
Protein Design Labs, Inc. *                                                  82,600             1,617,308
Regeneration Technologies, Inc. *                                            58,600               469,972
Serologicals Corp. *                                                         11,700               272,961
Transkaryotic Therapies, Inc. *                                              11,300               200,349
Trimeris, Inc. *                                                             88,200             1,327,410
Vion Pharmaceuticals, Inc. *                                                157,000               660,970
Virologic, Inc. *                                                            15,400                30,954
                                                                                            -------------
                                                                                               42,995,808

CHEMICALS - 0.48%
Solvay SA *                                                                   5,400               499,556
UCB SA *                                                                      8,000               425,871
                                                                                            -------------
                                                                                                  925,427

DRUGS & HEALTH CARE - 4.13%
CV Therapeutics, Inc. *                                                      30,000               375,000
Diversa Corp. *                                                              44,900               374,915
Dyax Corp. *                                                                  6,900                52,716
ImClone Systems, Inc. *                                                     131,200             6,933,920
OraSure Technologies, Inc. *                                                 30,900               194,670
                                                                                            -------------
                                                                                                7,931,221

ELECTRICAL EQUIPMENT - 0.25%
Wilson Greatbatch Technologies, Inc. *                                       26,900               481,241

HEALTHCARE PRODUCTS - 15.09%
Alcon, Inc.                                                                  10,000               802,000
Aspect Medical Systems, Inc. *                                               58,100             1,051,029
Biomet, Inc.                                                                 23,800             1,115,744
Boston Scientific Corp.                                                      53,700             2,133,501
C.R. Bard, Inc.                                                              20,300             1,149,589
Dade Behring Holdings, Inc. *                                                18,582             1,035,352
DJ Orthopedics, Inc. *                                                        8,300               146,495
Edwards Lifesciences Corp. *                                                 22,200               743,700
EPIX Medical, Inc. *                                                         20,350               392,958
Fischer Imaging Corp. *                                                      58,000               150,800
Fisher Scientific International, Inc. *                                      50,400             2,939,832
Gen-Probe, Inc.                                                              37,100             1,479,177
Guidant Corp.                                                                35,800             2,364,232
Johnson & Johnson                                                            36,300             2,044,779
Kinetic Concepts, Inc. *                                                     38,600             2,028,430
Medtronic, Inc.                                                              24,600             1,276,740
Patterson Companies, Inc. *                                                   8,700               666,072
St. Jude Medical, Inc. *                                                     15,600             1,174,212
Stryker Corp.                                                                32,200             1,548,176
The Cooper Companies, Inc.                                                    2,800               191,940
The Medicines Company *                                                     143,700             3,468,918
Zimmer Holdings, Inc. *                                                      14,100             1,114,464
                                                                                            -------------
                                                                                               29,018,140

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                                                           SHARES OR
                                                                           PRINCIPAL
                                                                             AMOUNT             VALUE
                                                                           ---------        -------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES - 8.87%
Cardinal Health, Inc.                                                        15,600         $     682,812
HCA, Inc.                                                                    39,800             1,518,370
LabOne, Inc. *                                                               24,000               701,520
NeighborCare, Inc.                                                           31,300               793,455
Omnicare, Inc.                                                               66,400             1,883,104
UnitedHealth Group, Inc.                                                    155,500            11,466,570
                                                                                            -------------
                                                                                               17,045,831

HOUSEHOLD PRODUCTS - 0.46%
Cryolife, Inc. *                                                             63,900               463,914
Endologix, Inc. - USD *                                                      61,000               413,580
                                                                                            -------------
                                                                                                  877,494

INSURANCE - 5.37%
Anthem, Inc. *                                                              118,300            10,321,675

LIFE SCIENCES - 1.24%
Symyx Technologies, Inc. *                                                   70,300             1,655,565
Waters Corp. *                                                               16,700               736,470
                                                                                            -------------
                                                                                                2,392,035

MEDICAL-HOSPITALS - 1.78%
Community Health Systems, Inc. *                                             46,800             1,248,624
Manor Care, Inc.                                                             15,800               473,368
STAAR Surgical Company *                                                     55,000               181,500
Sunrise Senior Living, Inc. *                                                29,600             1,039,552
Triad Hospitals, Inc. *                                                       9,200               316,848
Universal Health Services, Inc., Class B                                      3,900               169,650
                                                                                            -------------
                                                                                                3,429,542

PHARMACEUTICALS - 38.46%
Abgenix, Inc. *                                                             107,000             1,055,020
Able Laboratories, Inc. *                                                    65,100             1,247,316
Alexion Pharmaceuticals, Inc. *                                              53,700               966,600
Alkermes, Inc. *                                                            189,400             2,185,676
Allergan, Inc.                                                               10,400               754,520
AmerisourceBergen Corp.                                                      25,500             1,369,605
Amylin Pharmaceuticals, Inc. *                                               40,100               822,852
Andrx Corp. *                                                                66,100             1,477,996
Angiotech Pharmaceuticals, Inc.                                              54,900             1,112,823
AstraZeneca PLC, ADR                                                          3,700               152,181
Atherogenics, Inc. *                                                         21,200               698,540
Barr Pharmaceuticals, Inc.                                                    2,200                91,146
Biocryst Pharmaceuticals, Inc. *                                             83,400               425,340
Caremark Rx, Inc. *                                                          54,312             1,741,786
Celgene Corp. *                                                              37,600             2,189,448
Cubist Pharmaceuticals, Inc. *                                              153,100             1,512,628
Elan Corp. PLC, ADR *                                                       162,700             3,807,180
Eli Lilly & Company                                                          38,800             2,329,940
Encysive Pharmaceuticals, Inc. *                                             83,700               755,811
Eyetech Pharmaceuticals, Inc. *                                              54,400             1,849,056
Forest Laboratories, Inc. *                                                  50,200             2,257,996
Gilead Sciences, Inc. *                                                     358,298            13,393,179
Idenix Pharmaceuticals, Inc *                                                62,100               993,600
Indevus Pharmaceuticals, Inc. *                                              33,700               238,933
Inspire Pharmaceuticals, Inc. *                                              40,300               633,919
Ivax Corp. *                                                                 83,875             1,606,206
King Pharmaceuticals, Inc. *                                                  7,200                85,968
Ligand Pharmaceuticals, Inc., Class B *                                      11,600               116,232
Medicis Pharmaceutical Corp., Class A                                         3,900               152,256
Novartis AG, ADR                                                              3,600               168,012
Novo Nordisk A/S *                                                            3,200               175,152
NPS Pharmaceuticals, Inc. *                                                  74,900             1,631,322
Onyx Pharmaceuticals, Inc. *                                                 72,138             3,102,656
OSI Pharmaceuticals, Inc. *                                                  31,700             1,948,282
Penwest Pharmaceuticals Company *                                            14,700               165,963
Pfizer, Inc.                                                                131,480             4,023,288
Pharmion Corp. *                                                              7,000               361,872
Rigel Pharmaceuticals, Inc. *                                                54,300             1,373,790
Salix Pharmaceuticals, Ltd.                                                   3,750                80,700
Sanofi-Synthelabo SA *                                                       15,600             1,131,284
Schering-Plough Corp.                                                        47,100               897,726
Schwarz Pharma AG *                                                          10,500               394,411
Sepracor, Inc. *                                                             42,600             2,078,028
Shire Pharmaceuticals Group PLC, ADR                                         16,000               458,400
Taro Pharmaceutical Industries, Ltd. *                                       11,400               266,532
Teva Pharmaceutical Industries, Ltd., ADR                                    38,400               996,480
United Therapeutics Corp. *                                                  16,100               562,373
Valeant Pharmaceuticals International                                        63,500             1,531,620
Vertex Pharmaceuticals, Inc. *                                               77,904               817,992
Vicuron Phamaceuticals, Inc. *                                                4,100                60,188
ViroPharma, Inc. *                                                           28,300                54,619
Wyeth                                                                       108,423             4,055,020
XOMA, Ltd. *                                                                 83,100               192,792
Yamanouchi Pharmaceutical Company, Ltd. *                                    43,000             1,389,174
                                                                                            -------------
                                                                                               73,941,429

REAL ESTATE - 0.58%
Ventas, Inc., REIT                                                           43,100             1,117,152
                                                                            -------         -------------
TOTAL COMMON STOCKS (Cost $173,007,501)                                                     $ 190,476,995
                                                                                            -------------

PREFERRED STOCKS - 0.85%

BIOTECHNOLOGY - 0.01%
NeoRx Corp. *                                                                     6                20,280

FINANCIAL SERVICES - 0.84%
Morgan Stanley *                                                             40,000             1,608,000
                                                                            -------         -------------
TOTAL PREFERRED STOCKS (Cost $1,776,400)                                                    $   1,628,280
                                                                                            -------------

WARRANTS - 0.00%

BIOTECHNOLOGY - 0.00%
Myogen, Inc.
    (Expiration date 09/29/2009; strike
    price $7.80) * (e)                                                        2,960                     0

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                                                          SHARES OR
                                                                          PRINCIPAL
                                                                            AMOUNT              VALUE
                                                                         ----------         -------------
WARRANTS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
NeoRx Corp.
    (Expiration date 12/03/2008; strike
    price $6.00) *                                                            2,400         $           0
                                                                         ----------         -------------
TOTAL WARRANTS (Cost $370)                                                                  $           0
                                                                                            -------------

OPTIONS - 0.03%
CALL OPTIONS - 0.02%
Atherogenics, Inc.
     Expiration 10/16/2004 at $22.50 *                                        3,400                35,700

PUT OPTIONS - 0.01%
Atherogenics, Inc.
     Expiration 10/16/2004 at $10.00 *                                        3,500                   175
Eli Lilly & Company
     Expiration 10/16/2004 at $60.00 *                                        7,800                15,600
                                                                                            -------------
                                                                                                   15,775
                                                                                            -------------
TOTAL OPTIONS (Cost $18,093)                                                                $      51,475
                                                                                            -------------

SHORT TERM INVESTMENTS - 1.87%
T. Rowe Price Reserve Investment Fund (c)                                $3,606,536         $   3,606,536
                                                                         ----------         -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $3,606,536)                                                                          $   3,606,536
                                                                                            -------------

REPURCHASE AGREEMENTS - 0.05%
Repurchase Agreement with State Street                                   $   92,000         $      92,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $92,002 on
    10/01/2004, collateralized by
    $90,000 U.S. Treasury Notes, 6.25%
    due 02/15/2007 (valued at $97,988,
    including interest).
                                                                                            -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $92,000)                                                                             $      92,000
                                                                                            -------------
TOTAL INVESTMENTS (HEALTH SCIENCES TRUST)
    (COST $178,500,900) - 101.87%                                                           $ 195,855,286
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.87)%                                                (3,587,538)
                                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                                  $ 192,267,748
                                                                                            =============

EMERGING GROWTH TRUST

                                                                           SHARES OR
                                                                           PRINCIPAL
                                                                             AMOUNT             VALUE
                                                                           ---------        -------------
COMMON STOCKS - 97.82%

ADVERTISING - 0.92%
aQuantive, Inc. * (a)                                                       100,000         $     965,000
ValueClick, Inc. *                                                          153,220             1,446,397
                                                                                            -------------
                                                                                                2,411,397

AIR TRAVEL - 0.23%
Mesa Air Group, Inc. * (a)                                                  117,840               600,984

APPAREL & TEXTILES - 2.33%
Deckers Outdoor Corp. * (a)                                                  59,300             2,016,200
Guess, Inc. * (a)                                                           113,120             2,014,667
Phillips Van Heusen Corp.                                                    94,300             2,101,004
                                                                                            -------------
                                                                                                6,131,871

AUTO SERVICES - 0.52%
Copart, Inc. *                                                               72,100             1,364,853

AUTOMOBILES - 0.65%
Tenneco Automotive, Inc. *                                                  129,540             1,696,974

BANKING - 6.38%
Community Bank Systems, Inc. (a)                                             92,400             2,322,012
First Community Bancorp                                                      53,650             2,199,650
First Niagara Financial Group, Inc. (a)                                     143,690             1,922,572
Irwin Financial Corp. (a)                                                    25,000               645,500
Republic Bancorp, Inc.                                                      111,516             1,717,347
Trustmark Corp. (a)                                                          69,200             2,150,736
UCBH Holdings, Inc. (a)                                                      45,000             1,758,150
Umpqua Holdings Corp. (a)                                                   100,290             2,262,542
Washington Federal, Inc.                                                     71,900             1,808,285
                                                                                            -------------
                                                                                               16,786,794

BIOTECHNOLOGY - 4.81%
Applera Corp. - Celera Genomics Group *                                     102,900             1,202,901
Axonyx, Inc. * (a)                                                          163,600               924,340
Charles River Laboratories
    International, Inc. *                                                    36,500             1,671,700
Cytogen Corp. * (a)                                                          97,300             1,025,542
deCode Genetics, Inc. * (a)                                                 135,000             1,016,550
Exelixis, Inc. *                                                            136,400             1,099,384
Myriad Genetics, Inc. * (a)                                                  73,800             1,261,980
Nabi Biopharmaceuticals *                                                    93,500             1,251,030
Neurocrine Biosciences, Inc. * (a)                                           22,100             1,042,236
Progress Software Corp. *                                                   107,750             2,144,225
                                                                                            -------------
                                                                                               12,639,888

BUILDING MATERIALS & CONSTRUCTION - 0.75%
NCI Building Systems, Inc. * (a)                                             61,800             1,971,420

BUSINESS SERVICES - 4.83%
Brinks Company                                                               45,493             1,372,524
Corillian Corp. *                                                           396,950             1,829,940
Korn/Ferry International * (a)                                              107,700             1,963,371
Labor Ready, Inc. * (a)                                                     123,660             1,733,713
MPS Group, Inc. *                                                            82,400               692,984
Navigant Consulting Company *                                                78,800             1,730,448
PDI, Inc. *                                                                  55,600             1,500,644
Scansource, Inc. *                                                           29,489             1,881,398
                                                                                            -------------
                                                                                               12,705,022

CABLE AND TELEVISION - 0.75%
SBS Broadcasting SA *                                                        58,500             1,969,110

CELLULAR COMMUNICATIONS - 0.75%
UbiquiTel, Inc. *                                                           125,000               500,000

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Western Wireless Corp., Class A *                                             57,389        $   1,475,471
                                                                                            -------------
                                                                                                1,975,471

CHEMICALS - 0.72%
Cytec Industries, Inc.                                                        38,460            1,882,617

COMPUTERS & BUSINESS EQUIPMENT - 2.13%
Electronics For Imaging, Inc. *                                               57,360              931,526
Helix Technology Corp.                                                       120,500            1,638,198
Intergraph Corp. * (a)                                                        59,900            1,627,483
Synaptics, Inc. * (a)                                                         69,810            1,407,370
                                                                                            -------------
                                                                                                5,604,577

CONSTRUCTION & MINING EQUIPMENT - 0.70%
Gulf Islands Fabrication, Inc. (a)                                            82,400            1,837,520

CONSTRUCTION MATERIALS - 0.52%
Applied Industrial Technologies, Inc. (a)                                     38,400            1,372,416

DOMESTIC OIL - 2.72%
Energy Partners, Ltd. * (a)                                                  108,250            1,762,310
Magnum Hunter Resources, Inc. *                                              165,000            1,904,100
Remington Oil Gas Corp. *                                                     66,450            1,744,313
St. Mary Land & Exploration Company (a)                                       44,020            1,752,436
                                                                                            -------------
                                                                                                7,163,159

DRUGS & HEALTH CARE - 3.92%
Cell Genesys, Inc. * (a)                                                     135,000            1,210,950
Dendreon Corp. * (a)                                                          67,300              565,993
Dyax Corp. * (a)                                                              97,500              744,900
Gentiva Health Services, Inc. *                                               82,828            1,355,894
Healthextras, Inc. *                                                         114,400            1,594,736
Invacare Corp.                                                                39,700            1,826,200
Perrigo Company                                                               92,490            1,900,670
Pharmos Corp. *                                                              381,000            1,097,280
                                                                                            -------------
                                                                                               10,296,623

ELECTRICAL EQUIPMENT - 3.76%
Baldor Electric Company (a)                                                   86,200            2,039,492
Littelfuse, Inc. *                                                            37,730            1,302,817
W.H. Brady Company, Class A                                                   45,020            2,195,625
Watsco, Inc.                                                                  61,000            1,831,830
Wesco International, Inc. *                                                  103,260            2,504,055
                                                                                            -------------
                                                                                                9,873,819

ELECTRONICS - 3.33%
CTS Corp. (a)                                                                118,680            1,495,368
Orbotech, Ltd. *                                                              76,500            1,337,985
Technitrol, Inc. *                                                            50,000              975,000
Thomas & Betts Corp.                                                          69,969            1,876,569
Trimble Navigation, Ltd.                                                      55,149            1,742,708
Varian, Inc. *                                                                35,300            1,336,811
                                                                                            -------------
                                                                                                8,764,441

FINANCIAL SERVICES - 1.46%
Commercial Capital Bancorp, Inc. (a)                                          79,500            1,803,855
Interactive Data Corp. * (a)                                                 107,500            2,023,150
                                                                                            -------------
                                                                                                3,827,005

FOOD & BEVERAGES - 0.70%
Corn Products International, Inc. (a)                                         39,940            1,841,234

HEALTHCARE PRODUCTS - 6.82%
Advanced Medical Optics, Inc. *                                               31,890            1,261,887
Coherent, Inc. *                                                              53,000            1,374,820
Dade Behring Holdings, Inc. *                                                 33,200            1,849,838
EPIX Medical, Inc. *                                                          57,100            1,102,601
Gen-Probe, Inc.                                                               49,700            1,981,539
IDEXX Laboratories, Inc. *                                                    28,569            1,449,591
Kyphon, Inc. * (a)                                                            43,100            1,068,018
LCA-Vision, Inc. (a)                                                          58,600            1,511,294
Respironics, Inc. *                                                           32,701            1,747,541
The Medicines Company * (a)                                                   44,790            1,081,231
Ventana Medical Systems, Inc. * (a)                                           35,300            1,780,532
VISX, Inc. *                                                                  84,200            1,734,520
                                                                                            -------------
                                                                                               17,943,412

HEALTHCARE SERVICES - 2.22%
America Service Group, Inc. *                                                 45,900            1,883,736
Genesis Healthcare Corp. *                                                    60,400            1,836,764
Sierra Health Services, Inc. * (a)                                            44,060            2,111,796
                                                                                            -------------
                                                                                                5,832,296

HOTELS & RESTAURANTS - 1.76%
Choice Hotels, Inc.                                                           45,458            2,617,926
Sonic Corp.                                                                   78,000            1,999,140
                                                                                            -------------
                                                                                                4,617,066

HOUSEHOLD PRODUCTS - 0.79%
Tempur-Pedic International, Inc. * (a)                                       138,700            2,079,113

INDUSTRIAL MACHINERY - 0.66%
Dionex Corp. *                                                                31,770            1,737,819

INSURANCE - 2.11%
HCC Insurance Holdings, Inc.                                                  59,900            1,805,985
Philadelphia Consolidated Holding Corp. *                                     33,300            1,835,496
Selective Insurance Group, Inc.                                               51,500            1,915,800
                                                                                            -------------
                                                                                                5,557,281

INTERNET CONTENT - 0.54%
Digitas, Inc. *                                                              182,600            1,411,498

INTERNET SERVICE PROVIDER - 0.75%
C-COR.net Corp. *                                                            141,110            1,192,379
United Online, Inc. (a)                                                       80,000              769,600
                                                                                            -------------
                                                                                                1,961,979

INTERNET SOFTWARE - 3.23%
Digital River, Inc. *                                                         80,040            2,383,591
Retek, Inc. *                                                                382,100            1,742,376
Supportsoft, Inc. * (a)                                                      199,840            1,946,442

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
TIBCO Software, Inc. *                                                       284,918        $   2,424,652
                                                                                            -------------
                                                                                                8,497,061

LEISURE TIME - 1.60%
Penn National Gaming, Inc. *                                                  53,200            2,149,280
RC2 Corp. *                                                                   62,800            2,066,120
                                                                                            -------------
                                                                                                4,215,400

MANUFACTURING - 0.59%
Nordson Corp.                                                                 42,830            1,470,354
York International Corp.                                                       3,000               94,770
                                                                                            -------------
                                                                                                1,565,124

MEDICAL-HOSPITALS - 2.73%
Cepheid, Inc. * (a)                                                          147,500            1,271,450
Palomar Medical Technologies, Inc. * (a)                                      90,300            1,979,376
Select Medical Corp.                                                         154,260            2,071,712
VCA Antech, Inc. * (a)                                                        90,440            1,865,777
                                                                                            -------------
                                                                                                7,188,315

METAL & METAL PRODUCTS - 2.12%
Commercial Metals Company (a)                                                 51,200            2,033,664
Crown Holdings, Inc. *                                                       155,000            1,598,050
Reliance Steel & Aluminum Company                                             49,200            1,953,240
                                                                                            -------------
                                                                                                5,584,954

MINING - 1.18%
AMCOL International Corp. (a)                                                 93,590            1,789,441
Lincoln Electric Holding, Inc.                                                41,800            1,310,848
                                                                                            -------------
                                                                                                3,100,289

PETROLEUM SERVICES - 1.17%
Cal Dive International, Inc. * (a)                                            48,500            1,727,570
Core Laboratories NV *                                                        54,500            1,340,155
                                                                                            -------------
                                                                                                3,067,725

PHARMACEUTICALS - 1.73%
Bradley Pharmaceuticals, Inc., Class A * (a)                                  63,530            1,292,835
Eyetech Pharmaceuticals, Inc. * (a)                                           35,400            1,203,246
First Horizon Pharmaceutical Corp. * (a)                                     102,000            2,041,020
                                                                                            -------------
                                                                                                4,537,101

PUBLISHING - 1.17%
Consolidated Graphics, Inc. *                                                 37,500            1,571,250
Thomas Nelson, Inc. (a)                                                       76,630            1,498,116
                                                                                            -------------
                                                                                                3,069,366

RAILROADS & EQUIPMENT - 0.83%
Wabtec Corp.                                                                 116,500            2,177,385

RETAIL GROCERY - 1.57%
7 Eleven, Inc. *                                                             105,600            2,109,888
Smart & Final, Inc. * (a)                                                    121,000            2,027,960
                                                                                            -------------
                                                                                                4,137,848

RETAIL TRADE - 7.44%
Cash America International, Inc.                                              90,700            2,218,522
Claire's Stores, Inc.                                                         71,000            1,777,840
Coldwater Creek, Inc. (a)                                                     86,071            1,796,302
Fossil, Inc.                                                                  71,200            2,202,928
Guitar Center, Inc. * (a)                                                     50,580            2,190,114
Pacific Sunwear of California, Inc. * (a)                                     87,995            1,852,295
PETCO Animal Supplies, Inc. *                                                 57,340            1,872,724
The Men's Wearhouse, Inc. * (a)                                               63,600            1,847,580
The Yankee Candle, Inc. *                                                     71,620            2,074,115
Tuesday Morning Corp. * (a)                                                   55,540            1,717,297
                                                                                            -------------
                                                                                               19,549,717

SEMICONDUCTORS - 4.18%
Cypress Semiconductor Corp. * (a)                                            140,000            1,237,600
Integrated Circuit Systems, Inc. * (a)                                        73,000            1,569,500
Micrel, Inc. *                                                               186,200            1,938,342
ON Semiconductor Corp. *                                                     500,000            1,565,000
Power Integrations, Inc. * (a)                                                98,000            2,002,140
Semtech Corp. *                                                               98,000            1,878,660
Vitesse Semiconductor Corp. * (a)                                            289,840              791,263
                                                                                            -------------
                                                                                               10,982,505

SOFTWARE - 4.13%
CIBER, Inc. *                                                                100,000              752,000
Macrovision Corp. *                                                           93,410            2,249,313
MapInfo Corp. * (a)                                                          210,400            2,272,320
Opnet Technologies, Inc. *                                                    47,400              486,324
Serena Software, Inc. * (a)                                                  130,970            2,191,128
SS&C Technologies, Inc.                                                       64,971            1,268,884
THQ, Inc. * (a)                                                               84,900            1,652,154
                                                                                            -------------
                                                                                               10,872,123

STEEL - 0.46%
NS Group, Inc. *                                                              65,400            1,209,900

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.56%
Aspect Communications Corp. *                                                119,330            1,184,947
Ditech Communications Corp. * (a)                                             74,200            1,661,338
Newport Corp. *                                                              103,000            1,181,410
Spectrasite, Inc. *                                                           31,500            1,464,750
Viasat, Inc. * (a)                                                            61,820            1,242,582
                                                                                            -------------
                                                                                                6,735,027

TRANSPORTATION - 1.19%
Offshore Logistics, Inc. *                                                    46,200            1,590,204
Pacer International,  Inc. *                                                  93,100            1,526,840
                                                                                            -------------
                                                                                                3,117,044

TRUCKING & FREIGHT - 1.41%
Old Dominion Freight Lines, Inc.                                              67,695            1,950,293
Wabash National Corp. *                                                       64,190            1,763,299
                                                                                            -------------
                                                                                                3,713,592
                                                                                            -------------
TOTAL COMMON STOCKS (Cost $253,300,229)                                                     $ 257,178,135
                                                                                            -------------

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) -CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                           -----------      -------------
SHORT TERM INVESTMENTS - 23.29%
State Street Navigator Securities
    Lending Prime Portfolio (c)                                            $56,034,488      $  56,034,488
UBS Finance Delaware, Inc.
    1.88% due 10/01/2004                                                     5,200,000          5,200,000
                                                                           -----------      -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $61,234,488)                                                                         $  61,234,488
                                                                                            -------------

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State Street                                     $    40,000      $      40,000
    Corp. dated 09/30/2004 at 1.55% to
    be repurchased at $40,002 on
    10/01/2004, collateralized by
    $30,000 U.S. Treasury Bonds, 8.75%
    due 08/15/2020 (valued at $43,988,
    including interest).
                                                                                            -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $40,000)                                                                             $      40,000
                                                                                            -------------
TOTAL INVESTMENTS (EMERGING GROWTH TRUST)
    (COST $314,574,717) - 121.13%                                                           $ 318,452,623
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.13)%                                              (55,549,681)
                                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                                  $ 262,902,942
                                                                                            =============

AGGRESSIVE GROWTH

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS - 95.80%

ADVERTISING - 1.26%
Getty Images, Inc. *                                                          24,200        $   1,338,260
Lamar Advertising Company *                                                   34,000            1,414,740
Omnicom Group, Inc.                                                           29,800            2,177,188
                                                                                            -------------
                                                                                                4,930,188

AEROSPACE - 2.24%
Textron, Inc.                                                                 60,200            3,869,054
United Industrial Corp.                                                       94,100            3,094,949
Woodward Governor Company                                                     26,300            1,774,987
                                                                                            -------------
                                                                                                8,738,990

AIR TRAVEL - 0.44%
Airtran Holdings, Inc. * (a)                                                  69,500              692,220
Southwest Airlines Company                                                    74,200            1,010,604
                                                                                            -------------
                                                                                                1,702,824

APPAREL & TEXTILES - 1.88%
Bebe Stores, Inc. (a)                                                         38,800              819,456
Cintas Corp.                                                                  72,300            3,039,492
Joseph A. Bank Clothiers, Inc. (a)                                            33,437              925,536
Oxford Industries, Inc. (a)                                                   35,100            1,307,475
Quiksilver, Inc. * (a)                                                        48,100            1,222,702
                                                                                            -------------
                                                                                                7,314,661

BANKING - 2.82%
East West Bancorp, Inc.                                                       38,500            1,293,215
Investors Financial Services Corp. (a)                                        82,500            3,723,225
New York Community Bancorp, Inc.                                              72,282            1,484,672
PrivateBankcorp, Inc. (a)                                                     28,900              779,144
Prosperity Bancshares, Inc. (a)                                               16,100              430,192
Silicon Valley Bancshares *                                                   21,500              799,155
Southwest BanCorp of Texas, Inc.                                              40,600              817,684
UCBH Holdings, Inc.                                                           27,400            1,070,518
W Holding Company, Inc.                                                       32,100              609,900
                                                                                            -------------
                                                                                               11,007,705

BIOTECHNOLOGY - 1.58%
Affymetrix, Inc. * (a)                                                        26,700              819,957
Cephalon, Inc. *                                                               8,300              397,570
Digene Corp. * (a)                                                            16,300              423,148
Integra LifeSciences Holdings Corp. * (a)                                     26,700              857,337
Invitrogen Corp. *                                                            38,700            2,128,113
Martek Biosciences Corp. * (a)                                                 5,400              262,656
MGI Pharma, Inc.                                                              47,600            1,270,444
                                                                                            -------------
                                                                                                6,159,225

BROADCASTING - 1.56%
Entercom Communications Corp. *                                               33,700            1,100,642
Entravision Communications Corp.,
    Class A * (a)                                                             24,300              184,923
Radio One, Inc., Class A *                                                    29,000              414,410
Radio One, Inc., Class D * (a)                                               125,400            1,784,442
Univision Communications, Inc., Class A *                                     81,855            2,587,437
                                                                                            -------------
                                                                                                6,071,854

BUILDING MATERIALS & CONSTRUCTION - 1.39%
American Standard Companies, Inc.                                             48,400            1,883,244
Eagle Materials, Inc. (a)                                                     34,400            2,452,720
Trex Company, Inc. * (a)                                                      24,100            1,067,148
                                                                                            -------------
                                                                                                5,403,112

BUSINESS SERVICES - 9.54%
Acxiom Corp.                                                                  57,800            1,372,172
Alliance Data Systems Corp. *                                                171,800            6,968,208
Charles River Associates, Inc. * (a)                                          23,800              911,302
Corporate Executive Board Company                                             62,400            3,821,376
CoStar Group, Inc. * (a)                                                      78,700            3,871,253
Euronet Worldwide, Inc. *                                                     70,100            1,312,272
Forrester Research, Inc. * (a)                                                38,400              585,216
Gevity HR, Inc. (a)                                                           38,500              592,130
Global Payments, Inc. (a)                                                     23,500            1,258,425
Insight Enterprises, Inc. *                                                   59,200              996,928
Iron Mountain, Inc.                                                           29,775            1,007,884
Paychex, Inc.                                                                 76,500            2,306,475
Robert Half International, Inc.                                              161,000            4,148,970
Scansource, Inc. * (a)                                                        20,300            1,295,140
Sirva, Inc. *                                                                144,500            3,309,050

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) -CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
SunGuard Data Systems, Inc. *                                                144,500        $   3,434,765
                                                                                            -------------
                                                                                               37,191,566

CHEMICALS - 1.21%
Techne Corp. * (a)                                                            23,100              881,958
The Scotts Company, Class A *                                                 45,700            2,931,655
Valspar Corp. (a)                                                             19,300              900,924
                                                                                            -------------
                                                                                                4,714,537

COMPUTERS & BUSINESS EQUIPMENT - 3.24%
Anteon International Corp. * (a)                                              53,500            1,960,775
Applied Films Corp. *                                                         50,900              916,709
CACI International, Inc., Class A *                                           53,100            2,802,618
CDW Corp.                                                                     48,800            2,831,864
Cogent, Inc. *                                                                38,200              696,004
Cognizant Technology Solutions Corp., Class A                                 31,800              970,218
Intergraph Corp. *                                                            32,100              872,157
National Instruments Corp. (a)                                                37,500            1,135,125
Palmone, Inc. (a)                                                             14,400              438,336
                                                                                            -------------
                                                                                               12,623,806

COSMETICS & TOILETRIES - 0.18%
Steiner Leisure, Ltd. *                                                       32,100              709,410

CRUDE PETROLEUM & NATURAL GAS - 1.32%
Harvest Natural Resources, Inc. * (a)                                         58,800              976,080
Patterson-UTI  Energy, Inc.                                                  107,100            2,042,397
Quicksilver Resources, Inc. (a)                                               34,400            1,123,848
Spinnaker Exploration Company *                                               28,900            1,012,656
                                                                                            -------------
                                                                                                5,154,981

DOMESTIC OIL - 0.21%
TETRA Technologies, Inc. *                                                    26,150              811,958

DRUGS & HEALTH CARE - 0.74%
Closure Medical Corp. * (a)                                                   34,800              495,552
Genencor International, Inc. * (a)                                            34,100              547,305
Impax Laboratories, Inc. * (a)                                                96,400            1,480,704
OraSure Technologies, Inc. * (a)                                              54,800              345,240
                                                                                            -------------
                                                                                                2,868,801

EDUCATIONAL SERVICES - 0.20%
Laureate Education, Inc. *                                                    21,400              796,508

ELECTRICAL EQUIPMENT - 1.43%
Cooper Industries, Ltd., Class A                                              27,200            1,604,800
Littelfuse, Inc. *                                                            47,100            1,626,363
Tektronix, Inc.                                                               68,000            2,261,000
Wilson Greatbatch Technologies, Inc. * (a)                                     5,000               89,450
                                                                                            -------------
                                                                                                5,581,613

ELECTRONICS - 4.26%
Agilent Technologies, Inc. *                                                  72,300            1,559,511
Artisan Components, Inc. *                                                    21,400              622,954
Daktronics, Inc. * (a)                                                        32,100              784,845
Enersys *                                                                    108,000            1,387,800
Engineered Support Systems, Inc. (a)                                          12,075              551,103
FEI Company * (a)                                                             32,300              638,248
FLIR Systems, Inc. * (a)                                                      28,400            1,661,400
II-VI, Inc. (a)                                                               28,400              994,284
Keithley Instruments, Inc. (a)                                                45,000              785,250
LeCroy Corp. * (a)                                                            14,200              237,282
Mercury Computer Systems, Inc. *                                             107,100            2,883,132
Photon Dynamics, Inc. * (a)                                                   34,800              706,440
Taser International, Inc. * (a)                                               15,000              563,250
Trimble Navigation, Ltd. (a)                                                  64,150            2,027,140
Varian, Inc. *                                                                32,300            1,223,201
                                                                                            -------------
                                                                                               16,625,840

FINANCIAL SERVICES - 4.72%
A.G. Edwards, Inc.                                                            24,100              834,342
Affiliated Managers Group, Inc. (a)                                           47,500            2,543,150
Ameritrade Holding Corp. *                                                    96,300            1,156,563
Collegiate Funding Services * (a)                                             41,100              516,216
Fiserv, Inc. *                                                                96,300            3,357,018
Inveresk Research Group, Inc. *                                               26,700              984,963
Ipayment, Inc. *                                                              13,400              538,144
Jeffries Group, Inc.                                                          25,600              882,432
Legg Mason, Inc.                                                              43,350            2,309,255
Lehman Brothers Holdings, Inc.                                                33,700            2,686,564
Piper Jaffray Companies, Inc. * (a)                                           16,000              633,440
T. Rowe Price Group, Inc.                                                     38,500            1,961,190
                                                                                            -------------
                                                                                               18,403,277

FOOD & BEVERAGES - 0.28%
Buffalo Wild Wings, Inc. * (a)                                                22,500              630,900
SunOpta, Inc. * (a)                                                           59,700              464,466
                                                                                            -------------
                                                                                                1,095,366

HEALTHCARE PRODUCTS - 3.47%
Advanced Neuromodulation Systems, Inc. * (a)                                  19,550              593,342
American Medical Systems Holdings, Inc. *                                     33,700            1,222,299
Cytyc Corp. *                                                                 57,000            1,376,550
Fisher Scientific International, Inc. * (a)                                   57,800            3,371,474
Gen-Probe, Inc.                                                               35,400            1,411,398
Henry Schein, Inc. *                                                          14,500              903,495
INAMED Corp.                                                                  12,000              572,040
Kyphon, Inc. * (a)                                                            18,700              463,386
Nuvasive, Inc. * (a)                                                          48,100              507,936
ResMed, Inc. * (a)                                                            21,900            1,042,659
VISX, Inc. *                                                                  45,500              937,300
Wright Medical Group, Inc. * (a)                                              13,200              331,584
Xenogen Corp. * (a)                                                           54,200              336,040
Zoll Medical Corp. * (a)                                                      13,400              447,426
                                                                                            -------------
                                                                                               13,516,929

HEALTHCARE SERVICES - 3.21%
Accredo Health, Inc. *                                                        34,800              820,236

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) -CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
American Healthways, Inc. (a)                                                 25,600        $     745,216
Cerner Corp. * (a)                                                            32,900            1,423,254
Covance, Inc. *                                                               26,200            1,047,214
DaVita, Inc.                                                                  77,900            2,426,585
Express Scripts, Inc. *                                                       38,400            2,509,056
ICON PLC, ADR * (a)                                                           25,600              842,496
Medco Health Solutions, Inc. *                                                36,100            1,115,490
Pediatrix Medical Group, Inc. * (a)                                           12,400              680,140
The Advisory Board Company *                                                  27,100              910,560
                                                                                            -------------
                                                                                               12,520,247

HOMEBUILDERS - 0.16%
Toll Brothers, Inc. * (a)                                                     13,400              620,822

HOTELS & RESTAURANTS - 3.63%
Brinker International, Inc. *                                                 73,600            2,292,640
CBRL Group, Inc.                                                              48,200            1,739,056
Kerzner International, Ltd. * (a)                                             19,000              835,430
P.F. Chang's China Bistro, Inc. * (a)                                         26,700            1,294,683
Panera Bread Company, Class A * (a)                                           32,100            1,205,034
RARE Hospitality International, Inc. *                                        41,250            1,099,313
Ruby Tuesday, Inc.                                                            57,400            1,599,738
Sonic Corp. (a)                                                               54,275            1,391,068
Station Casinos, Inc.                                                         28,400            1,392,736
Wendy's International, Inc.                                                   38,700            1,300,320
                                                                                            -------------
                                                                                               14,150,018

HOUSEHOLD APPLIANCES - 0.48%
The Toro Company (a)                                                          27,500            1,878,250

INDUSTRIAL MACHINERY - 1.71%
Actuant Corp., Class A                                                        48,400            1,994,564
Cognex Corp.                                                                  16,000              419,200
FMC Technologies, Inc. *                                                      42,600            1,422,840
Graco, Inc.                                                                   59,100            1,979,850
IDEX Corp.                                                                    25,200              855,792
                                                                                            -------------
                                                                                                6,672,246

INSURANCE - 0.76%
Assured Guaranty, Ltd. *                                                      34,800              579,768
Direct General Corp. (a)                                                      16,000              462,720
HCC Insurance Holdings, Inc.                                                  22,000              663,300
Navigators Group, Inc. * (a)                                                  19,900              581,876
ProAssurance Corp. * (a)                                                      18,800              658,376
                                                                                            -------------
                                                                                                2,946,040

INTERNET CONTENT - 0.56%
Ask Jeeves, Inc. * (a)                                                        19,300              631,303
CNET Networks, Inc. * (a)                                                     75,400              689,910
Digitas, Inc. * (a)                                                          112,300              868,079
                                                                                            -------------
                                                                                                2,189,292

INTERNET SERVICE PROVIDER - 0.38%
Avocent Corp. *                                                               34,500              898,035
SINA.com * (a)                                                                22,500              573,525
                                                                                            -------------
                                                                                                1,471,560

INTERNET SOFTWARE - 1.79%
Cybersource Corp. * (a)                                                       69,000              333,270
Digital River, Inc. * (a)                                                     18,700              556,886
eResearch Technology, Inc. (a)                                                38,900              518,537
Internet Security Systems, Inc. * (a)                                         35,800              608,600
Interwoven, Inc. (a)                                                          29,600              214,304
Macromedia, Inc. *                                                            56,800            1,140,544
Netegrity, Inc. *                                                             74,100              556,491
Networks Associates, Inc. *                                                   38,862              781,126
Safenet, Inc. * (a)                                                           45,500            1,200,290
Symantec Corp.                                                                19,400            1,064,672
                                                                                            -------------
                                                                                                6,974,720

INVESTMENT COMPANIES - 0.22%
iShares Nasdaq Biotechnology Index Fund                                       12,000              840,000

LEISURE TIME - 2.67%
Brunswick Corp.                                                               28,900            1,322,464
Imax Corp. * (a)                                                             107,700              606,351
Lions Gate Entertainment Corp. * (a)                                         149,800            1,303,260
Penn National Gaming, Inc. *                                                  32,100            1,296,840
Pixar, Inc. *                                                                  6,800              536,520
Regal Entertainment Group, Class A (a)                                        88,900            1,697,990
Royal Caribbean Cruises, Ltd. (a)                                             33,700            1,469,320
Shuffle Master, Inc. (a)                                                      34,250            1,283,005
The Nautilus Group, Inc. (a)                                                  38,900              878,751
                                                                                            -------------
                                                                                               10,394,501

LIFE SCIENCES - 0.46%
PerkinElmer, Inc.                                                             73,600            1,267,392
Pharmaceutical Product Development, Inc. * (a)                                15,000              540,000
                                                                                            -------------
                                                                                                1,807,392

MANUFACTURING - 0.95%
Danaher Corp.                                                                 19,900            1,020,472
Eaton Corp.                                                                   26,900            1,705,729
Rockwell Automation, Inc                                                      25,100              971,370
                                                                                            -------------
                                                                                                3,697,571

MEDICAL-HOSPITALS - 2.15%
AmSurg Corp. (a)                                                              38,050              805,899
Health Management Associates, Inc., Class A                                   48,200              984,726
Lifepoint Hospitals, Inc. * (a)                                               69,700            2,091,697
Select Medical Corp.                                                          47,000              631,210
Triad Hospitals, Inc. *                                                       73,500            2,531,340
VCA Antech, Inc. *                                                            65,400            1,349,202
                                                                                            -------------
                                                                                                8,394,074

MINING - 0.99%
Cleveland-Cliffs, Inc. * (a)                                                  32,200            2,604,014

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) -CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS (CONTINUED)

MINING (CONTINUED)
Joy Global, Inc.                                                              37,100        $   1,275,498
                                                                                            -------------
                                                                                                3,879,512

PETROLEUM SERVICES - 1.48%
Cal Dive International, Inc. * (a)                                            50,800            1,809,496
Core Laboratories NV *                                                        29,400              722,946
Grey Wolf, Inc. *                                                            164,000              801,960
Gulfmark Offshore, Inc. * (a)                                                  3,300               53,889
Pride International, Inc. *                                                   73,900            1,462,481
Universal Compression Holdings, Inc. *                                        27,000              919,890
                                                                                            -------------
                                                                                                5,770,662

PHARMACEUTICALS - 4.38%
American Pharmaceutical Partners, Inc. * (a)                                      0                     0
Amylin Pharmaceuticals, Inc. * (a)                                            60,200            1,235,304
Barr Pharmaceuticals, Inc.                                                    48,900            2,025,927
Caremark Rx, Inc. *                                                          121,200            3,886,884
Connetics Corp. * (a)                                                         56,500            1,526,630
Corcept Therapeutics, Inc. * (a)                                              39,400              308,896
Eyetech Pharmaceuticals, Inc. * (a)                                           24,900              846,351
Hospira, Inc. *                                                               33,800            1,034,280
Ivax Corp. *                                                                  90,375            1,730,681
Medicis Pharmaceutical Corp., Class A                                         32,100            1,253,184
NPS Pharmaceuticals, Inc. * (a)                                               43,200              940,896
OSI Pharmaceuticals, Inc. *                                                   19,700            1,210,762
Salix Pharmaceuticals, Ltd. (a)                                               49,750            1,070,620
                                                                                            -------------
                                                                                               17,070,415

PLASTICS - 0.17%
Spartech Corp. (a)                                                            26,900              675,190

POLLUTION CONTROL - 0.31%
Stericycle, Inc. *                                                            26,000            1,193,400

REAL ESTATE - 0.44%
CB Richard Ellis Group, Inc. *                                                74,000            1,709,400

RETAIL GROCERY - 0.36%
United Natural Foods, Inc. (a)                                                53,500            1,423,100

RETAIL TRADE - 8.88%
Aeropostale, Inc.                                                             74,400            1,949,280
AnnTaylor Stores Corp.                                                        48,200            1,127,880
Best Buy Company, Inc.                                                        38,500            2,088,240
Chico's FAS, Inc. *                                                           19,400              663,480
Coldwater Creek, Inc.                                                         32,500              678,275
Family Dollar Stores, Inc.                                                    60,200            1,631,420
Foot Locker, Inc.                                                             48,200            1,142,340
Fossil, Inc.                                                                  37,000            1,144,780
GameStop Corp. * (a)                                                          53,500              990,285
Guitar Center, Inc. * (a)                                                      9,500              411,350
Limited Brands                                                                88,600            1,974,894
Linens'n Things, Inc. *                                                       48,900            1,133,013
MSC Industrial Direct Company, Inc., Class A                                 108,400            3,694,272
Pacific Sunwear of California, Inc. *                                        129,000            2,715,450
PETCO Animal Supplies, Inc. *                                                 24,700              806,702
Staples, Inc.                                                                120,600            3,596,292
The Men's Wearhouse, Inc. * (a)                                               48,200            1,400,210
Tiffany & Company                                                             48,200            1,481,668
Tractor Supply Company * (a)                                                  81,700            2,568,648
Urban Outfitters, Inc.                                                        56,056            1,928,326
Williams-Sonoma, Inc. *                                                       39,900            1,498,245
                                                                                            -------------
                                                                                               34,625,050

SEMICONDUCTORS - 7.08%
Actel Corp. *                                                                 31,800              483,360
Amis Holdings, Inc. *                                                        104,000            1,406,080
ASE Test, Ltd. * (a)                                                          82,900              435,225
Broadcom Corp., Class A *                                                     60,100            1,640,129
Cymer, Inc. * (a)                                                             22,600              647,716
Entegris, Inc. * (a)                                                          65,800              548,772
Exar Corp. *                                                                  39,300              556,488
FormFactor, Inc. * (a)                                                        40,100              776,737
Genesis Microchip, Inc. * (a)                                                 32,500              438,750
Integrated Circuit Systems, Inc. *                                            37,800              812,700
Integrated Device Technology, Inc. *                                         143,000            1,362,790
Intersil Corp., Class A                                                       33,113              527,490
KLA-Tencor Corp. *                                                            48,600            2,015,928
Marvell Technology Group, Ltd.                                                36,600              956,358
Microchip Technology, Inc.                                                    96,275            2,584,021
Micron Technology, Inc. *                                                     96,900            1,165,707
Microsemi Corp. (a)                                                           56,200              792,420
Mykrolis Corp. * (a)                                                          67,600              680,732
Novellus Systems, Inc. *                                                      96,200            2,557,958
O2Micro International, Ltd. * (a)                                             53,500              574,590
Pixelworks, Inc. * (a)                                                        54,900              549,549
Power Integrations, Inc. * (a)                                                24,700              504,621
Semtech Corp. * (a)                                                          120,700            2,313,819
STATS ChipPAC Ltd-ADR * (a)                                                  124,976              747,357
Varian Semiconductor Equipment
    Associates, Inc. * (a)                                                    63,700            1,968,330
Zoran Corp. *                                                                 36,900              580,068
                                                                                            -------------
                                                                                               27,627,695

SOFTWARE - 3.64%
Activision, Inc.                                                              74,550            1,034,008
Avid Technology, Inc. * (a)                                                   22,500            1,054,575
Catapult Communications Corp. *                                               25,000              471,000
Citrix Systems, Inc. *                                                        72,300            1,266,696
Cognos, Inc. *                                                                77,800            2,763,456
Macrovision Corp. *                                                           43,600            1,049,888
Magma Design Automation, Inc. * (a)                                           32,100              484,068
Mercury Interactive Corp. *                                                   52,800            1,841,664
Micromuse, Inc. * (a)                                                              0                    0
NAVTEQ Corp. *                                                                26,700              951,588
Novell, Inc. *                                                                64,200              405,102

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                          ------------      -------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Open Solutions, Inc. * (a)                                                       3,900      $      97,383
Red Hat, Inc. *                                                                 76,000            930,240
Take-Two Interactive Software, Inc. * (a)                                       19,100            627,435
Websense, Inc. * (a)                                                            29,500          1,229,265
                                                                                            -------------
                                                                                               14,206,368

STEEL - 0.99%
Gibraltar Steel Corp. (a)                                                       20,300            734,048
Steel Dynamics, Inc. (a)                                                        80,800          3,120,496
                                                                                            -------------
                                                                                                3,854,544

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.17%
Amdocs, Ltd. *                                                                  60,700          1,325,081
Applied Signal Technology, Inc. (a)                                              7,600            243,124
Avaya, Inc. *                                                                  121,100          1,688,134
Comverse Technology, Inc. *                                                    144,500          2,720,935
Plantronics, Inc.                                                               76,500          3,307,860
Polycom, Inc. *                                                                 82,900          1,643,078
Tekelec * (a)                                                                   72,300          1,205,964
WJ  Communication, Inc. *                                                       97,900            238,876
                                                                                            -------------
                                                                                               12,373,052

TOYS, AMUSEMENTS & SPORTING GOODS - 0.16%
Marval Enterprises, Inc. (a)                                                    44,000            640,640

TRANSPORTATION - 0.23%
C. H. Robinson Worldwide, Inc.                                                  19,500            904,605

TRUCKING & FREIGHT - 0.42%
Knight Transportation, Inc. *                                                   24,100            516,222
UTI Worldwide, Inc.                                                             19,100          1,123,271
                                                                                            -------------
                                                                                                1,639,493
                                                                                            -------------
TOTAL COMMON STOCKS (Cost $346,226,123)                                                     $ 373,573,010
                                                                                            -------------

SHORT TERM INVESTMENTS - 21.95%
State Street Navigator Securities
    Lending Prime Portfolio (c)                                           $ 85,078,396      $  85,078,396
United States Treasury Bills
    zero coupon due 12/16/2004 ****                                            500,000            498,289
                                                                                            -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $85,576,206)                                                                          $  85,576,685
                                                                                            -------------

REPURCHASE AGREEMENTS - 3.91%
Repurchase Agreement with State Street                                    $ 15,268,000      $  15,268,000
    Corp. dated 09/30/2004 at 1.75% to
    be repurchased at $15,268,742 on
    10/01/2004, collateralized by
    $15,560,000 Federal Home Loan Bank,
    1.50% due 05/13/2005 (valued at
    $15,577,023, including interest).
                                                                                            -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $15,268,000)                                                                          $  15,268,000
                                                                                            -------------

TOTAL INVESTMENTS (AGGRESSIVE GROWTH)
    (COST $447,070,329) - 121.66%                                                           $ 474,417,695
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.66)%                                              (84,473,141)
                                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                                  $ 389,944,554
                                                                                            =============

EMERGING SMALL COMPANY TRUST

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS - 98.25%

ADVERTISING - 0.74%
aQuantive, Inc. * (a)                                                        239,800        $   2,314,070
ValueClick, Inc. *                                                           114,100            1,077,104
                                                                                            -------------
                                                                                                3,391,174

AIR FREIGHT - 0.00%
Abx Air, Inc. *                                                                   50                  325

APPAREL & TEXTILES - 0.40%
The Gymboree Corp. * (a)                                                     127,200            1,831,680

BANKING - 4.13%
East West Bancorp, Inc.                                                       93,300            3,133,947
First Niagara Financial Group, Inc.                                          116,200            1,554,756
First State Bancorporation (a)                                                77,500            2,443,575
Franklin Bank Corp. * (a)                                                     54,900              936,045
Greater Bay Bancorp (a)                                                       81,800            2,351,750
Greenhill & Company, Inc. * (a)                                                9,800              231,280
Silicon Valley Bancshares * (a)                                               71,500            2,657,655
UCBH Holdings, Inc.                                                           61,300            2,394,991
Umpqua Holdings Corp. (a)                                                    149,000            3,361,440
                                                                                            -------------
                                                                                               19,065,439

BIOTECHNOLOGY - 1.83%
Intermune, Inc. * (a)                                                        225,100            2,653,929
Serologicals Corp. * (a)                                                     125,700            2,932,581
Trimeris, Inc. * (a)                                                         190,500            2,867,025
                                                                                            -------------
                                                                                                8,453,535

BROADCASTING - 1.96%
Cumulus Media, Inc., Class A *                                               133,976            1,927,915
Entravision Communications Corp., Class A *                                  394,500            3,002,145
Mediacom Communications Corp., Class A * (a)                                 123,300              805,149
Radio One, Inc., Class A * (a)                                                26,900              384,401
Radio One, Inc., Class D *                                                   203,400            2,894,382
                                                                                            -------------
                                                                                                9,013,992

BUSINESS SERVICES - 6.11%
BearingPoint, Inc. *                                                         183,700            1,642,278
CDI Corp.                                                                    103,300            2,117,650
Entrust Technologies, Inc. *                                                 493,200            1,247,796
Global Payments, Inc. (a)                                                     80,000            4,284,000
Jackson Hewitt Tax Service, Inc.                                             140,300            2,838,269
LECG Corp. * (a)                                                              57,100              965,561
MAXIMUS, Inc. *                                                              123,300            3,552,273
NCO Group, Inc. *                                                            179,300            4,832,135
PRG-Schultz International, Inc. * (a)                                        481,500            2,763,810
Quest Software, Inc. * (a)                                                   220,900            2,456,408
Resources Connection, Inc. * (a)                                              39,500            1,492,310
                                                                                            -------------
                                                                                               28,192,490

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS - 0.92%
NII Holdings, Inc., Class B (a)                                              102,900        $   4,240,509

CHEMICALS - 6.64%
Cabot Corp.                                                                  151,300            5,835,641
Cabot Microelectronics Corp. * (a)                                           118,800            4,306,500
FMC Corp. *                                                                  128,800            6,255,816
Minerals Technologies, Inc.                                                   91,600            5,391,576
NOVA Chemicals Corp.                                                         177,600            6,873,120
Westlake Chem Corp *                                                          87,100            1,942,330
                                                                                            -------------
                                                                                               30,604,983

COMPUTERS & BUSINESS EQUIPMENT - 3.34%
Drexler Technology Corp. * (a)                                               141,000            1,291,560
Extreme Networks, Inc. *                                                     358,600            1,595,770
FileNET Corp. *                                                              209,800            3,663,108
MTS Systems Corp.                                                             63,200            1,343,000
National Instruments Corp. (a)                                               185,800            5,624,166
Overland Storage, Inc. * (a)                                                 134,700            1,884,453
                                                                                            -------------
                                                                                               15,402,057

CONSTRUCTION & MINING EQUIPMENT - 0.68%
Rowan Companies, Inc. *                                                      118,400            3,125,760

COSMETICS & TOILETRIES - 0.38%
Nu Skin Enterprises, Inc., Class A                                            75,000            1,763,250

CRUDE PETROLEUM & NATURAL GAS - 1.09%
Spinnaker Exploration Company *                                              143,600            5,031,744

DOMESTIC OIL - 1.72%
Denbury Resources, Inc. *                                                    136,600            3,469,640
Oil States International, Inc. *                                             237,500            4,441,250
                                                                                            -------------
                                                                                                7,910,890

DRUGS & HEALTH CARE - 1.25%
Molina Healthcare, Inc. * (a)                                                 96,000            3,408,000
Parexel International Corp. * (a)                                            120,800            2,367,680
                                                                                            -------------
                                                                                                5,775,680

EDUCATIONAL SERVICES - 0.59%
Leapfrog Enterprises, Inc., Class A * (a)                                    103,000            2,085,750
Learning Tree International, Inc. *                                           45,000              634,500
                                                                                            -------------
                                                                                                2,720,250

ELECTRICAL EQUIPMENT - 2.12%
AMETEK, Inc.                                                                  81,700            2,477,144
Tektronix, Inc.                                                              156,100            5,190,325
Wilson Greatbatch Technologies, Inc. * (a)                                   118,200            2,114,598
                                                                                            -------------
                                                                                                9,782,067

ELECTRONICS - 5.79%
Electro Scientific Industries, Inc. *                                        283,124            4,912,202
FLIR Systems, Inc. * (a)                                                     105,400            6,165,900
Kemet Corp. *                                                                173,800            1,406,042
Photon Dynamics, Inc. * (a)                                                   77,400            1,571,220
Trimble Navigation, Ltd. (a)                                                 177,149            5,597,908
Varian, Inc. *                                                               185,800            7,036,246
                                                                                            -------------
                                                                                               26,689,518

ENERGY - 0.76%
Headwaters, Inc. * (a)                                                       113,200            3,493,352

FINANCIAL SERVICES - 1.61%
Federal Agricultural Mortgage Corp.,
    Class C * (a)                                                             35,600              789,964
Financial Federal Corp. * (a)                                                116,600            4,370,168
National Financial Partners Corp.                                             63,500            2,272,030
                                                                                            -------------
                                                                                                7,432,162

FOOD & BEVERAGES - 0.21%
Performance Food Group Company * (a)                                          41,600              985,920

GOLD - 0.31%
Meridian Gold, Inc. *                                                         86,500            1,446,280

HEALTHCARE PRODUCTS - 3.12%
American Medical Systems Holdings, Inc. *                                     50,000            1,813,500
Coherent, Inc. *                                                             120,900            3,136,146
CTI Molecular Imaging, Inc. * (a)                                             72,400              584,268
Merit Medical Systems, Inc.                                                  193,100            2,917,741
STERIS Corp. *                                                               149,200            3,273,448
The Medicines Company * (a)                                                  110,000            2,655,400
                                                                                            -------------
                                                                                               14,380,503

HEALTHCARE SERVICES - 2.39%
LabOne, Inc. *                                                                78,300            2,288,709
Sierra Health Services, Inc. *                                               127,600            6,115,868
Symbion, Inc. *                                                               37,000              595,885
United Surgical Partners
    International, Inc. *                                                     58,600            2,012,910
                                                                                            -------------
                                                                                               11,013,372

HOTELS & RESTAURANTS - 3.13%
Argosy Gaming Corp. *                                                        136,200            5,339,040
Four Seasons Hotels, Inc. (a)                                                 41,600            2,666,560
La Quinta Corp. *                                                            257,100            2,005,380
Panera Bread Company, Class A * (a)                                           84,300            3,164,622
Red Robin Gourmet Burgers, Inc. * (a)                                         29,100            1,270,797
                                                                                            -------------
                                                                                               14,446,399

HOUSEHOLD APPLIANCES - 0.48%
The Toro Company                                                              32,500            2,219,750

INDUSTRIAL MACHINERY - 2.39%
Briggs & Stratton Corp.                                                       37,700            3,061,240
Flowserve Corp. *                                                            221,300            5,351,034
Manitowoc, Inc. (a)                                                           73,200            2,595,672
                                                                                            -------------
                                                                                               11,007,946

INDUSTRIALS - 0.58%
GrafTech International, Ltd. *                                               192,900            2,690,955

INTERNET CONTENT - 1.41%
Ask Jeeves, Inc. * (a)                                                        85,200            2,786,892

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS (CONTINUED)

INTERNET CONTENT (CONTINUED)
InfoSpace, Inc. *                                                             78,800        $   3,734,332
                                                                                            -------------
                                                                                                6,521,224

INTERNET RETAIL - 0.44%
NetIQ Corp. * (a)                                                            190,200            2,035,140

INTERNET SERVICE PROVIDER - 1.21%
Avocent Corp. *                                                              170,296            4,432,805
eSPEED, Inc., Class A *                                                      117,000            1,150,110
                                                                                            -------------
                                                                                                5,582,915

INTERNET SOFTWARE - 3.08%
F5 Networks, Inc. * (a)                                                      106,500            3,243,990
Macromedia, Inc. *                                                           202,300            4,062,184
RSA Security, Inc. * (a)                                                     159,200            3,072,560
Verity, Inc. * (a)                                                           296,300            3,816,344
                                                                                            -------------
                                                                                               14,195,078

LEISURE TIME - 1.48%
Alliance Gaming Corp. *                                                      121,200            1,825,272
Penn National Gaming, Inc. *                                                 123,300            4,981,320
                                                                                            -------------
                                                                                                6,806,592

LIFE SCIENCES - 0.70%
Pharmaceutical Product Development, Inc. * (a)                                90,000            3,240,000

MANUFACTURING - 1.89%
Mettler-Toledo International, Inc. *                                         125,700            5,935,554
Roper Industries, Inc.                                                        36,000            2,068,560
Shaw Group, Inc. * (a)                                                        60,100              721,200
                                                                                            -------------
                                                                                                8,725,314

MEDICAL-HOSPITALS - 2.06%
Rehabcare Group, Inc. *                                                       96,500            2,222,395
Select Medical Corp.                                                         215,000            2,887,450
VCA Antech, Inc. *                                                           212,000            4,373,560
                                                                                            -------------
                                                                                                9,483,405

MOBILE HOMES - 0.56%
Winnebago Industries, Inc. (a)                                                74,700            2,587,608

PETROLEUM SERVICES - 2.18%
Pride International, Inc. *                                                  157,800            3,122,862
Superior Energy Services, Inc. *                                             299,700            3,872,124
Varco International, Inc. *                                                  114,400            3,068,208
                                                                                            -------------
                                                                                               10,063,194

PHARMACEUTICALS - 4.77%
Adolor Corp. * (a)                                                           359,800            4,047,750
Angiotech Pharmaceuticals, Inc. (a)                                          139,000            2,817,530
Eyetech Pharmaceuticals, Inc. * (a)                                           53,300            1,811,667
NPS Pharmaceuticals, Inc. * (a)                                              138,100            3,007,818
OSI Pharmaceuticals, Inc. * (a)                                               79,200            4,867,632
Pharmion Corp. * (a)                                                          15,200              785,779
Taro Pharmaceutical Industries, Ltd. * (a)                                    85,300            1,994,314
Vicuron Phamaceuticals, Inc. * (a)                                           182,400            2,677,632
                                                                                            -------------
                                                                                               22,010,122

POLLUTION CONTROL - 0.52%
CUNO, Inc. * (a)                                                              41,800            2,413,950

REAL ESTATE - 2.65%
Glenborough Realty Trust, Inc., REIT                                          29,500              612,715
Jones Lang Lasalle, Inc. *                                                   188,700            6,228,987
MeriStar Hospitality Corp., REIT *                                           749,499            4,084,769
SL Green Realty Corp., REIT                                                   24,700            1,279,707
                                                                                            -------------
                                                                                               12,206,178

RETAIL GROCERY - 0.10%
United Natural Foods, Inc.                                                    17,300              460,180

RETAIL TRADE - 4.94%
Casual Male Retail Group, Inc. * (a)                                         122,500              641,900
Cost Plus, Inc. * (a)                                                        119,000            4,210,220
Finish Line, Inc. (a)                                                         40,800            1,261,536
Fred's, Inc., Class A (a)                                                    135,800            2,438,968
Hot Topic, Inc. * (a)                                                        148,950            2,538,108
J. Jill Group, Inc. * (a)                                                    114,300            2,268,855
Regis Corp.                                                                   45,200            1,817,944
Tractor Supply Company *                                                      99,000            3,112,560
Tuesday Morning Corp. *                                                      145,900            4,511,228
                                                                                            -------------
                                                                                               22,801,319

SANITARY SERVICES - 0.52%
Waste Connections, Inc.                                                       75,900            2,404,512

SEMICONDUCTORS - 8.03%
Actel Corp. *                                                                239,500            3,640,400
Advanced Energy Industries, Inc. * (a)                                       217,000            2,015,930
Exar Corp. * (a)                                                             265,800            3,763,728
Integrated Circuit Systems, Inc. *                                           199,400            4,287,100
Integrated Device Technology, Inc. *                                         273,400            2,605,502
Lam Research Corp. *                                                          98,600            2,157,368
Micrel, Inc. *                                                               111,700            1,162,797
Pericom Semiconductor Corp. *                                                102,400              989,184
Semtech Corp. * (a)                                                          398,100            7,631,577
Varian Semiconductor Equipment
    Associates, Inc. *                                                       266,300            8,228,670
ZILOG, Inc.                                                                   98,700              569,499
                                                                                            -------------
                                                                                               37,051,755

SOFTWARE - 2.52%
Aspen Technology, Inc. * (a)                                                 441,700            3,087,483
Borland Software Corp. * (a)                                                 305,700            2,552,595
Hyperion Solutions Corp. * (a)                                               176,300            5,992,437
                                                                                            -------------
                                                                                               11,632,515

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.60%
Commonwealth Telephone                                                             0
    Enterprises, Inc., (CTE) * (a)                                                                      0
Viasat, Inc. *                                                               137,600            2,765,760

TRAVEL SERVICES - 0.66%
Orbitz, Inc. * (a)                                                           111,200            3,024,640

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                         --------------     -------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT - 3.26%
Forward Air Corp. * (a)                                                         114,100     $   4,566,282
Knight Transportation, Inc. *                                                   168,950         3,618,909
Landstar Systems, Inc. (a)                                                       55,200         3,239,136
Oshkosh Truck Corp.                                                              63,300         3,611,898
                                                                                            -------------
                                                                                               15,036,225
                                                                                            -------------
TOTAL COMMON STOCKS (Cost $413,325,314)                                                     $ 453,159,608
                                                                                            -------------

SHORT TERM INVESTMENTS - 22.29%
State Street Navigator Securities
    Lending Prime Portfolio (c)                                          $  102,810,618     $ 102,810,618
                                                                         --------------     -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $102,810,618)                                                                         $ 102,810,618
                                                                                            -------------

REPURCHASE AGREEMENTS - 1.24%
Repurchase Agreement with State Street                                   $    5,730,000     $   5,730,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $5,730,103 on
    10/01/2004, collateralized by
    $4,945,000 U.S. Treasury Bonds,
    6.25% due 08/15/2023 (valued at
    $5,847,463 including interest).

TOTAL REPURCHASE AGREEMENTS
(Cost $5,730,000)                                                                           $   5,730,000
                                                                                            -------------
TOTAL INVESTMENTS (EMERGING SMALL COMPANY TRUST)
    (COST $521,865,932) - 121.78%                                                           $ 561,700,226
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.78)%                                             (100,473,144)
                                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                                  $ 461,227,082
                                                                                            =============

SMALL COMPANY BLEND TRUST

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                            ---------       -------------
COMMON STOCKS - 99.21%

AEROSPACE - 1.02%
Moog, Inc., Class A (a)                                                       11,100        $     402,930
Orbital Sciences Corp., Class A * (a)                                        133,300            1,522,286
                                                                                            -------------
                                                                                                1,925,216

AGRICULTURE - 0.18%
Fresh Del Monte Produce, Inc. (a)                                             13,600              338,776

AIR TRAVEL - 2.50%
Alaska Air Group, Inc. * (a)                                                  54,600            1,352,988
Delta Air Lines, Inc. * (a)                                                  390,400            1,284,416
Northwest Airlines Corp., Class A * (a)                                      131,400            1,078,794
Pinnacle Airline Corp. * (a)                                                 101,300            1,023,130
                                                                                            -------------
                                                                                                4,739,328

APPAREL & TEXTILES - 1.66%
G & K Services, Class A                                                       29,300            1,164,382
Warnaco Group, Inc. * (a)                                                     89,000            1,978,470
                                                                                            -------------
                                                                                                3,142,852

AUTO PARTS - 0.09%
BorgWarner, Inc.                                                               4,000              173,160

AUTO SERVICES - 0.42%
ANC Rental Corp. *                                                           694,000                   69
Lithia Motors, Inc., Class A                                                  37,200              790,872
                                                                                            -------------
                                                                                                  790,941

BANKING - 6.81%
BOK Financial Corp.                                                           37,128            1,656,280
Citizens Banking Corp. (a)                                                    63,100            2,055,167
Cullen Frost Bankers, Inc. (a)                                                30,700            1,426,629
First Community Bancorp (a)                                                    3,000              123,000
First Midwest Bancorp, Inc.                                                   50,250            1,736,640
Firstfed Financial Corp. * (a)                                                 9,800              479,024
Franklin Bank Corp. * (a)                                                     23,900              407,495
Greater Bay Bancorp (a)                                                       26,700              767,625
Netbank, Inc. (a)                                                             30,000              300,300
Placer Sierra Bancshares *                                                    21,800              457,800
Provident Bankshares Corp.                                                    32,000            1,073,600
South Financial Group, Inc.                                                   20,800              586,560
Sterling Bancshares, Inc.                                                     42,500              571,625
Umpqua Holdings Corp. (a)                                                     55,200            1,245,312
                                                                                            -------------
                                                                                               12,887,057

BIOTECHNOLOGY - 0.69%
Cell Therapeutics, Inc. * (a)                                                 41,700              286,062
Cytokinetics, Inc. * (a)                                                      15,400              204,820
Protein Design Labs, Inc. * (a)                                               41,400              810,612
                                                                                            -------------
                                                                                                1,301,494

BROADCASTING - 1.96%
Citadel Broadcasting Corp. * (a)                                              15,900              203,838
Emmis Communications Corp., Class A * (a)                                     19,000              343,140
Entercom Communications Corp. *                                               14,800              483,368
Mediacom Communications Corp., Class A * (a)                                  69,200              451,876
Radio One, Inc., Class A *                                                    49,800              711,642
Radio One, Inc., Class D * (a)                                                85,200            1,212,396
World Wrestling
    Entertainment, Inc., Class A (a)                                          25,400              310,388
                                                                                            -------------
                                                                                                3,716,648

BUSINESS SERVICES - 5.05%
ADVO, Inc. (a)                                                                60,800            1,881,152
Arbitron, Inc. * (a)                                                          70,200            2,570,022
Exponent, Inc. *                                                              14,600              402,230
Kendle International, Inc. * (a)                                              16,500               87,285
Quest Software, Inc. * (a)                                                    25,700              285,784
Resources Connection, Inc. *                                                  10,100              381,578
StarTek, Inc. (a)                                                             14,000              439,040
Synnex Corp. * (a)                                                            25,100              444,270

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT          VALUE
                                             ----------     ----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
TETRA Technologies, Inc. * (a)                 44,300       $  561,281
The BISYS Group, Inc. * (a)                    31,900          466,059
West Corp. *                                   69,900        2,036,187
                                                            ----------
                                                             9,554,888
CABLE AND TELEVISION - 0.50%
Insight Communications Company, Inc.,
    Class A * (a)                             106,900          940,720

CELLULAR COMMUNICATIONS - 0.53%
Jamdat Mobile, Inc *                            4,200           96,894
Novatel Wireless, Inc * (a)                    38,800          911,800
                                                             ---------
                                                             1,008,694
CHEMICALS - 3.45%
Lubrizol Corp. (a)                             22,500          778,500
Methanex Corp.                                286,400        4,316,048
The Scotts Company, Class A *                  22,300        1,430,545
                                                            ----------
                                                             6,525,093
COLLEGES & UNIVERSITIES - 0.18%
DeVry, Inc. * (a)                              16,600          343,786

COMMERCIAL SERVICES - 0.38%
Blue Nile, Inc. * (a)                           9,100          306,488
TNS, Inc. *                                    21,100          409,340
                                                            ----------
                                                               715,828
COMPUTERS & BUSINESS EQUIPMENT - 4.81%
Benchmark Electronics, Inc. (a)                40,900        1,218,820
Brocade Communications Systems, Inc. * (a)    264,000        1,491,600
Dot Hill Systems Corp. * (a)                  176,700        1,417,134
Gateway, Inc. * (a)                           251,400        1,244,430
Helix Technology Corp. (a)                     20,200          274,619
Ixia * (a)                                    101,000          981,720
Overland Storage, Inc. * (a)                   63,500          888,365
Pinnacle Systems, Inc. *                      118,700          494,979
Plexus Corp. * (a)                             98,000        1,081,920
                                                            ----------
                                                             9,093,587
CONTAINERS & GLASS - 1.58%
Jarden Corp. (a)                               42,300        1,543,527
Packaging Corp. of America (a)                 59,000        1,443,730
                                                            ----------
                                                             2,987,257
COSMETICS & TOILETRIES - 0.38%
Steiner Leisure, Ltd. *                        32,800          724,880

CRUDE PETROLEUM & NATURAL GAS - 2.30%
Cabot Oil & Gas Corp., Class A (a)             12,500          561,250
Helmerich & Payne, Inc. (a)                    58,400        1,675,496
Hydril *                                       33,800        1,451,710
Patterson-UTI  Energy, Inc.                    16,400          312,748
Spinnaker Exploration Company *                 9,800          343,392
                                                            ----------
                                                             4,344,596

DOMESTIC OIL - 0.78%
Delta Petroleum Corp. * (a)                    48,000          625,920
Noble Energy, Inc.                              9,700          564,928
St. Mary Land & Exploration Company             7,300          290,613
                                                            ----------
                                                             1,481,461
DRUGS & HEALTH CARE - 0.55%
Chromavision Medical Systems, Inc. * (a)       87,600           77,964
Qiagen NV * (a)                                83,400          954,930
                                                            ----------
                                                             1,032,894
EDUCATIONAL SERVICES - 0.28%
Laureate Education, Inc. * (a)                 14,500          539,690

ELECTRICAL EQUIPMENT - 0.78%
Power-One, Inc. * (a)                         112,900          731,592
Wilson Greatbatch Technologies, Inc. * (a)     41,600          744,224
                                                            ----------
                                                             1,475,816
ELECTRICAL UTILITIES - 1.62%
CMS Energy Corp. * (a)                        283,000        2,694,160
Westar Energy, Inc.                            18,500          373,700
                                                            ----------
                                                             3,067,860
ELECTRONICS - 1.45%
Electro Scientific Industries, Inc. * (a)      77,700        1,348,095
FEI Company * (a)                              55,800        1,102,608
LoJack Corp. * (a)                             25,000          280,000
Zygo Corp. * (a)                                1,300           13,169
                                                            ----------
                                                             2,743,872
ENERGY - 0.31%
Energen Corp. (a)                              11,300          582,515

FINANCIAL SERVICES - 3.56%
Americredit Corp. * (a)                       105,600        2,204,928
Fulton Financial Corp. (a)                     32,436          694,130
Harbor Florida Bancshares, Inc. (a)            12,600          391,860
National Financial Partners Corp.              56,100        2,007,258
San Juan Basin Royalty Trust (a)               46,900        1,430,919
                                                             ---------
                                                             6,729,095
FOOD & BEVERAGES - 2.71%
Del Monte Foods Company * (a)                  36,400          381,836
Interstate Bakeries Corp. (a)                 139,600          544,440
PepsiAmericas, Inc. (a)                        23,900          456,490
Performance Food Group Company * (a)           72,100        1,708,770
Robert Mondavi Corp., Class A * (a)            26,100        1,022,337
Tootsie Roll Industries, Inc. (a)              34,593        1,010,808
                                                            ----------
                                                             5,124,681
FURNITURE & FIXTURES - 1.41%
Furniture Brands International, Inc. (a)      106,400        2,668,512

GAS & PIPELINE UTILITIES - 0.73%
Southwest Gas Corp. (a)                        57,300        1,372,335

HEALTHCARE PRODUCTS - 1.89%
CTI Molecular Imaging, Inc. * (a)             153,600        1,239,552

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                                ---------      ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Kinetic Concepts, Inc. * (a)                      18,500       $  972,175
Wright Medical Group, Inc. * (a)                  54,400        1,366,528
                                                               ----------
                                                                3,578,255
HEALTHCARE SERVICES - 1.36%
AMN Healthcare Services, Inc. * (a)               83,194          994,168
The Advisory Board Company *                      18,000          604,800
Vistacare, Inc. * (a)                             63,700          975,247
                                                               ----------
                                                                2,574,215
HOMEBUILDERS - 1.56%
Beazer Homes USA, Inc. (a)                        27,700        2,960,853

HOTELS & RESTAURANTS - 5.16%
California Pizza Kitchen, Inc. * (a)              96,000        2,097,600
Fairmont Hotels Resorts, Inc. (a)                 33,300          909,756
Four Seasons Hotels, Inc. (a)                     25,800        1,653,780
Landry's Restaurants, Inc. (a)                    13,700          373,873
Orient Express Hotels, Ltd.                       65,800        1,075,172
P.F. Chang's China Bistro, Inc. * (a)             27,200        1,318,928
Ruby Tuesday, Inc. (a)                            51,900        1,446,453
Station Casinos, Inc. (a)                         18,000          882,720
                                                               ----------
                                                                9,758,282
HOUSEHOLD APPLIANCES - 0.40%
Libbey, Inc. (a)                                  40,900          764,830

HOUSEHOLD PRODUCTS - 0.20%
WD-40 Company (a)                                 13,200          377,520

INDUSTRIAL MACHINERY - 1.62%
Actuant Corp., Class A (a)                        53,300        2,196,493
Albany International Corp., Class A (a)           17,500          521,675
Tennant Company (a)                                8,800          356,664
                                                               ----------
                                                                3,074,832
INSURANCE - 3.15%
Endurance Specialty Holdings, Ltd.                14,700          472,605
First American Corp. (a)                          58,000        1,788,140
Max Re Capital, Ltd.                              13,000          260,000
Philadelphia Consolidated Holding Corp. *          5,200          286,624
W.R. Berkley Corp. (a)                            52,600        2,217,616
Zenith National Insurance Corp. (a)               22,000          930,820
                                                               ----------
                                                                5,955,805
INTERNET CONTENT - 0.55%
Alloy, Inc. * (a)                                 75,500          286,145
NetFlix, Inc. (a)                                 25,800          397,836
ProQuest Company * (a)                            13,900          357,230
                                                               ----------
                                                                1,041,211
INTERNET RETAIL - 0.44%
Ariba, Inc. * (a)                                 26,766          249,995
NetIQ Corp. * (a)                                 53,900          576,730
                                                               ----------
                                                                  826,725
INTERNET SERVICE PROVIDER - 0.61%
Salesforce.Com, Inc. * (a)                             0                0
United Online, Inc. (a)                          119,900        1,153,438

INTERNET SOFTWARE - 1.30%
Macromedia, Inc. *                                57,900        1,162,632
MatrixOne, Inc. *                                116,600          589,996
Supportsoft, Inc. *                               71,900          700,306
                                                               ----------
                                                                2,452,934
INVESTMENT COMPANIES - 1.06%
American Capital Strategies, Ltd. (a)             51,300        1,607,742
Medallion Financial Corp. (a)                     43,500          393,675
                                                               ----------
                                                                2,001,417
LEISURE TIME - 0.58%
Six Flags, Inc. * (a)                            201,500        1,096,160

MANUFACTURING - 1.31%
AptarGroup, Inc. (a)                              56,500        2,484,305

MEDICAL-HOSPITALS - 0.43%
Lifepoint Hospitals, Inc. * (a)                   27,100          813,271

OFFICE FURNISHINGS & SUPPLIES - 0.24%
United Stationers, Inc. * (a)                     10,300          447,020

PAPER - 1.10%
Boise Cascade Corp.                               24,107          802,281
P.H. Glatfelter Company (a)                      102,600        1,271,214
                                                               ----------
                                                                2,073,495
PETROLEUM SERVICES - 0.95%
Key Energy Services, Inc. *                       27,800          307,190
Newpark Resources, Inc. * (a)                    248,800        1,492,800
                                                               ----------
                                                                1,799,990
PHARMACEUTICALS - 3.86%
American Pharmaceutical Partners, Inc. * (a)      11,800          325,326
Amylin Pharmaceuticals, Inc. * (a)                90,900        1,865,268
Atherogenics, Inc. * (a)                          74,600        2,458,070
Eyetech Pharmaceuticals, Inc. * (a)                8,900          302,511
Inspire Pharmaceuticals, Inc. * (a)               48,400          761,332
Renovis, Inc. * (a)                               45,000          360,450
Vicuron Phamaceuticals, Inc. *                    84,300        1,237,524
                                                               ----------
                                                                7,310,481
PUBLISHING - 0.97%
Readers Digest Association, Inc., Class A        126,000        1,838,340

REAL ESTATE - 5.65%
American Financial Realty Trust, REIT             22,900          323,119
Annaly Mortgage Management, Inc., REIT (a)       116,500        1,995,645
Anthracite Capital, Inc., REIT (a)               107,700        1,197,624
Gramercy Captial Corp., REIT *                    33,000          514,800
Luminent Mortgage Capital, Inc., REIT (a)         23,300          295,444
MeriStar Hospitality Corp., REIT * (a)            65,800          358,610
MFA Mortgage Investments, Inc., REIT              67,700          623,517
Pan Pacific Retail Properties, Inc., REIT (a)     15,500          838,550

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  ------------       --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
SL Green Realty Corp., REIT (a)                         59,200       $    3,067,152
Trammell Crow Company * (a)                             94,300            1,482,396
                                                                     --------------
                                                                         10,696,857
RETAIL TRADE - 3.00%
Borders Group, Inc.                                     30,600              758,880
Christopher & Banks Corp. (a)                           34,950              559,550
Gaiam, Inc., Class A * (a)                              71,000              423,870
PETCO Animal Supplies, Inc. *                           46,700            1,525,222
School Specialty, Inc. * (a)                            35,000            1,379,350
Sports Authority, Inc. * (a)                            11,300              262,160
ValueVision Media, Inc., Class A * (a)                  58,000              776,620
                                                                     --------------
                                                                          5,685,652
SEMICONDUCTORS - 9.62%
Advanced Energy Industries, Inc. * (a)                 197,500            1,834,775
ASM International NV * (a)                              58,300              774,224
Credence Systems Corp. * (a)                           164,000            1,180,800
Cymer, Inc. * (a)                                      119,000            3,410,540
Emcore Corp. * (a)                                     174,400              341,824
Fairchild Semiconductor
    International, Inc. * (a)                           78,500            1,112,345
FormFactor, Inc. * (a)                                  20,200              391,274
Kulicke & Soffa Industries, Inc. * (a)                 145,900              824,335
LTX Corp. * (a)                                        201,500            1,090,115
MIPS Technologies, Inc., Class A * (a)                 169,100              963,870
MKS Instruments, Inc. * (a)                             87,700            1,343,564
Netlogic Microsystems, Inc * (a)                        36,400              239,876
Pixelworks, Inc. * (a)                                  83,100              831,831
Power Integrations, Inc. * (a)                          20,300              414,729
Rudolph Technologies, Inc. * (a)                        38,700              647,838
Sigmatel, Inc. * (a)                                    19,600              415,716
TranSwitch Corp. * (a)                                 414,400              522,144
Veeco Instruments, Inc. * (a)                           89,100            1,868,427
                                                                     --------------
                                                                         18,208,227
SOFTWARE - 0.72%
Ascential Software Corp. * (a)                          25,600              344,832
Blackboard, Inc * (a)                                    7,400              126,984
CallWave, Inc. *                                        24,300              232,065
Captiva Software Corp. * (a)                            14,700              164,640
Embarcadero Tech, Inc. * (a)                            24,900              210,654
Moldflow Corp. * (a)                                     5,300               63,600
SCO Group, Inc. * (a)                                   55,700              213,888
                                                                     --------------
                                                                          1,356,663
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.27%
Atheros Communications, Inc. * (a)                      77,100              786,420
Commonwealth Telephone
    Enterprises, Inc., (CTE) * (a)                       8,700              378,885
General Communication, Inc. *                           17,000              153,850

NETGEAR, Inc. * (a)                                     41,900              512,018
Newport Corp. * (a)                                     22,000              252,340
Polycom, Inc. *                                         16,000              317,120
                                                                     --------------
                                                                          2,400,633
TIRES & RUBBER - 0.04%
Bandag, Inc. (a)                                         1,700               74,460

TRANSPORTATION - 0.62%
Kirby Corp. * (a)                                        9,600              385,440
Pacer International,  Inc. *                            47,900              785,560
                                                                     --------------
                                                                          1,171,000
TRAVEL SERVICES - 0.05%
Orbitz, Inc. * (a)                                       3,300               89,760

TRUCKING & FREIGHT - 0.83%
Celadon Group, Inc. * (a)                               22,000              419,100
Central Freight Lines, Inc. * * (a)                     60,700              364,807
Swift Transportation, Inc. * (a)                        46,700              785,494
                                                                     --------------
                                                                          1,569,401
                                                                     --------------
TOTAL COMMON STOCKS (Cost $188,605,298)                              $  187,709,564
                                                                     --------------
SHORT TERM INVESTMENTS - 25.29%
State Street Navigator Securities
    Lending Prime Portfolio (c)                   $ 47,860,147       $   47,860,147
                                                  ------------       --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $47,860,147)                                                   $   47,860,147
                                                                     --------------
REPURCHASE AGREEMENTS - 0.75%
Repurchase Agreement with State Street            $  1,419,000       $    1,419,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $1,419,026 on
    10/01/2004, collateralized by
    $1,045,000 U.S. Treasury Bonds,
    8.125% due 08/15/2019 (valued at
    $1,449,938, including interest).

TOTAL REPURCHASE AGREEMENTS
(Cost $1,419,000)                                                    $    1,419,000
                                                                     --------------
TOTAL INVESTMENTS (SMALL COMPANY BLEND TRUST)
    (COST $237,884,445) - 125.25%                                    $  236,988,711
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.25)%                        (47,780,784)
                                                                     --------------
TOTAL NET ASSETS - 100.00%                                           $  189,207,927
                                                                     ==============

SMALL COMPANY TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  ------------       --------------
COMMON STOCKS - 99.46%

ADVERTISING - 0.40%
Grey Global Group, Inc. (a)                            136           $      135,320

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------      ----------
COMMON STOCKS (CONTINUED)

ADVERTISING (CONTINUED)
Ventiv Health, Inc. *                                2,178        $   36,917
                                                                  ----------
                                                                     172,237
AEROSPACE - 1.97%
Aviall, Inc. *                                      16,912           345,005
Orbital Sciences Corp., Class A * (a)                2,022            23,091
United Defense Industries, Inc. *                   11,925           476,881
                                                                  ----------
                                                                     844,977
AIR TRAVEL - 0.32%
FLYi, Inc. * (a)                                     3,440            13,451
Frontier Airlines, Inc. * (a)                        3,290            25,267
Mesa Air Group, Inc. * (a)                           3,073            15,672
SkyWest, Inc.                                        5,403            81,315
                                                                  ----------
                                                                     135,705
ALUMINUM - 0.10%
Century Aluminum Company *                           1,483            41,124

APPAREL & TEXTILES - 2.45%
Culp, Inc. * (a)                                     2,841            20,881
Deckers Outdoor Corp. * (a)                          2,707            92,038
Hartmarx Corp. *                                     8,936            66,305
Kellwood Company                                     7,799           284,274
Movado Group, Inc.                                   7,039           119,663
Stage Stores, Inc. *                                12,193           417,244
Unifirst Corp.                                         640            18,304
Warnaco Group, Inc. *                                1,416            31,478
                                                                  ----------
                                                                   1,050,187
AUTO PARTS - 0.27%
American Axle & Manufacturing Holdings, Inc.         3,643           106,594
TRW Automotive Holdings Corp. *                        415             7,823
                                                                  ----------
                                                                     114,417
AUTOMOBILES - 0.95%
Monaco Coach Corp.                                   2,048            44,339
Tenneco Automotive, Inc. *                          27,639           362,071
                                                                  ----------
                                                                     406,410
BANKING - 7.60%
Bank of Hawaii Corp.                                 8,861           418,682
BOK Financial Corp.                                    715            31,896
Capital Crossing Bank * (a)                          6,466           164,495
Central Pacific Financial Corp.                        752            20,695
City National Corp.                                  4,515           293,249
Columbia Banking System, Inc. (a)                    1,858            44,202
Community Trust Bancorp, Inc. (a)                      487            15,136
Corus Bankshares, Inc.                               3,425           147,720
Cullen Frost Bankers, Inc.                           4,305           200,053
Doral Financial Corp. (a)                            3,974           164,802
First BanCorp Puerto Rico                              247            11,930
First Citizens Bancshares, Inc.                        479            56,522
Firstfed Financial Corp. *                           2,920           142,730
Flagstar Bancorp, Inc. (a)                          13,801           293,685
Hudson United Bancorp                                4,689           172,790
Independence Community Bank Corp. (a)                2,173            84,856
Irwin Financial Corp. (a)                            5,986           154,559
Mid-State Bancshares                                   333             8,568
Oriental Financial Group, Inc. (a)                   4,380           118,523
Pacific Capital Bancorp                              6,797           201,055
R & G Financial Corp., Class B                      11,485           443,895
Santander Bancorp                                      965            24,125
Wesbanco, Inc. (a)                                     287             8,346
WFS Financial, Inc.                                    799            37,194
                                                                  ----------
                                                                   3,259,708
BIOTECHNOLOGY - 1.16%
Charles River Laboratories
    International, Inc. * (a)                        5,192           237,794
Millipore Corp. *                                    2,168           103,739
Progress Software Corp. *                            7,829           155,797
                                                                  ----------
                                                                     497,330
BROADCASTING - 0.08%
Mediacom Communications Corp., Class A * (a)           796             5,198
Sinclair Broadcast Group, Inc., Class A              4,205            30,696
                                                                  ----------
                                                                      35,894
BUILDING MATERIALS & CONSTRUCTION - 0.57%
NCI Building Systems, Inc. *                         6,653           212,231
Perini Corp. *                                       2,232            31,828
                                                                  ----------
                                                                     244,059
BUSINESS SERVICES - 4.47%
Acxiom Corp.                                        18,106           429,836
Brinks Company                                         812            24,498
Catalina Marketing Corp.                               374             8,632
Compucredit Corp. *                                  7,114           132,463
CSG Systems International, Inc. *                    2,783            42,886
DigitalNet Holdings, Inc. * (a)                      3,623           109,469
Exponent, Inc. *                                     1,298            35,760
Ezcorp, Incorporated, Class A * * (a)                4,727            41,130
Gevity HR, Inc.                                      3,908            60,105
Memberworks, Inc. * (a)                              5,325           139,728
NCO Group, Inc. *                                    3,681            99,203
PDI, Inc. *                                          6,522           176,029
R.H. Donnelley Corp. *                               8,855           437,083
Sothebys Holdings, Inc., Class A *                   2,505            39,378
Teletech Holdings, Inc. *                            9,545            90,105
Tyler Technologies, Inc. *                           3,911            34,573
West Corp. * (a)                                       593            17,274
                                                                  ----------
                                                                   1,918,152
CELLULAR COMMUNICATIONS - 0.27%
Metrocall Holdings, Inc. * (a)                       1,020            66,147

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT           VALUE
                                               ---------       ----------
COMMON STOCKS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
Tessco Technologies, Inc. *                       4,538        $   50,735
                                                               ----------
                                                                  116,882
CHEMICALS - 2.52%
Georgia Gulf Corp.                               13,179           587,652
Newmarket Corp. *                                 8,785           183,431
Octel Corp. (a)                                   7,114           151,101
Techne Corp. * (a)                                  892            34,056
Terra Industries, Inc. * (a)                     14,238           123,301
                                                               ----------
                                                                1,079,541
COMPUTERS & BUSINESS EQUIPMENT - 3.09%
ADE Corp. *                                       5,148            87,696
Agilysys, Inc.                                   14,910           257,794
Digi International, Inc. *                        2,210            25,260
Gerber Scientific, Inc. *                         8,761            57,735
Ingram Micro, Inc., Class A *                    28,196           453,956
Intergraph Corp. *                                1,541            41,869
MTS Systems Corp.                                 8,046           170,977
Palmone, Inc.                                     1,441            43,864
SI International, Inc. * (a)                      4,624           101,312
Tech Data Corp. *                                 2,190            84,425
                                                               ----------
                                                                1,324,888
CONSTRUCTION MATERIALS - 1.21%
Applied Industrial Technologies, Inc.             2,202            78,700
USG Corp. * (a)                                  24,161           440,455
                                                               ----------
                                                                  519,155
CONTAINERS & GLASS - 0.59%
Silgan Holdings, Inc.                             5,413           250,622

COSMETICS & TOILETRIES - 0.78%
Chattem, Inc. * (a)                              10,349           333,755

CRUDE PETROLEUM & NATURAL GAS - 1.33%
Cimarex Energy Company *                          1,638            57,232
Newfield Exploration Company *                    3,639           222,852
Pogo Producing Company                            6,094           289,160
                                                               ----------
                                                                  569,244
DOMESTIC OIL - 1.57%
Frontier Oil Corp.                                6,627           156,463
Giant Industries, Inc. * (a)                      3,959            96,204
Houston Exploration Company *                     3,009           178,584
Remington Oil Gas Corp. *                         4,026           105,683
Vintage Petroleum, Inc.                           6,653           133,526
Williams Clayton Energy, Inc. *                     108             2,314
                                                               ----------
                                                                  672,774
DRUGS & HEALTH CARE - 2.91%
Alliance Imaging, Inc. *                          1,204             8,994
CNS, Inc. (a)                                     1,513            16,643
Conmed Corp. *                                    8,314           218,658
Kos Pharmaceuticals, Inc. *                      11,276           401,539
Mannatech, Inc. (a)                               2,267            31,783
Nutraceutical International Corp. * (a)           7,048            99,306
Perrigo Company                                  15,389           316,244
Prime Medical Services, Inc. * * (a)              4,709            33,999
Sola International, Inc. *                        6,025           114,776
Vital Signs, Inc.                                   242             7,739
                                                               ----------
                                                                1,249,681
ELECTRICAL EQUIPMENT - 2.79%
AMETEK, Inc.                                      1,402            42,508
Anixter International, Inc. (a)                   2,341            82,146
Genlyte Group, Inc. *                             3,635           234,058
Littelfuse, Inc. *                               12,575           434,215
Penn Engineering & Manufacturing Corp.            1,715            31,933
Rayovac Corp. * (a)                               3,895           102,633
Wesco International, Inc. *                      11,159           270,606
                                                               ----------
                                                                1,198,099
ELECTRICAL UTILITIES - 1.99%
CenterPoint Energy, Inc. (a)                     41,256           427,412
El Paso Electric Company *                        4,094            65,791
Unisource Energy Corp. (a)                       14,848           361,549
                                                               ----------
                                                                  854,752
ELECTRONICS - 2.39%
Arrow Electronics, Inc. *                        18,440           416,375
Avnet, Inc. *                                    10,064           172,296
Checkpoint Systems, Inc. *                        4,479            69,738
Cyberoptics Corp. * (a)                             837            12,923
Electro Scientific Industries, Inc. * (a)         5,630            97,680
Park Electrochemical Corp.                        6,485           137,482
Stoneridge, Inc. *                                8,398           118,412
                                                               ----------
                                                                1,024,906
FINANCIAL SERVICES - 1.81%
Ace Cash Express, Inc. * (a)                      8,843           230,272
Advanta Corp., Class B                              875            21,166
City Holding Company (a)                          2,266            74,529
Downey Financial Corp.                              717            39,406
International Bancshares Corp.                    2,162            79,454
Nelnet, Inc., Class A *                           3,421            76,562
New Century Financial Corp. (a)                   3,111           187,344
SWS Group, Inc.                                     215             3,457
Westcorp, Inc.                                    1,186            50,429
WSFS Financial Corp.                                309            15,450
                                                               ----------
                                                                  778,069
FOOD & BEVERAGES - 2.08%
Chiquita Brands International, Inc. * (a)           503             8,757
Corn Products International, Inc. (a)             2,890           133,229
M & F Worldwide Corp. *                           6,901            89,782
Pilgrims Pride Corp. (a)                         15,778           427,268
Sanderson Farms, Inc. (a)                         5,594           187,120

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------      ----------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Seabord Corp.                                          79        $   46,290
                                                                 ----------
                                                                    892,446
FURNITURE & FIXTURES - 0.32%
Hooker Furniture Corp. *                              500            13,815
Stanley Furniture Company, Inc.                     2,784           122,496
                                                                 ----------
                                                                    136,311
GAS & PIPELINE UTILITIES - 1.80%
AGL Resources, Inc.                                 5,907           181,758
Dynegy, Inc., Class A *                             2,987            14,905
National Fuel Gas Company                             610            17,281
UGI Corp.                                          14,917           555,808
                                                                 ----------
                                                                    769,752
HEALTHCARE PRODUCTS - 3.90%
Bausch & Lomb, Inc.                                 2,852           189,515
Cantel Medical Corp. * (a)                             99             2,376
Dade Behring Holdings, Inc. *                       2,434           135,618
Fisher Scientific International, Inc. * (a)         3,201           186,714
Haemonetics Corp. *                                11,934           391,913
Owens & Minor, Inc.                                 8,173           207,594
Priority Healthcare Corp., Class B *                2,949            59,422
Respironics, Inc. *                                 2,839           151,716
Sybron Dental Specialties, Inc. *                   7,628           226,475
VISX, Inc. *                                        5,824           119,975
                                                                 ----------
                                                                  1,671,318
HEALTHCARE SERVICES - 2.78%
America Service Group, Inc. *                         211             8,659
Humana, Inc. *                                     13,769           275,105
PacifiCare Health Systems, Inc. (a)                 9,589           351,916
Sierra Health Services, Inc. * (a)                 11,649           558,337
                                                                 ----------
                                                                  1,194,017
HOMEBUILDERS - 2.08%
NVR, Inc. *                                         1,441           793,991
Walter Industries, Inc.                             6,183            99,052
                                                                 ----------
                                                                    893,043
HOTELS & RESTAURANTS - 2.66%
Ameristar Casinos, Inc.                               765            23,141
CKE Restaurants, Inc. * (a)                        38,300           423,215
Dave & Buster's, Inc. * (a)                         5,487           104,143
Jack In the Box, Inc. *                            17,543           556,639
Lone Star Steakhouse & Saloon, Inc. (a)             1,285            33,192
                                                                 ----------
                                                                  1,140,330
HOUSEHOLD APPLIANCES - 0.41%
The Toro Company                                    2,548           174,028

INDUSTRIAL MACHINERY - 2.24%
Briggs & Stratton Corp.                               848            68,857
Cummins, Inc. (a)                                   6,311           466,320
Kennametal, Inc.                                    2,724           122,989

INDUSTRIAL MACHINERY (CONTINUED)
Middleby Corp. (a)                                  1,262            66,444
Olympic Steel, Inc. * (a)                          12,079           228,293
Watts Industries, Inc., Class A                       321             8,619
                                                                 ----------
                                                                    961,522
INSURANCE - 3.52%
American Financial Group, Inc. (a)                 14,086           421,031
First American Corp.                                5,992           184,733
UICI (a)                                           18,485           605,199
United Fire & Casualty Company (a)                     60             3,440
Zenith National Insurance Corp. (a)                 6,998           296,085
                                                                 ----------
                                                                  1,510,488
INTERNATIONAL OIL - 0.14%
Callon Petroleum Company *                          4,782            60,636

INTERNET SERVICE PROVIDER - 1.40%
C-COR.net Corp. *                                   9,992            84,432
Earthlink, Inc. *                                  40,952           421,806
United Online, Inc. (a)                             9,822            94,488
                                                                 ----------
                                                                    600,726
LEISURE TIME - 3.21%
AMC Entertainment, Inc. *                           1,038            19,867
Blockbuster, Inc., Class A (a)                     12,279            93,198
Brunswick Corp.                                    11,134           509,492
Hollywood Entertainment Corp. *                    43,113           425,525
Penn National Gaming, Inc. *                        2,458            99,303
Polaris Industries, Inc. (a)                          392            21,882
RC2 Corp. * (a)                                       649            21,352
Steinway Musical Instruments, Inc. * (a)            3,825           104,040
Vail Resorts, Inc. *                                4,400            79,508
                                                                 ----------
                                                                  1,374,167
LIFE SCIENCES - 0.05%
Dawson Geophysical Company *                          947            19,821

MANUFACTURING - 2.00%
ESCO Technologies, Inc. *                           2,858           193,658
Hexcel Corp. * (a)                                    425             5,874
Nordson Corp.                                       6,586           226,097
The Stanley Works                                  10,177           432,828
                                                                 ----------
                                                                    858,457
MEDICAL-HOSPITALS - 0.35%
Anika Therapeutics, Inc *                           2,085            28,773
Select Medical Corp.                                9,164           123,073
                                                                 ----------
                                                                    151,846
METAL & METAL PRODUCTS - 1.30%
Metal Management, Inc.                             10,863           197,489
Quanex Corp. (a)                                      989            50,716
Reliance Steel & Aluminum Company                   6,810           270,357
Shiloh Industries, Inc *                            2,925            40,658
                                                                 ----------
                                                                    559,220

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                                ---------      ----------
COMMON STOCKS (CONTINUED)

MINING - 0.54%
Alliance Resource Partners, LP                    3,452        $  192,173
Oregon Steel Mills, Inc. *                        1,729            28,753
Terex Corp. *                                       211             9,158
                                                               ----------
                                                                  230,084
OFFICE FURNISHINGS & SUPPLIES - 0.60%
CompX International, Inc *                        1,252            20,032
Global Imaging Systems, Inc. *                    7,627           237,047
                                                               ----------
                                                                  257,079
PAPER - 1.67%
Louisiana-Pacific Corp.                          17,598           456,668
Potlatch Corp. (a)                                5,573           260,872
                                                               ----------
                                                                  717,540
PETROLEUM SERVICES - 2.67%
Cal Dive International, Inc. *                    2,674            95,248
Lone Star Technologies, Inc. *                    2,986           112,871
SEACOR SMIT, Inc. *                               1,645            76,904
Tesoro Petroleum Corp. *                          4,525           133,623
Universal Compression Holdings, Inc. *            5,728           195,153
Veritas DGC, Inc. *                              23,225           529,065
                                                               ----------
                                                                1,142,864
PHARMACEUTICALS - 0.10%
Andrx Corp. *                                     1,525            34,099
Caraco Pharmaceutical Labs * (a)                  1,159             8,924
                                                               ----------
                                                                   43,023
PUBLISHING - 0.31%
Consolidated Graphics, Inc. * (a)                 3,213           134,625

RAILROADS & EQUIPMENT - 0.19%
Kansas City Southern * (a)                        5,430            82,373

REAL ESTATE - 2.53%
Associated Estates Realty Corp., REIT            15,458           154,425
Bluegreen Corp. *                                 1,217            13,545
CBL & Associates Properties, Inc., REIT           6,967           424,639
Felcor Lodging Trust, Inc., REIT * (a)           13,232           149,654
Innkeepers USA Trust, REIT                       27,599           343,332
                                                               ----------
                                                                1,085,595
RETAIL GROCERY - 0.87%
7 Eleven, Inc. *                                  2,769            55,325
Nash-Finch Company (a)                            8,296           260,909
Smart & Final, Inc. *                             3,378            56,615
                                                               ----------
                                                                  372,849
RETAIL TRADE - 5.20%
Aaron Rents, Inc., Class B                        9,914           215,729
Barnes & Noble, Inc. *                           12,608           466,496
Charming Shoppes, Inc. *                          4,082            29,064
Claire's Stores, Inc.                             5,054           126,552
Finlay Enterprises, Inc. *                          674            13,109
Genesco, Inc. * (a)                              10,598           249,583

RETAIL TRADE (CONTINUED)
Pantry, Inc. *                                    5,676           142,865
Party City Corp. *                                  604             8,921
Rent-A-Center, Inc. *                            16,438           425,087
Rite Aid Corp. *                                 11,354            39,966
Stein Mart, Inc. *                                5,713            86,952
The Dress Barn, Inc. * (a)                        2,870            50,081
The Yankee Candle, Inc. *                         5,262           152,387
Transport World Entertainment Corp. * (a)        17,846           174,355
Zale Corp.                                        1,746            49,063
                                                               ----------
                                                                2,230,210
SANITARY SERVICES - 0.02%
Darling International, Inc. *                     1,970             8,491

SEMICONDUCTORS - 1.53%
Aetrium, Inc *                                    1,018             5,222
Intergrated Electrical Services, Inc. *           1,653             7,951
Kulicke & Soffa Industries, Inc. * (a)           55,617           314,236
MEMC Electronic Materials, Inc. *                 8,443            71,597
Photronics, Inc. * (a)                           13,706           227,794
Richardson Electronics, Ltd.                      2,007            19,287
Siliconix, Inc. *                                   282            10,104
                                                                  656,191
                                                               ----------
SOFTWARE - 1.66%
ANSYS, Inc. *                                       311            15,466
Aspen Technology, Inc. * (a)                      1,619            11,317
Autodesk, Inc.                                    5,411           263,137
Avid Technology, Inc. *                             606            28,403
DucoCorp, Inc. *                                  2,728            23,188
Hyperion Solutions Corp. *                          316            10,741
                                                               ----------

Parametric Technology Corp. *                    40,006           211,232
SPSS, Inc. *                                        189             2,519
THQ, Inc. *                                       1,254            24,403
Transaction Systems
    Architects, Inc., Class A *                   6,623           123,088
                                                               ----------
                                                                  713,494
STEEL - 1.01%
NS Group, Inc. *                                  7,898           146,113
Steel Dynamics, Inc. (a)                          4,092           158,033
Steel Technologies, Inc. (a)                      4,948           126,753
                                                               ----------
                                                                  430,899
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.24%
Aspect Communications Corp. * (a)                19,666           195,283
Commonwealth Telephone
    Enterprises, Inc., (CTE) * (a)                5,545           241,485
Commscope, Inc. *                                 6,031           130,269
PTEK Holdings, Inc. *                            45,924           393,569
                                                               ----------
                                                                  960,606

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT             VALUE
                                                        ------------       ------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 0.62%
Harris Corp.                                                   3,046       $    167,347
TALK America Holdings, Inc. * (a)                             18,868             98,680
                                                                           ------------
                                                                                266,027
TIRES & RUBBER - 0.44%
Goodyear Tire &  Rubber Company *                             17,507            188,025

TOYS, AMUSEMENTS & SPORTING GOODS - 0.42%
Jakks Pacific, Inc. * (a)                                      7,794            179,262

TRANSPORTATION - 1.14%
Heartland Express, Inc. (a)                                    6,461            119,205
Kirby Corp. * (a)                                              2,352             94,433
Offshore Logistics, Inc. *                                     1,949             67,085
Yellow Roadway Corp. * (a)                                     4,441            208,238
                                                                           ------------
                                                                                488,961
TRAVEL SERVICES - 0.03%
Ambassadors Group, Inc.                                          291              7,857
Navigant International, Inc. * (a)                               322              5,258
                                                                           ------------
                                                                                 13,115
TRUCKING & FREIGHT - 1.84%
Arkansas Best Corp.                                            2,324             85,105
EGL, Inc. * (a)                                                4,029            121,918
Forward Air Corp. *                                            2,000             80,040
Knight Transportation, Inc. *                                  4,958            106,200
Landstar Systems, Inc.                                         2,656            155,854
USF Corp.                                                      2,642             94,821
Wabash National Corp. *                                        5,298            145,536
                                                                           ------------
                                                                                789,474
                                                                           ------------
TOTAL COMMON STOCKS (Cost $40,435,160)                                     $ 42,651,483
                                                                           ------------

SHORT TERM INVESTMENTS - 17.19%
State Street Navigator Securities
    Lending Prime Portfolio (c)                         $  7,372,260       $  7,372,260
                                                                           ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $7,372,260)                                                         $  7,372,260
                                                                           ------------
REPURCHASE AGREEMENTS - 0.09%
Repurchase Agreement with State Street                  $     36,000       $     36,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $36,001 on
    10/01/2004, collateralized by
    $25,000 U.S. Treasury Bonds, 8.75%
    due 05/15/2020 (valued at $37,188,
    including interest)
                                                                           ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $36,000)                                                            $     36,000
                                                                           ------------
TOTAL INVESTMENTS (SMALL COMPANY TRUST)
    (COST $47,843,420) - 116.74%                                           $ 50,059,743

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.74)%                             (7,177,364)
                                                                           ------------
TOTAL NET ASSETS - 100.00%                                                 $ 42,882,379
                                                                           ============

DYNAMIC GROWTH TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ---------       -----------
COMMON STOCKS - 97.89%

AIR TRAVEL - 1.03%
JetBlue Airways Corp. (a)                             75,800        $ 1,585,736

APPAREL & TEXTILES - 2.56%
Columbia Sportswear Company * (a)                     72,100          3,929,450

BANKING - 1.76%
Investors Financial Services Corp. (a)                59,922          2,704,280

BIOTECHNOLOGY - 8.09%
Affymetrix, Inc. * (a)                                55,800          1,713,618
Charles River Laboratories
    International, Inc. * (a)                         35,300          1,616,740
Chiron Corp. *                                        32,700          1,445,340
Genzyme Corp. *                                       48,200          2,622,562
Invitrogen Corp. *                                    36,800          2,023,632
Martek Biosciences Corp. * (a)                        31,200          1,517,568
Neurocrine Biosciences, Inc. *                        31,800          1,499,688
                                                                    -----------
                                                                     12,439,148
CELLULAR COMMUNICATIONS - 2.19%
Nextel Partners, Inc., Class A * (a)                 202,800          3,362,424

COAL - 2.30%
Peabody Energy Corp.                                  59,500          3,540,250

COMPUTERS & BUSINESS EQUIPMENT - 3.40%
Cognizant Technology Solutions Corp., Class A         97,400          2,971,674
Foundry Networks, Inc. *                             237,600          2,254,824
                                                                    -----------
                                                                      5,226,498
CONSTRUCTION & MINING EQUIPMENT - 3.00%
Rowan Companies, Inc. *                              174,400          4,604,160

CONTAINERS & GLASS - 2.91%
Packaging Corp. of America                           182,600          4,468,222

ELECTRONICS - 6.08%
Garmin, Ltd. (a)                                      58,100          2,512,825
Harman International Industries, Inc.                 36,900          3,975,975
Zebra Technologies Corp., Class A *                   46,800          2,855,268
                                                                    -----------
                                                                      9,344,068
FINANCIAL SERVICES - 6.70%
E*TRADE Financial Corp. *                            200,000          2,284,000
First Marblehead Corp. * (a)                          89,400          4,148,160
Legg Mason, Inc.                                      72,642          3,869,639
                                                                    -----------
                                                                     10,301,799
FOOD & BEVERAGES - 2.16%
Constellation Brands, Inc., Class A *                 39,800          1,514,788
Dean Foods Company *                                  60,000          1,801,200
                                                                    -----------
                                                                      3,315,988
GAS & PIPELINE UTILITIES - 1.78%
Ultra Petroleum Corp. * (a)                           55,900          2,741,895

HEALTHCARE PRODUCTS - 3.31%
C.R. Bard, Inc.                                       27,900          1,579,977

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DYNAMIC GROWTH TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT                 VALUE
                                                        -------------         --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Kinetic Concepts, Inc. *                                       66,700         $    3,505,085
                                                                              --------------
                                                                                   5,085,062
HEALTHCARE SERVICES - 3.18%
Coventry Health Care, Inc.                                     66,450              3,546,437
Pediatrix Medical Group, Inc. * (a)                            24,600              1,349,310
                                                                              --------------
                                                                                   4,895,747
HOTELS & RESTAURANTS - 7.20%
MGM Mirage *                                                   65,100              3,232,215
P.F. Chang's China Bistro, Inc. * (a)                          54,800              2,657,252
Station Casinos, Inc.                                          37,500              1,839,000
The Cheesecake Factory, Inc. * (a)                             76,800              3,333,120
                                                                              --------------
                                                                                  11,061,587
MEDICAL-HOSPITALS - 4.20%
Community Health Systems, Inc. *                              122,400              3,265,632
Triad Hospitals, Inc. *                                        92,700              3,192,588
                                                                              --------------
                                                                                   6,458,220
PETROLEUM SERVICES - 2.02%
BJ Services Company                                            59,200              3,102,672

PHARMACEUTICALS - 2.24%
Celgene Corp. *                                                59,100              3,441,393

POLLUTION CONTROL - 2.37%
Stericycle, Inc. * (a)                                         79,500              3,649,050

RETAIL TRADE - 10.71%
Advance Auto Parts, Inc.                                       67,900              2,335,760
Aeropostale, Inc.                                             111,000              2,908,200
Chico's FAS, Inc. *                                            79,100              2,705,220
Fossil, Inc.                                                  102,300              3,165,162
Regis Corp.                                                    39,600              1,592,712
Urban Outfitters, Inc. (a)                                    109,400              3,763,360
                                                                              --------------
                                                                                  16,470,414
SEMICONDUCTORS - 8.01%
Intersil Corp., Class A                                       172,100              2,741,553
Linear Technology Corp.                                        88,700              3,214,488
Microchip Technology, Inc.                                     92,500              2,482,700
NVIDIA Corp. *                                                109,000              1,582,680
QLogic Corp. *                                                 77,500              2,294,775
                                                                              --------------
                                                                                  12,316,196
SOFTWARE - 7.37%
BEA Systems, Inc. *                                           239,800              1,657,018
Cognos, Inc. *                                                164,100              5,828,832
Intuit, Inc. *                                                 84,500              3,836,300
                                                                              --------------
                                                                                  11,322,150
STEEL - 1.53%
United States Steel Corp.                                      62,500              2,351,250

TRANSPORTATION - 1.79%
Heartland Express, Inc.                                       148,800              2,745,360
                                                                              --------------
TOTAL COMMON STOCKS (Cost $130,679,557)                                       $  150,463,019
                                                                              --------------
SHORT TERM INVESTMENTS - 20.21%
State Street Navigator Securities
    Lending Prime Portfolio (c)                         $  31,069,706         $   31,069,706
                                                                              --------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $31,069,706)                                                           $   31,069,706
                                                                              --------------
REPURCHASE AGREEMENTS - 2.14%
Repurchase Agreement with State Street                  $   3,294,000              3,294,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $3,294,059 on
    10/01/2004, collateralized by
    $2,780,000 U.S. Treasury Bonds,
    6.375% due 08/15/2027 (valued at
    $3,362,933, including interest)
                                                                              --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $3,294,000)                                                            $    3,294,000
                                                                              --------------
TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)
    (COST $165,043,263) - 120.24%                                             $  184,826,725

LIABILITIES IN EXCESS OF OTHER ASSETS - (20.24)%                                 (31,117,415)
                                                                              --------------
TOTAL NET ASSETS - 100.00%                                                    $  153,709,310
                                                                              ==============

MID CAP STOCK TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                    ---------        -----------
COMMON STOCKS - 95.40%

ADVERTISING - 0.72%
Monster Worldwide, Inc. *                             141,700        $ 3,491,488

AEROSPACE - 2.03%
Rockwell Collins, Inc.                                138,600          5,147,604
Rolls-Royce Group PLC *                             1,037,722          4,755,946
                                                                     -----------
                                                                       9,903,550
AIR TRAVEL - 0.33%
Gol Linhas Aereas Inteligentes SA, ADR * (a)           80,200          1,628,060

AUTO PARTS - 1.25%
Gentex Corp. (a)                                      174,200          6,119,646

AUTOMOBILES - 1.07%
PACCAR, Inc.                                           75,600          5,225,472
BIOTECHNOLOGY - 5.15%
Cephalon, Inc. * (a)                                  108,200          5,182,780
Genzyme Corp. *                                       133,500          7,263,735
ICOS Corp. * (a)                                       97,800          2,360,892
Millennium Pharmaceuticals, Inc. * (a)                701,000          9,610,710
Neurocrine Biosciences, Inc. * (a)                     14,700            693,252
                                                                     -----------
                                                                      25,111,369

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                 ---------        -----------
COMMON STOCKS (CONTINUED)

BROADCASTING - 1.76%
Sirius Satellite Radio, Inc. * (a)               1,260,700        $ 4,034,240
XM Satellite Radio
    Holdings, Inc., Class A * (a)                  146,900          4,556,838
                                                                  -----------
                                                                    8,591,078
BUILDING MATERIALS & CONSTRUCTION - 1.47%
Hughes Supply, Inc.                                238,000          7,156,660

BUSINESS SERVICES - 12.10%
Accenture, Ltd., Class A *                          98,500          2,664,425
Acxiom Corp.                                       183,000          4,344,420
Cendant Corp.                                      439,000          9,482,400
Corporate Executive Board Company (a)              159,100          9,743,284
Electronic Arts, Inc.                              113,200          5,206,068
Jackson Hewitt Tax Service, Inc.                   262,000          5,300,260
Manpower, Inc.                                     211,900          9,427,431
Sirva, Inc. *                                      563,000         12,892,700
                                                                  -----------
                                                                   59,060,988
CELLULAR COMMUNICATIONS - 2.31%
Mobile Telesystems- SP ADR                          18,300          2,653,317
Nextel Communications, Inc., Class A *             360,800          8,601,472
                                                                  -----------
                                                                   11,254,789
COAL - 0.93%
Arch Coal, Inc. (a)                                127,800          4,535,622

COLLEGES & UNIVERSITIES - 1.68%
Apollo Group, Inc., Class A *                      112,000          8,217,440

COMPUTERS & BUSINESS EQUIPMENT - 4.74%
Network Appliance, Inc. *                          480,700         11,056,100
Research In Motion, Ltd. - USD                     158,400         12,092,256
                                                                  -----------
                                                                   23,148,356
CONSTRUCTION MATERIALS - 1.25%
Rinker Group, Ltd. *                               979,248          6,120,570

CONTAINERS & GLASS - 1.53%
Jarden Corp. (a)                                   205,000          7,480,450

CRUDE PETROLEUM & NATURAL GAS - 3.29%
EOG Resources, Inc.                                 80,600          5,307,510
Plains Exploration & Production Company *          226,900          5,413,834
XTO Energy, Inc.                                   164,150          5,331,592
                                                                  -----------
                                                                   16,052,936
EDUCATIONAL SERVICES - 2.11%
Education Management Corp. (a)                     385,700         10,275,048

ELECTRONICS - 0.98%
L-3 Communications Holdings, Inc. (a)               71,100          4,763,700

FINANCIAL SERVICES - 5.92%
Affiliated Managers Group, Inc. (a)                 73,500          3,935,190
Countrywide Financial Corp.                        279,600         11,013,444
IndyMac Bancorp, Inc.                              118,800          4,300,560
Legg Mason, Inc.                                    58,200          3,100,314

FINANCIAL SERVICES (CONTINUED)
Providian Financial Corp. *                        421,900          6,556,326
                                                                  -----------
                                                                   28,905,834
HEALTHCARE PRODUCTS - 2.69%
Guidant Corp.                                      139,400          9,205,976
The Medicines Company * (a)                        161,500          3,898,610
                                                                  -----------
                                                                   13,104,586
HEALTHCARE SERVICES - 1.69%
Medco Health Solutions, Inc. *                     267,300          8,259,570

HOMEBUILDERS - 2.49%
D.R. Horton, Inc.                                  175,250          5,802,528
Pulte Homes, Inc.                                  103,700          6,364,069
                                                                  -----------
                                                                   12,166,597
HOTELS & RESTAURANTS - 1.87%
Red Robin Gourmet Burgers, Inc. *                   34,700          1,515,349
Starwood Hotels & Resorts Worldwide, Inc.          163,600          7,594,312
                                                                  -----------
                                                                    9,109,661
INDUSTRIAL MACHINERY - 1.80%
CNH Global NV                                      131,800          2,580,644
W.W. Grainger, Inc.                                107,900          6,220,435
                                                                  -----------
                                                                    8,801,079
INTERNATIONAL OIL - 1.90%
Nabors Industries, Ltd. *                           66,600          3,153,510
Noble Corp. *                                      135,900          6,108,705
                                                                  -----------
                                                                    9,262,215
INTERNET SERVICE PROVIDER - 0.61%
Salesforce.Com, Inc. * (a)                         189,500          2,961,885

INTERNET SOFTWARE - 1.08%
RSA Security, Inc. * (a)                           273,700          5,282,410

METAL & METAL PRODUCTS - 2.31%
Inco, Ltd. *                                       132,000          5,154,600
Precision Castparts Corp. (a)                      102,000          6,125,100
                                                                  -----------
                                                                   11,279,700
PHARMACEUTICALS - 4.73%
Alkermes, Inc. * (a)                               176,700          2,039,118
Elan Corp. PLC, ADR * (a)                          364,500          8,529,300
Forest Laboratories, Inc. *                         73,700          3,315,026
Par Pharmaceutical Companies, Inc. * (a)           120,500          4,329,565
Watson Pharmaceuticals, Inc. *                     164,500          4,846,170
                                                                  -----------
                                                                   23,059,179
RETAIL TRADE - 4.22%
Best Buy Company, Inc.                              95,300          5,169,072
Chico's FAS, Inc. *                                133,200          4,555,440
Michael's Stores, Inc. (a)                         172,300         10,201,883
Williams-Sonoma, Inc. *                             17,800            668,390
                                                                  -----------
                                                                   20,594,785

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT                  VALUE
                                                        -------------         ---------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 1.80%
Form Factor, Inc. * (a)                                       175,700         $     3,403,309
MEMC Electronic Materials, Inc. * (a)                         634,600               5,381,408
                                                                              ---------------
                                                                                    8,784,717
SOFTWARE - 1.67%
NAVTEQ Corp. *                                                 67,200               2,395,008
Red Hat, Inc. * (a)                                           471,100               5,766,264
                                                                              ---------------
                                                                                    8,161,272
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 11.85%
ADTRAN, Inc.                                                  167,300               3,794,364
Amdocs, Ltd. *                                                247,500               5,402,925
American Tower Corp., Class A * (a)                           511,200               7,846,920
Corning, Inc. *                                               622,300               6,895,084
Crown Castle International Corp. *                            437,300               6,507,024
NTL, Inc.                                                     130,000               8,069,100
Philippine Long Distance
    Telephone Company, ADR * * (a)                            147,300               3,688,392
Polycom, Inc. *                                               233,000               4,618,060
Scientific-Atlanta, Inc.                                      255,000               6,609,600
Tellabs, Inc. * (a)                                           475,600               4,370,764
                                                                              ---------------
                                                                                   57,802,233
TOYS, AMUSEMENTS & SPORTING GOODS - 1.31%
Marval Enterprises, Inc. (a)                                  440,200               6,409,312
TRANSPORTATION - 2.76%
Expeditors International of Washington, Inc.                   94,500               4,885,650
Yellow Roadway Corp. * (a)                                    183,100               8,585,559
                                                                              ---------------
                                                                                   13,471,209
                                                                              ---------------
TOTAL COMMON STOCKS (Cost $396,601,063)                                       $   465,553,466
                                                                              ---------------
SHORT TERM INVESTMENTS - 16.04%
State Street Navigator Securities
    Lending Prime Portfolio (c)                         $  78,283,211         $    78,283,211
                                                        -------------         ---------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $78,283,211)                                                           $    78,283,211
                                                                              ---------------
REPURCHASE AGREEMENTS - 5.22%
Repurchase Agreement with UBS and State                 $  25,492,000         $    25,492,000
    Street Corp. (Tri-Party) dated
    09/30/2004 at 1.74% to be
    repurchased at $25,493,232 on
    10/01/2004, collateralized by
    $24,888,000 U.S. Treasury Bonds,
    5.25% due 11/15/2028 (valued at
    $26,268,293, including interest)
                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $25,492,000)                                                           $    25,492,000
                                                                              ---------------

TOTAL INVESTMENTS (MID CAP STOCK TRUST)
    (COST $500,376,274) - 116.66%                                             $   569,328,677
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.66)%                                  (81,316,958)
                                                                              ---------------
TOTAL NET ASSETS - 100.00%                                                    $   488,011,719
                                                                              ===============

NATURAL RESOURCES TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                             AMOUNT                  VALUE
                                                            ---------             -----------
COMMON STOCKS - 98.60%
ALUMINUM - 3.12%
Alcan Aluminum, Ltd.                                          97,100              $ 4,641,380
Alcoa, Inc.                                                  271,400                9,116,326
                                                                                  -----------
                                                                                   13,757,706
CHEMICALS - 1.37%
Ashland, Inc.                                                108,100                6,062,248
COAL - 3.28%
CONSOL Energy, Inc. (a)                                      173,800                6,063,882
Massey Energy Company                                        290,700                8,409,951
                                                                                  -----------
                                                                                   14,473,833
CRUDE PETROLEUM & NATURAL GAS - 8.04%
Burlington Resources, Inc.                                   113,200                4,618,560
Devon Energy Corp.                                            62,100                4,409,721
EOG Resources, Inc.                                          158,500               10,437,225
Newfield Exploration Company *                                84,700                5,187,028
XTO Energy, Inc.                                             333,925               10,845,884
                                                                                  -----------
                                                                                   35,498,418
DOMESTIC OIL - 11.48%
Canadian Natural Resources, Ltd. *                           401,000               16,005,137
China Petroleum and Chemical Corp. ADR (a)                   133,700                5,488,385
Evergreen Resources, Inc. * (a)                              149,000                5,811,000
Noble Energy, Inc.                                            86,200                5,020,288
Suncor Energy, Inc. *                                        298,700                9,537,625
Surgutneftegaz ADR (a)                                       113,900                4,145,960
Western Oil Sands, Inc. *                                    157,800                4,706,874
                                                                                  -----------
                                                                                   50,715,269
GAS & PIPELINE UTILITIES - 2.06%
Equitable Resources, Inc.                                     82,500                4,480,575
Western Gas Resources, Inc. (a)                              162,100                4,634,439
                                                                                  -----------
                                                                                    9,115,014
GOLD - 3.60%
Gold Fields *                                                372,500                5,033,395
Placer Dome, Inc.                                            547,100               10,876,348
                                                                                  -----------
                                                                                   15,909,743
INTERNATIONAL OIL - 17.45%
Anadarko Petroleum Corp.                                     112,500                7,465,500
ConocoPhillips                                                83,300                6,901,405
EnCana Corp. - CAD *                                         305,010               14,066,259
Kerr-McGee Corp.                                              69,400                3,973,150
Lukoil, ADR (a)                                               52,200                6,472,800
Petroleo Brasileiro SA, ADR (a)                              209,600                7,388,400
Royal Dutch Petroleum Company- NY Shares                     161,400                8,328,240
Shell Transport & Trading Company PLC, ADR (a)               143,200                6,373,832

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT                 VALUE
                                                        -------------         -------------
COMMON STOCKS (CONTINUED)

INTERNATIONAL OIL (CONTINUED)
Talisman Energy, Inc. - CAD *                                 620,800         $  16,088,545
                                                                              -------------
                                                                                 77,058,131
METAL & METAL PRODUCTS - 10.22%
Alumina, Ltd. *                                             1,072,404             4,364,989
Cameco Corp. (a)                                              129,300            10,245,732
Companhia Vale Do Rio Doce, ADR                               252,351             5,670,327
Companhia Vale Do Rio Doce, SP ADR (a)                        795,300            15,309,525
JSC MMC Norilsk Nickel, ADR                                    57,000             3,619,500
Vedanta Resources PLC *                                       909,300             5,924,014
                                                                              -------------
                                                                                 45,134,087
MINING - 12.82%
Aluminum Corp. China, Ltd. ADR (a)                            118,300             7,850,388
Anglo American Platinum Corp., Ltd. - GBP *                   182,600             4,378,477
Anglo American Platinum Corp., Ltd. - ZAR *                   223,450             9,385,901
Apex Silver Mines, Ltd. * (a)                                 231,500             5,023,550
Compania de Minas Buenaventura SA, ADR (a)                    183,300             4,353,375
Freeport-McMoran Copper & Gold, Inc., Class B                 218,400             8,845,200
Harmony Gold Mining Company, Ltd.                             201,600             2,745,792
Impala Platinum Holdings, Ltd. *                               49,700             3,983,368
Xstrata PLC *                                                 610,528            10,037,763
                                                                              -------------
                                                                                 56,603,814
PAPER - 3.65%
Abitibi Consolidated, Inc.                                  1,317,600             8,314,056
Domtar, Inc. *                                                341,100             4,097,783
International Paper Company                                    91,300             3,689,433
                                                                              -------------
                                                                                 16,101,272
PETROLEUM SERVICES - 19.10%
BP PLC-sponsored ADR                                          260,700            14,998,071
Exxon Mobil Corp.                                             347,700            16,804,341
GlobalSantaFe Corp.                                           124,900             3,828,185
Halliburton Company                                           150,500             5,070,345
Petro-Canada *                                                128,500             6,676,617
Repsol SA ADR (a)                                             196,500             4,307,280
Total SA-Sponsored ADR (a)                                    165,100            16,868,267
Transocean, Inc. *                                            104,400             3,735,432
Valero Energy Corp.                                           150,500            12,071,605
                                                                              -------------
                                                                                 84,360,143
STEEL - 2.41%
International Steel Group, Inc. *                             229,300             7,727,410
Posco-ADR                                                      77,400             2,929,590
                                                                              -------------
                                                                                 10,657,000
                                                                              -------------
TOTAL COMMON STOCKS (Cost $348,579,596)                                       $ 435,446,678
                                                                              -------------
PREFERRED STOCKS - 0.28%

MINING - 0.28%
Anglo American Platinum Corp., Ltd. - ZAR *                    62,652             1,241,333
                                                                              -------------
TOTAL PREFERRED STOCKS (Cost $956,354)                                        $   1,241,333
                                                                              -------------
WARRANTS - 0.08%

FINANCIAL SERVICES - 0.08%
Oil & Natural Gas
    (Expiration date 03/17/2005; Strike
    price $0.0001) *                                           21,700         $     345,754
                                                        -------------         -------------
TOTAL WARRANTS (Cost $361,986)                                                $     345,754
                                                                              -------------
SHORT TERM INVESTMENTS - 12.56%
State Street Navigator Securities
    Lending Prime Portfolio (c)                         $  55,479,626         $  55,479,626
                                                        -------------         -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $55,479,626)                                                           $  55,479,626
                                                                              -------------
REPURCHASE AGREEMENTS - 0.97%
Repurchase Agreement with UBS and State                 $   4,292,000         $   4,292,000
    Street Corp. (Tri-Party) dated
    09/30/2004 at 1.74% to be
    repurchased at $4,292,207 on
    10/01/2004, collateralized by
    $3,787,000 U.S. Treasury Bonds,
    6.125% due 08/15/2029 (valued at
    $4,426,672, including interest).
                                                                              -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $4,292,000)                                                            $   4,292,000
                                                                              -------------
TOTAL INVESTMENTS (NATURAL RESOURCES TRUST)
    (COST $409,669,562) - 112.49%                                             $ 496,805,391
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.49)%                                (55,154,528)
                                                                              -------------
TOTAL NET ASSETS - 100.00%                                                    $ 441,650,863
                                                                              =============

ALL CAP GROWTH TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                   VALUE
                                                        ---------                ----------
COMMON STOCKS - 98.06%
ADVERTISING - 1.19%
Lamar Advertising Company * (a)                          161,900                 $6,736,659

AEROSPACE - 0.67%
Honeywell International, Inc.                            105,700                  3,790,402

AGRICULTURE - 0.38%
Monsanto Company                                          59,500                  2,166,990

AIR TRAVEL - 0.44%
Southwest Airlines Company                               182,500                  2,485,650

APPAREL & TEXTILES - 1.52%
Cintas Corp.                                              63,700                  2,677,948
Coach, Inc.                                               85,000                  3,605,700
NIKE, Inc., Class B                                       29,600                  2,332,480
                                                                                 ----------
                                                                                  8,616,128
BANKING - 1.82%
Bank of America Corp.                                     84,500                  3,661,385
Commerce Bancorp, Inc. (a)                                41,500                  2,290,800

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ---------       -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Investors Financial Services Corp.                    32,000        $ 1,444,160
Northern Trust Corp.                                  70,600          2,880,480
                                                                    -----------
                                                                     10,276,825
BIOTECHNOLOGY - 1.19%
Amgen, Inc. *                                         63,300          3,587,844
Biogen Idec, Inc. *                                   51,000          3,119,670
                                                                    -----------
                                                                      6,707,514
BROADCASTING - 3.33%
Clear Channel Communications, Inc.                   254,600          7,935,882
Univision Communications, Inc., Class A *            165,200          5,221,972
Viacom, Inc., Class B                                170,000          5,705,200
                                                                    -----------
                                                                     18,863,054
BUSINESS SERVICES - 3.81%
Accenture, Ltd., Class A *                           127,500          3,448,875
Affiliated Computer Services, Inc., Class A *         42,300          2,354,841
Automatic Data Processing, Inc.                       84,500          3,491,540
Paychex, Inc.                                         94,000          2,834,100
Robert Half International, Inc.                      339,900          8,759,223
VERITAS Software Corp. *                              38,400            683,520
                                                                    -----------
                                                                     21,572,099
CELLULAR COMMUNICATIONS - 0.76%
Motorola, Inc.                                        92,600          1,670,504
Nextel Communications, Inc., Class A *               109,700          2,615,248
                                                                    -----------
                                                                      4,285,752
CHEMICALS - 2.61%
Air Products & Chemicals, Inc.                        50,700          2,757,066
Dow Chemical Company                                  55,000          2,484,900
E.I. Du Pont De Nemours & Company                     63,700          2,726,360
Eastman Chemical Company                              51,000          2,425,050
Praxair, Inc.                                         51,000          2,179,740
Rohm & Haas Company                                   51,000          2,191,470
                                                                    -----------
                                                                     14,764,586
COLLEGES & UNIVERSITIES - 0.55%
Apollo Group, Inc., Class A *                         42,500          3,118,225

COMPUTERS & BUSINESS EQUIPMENT - 3.80%
Apple Computer, Inc. *                                85,000          3,293,750
CDW Corp. (a)                                        118,200          6,859,146
Dell, Inc. *                                         318,700         11,345,720
                                                                    -----------
                                                                     21,498,616
COSMETICS & TOILETRIES - 2.20%
Avon Products, Inc.                                   50,700          2,214,576
The Gillette Company                                 105,700          4,411,918
The Procter & Gamble Company                         107,000          5,790,840
                                                                    -----------
                                                                     12,417,334
CRUDE PETROLEUM & NATURAL GAS - 1.51%
Apache Corp.                                          42,500          2,129,675
Devon Energy Corp.                                    59,500          4,225,095

CRUDE PETROLEUM & NATURAL GAS
(CONTINUED)
XTO Energy, Inc.                                      68,000          2,208,640
                                                                    -----------
                                                                      8,563,410
ELECTRICAL EQUIPMENT - 1.12%
General Electric Company                             127,500          4,281,450
Molex, Inc.                                           68,200          2,033,724
                                                                    -----------
                                                                      6,315,174
ELECTRONICS - 0.94%
Adobe Systems, Inc.                                   50,200          2,483,394
Agilent Technologies, Inc. *                         131,700          2,840,769
                                                                    -----------
                                                                      5,324,163
FINANCIAL SERVICES - 6.03%
Capital One Financial Corp.                           42,500          3,140,750
Citigroup, Inc.                                      136,500          6,022,380
Fiserv, Inc. *                                       191,525          6,676,562
J.P. Morgan Chase & Company                          127,500          5,065,575
MBNA Corp.                                           297,400          7,494,480
SLM Corp.                                             85,000          3,791,000
The Goldman Sachs Group, Inc.                         20,800          1,939,392
                                                                    -----------
                                                                     34,130,139
FOOD & BEVERAGES - 0.73%
Hershey Foods Corp.                                   41,400          1,933,794
Kellogg Company                                       51,000          2,175,660
                                                                    -----------
                                                                      4,109,454
HEALTHCARE PRODUCTS - 8.60%
Alcon, Inc.                                           37,000          2,967,400
Becton, Dickinson & Company                           87,900          4,544,430
Biomet, Inc. (a)                                     300,475         14,086,267
C.R. Bard, Inc.                                       55,400          3,137,302
Fisher Scientific International, Inc. *               47,900          2,794,007
Johnson & Johnson                                    144,100          8,117,153
Medtronic, Inc.                                       69,300          3,596,670
St. Jude Medical, Inc. *                              30,000          2,258,100
Varian Medical Systems, Inc.                          70,900          2,451,013
Zimmer Holdings, Inc. *                               59,600          4,710,784
                                                                    -----------
                                                                     48,663,126
HEALTHCARE SERVICES - 1.27%
UnitedHealth Group, Inc.                              51,100          3,768,114
Wellpoint Health Networks, Inc. *                     32,600          3,425,934
                                                                    -----------
                                                                      7,194,048
HOTELS & RESTAURANTS - 1.50%
McDonald's Corp.                                      85,000          2,382,550
MGM Mirage *                                          63,700          3,162,705
Starwood Hotels & Resorts Worldwide, Inc.             63,700          2,956,954
                                                                    -----------
                                                                      8,502,209
INDUSTRIAL MACHINERY - 3.91%
Caterpillar, Inc.                                     63,700          5,124,665

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ---------       -----------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Deere & Company                                      118,400        $ 7,642,720
Ingersoll-Rand Company, Class A                       93,500          6,355,195
Parker-Hannifin Corp.                                 51,000          3,001,860
                                                                    -----------
                                                                     22,124,440
INSURANCE - 2.57%
Aetna, Inc.                                           38,400          3,837,312
AFLAC, Inc.                                           42,500          1,666,425
American International Group, Inc.                    85,000          5,779,150
Genworth Financial, Inc. *                           140,100          3,264,330
                                                                    -----------
                                                                     14,547,217
INTERNATIONAL OIL - 0.48%
Weatherford International, Ltd. *                     53,100          2,709,162
INTERNET CONTENT - 1.66%
Yahoo!, Inc.                                         276,200          9,365,942
INTERNET RETAIL - 1.11%
eBay, Inc. *                                          68,000          6,251,920
INTERNET SERVICE PROVIDER - 0.48%
Google, Inc., Class A * (a)                           20,800          2,695,680
INTERNET SOFTWARE - 3.41%
Cisco Systems, Inc. *                                637,400         11,536,940
Juniper Networks, Inc. * (a)                         170,000          4,012,000
Symantec Corp.                                        68,000          3,731,840
                                                                    -----------
                                                                     19,280,780
LEISURE TIME - 0.86%
Carnival Corp.                                        63,700          3,012,373
Royal Caribbean Cruises, Ltd. (a)                     42,500          1,853,000
                                                                    -----------
                                                                      4,865,373
LIFE SCIENCES - 0.56%
Waters Corp. *                                        71,900          3,170,790

MANUFACTURING - 3.64%
3M Company                                            38,200          3,054,854
Danaher Corp.                                         85,000          4,358,800
Eaton Corp.                                           42,500          2,694,925
Illinois Tool Works, Inc.                             42,500          3,959,725
Rockwell Automation, Inc                              85,000          3,289,500
Tyco International, Ltd.                             106,200          3,256,092
                                                                    -----------
                                                                     20,613,896
MINING - 0.41%
Phelps Dodge Corp.                                    25,000          2,300,750

PETROLEUM SERVICES - 3.01%
BJ Services Company                                   73,900          3,873,099
ENSCO International, Inc.                            103,600          3,384,612
Exxon Mobil Corp.                                    126,500          6,113,745
Halliburton Company                                   42,500          1,431,825
Valero Energy Corp.                                   28,000          2,245,880
                                                                    -----------
                                                                     17,049,161

PHARMACEUTICALS - 6.40%
Caremark Rx, Inc. *                                  230,532          7,393,161
Eli Lilly & Company                                   12,700            762,635
Gilead Sciences, Inc. *                               92,100          3,442,698
Medicis Pharmaceutical Corp., Class A (a)            112,700          4,399,808
Pfizer, Inc.                                         361,200         11,052,720
Teva Pharmaceutical Industries, Ltd., ADR (a)        353,400          9,170,730
                                                                    -----------
                                                                     36,221,752
PUBLISHING - 0.63%
Gannett Company, Inc.                                 42,500          3,559,800

RETAIL GROCERY - 0.44%
Whole Foods Market, Inc.                              29,100          2,496,489
RETAIL TRADE - 6.42%
Bed Bath & Beyond, Inc. *                            170,000          6,308,700
Best Buy Company, Inc.                                63,700          3,455,088
J.C. Penney Company, Inc.                             88,900          3,136,392
Staples, Inc.                                        297,400          8,868,468
The TJX Companies, Inc.                               85,000          1,873,400
Walgreen Company                                      85,000          3,045,550
Wal-Mart Stores, Inc.                                105,700          5,623,240
Williams-Sonoma, Inc. *                              106,200          3,987,810
                                                                    -----------
                                                                     36,298,648
SANITARY SERVICES - 0.38%
Ecolab, Inc.                                          68,000          2,137,920

SEMICONDUCTORS - 6.09%
Analog Devices, Inc.                                 191,200          7,414,736
Applied Materials, Inc. *                            134,600          2,219,554
Freescale Semiconductor, Inc. * (a)                  255,000          3,646,500
KLA-Tencor Corp. *                                    42,200          1,750,456
Linear Technology Corp.                              136,000          4,928,640
Maxim Integrated Products, Inc.                       68,600          2,901,094
Microchip Technology, Inc.                           430,825         11,563,343
                                                                    -----------
                                                                     34,424,323
SOFTWARE - 4.27%
Autodesk, Inc.                                       114,400          5,563,272
Microsoft Corp.                                      519,000         14,350,350
Oracle Corp. *                                       377,200          4,254,816
                                                                    -----------
                                                                     24,168,438
STEEL - 0.77%
Nucor Corp. (a)                                       24,900          2,275,113
United States Steel Corp.                             55,500          2,087,910
                                                                    -----------
                                                                      4,363,023
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.27%
Avaya, Inc. *                                        127,500          1,777,350
Comverse Technology, Inc. *                          193,900          3,651,137
Corning, Inc. *                                      297,400          3,295,192

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                       -------------         -------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
QUALCOMM, Inc.                                               105,500         $   4,118,720
                                                                             -------------
                                                                                12,842,399
TRANSPORTATION - 0.71%
Expeditors International of Washington, Inc.                  42,500             2,197,250
Harley-Davidson, Inc.                                         30,800             1,830,752
                                                                             -------------
                                                                                 4,028,002
TRAVEL SERVICES - 0.96%
American Express Company                                     105,700             5,439,322
TRUCKING & FREIGHT - 0.65%
Fedex Corp.                                                   42,600             3,650,394
                                                                             -------------
TOTAL COMMON STOCKS (Cost $500,367,063)                                      $ 554,707,178
                                                                             -------------
SHORT TERM INVESTMENTS - 6.29%
State Street Navigator Securities
  Lending Prime Portfolio (c)                          $  35,586,443         $  35,586,443
                                                                             -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $35,586,443)                                                           $  35,586,443
                                                                             -------------
REPURCHASE AGREEMENTS - 1.34%
Repurchase Agreement with State Street                 $   7,601,000         $   7,601,000
  Corp. dated 09/30/2004 at 1.75% to
  be repurchased at $7,601,369 on
  10/01/2004, collateralized by
  $7,875,000 Federal Home Loan
  Mortgage Corp, zero coupon due
  06/24/2005 (valued at $7,756,875,
  including interest).
                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,601,000)                                                            $   7,601,000
                                                                             -------------
TOTAL INVESTMENTS (ALL CAP GROWTH TRUST)
(COST $543,554,506) - 105.69%                                                $ 597,894,621
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.69)%                                (32,195,729)
                                                                             -------------
TOTAL NET ASSETS - 100.00%                                                   $ 565,698,892
                                                                             =============

STRATEGIC OPPORTUNITIES TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT                 VALUE
                                                       ---------             -----------
COMMON STOCKS - 96.36%

ADVERTISING - 1.80%
Lamar Advertising Company *                             104,300              $ 4,339,923
Monster Worldwide, Inc. *                               185,300                4,565,792
                                                                             -----------
                                                                               8,905,715
AEROSPACE - 1.53%
Boeing Company                                           60,800                3,138,496
Empresa Brasileira de Aeronautica SA, ADR               113,700                3,001,680
Honeywell International, Inc.                            39,900                1,430,814
                                                                             -----------
                                                                               7,570,990
AIR TRAVEL - 1.27%
Airtran Holdings, Inc. * (a)                            283,200                2,820,672
Ryanair Holdings PLC, ADR * (a)                         119,200                3,480,640
                                                                             -----------
                                                                               6,301,312
ALUMINUM - 0.55%

Alcoa, Inc.                                              80,500                2,703,995
APPAREL & TEXTILES - 0.56%
Interface, Inc., Class A * (a)                          162,700                1,304,854
The Gymboree Corp. *                                    101,500                1,461,600
                                                                             -----------
                                                                               2,766,454
AUTO PARTS - 0.31%
Gentex Corp.                                             43,100                1,514,103

BANKING - 1.64%
New York Community Bancorp, Inc.                        196,800                4,042,272
Wells Fargo & Company                                    68,200                4,066,766
                                                                             -----------
                                                                               8,109,038
BIOTECHNOLOGY - 3.26%
Biogen Idec, Inc. *                                     113,300                6,930,561
Genentech, Inc.                                          76,000                3,983,920
Martek Biosciences Corp. *                                6,600                  321,024
QLT, Inc.-CAD * *                                        25,600                  422,671
QLT, Inc.-USD * * (a)                                   162,900                2,712,285
Serologicals Corp. * (a)                                 74,300                1,733,419
                                                                             -----------
                                                                              16,103,880
BROADCASTING - 4.09%
Clear Channel Communications, Inc.                      333,900               10,407,663
Radio One, Inc., Class D * (a)                          300,700                4,278,961
Spanish Broadcasting System, Inc., Class A *              5,200                   51,168
Viacom, Inc., Class B                                   164,400                5,517,264
                                                                             -----------
                                                                              20,255,056
BUILDING MATERIALS & CONSTRUCTION - 0.25%
Trex Company, Inc. * (a)                             27,500                    1,217,700

BUSINESS SERVICES - 8.97%
Affiliated Computer Services, Inc.,
    Class A * (a)                                    90,500                    5,038,135
Ceridian Corp. *                                    382,700                    7,045,507
DST Systems, Inc. * (a)                              41,500                    1,845,505
First Data Corp.                                    241,500                   10,505,250
Fluor Corp. (a)                                      66,800                    2,973,936
Heidrick & Struggles International, Inc. *            6,400                      184,448
Korn/Ferry International * (a)                      175,000                    3,190,250
Paychex, Inc.                                        80,000                    2,412,000
Robert Half International, Inc.                     190,300                    4,904,031
Scansource, Inc. *                                   24,200                    1,543,960
Sothebys Holdings, Inc., Class A *                  235,400                    3,700,488

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT           VALUE
                                                ---------       -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
The BISYS Group, Inc. *                           70,800        $ 1,034,388
                                                                -----------
                                                                 44,377,898
CABLE AND TELEVISION - 0.51%
The DIRECTV Group, Inc. *                        142,400          2,504,816

CANADA - 0.00%
Angiotech Pharmaceuticals, Inc. - CAD *              100              2,020

CELLULAR COMMUNICATIONS - 3.07%
Alamosa Holdings, Inc. * (a)                     273,600          2,090,304
America Movil S.A. de C.V., Series L, ADR         26,600          1,038,198
Vodafone Group PLC - ADR (a)                     500,300         12,062,233
                                                                -----------
                                                                 15,190,735
CHEMICALS - 1.27%
Cytec Industries, Inc.                            39,900          1,953,105
Dow Chemical Company                              96,300          4,350,834
                                                                -----------
                                                                  6,303,939
COAL - 1.41%
Arch Coal, Inc.                                  102,400          3,634,176
Massey Energy Company (a)                         96,000          2,777,280
Peabody Energy Corp.                               9,100            541,450
                                                                -----------
                                                                  6,952,906
COMPUTERS & BUSINESS EQUIPMENT - 3.92%
Dell, Inc. *                                      97,300          3,463,880
Kronos, Inc.                                      23,400          1,036,386
National Instruments Corp. (a)                    31,500            953,505
Seagate Technology, Inc. (a)                     958,000         12,952,160
Sierra Wireless, Inc.-CAD *                       26,200            467,365
Sierra Wireless, Inc.-USD * (a)                   28,500            507,300
                                                                -----------
                                                                 19,380,596
COSMETICS & TOILETRIES - 0.10%
The Gillette Company                              12,300            513,402

DRUGS & HEALTH CARE - 0.03%
Illumina, Inc. * (a)                              23,900            141,249

EDUCATIONAL SERVICES - 0.41%
Universal Technical Institute, Inc. * (a)         67,200          2,028,096

ELECTRICAL EQUIPMENT - 0.97%
General Electric Company                         142,900          4,798,582

FINANCIAL SERVICES - 1.05%
Ameritrade Holding Corp. *                        23,900            287,039
Archipelago Holdings, Inc. * (a)                  21,300            315,453
Citigroup, Inc.                                   88,000          3,882,560
First Marblehead Corp. * (a)                       4,500            208,800
MBNA Corp.                                        20,000            504,000
                                                                -----------
                                                                  5,197,852
HEALTHCARE PRODUCTS - 6.72%
Alcon, Inc.                                       44,300          3,552,860
American Medical Systems Holdings, Inc. *         31,500          1,142,505
Animas Corp. *                                    18,500            297,850
Bausch & Lomb, Inc.                               22,200          1,475,190
Becton, Dickinson & Company                       41,900          2,166,230
DENTSPLY International, Inc.                      19,500          1,012,830
Fisher Scientific International, Inc. *           38,300          2,234,039
Given Imaging, Ltd. * (a)                         41,300          1,587,985
Henry Schein, Inc. *                              51,600          3,215,196
Kinetic Concepts, Inc. *                          63,900          3,357,945
Medtronic, Inc.                                   57,000          2,958,300
ResMed, Inc. * (a)                                58,400          2,780,424
St. Jude Medical, Inc. *                          35,600          2,679,612
The Cooper Companies, Inc.                        69,900          4,791,645
                                                                -----------
                                                                 33,252,611
HEALTHCARE SERVICES - 1.42%
Pediatrix Medical Group, Inc. *                    9,500            521,075
UnitedHealth Group, Inc.                          78,700          5,803,338
Weight Watchers International, Inc. * (a)         18,000            698,760
                                                                -----------
                                                                  7,023,173
HOTELS & RESTAURANTS - 1.76%
Kerzner International, Ltd. *                    137,300          6,037,081
Krispy Kreme Doughnuts, Inc. * (a)                     0                  0
Outback Steakhouse, Inc. (a)                      52,100          2,163,713
Starwood Hotels & Resorts Worldwide, Inc.         10,800            501,336
                                                                -----------
                                                                  8,702,130
INDUSTRIAL MACHINERY - 0.80%
Bucyrus International, Inc. *                     59,500          1,999,200
UNOVA, Inc. * (a)                                138,800          1,950,140
                                                                -----------
                                                                  3,949,340
INSURANCE - 2.17%
AFLAC, Inc.                                       54,600          2,140,866
Ambac Financial Group, Inc.                       35,900          2,870,205
American International Group, Inc.                83,900          5,704,361
                                                                -----------
                                                                 10,715,432
INTERNATIONAL OIL - 0.66%
Nabors Industries, Ltd. *                         69,400          3,286,090

INTERNET CONTENT - 1.93%
Yahoo!, Inc.                                     282,300          9,572,793

INTERNET RETAIL - 0.63%
Amazon.com, Inc. *                                76,000          3,105,360

INTERNET SOFTWARE - 1.17%
Akamai Technologies, Inc. * (a)                   59,000            828,950
Cisco Systems, Inc. *                            273,000          4,941,300
                                                                -----------
                                                                  5,770,250
LEISURE TIME - 3.91%
Brunswick Corp.                                   74,800          3,422,848
Carnival Corp.                                   244,500         11,562,405
Penn National Gaming, Inc. *                      38,200          1,543,280

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                       ---------      -------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Pixar, Inc. * (a)                                         36,000      $   2,840,400
                                                                      -------------
                                                                         19,368,933
MANUFACTURING - 1.76%
3M Company                                                43,700          3,494,689
Hexcel Corp. * (a)                                        19,700            272,254
Tyco International, Ltd.                                 161,400          4,948,524
                                                                      -------------
                                                                          8,715,467
METAL & METAL PRODUCTS - 2.27%
Companhia Vale Do Rio Doce, ADR                          300,000          6,741,000
Mueller Industry, Inc.                                    35,600          1,529,020
Precision Castparts Corp.                                 49,200          2,954,460
                                                                      -------------
                                                                         11,224,480
MEXICO - 0.13%
Grupo Mexico SA *                                        155,800            629,303

MINING - 2.99%
BHP Billiton Ltd.                                        285,700          5,928,275
Joy Global, Inc.                                         171,700          5,903,046
Phelps Dodge Corp.                                        32,400          2,981,772
                                                                      -------------
                                                                         14,813,093
OFFICE FURNISHINGS & SUPPLIES - 1.20%
Herman Miller, Inc. (a)                                  148,700          3,665,455
HNI Corp.                                                 57,200          2,263,976
                                                                      -------------
                                                                          5,929,431
PETROLEUM SERVICES - 1.86%
BJ Services Company                                      175,600          9,203,196

PHARMACEUTICALS - 5.66%
Angiotech Pharmaceuticals, Inc. (a)                      184,000          3,729,680
Barr Pharmaceuticals, Inc.                                37,400          1,549,482
Caremark Rx, Inc. *                                       83,200          2,668,224
Elan Corp. PLC, ADR * (a)                                162,000          3,790,800
Pfizer, Inc.                                             491,200         15,030,720
Schering-Plough Corp.                                     55,900          1,065,454
SciClone Pharmaceuticals, Inc. * (a)                      40,800            145,248
                                                                      -------------
                                                                         27,979,608
PLASTICS - 0.78%
Spartech Corp.                                           154,100          3,867,910

RAILROADS & EQUIPMENT - 0.20%
Norfolk Southern Corp.                                    33,900          1,008,186

REAL ESTATE - 0.12%
Redwood Trust, Inc., REIT (a)                              9,800            611,716

RETAIL GROCERY - 0.09%
United Natural Foods, Inc.                                16,100            428,260

RETAIL TRADE - 2.93%
Cabela's, Inc. * (a)                                         200              4,770
Home Depot, Inc.                                         101,400          3,974,880
J.C. Penney Company, Inc.                                 50,300          1,774,584
Kohl's Corp. *                                            53,500          2,578,165
Michael's Stores, Inc.                                     8,500            503,285
MSC Industrial Direct Company, Inc., Class A              78,900          2,688,912
Ross Stores, Inc.                                        116,300          2,726,072
Tuesday Morning Corp. *                                    4,100            126,772
United Rentals, Inc. *                                     8,900            141,421
                                                                      -------------
                                                                         14,518,861
SEMICONDUCTORS - 0.82%
Emulex Corp. *                                            96,100          1,107,072
QLogic Corp. *                                            34,500          1,021,545
Sigmatel, Inc. * (a)                                      91,900          1,949,199
                                                                      -------------
                                                                          4,077,816
SOFTWARE - 9.02%
Infosys Technologies, Ltd. *                             225,849          8,342,977
Microsoft Corp.                                          795,400         21,992,810
NAVTEQ Corp. *                                            77,700          2,769,228
Siebel Systems, Inc. *                                 1,255,300          9,464,962
SkillSoft PLC * - ADR *                                  303,800          2,032,422
                                                                      -------------
                                                                         44,602,399
STEEL - 0.48%
IPSCO, Inc. *                                             22,600            629,996
Nucor Corp.                                               19,100          1,745,167
                                                                      -------------
                                                                          2,375,163
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.86%
American Tower Corp., Class A *                          508,600          7,807,010
Comverse Technology, Inc. *                              146,400          2,756,712
Crown Castle International Corp. *                       680,900         10,131,792
QUALCOMM, Inc.                                            86,000          3,357,440
                                                                      -------------
                                                                         24,052,954
TRANSPORTATION - 1.35%
C. H. Robinson Worldwide, Inc.                            22,600          1,048,414
Frontline, Ltd.-NOK *                                     26,300          1,232,715
Frontline, Ltd.-USD                                        5,300            250,107
Harley-Davidson, Inc.                                     27,400          1,628,656
Teekay Shipping Corp.-EUR *                               12,700            547,243
Teekay Shipping Corp.-USD                                 45,900          1,977,831
                                                                      -------------
                                                                          6,684,966
TRAVEL SERVICES - 1.70%
American Express Company                                 163,300          8,403,418

TRUCKING & FREIGHT - 0.00%
Forward Air Corp. *                                          555             21,843
                                                                      -------------
TOTAL COMMON STOCKS (Cost $448,016,150)                               $ 476,734,516
                                                                      -------------

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT              VALUE
                                                         -----------        -------------
SHORT TERM INVESTMENTS - 14.31%
State Street Navigator Securities
    Lending Prime Portfolio (c)                          $70,773,342        $  70,773,342
                                                                            -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $70,773,342)                                                          $  70,773,342
                                                                            -------------
REPURCHASE AGREEMENTS - 1.06%
Repurchase Agreement with State Street                   $ 5,260,000        $   5,260,000
    Corp. dated 09/30/2004 at 1.25% to
    be repurchased at $5,260,183 on
    10/01/2004, collateralized by
    $4,320,000 U.S. Treasury Bonds,
    6.625% due 02/15/2027 (valued at
    $5,368,274, including interest).
                                                                            -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,260,000)                                                           $   5,260,000
                                                                            -------------
TOTAL INVESTMENTS (STRATEGIC OPPORTUNITIES TRUST)
    (COST $524,049,492) - 111.73%                                           $ 552,767,858
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.73)%                              (58,050,067)
                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                  $ 494,717,791
                                                                            =============

FINANCIAL SERVICES TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT             VALUE
                                                         -----------        -------------
COMMON STOCKS - 98.16%

BANKING - 19.46%
Commerce Bancorp, Inc. (a)                                    63,800        $   3,521,760
Fifth Third Bancorp                                           87,800            4,321,516
Golden West Financial Corp.                                   43,100            4,781,945
Wells Fargo & Company                                         84,400            5,032,772
                                                                            -------------
                                                                               17,657,993
BUSINESS SERVICES - 8.70%
Dun & Bradstreet Corp. *                                      69,300            4,067,910
Moody's Corp.                                                 52,300            3,830,975
                                                                            -------------
                                                                                7,898,885
CONTAINERS & GLASS - 2.48%
Sealed Air Corp. *                                            48,500            2,247,975

FINANCIAL SERVICES - 17.17%
Citigroup, Inc.                                               96,000            4,235,520
H & R Block, Inc.                                             92,500            4,571,350
J.P. Morgan Chase & Company                                  123,288            4,898,232
Providian Financial Corp. *                                  120,900            1,878,786
                                                                            -------------
                                                                               15,583,888
HOLDINGS COMPANIES/CONGLOMERATES - 8.87%
Berkshire Hathaway, Inc., Class A *                                6              519,900
Berkshire Hathaway, Inc., Class B *                            1,100            3,158,100
Julius Baer Holdings, Ltd. *                                  15,900            4,366,206
                                                                            -------------
                                                                                8,044,206

INSURANCE - 20.02%
American International Group, Inc.                            45,800            3,113,942
China Life Insurance Company, Ltd., ADR * (a)                 19,000              484,880
Cincinnati Financial Corp.                                    79,960            3,295,951
Everest Re Group, Ltd.                                        25,400            1,887,982
FPIC Insurance Group, Inc. * (a)                              26,800              692,780
Loews Corp.                                                   33,800            1,977,300
Markel Corp. *                                                 6,400            1,973,760
Progressive Corp.                                             21,000            1,779,750
Transatlantic Holdings, Inc.                                  54,437            2,958,651
                                                                            -------------
                                                                               18,164,996
MANUFACTURING - 6.20%
Tyco International, Ltd. (a)                                 183,400            5,623,044

TOBACCO - 3.71%
Altria Group, Inc.                                            71,500            3,363,360

TRAVEL SERVICES - 11.55%
American Express Company                                     203,700           10,482,402
                                                                            -------------
TOTAL COMMON STOCKS (Cost $74,490,142)                                      $  89,066,749
                                                                            -------------
SHORT TERM INVESTMENTS - 12.87%
State Street Navigator Securities
    Lending Prime Portfolio (c)                          $ 9,900,929        $   9,900,929

UBS Finance Delaware, Inc.
    1.88% due 10/01/2004                                   1,772,000            1,772,000
                                                                            -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $11,672,929)                                                          $  11,672,929
                                                                            -------------
TOTAL INVESTMENTS (FINANCIAL SERVICES TRUST)
    (COST $86,163,071) - 111.03%                                            $ 100,739,678
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.03)%                              (10,006,943)
                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                  $  90,732,735
                                                                            =============

INTERNATIONAL STOCK TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT              VALUE
                                                          ----------         -----------
COMMON STOCKS - 96.79%

CHINA - 1.04%
PetroChina Company, Ltd., Class H *                       10,245,643        $   5,485,382

FRANCE - 11.14%
Caisse Nationale du Credit Agricole * (a)                    417,506           11,384,901
Christian Dior * (a)                                         171,700           10,223,348
European Aeronautic Defence &
    Space Company * (a)                                      412,100           10,915,099
Schneider Electric SA * (a)                                  157,800           10,199,102
Total SA * (a)                                                77,413           15,764,927
                                                                            -------------
                                                                               58,487,377
GERMANY - 6.68%
Adidas-Salomon AG *                                           57,300            7,993,959

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT              VALUE
                                                    ------------       -------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
E.ON AG * (a)                                            156,200       $  11,521,305
Hypo Real Estate Holding AG *                            166,100           5,692,630
Metro AG * (a)                                           221,400           9,878,000
                                                                       -------------
                                                                          35,085,894
GREECE - 4.10%
Alpha Bank *                                             433,400          11,032,577
Greek Organization of Football Prognostics *             546,700          10,495,250
                                                                       -------------
                                                                          21,527,827
HONG KONG - 2.10%
Wharf Holdings, Ltd. * (a)                             3,271,726          11,013,299

IRELAND - 3.31%
Allied Irish Banks PLC - Dublin *                        309,068           5,181,101
Allied Irish Banks PLC *                                   4,632              77,131
CRH PLC - London *                                       460,207          10,914,926
CRH PLC *                                                 50,000           1,195,185
                                                                       -------------
                                                                          17,368,343
ITALY - 2.92%
Eni SpA * (a)                                            683,825          15,318,482

JAPAN - 19.92%
Canon, Inc. *                                            266,100          12,508,716
Credit Saison Company, Ltd. *                            330,100          10,155,080
Daito Trust Construction Company * (a)                   286,800          11,607,859
Electric Power Development Company, Ltd. *                56,600           1,386,814
KDDI Corp. * (a)                                           2,100          10,195,562
Kirin Brewery Company, Ltd. *                          1,072,600           9,266,439
Mitsubishi Corp. * (a)                                 1,080,000          11,672,762
Mizuho Financial Group, Inc. *                             1,250           4,696,220
Nomura Securities Company, Ltd. * (a)                    764,900           9,821,984
SMC Corp. * (a)                                          107,900          10,330,278
Toyota Motor Corp. * (a)                                 338,300          12,955,452
                                                                       -------------
                                                                         104,597,166
NETHERLANDS - 5.23%
ING Groep NV *                                           642,862          16,220,926
TNT Post Group NV *                                      460,915          11,257,952
                                                                       -------------
                                                                          27,478,878
RUSSIA - 2.25%
OAO Gazprom-ADR (a)                                       22,000             787,600
OAO Gazprom-London, ADR *                                307,500          11,008,500
                                                                       -------------
                                                                          11,796,100
SINGAPORE - 2.05%
DBS Group Holdings, Ltd. *                             1,134,426          10,776,794

SOUTH KOREA - 4.00%
Posco-ADR                                                198,500           7,513,225
Samsung Electronics Company, Ltd., GDR                    17,200           3,405,600
Samsung Electronics Company, Ltd.-London,
    GDR *                                                 50,950          10,088,100
                                                                       -------------
                                                                          21,006,925
                                                                       -------------

SPAIN - 4.36%
Indra Sistemas SA *                                      760,000          10,116,787
Telefonica SA *                                          853,076          12,764,652
                                                                       -------------
                                                                          22,881,439
SWITZERLAND - 6.88%
Nestle SA *                                               29,560           6,778,240
Roche Holdings AG-Genusschein *                          137,200          14,190,259
UBS AG-USD *                                             214,830          15,140,154
                                                                       -------------
                                                                          36,108,653
TAIWAN - 0.95%
Taiwan Semiconductor
    Manufacturing Company, Ltd., ADR (a)                 698,130           4,984,648

UNITED KINGDOM - 19.86%
AstraZeneca Group PLC *                                  123,000           5,041,732
BHP Billiton PLC *                                       824,600           8,677,597
BP PLC *                                                 534,300           5,100,515
Centrica PLC *                                         2,315,000          10,515,529
GlaxoSmithKline PLC *                                    747,400          16,109,099
Intercontinental Hotels Group PLC *                      960,200          10,921,276
Kingfisher PLC *                                       2,099,261          11,710,513
Royal Bank of Scotland Group PLC *                       420,473          12,144,438
Smith & Nephew PLC *                                   1,109,900          10,203,613
Vodafone Group PLC *                                   5,798,984          13,878,867
                                                                       -------------
                                                                         104,303,179
                                                                       -------------
TOTAL COMMON STOCKS (Cost $441,666,933)                                $ 508,220,386
                                                                       -------------
PREFERRED STOCKS - 0.96%

GERMANY - 0.96%
Henkel Kgaa-Vorzug * (a)                                  68,600           5,040,341
                                                                       -------------
TOTAL PREFERRED STOCKS (Cost $5,781,945)                               $   5,040,341
                                                                       -------------
SHORT TERM INVESTMENTS - 24.08%
State Street Navigator Securities
    Lending Prime Portfolio (c)                    $ 126,464,922       $ 126,464,922
                                                                       -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $126,464,922)                                                    $ 126,464,922
                                                                       -------------
REPURCHASE AGREEMENTS - 1.68%
Repurchase Agreement with State Street             $   8,834,000       $   8,834,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $8,834,160 on
    10/01/2004, collateralized by
    $7,450,000 U.S. Treasury Bonds,
    6.375% due 8/15/2027 (valued at
    $9,012,176, including interest).
                                                                       -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $8,834,000)                                                      $   8,834,000
                                                                       -------------

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (INTERNATIONAL STOCK TRUST)
    (COST $582,747,800) - 123.51%                              $    648,559,649
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.51)%                   (123,449,706)
                                                               ----------------
TOTAL NET ASSETS - 100.00%                                     $    525,109,943
                                                               ================

The Trust had the following top five industry concentrations as of September 30, 2004 (as a percentage of total net assets):

Banking                                             12.52%
Retail Trade                                         6.33%
Pharmaceuticals                                      5.77%
Financial Services                                   4.70%
Electronics                                          4.51%

VERSEAS TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT            VALUE
                                                      ---------        -----------
COMMON STOCKS-91.48%
AUSTRALIA - 0.62%
CSL, Ltd. *                                             205,145        $ 4,219,565

BELGIUM - 0.24%
Fortis *                                                 69,500          1,653,539

BERMUDA - 0.31%
Nabors Industries, Ltd. *                                17,700            838,095
People's Food Holdings, Ltd. *                          414,000            285,136
Weatherford International, Ltd. * (a)                    19,600            999,992
                                                                       -----------
                                                                         2,123,223
BRAZIL - 1.21%
Aracruz Celulose SA, ADR                                 84,300          2,792,016
Empresa Brasileira de Aeronautica SA, ADR                97,600          2,576,640
Tele Nordeste Celular Participacoes SA (a)                3,545             86,179
Unibanco - Uniao De Bancos Brasileiros SA,
    GDR                                                 114,300          2,769,489
                                                                       -----------
                                                                         8,224,324
CANADA - 3.08%
Alcan Aluminum, Ltd. - USD *                             20,200            965,896
Canadian Natural Resources, Ltd. * (a)                   43,300          1,728,236
Celestica, Inc.-CAD *                                    44,800            568,299
Celestica, Inc.-USD *                                    56,200            713,740
EnCana Corp. - CAD * (a)                                 87,500          4,035,270
EnCana Corp. - USD                                       37,000          1,713,100
Nortel Networks Corp. *                                 233,700            794,580
Research In Motion, Ltd. - USD                           27,900          2,129,886
Talisman Energy, Inc. - CAD * (a)                       297,500          7,709,958
Tembec, Inc. *                                           94,500            623,651
Wheaton River Minerals, Ltd. - USD * (a)                      0                  0
                                                                       -----------
                                                                        20,982,616
CHINA - 0.40%
BYD Company, Ltd., H Shares * (a)                       228,000            692,938
China Telecom Corp., Ltd.  ADR (a)                       64,080          2,069,784
                                                                       -----------
                                                                         2,762,722
DENMARK - 0.60%
Coloplast AS, Class B *                                   8,150            787,459
Danske Bank A/S *                                        49,150          1,291,802
Novo Nordisk A/S, Class B *                               3,300            180,626
Novo Nordisk A/S *                                       33,000          1,806,258
                                                                       -----------
                                                                         4,066,145
FINLAND - 0.44%
Nokia (AB) Oyj *                                        217,100          2,986,990

FRANCE - 8.30%
Accor SA * (a)                                           44,920          1,750,358
Alcatel SA, ADR (a)                                     360,200          4,225,146
AXA * (a)                                               219,900          4,448,161
BNP Paribas SA * (a)                                    116,547          7,525,557
Business Objects SA, ADR * (a)                                0                  0
Caisse Nationale du Credit Agricole * (a)                35,600            970,771
Dassault Systemes SA * (a)                               33,817          1,579,749
European Aeronautic Defence &
    Space Company * (a)                                  31,600            836,975
France Telecom SA * (a)                                 219,606          5,470,277
Lagardere S.C.A. * (a)                                   13,400            830,974
L'Oreal SA * (a)                                         26,367          1,727,100
Pernod-Ricard SA * (a)                                   31,400          4,168,133
Sanofi-Synthelabo SA (a)                                160,400          5,872,244
Societe Television Francaise 1 * (a)                     29,300            830,994
Total SA * (a)                                           74,128         15,095,946
Vivendi Universal, ADR *                                 48,600          1,250,478
                                                                       -----------
                                                                        56,582,863
GERMANY - 10.11%
Adidas-Salomon AG *                                      24,190          3,374,762
Allianz AG * (a)                                        108,550         10,930,281
BASF AG * (a)                                            92,434          5,446,308
Bayerische Motoren Werke AG *                            88,505          3,637,726
Deutsche Bank AG                                         18,300          1,316,502
Deutsche Boerse AG *                                     78,007          3,944,351
Deutsche Telekom AG * (a)                             1,352,500         25,237,650
E.ON AG * (a)                                            21,536          1,588,494
Fresenius Medical Care AG * (a)                          28,200          2,159,170
RWE AG *                                                 52,505          2,508,823
SAP AG, ADR                                              64,300          2,504,485
Siemens AG-Sponsored ADR (a)                             84,900          6,257,130
                                                                       -----------
                                                                        68,905,682
HONG KONG - 1.34%
Global Bio-Chem Technology Group Company * (a)        1,228,000            936,972
Hong Kong Exchange & Clearing, Ltd. * (a)               594,000          1,348,252
Hutchison Telecom International *                         3,923                  0
Hutchison Whampoa, Ltd. *                               294,200          2,301,355
Techtronic Industries Company, Ltd. * (a)             2,025,000          3,986,067
Television Broadcast, Ltd. *                            124,000            553,366
                                                                       -----------
                                                                         9,126,012

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT         VALUE
                                                      ---------       -----
COMMON STOCKS (CONTINUED)

INDIA - 2.85%
Bank Of Baroda *                                        113,931    $   419,576
Cipla, Ltd. *                                           359,520      2,319,370
Dr. Reddy's Laboratories, Ltd. *                         47,000        754,673
HDFC Bank, Ltd. *                                        15,849        139,132
Housing Development Finance Corp., Ltd. *               342,723      4,559,433
I-Flex Solutions, Ltd. *                                152,241      2,117,241
Infosys Technologies, Ltd. *                            112,172      4,143,691
Reliance Industries, Inc. *                             108,500      1,225,206
Satyam Computer Services, Ltd. *                        391,140      3,216,741
State Bank Of India *                                    52,900        539,721
                                                                   -----------
                                                                    19,434,784

ITALY - 0.96%
Eni SpA * (a)                                           291,362      6,526,850

JAPAN - 16.67%
Advantest Corp. * (a)                                    39,200      2,330,051
Aeon Company, Ltd. *                                    105,900      1,687,558
Canon, Inc. *                                            68,500      3,220,019
Daiwa Securities Group, Inc. *                          785,000      4,972,367
Electric Power Development Company, Ltd. *                6,200        151,913
Familymart Company, Ltd. *                               85,600      2,295,458
Honda Motor Company, Ltd. * (a)                          66,400      3,217,714
Ito-Yokado Company, Ltd. *                              105,200      3,608,657
Jafco Company, Ltd. * (a)                                76,700      4,037,025
Jusco Company * (a)                                     145,800      2,347,195
KDDI Corp. *                                              1,324      6,428,059
Kyocera Corp. * (a)                                      42,600      2,996,053
Mitsubishi Tokyo Financial Group, Inc. *                    676      5,637,679
Mizuho Financial Group, Inc. *                            1,724      6,477,027
Murata Manufacturing Company, Ltd. * (a)                 56,200      2,703,026
Nikko Cordial Corp. * (a)                             1,218,000      4,940,751
Nitto Denko Corp. *                                      33,700      1,550,515
Nomura Securities Company, Ltd. *                       628,000      8,064,068
Orix Corp. *                                             28,700      2,943,056
Ricoh Company, Ltd. *                                   197,000      3,709,560
Rohm Company *                                           27,200      2,734,934
SOFTBANK Corp. * (a)                                    100,700      4,669,695
Sumitomo Electric Industries, Ltd. * (a)                264,000      2,343,046
Sumitomo Mitsui Financial Group, Inc. * (a)               1,808     10,336,585
TDK Corp. * (a)                                          31,800      2,118,172
Tokyo Electron, Ltd. * (a)                              107,800      5,253,287
Toyota Motor Corp. * (a)                                195,500      7,486,819
UFJ Holdings, Inc. * (a)                                    797      3,493,362
Yahoo Japan Corp.-EUR *                                     214        943,818
Yahoo Japan Corp.-JPY * (a)                                 214        951,586
                                                                   -----------
                                                                   113,649,055

MALAYSIA - 0.08%
Public Bank Berhad *                                    277,650        518,767

NETHERLANDS - 5.28%
Aegon NV *                                              198,100      2,135,199
ASML Holding NV *                                       916,333     11,788,195
Buhrmann NV *                                           104,800        789,922
ING Groep NV *                                          300,228      7,575,462
Koninklijke (Royal) KPN NV *                            254,646      1,906,726
Koninklijke Ahold NV *                                  134,600        859,097
Randstad Holding NV *                                    26,600        963,171
Unilever NV                                              49,400      2,855,320
VNU NV * (a)                                            169,422      4,354,862
Wolters Kluwer NV *                                     164,476      2,767,426
                                                                   -----------
                                                                    35,995,380

NORWAY - 0.06%
Golar LNG, Inc. *                                        27,400        431,483

PORTUGAL - 0.23%
Portugal Telecom, SGPS, SA *                            142,939      1,574,377

RUSSIA - 0.17%
JSC MMC Norilsk Nickel, ADR (a)                          18,400      1,168,400
OAO Gazprom-ADR (a)                                           0              0
                                                                   -----------
                                                                     1,168,400

SOUTH AFRICA - 0.30%
Harmony Gold Mining Company, Ltd.                        55,800        759,996
MTN Group, Ltd. *                                       264,699      1,259,829
                                                                   -----------
                                                                     2,019,825

SOUTH KOREA - 4.70%
Honam Petrochemical Corp. *                              84,580      3,349,412
Hyundai Motor Company *                                  21,443        988,817
Kookmin Bank *                                          105,030      3,324,658
LG Electronics, Inc. *                                  141,100      8,111,872
LG Petrochemical Company, Ltd. *                         56,940      1,265,883
Samsung Electro-Mechanics Company *                      59,140      1,515,093
Samsung Electronics Company *                            28,115     11,182,518
Shinhan Financial Group Company, Ltd. *                 134,570      2,325,613
                                                                   -----------
                                                                    32,063,866

SPAIN - 2.07%
Banco Bilbao Vizcaya Argentaria SA * (a)                 54,600        751,219
Banco Popular Espanol SA * (a)                           54,100      3,005,574
Banco Santander Central, Hispano SA * (a)               374,148      3,651,743
Telefonica SA *                                         447,665      6,698,451
                                                                   -----------
                                                                    14,106,987

SWEDEN - 0.79%
Skandia Forsakrings AB *                                 86,700        342,660
Telefonaktiebolaget LM Ericsson, ADR * (a)              161,000      5,029,640
                                                                   -----------
                                                                     5,372,300

SWITZERLAND - 6.76%
ABB, Ltd. *                                             218,733      1,336,336
Actelion, Ltd. *                                          5,526        567,110
Adecco SA *                                              66,385      3,299,956

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                       ---------        -----
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Compagnie Financiere Richemont AG *                        96,590    $  2,675,634
Credit Suisse Group *                                     200,443       6,404,212
Nestle SA *                                                10,401       2,384,996
Novartis AG *                                             230,563      10,758,683
Roche Holdings AG-Genusschein *                            75,191       7,776,820
Societe Generale de Surveillance
    Holding SA * (a)                                        1,426         783,171
UBS AG-USD *                                              143,637      10,122,824
                                                                     ------------
                                                                       46,109,742

TAIWAN - 2.28%
Hon Hai Precision Industry Company, Ltd. *                680,339       2,342,545
Quanta Computer, Inc. *                                   950,770       1,636,846
Taishin Financial Holdings Company, Ltd. *                432,460         348,717
Taiwan Semiconductor
    Manufacturing Company, Ltd., ADR                      214,700       1,532,958
Taiwan Semiconductor
    Manufacturing Company, Ltd. *                         616,000         784,956
United Microelectronics Corp., ADR * * (a)                410,684       1,388,112
United Microelectronics Corp. *                        10,582,360       6,384,296
Yageo Corp. *                                           3,045,000       1,142,547
                                                                     ------------
                                                                       15,560,977

UNITED KINGDOM - 16.17%
3i Group PLC *                                            212,290       2,134,126
Abbey National Benefit Consultants, Ltd. *                203,900       2,066,387
AstraZeneca Group PLC *                                   153,800       6,304,214
BHP Billiton PLC *                                        312,797       3,291,688
BP PLC *                                                  971,364       9,272,800
British Sky Broadcasting Group PLC *                       92,500         802,251
Carphone Warehouse *                                      291,289         785,447
Dixons Group PLC *                                        824,450       2,547,601
E D & F Manitoba Treasury Management *                    189,062       4,068,108
Enterprise Inns PLC *                                     255,800       2,638,650
Hilton Group PLC *                                        623,500       3,122,702
HSBC Holdings PLC *                                       701,186      11,128,567
ITV PLC *                                               1,350,002       2,632,438
Kesa Electricals PLC *                                    443,688       2,272,325
mm02 PLC *                                                723,500       1,286,404
Prudential Corp. *                                        283,179       2,308,672
Reckitt & Colman *                                        102,700       2,516,492
Reuters Group PLC *                                       299,800       1,690,037
Rio Tinto PLC *                                           253,498       6,817,101
Royal Bank of Scotland Group PLC *                         75,300       2,174,875
Shire Pharmaceuticals Group PLC, ADR (a)                   78,600       2,251,890
Smith & Nephew PLC *                                      555,800       5,109,621
Tesco PLC *                                               495,007       2,555,309
Vodafone Group PLC *                                   10,784,625      25,811,137
William Hill PLC *                                         63,800         615,973
Xstrata PLC *                                             120,600       1,982,799
Yell Group PLC *                                          323,100       2,061,116
                                                                     ------------
                                                                      110,248,730

UNITED STATES - 5.46%
Anglogold Ashanti, Ltd.                                    13,900         540,710
Apropos Technology, Inc. * (a)                                100             311
Banco Bradesco SA-Sponsored ADR * (a)                      52,500       2,766,750
Banco Itau Holding Financeira SA-ADR * (a)                 42,900       2,380,950
ENSCO International, Inc.                                  68,100       2,224,827
Freeport-McMoran Copper & Gold, Inc.,
    Class B (a)                                           163,800       6,633,900
Grant Prideco, Inc. *                                      82,400       1,688,376
Infineon Technologies AG * (a)                            214,800       2,195,256
Phelps Dodge Corp.                                         69,000       6,350,070
Pride International, Inc. *                                41,800         827,222
Synthes, Inc. *                                            24,097       2,627,534
Tele Norte Leste Participacoes SA-ADR (a)                 156,700       2,073,141
Telecomunicacoes Brasileiras SA-Sponsored
    ADR *                                                  70,900       1,949,750
Telewest Global, Inc. *                                   184,097       2,139,207
Votorantim Celulose e Papel SA-Sponsored
    ADR *                                                  81,800       2,826,190
                                                                     ------------
                                                                       37,224,194
                                                                     ------------
TOTAL COMMON STOCKS (Cost $597,169,401)                              $623,639,398
                                                                     ------------

PREFERRED STOCKS - 1.16%

AUSTRALIA - 0.95%
The News Corp., Ltd., ADR                                 207,100       6,488,443

GERMANY - 0.21%
Fresenius Medical Care AG *                                26,663       1,451,820
                                                                     ------------
TOTAL PREFERRED STOCKS (Cost $7,717,342)                             $  7,940,263
                                                                     ------------

WARRANTS - 0.00%

HONG KONG - 0.00%
Global Bio-Chemical
    (Expiration date 05/31/2007; strike
    price $9.80 HKD) *                                    124,250           8,445
                                                                     ------------
TOTAL WARRANTS (Cost $0)                                             $      8,445
                                                                     ------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.54%

JAPAN - 0.54%
Government of Japan
    0.10% due 08/20/2005          JPY                 401,600,000       3,646,963
                                                                     ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $3,646,742)                                                   $  3,646,963
                                                                     ------------

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT           VALUE
                                                       ---------          -----
SHORT TERM INVESTMENTS - 23.46%
State Street Navigator Securities
    Lending Prime Portfolio (c)                       $159,923,844    $ 159,923,844
                                                                      -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $159,923,844)                                                  $ 159,923,844
                                                                      -------------

REPURCHASE AGREEMENTS - 7.04%
Repurchase Agreement with State Street                $ 47,986,000    $  47,986,000
    Corp. dated 09/30/2004 at 1.25% to
    be repurchased at $47,987,666 on
    10/01/2004, collateralized by
    $46,440,000 U.S.Treasury Bonds,
    5.25% due 02/15/2029 (valued at
    $48,950,686, including interest).
                                                                      -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $47,986,000)                                                   $  47,986,000
                                                                      -------------

TOTAL INVESTMENTS (OVERSEAS TRUST)
    (COST $816,443,328) - 123.68%                                     $ 843,144,913
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.68)%                       (161,452,863)
                                                                      -------------
TOTAL NET ASSETS - 100.00%                                            $ 681,692,050
                                                                      =============

The Trust had the following top five industry concentrations as of September 30,2004 (as a percentage of total net assets):

Banking                                      9.56%
Financial Services                           8.25%
Telecommunications Equipment & Services      7.86%
Electronics                                  5.51%
Semiconductors                               4.30%

INTERNATIONAL SMALL CAP TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                       ---------       -----
COMMON STOCKS - 92.56%

AUSTRALIA - 5.61%
APN News & Media * (a)                                 1,016,366    $ 3,341,907
Billabong International, Ltd. * (a)                      469,963      3,247,136
Iluka Resources, Ltd. * (a)                            2,467,785      8,686,244
John Fairfax Holdings, Ltd. *                          1,068,800      2,871,830
Promina Group *                                        1,165,000      3,822,192
Sons Of Gwalia, Ltd. * (a)                             1,424,690      1,341,381
                                                                    -----------
                                                                     23,310,690

BELGIUM - 0.93%
Barco NV * (a)                                            44,835      3,852,632

BERMUDA - 2.37%
Axis Capital Holdings, Ltd.                               62,600      1,627,600
Moulin International Holding *                         9,304,000      5,249,689
Ngai Lik Industrial Holding, Ltd. *                    8,300,558      2,980,413
                                                                    -----------
                                                                      9,857,702

CANADA - 9.65%
CAE, Inc. *                                            1,050,600      4,566,924
GSI Lumonics, Inc. *                                     236,100      2,463,166
Laurentian Bank of Canada                                267,300      5,513,954
Legacy Hotels Real Estate Investment, REIT               629,100      3,316,417
Linamar Corp.                                            281,275      3,023,387
National Bank Canada Montreal Quebec                      86,875      3,012,216
North West Company                                       356,625      7,046,532
Precision Drilling Corp. - CAD *                          99,125      5,690,139
Quebecor World, Inc. *                                   179,850      4,008,512
Transcontinental, Inc., Class A                           56,200      1,043,825
Transcontinental, Inc., Class B                           21,800        404,900
                                                                    -----------
                                                                     40,089,972

CHINA - 1.02%
China Pharmaceutical Group, Ltd. *                    16,888,000      4,244,685

DENMARK - 3.90%
ISS International A/S *                                   65,800      3,486,275
Vestas Wind Systems AS * (a)                             878,799     12,721,871
                                                                    -----------
                                                                     16,208,146

FINLAND - 4.65%
Amer Group, Ltd. * (a)                                   119,100      5,619,913
Huhtamaki Oyj *                                          189,500      2,541,366
KCI Konecranes Oyj *                                      50,500      1,962,772
Metso Oyj * (a)                                          335,000      4,297,139
Orion Oyj, Series B * (a)                                356,420      4,868,430
                                                                    -----------
                                                                     19,289,620

GERMANY - 2.30%
Hugo Boss AG * (a)                                       131,200      3,520,650
Jenoptik AG * (a)                                        643,087      6,029,078
                                                                    -----------
                                                                      9,549,728

HONG KONG - 9.77%
Asia Satellite Telecom Holdings *                        413,000        783,832
China Resource Power Holdings *                        9,104,000      5,224,401
Dah Sing Financial Group *                               463,200      3,326,349
Fountain Set Holdings, Ltd. *                          4,634,000      3,476,347
Giordano International, Ltd. *                         6,512,000      3,590,823
Hang Lung Group, Ltd. *                                  787,000      1,231,249
Hopewell Holdings, Ltd. *                              1,491,000      3,107,007
Hung Hing Printing * (a)                               1,638,000      1,260,307
Lerado Group Holdings *                               17,418,000      2,993,052
TCL Communication *                                    5,193,570        732,605
TCL International Holdings, Ltd. * (a)                12,984,000      3,871,174
Techtronic Industries Company, Ltd. * (a)              2,096,000      4,125,825
Texwinca Holdings, Ltd. *                              1,256,000      1,063,028
Travelsky Technolo *                                   2,375,000      1,949,193
Weiqiao Textile Company, Ltd. * (a)                    2,355,500      3,836,171
                                                                    -----------
                                                                     40,571,363

INDIA - 0.45%
Satyam Computer Services, Ltd., ADR (a)                   80,500      1,861,160

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                            ---------        -----
COMMON STOCKS (CONTINUED)

INDONESIA - 0.45%
PT Indonesian Satellite Corp. TBK *                          4,002,500    $   1,847,139

ISRAEL - 1.65%
Orbotech, Ltd. *                                               392,010        6,856,255

JAPAN - 4.62%
Japan Airport Terminal Company, Ltd. *                         595,000        5,291,529
Meitec Corp. * (a)                                              77,200        2,774,282
Ono Pharmaceutical Company, Ltd. *                              54,000        2,396,297
Sohgo Security Services Company, Ltd. *                        359,000        4,701,094
Tokyo Individualized Education *                               220,080        4,034,317
                                                                          -------------
                                                                             19,197,519

LUXEMBOURG - 1.12%
Thiel Logistik AG * (a)                                        932,397        4,642,794

MEXICO - 0.04%
Grupo Continential SA *                                        110,800          165,431

NETHERLANDS - 9.09%
Aalberts Industries NV *                                       159,036        5,776,377
Arcadis NV * (a)                                                20,150          298,754
Draka Holdings * (a)                                           469,443        5,940,066
IHC Caland NV * (a)                                             87,775        4,542,896
Internatio Muller *                                            218,480        5,778,638
OPG Groep NV *                                                 165,384        8,953,940
Vedior NV *                                                    417,430        6,453,380
                                                                          -------------
                                                                             37,744,051

NORWAY - 1.37%
Prosafe ASA *                                                  224,300        5,698,137

SINGAPORE - 2.28%
Osim International * (a)                                     6,511,400        3,788,732
Want Want Holdings *                                         5,474,400        5,693,376
                                                                          -------------
                                                                              9,482,108

SOUTH KOREA - 5.74%
Daeduck Electronics Company, Ltd. *                            362,190        2,818,256
Daegu Bank *                                                   678,380        3,864,675
Halla Climate Control *                                        473,300        4,274,703
Hansol Paper Company *                                         811,200        6,467,057
Pusan Bank *                                                 1,058,690        6,389,835
                                                                          -------------
                                                                             23,814,526

SPAIN - 3.33%
Sol Melia SA * (a)                                             874,580        7,135,084
Transportes Azkar * (a)                                        872,988        6,677,643
                                                                          -------------
                                                                             13,812,727

SWEDEN - 4.24%
D. Carnegie & Company AB * (a)                                 539,300        5,328,613
Kungsleden * (a)                                               240,400        7,472,293
Obsever AB * (a)                                             1,331,190        4,822,755
                                                                          -------------
                                                                             17,623,661

SWITZERLAND - 3.06%
Gurit Heberlein *                                                5,848        4,187,023
Kuoni Reisen Holding AG *                                        5,540        2,052,099
Sig Holding AG *                                                20,750        3,726,598
Vontobel Holdings AG *                                         131,725        2,730,079
                                                                          -------------
                                                                             12,695,799

TAIWAN - 1.18%
Giant Manufacturing *                                        1,204,000        1,686,592
Taiwan Fu Hsing *                                            3,578,000        3,211,566
                                                                          -------------
                                                                              4,898,158

THAILAND - 1.17%
Krung Thai Bank PLC *                                       10,153,600        1,986,094
PTT PLC., Ltd. *                                               694,700        2,885,496
                                                                          -------------
                                                                              4,871,590

UNITED KINGDOM - 11.87%
Avis Europe PLC *                                            4,265,185        5,325,905
Bodycote International *                                     2,229,875        5,488,148
Brambles Industries, Ltd. *                                    281,300        1,307,033
Geest PLC *                                                  1,035,908        9,888,948
Homeserve PLC *                                                275,440        3,140,320
John Wood Group PLC *                                        2,950,730        7,382,459
Kidde PLC *                                                  3,233,475        7,226,747
Novar PLC *                                                  4,048,795        8,499,438
South Staffordshire PLC *                                       68,860        1,046,774
                                                                          -------------
                                                                             49,305,772

UNITED STATES - 0.70%
Softbrands, Inc. * (a)                                             409              458
Steiner Leisure, Ltd. *                                        131,100        2,897,310
                                                                          -------------
                                                                              2,897,768
                                                                          -------------
TOTAL COMMON STOCKS (Cost $302,663,066)                                   $ 384,389,133
                                                                          -------------

SHORT TERM INVESTMENTS - 10.94%
State Street Navigator Securities
    Lending Prime Portfolio (c)                            $45,421,441    $  45,421,441
                                                           -----------    -------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $45,421,441)                                                       $  45,421,441
                                                                          -------------

REPURCHASE AGREEMENTS - 6.64%
Repurchase Agreement with State Street                     $27,563,000    $  27,563,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $27,563,498 on
    10/01/2004, collateralized by
    $22,650,000 U.S. Treasury Bonds,
    6.5% due 11/15/2026 (valued at
    $28,114,313, including interest)
TOTAL REPURCHASE AGREEMENTS
 (Cost $27,563,000)                                                       $  27,563,000
                                                                          -------------

TOTAL INVESTMENTS (INTERNATIONAL SMALL  CAP TRUST)
    (COST $375,647,507) - 110.14%                                         $ 457,373,574
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.14)%                            (42,094,368)
                                                                          -------------
TOTAL NET ASSETS - 100.00%                                                $ 415,279,206
                                                                          =============

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

The Trust had the following top five industry concentrations as of September 30, 2004 (as a percentage of total net assets):

Business Services                            8.06%
Electrical Equipment                         5.21%
Banking                                      5.00%
Electronics                                  4.52%
Apparel & Textiles                           4.51%

INTERNATIONAL VALUE TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                      ---------        -----
COMMON STOCKS - 93.11%

AUSTRALIA - 5.18%
AMP, Ltd. *                                              431,094    $ 1,945,129
Iluka Resources, Ltd. * (a)                            2,632,220      9,265,031
John Fairfax Holdings, Ltd. *                          2,531,250      6,801,385
National Australia Bank, Ltd. * (a)                      448,300      8,759,899
Qantas Airways, Ltd., ADR *                            3,500,700      8,747,066
                                                                    -----------
                                                                     35,518,510

BELGIUM - 0.93%
Belgacom SA *                                            178,400      6,388,874

BERMUDA - 0.62%
ACE, Ltd.                                                105,400      4,222,324

BRAZIL - 0.43%
Empresa Brasileira de Aeronautica SA , ADR (a)           112,900      2,980,560

CANADA - 3.30%
Barrick Gold Corp. * (a)                                 566,800     11,916,127
BCE, Inc. * (a)                                          227,000      4,888,955
Husky Energy, Inc. (a)                                   239,980      5,839,940
                                                                    -----------
                                                                     22,645,022

CAYMAN ISLANDS - 0.86%
XL Capital, Ltd., Class A                                 80,200      5,933,998

CHINA - 0.58%
China Telecom Corp., Ltd. *                           12,364,000      4,003,424

DENMARK - 3.65%
ISS International A/S *                                  105,510      5,590,225
Vestas Wind Systems AS * (a)                           1,342,030     19,427,801
                                                                    -----------
                                                                     25,018,026

FINLAND - 3.67%
Metso Oyj * (a)                                          634,100      8,133,778
Sampo Oyj, A Shares *                                     97,200      1,074,213
Stora Enso Oyj-R Shares *                                652,490      8,815,297
UPM-Kymmene Oyj *                                        373,900      7,117,571
                                                                    -----------
                                                                     25,140,859

FRANCE - 4.92%
AXA * (a)                                                421,617      8,528,515
Compagnie Generale des Etablissements
    Michelin, Class B * (a)                              107,800      5,477,578
Sanofi-Synthelabo SA * (a)                                69,916      5,070,183
Suez SA * (a)                                            292,200      6,262,608
Total SA * (a)                                            41,064      8,362,561
                                                                    -----------
                                                                     33,701,445

GERMANY - 2.78%
Bayer AG * (a)                                           248,040      6,782,241
Deutsche Post AG *                                       327,300      6,352,420
E.ON AG *                                                 80,000      5,900,797
                                                                    -----------
                                                                     19,035,458

HONG KONG - 3.27%
Bank of East Asia *                                    1,283,400      3,596,041
Cheung Kong Holdings, Ltd. *                             862,000      7,406,163
China Mobile Hong Kong, Ltd., ADR (a)                    300,600      4,599,180
Hutchison Telecom International *                         11,627              0
Hutchison Whampoa, Ltd. *                                872,000      6,821,149
                                                                    -----------
                                                                     22,422,533

ISRAEL - 1.25%
Check Point Software Technologies, Ltd. *                505,000      8,569,850

ITALY - 1.52%
Eni SpA * (a)                                            465,250     10,422,145

JAPAN - 6.18%
Hitachi, Ltd. * (a)                                    1,093,000      6,605,908
NEC Corp. * (a)                                          492,000      2,942,311
Nintendo Company, Ltd. * (a)                              69,100      8,452,906
Nippon Telegraph & Telephone Corp., ADR (a)              400,126      7,994,518
Ono Pharmaceutical Company, Ltd. *                       121,000      5,369,481
Sony Corp. * (a)                                         254,600      8,687,291
Takeda Chemical Industries, Ltd. * (a)                    50,700      2,300,467
                                                                    -----------
                                                                     42,352,882

MEXICO - 1.15%
Telefonos de Mexico SA de CV, Class L, ADR               243,500      7,857,745

NETHERLANDS - 7.44%
Akzo Nobel NV * (a)                                      377,430     13,324,395
ING Groep NV *                                           530,060     13,374,666
Koninklijke (Royal) Philips Electronics NV *             400,608      9,173,071
Reed Elsevier NV *                                       808,900     10,416,164
Wolters Kluwer NV *                                      278,840      4,691,682
                                                                    -----------
                                                                     50,979,978

NORWAY - 1.53%
Telenor AS * (a)                                       1,380,700     10,512,371

SINGAPORE - 0.58%
DBS Group Holdings, Ltd. *                               417,000      3,961,407

SOUTH KOREA - 7.22%
Kookmin Bank ADR (a)                                      93,250      2,969,080
Korea Electric Power Corp., ADR (a)                      165,530      1,746,341
Korea Electric Power Corp. *                              89,020      1,681,446
KT Corp., ADR                                            579,500     10,471,565
Posco-ADR                                                220,100      8,330,785
Samsung Electronics Company *                             41,180     16,379,019

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT           VALUE
                                                            ---------          -----
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
SK Telecom Company, Ltd., ADR (a)                               405,850    $   7,893,783
                                                                           -------------
                                                                              49,472,019

SPAIN - 2.65%
Iberdrola SA *                                                  343,420        7,121,578
Repsol-YPF SA * (a)                                             351,400        7,714,686
Telefonica SA *                                                 223,700        3,347,243
                                                                           -------------
                                                                              18,183,507

SWEDEN - 3.68%
ForeningsSparbanken AB, Series A * (a)                          244,150        5,075,988
Nordic Baltic Holding-DKK *                                     373,998        3,051,899
Nordic Baltic Holding-EUR *                                     874,320        7,132,963
Securitas AB-B Shares * (a)                                     748,700        9,966,228
                                                                           -------------
                                                                              25,227,078

SWITZERLAND - 3.25%
Nestle SA *                                                      58,400       13,391,381
Swiss Reinsurance Company *                                      92,440        5,325,167
UBS AG-USD *                                                     51,000        3,594,227
                                                                           -------------
                                                                              22,310,775

TAIWAN - 2.04%
Chunghwa Telecom Company Ltd., ADR (a)                          471,400        8,301,354
Compal Electronics, Inc. *                                    5,720,000        5,672,866
                                                                           -------------
                                                                              13,974,220

UNITED KINGDOM - 24.43%
Abbey National Benefit Consultants, Ltd. *                      813,100        8,240,212
Amvescap PLC *                                                  661,950        3,578,817
BHP Billiton PLC *                                              694,963        7,313,375
Boots Group PLC *                                               435,000        5,053,947
BP PLC *                                                      1,172,800       11,195,741
Brambles Industries, Ltd. *                                     258,974        1,203,298
Bristish Aerospace Systems PLC *                              2,452,854        9,976,491
British Sky Broadcasting Group PLC *                            779,200        6,757,989
Cadbury Schweppes PLC *                                       1,019,800        7,843,508
Compass Group PLC *                                           1,358,040        5,419,105
GlaxoSmithKline PLC *                                           535,900       11,550,530
Kidde PLC *                                                   3,298,300        7,371,630
Lloyds TSB Group PLC *                                        1,085,800        8,478,852
National Grid Transco PLC *                                     987,200        8,329,720
Pearson PLC *                                                   528,800        5,655,687
Rentokil Initial PLC *                                        2,367,800        6,448,934
Rolls-Royce Group PLC *                                       1,396,200        6,398,873
Shell Transport & Trading Company PLC *                       1,193,700        8,759,765
Shire Pharmaceuticals Group *                                 1,096,400       10,372,166
Smiths Group PLC *                                              682,400        9,163,246
Unilever PLC *                                                1,160,290        9,443,742
Vodafone Group PLC *                                          3,738,000        8,946,257
                                                                           -------------
                                                                             167,501,885
                                                                           -------------
TOTAL COMMON STOCKS (Cost $572,564,238)                                    $ 638,336,895
                                                                           -------------

PREFERRED STOCKS - 0.71%

GERMANY - 0.71%
Volkswagen AG - Non Voting Preferred *                          179,750    $   4,890,413
                                                           ------------    -------------
TOTAL PREFERRED STOCKS (Cost $5,468,995)                                   $   4,890,413
                                                                           -------------

SHORT TERM INVESTMENTS - 24.72%

State Street Navigator Securities
    Lending Prime Portfolio (c)                            $169,440,595    $ 169,440,595
                                                           ------------    -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $169,440,595)                                                       $ 169,440,595
                                                                           -------------
REPURCHASE AGREEMENTS - 4.75%

Repurchase Agreement with State Street                     $ 32,577,000    $  32,577,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $32,577,588 on
    10/01/2004, collateralized by
    $24,275,000 U.S. Treasury Bonds,
    7.625% due 02/15/2025 (valued at
    $33,234,004, including interest).

                                                                           -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $32,577,000)                                                        $  32,577,000
                                                                           -------------

TOTAL INVESTMENTS (INTERNATIONAL VALUE TRUST)
    (COST $780,050,828) - 123.29%                                          $ 845,244,903
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.29)%                            (159,695,792)
                                                                           -------------
TOTAL NET ASSETS - 100.00%                                                 $ 685,549,111
                                                                           =============

The Trust had the following top five industry concentrations as of September 30, 2004 (as a percentage of total net assets):

Telecommunications Equipment & Services      6.50%
Insurance                                    5.74%
Business Services                            5.66%
Food & Beverages                             5.27%
Pharmaceuticals                              5.06%

QUANTITATIVE MID CAP TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT           VALUE
                                                            ---------          -----
COMMON STOCKS - 97.82%

APPAREL & TEXTILES - 2.08%
Coach, Inc.                                                   63,300        $ 2,685,186

BANKING - 8.32%
Associated Banc-Corp. (a)                                     42,200          1,353,354
First Horizon National Corp. (a)                              41,400          1,795,104
North Fork Bancorp., Inc. (a)                                 29,200          1,297,940
Sovereign Bancorp, Inc.                                       90,300          1,970,346
TCF Financial Corp. (a)                                       82,900          2,511,041
Zions BanCorp                                                 29,900          1,825,096
                                                                            -----------
                                                                             10,752,881

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
                                                     ---------     -----
COMMON STOCKS (CONTINUED)

BROADCASTING - 1.06%
XM Satellite Radio
    Holdings, Inc., Class A * (a)                      44,200    $1,371,084

BUILDING MATERIALS & CONSTRUCTION - 1.30%
RPM International, Inc.                                95,400     1,683,810

BUSINESS SERVICES - 5.28%
51job, Inc. *                                           1,500        31,125
Alliance Data Systems Corp. *                          28,900     1,172,184
ChoicePoint, Inc. *                                    47,400     2,021,610
Corporate Executive Board Company (a)                  35,100     2,149,524
Global Payments, Inc. (a)                              27,000     1,445,850
                                                                 ----------
                                                                  6,820,293

COLLEGES & UNIVERSITIES - 0.39%
Apollo Group, Inc., Class A *                           6,900       506,253

COMPUTERS & BUSINESS EQUIPMENT - 2.21%
Cogent, Inc. *                                         13,800       251,436
Cognizant Technology Solutions Corp., Class A          63,900     1,949,589
Dell, Inc. *                                           18,200       647,920
                                                                 ----------
                                                                  2,848,945

CONSTRUCTION & MINING EQUIPMENT - 0.26%
Carbo Ceramics, Inc.                                    4,600       331,844

CONSTRUCTION MATERIALS - 1.37%
Sherwin-Williams Company                               40,200     1,767,192

CONTAINERS & GLASS - 1.57%
Ball Corp.                                             54,100     2,024,963

COSMETICS & TOILETRIES - 1.56%
Alberto Culver Company, Class B                        46,450     2,019,646

CRUDE PETROLEUM & NATURAL GAS - 3.91%
Chesapeake Energy Corp. (a)                           149,600     2,368,168
XTO Energy, Inc.                                       82,425     2,677,164
                                                                 ----------
                                                                  5,045,332

ELECTRICAL EQUIPMENT - 2.47%
AMETEK, Inc.                                           69,100     2,095,112
Tektronix, Inc.                                        32,800     1,090,600
                                                                 ----------
                                                                  3,185,712

ELECTRICAL UTILITIES - 1.44%
Constellation Energy Group, Inc.                       46,600     1,856,544

ELECTRONICS - 4.36%
Harman International Industries, Inc.                  25,100     2,704,525
L-3 Communications Holdings, Inc. (a)                  19,900     1,333,300
Zebra Technologies Corp., Class A *                    26,200     1,598,462
                                                                 ----------
                                                                  5,636,287

ENERGY - 0.18%
New Jersey Resources Corp.                              5,600       231,840

FINANCIAL SERVICES - 4.96%
Affiliated Managers Group, Inc.                        35,300     1,889,962
Americredit Corp. *                                    36,200       755,856
Bear Stearns Companies, Inc.                            7,600       730,892
Capital One Financial Corp.                            13,900     1,027,210
CIT Group, Inc.                                        36,500     1,364,735
Providian Financial Corp. *                            41,100       638,694
                                                                 ----------
                                                                  6,407,349

FOOD & BEVERAGES - 2.35%
McCormick & Company, Inc.                              45,800     1,572,772
The J.M. Smucker Company (a)                           33,000     1,465,530
                                                                 ----------
                                                                  3,038,302

GAS & PIPELINE UTILITIES - 2.09%
Questar Corp.                                          58,900     2,698,798

HEALTHCARE PRODUCTS - 5.90%
C.R. Bard, Inc.                                        21,800     1,234,534
Fisher Scientific International, Inc. *                27,800     1,621,574
Gen-Probe, Inc.                                        36,500     1,455,255
Henry Schein, Inc. *                                   30,700     1,912,917
Varian Medical Systems, Inc.                           40,400     1,396,628
                                                                 ----------
                                                                  7,620,908

HEALTHCARE SERVICES - 2.65%
Covance, Inc. *                                        45,300     1,810,641
Coventry Health Care, Inc.                             30,200     1,611,774
                                                                 ----------
                                                                  3,422,415

HOTELS & RESTAURANTS - 2.54%
Applebee's International, Inc.                         77,400     1,956,672
Hilton Hotels Corp.                                    70,400     1,326,336
                                                                 ----------
                                                                  3,283,008

HOUSEHOLD APPLIANCES - 2.04%
Black & Decker Corp.                                   34,100     2,640,704

INDUSTRIAL MACHINERY - 3.58%
Actuant Corp., Class A (a)                             35,000     1,442,350
Ingersoll-Rand Company, Class A                        15,300     1,039,941
ITT Industries, Inc.                                   26,700     2,135,733
                                                                 ----------
                                                                  4,618,024

INSURANCE - 5.03%
MGIC Investment Corp.                                   9,400       625,570
PartnerRe, Ltd.                                        32,300     1,766,487
RenaissanceRe Holdings, Ltd.                           41,100     2,119,938
The PMI Group, Inc.                                    15,000       608,700
W.R. Berkley Corp.                                     32,600     1,374,416
                                                                 ----------
                                                                  6,495,111

INTERNET SOFTWARE - 2.82%
Juniper Networks, Inc. *                               53,205     1,255,638
RSA Security, Inc. * (a)                               71,300     1,376,090
Symantec Corp.                                         18,500     1,015,280
                                                                 ----------
                                                                  3,647,008

LEISURE TIME - 2.43%
International Speedway Corp., Class A                  47,400     2,365,260

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT         VALUE
                                                            ---------        -----
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
SCP Pool Corp. (a)                                              28,850    $     771,449
                                                                          -------------
                                                                              3,136,709

MEDICAL-HOSPITALS - 1.15%
VCA Antech, Inc. *                                              72,200        1,489,486

NEWSPAPERS - 0.81%
E.W. Scripps Company, Class A                                   21,900        1,046,382

PETROLEUM SERVICES - 3.06%
BJ Services Company                                             48,500        2,541,885
Smith International, Inc. *                                     23,200        1,408,936
                                                                          -------------
                                                                              3,950,821

PHARMACEUTICALS - 1.10%
Celgene Corp. * (a)                                             24,500        1,426,635

POLLUTION CONTROL - 1.50%
Republic Services, Inc.                                         65,100        1,937,376

PUBLISHING - 0.92%
Meredith Corp.                                                  23,200        1,192,016

RAILROADS & EQUIPMENT - 0.90%
Norfolk Southern Corp.                                          39,100        1,162,834

RETAIL TRADE - 5.51%
Chico's FAS, Inc. *                                             78,600        2,688,120
Michael's Stores, Inc.                                          21,800        1,290,778
PETsMART, Inc.                                                  65,300        1,853,867
Urban Outfitters, Inc.                                          37,400        1,286,560
                                                                          -------------
                                                                              7,119,325

SANITARY SERVICES - 2.98%
Aqua America, Inc.                                             109,375        2,418,281
Ecolab, Inc.                                                    45,700        1,436,808
                                                                          -------------
                                                                              3,855,089

SEMICONDUCTORS - 2.47%
Marvell Technology Group, Ltd.                                  59,000        1,541,670
Microchip Technology, Inc.                                      61,500        1,650,660
                                                                          -------------
                                                                              3,192,330

SOFTWARE - 0.75%
Autodesk, Inc.                                                  20,000          972,600

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.06%
Comverse Technology, Inc. *                                     72,700        1,368,941

TRUCKING & FREIGHT - 1.46%
J.B. Hunt Transport Services, Inc.                              50,900        1,890,426
                                                           -----------    -------------
TOTAL COMMON STOCKS (Cost $110,976,895)                                   $ 126,380,409
                                                                          -------------

SHORT TERM INVESTMENTS - 13.89%
State Street Navigator Securities
    Lending Prime Portfolio (c)                            $15,541,985    $  15,541,985
UBS Finance Delaware, Inc.
    1.88% due 10/01/2004                                   $ 2,400,000    $   2,400,000
                                                           -----------    -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $17,941,985)                                                       $  17,941,985
                                                                          -------------

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street                     $    17,000    $      17,000
    Corp. dated 09/30/2004 at 1.55% to
    be repurchased at $17,001 on
    10/01/2004, collateralized by
    $15,000 U.S. Treasury Bonds, 8.75%
    due 08/15/2020 (valued at $21,994,
    including interest).

                                                                          -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $17,000)                                                           $      17,000
                                                                          -------------

TOTAL INVESTMENTS (QUANTITATIVE MID CAP TRUST)
    (COST $128,935,880) - 111.72%                                         $ 144,339,394
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.72)%                            (15,144,341)
                                                                          -------------
TOTAL NET ASSETS - 100.00%                                                $ 129,195,053
                                                                          =============

MID CAP CORE TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT      VALUE
                                                                 ---------     -----
COMMON STOCKS - 86.09%

APPAREL & TEXTILES - 3.94%
Mohawk Industries, Inc. *                                          16,450    $1,305,966
VF Corp.                                                           24,100     1,191,745
                                                                             ----------
                                                                              2,497,711

AUTO PARTS - 1.13%
Genuine Parts Company                                              18,600       713,868

BANKING - 8.47%
AmSouth BanCorp.                                                   18,100       441,640
City National Corp.                                                 7,700       500,115
Comerica, Inc.                                                      8,250       489,637
Compass Bancshares, Inc.                                           11,050       484,211
Hibernia Corp., Class A                                            19,900       525,559
Hudson United Bancorp                                              11,800       434,830
Marshall & Ilsley Corp.                                            12,500       503,750
New York Community Bancorp, Inc.                                   29,500       605,930
TCF Financial Corp. (a)                                            30,400       920,816
Webster Financial Corp.                                             9,400       464,266
                                                                              ---------
                                                                              5,370,754
BROADCASTING - 0.64%
Belo Corp., Class A                                                18,100       407,974

BUSINESS SERVICES - 8.50%
Ceridian Corp. *                                                   73,250     1,348,533
Certegy, Inc.                                                      22,200       826,062
Fair Isaac Corp.                                                   18,100       528,520

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT       VALUE
                                                     ---------     -----
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Pitney Bowes, Inc.                                     14,500    $  639,450
Rentokil Initial PLC *                                253,300       689,887
Reynolds & Reynolds Company, Class A                   25,800       636,486
Valassis Communications, Inc. *                        24,200       715,836
                                                                 ----------
                                                                  5,384,774

CHEMICALS - 4.24%
Engelhard Corp.                                        14,900       422,415
Sigma-Aldrich Corp.                                    10,400       603,200
The Scotts Company, Class A *                          13,100       840,365
Valspar Corp. (a)                                      17,600       821,568
                                                                 ----------
                                                                  2,687,548

COMPUTERS & BUSINESS EQUIPMENT - 3.18%
Diebold, Inc.                                          16,800       784,560
Intergraph Corp. * (a)                                 12,700       345,059
Xerox Corp. *                                          62,800       884,224
                                                                 ----------
                                                                  2,013,843

CONTAINERS & GLASS - 2.41%
Ball Corp.                                             17,500       655,025
Pactiv Corp. *                                         37,500       871,875
                                                                 ----------
                                                                  1,526,900

COSMETICS & TOILETRIES - 2.42%
International Flavors & Fragrances, Inc.               40,200     1,535,640

CRUDE PETROLEUM & NATURAL GAS - 3.35%
Amerada Hess Corp.                                      6,025       536,225
Devon Energy Corp.                                      7,100       504,171
Pioneer Natural Resources Company (a)                  14,700       506,856
XTO Energy, Inc.                                       17,812       578,534
                                                                 ----------
                                                                  2,125,786

DOMESTIC OIL - 0.89%
Murphy Oil Corp.                                        6,500       564,005

ELECTRICAL UTILITIES - 2.93%
FPL Group, Inc.                                        10,150       693,448
Wisconsin Energy Corp.                                 36,500     1,164,350
                                                                 ----------
                                                                  1,857,798

ELECTRONICS - 3.41%
Agilent Technologies, Inc. *                           31,350       676,219
Amphenol Corp., Class A                                18,500       633,810
L-3 Communications Holdings, Inc. (a)                  12,700       850,900
                                                                 ----------
                                                                  2,160,929

FINANCIAL SERVICES - 0.52%
Moneygram International, Inc.                          19,400       331,352

FOOD & BEVERAGES - 2.98%
Campbell Soup Company                                  42,400     1,114,696
Tate & Lyle PLC *                                     110,350       770,843
                                                                 ----------
                                                                  1,885,539

GAS & PIPELINE UTILITIES - 1.39%
Williams Companies, Inc.                               72,900       882,090

HEALTHCARE SERVICES - 2.48%
IMS Health, Inc.                                       42,000     1,004,640
Medco Health Solutions, Inc. *                         18,300       565,470
                                                                 ----------
                                                                  1,570,110

HOTELS & RESTAURANTS - 0.63%
Outback Steakhouse, Inc.                                9,600       398,688

HOUSEHOLD PRODUCTS - 0.59%
Newell Rubbermaid, Inc.                                18,600       372,744

INDUSTRIAL MACHINERY - 3.15%
Cooper Cameron Corp. *                                 12,400       680,016
Dover Corp.                                            21,800       847,366
ITT Industries, Inc.                                    5,900       471,941
                                                                 ----------
                                                                  1,999,323

INSURANCE - 2.23%
ACE, Ltd.                                              16,700       669,002
Principal Financial Group, Inc.                        20,600       740,982
                                                                 ----------
                                                                  1,409,984

INTERNATIONAL OIL - 1.53%
Noble Corp. *                                          21,600       970,920

LIFE SCIENCES - 0.99%
Waters Corp. *                                         14,175       625,118

LIQUOR - 1.26%
Heineken NV *                                          26,531       798,584

MANUFACTURING - 3.28%
Mettler-Toledo International, Inc. *                   17,500       826,350
Roper Industries, Inc.                                 13,200       758,472
SPX Corp. (a)                                          14,000       495,600
                                                                 ----------
                                                                  2,080,422

NEWSPAPERS - 0.83%
Knight-Ridder, Inc.                                     3,600       235,620
Lee Enterprises, Inc. (a)                               6,200       287,308
                                                                 ----------
                                                                    522,928

OFFICE FURNISHINGS & SUPPLIES - 0.53%
Herman Miller, Inc. (a)                                13,600       335,240

PAPER - 1.23%
Georgia-Pacific Corp.                                  21,700       780,115

PHARMACEUTICALS - 1.29%
AmerisourceBergen Corp.                                15,270       820,152

POLLUTION CONTROL - 2.11%
Republic Services, Inc.                                45,000     1,339,200

PUBLISHING - 1.06%
The New York Times Company, Class A                    17,150       670,565

RETAIL GROCERY - 2.32%
Safeway, Inc. *                                        21,200       409,372
The Kroger Company *                                   68,200     1,058,463
                                                                 ----------
                                                                  1,467,835

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT         VALUE
                                                           ---------        -----
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 0.74%
Family Dollar Stores, Inc.                                     17,200    $    466,120

SEMICONDUCTORS - 3.43%
ASML Holding NV * (a)                                               0               0
Emulex Corp. * (a)                                             20,700         238,464
Microchip Technology, Inc.                                     23,400         628,056
National Semiconductor Corp.                                   44,500         689,305
Xilinx, Inc.                                                   22,800         615,600
                                                                         ------------
                                                                            2,171,425

SOFTWARE - 3.50%
Computer Associates International, Inc.                        56,800       1,493,840
Intuit, Inc. *                                                 16,000         726,400
                                                                         ------------
                                                                            2,220,240

TELEPHONE - 1.10%
CenturyTel, Inc.                                               20,400         698,496

TOYS, AMUSEMENTS & SPORTING GOODS - 1.41%
Mattel, Inc.                                                   49,350         894,715
                                                           ----------    ------------
TOTAL COMMON STOCKS (Cost $51,074,056)                                   $ 54,559,435
                                                                         ------------

SHORT TERM INVESTMENTS - 4.44%
State Street Navigator Securities
    Lending Prime Portfolio (c)                            $2,815,677    $  2,815,677
                                                           ----------    ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $2,815,677)                                                       $  2,815,677
                                                                         ------------

REPURCHASE AGREEMENTS - 12.45%
Repurchase Agreement with State Street                     $7,891,000    $  7,891,000
    Corp. dated 09/30/2004 at 1.75% to
    be repurchased at $7,891,384 on
    10/01/2004, collateralized by
    $8,040,000 Federal National Mortgage
    Association, 1.875% due 02/15/2005
    (valued at $8,051,304, including
    interest).
TOTAL REPURCHASE AGREEMENTS
 (Cost $7,891,000)                                                       $  7,891,000
                                                                         ------------
TOTAL INVESTMENTS (MID CAP CORE TRUST)
    (COST $61,780,733) - 102.98%                                         $ 65,266,112
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.98)%                            (1,888,561)
                                                                         ------------
TOTAL NET ASSETS - 100.00%                                               $ 63,377,551
                                                                         ============

GLOBAL TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT        VALUE
                                                             ---------       -----
COMMON STOCKS - 94.55%

AUSTRALIA - 2.23%
APN News & Media * (a)                                         614,873    $ 2,021,761
Brambles Industries, Ltd. * (a)                                120,700        618,912
Lend Lease Corp. *                                              38,782        320,763
National Australia Bank, Ltd. *                                 82,718      1,616,331
Qantas Airways, Ltd., ADR *                                  1,343,806      3,357,717
                                                                          -----------
                                                                            7,935,484

BERMUDA - 2.99%
Accenture, Ltd., Class A *                                      77,649      2,100,405
ACE, Ltd.                                                      129,665      5,194,380
Willis Group Holdings, Ltd. (a)                                 89,800      3,358,520
                                                                          -----------
                                                                           10,653,305

BRAZIL - 0.26%
Companhia Vale Do Rio Doce, ADR                                 41,730        937,673

CANADA - 2.28%
Abitibi Consolidated, Inc. * (a)                               489,639      3,076,570
Canadian Natural Resources, Ltd. * (a)                         126,540      5,050,599
                                                                          -----------
                                                                            8,127,169

CAYMAN ISLANDS - 1.25%
XL Capital, Ltd., Class A                                       60,150      4,450,498

CHINA - 0.00%
China Telecom Corp., Ltd. *                                     48,000         15,542

FINLAND - 1.86%
Sampo Oyj, A Shares *                                          164,300      1,815,774
Stora Enso Oyj-R Shares *                                      270,000      3,647,765
UPM-Kymmene Oyj *                                               61,330      1,167,480
                                                                          -----------
                                                                            6,631,019

FRANCE - 5.63%
Sanofi-Synthelabo SA * (a)                                      96,233      6,978,645
Suez SA * (a)                                                  186,500      3,997,181
Total SA * (a)                                                  33,679      6,858,628
Valeo SA * (a)                                                  60,520      2,215,443
                                                                          -----------
                                                                           20,049,897

GERMANY - 3.00%
BASF AG * (a)                                                   35,860      2,112,909
Bayer AG * (a)                                                  67,680      1,850,597
Deutsche Post AG *                                             113,430      2,201,512
E.ON AG * (a)                                                   51,180      3,775,035
Muenchener Rueckversicherungs-
    Gesellschaft AG *                                            7,850        756,034
                                                                          -----------
                                                                           10,696,087

HONG KONG - 5.47%
Cheung Kong Holdings, Ltd. *                                 1,066,000      9,158,898
China Mobile (Hong Kong), Ltd. *                               416,500      1,263,157
CNOOC, Ltd. *                                                1,889,500        987,383
Hutchison Telecom International *                                7,133              0
Hutchison Whampoa, Ltd. *                                      535,000      4,184,994
Shangri-La Asia, Ltd. * (a)                                  1,336,000      1,430,554
Sun Hung Kai Properties, Ltd. *                                110,000      1,036,791

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                      ----------      -----
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Swire Pacific, Ltd., Class A *                           203,500    $ 1,415,713
                                                                    -----------
                                                                     19,477,490

ISRAEL - 0.82%
Check Point Software Technologies, Ltd. *                172,400      2,925,628

ITALY - 1.15%
Eni SpA *                                                183,000      4,099,415

JAPAN - 8.77%
Canon, Inc. *                                             54,000      2,538,409
Hitachi, Ltd. * (a)                                      418,000      2,526,321
Nintendo Company, Ltd. * (a)                              34,200      4,183,638
Nippon Telegraph & Telephone Corp., ADR (a)              118,593      2,369,488
Nippon Telegraph & Telephone Corp. * (a)                   1,400      5,577,386
Nomura Securities Company, Ltd. * (a)                    321,000      4,121,920
Ono Pharmaceutical Company, Ltd. *                        32,500      1,442,216
Sompo Japan Insurance * (a)                              435,000      3,687,009
Sony Corp. * (a)                                          87,600      2,989,029
Takeda Chemical Industries, Ltd. * (a)                    39,100      1,774,128
                                                                    -----------
                                                                     31,209,544

MEXICO - 1.16%
Cemex SA, ADR (a)                                         49,200      1,384,488
Grupo Financiero Bancomer, SA de CV *                  2,588,104      2,727,670
                                                                    -----------
                                                                      4,112,158

NETHERLANDS - 4.54%
Akzo Nobel NV * (a)                                       89,320      3,153,260
Koninklijke (Royal) Philips Electronics NV *             122,680      2,809,111
Reed Elsevier NV *                                       186,182      2,397,456
Royal Dutch Petroleum Company *                          151,600      7,806,699
                                                                    -----------
                                                                     16,166,526

PHILIPPINES - 0.95%
Ayala Corp. *                                         16,696,320      1,929,352
Ayala Land, Inc. *                                    12,625,300      1,458,924
                                                                    -----------
                                                                      3,388,276

PORTUGAL - 0.47%
Portugal Telecom, SGPS, SA *                             151,499      1,668,659

SINGAPORE - 0.87%
DBS Group Holdings, Ltd. *                               324,000      3,077,928

SOUTH KOREA - 7.56%
Hana Bank *                                              132,400      3,150,465
Kookmin Bank ADR (a)                                     151,415      4,821,053
KT Corp. *                                               111,600      3,610,161
Posco, Ltd. *                                             14,440      2,150,638
Samsung Electronics Company *                             13,530      5,381,450
Shinhan Financial Group Company, Ltd. *                  116,650      2,015,923
SK Telecom Company, Ltd., ADR (a)                        297,762      5,791,471
                                                                    -----------
                                                                     26,921,161

SPAIN - 1.80%
Iberdrola SA *                                           125,532      2,603,186
Repsol-YPF SA * (a)                                      172,600      3,789,285
                                                                    -----------
                                                                      6,392,471

SWEDEN - 0.36%
Securitas AB-B Shares * (a)                               96,400      1,283,217

SWITZERLAND - 4.38%
Nestle SA *                                               24,961      5,723,669
Novartis AG *                                             76,710      3,579,492
Swiss Reinsurance Company *                               93,640      5,394,295
UBS AG-USD *                                              12,460        878,119
                                                                    -----------
                                                                     15,575,575

TAIWAN - 1.51%
Cathay Financial Holdings Company, Ltd. *              1,205,000      2,269,571
Chunghwa Telecom Company Ltd., ADR (a)                    88,300      1,554,963
Compal Electronics, Inc. *                               588,312        583,464
Taiwan Semiconductor
    Manufacturing Company, Ltd. *                        770,085        981,303
                                                                    -----------
                                                                      5,389,301

UNITED KINGDOM - 16.56%
Amvescap PLC *                                           613,339      3,316,003
BHP Billiton PLC *                                       209,894      2,208,799
BP PLC *                                                 842,809      8,045,592
Bristish Aerospace Systems PLC *                         443,184      1,802,562
British Land Company PLC *                               129,396      1,742,209
British Sky Broadcasting Group PLC *                     332,200      2,881,165
Centrica PLC *                                           217,200        986,597
GKN PLC *                                                695,052      2,701,201
GlaxoSmithKline PLC *                                    265,506      5,722,588
HSBC Holdings PLC *                                       77,271      1,226,373
National Grid Transco PLC *                              185,800      1,567,729
Pearson PLC *                                            355,622      3,803,492
Rentokil Initial PLC *                                   542,100      1,476,462
Rolls-Royce Group PLC *                                  604,670      2,771,241
Royal Bank of Scotland Group PLC *                        84,172      2,431,123
Shell Transport & Trading Company PLC *                  188,824      1,385,653
Smiths Group PLC *                                       281,300      3,777,287
Unilever PLC *                                           412,814      3,359,944
Vodafone Group PLC *                                   2,556,791      6,119,238
Yell Group PLC *                                         257,000      1,639,452
                                                                    -----------
                                                                     58,964,710

UNITED STATES - 18.68%
Abbott Laboratories                                       27,100      1,147,956
American International Group, Inc.                        27,570      1,874,484
AmerisourceBergen Corp.                                  106,624      5,726,775
BMC Software, Inc. *                                     184,363      2,914,779
Boeing Company                                            45,040      2,324,965
Bristol-Myers Squibb Company                             101,990      2,414,103
Cadence Design Systems, Inc. *                           342,156      4,461,714
CIGNA Corp.                                               65,241      4,542,731

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                       ---------        -----
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Dow Chemical Company                                      100,159    $   4,525,184
H & R Block, Inc.                                          52,207        2,580,070
Hubbell, Inc., Class B                                     16,400          735,212
King Pharmaceuticals, Inc. *                              140,700        1,679,958
Maxtor Corp. *                                            380,150        1,976,780
Merrill Lynch & Company, Inc.                              99,583        4,951,267
Noble Corp. *                                              50,300        2,260,985
Pactiv Corp. *                                             58,591        1,362,241
Pfizer, Inc.                                               26,152          800,251
R.R. Donnelley & Sons Company                              95,900        3,003,588
Raytheon Company                                           83,100        3,156,138
TECO Energy, Inc. (a)                                     165,600        2,240,568
Tenet Healthcare Corp. * (a)                              511,804        5,522,365
The DIRECTV Group, Inc. *                                 243,000        4,274,370
Toys R Us, Inc. *                                          58,148        1,031,545
Western Digital Corp. * (a)                               113,200          995,028
                                                                     -------------
                                                                        66,503,057
                                                                     -------------
TOTAL COMMON STOCKS (Cost $325,792,040)                              $ 336,651,790
                                                                     -------------

PREFERRED STOCKS - 0.88%

GERMANY - 0.88%
Volkswagen AG - Non Voting Preferred *                    114,890        3,125,783
                                                      -----------    -------------
TOTAL PREFERRED STOCKS (Cost $3,949,867)                             $   3,125,783
                                                                     -------------

SHORT TERM INVESTMENTS - 21.69%

State Street Navigator Securities
    Lending Prime Portfolio (c)                       $77,232,858    $  77,232,858
                                                      -----------    -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $77,232,858)                                                  $  77,232,858
                                                                     -------------
REPURCHASE AGREEMENTS - 3.71%
Repurchase Agreement with State Street                $13,193,000    $  13,193,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $13,193,238 on
    10/01/2004, collateralized by
    $9,050,000 U.S. Treasury Bonds,
    8.75% due 05/15/2020 (valued at
    $13,461,875, including interest)

                                                                     -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $13,193,000)                                                  $  13,193,000
                                                                     -------------
TOTAL INVESTMENTS (GLOBAL TRUST)
    (COST $420,167,765) - 120.83%                                    $ 430,203,431

LIABILITIES IN EXCESS OF OTHER ASSETS - (20.83)%                       (74,157,015)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 356,046,416
                                                                     =============

The Trust had the following top five industry concentrations as of September 30, 2004 (as a percentage of total net assets):

Insurance                                    8.85%
Pharmaceuticals                              7.78%
Financial Services                           5.82%
Banking                                      4.80%
Real Estate                                  4.70%

STRATEGIC GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT        VALUE
                                                     ---------      -----
COMMON STOCKS - 96.98%

ADVERTISING - 0.75%
Getty Images, Inc. *                                   17,200    $   951,160
Monster Worldwide, Inc. *                              61,650      1,519,056
                                                                 -----------
                                                                   2,470,216

AIR TRAVEL - 0.18%
Southwest Airlines Company                             43,960        598,735

APPAREL & TEXTILES - 0.97%
Reebok International, Ltd.                             86,900      3,190,968

BANKING - 0.40%
Northern Trust Corp.                                   32,530      1,327,224

BIOTECHNOLOGY - 4.93%
Amgen, Inc. *                                          76,430      4,332,053
Genentech, Inc.                                        65,500      3,433,510
Genzyme Corp. *                                       115,130      6,264,223
MedImmune, Inc. *                                      95,400      2,260,980
                                                                 -----------
                                                                  16,290,766

BROADCASTING - 4.09%
Clear Channel Communications, Inc.                     70,020      2,182,523
Cox Radio, Inc., Class A *                             39,960        596,203
Entercom Communications Corp. *                        19,670        642,422
Fox Entertainment Group, Inc., Class A *               36,700      1,018,058
Univision Communications, Inc., Class A *              64,250      2,030,943
Viacom, Inc., Class B                                 163,400      5,483,704
Westwood One, Inc. *                                   78,670      1,555,306
                                                                 -----------
                                                                  13,509,159

BUSINESS SERVICES - 2.99%
Accenture, Ltd., Class A *                            127,000      3,435,350
Electronic Arts, Inc.                                  34,900      1,605,051
VERITAS Software Corp. *                              271,880      4,839,464
                                                                 -----------
                                                                   9,879,865

CABLE AND TELEVISION - 2.45%
Comcast Corp.-Special Class A *                       205,880      5,748,170
EchoStar Communications Corp., Class A *               21,310        663,167
Time Warner, Inc. *                                   104,390      1,684,854
                                                                 -----------
                                                                   8,096,191

CELLULAR COMMUNICATIONS - 1.48%
America Movil S.A. de C.V., Series L, ADR              71,400      2,786,742
Vodafone Group PLC - ADR (a)                           87,060      2,099,017
                                                                 -----------
                                                                   4,885,759

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT        VALUE
                                                     ---------      -----
COMMON STOCKS (CONTINUED)

COLLEGES & UNIVERSITIES - 0.11%
Career Education Corp. *                               13,400    $   380,962

COMPUTERS & BUSINESS EQUIPMENT - 5.48%
Dell, Inc. *                                          193,470      6,887,532
EMC Corp. *                                           242,000      2,792,680
Foundry Networks, Inc. *                               92,760        880,292
International Business Machines Corp.                  58,890      5,049,229
Network Appliance, Inc. *                             107,700      2,477,100
                                                                 -----------
                                                                  18,086,833

COSMETICS & TOILETRIES - 1.56%
Avon Products, Inc.                                    86,480      3,777,446
The Procter & Gamble Company                           25,400      1,374,648
                                                                 -----------
                                                                   5,152,094

ELECTRICAL EQUIPMENT - 2.76%
Cooper Industries, Ltd., Class A                       37,430      2,208,370
Emerson Electric Company                               41,440      2,564,722
General Electric Company                              128,920      4,329,133
                                                                 -----------
                                                                   9,102,225

ELECTRONICS - 0.27%
Amphenol Corp., Class A                                26,220        898,297

FINANCIAL SERVICES - 4.31%
Citigroup, Inc.                                       130,550      5,759,866
Fiserv, Inc. *                                         84,900      2,959,614
MBNA Corp.                                             74,570      1,879,164
Mellon Financial Corp.                                 49,670      1,375,362
Merrill Lynch & Company, Inc.                          25,340      1,259,905
The Goldman Sachs Group, Inc.                          10,840      1,010,722
                                                                 -----------
                                                                  14,244,633

FOOD & BEVERAGES - 1.72%
PepsiCo, Inc.                                         117,020      5,693,023

HEALTHCARE PRODUCTS - 6.06%
Johnson & Johnson                                     229,750     12,941,818
Medtronic, Inc.                                       136,180      7,067,742
                                                                 -----------
                                                                  20,009,560

HEALTHCARE SERVICES - 0.76%
HCA, Inc.                                              65,400      2,495,010

HOTELS & RESTAURANTS - 0.27%
The Cheesecake Factory, Inc. * (a)                     20,800        902,720

INDUSTRIAL MACHINERY - 0.39%
Parker-Hannifin Corp.                                  21,990      1,294,331

INSURANCE - 2.39%
American International Group, Inc.                     95,290      6,478,767
Hartford Financial Services Group, Inc.                22,840      1,414,481
                                                                 -----------
                                                                   7,893,248

INTERNET CONTENT - 1.63%
Yahoo!, Inc.                                          159,100      5,395,081

INTERNET RETAIL - 1.70%
eBay, Inc. *                                           32,900      3,024,826
IAC/InterActiveCorp * (a)                             118,290      2,604,746
                                                                 -----------
                                                                   5,629,572

INTERNET SOFTWARE - 4.97%
Akamai Technologies, Inc. * (a)                       107,110      1,504,896
Cisco Systems, Inc. *                                 590,650     10,690,765
Symantec Corp.                                         77,000      4,225,760
                                                                 -----------
                                                                  16,421,421

LEISURE TIME - 2.77%
Carnival Corp.                                        111,200      5,258,648
Royal Caribbean Cruises, Ltd. (a)                      53,100      2,315,160
The Walt Disney Company                                69,700      1,571,735
                                                                 -----------
                                                                   9,145,543

LIFE SCIENCES - 0.72%
Waters Corp. *                                         53,600      2,363,760

MANUFACTURING - 2.12%
Eaton Corp.                                            11,580        734,288
Illinois Tool Works, Inc.                              14,840      1,382,643
Tyco International, Ltd.                              158,910      4,872,180
                                                                 -----------
                                                                   6,989,111

PHARMACEUTICALS - 9.51%
Abbott Laboratories                                   139,920      5,927,011
Elan Corp. PLC, ADR * (a)                              50,600      1,184,040
Eli Lilly & Company                                    50,700      3,044,535
Gilead Sciences, Inc. *                               143,100      5,349,078
Pfizer, Inc.                                          278,584      8,524,671
Wyeth                                                 196,910      7,364,434
                                                                 -----------
                                                                  31,393,769

RETAIL TRADE - 6.99%
Best Buy Company, Inc.                                 49,000      2,657,760
CVS Corp.                                              83,020      3,497,633
Hot Topic, Inc. * (a)                                  40,590        691,654
Kohl's Corp. *                                        125,340      6,040,135
Pacific Sunwear of California, Inc. *                   4,250         89,462
Staples, Inc.                                          48,000      1,431,360
Target Corp.                                          121,830      5,512,807
Wal-Mart Stores, Inc.                                  59,260      3,152,632
                                                                 -----------
                                                                  23,073,443

SEMICONDUCTORS - 6.19%
Analog Devices, Inc.                                  106,180      4,117,660
Applied Materials, Inc. *                             106,900      1,762,781
KLA-Tencor Corp. *                                     29,700      1,231,956
Linear Technology Corp.                                33,970      1,231,073
Marvell Technology Group, Ltd.                         69,620      1,819,171
Maxim Integrated Products, Inc.                        29,820      1,261,088
Novellus Systems, Inc. *                               60,830      1,617,470
PMC-Sierra, Inc. *                                    230,300      2,028,943
Texas Instruments, Inc.                               105,280      2,240,358

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC GROWTH TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT         VALUE
                                                            ---------        -----
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Xilinx, Inc.                                                   116,510    $   3,145,770
                                                                          -------------
                                                                             20,456,270

SOFTWARE - 8.76%
Ascential Software Corp. *                                      49,700          669,459
Computer Associates International, Inc.                         80,800        2,125,040
Mercury Interactive Corp. *                                    125,490        4,377,091
Microsoft Corp.                                                455,520       12,595,128
Oracle Corp. *                                                 266,340        3,004,315
Red Hat, Inc. * (a)                                            165,400        2,024,496
SAP AG, ADR                                                    105,800        4,120,910
                                                                          -------------
                                                                             28,916,439

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.43%
ADTRAN, Inc.                                                    62,720        1,422,490
Amdocs, Ltd. *                                                  90,570        1,977,143
Andrew Corp. * (a)                                             115,310        1,411,394
Comverse Technology, Inc. *                                     46,500          875,595
Lucent Technologies, Inc. * (a)                                161,000          510,370
Nokia Oyj-Sponsored ADR                                         63,460          870,671
Telefonaktiebolaget LM Ericsson, ADR * (a)                     136,400        4,261,136
                                                                          -------------
                                                                             11,328,799

TRAVEL SERVICES - 1.80%
American Express Company                                       115,380        5,937,455

TRUCKING & FREIGHT - 2.07%
Fedex Corp.                                                     41,820        3,583,556
United Parcel Service, Inc., Class B                            43,020        3,266,078
                                                                          -------------
                                                                              6,849,634
                                                                          -------------
TOTAL COMMON STOCKS (Cost $318,997,094)                                   $ 320,302,116
                                                                          -------------

PREFERRED STOCKS - 0.99%

BROADCASTING - 0.99%
The News Corp., Ltd., ADR                                      104,100        3,261,453
                                                           -----------    -------------
TOTAL PREFERRED STOCKS (Cost $3,601,762)                                  $   3,261,453
                                                                          -------------
SHORT TERM INVESTMENTS - 9.83%

Federal Home Loan Bank Consolidated
    Discount Notes
    1.65% due 10/01/2004                                   $19,057,000    $  19,057,000
State Street Navigator Securities Lending
    Prime Portfolio (c)                                     13,399,806       13,399,806
                                                           -----------    -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $32,456,806)                                                       $  32,456,806
                                                                          -------------
TOTAL INVESTMENTS (STRATEGIC GROWTH TRUST)
    (COST $355,055,662) - 107.80%                                         $ 356,020,375
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.80)%                             (25,753,506)
                                                                          -------------
TOTAL NET ASSETS - 100.00%                                                $ 330,266,869
                                                                          =============

CAPITAL APPRECIATION TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ---------      -----
COMMON STOCKS - 97.15%

BANKING - 1.48%
Bank of America Corp.                                       73,600    $ 3,189,088

BIOTECHNOLOGY - 3.79%
Amgen, Inc. *                                               58,400      3,310,112
Genentech, Inc.                                             70,500      3,695,610
MedImmune, Inc. *                                           49,600      1,175,520
                                                                      -----------
                                                                        8,181,242

BROADCASTING - 1.50%
Univision Communications, Inc., Class A *                  102,900      3,252,669

BUSINESS SERVICES - 2.06%
Electronic Arts, Inc.                                       97,000      4,461,030

CABLE AND TELEVISION - 0.53%
The DIRECTV Group, Inc. *                                   65,600      1,153,904

COLLEGES & UNIVERSITIES - 0.99%
Apollo Group, Inc., Class A *                               29,100      2,135,067

COMPUTERS & BUSINESS EQUIPMENT - 6.75%
Apple Computer, Inc. *                                     106,000      4,107,500
Dell, Inc. *                                               144,300      5,137,080
International Business Machines Corp.                       29,600      2,537,904
Lexmark International, Inc. *                               17,700      1,486,977
Research In Motion, Ltd. - USD                              17,400      1,328,316
                                                                      -----------
                                                                       14,597,777

COSMETICS & TOILETRIES - 4.01%
Avon Products, Inc.                                         71,400      3,118,752
Estee Lauder Companies, Inc., Class A                       59,700      2,495,460
The Procter & Gamble Company                                56,200      3,041,544
                                                                      -----------
                                                                        8,655,756

ELECTRICAL EQUIPMENT - 3.64%
General Electric Company                                   234,400      7,871,152

ELECTRONICS - 2.36%
Agilent Technologies, Inc. *                               134,100      2,892,537
Harman International Industries, Inc.                       20,500      2,208,875
                                                                      -----------
                                                                        5,101,412

FINANCIAL SERVICES - 7.84%
Citigroup, Inc.                                              8,300        366,196
J.P. Morgan Chase & Company                                147,200      5,848,256
Lehman Brothers Holdings, Inc.                              27,900      2,224,188
Merrill Lynch & Company, Inc.                               62,100      3,087,612
State Street Corp. (c)                                      50,000      2,135,500
The Goldman Sachs Group, Inc.                               35,100      3,272,724
                                                                      -----------
                                                                       16,934,476

FOOD & BEVERAGES - 2.26%
Starbucks Corp. *                                          107,500      4,886,950

HEALTHCARE PRODUCTS - 2.41%
Alcon, Inc.                                                 26,500      2,125,300
Guidant Corp.                                               46,800      3,090,672
                                                                      -----------
                                                                        5,215,972

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   ------------    ------------
COMMON STOCKS (CONTINUED)

INSURANCE - 2.25%
American International Group, Inc.                       71,500     $ 4,861,285

INTERNET CONTENT - 3.37%
Yahoo!, Inc.                                            215,000       7,290,650

INTERNET RETAIL - 3.35%
eBay, Inc. *                                             78,700       7,235,678

INTERNET SERVICE PROVIDER - 0.89%
Google, Inc., Class A * (a)                              14,800       1,918,080

INTERNET SOFTWARE - 2.91%
Cisco Systems, Inc. *                                   245,200       4,438,120
Symantec Corp.                                           33,700       1,849,456
                                                                   ------------
                                                                      6,287,576

PETROLEUM SERVICES - 7.81%
BJ Services Company                                      69,700       3,652,977
Schlumberger, Ltd.                                       90,400       6,084,824
Smith International, Inc. *                              33,100       2,010,163
Suncor Energy, Inc.                                      61,900       1,981,419
Total SA-Sponsored ADR (a)                               30,800       3,146,836
                                                                   ------------
                                                                     16,876,219

PHARMACEUTICALS - 11.87%
Allergan, Inc.                                           39,900       2,894,745
AstraZeneca PLC, ADR                                     52,300       2,151,099
Caremark Rx, Inc. *                                     109,200       3,502,044
Eli Lilly & Company                                      49,200       2,954,460
Gilead Sciences, Inc. *                                 103,100       3,853,878
Ivax Corp. *                                             35,800         685,570
Novartis AG, ADR                                         66,200       3,089,554
Pfizer, Inc.                                             86,420       2,644,452
Roche Holdings, Ltd.-Sponsored ADR                       37,500       3,874,028
                                                                   ------------
                                                                     25,649,830

RETAIL GROCERY - 1.80%
Whole Foods Market, Inc. (a)                             45,300       3,886,287

RETAIL TRADE - 8.26%
Bed Bath & Beyond, Inc. *                                76,700       2,846,337
Chico's FAS, Inc. *                                      83,000       2,838,600
Costco Wholesale Corp.                                   39,500       1,641,620
Lowe's Companies, Inc.                                   56,400       3,065,340
Target Corp.                                             94,100       4,258,025
Tiffany & Company                                        65,900       2,025,766
Williams-Sonoma, Inc. *                                  31,000       1,164,050
                                                                   ------------
                                                                     17,839,738

SEMICONDUCTORS - 4.55%
Intel Corp.                                             106,500       2,136,390
Marvell Technology Group, Ltd.                          119,900       3,132,987
Maxim Integrated Products, Inc.                          57,200       2,418,988
Texas Instruments, Inc.                                 100,400       2,136,512
                                                                   ------------
                                                                      9,824,877

SOFTWARE - 6.64%
Mercury Interactive Corp. *                              57,300       1,998,624
Microsoft Corp.                                         277,600       7,675,640
NAVTEQ Corp. *                                           27,900         994,356
SAP AG, ADR                                              94,500       3,680,775
                                                                   ------------
                                                                     14,349,395

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.44%
QUALCOMM, Inc.                                           79,800       3,115,392

TRAVEL SERVICES - 2.39%
American Express Company                                100,400       5,166,584
                                                        -------    ------------
TOTAL COMMON STOCKS (Cost $191,216,447)                            $209,938,086
                                                                   ------------

SHORT TERM INVESTMENTS - 5.62%
American Express Credit Corp.
  1.73% due 10/01/2004                             $  3,389,000    $  3,389,000
General Electric Capital Corp.
  1.74% due 10/01/2004                                2,500,000       2,500,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                                 6,266,335       6,266,335
                                                   ------------    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $12,155,335)                                                 $ 12,155,335
                                                                   ------------

TOTAL INVESTMENTS (CAPITAL APPRECIATION TRUST)
  (COST $203,371,782) - 102.77%                                    $222,093,421

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.77)%                      (5,989,391)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $216,104,030
                                                                   ============

U.S. GLOBAL LEADERS GROWTH TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   ------------    ------------
COMMON STOCKS - 93.44%

BIOTECHNOLOGY - 2.35%
Genzyme Corp. *                                           3,100    $    168,671

BUSINESS SERVICES - 4.31%
Automatic Data Processing, Inc.                           7,500         309,900

COMPUTERS & BUSINESS EQUIPMENT - 6.09%
Dell, Inc. *                                             12,300         437,880

COSMETICS & TOILETRIES - 11.94%
Colgate-Palmolive Company                                 6,700         302,706
The Gillette Company                                      6,700         279,658
The Procter & Gamble Company                              5,100         276,012
                                                                   ------------
                                                                        858,376

FINANCIAL SERVICES - 3.03%
State Street Corp. (c)                                    5,100         217,821

FOOD & BEVERAGES - 14.87%
Anheuser-Busch Companies, Inc.                            6,500         324,675
Starbucks Corp. *                                         6,100         277,306

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GLOBAL LEADERS GROWTH TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT           VALUE
                                                          ----------       ----------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
The Coca-Cola Company                                          5,800       $  232,290
William Wrigley Jr. Company                                    3,700          234,247
                                                                           ----------
                                                                            1,068,518

HEALTHCARE PRODUCTS - 9.76%
Johnson & Johnson                                              6,000          337,980
Medtronic, Inc.                                                7,000          363,300
                                                                           ----------
                                                                              701,280

INSURANCE - 6.64%
American International Group, Inc.                             5,000          339,950
Marsh & McLennan Companies, Inc.                               3,000          137,280
                                                                           ----------
                                                                              477,230

PHARMACEUTICALS - 3.88%
Pfizer, Inc.                                                   9,100          278,460

RETAIL GROCERY - 2.33%
Sysco Corp. (a)                                                5,600          167,552

RETAIL TRADE - 17.55%
Home Depot, Inc.                                               9,000          352,800
Staples, Inc.                                                 13,800          411,516
Tiffany & Company (a)                                          7,500          230,550
Wal-Mart Stores, Inc.                                          5,000          266,000
                                                                           ----------
                                                                            1,260,866

SOFTWARE - 5.94%
Microsoft Corp.                                               15,450          427,193

TRUCKING & FREIGHT - 4.75%
United Parcel Service, Inc., Class B                           4,500          341,640
                                                          ----------       ----------
TOTAL COMMON STOCKS (Cost $6,810,163)                                      $6,715,387
                                                                           ----------

SHORT TERM INVESTMENTS - 4.72%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $  339,150       $  339,150
                                                          ----------       ----------
TOTAL SHORT TERM INVESTMENTS
Cost $339,150)                                                             $  339,150
                                                                           ----------

REPURCHASE AGREEMENTS - 6.37%
Repurchase Agreement with State Street                    $  458,000       $  458,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $458,008 on
    10/01/2004, collateralized by
    $380,000 U.S. Treasury Bonds, 6.625%
    due 02/15/2027 (valued at $472,209,
    including interest).
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $458,000)                                                            $  458,000
                                                                           ----------
TOTAL INVESTMENTS (U.S. GLOBAL LEADERS GROWTH TRUST)
  (COST $7,607,313) - 104.53%                                              $7,512,537

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.53)%                              (325,712)
                                                                           ----------
TOTAL NET ASSETS - 100.00%                                                 $7,186,825
                                                                           ==========

QUANTITATIVE ALL CAP TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT           VALUE
                                                          ----------       ----------
COMMON STOCKS - 99.85%

AEROSPACE - 1.72%
Orbital Sciences Corp., Class A * (a)                         94,700       $1,081,474
United Technologies Corp.                                     45,900        4,286,142
                                                                           ----------
                                                                            5,367,616
AIR FREIGHT - 0.28%
ExpressJet Holdings, Inc. * (a)                               88,200          882,882

APPAREL & TEXTILES - 2.22%
Coach, Inc.                                                   23,300          988,386
Phillips Van Heusen Corp.                                     52,000        1,158,560
Quiksilver, Inc. *                                           188,200        4,784,044
                                                                           ----------
                                                                            6,930,990

AUTOMOBILES - 1.67%
General Motors Corp. (a)                                     123,000        5,225,040

BANKING - 5.66%
Banco Santander Central Hispano
  SA-Sponsored ADR * (a)                                     121,700        1,190,226
Bank of America Corp.                                        159,000        6,889,470
Flagstar Bancorp, Inc. (a)                                   173,000        3,681,440
Golden West Financial Corp.                                    8,600          954,170
Irwin Financial Corp.                                         12,900          333,078
Oriental Financial Group, Inc. (a)                            36,600          990,396
Unibanco - Uniao De Bancos Brasileiros SA,
  GDR                                                         39,500          957,085
US Bancorp                                                    93,100        2,690,590
                                                                           ----------
                                                                           17,686,455

BROADCASTING - 0.41%
Viacom, Inc., Class B                                         37,800        1,268,568

BUSINESS SERVICES - 3.15%
Accenture, Ltd., Class A *                                    33,000          892,650
Cendant Corp.                                                233,000        5,032,800
DigitalNet Holdings, Inc. *                                   40,900        1,235,793
Gevity HR, Inc.                                               92,200        1,418,036
John H. Harland Company                                       40,000        1,254,000
                                                                           ----------
                                                                            9,833,279

CELLULAR COMMUNICATIONS - 1.19%
Nextel Communications, Inc., Class A *                        82,400        1,964,416
Western Wireless Corp., Class A *                             67,800        1,743,138
                                                                           ----------
                                                                            3,707,554

COMPUTERS & BUSINESS EQUIPMENT - 4.34%
Brocade Communications Systems, Inc. * (a)                   506,900        2,863,985
Cognizant Technology Solutions Corp., Class A                110,000        3,356,100
Dell, Inc. *                                                 135,800        4,834,480
Network Appliance, Inc. *                                    108,900        2,504,700
                                                                           ----------
                                                                           13,559,265

CONTAINERS & GLASS - 0.29%
Silgan Holdings, Inc.                                         19,700          912,110

COSMETICS & TOILETRIES - 5.04%
Alberto Culver Company, Class B                               17,900          778,292

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT         VALUE
                                            ---------      -----------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES (CONTINUED)
Avon Products, Inc.                           144,900      $ 6,329,232
Chattem, Inc. * (a)                            39,600        1,277,100
Estee Lauder Companies, Inc., Class A          24,400        1,019,920
The Procter & Gamble Company                  117,200        6,342,864
                                                           -----------
                                                            15,747,408

CRUDE PETROLEUM & NATURAL GAS - 2.18%
Devon Energy Corp.                             36,400        2,584,764
PetroKazakhstan, Inc. - USD                   123,100        4,218,637
                                                           -----------
                                                             6,803,401

DOMESTIC OIL - 0.53%
Houston Exploration Company *                  28,000        1,661,800
KCS Energy, Inc. * (a)                              0                0
                                                           -----------
                                                             1,661,800

ELECTRICAL EQUIPMENT - 2.36%
BEI Technologies, Inc.                         55,294        1,515,056
General Electric Company                       92,100        3,092,718
Littelfuse, Inc. *                             23,900          825,267
Rayovac Corp. * (a)                            73,500        1,936,725
                                                           -----------
                                                             7,369,766

ELECTRICAL UTILITIES - 0.27%
E.ON AG                                        11,600          854,920

ELECTRONICS - 1.45%
Koninklijke Philips Electronics NV            198,400        4,545,344

ENERGY - 1.49%
Sempra Energy                                 128,500        4,650,415

FINANCIAL SERVICES - 7.85%
Citigroup, Inc.                               306,800       13,536,016
E*TRADE Financial Corp. *                     134,300        1,533,706
Lehman Brothers Holdings, Inc.                 63,700        5,078,164
Merrill Lynch & Company, Inc.                  55,400        2,754,488
Westcorp, Inc.                                 38,600        1,641,272
                                                           -----------
                                                            24,543,646

FOOD & BEVERAGES - 1.80%
PepsiCo, Inc.                                  54,200        2,636,830
Sanderson Farms, Inc. (a)                      32,000        1,070,400
Sensient Technologies Corp. (a)                88,900        1,923,796
                                                           -----------
                                                             5,631,026

GAS & PIPELINE UTILITIES - 1.68%
ONEOK, Inc.                                   201,500        5,243,030

HEALTHCARE PRODUCTS - 5.04%
IDEXX Laboratories, Inc. *                     49,900        2,531,926
Johnson & Johnson                             156,500        8,815,645
Kensey Nash Corp. * (a)                        35,100          919,269
Stryker Corp.                                  42,000        2,019,360
Varian Medical Systems, Inc.                   42,300        1,462,311
                                                           -----------
                                                            15,748,511

HEALTHCARE SERVICES - 3.62%
Covance, Inc. *                               116,400        4,652,508
Coventry Health Care, Inc.                     23,800        1,270,206
The Advisory Board Company *                   23,500          789,600
UnitedHealth Group, Inc.                       62,300        4,594,002
                                                           -----------
                                                            11,306,316

HOMEBUILDERS - 1.37%
Beazer Homes USA, Inc. (a)                     12,200        1,304,058
NVR, Inc. * (a)                                 2,800        1,542,800
Ryland Group, Inc.                             15,400        1,426,964
                                                           -----------
                                                             4,273,822

HOTELS & RESTAURANTS - 3.71%
Landry's Restaurants, Inc.                     93,400        2,548,886
McDonald's Corp.                              147,300        4,128,819
Ruby Tuesday, Inc.                            176,500        4,919,055
                                                           -----------
                                                            11,596,760

INDUSTRIAL MACHINERY - 3.09%
Briggs & Stratton Corp.                        22,400        1,818,880
Caterpillar, Inc.                              87,000        6,999,150
Middleby Corp. (a)                             16,200          852,930
                                                           -----------
                                                             9,670,960

INSURANCE - 6.55%
Aegon (a)                                     227,647        2,458,588
Everest Re Group, Ltd.                         73,900        5,492,987
LandAmerica Financial Group, Inc. (a)          21,700          987,350
PartnerRe, Ltd.                                77,700        4,249,413
The Allstate Corp.                             37,200        1,785,228
The PMI Group, Inc.                           135,700        5,506,706
                                                           -----------
                                                            20,480,272

INTERNATIONAL OIL - 2.81%
Anadarko Petroleum Corp.                       26,000        1,725,360
Callon Petroleum Company *                     70,900          899,012
PetroChina Company Ltd. (a)                    47,400        2,548,224
Petroleo Brasileiro SA, ADR (a)               102,500        3,613,125
                                                           -----------
                                                             8,785,721

INTERNET CONTENT - 1.31%
Jupitermedia Corp. *                           41,100          731,580
Yahoo!, Inc.                                   99,600        3,377,436
                                                           -----------
                                                             4,109,016

INTERNET SOFTWARE - 1.80%
Cisco Systems, Inc. *                         310,800        5,625,480

METAL & METAL PRODUCTS - 0.27%
Matthews International Corp., Class A           5,200          176,176
Metals USA, Inc. *                             37,800          670,572
                                                           -----------
                                                               846,748

PAPER - 0.44%
Louisiana-Pacific Corp.                        53,000        1,375,350

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    -----------    ------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES - 1.20%
Exxon Mobil Corp.                                        41,800    $  2,020,194
Valero Energy Corp.                                      21,700       1,740,557
                                                                   ------------
                                                                      3,760,751

PHARMACEUTICALS - 3.01%
Caremark Rx, Inc. *                                      38,800       1,244,316
Forest Laboratories, Inc. *                              37,100       1,668,758
Merck & Company, Inc.                                    20,400         673,200
Pfizer, Inc.                                            190,500       5,829,300
                                                                   ------------
                                                                      9,415,574

PUBLISHING - 1.21%
Gannett Company, Inc.                                    45,000       3,769,200

REAL ESTATE - 0.67%
Bluegreen Corp. * (a)                                   103,100       1,147,503
CBL & Associates Properties, Inc., REIT                  15,600         950,820
                                                                   ------------
                                                                      2,098,323

RETAIL TRADE - 7.32%
Bed Bath & Beyond, Inc. *                                81,900       3,039,309
CVS Corp.                                               132,200       5,569,586
Fossil, Inc.                                             73,200       2,264,808
Home Depot, Inc.                                         88,700       3,477,040
The Men's Wearhouse, Inc. *                              79,000       2,294,950
The Neiman Marcus Group, Inc., Class A (a)               39,300       2,259,750
Wal-Mart Stores, Inc.                                    74,700       3,974,040
                                                                   ------------
                                                                     22,879,483

SEMICONDUCTORS - 3.64%
Marvell Technology Group, Ltd.                           57,500       1,502,475
Maxim Integrated Products, Inc.                          85,300       3,607,337
Microchip Technology, Inc.                              111,600       2,995,344
Microsemi Corp. (a)                                     143,800       2,027,580
Silicon Image, Inc. *                                    99,100       1,252,624
                                                                   ------------
                                                                     11,385,360

SOFTWARE - 4.03%
Microsoft Corp.                                         379,200      10,484,880
Parametric Technology Corp. *                           166,400         878,592
SS&C Technologies, Inc.                                  63,500       1,240,155
                                                                   ------------
                                                                     12,603,627

STEEL - 0.69%
United States Steel Corp.                                57,800       2,174,436

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.13%
Aeroflex, Inc. *                                        184,500       1,950,165
PTEK Holdings, Inc. *                                   183,100       1,569,167
                                                                   ------------
                                                                      3,519,332

TELEPHONE - 0.61%
CenturyTel, Inc.                                         37,400       1,280,576
TALK America Holdings, Inc. * (a)                       118,000         617,140
                                                                   ------------
                                                                      1,897,716

TOBACCO - 0.54%
Altria Group, Inc.                                       35,600       1,674,624

TRAVEL SERVICES - 0.21%
Navigant International, Inc. * (a)                       39,500         645,035
                                                    -----------    ------------
TOTAL COMMON STOCKS (Cost $309,781,228)                            $312,066,932
                                                                   ------------

SHORT TERM INVESTMENTS - 11.22%
State Street Navigator Securities
    Lending Prime Portfolio (c)                     $34,553,958    $ 34,553,958
UBS Finance Delaware, Inc.
     1.88% due 10/01/2004                               500,000         500,000
                                                    -----------    ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $35,053,958)                                                $ 35,053,958
                                                                   ------------
REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State Street              $    61,000    $     61,000
    Corp. dated 09/30/2004 at 1.55% to
    be repurchased at $61,003 on
    10/01/2004, collateralized by
    $45,000 U.S. Treasury Bonds, 8.75%
    due 08/15/2020 (valued at $65,981,
    including interest).
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $61,000)                                                     $     61,000
                                                                   ------------

TOTAL INVESTMENTS (QUANTITATIVE ALL CAP TRUST)
    (COST $344,896,186) - 111.09%                                  $347,181,890

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.09)%                    (34,662,077)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $312,519,813
                                                                   ============

ALL CAP CORE TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------    ------------
COMMON STOCKS - 93.52%

AEROSPACE - 2.87%
Boeing Company                                           51,300    $  2,648,106
General Dynamics Corp.                                   36,600       3,736,860
Northrop Grumman Corp.                                   16,800         895,944
                                                                   ------------
                                                                      7,280,910

AGRICULTURE - 1.09%
Monsanto Company                                         76,100       2,771,562

APPAREL & TEXTILES - 1.74%
Coach, Inc.                                              63,900       2,710,638
NIKE, Inc., Class B                                      21,600       1,702,080
                                                                   ------------
                                                                      4,412,718

AUTO PARTS - 0.84%
American Axle & Manufacturing Holdings, Inc.             38,800       1,135,288
Autoliv, Inc.                                            24,500         989,800
                                                                   ------------
                                                                      2,125,088

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT           VALUE
                                            ----------      -----------
COMMON STOCKS (CONTINUED)

AUTOMOBILES - 0.33%
Ford Motor Company                              27,200      $   382,160
Monaco Coach Corp. (a)                          10,500          227,325
Tenneco Automotive, Inc. *                      17,200          225,320
                                                            -----------
                                                                834,805

BANKING - 6.29%
Bank of America Corp.                           47,900        2,075,507
Flagstar Bancorp, Inc. (a)                      12,600          268,128
Golden West Financial Corp.                     28,900        3,206,455
National City Corp.                             72,500        2,799,950
US Bancorp                                     149,900        4,332,110
Wells Fargo & Company                           55,200        3,291,576
                                                            -----------
                                                             15,973,726

BIOTECHNOLOGY - 0.27%
Charles River Laboratories
  International, Inc. * (a)                     14,900          682,420

BUSINESS SERVICES - 2.93%
Cendant Corp.                                  137,200        2,963,520
Coinstar, Inc. * (a)                             8,100          188,730
Computer Sciences Corp. *                       47,300        2,227,830
Unisys Corp. *                                 198,900        2,052,648
                                                            -----------
                                                              7,432,728

CABLE AND TELEVISION - 0.21%
Time Warner, Inc. *                             32,800          529,392

CELLULAR COMMUNICATIONS - 1.75%
Nextel Communications, Inc., Class A *          75,900        1,809,456
Nextel Partners, Inc., Class A * (a)            87,900        1,457,382
Western Wireless Corp., Class A * (a)           45,800        1,177,518
                                                            -----------
                                                              4,444,356

CHEMICALS - 0.09%
Terra Industries, Inc. * (a)                    26,000          225,160

COLLEGES & UNIVERSITIES - 0.08%
Apollo Group, Inc., Class A *                    2,927          214,754

COMPUTERS & BUSINESS EQUIPMENT - 2.32%
International Business Machines Corp.           61,000        5,230,140
Lexmark International, Inc. *                    5,600          470,456
MTS Systems Corp. (a)                            9,600          204,000
                                                            -----------
                                                              5,904,596

CONTAINERS & GLASS - 0.62%
Owens-Illinois, Inc. *                          98,600        1,577,600

COSMETICS & TOILETRIES - 1.77%
Kimberly-Clark Corp.                             3,200          206,688
The Gillette Company                           102,900        4,295,046
                                                            -----------
                                                              4,501,734

CRUDE PETROLEUM & NATURAL GAS - 5.24%
Apache Corp.                                    73,700        3,693,107
Chesapeake Energy Corp. (a)                     86,400        1,367,712
Occidental Petroleum Corp.                      71,500        3,998,995
Pioneer Natural Resources Company (a)           36,900        1,272,312
Pogo Producing Company                          62,800        2,979,860
                                                            -----------
                                                             13,311,986

DOMESTIC OIL - 0.16%
Houston Exploration Company * (a)                2,400          142,440
Magnum Hunter Resources, Inc. * (a)             23,500          271,190
                                                            -----------
                                                                413,630

DRUGS & HEALTH CARE - 0.22%
Perrigo Company                                 20,800          427,440
Resources Care, Inc. *                          10,800          127,980
                                                            -----------
                                                                555,420

ELECTRICAL EQUIPMENT - 1.75%
General Electric Company                       132,700        4,456,066

ELECTRICAL UTILITIES - 3.02%
American Electric Power Company, Inc.           89,100        2,847,636
Duke Energy Corp.                               86,100        1,970,829
Exelon Corp.                                    77,500        2,843,475
                                                            -----------
                                                              7,661,940

ELECTRONICS - 0.98%
Adobe Systems, Inc.                             44,100        2,181,627
California Micro Devices Corp. * (a)            40,200          310,746
                                                            -----------
                                                              2,492,373

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 1.64%
Federal Home Loan Mortgage Corp.                63,900        4,168,836

FINANCIAL SERVICES - 4.66%
Capital One Financial Corp.                      3,400          251,260
Citigroup, Inc.                                 47,800        2,108,936
City Holding Company (a)                         1,900           62,491
Downey Financial Corp. (a)                       5,400          296,784
J.P. Morgan Chase & Company                    144,240        5,730,655
Lehman Brothers Holdings, Inc.                  18,700        1,490,764
New Century Financial Corp. (a)                  7,700          463,694
Providian Financial Corp. *                     92,400        1,435,896
                                                            -----------
                                                             11,840,480

FOOD & BEVERAGES - 3.00%
Kellogg Company                                 16,700          712,422
PepsiCo, Inc.                                   72,300        3,517,395
Pilgrims Pride Corp. (a)                        11,200          303,296
Sara Lee Corp.                                  76,100        1,739,646
Tyson Foods, Inc., Class A                      85,000        1,361,700
                                                            -----------
                                                              7,634,459

GAS & PIPELINE UTILITIES - 0.37%
Williams Companies, Inc.                        78,100          945,010

HEALTHCARE PRODUCTS - 4.52%
Becton, Dickinson & Company                     69,200        3,577,640

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT           VALUE
                                               ----------      -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
IDEXX Laboratories, Inc. *                         19,700      $   999,578
Johnson & Johnson                                 113,000        6,365,290
Respironics, Inc. *                                10,300          550,432
                                                               -----------
                                                                11,492,940

HEALTHCARE SERVICES - 2.37%
Amedisys, Inc. * (a)                                9,000          269,550
Coventry Health Care, Inc.                         28,300        1,510,371
Lincare Holdings, Inc. *                           86,800        2,578,828
UnitedHealth Group, Inc.                           22,700        1,673,898
                                                               -----------
                                                                 6,032,647

HOMEBUILDERS - 0.00%
Toll Brothers, Inc. * (a)                             200            9,266

HOTELS & RESTAURANTS - 0.69%
CEC Entertainment, Inc.                            10,200          374,850
McDonald's Corp.                                   31,500          882,945
Yum! Brands, Inc.                                  11,900          483,854
                                                               -----------
                                                                 1,741,649

INSURANCE - 4.36%
American International Group, Inc.                  4,600          312,754
Chubb Corp.                                        11,200          787,136
Fidelity National Financial, Inc.                  14,600          556,260
MetLife, Inc.                                      88,500        3,420,525
Philadelphia Consolidated Holding Corp. *           3,600          198,432
The Allstate Corp.                                 48,200        2,313,118
W.R. Berkley Corp. (a)                             82,850        3,492,956
                                                               -----------
                                                                11,081,181

INTERNATIONAL OIL - 0.49%
ConocoPhillips                                     15,000        1,242,750

INTERNET CONTENT - 0.18%
Yahoo!, Inc.                                       13,600          461,176

INTERNET RETAIL - 0.57%
eBay, Inc. *                                       15,900        1,461,846

INTERNET SOFTWARE - 1.83%
Cisco Systems, Inc. *                             231,500        4,190,150
Symantec Corp.                                      8,500          466,480
                                                               -----------
                                                                 4,656,630

LEISURE TIME - 1.55%
Blockbuster, Inc., Class A (a)                     53,200          403,788
The Walt Disney Company                           156,800        3,535,840
                                                               -----------
                                                                 3,939,628

MANUFACTURING - 1.87%
3M Company                                         59,300        4,742,221

PAPER - 1.11%
Louisiana-Pacific Corp.                           102,600        2,662,470
Pope & Talbot, Inc.                                 9,700          170,720
                                                               -----------
                                                                 2,833,190

PETROLEUM SERVICES - 1.66%
Exxon Mobil Corp.                                  64,300        3,107,619
Valero Energy Corp.                                 5,200          417,092
Veritas DGC, Inc. * (a)                            30,200          687,956
                                                               -----------
                                                                 4,212,667

PHARMACEUTICALS - 6.08%
Andrx Corp. *                                      62,500        1,397,500
Bristol-Myers Squibb Company                      141,600        3,351,672
Endo Pharmaceutical Holdings, Inc. *               91,100        1,672,596
Gilead Sciences, Inc. *                             9,900          370,062
Merck & Company, Inc.                              33,900        1,118,700
Pfizer, Inc.                                      245,900        7,524,540
                                                               -----------
                                                                15,435,070

PUBLISHING - 1.55%
McGraw-Hill Companies, Inc.                        49,300        3,928,717

REAL ESTATE - 1.32%
Apartment Investment & Management
  Company, Class A, REIT                           16,600          577,348
Avalon Bay Communities, Inc., REIT                  9,800          590,156
Equity Office Properties Trust, REIT               29,600          806,600
Equity Residential, REIT                            8,200          254,200
Kimco Realty Corp., REIT                            5,500          282,150
Pan Pacific Retail Properties, Inc., REIT           5,500          297,550
Simon Property Group, Inc., REIT                    5,100          273,513
Vornado Realty Trust, REIT                          4,400          275,792
                                                               -----------
                                                                 3,357,309

RETAIL GROCERY - 0.28%
7 Eleven, Inc. *                                   11,300          225,774
Sysco Corp.                                        16,100          481,712
                                                               -----------
                                                                   707,486

RETAIL TRADE - 5.75%
AnnTaylor Stores Corp.                             46,200        1,081,080
Barnes & Noble, Inc. *                             50,400        1,864,800
Chico's FAS, Inc. *                                23,900          817,380
Claire's Stores, Inc.                              93,500        2,341,240
Costco Wholesale Corp.                             47,300        1,965,788
Dillard's, Inc., Class A                           45,400          896,196
Home Depot, Inc.                                   40,300        1,579,760
Payless ShoeSource, Inc. * (a)                     23,100          234,003
Rent-A-Center, Inc. *                              41,700        1,078,362
Saks, Inc.                                         40,100          483,205
The Gap, Inc.                                     120,700        2,257,090
                                                               -----------
                                                                14,598,904

SEMICONDUCTORS - 4.16%
Cree, Inc. * (a)                                   44,400        1,355,532
Intel Corp.                                       162,200        3,253,732
Maxim Integrated Products, Inc.                    44,400        1,877,676
MEMC Electronic Materials, Inc. *                  72,200          612,256
Microchip Technology, Inc.                         61,600        1,653,344

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                     ----------    ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
National Semiconductor Corp.                            117,000    $  1,812,330
                                                                   ------------
                                                                     10,564,870

SOFTWARE - 1.54%
CCC Information Services Group, Inc. * (a)                8,831         156,220
Citrix Systems, Inc. *                                   52,500         919,800
Microsoft Corp.                                         102,300       2,828,595
                                                                   ------------
                                                                      3,904,615

STEEL - 1.16%
Nucor Corp. (a)                                          30,900       2,823,333
United States Steel Corp.                                 3,100         116,622
                                                                   ------------
                                                                      2,939,955

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.98%
QUALCOMM, Inc.                                           63,600       2,482,944

TELEPHONE - 1.66%
Sprint Corp. (FON Group)                                109,700       2,208,261
Verizon Communications, Inc.                             51,100       2,012,318
                                                                   ------------
                                                                      4,220,579

TOBACCO - 0.39%
Altria Group, Inc.                                       20,900         983,136

TRUCKING & FREIGHT - 3.21%
CNF, Inc.                                                15,800         647,642
Fedex Corp.                                              45,600       3,907,464
Ryder Systems, Inc.                                      76,800       3,612,672
                                                                   ------------
                                                                      8,167,778
                                                                   ------------
TOTAL COMMON STOCKS (Cost $223,258,497)                            $237,590,903
                                                                   ------------

SHORT TERM INVESTMENTS - 6.42%
State Street Navigator Securities
    Lending Prime Portfolio (c)                     $15,099,230    $ 15,099,230
United States Treasury Bills
    zero coupon due 10/28/2004 ****                   1,195,000       1,193,693
                                                    -----------    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $16,292,966)                                                 $ 16,292,923
                                                                   ------------

REPURCHASE AGREEMENTS - 6.02%
Repurchase Agreement with State Street              $15,301,000    $ 15,301,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $15,301,276 on
    10/01/2004, collateralized by
    $11,400,000 U.S. Treasury Bonds,
    7.625% due 02/15/2025 (valued at
    $15,607,318, including interest).
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $15,301,000)                                                $ 15,301,000
                                                                   ------------

TOTAL INVESTMENTS (ALL CAP CORE TRUST)
  (COST $254,852,464) - 105.96%                                    $269,184,826

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.96)%                     (15,131,986)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $254,052,840
                                                                   ============

LARGE CAP GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -----------     -----------
COMMON STOCKS - 98.58%

AEROSPACE - 2.45%
Boeing Company                                           87,900     $ 4,537,398
Honeywell International, Inc.                           182,400       6,540,864
                                                                    -----------
                                                                     11,078,262

AGRICULTURE - 0.85%
Monsanto Company                                        105,400       3,838,668

AIR TRAVEL - 0.32%
Southwest Airlines Company                              106,400       1,449,168

APPAREL & TEXTILES - 1.42%
NIKE, Inc., Class B                                      46,600       3,672,080
Polo Ralph Lauren Corp., Class A (a)                     75,600       2,749,572
                                                                    -----------
                                                                      6,421,652

BANKING - 3.12%
Bank of America Corp.                                   109,800       4,757,634
Bank of New York Company, Inc.                           94,800       2,765,316
Wachovia Corp.                                           59,200       2,779,440
Wells Fargo & Company                                    64,200       3,828,246
                                                                    -----------
                                                                     14,130,636

BIOTECHNOLOGY - 2.47%
Cephalon, Inc. * (a)                                     58,200       2,787,780
Genentech, Inc.                                          41,300       2,164,946
Genzyme Corp. *                                          28,800       1,567,008
MedImmune, Inc. *                                        42,200       1,000,140
Millennium Pharmaceuticals, Inc. *                      129,400       1,774,074
Protein Design Labs, Inc. * (a)                          95,900       1,877,722
                                                                    -----------
                                                                     11,171,670

BROADCASTING - 1.50%
Antena 3 de Television, SA *                             30,478       1,813,583
Citadel Broadcasting Corp. *                             98,500       1,262,770
Univision Communications, Inc., Class A *                 7,200         227,592
Viacom, Inc., Class B                                   103,651       3,478,528
                                                                    -----------
                                                                      6,782,473

BUILDING MATERIALS & CONSTRUCTION - 0.65%
American Standard Companies, Inc.                        75,800       2,949,378

BUSINESS SERVICES - 0.74%
Charles Schwab Corp.                                    150,900       1,386,771
DST Systems, Inc. *                                      43,800       1,947,786
                                                                    -----------
                                                                      3,334,557

CABLE AND TELEVISION - 2.87%
British Sky Broadcasting Group PLC-ADR (a)               44,775       1,565,334
Comcast Corp.-Special Class A *                          67,900       1,895,768
Time Warner, Inc. *                                     590,200       9,525,828
                                                                    -----------
                                                                     12,986,930

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT           VALUE
                                             ----------      -----------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS - 1.74%
Motorola, Inc.                                  166,600      $ 3,005,464
Nextel Communications, Inc., Class A *          109,400        2,608,096
Nextel Partners, Inc., Class A * (a)            136,400        2,261,512
                                                             -----------
                                                               7,875,072

COMPUTERS & BUSINESS EQUIPMENT - 4.93%
Apple Computer, Inc. *                          106,400        4,123,000
Dell, Inc. *                                    273,300        9,729,480
EMC Corp. *                                     289,100        3,336,214
International Business Machines Corp.            48,000        4,115,520
Storage Technology Corp. *                       41,400        1,045,764
                                                             -----------
                                                              22,349,978

CONSTRUCTION MATERIALS - 0.20%
Sherwin-Williams Company                         20,900          918,764

COSMETICS & TOILETRIES - 3.22%
Alberto Culver Company, Class B                 108,300        4,708,884
Colgate-Palmolive Company                        36,700        1,658,106
The Gillette Company                            102,600        4,282,524
The Procter & Gamble Company                     72,400        3,918,288
                                                             -----------
                                                              14,567,802

CRUDE PETROLEUM & NATURAL GAS - 1.83%
ChevronTexaco Corp.                             105,800        5,675,112
Occidental Petroleum Corp.                       33,800        1,890,434
XTO Energy, Inc.                                 22,725          738,108
                                                             -----------
                                                               8,303,654

ELECTRICAL EQUIPMENT - 3.61%
General Electric Company                        436,700       14,664,386
Molex, Inc.                                      56,500        1,684,830
                                                             -----------
                                                              16,349,216

ELECTRICAL UTILITIES - 0.27%
Exelon Corp.                                     32,800        1,203,432

ELECTRONICS - 1.50%
L-3 Communications Holdings, Inc.                17,900        1,199,300
Solectron Corp. *                               316,000        1,564,200
Thermo Electron Corp. *                          80,500        2,175,110
Toshiba Corp. * (a)                             169,000          621,126
Vishay Intertechnology, Inc. * (a)               96,000        1,238,400
                                                             -----------
                                                               6,798,136

FINANCIAL SERVICES - 6.77%
Ameritrade Holding Corp. *                      108,400        1,301,884
Citigroup, Inc.                                 161,166        7,110,644
Deutsche Boerse AG *                             36,063        1,823,492
J.P. Morgan Chase & Company                     185,856        7,384,059
Knight Trading Group, Inc. * (a)                120,900        1,115,907
Legg Mason, Inc.                                  7,400          394,198
MBNA Corp.                                      153,200        3,860,640
Morgan Stanley                                  155,700        7,676,010
                                                             -----------
                                                              30,666,834

FOOD & BEVERAGES - 2.26%
Kellogg Company                                  64,700        2,760,102
PepsiCo, Inc.                                    60,100        2,923,865
The Coca-Cola Company                           114,000        4,565,700
                                                             -----------
                                                              10,249,667

HEALTHCARE PRODUCTS - 3.64%
Baxter International, Inc.                       99,000        3,183,840
Johnson & Johnson                                90,100        5,075,333
Medtronic, Inc.                                 101,400        5,262,660
Stryker Corp.                                    62,000        2,980,960
                                                             -----------
                                                              16,502,793

HEALTHCARE SERVICES - 0.75%
UnitedHealth Group, Inc.                         46,000        3,392,040

HOTELS & RESTAURANTS - 0.32%
Hilton Group PLC *                              290,365        1,454,247

INDUSTRIAL MACHINERY - 3.49%
AGCO Corp. *                                     63,900        1,445,418
Caterpillar, Inc.                                84,100        6,765,845
Deere & Company                                  41,400        2,672,370
Graco, Inc.                                      89,875        3,010,813
W.W. Grainger, Inc.                              33,200        1,913,980
                                                             -----------
                                                              15,808,426

INSURANCE - 3.35%
AFLAC, Inc.                                      33,700        1,321,377
Ambac Financial Group, Inc.                      31,200        2,494,440
American International Group, Inc.              159,656       10,855,011
Hartford Financial Services Group, Inc.           8,500          526,405
                                                             -----------
                                                              15,197,233

INTERNET CONTENT - 1.87%
CNET Networks, Inc. * (a)                       189,112        1,730,375
Yahoo!, Inc.                                    199,200        6,754,872
                                                             -----------
                                                               8,485,247

INTERNET RETAIL - 0.61%
Amazon.com, Inc. *                               21,600          882,576
eBay, Inc. *                                     20,500        1,884,770
                                                             -----------
                                                               2,767,346

INTERNET SOFTWARE - 2.74%
Cisco Systems, Inc. *                           559,480       10,126,588
Juniper Networks, Inc. * (a)                     96,100        2,267,960
                                                             -----------
                                                              12,394,548

LEISURE TIME - 2.33%
Rank Group PLC *                                340,400        1,721,781
The Walt Disney Company                         312,857        7,054,925
Vivendi Universal, ADR *                         68,600        1,765,078
                                                             -----------
                                                              10,541,784

MANUFACTURING - 2.80%
3M Company                                       60,300        4,822,191

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    -----------    ------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Tyco International, Ltd.                                257,000    $  7,879,620
                                                                   ------------
                                                                     12,701,811

METAL & METAL PRODUCTS - 0.26%
Precision Castparts Corp.                                19,900       1,194,995

MINING - 0.21%
Newmont Mining Corp.                                     21,300         969,789

PETROLEUM SERVICES - 4.60%
Baker Hughes, Inc.                                       48,300       2,111,676
Exxon Mobil Corp.                                       173,100       8,365,923
Schlumberger, Ltd.                                      111,600       7,511,796
Valero Energy Corp.                                      35,400       2,839,434
                                                                   ------------
                                                                     20,828,829

PHARMACEUTICALS - 8.21%
Allergan, Inc.                                           58,600       4,251,430
AstraZeneca PLC, ADR                                     86,900       3,574,197
Bristol-Myers Squibb Company                             25,200         596,484
Eli Lilly & Company                                      45,500       2,732,275
Forest Laboratories, Inc. *                              55,700       2,505,386
Merck & Company, Inc.                                   149,500       4,933,500
Pfizer, Inc.                                            382,722      11,711,293
Roche Holdings AG-Genusschein *                          43,921       4,542,641
Wyeth                                                    62,800       2,348,720
                                                                   ------------
                                                                     37,195,926

PHOTOGRAPHY - 0.32%
Konica Minolta Holdings, Inc. * (a)                     107,000       1,463,306

PUBLISHING - 0.73%
Tribune Company                                          80,000       3,292,000

RETAIL GROCERY - 0.56%
Safeway, Inc. *                                         131,800       2,545,058

RETAIL TRADE - 4.87%
Home Depot, Inc.                                        172,700       6,769,840
MSC Industrial Direct Company, Inc., Class A             31,600       1,076,928
The Gap, Inc.                                           108,700       2,032,690
Walgreen Company                                         69,900       2,504,517
Wal-Mart Stores, Inc.                                   182,000       9,682,400
                                                                   ------------
                                                                     22,066,375

SEMICONDUCTORS - 4.75%
Altera Corp. *                                           94,400       1,847,408
Analog Devices, Inc.                                    126,500       4,905,670
Applied Materials, Inc. *                                93,600       1,543,464
Intel Corp.                                             276,400       5,544,584
KLA-Tencor Corp. *                                       23,200         962,336
Marvell Technology Group, Ltd.                          101,000       2,639,130
Texas Instruments, Inc.                                 137,700       2,930,256
Tokyo Electron, Ltd. * (a)                               23,600       1,150,070
                                                                   ------------
                                                                     21,522,918

SOFTWARE - 4.88%
Ascential Software Corp. *                              103,200       1,390,104
Microsoft Corp.                                         672,500      18,594,625
Oracle Corp. *                                          188,800       2,129,664
                                                                   ------------
                                                                     22,114,393

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.58%
Amdocs, Ltd. *                                           45,800         999,814
PT Indonesian Satellite Corp. TBK, ADR (a)               60,100       1,442,400
PT Telekomunikasi Indonesia, ADR                         90,400       1,599,176
QUALCOMM, Inc.                                           17,900         698,816
SBC Communications, Inc.                                 93,300       2,421,135
                                                                   ------------
                                                                      7,161,341

TELEPHONE - 1.37%
Verizon Communications, Inc.                            157,900       6,218,102

TRAVEL SERVICES - 1.62%
American Express Company                                142,700       7,343,342
                                                    -----------    ------------
TOTAL COMMON STOCKS (Cost $418,883,860)                            $446,587,798

SHORT TERM INVESTMENTS - 4.06%
State Street Navigator Securities
    Lending Prime Portfolio (c)                     $18,385,011    $ 18,385,011
                                                    -----------    ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $18,385,011)                                                $ 18,385,011
                                                                   ------------

REPURCHASE AGREEMENTS - 0.95%
Repurchase Agreement with State Street              $ 4,294,000    $  4,294,000
    Corp. dated 09/30/2004 at 1.25% to
    be repurchased at $4,294,149 on
    10/01/2004, collateralized by
    $3,525,000 U.S. Treasury Bonds,
    6.625% due 02/15/2027 (valued at
    $4,380,362, including interest).
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $4,294,000)                                                 $  4,294,000
                                                                   ------------
TOTAL INVESTMENTS (LARGE CAP GROWTH TRUST)
    (COST $441,562,871) - 103.59%                                  $469,266,809

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.59)%                     (16,282,149)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $452,984,660
                                                                   ============

BLUE CHIP GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    -------------
COMMON STOCKS - 98.75%

ADVERTISING - 0.22%
Omnicom Group, Inc.                                      48,500    $  3,543,410

AEROSPACE - 1.90%
General Dynamics Corp.                                   66,500       6,789,650

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT          VALUE
                                              ----------     ------------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
Honeywell International, Inc.                    249,900     $  8,961,414
Lockheed Martin Corp.                            240,500       13,415,090
Rockwell Collins, Inc.                            32,400        1,203,336
                                                             ------------
                                                               30,369,490

BANKING - 3.82%
Bank of America Corp.                            405,200       17,557,316
Bank of New York Company, Inc.                   240,200        7,006,634
Northern Trust Corp.                             276,800       11,293,440
US Bancorp                                       357,600       10,334,640
Wells Fargo & Company                            250,900       14,961,167
                                                             ------------
                                                               61,153,197

BIOTECHNOLOGY - 2.13%
Amgen, Inc. *                                    406,300       23,029,084
Biogen Idec, Inc. *                               82,000        5,015,940
Genentech, Inc.                                  105,900        5,551,278
MedImmune, Inc. *                                 19,200          455,040
                                                             ------------
                                                               34,051,342

BROADCASTING - 1.44%
Clear Channel Communications, Inc.               161,500        5,033,955
Viacom, Inc., Class B                            535,984       17,987,623
                                                             ------------
                                                               23,021,578

BUSINESS SERVICES - 2.84%
Accenture, Ltd., Class A *                       128,800        3,484,040
Affiliated Computer Services, Inc.,
    Class A * (a)                                178,500        9,937,095
Automatic Data Processing, Inc.                   87,900        3,632,028
Cendant Corp.                                    317,800        6,864,480
Charles Schwab Corp.                             149,400        1,372,986
ChoicePoint, Inc. *                               72,400        3,087,860
Electronic Arts, Inc.                             33,900        1,559,061
First Data Corp.                                 257,300       11,192,550
SunGuard Data Systems, Inc. *                     20,900          496,793
VERITAS Software Corp. *                         214,125        3,811,425
                                                             ------------
                                                               45,438,318

CABLE AND TELEVISION - 2.08%
Comcast Corp.-Special Class A *                  295,500        8,250,360
EchoStar Communications Corp., Class A *         343,300       10,683,496
Time Warner, Inc. *                              888,600       14,342,004
                                                             ------------
                                                               33,275,860

CELLULAR COMMUNICATIONS - 1.52%
Nextel Communications, Inc., Class A *           726,500       17,319,760
Vodafone Group PLC - ADR (a)                     291,450        7,026,860
                                                             ------------
                                                               24,346,620

COLLEGES & UNIVERSITIES - 0.86%
Apollo Group, Inc., Class A *                    187,000       13,720,190

COMPUTERS & BUSINESS EQUIPMENT - 2.81%
Dell, Inc. *                                     807,900       28,761,240
International Business Machines Corp.             28,300        2,426,442
Lexmark International, Inc. *                     96,900        8,140,569
Research In Motion, Ltd. - USD                    72,700        5,549,918
                                                             ------------
                                                               44,878,169

COSMETICS & TOILETRIES - 0.57%
The Gillette Company                              76,400        3,188,936
The Procter & Gamble Company                     108,800        5,888,256
                                                             ------------
                                                                9,077,192

CRUDE PETROLEUM & NATURAL GAS - 0.44%
ChevronTexaco Corp.                              130,000        6,973,200

DOMESTIC OIL - 0.18%
Murphy Oil Corp.                                  34,100        2,958,857

ELECTRICAL EQUIPMENT - 2.93%
General Electric Company                       1,396,900       46,907,902

ELECTRONICS - 0.91%
Adobe Systems, Inc.                              292,700       14,479,869

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.64%
Federal Home Loan Mortgage Corp.                 156,500       10,210,060

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.74%
Federal National Mortgage Association            186,000       11,792,400

FINANCIAL SERVICES - 11.51%
Ameritrade Holding Corp. *                       460,400        5,529,404
Citigroup, Inc.                                1,236,696       54,563,028
Fiserv, Inc. *                                   225,600        7,864,416
Franklin Resources, Inc.                         246,000       13,716,960
J.P. Morgan Chase & Company                      106,300        4,223,299
Legg Mason, Inc. (a)                             207,450       11,050,861
Mellon Financial Corp.                           504,600       13,972,374
Merrill Lynch & Company, Inc.                    260,100       12,932,172
Morgan Stanley                                   183,000        9,021,900
SLM Corp.                                        304,200       13,567,320
State Street Corp. (c)                           545,000       23,276,950
The Goldman Sachs Group, Inc.                    154,000       14,358,960
                                                             ------------
                                                              184,077,644

FOOD & BEVERAGES - 1.64%
PepsiCo, Inc.                                    259,370       12,618,350
Starbucks Corp. * (a)                            166,500        7,569,090
The Coca-Cola Company                            152,800        6,119,640
                                                             ------------
                                                               26,307,080

HEALTHCARE PRODUCTS - 3.96%
Alcon, Inc.                                       17,400        1,395,480
Biomet, Inc.                                      94,800        4,444,224
Boston Scientific Corp.                          317,900       12,630,167
Guidant Corp                                      53,700        3,546,348

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   ----------      -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Johnson & Johnson                                     335,500      $18,898,715
Medtronic, Inc.                                       302,000       15,673,800
St. Jude Medical, Inc. *                               39,400        2,965,638
Stryker Corp.                                          77,000        3,702,160
                                                                   -----------
                                                                    63,256,532

HEALTHCARE SERVICES - 4.69%
UnitedHealth Group, Inc.                              722,100       53,247,654
Wellpoint Health Networks, Inc. *                     207,800       21,837,702
                                                                   -----------
                                                                    75,085,356

HOTELS & RESTAURANTS - 0.46%
Marriott International, Inc., Class A                  54,300        2,821,428
McDonald's Corp.                                      161,400        4,524,042
                                                                   -----------
                                                                     7,345,470

HOUSEHOLD PRODUCTS - 0.35%
Fortune Brands, Inc.                                   74,700        5,534,523

INDUSTRIAL MACHINERY - 0.39%
Deere & Company                                        97,600        6,300,080

INSURANCE - 4.39%
American International Group, Inc.                    507,327       34,493,163
Anthem, Inc. * (a)                                     64,600        5,636,350
Genworth Financial, Inc. * (a)                        103,100        2,402,230
Hartford Financial Services Group, Inc.               211,800       13,116,774
Marsh & McLennan Companies, Inc.                      193,400        8,849,984
The St. Paul Travelers Companies, Inc.                172,855        5,714,586
                                                                   -----------
                                                                    70,213,087

INTERNET CONTENT - 1.25%
Yahoo!, Inc.                                          589,800       20,000,118

INTERNET RETAIL - 1.69%
Amazon.com, Inc. *                                     37,000        1,511,820
eBay, Inc. *                                          205,000       18,847,700
IAC/InterActiveCorp * (a)                             305,500        6,727,110
                                                                   -----------
                                                                    27,086,630

INTERNET SOFTWARE - 2.48%
Cisco Systems, Inc. *                               1,380,000       24,978,000
Juniper Networks, Inc. * (a)                          388,800        9,175,680
Symantec Corp.                                         99,100        5,438,608
                                                                   -----------
                                                                    39,592,288

LEISURE TIME - 2.56%
Carnival Corp.                                        418,000       19,767,220
International Game Technology                         591,000       21,246,450
                                                                   -----------
                                                                    41,013,670

MANUFACTURING - 4.00%
3M Company                                             34,300        2,742,971
Danaher Corp.                                         642,400       32,942,272
Tyco International, Ltd.                              920,296       28,216,275
                                                                   -----------
                                                                    63,901,518

MINING - 0.35%
BHP Billiton, Ltd. *                                  484,000        5,033,710
Potash Corporation of Saskatchewan, Inc. *              7,800          500,526
                                                                   -----------
                                                                     5,534,236

NEWSPAPERS - 1.00%
E.W. Scripps Company, Class A                         245,900       11,749,102
Washington Post Company, Class B                        4,587        4,220,040
                                                                   -----------
                                                                    15,969,142

PETROLEUM SERVICES - 4.56%
Baker Hughes, Inc.                                    477,000       20,854,440
BJ Services Company                                   213,900       11,210,499
Schlumberger, Ltd.                                    352,500       23,726,775
Smith International, Inc. *                           281,500       17,095,495
                                                                   -----------
                                                                    72,887,209

PHARMACEUTICALS - 5.75%
Abbott Laboratories                                   143,900        6,095,604
Eli Lilly & Company                                    73,100        4,389,655
Forest Laboratories, Inc. *                           287,000       12,909,260
Gilead Sciences, Inc. *                               353,000       13,195,140
Pfizer, Inc.                                        1,292,491       39,550,225
Teva Pharmaceutical Industries, Ltd., ADR (a)         261,200        6,778,140
Wyeth                                                 242,800        9,080,720
                                                                   -----------
                                                                    91,998,744

PUBLISHING - 0.07%
McGraw-Hill Companies, Inc.                            14,200        1,131,598

RETAIL GROCERY - 0.25%
Sysco Corp.                                           131,200        3,925,504

RETAIL TRADE - 6.19%
Best Buy Company, Inc.                                328,800       17,834,112
Home Depot, Inc.                                      685,200       26,859,840
Kohl's Corp. *                                         63,900        3,079,341
Target Corp.                                          553,100       25,027,775
Wal-Mart Stores, Inc.                                 491,200       26,131,840
                                                                   -----------
                                                                    98,932,908

SANITARY SERVICES - 0.08%
Waste Management, Inc.                                 44,200        1,208,428

SEMICONDUCTORS - 4.31%
Analog Devices, Inc.                                  355,700       13,794,046
Applied Materials, Inc. *                             163,000        2,687,870
Intel Corp.                                           593,300       11,901,598
Maxim Integrated Products, Inc.                       457,200       19,334,988
Microchip Technology, Inc.                             65,100        1,747,284
QLogic Corp. * (a)                                    133,400        3,949,974
Texas Instruments, Inc.                               300,600        6,396,768
Xilinx, Inc. (a)                                      338,900        9,150,300
                                                                   -----------
                                                                    68,962,828

SOFTWARE - 5.18%
Intuit, Inc. *                                        305,400       13,865,160

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Microsoft Corp.                                       1,866,800   $   51,617,020
Oracle Corp. *                                          610,000        6,880,800
SAP AG, ADR (a)                                         268,700       10,465,865
                                                                  --------------
                                                                      82,828,845

STEEL - 0.85%
Nucor Corp.                                             148,800       13,595,856

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.78%
Corning, Inc. *                                         152,000        1,684,160
QUALCOMM, Inc.                                          238,300        9,303,232
Telefonaktiebolaget LM Ericsson, ADR *                   46,900        1,465,156
                                                                  --------------
                                                                      12,452,548

TOBACCO - 0.39%
Altria Group, Inc.                                      133,700        6,289,248

TRANSPORTATION - 1.05%
Harley-Davidson, Inc. (a)                               282,400       16,785,856

TRAVEL SERVICES - 1.23%
American Express Company                                383,700       19,745,202

TRUCKING & FREIGHT - 1.31%
United Parcel Service, Inc., Class B                    276,700       21,007,064
                                                    -----------   --------------
TOTAL COMMON STOCKS (Cost $1,447,883,026)                         $1,579,166,866
                                                                  --------------

PREFERRED STOCKS - 0.51%

BROADCASTING - 0.51%
The News Corp., Ltd., ADR                               259,600        8,133,268
                                                    -----------   --------------

TOTAL PREFERRED STOCKS (Cost $8,458,027)                          $    8,133,268
                                                                  --------------

SHORT TERM INVESTMENTS - 3.79%
State Street Navigator Securities
    Lending Prime Portfolio (c)                     $48,380,416   $   48,380,416
T. Rowe Price Reserve Investment Fund (c)            12,250,256       12,250,256
                                                    -----------   --------------

TOTAL SHORT TERM INVESTMENTS
(Cost $60,630,672)                                                $   60,630,672
                                                                  --------------

REPURCHASE AGREEMENTS - 0.17%
Repurchase Agreement with State Street
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $2,804,051 on
    10/01/2004, collateralized by
    $1,950,000 U.S. Treasury Bonds,
    8.75% due 8/15/2020 (valued at
    $2,862,844, including interest).                $ 2,804,000   $    2,804,000
                                                    -----------   --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $2,804,000)                                                 $    2,804,000
                                                                  --------------

TOTAL INVESTMENTS (BLUE CHIP GROWTH TRUST)
    (COST $1,519,775,724) - 103.22%                               $1,650,734,806

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.22)%                      (51,507,718)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,599,227,088
                                                                  ==============

U.S. LARGE CAP TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    -----------   --------------
COMMON STOCKS - 96.66%

ADVERTISING - 0.49%
Monster Worldwide, Inc. *                               102,900   $    2,535,456
Omnicom Group, Inc.                                      19,800        1,446,588
                                                                  --------------
                                                                       3,982,044

AEROSPACE - 2.27%
Lockheed Martin Corp.                                     3,100          172,918
Northrop Grumman Corp.                                   29,082        1,550,943
United Technologies Corp.                               177,200       16,546,936
                                                                  --------------
                                                                      18,270,797

ALUMINUM - 0.49%
Alcoa, Inc.                                             117,100        3,933,389

AUTO SERVICES - 0.35%
AutoNation, Inc. *                                      164,000        2,801,120

BANKING - 2.80%
Golden West Financial Corp.                              95,900       10,640,105
Wells Fargo & Company                                   199,400       11,890,222
                                                                  --------------
                                                                      22,530,327

BIOTECHNOLOGY - 2.41%
Amgen, Inc. *                                           202,600       11,483,368
Applera Corp.-Applied Biosystems Group                  276,800        5,223,216
Biogen Idec, Inc. *                                      43,700        2,673,129
                                                                  --------------
                                                                      19,379,713

BROADCASTING - 0.55%
Cox Communications, Inc., Class A *                      91,200        3,021,456
Viacom, Inc., Class B                                    41,500        1,392,740
                                                                  --------------
                                                                       4,414,196

BUILDING MATERIALS & CONSTRUCTION - 1.16%
American Standard Companies, Inc.                       239,300        9,311,163

BUSINESS SERVICES - 2.82%
Affiliated Computer Services, Inc.,
    Class A * (a)                                       175,700        9,781,219
Automatic Data Processing, Inc.                         121,700        5,028,644
Cadence Design Systems, Inc. *                          166,300        2,168,552
Fluor Corp. (a)                                         128,800        5,734,176
                                                                  --------------
                                                                      22,712,591

CABLE AND TELEVISION - 2.38%
Cablevision Systems New York Group,
    Class A * (a)                                       230,947        4,683,605
Comcast Corp., Class A *                                 65,800        1,858,192
The DIRECTV Group, Inc. *                               200,136        3,520,392
Time Warner, Inc. *                                     562,500        9,078,750
                                                                  --------------
                                                                      19,140,939

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ----------      -----------
COMMON STOCKS (CONTINUED)

CHEMICALS - 1.41%
Air Products & Chemicals, Inc.                          84,600      $ 4,600,548
E.I. Du Pont De Nemours & Company                      158,800        6,796,640
                                                                    -----------
                                                                     11,397,188

COMPUTERS & BUSINESS EQUIPMENT - 1.55%
International Business Machines Corp.                   42,900        3,678,246
Lexmark International, Inc. *                           34,900        2,931,949
Seagate Technology, Inc. (a)                           131,200        1,773,824
Sun Microsystems, Inc. *                             1,018,500        4,114,740
                                                                    -----------
                                                                     12,498,759

COSMETICS & TOILETRIES - 0.88%
Estee Lauder Companies, Inc., Class A                   41,500        1,734,700
Kimberly-Clark Corp.                                    25,000        1,614,750
The Procter & Gamble Company                            69,800        3,777,576
                                                                    -----------
                                                                      7,127,026

CRUDE PETROLEUM & NATURAL GAS - 0.25%
Devon Energy Corp.                                      28,500        2,023,785

DOMESTIC OIL - 1.18%
Unocal Corp.                                           221,900        9,541,700

DRUGS & HEALTH CARE - 0.22%
ImClone Systems, Inc. *                                 33,000        1,744,050

ELECTRICAL EQUIPMENT - 2.47%
Emerson Electric Company                                50,200        3,106,878
General Electric Company                               500,300       16,800,074
                                                                    -----------
                                                                     19,906,952

ELECTRICAL UTILITIES - 1.33%
Duke Energy Corp.                                      289,900        6,635,811
The AES Corp. *                                        410,400        4,099,896
                                                                    -----------
                                                                     10,735,707

ELECTRONICS - 1.38%
Agilent Technologies, Inc. *                           262,404        5,660,054
Avnet, Inc. *                                           91,800        1,571,616
Jabil Circuit, Inc. *                                  167,800        3,859,400
                                                                    -----------
                                                                     11,091,070

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 1.01%
Federal Home Loan Mortgage Corp.                       124,800        8,141,952

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 1.11%
Federal National Mortgage Association                  141,500        8,971,100

FINANCIAL SERVICES - 7.68%
Americredit Corp. * (a)                                 92,300        1,927,224
IndyMac Bancorp, Inc.                                  102,000        3,692,400
J.P. Morgan Chase & Company                            440,292       17,492,801
SLM Corp.                                              499,000       22,255,400
State Street Corp. (c)                                  72,900        3,113,559
The Goldman Sachs Group, Inc.                           16,100        1,501,164
Washington Mutual, Inc.                                304,800       11,911,584
                                                                    -----------
                                                                     61,894,132

FOOD & BEVERAGES - 4.09%
Anheuser-Busch Companies, Inc.                         171,400        8,561,430
Campbell Soup Company (a)                              229,100        6,023,039
Kraft Foods, Inc., Class A                             153,400        4,865,848
PepsiCo, Inc.                                          116,000        5,643,400
The Pepsi Bottling Group, Inc.                          89,000        2,416,350
Unilever NV                                             94,400        5,456,320
                                                                    -----------
                                                                     32,966,387

GAS & PIPELINE UTILITIES - 1.18%
Equitable Resources, Inc. (a)                           34,500        1,873,695
Kinder Morgan Management LLC                           114,153        4,739,633
Kinder Morgan, Inc.                                     16,000        1,005,120
Williams Companies, Inc. (a)                           157,400        1,904,540
                                                                    -----------
                                                                      9,522,988

HEALTHCARE PRODUCTS - 2.24%
Becton, Dickinson & Company                             62,800        3,246,760
Boston Scientific Corp.                                150,500        5,979,365
Guidant Corp.                                           94,349        6,230,808
Medtronic, Inc.                                         49,400        2,563,860
                                                                    -----------
                                                                     18,020,793

HEALTHCARE SERVICES - 1.49%
DaVita, Inc.                                            55,050        1,714,808
Lincare Holdings, Inc. *                               248,200        7,374,022
PacifiCare Health Systems, Inc. (a)                     36,200        1,328,540
Wellpoint Health Networks, Inc. *                       14,800        1,555,332
                                                                    -----------
                                                                     11,972,702

HOLDINGS COMPANIES/CONGLOMERATES - 1.28%
Berkshire Hathaway, Inc., Class A * (a)                    119       10,311,350

INDUSTRIAL MACHINERY - 0.50%
Ingersoll-Rand Company, Class A                         59,300        4,030,621

INSURANCE - 2.68%
American International Group, Inc.                      85,187        5,791,864
Anthem, Inc. * (a)                                      19,500        1,701,375
Assurant, Inc.                                           8,000          208,000
Chubb Corp.                                             34,700        2,438,716
Hartford Financial Services Group, Inc.                 44,100        2,731,113
The PMI Group, Inc.                                    112,200        4,553,076
XL Capital, Ltd., Class A                               56,800        4,202,632
                                                                    -----------
                                                                     21,626,776

INTERNATIONAL OIL - 2.84%
Royal Dutch Petroleum Company- NY Shares               232,400       11,991,840
Shell Transport & Trading Company PLC, ADR (a)          93,400        4,157,234
Weatherford International, Ltd. * (a)                  132,500        6,760,150
                                                                    -----------
                                                                     22,909,224

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ----------      -----------
COMMON STOCKS (CONTINUED)

INTERNET CONTENT - 0.27%
The Thomson Corp.                                       63,100      $ 2,188,939

INTERNET RETAIL - 1.36%
eBay, Inc. *                                            74,400        6,840,336
IAC/InterActiveCorp * (a)                              187,500        4,128,750
                                                                    -----------
                                                                     10,969,086

INTERNET SERVICE PROVIDER - 0.23%
Google, Inc., Class A * (a)                             14,200        1,840,320

INTERNET SOFTWARE - 1.77%
Checkfree Corp. * (a)                                  120,400        3,331,468
Cisco Systems, Inc. *                                  466,000        8,434,600
VeriSign, Inc. *                                       125,200        2,488,976
                                                                    -----------
                                                                     14,255,044

LEISURE TIME - 0.71%
Carnival Corp.                                         114,400        5,409,976
The Walt Disney Company                                 14,900          335,995
                                                                    -----------
                                                                      5,745,971

MANUFACTURING - 0.77%
Illinois Tool Works, Inc.                               41,500        3,866,555
Siemens AG-Sponsored ADR (a)                            31,500        2,321,550
                                                                    -----------
                                                                      6,188,105

MEDICAL-HOSPITALS - 0.66%
Tenet Healthcare Corp. *                               256,200        2,764,398
Triad Hospitals, Inc. *                                 73,200        2,521,008
                                                                    -----------
                                                                      5,285,406

NEWSPAPERS - 0.20%
Knight-Ridder, Inc.                                     25,000        1,636,250

PAPER - 0.56%
Boise Cascade Corp.                                     58,300        1,940,224
International Paper Company                             63,800        2,578,158
                                                                    -----------
                                                                      4,518,382

PETROLEUM SERVICES - 4.86%
Baker Hughes, Inc.                                     111,200        4,861,664
BJ Services Company                                     66,400        3,480,024
Exxon Mobil Corp.                                      297,600       14,383,008
Schlumberger, Ltd.                                     188,700       12,701,397
Transocean, Inc. *                                     104,900        3,753,322
                                                                    -----------
                                                                     39,179,415

PHARMACEUTICALS - 10.97%
Allergan, Inc.                                         178,500       12,950,175
AstraZeneca PLC, ADR (a)                               810,600       33,339,978
Eli Lilly & Company                                    221,000       13,271,050
Forest Laboratories, Inc. *                            479,400       21,563,412
Pfizer, Inc.                                           139,400        4,265,640
Teva Pharmaceutical Industries, Ltd., ADR (a)          115,300        2,992,035
                                                                    -----------
                                                                     88,382,290

RAILROADS & EQUIPMENT - 0.20%
Canadian Pacific Railway, Ltd.                          61,500        1,585,470

REAL ESTATE - 0.22%
General Growth Properties, Inc., REIT                   56,700        1,757,700

RETAIL GROCERY - 0.32%
Sysco Corp.                                             86,900        2,600,048

RETAIL TRADE - 4.38%
Costco Wholesale Corp.                                 243,500       10,119,860
Dollar Tree Stores, Inc. * (a)                          81,500        2,196,425
Kohl's Corp. *                                          39,700        1,913,143
Lowe's Companies, Inc.                                 241,700       13,136,395
RadioShack Corp.                                        97,500        2,792,400
Williams-Sonoma, Inc. *                                136,400        5,121,820
                                                                    -----------
                                                                     35,280,043

SEMICONDUCTORS - 5.97%
Altera Corp. *                                         106,600        2,086,162
Applied Materials, Inc. *                              906,000       14,939,940
Applied Micro Circuits Corp. *                         312,300          977,499
ASML Holding NV * (a)                                   87,100        1,120,977
Credence Systems Corp. * (a)                            72,300          520,560
Intel Corp.                                            199,900        4,009,994
KLA-Tencor Corp. *                                     264,500       10,971,460
Lam Research Corp. * (a)                                94,800        2,074,224
Linear Technology Corp.                                 51,400        1,862,736
Micron Technology, Inc. *                              119,000        1,431,570
Novellus Systems, Inc. *                                55,200        1,467,768
PMC-Sierra, Inc. *                                     156,900        1,382,289
Teradyne, Inc. *                                       208,100        2,788,540
Xilinx, Inc.                                            90,600        2,446,200
                                                                    -----------
                                                                     48,079,919

SOFTWARE - 3.16%
Microsoft Corp.                                        468,300       12,948,495
PeopleSoft, Inc. *                                     402,100        7,981,685
SAP AG, ADR                                            116,100        4,522,095
                                                                    -----------
                                                                     25,452,275

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.88%
Polycom, Inc. *                                         72,900        1,444,878
QUALCOMM, Inc.                                         350,500       13,683,520
                                                                    -----------
                                                                     15,128,398

TELEPHONE - 3.81%
AT&T Corp.                                             146,040        2,091,293
Sprint Corp. (FON Group) (a)                         1,227,900       24,717,627
Verizon Communications, Inc.                            98,400        3,874,992
                                                                    -----------
                                                                     30,683,912

TOBACCO - 1.02%
Altria Group, Inc.                                     175,200        8,241,408

TOYS, AMUSEMENTS & SPORTING GOODS - 0.19%
Mattel, Inc.                                            84,000        1,522,920

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                  -------------   -------------
COMMON STOCKS (CONTINUED)

TRAVEL SERVICES - 0.25%
Sabre Holdings Corp.                                     82,500   $   2,023,725

TRUCKING & FREIGHT - 0.41%
Navistar International Corp. * (a)                       89,600       3,332,224
                                                                  -------------
TOTAL COMMON STOCKS (Cost $703,503,677)                           $ 778,787,791
                                                                  -------------

SHORT TERM INVESTMENTS - 7.29%

State Street Navigator Securities
  Lending Prime Portfolio (c)                     $  58,757,321   $  58,757,321
                                                                  -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $58,757,321)                                                $  58,757,321
                                                                  -------------
REPURCHASE AGREEMENTS - 3.56%
Repurchase Agreement with State Street            $  28,640,000   $  28,640,000
  Corp. dated 09/30/2004 at 0.65% to
  be repurchased at $28,640,517 on
  10/01/2004, collateralized by
  $23,395,000 U.S. Treasury Bonds,
  6.75% due 08/15/2026 (valued at
  $29,214,506, including interest).
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $28,640,000)                                                $  28,640,000
                                                                  -------------
TOTAL INVESTMENTS (U.S. LARGE CAP TRUST)
  (COST $790,900,998) - 107.51%                                   $ 866,185,112
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.51)%                     (60,510,989)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 805,674,123
                                                                  =============

CORE EQUITY TRUST

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT         VALUE
                                         ---------    ------------
COMMON STOCKS - 99.28%

ADVERTISING - 2.16%
WPP Group PLC *                            797,300    $  7,423,583

BUSINESS SERVICES - 2.51%
Electronic Arts, Inc.                      187,400       8,618,526

CABLE AND TELEVISION - 6.38%
Comcast Corp., Class A *                   196,700       5,554,808
The DIRECTV Group, Inc. *                  503,100       8,849,529
Time Warner, Inc. *                        463,000       7,472,820
                                                      ------------
                                                        21,877,157

CELLULAR COMMUNICATIONS - 7.15%
Nextel Communications, Inc., Class A *   1,028,700      24,524,208

COMPUTERS & BUSINESS EQUIPMENT - 2.69%
International Business Machines Corp.       67,100       5,753,154
Seagate Technology, Inc.                   257,000       3,474,640
                                                      ------------
                                                         9,227,794

ELECTRICAL UTILITIES - 3.54%
The AES Corp. *                          1,214,700      12,134,853

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 1.93%
Federal National Mortgage Association      104,400       6,618,960

FINANCIAL SERVICES - 15.11%
Capital One Financial Corp.                104,200       7,700,380
Citigroup, Inc.                            294,600      12,997,752
Countrywide Financial Corp.                139,000       5,475,210
J.P. Morgan Chase & Company                396,972      15,771,698
Washington Mutual, Inc.                    252,900       9,883,332
                                                      ------------
                                                        51,828,372

HEALTHCARE PRODUCTS - 1.57%
Baxter International, Inc.                 167,100       5,373,936

HEALTHCARE SERVICES - 9.84%

Health Net, Inc. *                         221,800       5,482,896
McKesson Corp.                             304,300       7,805,295
UnitedHealth Group, Inc.                   277,400      20,455,476
                                                      ------------
                                                        33,743,667

INSURANCE - 4.46%
Aetna, Inc.                                 43,600       4,356,948
MGIC Investment Corp.                      164,600      10,954,130
                                                      ------------
                                                        15,311,078

INTERNET RETAIL - 14.60%
Amazon.com, Inc. *                         514,900      21,038,814
eBay, Inc. *                               140,200      12,889,988
IAC/InterActiveCorp *                      733,500      16,151,670
                                                      ------------
                                                        50,080,472

INTERNET SERVICE PROVIDER - 1.75%
Google, Inc., Class A *                     46,349       6,006,830

MANUFACTURING - 7.12%
Tyco International, Ltd.                   795,900      24,402,294

MEDICAL-HOSPITALS - 0.88%
Tenet Healthcare Corp. *                   279,000       3,010,410

PHOTOGRAPHY - 3.73%
Eastman Kodak Company                      397,400      12,804,228

RETAIL GROCERY - 4.34%
Albertsons, Inc.                           374,300       8,956,999
The Kroger Company *                       382,800       5,941,056
                                                      ------------
                                                        14,898,055

RETAIL TRADE - 2.68%
Home Depot, Inc.                           234,300       9,184,560

SANITARY SERVICES - 2.89%
Waste Management, Inc.                     362,800       9,918,952

SOFTWARE - 1.55%
Intuit, Inc. *                             116,800       5,302,720

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                                -----------       -------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 2.40%
Qwest Communications International, Inc. *        2,471,900       $   8,231,427
                                                                  -------------
TOTAL COMMON STOCKS (Cost $343,160,134)                           $ 340,522,082
                                                                  -------------
REPURCHASE AGREEMENTS - 2.90%
Repurchase Agreement with State Street          $ 9,928,000       $   9,928,000
  Corp. dated 09/30/2004 at 0.65% to
  be repurchased at $9,928,179 on
  10/01/2004, collateralized by
  $7,770,000 U.S. Treasury Bonds,
  7.25% due 08/15/2022 (valued at
  $10,131,350, including interest).

TOTAL REPURCHASE AGREEMENTS                                       -------------
(Cost $9,928,000)                                                 $   9,928,000
                                                                  -------------
TOTAL INVESTMENTS (CORE EQUITY TRUST)
  (COST $353,088,134) - 102.18%                                   $ 350,450,082
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.18)%                      (7,467,984)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 342,982,098
                                                                  =============

STRATEGIC VALUE TRUST

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT        VALUE
                                        ---------   -----------
COMMON STOCKS - 97.23%

AEROSPACE - 2.83%
Lockheed Martin Corp.                      70,130   $ 3,911,851

AIR TRAVEL - 0.49%
Southwest Airlines Company                 49,700       676,914

BANKING - 1.38%
Bank of America Corp.                      43,940     1,903,920

BIOTECHNOLOGY - 0.71%
MedImmune, Inc. *                          41,500       983,550

BROADCASTING - 3.75%
Viacom, Inc., Class B                     154,440     5,183,006

CABLE AND TELEVISION - 3.03%
Comcast Corp.-Special Class A *           149,980     4,187,442

CELLULAR COMMUNICATIONS - 2.09%
Vodafone Group PLC - ADR (a)              119,896     2,890,693

CHEMICALS - 1.56%
E.I. Du Pont De Nemours & Company          35,200     1,506,560
Lyondell Chemical Company (a)              28,760       645,950
                                                    -----------
                                                      2,152,510

CONTAINERS & GLASS - 2.89%
Owens-Illinois, Inc. * (a)                185,100     2,961,600
Smurfit-Stone Container Corp.              53,530     1,036,876
                                                    -----------
                                                      3,998,476

CRUDE PETROLEUM & NATURAL GAS - 1.44%
Devon Energy Corp.                         28,160     1,999,642

ELECTRICAL EQUIPMENT - 2.44%
General Electric Company                  100,460     3,373,447

ELECTRICAL UTILITIES - 2.24%
Calpine Corp. * (a)                       655,370     1,900,573
TXU Corp.                                  25,130     1,204,230
                                                    -----------
                                                      3,104,803

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.29%
Federal Home Loan Mortgage Corp.           48,610     3,171,316

FINANCIAL SERVICES - 10.13%
Citigroup, Inc.                            57,860     2,552,783
J.P. Morgan Chase & Company                69,200     2,749,316
MBNA Corp.                                 30,100       758,520
Mellon Financial Corp.                    107,950     2,989,135
Merrill Lynch & Company, Inc.              57,540     2,860,889
PNC Financial Services Group               38,790     2,098,539
                                                    -----------
                                                     14,009,182

FOOD & BEVERAGES - 2.68%
General Mills, Inc.                        53,800     2,415,620
PepsiCo, Inc.                              26,600     1,294,090
                                                    -----------
                                                      3,709,710

HEALTHCARE PRODUCTS - 3.41%
Johnson & Johnson                          83,790     4,719,891

HEALTHCARE SERVICES - 1.13%
Apria Healthcare Group, Inc. *             48,400     1,318,900
Lincare Holdings, Inc. *                    8,200       243,622
                                                    -----------
                                                      1,562,522

HOUSEHOLD PRODUCTS - 1.48%
Newell Rubbermaid, Inc.                   102,390     2,051,896

INDUSTRIAL MACHINERY - 1.76%
Cooper Cameron Corp. * (a)                 44,360     2,432,702

INSURANCE - 4.87%
Conseco, Inc. * (a)                       114,300     2,018,538
Hartford Financial Services Group, Inc.    27,950     1,730,943
The Allstate Corp.                         62,230     2,986,418
                                                    -----------
                                                      6,735,899

INTERNATIONAL OIL - 2.72%
Noble Corp. *                              83,570     3,756,471

INTERNET SOFTWARE - 0.49%
Networks Associates, Inc. *                33,930       681,993

LEISURE TIME - 2.01%
The Walt Disney Company                   123,400     2,782,670

MEDICAL-HOSPITALS - 1.67%
Tenet Healthcare Corp. *                  213,750     2,306,363

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 1.98%
Companhia Vale Do Rio Doce, ADR                           122,000    $  2,741,340

PAPER - 1.10%
Bowater, Inc.                                              39,910       1,524,163

PETROLEUM SERVICES - 4.24%
BJ Services Company                                        32,990       1,729,006
GlobalSantaFe Corp.                                       134,908       4,134,930
                                                                     ------------
                                                                        5,863,936

PHARMACEUTICALS - 6.38%
Abbott Laboratories                                        29,000       1,228,440
Merck & Company, Inc.                                     111,320       3,673,560
Wyeth                                                     104,900       3,923,260
                                                                     ------------
                                                                        8,825,260

RETAIL TRADE - 3.52%
Home Depot, Inc.                                           45,680       1,790,656
Rite Aid Corp. *                                          362,540       1,276,141
The Gap, Inc.                                              96,100       1,797,070
                                                                     ------------
                                                                        4,863,867

SOFTWARE - 5.27%
Computer Associates International, Inc.                    83,500       2,196,050
Microsoft Corp.                                           184,080       5,089,812
                                                                     ------------
                                                                        7,285,862

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 5.09%
Nokia Oyj-Sponsored ADR                                   319,100       4,378,052
Nortel Networks Corp. *                                   783,000       2,662,200
                                                                     ------------
                                                                        7,040,252

TELEPHONE - 8.78%
Sprint Corp. (FON Group)                                  327,840       6,599,420
Verizon Communications, Inc.                              140,790       5,544,310
                                                                     ------------
                                                                       12,143,730

TOYS, AMUSEMENTS & SPORTING GOODS - 1.38%
Mattel, Inc.                                              105,600       1,914,528
                                                                     ------------
TOTAL COMMON STOCKS (Cost $127,515,100)                              $134,489,807
                                                                     ------------
SHORT TERM INVESTMENTS - 7.93%
Federal Home Loan Bank Consolidated
  Discount Notes
  1.65% due 10/01/2004                              $   3,507,000    $  3,507,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                                   7,466,009       7,466,009
                                                                     ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,973,009)                                                   $ 10,973,009
                                                                     ------------
TOTAL INVESTMENTS (STRATEGIC VALUE TRUST)
  (COST $138,488,109) - 105.16%                                      $145,462,816
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.16)%                        (7,140,670)
                                                                     ------------
TOTAL NET ASSETS - 100.00%                                           $138,322,146
                                                                     ============

LARGE CAP VALUE TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS - 97.49%

AEROSPACE - 2.51%
Boeing Company                                             27,000    $  1,393,740
Northrop Grumman Corp.                                     32,000       1,706,560
Textron, Inc.                                               4,100         263,507
                                                                     ------------
                                                                        3,363,807

AGRICULTURE - 1.07%
Archer-Daniels-Midland Company                             84,000       1,426,320

AUTO PARTS - 1.08%
Autoliv, Inc.                                              30,000       1,212,000
Dana Corp.                                                 13,475         238,373
                                                                     ------------
                                                                        1,450,373

AUTOMOBILES - 1.26%
Ford Motor Company (a)                                    120,000       1,686,000

BANKING - 2.66%

Bank of America Corp.                                      34,000       1,473,220
KeyCorp                                                    29,000         916,400
Wachovia Corp.                                             25,000       1,173,750
                                                                     ------------
                                                                        3,563,370

BUSINESS SERVICES - 1.09%
Computer Sciences Corp. *                                  26,000       1,224,600
NCR Corp. *                                                 4,850         240,511
                                                                     ------------
                                                                        1,465,111

CELLULAR COMMUNICATIONS - 0.82%
Motorola, Inc.                                             61,000       1,100,440

CHEMICALS - 0.22%
Eastman Chemical Company                                    6,150         292,433

COMPUTERS & BUSINESS EQUIPMENT - 4.28%
Hewlett-Packard Company                                   133,000       2,493,750
Ingram Micro, Inc., Class A *                              27,000         434,700
Tech Data Corp. * (a)                                      34,000       1,310,700
Xerox Corp. * (a)                                         106,000       1,492,480
                                                                     ------------
                                                                        5,731,630

CONTAINERS & GLASS - 0.89%
Ball Corp.                                                 32,000       1,197,760

COSMETICS & TOILETRIES - 0.94%

The Gillette Company                                       30,000       1,252,200

CRUDE PETROLEUM & NATURAL GAS - 9.06%
Amerada Hess Corp. (a)                                     17,000       1,513,000
Burlington Resources, Inc.                                 41,000       1,672,800
ChevronTexaco Corp.                                        73,000       3,915,720
Devon Energy Corp.                                         24,000       1,704,240
Occidental Petroleum Corp.                                 33,000       1,845,690
Sunoco, Inc. (a)                                           20,000       1,479,600
                                                                     ------------
                                                                       12,131,050

ELECTRICAL EQUIPMENT - 3.33%
General Electric Company                                  133,000       4,466,140

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES - 3.42%
Duke Energy Corp.                                          57,000    $  1,304,730
Edison International                                       54,000       1,431,540
Northeast Utilities                                        11,350         220,076
TXU Corp.                                                  34,000       1,629,280
                                                                     ------------
                                                                        4,585,626

ELECTRONICS - 0.15%
Arrow Electronics, Inc. *                                   9,150         206,607

FINANCIAL SERVICES - 6.30%
Bear Stearns Companies, Inc.                               16,000       1,538,720
Citigroup, Inc.                                           100,000       4,412,000
Countrywide Financial Corp.                                48,000       1,890,720
J.P. Morgan Chase & Company                                15,000         595,950
                                                                     ------------
                                                                        8,437,390

FOOD & BEVERAGES - 1.20%
The Pepsi Bottling Group, Inc.                             24,000         651,600
Tyson Foods, Inc., Class A                                 60,000         961,200
                                                                     ------------
                                                                        1,612,800

FUNERAL SERVICES - 0.16%
Service Corp. International *                              35,000         217,350

GAS & PIPELINE UTILITIES - 1.18%
Dynegy, Inc., Class A * (a)                                63,200         315,368
Williams Companies, Inc.                                  105,000       1,270,500
                                                                     ------------
                                                                        1,585,868

HEALTHCARE PRODUCTS - 1.05%
Bausch & Lomb, Inc.                                         4,000         265,800
Becton, Dickinson & Company                                22,000       1,137,400
                                                                     ------------
                                                                        1,403,200

HEALTHCARE SERVICES - 1.91%
Humana, Inc. *                                             69,000       1,378,620
PacifiCare Health Systems, Inc.                            32,000       1,174,400
                                                                     ------------
                                                                        2,553,020

HOMEBUILDERS - 0.21%
M.D.C. Holdings, Inc. (a)                                   3,915         286,187

HOTELS & RESTAURANTS - 2.59%
McDonald's Corp.                                           74,000       2,074,220
Starwood Hotels & Resorts Worldwide, Inc.                  30,000       1,392,600
                                                                     ------------
                                                                        3,466,820

HOUSEHOLD APPLIANCES - 1.93%
Black & Decker Corp.                                       17,000       1,316,480
Whirlpool Corp. (a)                                        21,000       1,261,890
                                                                     ------------
                                                                        2,578,370

INDUSTRIAL MACHINERY - 1.05%
Cummins, Inc. (a)                                          19,000       1,403,910

INSURANCE - 15.92%
American Financial Group, Inc. (a)                          8,375         250,329
Anthem, Inc. * (a)                                         17,000       1,483,250
Aon Corp.                                                  51,000       1,465,740
Chubb Corp.                                                22,000       1,546,160
CIGNA Corp.                                                22,000       1,531,860
Cincinnati Financial Corp.                                 30,000       1,236,600
Fidelity National Financial, Inc.                          35,000       1,333,500
Lincoln National Corp.                                     31,000       1,457,000
Loews Corp. (a)                                            25,000       1,462,500
MBIA, Inc.                                                  4,250         247,392
MetLife, Inc.                                              37,000       1,430,050
MGIC Investment Corp.                                      13,000         865,150
Nationwide Financial Services, Inc.,
   Class A (a)                                              7,000         245,770
Prudential Financial, Inc.                                 36,000       1,693,440
SAFECO Corp. (a)                                           29,000       1,323,850
The Allstate Corp.                                         41,000       1,967,590
The PMI Group, Inc.                                        11,000         446,380
UNUMProvident Corp. (a)                                    85,000       1,333,650
                                                                     ------------
                                                                       21,320,211

INTERNATIONAL OIL - 3.27%
Anadarko Petroleum Corp.                                   26,000       1,725,360
ConocoPhillips                                             32,000       2,651,200
                                                                     ------------
                                                                        4,376,560

MANUFACTURING - 1.97%
Rockwell Automation, Inc                                   34,000       1,315,800
The Stanley Works (a)                                      31,000       1,318,430
                                                                     ------------
                                                                        2,634,230

MINING - 1.10%
Phelps Dodge Corp.                                         16,000       1,472,480

PAPER - 2.08%
Georgia-Pacific Corp.                                      42,000       1,509,900
Temple-Inland, Inc.                                        19,000       1,275,850
                                                                     ------------
                                                                        2,785,750

PETROLEUM SERVICES - 4.84%
Exxon Mobil Corp.                                         101,000       4,881,330
Valero Energy Corp.                                        20,000       1,604,200
                                                                     ------------
                                                                        6,485,530

PHOTOGRAPHY - 1.15%
Eastman Kodak Company (a)                                  48,000       1,546,560

RAILROADS & EQUIPMENT - 1.20%
Norfolk Southern Corp.                                     54,000       1,605,960

RETAIL TRADE - 7.86%
American Eagle Outfitters, Inc.                            36,000       1,326,600
Barnes & Noble, Inc. *                                      6,850         253,450
Borders Group, Inc. (a)                                    44,100       1,093,680
Claire's Stores, Inc.                                       6,475         162,134
Costco Wholesale Corp.                                     41,000       1,703,960
Home Depot, Inc.                                           38,000       1,489,600
J.C. Penney Company, Inc.                                  41,000       1,446,480
Limited Brands                                             69,000       1,538,010

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Nordstrom, Inc.                                            33,000    $  1,261,920
Rite Aid Corp. * (a)                                       72,000         253,440
                                                                     ------------
                                                                       10,529,274

SEMICONDUCTORS - 0.52%
Atmel Corp. * (a)                                         192,000         695,040

SOFTWARE - 0.94%
Autodesk, Inc.                                             26,000       1,264,380

STEEL - 2.19%
Nucor Corp. (a)                                            16,000       1,461,920
United States Steel Corp.                                  39,000       1,467,180
                                                                     ------------
                                                                        2,929,100

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.92%
Avaya, Inc. *                                              70,000         975,800
Lucent Technologies, Inc. * (a)                           501,000       1,588,170
Tellabs, Inc. * (a)                                       146,000       1,341,740
                                                                     ------------
                                                                        3,905,710

TOBACCO - 1.02%
UST, Inc.                                                  34,000       1,368,840

TRUCKING & FREIGHT - 0.15%
Ryder Systems, Inc. (a)                                     4,150         195,216
                                                                     ------------
TOTAL COMMON STOCKS (Cost $122,799,649)                              $130,578,623
                                                                     ------------
SHORT TERM INVESTMENTS - 11.37%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $  15,223,644    $ 15,223,644
                                                                     ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $15,223,644)                                                   $ 15,223,644
                                                                     ------------
REPURCHASE AGREEMENTS - 2.13%
Repurchase Agreement with State Street              $   2,856,000    $  2,856,000
  Corp. dated 09/30/2004 at 0.65% to
  be repurchased at $2,856,052 on
  10/01/2004, collateralized by
  $1,985,000 U.S. Treasury Bonds,
  8.75% due 08/15/2020 (valued at
  $2,914,228, including interest).

TOTAL REPURCHASE AGREEMENTS
                                                                     ------------
(Cost $2,856,000)                                                    $  2,856,000
                                                                     ------------
TOTAL INVESTMENTS (LARGE CAP VALUE TRUST)
  (COST $140,879,293) - 110.99%                                      $148,658,267
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.99)%                      (14,719,313)
                                                                     ------------
TOTAL NET ASSETS - 100.00%                                           $133,938,954
                                                                     ============

CLASSIC VALUE TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS - 96.06%

AEROSPACE - 4.22%
Boeing Company                                              8,300    $    428,446

AUTO PARTS - 3.32%
Johnson Controls, Inc.                                      5,925         336,599

BANKING - 4.00%
Bank of America Corp.                                       4,800         207,984
Comerica, Inc. (a)                                          3,325         197,339
                                                                     ------------
                                                                          405,323

BUSINESS SERVICES - 2.12%
Cendant Corp.                                               9,975         215,460

COMPUTERS & BUSINESS EQUIPMENT - 4.90%
Hewlett-Packard Company                                    26,475         496,406

ELECTRICAL UTILITIES - 3.18%
Wisconsin Energy Corp.                                     10,100         322,190

ENERGY - 1.17%
SCANA Corp. (a)                                             3,175         118,555

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 3.89%
Federal Home Loan Mortgage Corp.                            6,050         394,702

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 3.14%

Federal National Mortgage Association                       5,025         318,585

FINANCIAL SERVICES - 8.98%
CIT Group, Inc.                                             7,300         272,947
Citigroup, Inc.                                             6,650         293,398
Morgan Stanley                                              6,975         343,867
                                                                     ------------
                                                                          910,212

FOOD & BEVERAGES - 3.78%
Sara Lee Corp.                                             16,750         382,905

HEALTHCARE SERVICES - 4.18%
HCA, Inc.                                                   4,925         187,889
McKesson Corp.                                              9,200         235,980
                                                                     ------------
                                                                          423,869

HOUSEHOLD APPLIANCES - 4.00%
Whirlpool Corp.                                             6,750         405,608

INSURANCE - 23.34%
Aon Corp. (a)                                              11,550         331,947
CIGNA Corp.                                                 3,825         266,335
Loews Corp.                                                 3,975         232,538
MBIA, Inc.                                                  4,700         273,587
MetLife, Inc.                                              10,800         417,420
Radian Group, Inc. (a)                                      2,800         129,444
The Allstate Corp.                                          5,350         256,746
Torchmark, Inc.                                             3,400         180,812
XL Capital, Ltd., Class A                                   3,750         277,462
                                                                     ------------
                                                                        2,366,291

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CLASSIC VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS (CONTINUED)

INTERNATIONAL OIL - 3.25%
ConocoPhillips                                              3,975    $    329,329

PETROLEUM SERVICES - 3.23%
BP PLC-sponsored ADR                                        5,700         327,921

PHARMACEUTICALS - 3.45%
Bristol-Myers Squibb Company                               14,800         350,316

RAILROADS & EQUIPMENT - 3.26%
Union Pacific Corp.                                         5,650         331,090

RETAIL TRADE - 2.55%
RadioShack Corp.                                            9,025         258,476

SOFTWARE - 4.93%
Computer Associates International, Inc.                    19,000         499,700

TOBACCO - 1.17%
Altria Group, Inc.                                          2,525         118,776
                                                                     ------------
TOTAL COMMON STOCKS (Cost $9,657,856)                                $  9,740,759
                                                                     ------------
SHORT TERM INVESTMENTS - 5.05%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $     511,745    $    511,745
                                                    -------------    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $511,745)                                                      $    511,745
                                                                     ------------
REPURCHASE AGREEMENTS - 6.47%
Repurchase Agreement with State Street              $     656,000    $    656,000
  Corp. dated 09/30/2004 at 0.65% to
  be repurchased at $656,012 on
  10/01/2004, collateralized by
  $540,000 U.S. Treasury Bonds, 6.625%
  due 02/15/2027 (valued at $671,034,
  including interest).

TOTAL REPURCHASE AGREEMENTS
(Cost $656,000)                                                      $    656,000
                                                                     ------------
TOTAL INVESTMENTS (CLASSIC VALUE TRUST)
  (COST $10,825,601) - 107.58%                                       $ 10,908,504
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.58)%                          (768,847)
                                                                     ------------
TOTAL NET ASSETS - 100.00%                                           $ 10,139,657
                                                                     ============

UTILITIES TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS - 86.69%

BROADCASTING - 7.51%
Citadel Broadcasting Corp. * (a)                           44,100    $    565,362
Clear Channel Communications, Inc.                         19,780         616,543
Cox Communications, Inc., Class A *                        13,910         460,838
Cox Radio, Inc., Class A * (a)                             28,640         427,309
Fox Entertainment Group, Inc., Class A *                   18,500         513,190
Grupo Televisa SA, ADR                                     19,000       1,001,870
Radio One, Inc., Class A *                                  6,400          91,456
TV Azteca SA de CV, ADR (a)                                85,870         869,004
Viacom, Inc., Class B                                      36,280       1,217,557
                                                                     ------------
                                                                        5,763,129

BUSINESS SERVICES - 0.28%
R.H. Donnelley Corp. *                                      4,300         212,248

CABLE AND TELEVISION - 5.20%
Cablevision Systems New York Group,
   Class A * (a)                                           42,500         861,900
Comcast Corp., Class A *                                    2,700          76,248
Comcast Corp.-Special Class A *                            65,920       1,840,486
EchoStar Communications Corp., Class A *                   22,240         692,109
Rogers Communications, Inc. *                               1,800          36,406
Time Warner, Inc. *                                        30,100         485,814
                                                                     ------------
                                                                        3,992,963

CELLULAR COMMUNICATIONS - 7.36%
Alamosa Holdings, Inc. * (a)                               42,080         321,491
America Movil S.A. de C.V., Series L, ADR                  49,760       1,942,133
KT Freetel *                                               29,920         484,592
Rogers Wireless Communications, Inc. *                      4,700         146,953
SK Telecom Company, Ltd., ADR (a)                          33,000         641,850
Vodafone Group PLC *                                      884,570       2,117,066
                                                                     ------------
                                                                        5,654,085

CRUDE PETROLEUM & NATURAL GAS - 0.05%
Devon Energy Corp.                                            500          35,505
DOMESTIC OIL - 0.43%
Chesapeake Energy Corp. *                                  50,000          54,625

Enterprise Products Operating LP *                        253,000         271,440
                                                                     ------------
                                                                          326,065

ELECTRICAL EQUIPMENT - 0.62%
CPFL Energia SA, ADR *                                     27,410         479,127

ELECTRICAL UTILITIES - 29.25%
Calpine Corp. *                                            20,860          60,494
Cinergy Corp.                                              32,190       1,274,724
Constellation Energy Group, Inc.                           33,441       1,332,289
Dominion Resources, Inc.                                   19,970       1,303,043
E.ON AG *                                                  18,890       1,393,326
Endesa SA *                                                40,160         764,487
Enel SPA *                                                143,820       1,175,112
Enersis SA, ADR                                           100,800         729,792
Entergy Corp.                                              44,530       2,698,963
Exelon Corp.                                               74,940       2,749,549
International Power PLC *                                  79,542         208,363
NRG Energy, Inc. *                                         24,500         660,030
PG&E Corp. *                                               63,520       1,931,008
PPL Corp.                                                  40,520       1,911,734
Red Electrica De Espana *                                  21,400         389,301
Reliant Energy, Inc. *                                     46,110         430,206

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
The AES Corp. *                                           174,400    $  1,742,256
TXU Corp.                                                  31,960       1,531,523
Westar Energy, Inc.                                         8,600         173,720
                                                                     ------------
                                                                       22,459,920

ENERGY - 3.26%
Energen Corp.                                                 700          36,085
MDU Resources Group, Inc.                                  41,780       1,100,067
SCANA Corp. (a)                                             9,200         343,528
Sempra Energy                                              28,330       1,025,263
                                                                     ------------
                                                                        2,504,943

GAS & PIPELINE UTILITIES - 10.80%
AGL Resources, Inc.                                        44,420       1,366,803
El Paso Corp.                                              45,100         414,469
Enagas *                                                  131,840       1,576,550
Equitable Resources, Inc.                                  20,780       1,128,562
Kinder Morgan, Inc.                                        18,029       1,132,582
NiSource, Inc.                                             25,930         544,789
ONEOK, Inc.                                                29,310         762,646
Questar Corp.                                               8,990         411,922
Severn Trent PLC *                                         29,200         463,963
Snam Rete Gas SpA *                                        48,300         233,309
Southern Union Company *                                   12,700         260,350
                                                                     ------------
                                                                        8,295,945

INDUSTRIAL MACHINERY - 0.33%
Cooper Cameron Corp. *                                      4,600         252,264

INTERNATIONAL OIL - 1.05%
EnCana Corp. - CAD *                                        6,100         281,316
Noble Corp. *                                              11,740         527,713
                                                                     ------------
                                                                          809,029

LEISURE TIME - 0.48%
The Walt Disney Company                                    16,400         369,820

PETROLEUM SERVICES - 3.18%
GlobalSantaFe Corp.                                        12,940         396,611
Halliburton Company                                        41,080       1,383,985
Pride International, Inc. *                                33,500         662,965
                                                                     ------------
                                                                        2,443,561

POLLUTION CONTROL - 0.87%
Suez SA *                                                  31,300         670,841

PUBLISHING - 0.54%
Dex Media, Inc. *                                          19,690         416,837

SANITARY SERVICES - 2.81%
AWG PLC *                                                  33,420         414,289
United Utilities PLC, Class A *                            70,000         464,911
United Utilities PLC *                                     19,400         195,026
Veolia Environnement *                                     37,613       1,082,177
                                                                     ------------
                                                                        2,156,403

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.39%
Citizens Communications Company (a)                        80,500       1,077,895
Crown Castle International Corp. *                         13,481         200,597
Deutsche Telekom AG *                                      56,670       1,051,327
Hanaro Telecom, Inc. *                                    103,600         287,903
NTL, Inc.                                                   5,700         353,799
SBC Communications, Inc.                                   21,300         552,735
SK Telecom Company, Ltd., ADR *                             1,300         198,133
Spectrasite, Inc. *                                         9,600         446,400
Telecom Corporation Of New Zealand                         23,200         737,992
                                                                     ------------
                                                                        4,906,781

TELEPHONE - 6.28%
Brasil Telecom Participacoes SA, ADR (a)                   23,400         758,160
Koninklijke (Royal) KPN NV *                              103,630         775,956
Sprint Corp. (FON Group)                                   73,885       1,487,305
Telefonica SA *                                            80,220       1,200,339
Verizon Communications, Inc.                               15,300         602,514
                                                                     ------------
                                                                        4,824,274
                                                                     ------------
TOTAL COMMON STOCKS (Cost $59,175,252)                               $ 66,573,740
                                                                     ------------
PREFERRED STOCKS - 2.58%

BROADCASTING - 1.50%
The News Corp., Ltd., ADR                                  36,660       1,148,558

ELECTRICAL UTILITIES - 0.71%
AES Trust III (a)                                           6,180         273,712
Public Service Enterprise Group, Inc.                       4,600         269,330
                                                                     ------------
                                                                          543,042

ENERGY - 0.29%
Sempra Energy                                               7,280         225,389

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.08%
Crown Castle International Corp.                            1,400          64,750
                                                    -------------    ------------
TOTAL PREFERRED STOCKS (Cost $1,908,468)                             $  1,981,739
                                                                     ------------
CORPORATE BONDS - 4.48%

BROADCASTING - 0.01%
Continental Cablevision, Inc.
  9.50% due 08/01/2013                              $       8,000           8,761

CABLE AND TELEVISION - 0.21%
Rogers Cable, Inc.
  5.50% due 03/15/2014                                    175,000         161,000

CELLULAR COMMUNICATIONS - 0.39%
American Tower Corp.
  7.25% due 12/01/2011                                    290,000         301,600

ELECTRICAL EQUIPMENT - 0.24%
Allegheny Energy Supply Company, LLC
  8.25 due 04/15/2012                                     165,000         182,325

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES - 2.86%
AES Corp.
  8.875% due 02/15/2011                             $     248,000    $    275,900
  9.00% due 05/15/2015                                     80,000          90,200
Beaver Valley Funding Corp.
  9.00% due 06/01/2017                                    102,000         119,190
Calpine Corp.
  8.75% due 07/15/2013 (a)                                280,000         211,400
DPL, Inc.
  6.875% due 09/01/2011                                   295,000         312,700
Empresa Nacional De Electricidad
  8.35% due 08/01/2013                                    433,000         483,338
Enersis SA
  7.375% due 01/15/2014                                   227,000         237,922
PSEG Energy Holdings LLC
  7.75% due 04/16/2007                                     66,000          70,455
  8.625% due 02/15/2008                                   176,000         194,040
Reliant Resources, Inc.
  9.25% due 07/15/2010                                    185,000         198,644
                                                                     ------------
                                                                        2,193,789

ENERGY - 0.47%
NRG Energy, Inc.
  8.00% due 12/15/2013                                    340,000         364,225

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.30%
Citizens Communications Company
  9.00% due 08/15/2031                                     93,000          94,976
  9.25% due 05/15/2011                                    125,000         137,500
                                                                     ------------
                                                                          232,476
                                                                     ------------
TOTAL CORPORATE BONDS (Cost $3,342,301)                              $  3,444,176
                                                                     ------------
SHORT TERM INVESTMENTS - 9.76%
Federal Home Loan Bank Consolidated
  Discount Notes
  1.65% due 10/01/2004                              $   3,521,000    $  3,521,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                                   3,971,320       3,971,320
                                                    -------------    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $7,492,320)                                                    $  7,492,320
                                                                     ------------
TOTAL INVESTMENTS (UTILITIES TRUST)
(COST $71,918,340) - 103.51%                                         $ 79,491,975
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.51)%                        (2,695,182)
                                                                     ------------
TOTAL NET ASSETS - 100.00%                                           $ 76,796,793
                                                                     ============

REAL ESTATE SECURITIES TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS - 98.22%

HOTELS & RESTAURANTS - 6.75%
Hilton Hotels Corp.                                     1,133,200    $ 21,349,488
La Quinta Corp. *                                       1,574,600      12,281,880
Starwood Hotels & Resorts Worldwide, Inc.                 456,900      21,209,298
                                                                     ------------
                                                                       54,840,666

REAL ESTATE - 91.47%
American Financial Realty Trust, REIT                     773,200      10,909,852
Amli Residential Properties Trust, REIT (a)                97,500       2,978,625
Apartment Investment & Management
  Company, Class A, REIT (a)                              570,500      19,841,990
Archstone-Smith Trust, REIT                               718,867      22,744,952
Arden Realty, Inc., REIT                                  407,700      13,282,866
Avalon Bay Communities, Inc., REIT                        457,400      27,544,628
BioMed Realty Trust, Inc., REIT                           295,600       5,199,604
Brandywine Realty Trust, REIT                             181,800       5,177,664
BRE Properties, Inc., Class A, REIT                       269,300      10,327,655
Brookfield Properties Corp.                               497,100      16,036,446
Capital Automotive, REIT                                  125,300       3,918,131
CarrAmerica Realty Corp., REIT                            217,800       7,122,060
Catellus Development Corp., REIT                          721,578      19,129,033
Colonial Properties Trust, REIT                           101,600       4,086,352
Commercial Net Lease Realty, REIT (a)                     171,600       3,126,552
Crescent Real Estate Equities Company, REIT               629,700       9,911,478
CRT Properties, Inc., REIT (a)                            157,700       3,382,665
Developers Diversified Realty Corp., REIT                 371,100      14,528,565
Duke Realty Corp., REIT                                   709,200      23,545,440
Entertainment Properties Trust, REIT                       78,200       2,955,960
Equity Office Properties Trust, REIT                    1,470,900      40,082,025
Equity One, Inc., REIT                                    278,000       5,454,360
Equity Residential, REIT                                1,536,500      47,631,500
Federal Realty Investment Trust, REIT                     351,300      15,457,200
Gables Residential Trust, REIT (a)                        105,500       3,602,825
General Growth Properties, Inc., REIT                     455,700      14,126,700
Glenborough Realty Trust, Inc., REIT                      193,900       4,027,303
Healthcare Realty Trust, Inc., REIT                       195,400       7,628,416
Heritage Property Investment Trust, REIT (a)              184,700       5,387,699
Highwoods Properties, Inc., REIT (a)                      371,000       9,130,310
Home Properties, Inc., REIT                               137,500       5,439,500
Host Marriott Corp., REIT *                             1,172,000      16,443,160
Inland Real Estate Corp., REIT                            547,700       8,023,805
Lexington Corporate Property Trust, REIT                  276,400       6,000,644
Liberty Property Trust, REIT                              576,299      22,959,752
Mack-California Realty Corp., REIT                        370,300      16,404,290
National Health Investments, Inc., REIT                   222,394       6,324,885
Nationwide Health Properties, Inc., REIT                  416,453       8,641,400
One Liberty Properties, Inc., REIT (a)                     95,300       1,720,165
Pan Pacific Retail Properties, Inc., REIT (a)             271,900      14,709,790
Pennsylvania Real Estate
  Investment Trust, REIT (a)                              238,985       9,239,160
ProLogis, REIT                                            807,100      28,442,204

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE SECURITIES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
PS Business Parks, Inc., REIT                             328,500    $ 13,090,725
Public Storage, Inc., REIT (a)                            349,900      17,337,545
Realty Income Corp., REIT (a)                             124,500       5,606,235
Reckson Associates Realty Corp., REIT                     242,600       6,974,750
Regency Centers Corp., REIT                               367,800      17,099,022
Rouse Company, REIT                                       266,700      17,836,896
Senior Housing Properties Trust, REIT                     439,200       7,826,544
Simon Property Group, Inc., REIT                        1,370,500      73,499,915
Summit Properties, Inc., REIT                             145,500       3,935,775
Sun Communities, Inc., REIT                               116,200       4,553,878
Taubman Centers, Inc., REIT                               183,500       4,739,805
The Mills Corp., REIT                                      76,100       3,947,307
Trizec Properties, Inc., REIT                             612,300       9,778,431
Universal Health Realty Income Trust, REIT                 70,400       2,133,120
Ventas, Inc., REIT                                        401,900      10,417,248
Vornado Realty Trust, REIT                                331,200      20,759,616
Winston Hotels, Inc., REIT (a)                             86,700         927,690
                                                                     ------------
                                                                      743,092,113
                                                                     ------------
TOTAL COMMON STOCKS (Cost $696,842,445)                              $797,932,779
                                                                     ------------
SHORT TERM INVESTMENTS - 5.12%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $  41,582,432    $ 41,582,432
                                                    -------------    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $41,582,432)                                                   $ 41,582,432
                                                                     ------------
REPURCHASE AGREEMENTS - 1.63%
Repurchase Agreement with State Street              $  13,278,000    $ 13,278,000
  Corp. dated 09/30/2004 at 0.65% to
  be repurchased at $13,278,240 on
  10/01/2004, collateralized by
  $9,895,000 U.S. Treasury Bonds,
  7.625% due 02/15/2025 (valued at
  $13,546,878 , including interest).

TOTAL REPURCHASE AGREEMENTS
(Cost $13,278,000)                                                   $ 13,278,000
TOTAL INVESTMENTS (REAL ESTATE SECURITIES TRUST)
  (COST $751,702,877) - 104.97%                                      $852,793,211
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.97)%                       (40,414,878)
                                                                     ------------
TOTAL NET ASSETS - 100.00%                                           $812,378,333
                                                                     ============

SMALL CAP OPPORTUNITIES TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS - 95.90%

AEROSPACE - 1.57%
Alliant Techsystems, Inc. *                                45,000    $  2,722,500

AIR FREIGHT - 0.42%
ExpressJet Holdings, Inc. * (a)                            72,100         721,721

APPAREL & TEXTILES - 0.65%
Quiksilver, Inc. *                                         44,500       1,131,190

AUTO PARTS - 4.72%
American Axle & Manufacturing Holdings, Inc.              117,200       3,429,272
BorgWarner, Inc.                                           61,000       2,640,690
China Yuchai International, Ltd.                           58,975         821,522
Noble International, Ltd. (a)                              69,500       1,269,765
                                                                     ------------
                                                                        8,161,249

AUTO SERVICES - 1.01%
ADESA, Inc. *                                              45,800         752,494
Spartan Motors, Inc. (a)                                   71,200         999,648
                                                                     ------------
                                                                        1,752,142

AUTOMOBILES - 0.79%
United Auto Group, Inc.                                    54,500       1,367,405

BANKING - 0.91%
Prosperity Bancshares, Inc. (a)                            27,500         734,800
UCBH Holdings, Inc.                                        21,500         840,005
                                                                     ------------
                                                                        1,574,805

CHEMICALS - 0.55%
Minerals Technologies, Inc.                                16,200         953,532

COMPUTERS & BUSINESS EQUIPMENT - 2.64%
CACI International, Inc., Class A *                        53,200       2,807,896
Digi International, Inc. *                                153,700       1,756,791
                                                                     ------------
                                                                        4,564,687

CONSTRUCTION & MINING EQUIPMENT - 1.41%
Pason Systems, Inc.                                        99,400       2,440,907

CONSTRUCTION MATERIALS - 1.28%
Universal Forest Products, Inc. (a)                        64,790       2,215,818

CONTAINERS & GLASS - 0.57%
Jarden Corp. (a)                                           27,000         985,230

CRUDE PETROLEUM & NATURAL GAS - 1.05%
Cimarex Energy Company *                                   28,775       1,005,398
Unit Corp. *                                               23,000         806,840
                                                                     ------------
                                                                        1,812,238

DOMESTIC OIL - 1.62%
Magnum Hunter Resources, Inc. *                            70,125         809,242
Oil States International, Inc. *                           45,100         843,370
TETRA Technologies, Inc. *                                 36,850       1,144,193
                                                                     ------------
                                                                        2,796,805

ELECTRICAL EQUIPMENT - 1.73%
AMETEK, Inc.                                               74,450       2,257,324
Craftmade International, Inc. (a)                          36,825         726,925
                                                                     ------------
                                                                        2,984,249

ELECTRICAL UTILITIES - 0.29%
Allete, Inc. *                                             15,266         496,145

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS (CONTINUED)

ELECTRONICS - 0.86%
TTM Technologies, Inc. * (a)                              166,800    $  1,482,852

ENERGY - 2.26%
Headwaters, Inc. * (a)                                     28,175         869,481
New Jersey Resources Corp.                                 27,100       1,121,940
Southwestern Energy Company *                              45,800       1,923,142
                                                                     ------------
                                                                        3,914,563

FINANCIAL SERVICES - 9.39%
Accredited Home Lenders Holding Company * (a)             100,175       3,858,741
Ace Cash Express, Inc. * (a)                               30,000         781,200
Affiliated Managers Group, Inc. (a)                        40,900       2,189,786
Asset Acceptance Capital Corp. * (a)                       67,075       1,138,263
Commercial Capital Bancorp, Inc.                          108,500       2,461,865
Friedman, Billings, Ramsey Group, Inc. (a)                121,400       2,318,740
New Century Financial Corp. (a)                            58,050       3,495,771
                                                                     ------------
                                                                       16,244,366

FOOD & BEVERAGES - 1.06%
Constellation Brands, Inc., Class A *                      48,000       1,826,880

HEALTHCARE PRODUCTS - 5.37%
Kensey Nash Corp. * (a)                                    36,400         953,316
Merit Medical Systems, Inc. (a)                           181,777       2,746,651
Orthofix International N.V. * (a)                          48,575       1,668,551
Owens & Minor, Inc.                                        32,700         830,580
Polymedica Corp. (a)                                       54,400       1,675,520
Respironics, Inc. *                                        26,300       1,405,472
                                                                     ------------
                                                                        9,280,090

HEALTHCARE SERVICES - 1.50%
ICON PLC, ADR *                                            57,550       1,893,971
Odyssey Healthcare, Inc. * (a)                             39,700         704,675
                                                                     ------------
                                                                        2,598,646

HOMEBUILDERS - 5.05%
Dominion Homes, Inc. * (a)                                 27,125         646,117
Pulte Homes, Inc.                                          61,475       3,772,721
Ryland Group, Inc.                                         46,600       4,317,956
                                                                     ------------
                                                                        8,736,794

HOTELS & RESTAURANTS - 1.64%
RARE Hospitality International, Inc. *                     35,100         935,415
Ruby Tuesday, Inc.                                         68,150       1,899,341
                                                                     ------------
                                                                        2,834,756

INDUSTRIAL MACHINERY - 2.35%
Actuant Corp., Class A                                     25,525       1,051,885
FMC Technologies, Inc. *                                   61,150       2,042,410
Graco, Inc.                                                28,900         968,150
                                                                     ------------
                                                                        4,062,445

INSURANCE - 3.93%
Arthur J. Gallagher & Company                              50,500       1,673,065
Hub International, Ltd.                                    47,100         851,568
RenaissanceRe Holdings, Ltd.                               33,500       1,727,930
RLI Corp. (a)                                              33,700       1,265,435
Scottish Re Group, Ltd. (a)                                60,375       1,278,139
                                                                     ------------
                                                                        6,796,137

INTERNET SERVICE PROVIDER - 0.21%
United Online, Inc. (a)                                    38,500         370,370

INVESTMENT COMPANIES - 2.73%
iShares Russell 2000 Index Fund (a)                         5,075         577,789
iShares Russell 2000 Value Index Fund (a)                  16,125       2,768,501
MCG Capital Corp. (a)                                      79,150       1,374,044
                                                                     ------------
                                                                        4,720,334

LEISURE TIME - 1.19%
Penn National Gaming, Inc. *                               50,800       2,052,320

MANUFACTURING - 1.76%
AptarGroup, Inc.                                           21,400         940,958
Carlisle Companies, Inc.                                   32,975       2,108,092
                                                                     ------------
                                                                        3,049,050

MEDICAL-HOSPITALS - 0.40%
VCA Antech, Inc. *                                         33,800         697,294

METAL & METAL PRODUCTS - 0.95%
Matthews International Corp., Class A                      20,900         708,092
Metals USA, Inc. * (a)                                     52,575         932,681
                                                                     ------------
                                                                        1,640,773

MINING - 0.92%
AMCOL International Corp. (a)                              83,400       1,594,608

MOBILE HOMES - 2.05%
Thor Industries, Inc. (a)                                  53,575       1,418,130
Winnebago Industries, Inc. (a)                             61,550       2,132,092
                                                                     ------------
                                                                        3,550,222

PETROLEUM SERVICES - 0.26%
Key Energy Services, Inc. *                                40,900         451,945

PLASTICS - 0.79%
Spartech Corp.                                             54,800       1,375,480

RAILROADS & EQUIPMENT - 1.87%
Genesee & Wyoming, Inc., Class A                          127,450       3,227,034

REAL ESTATE - 14.49%
American Home Mortgage Investment Corp.,
  REIT (a)                                                132,375       3,699,881
Anthracite Capital, Inc., REIT (a)                         67,200         747,264
Anworth Mortgage Asset Corp., REIT                         94,200       1,071,996
Ashford Hospitality Trust, Inc., REIT                     150,450       1,414,230
Corporate Office Properties Trust, REIT                    49,350       1,264,347
Correctional Properties Trust, REIT                        26,025         710,482
Highland Hospitality Corp., REIT                           74,300         847,020
Impac Mortgage Holdings, Inc., REIT                       143,200       3,766,160
Luminent Mortgage Capital, Inc., REIT (a)                 103,100       1,307,308
New Century Financial Corp., REIT *                         7,100         427,562
Newcastle Investment Corp., REIT (a)                       89,325       2,742,278

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
RAIT Investment Trust, REIT (a)                            50,575    $  1,383,226
Redwood Trust, Inc., REIT (a)                              18,250       1,139,165
Saxon Capital, Inc., REIT *                                97,406       2,094,229
The Mills Corp., REIT                                      47,200       2,448,264
                                                                     ------------
                                                                       25,063,412

RETAIL GROCERY - 0.41%
United Natural Foods, Inc.                                 26,500         704,900

RETAIL TRADE - 3.06%
Guitar Center, Inc. *                                      28,125       1,217,812
Hibbett Sporting Goods, Inc.                               49,000       1,004,010
Ritchie Brothers Auctioneers, Inc.                         29,800         913,370
School Specialty, Inc. *                                   31,600       1,245,356
Sonic Automative, Inc. (a)                                 45,100         904,255
                                                                     ------------
                                                                        5,284,803

SEMICONDUCTORS - 2.51%
Diodes, Inc. (a)                                           94,300       2,429,168
Sigmatel, Inc. * (a)                                       48,500       1,028,685
White Electronic Designs Corp. * (a)                      179,000         877,100
                                                                     ------------
                                                                        4,334,953

SOFTWARE - 1.46%
Manhattan Associates, Inc. *                               26,400         644,688
Websense, Inc. *                                           44,975       1,874,108
                                                                     ------------
                                                                        2,518,796

TRANSPORTATION - 0.85%
Golar LNG, Ltd. * (a)                                      93,900       1,468,596

TRUCKING & FREIGHT - 5.37%
Landstar Systems, Inc.                                     27,300       1,601,964
Old Dominion Freight Lines, Inc.                           90,100       2,595,781
Oshkosh Truck Corp.                                        49,700       2,835,882
Overnite Corp.                                             71,800       2,256,674
                                                                     ------------
                                                                        9,290,301
                                                                     ------------
TOTAL COMMON STOCKS (Cost $143,914,920)                              $165,853,343
                                                                     ------------
SHORT TERM INVESTMENTS - 19.63%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $  33,939,283    $ 33,939,283
                                                    -------------    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $33,939,283)                                                   $ 33,939,283
                                                                     ------------
REPURCHASE AGREEMENTS - 4.73%
Repurchase Agreement with State Street              $   8,174,000    $  8,174,000
  Corp. dated 09/30/2004 at .65% to be
  repurchased at $8,174,148 on
  10/01/2004, collateralized by
  $6,010,000 U.S. Treasury Bonds,
  8.125% due 08/15/2019 (valued at
  $8,338,875, including interest).

TOTAL REPURCHASE AGREEMENTS                                          ------------
(Cost $8,174,000)                                                    $  8,174,000
                                                                     ------------
TOTAL INVESTMENTS (SMALL CAP OPPORTUNITIES TRUST)
  (COST $186,028,203) - 120.26%                                      $207,966,626
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.26)%                      (35,031,920)
                                                                     ------------
TOTAL NET ASSETS - 100.00%                                           $172,934,706
                                                                     ============

SMALL COMPANY VALUE TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS - 97.79%

AEROSPACE - 1.12%
EDO Corp. (a)                                             125,600    $  3,485,400
Woodward Governor Company (a)                              62,100       4,191,129
                                                                     ------------
                                                                        7,676,529

APPAREL & TEXTILES - 1.32%
Culp, Inc. * (a)                                          162,400       1,193,640
G & K Services, Class A                                   178,700       7,101,538
Unifi, Inc. * (a)                                         332,100         757,188
                                                                     ------------
                                                                        9,052,366

AUTO PARTS - 1.06%
TBC Corp. * (a)                                           328,100       7,329,754

AUTO SERVICES - 0.78%
Dollar Thrifty Automotive Group, Inc. * (a)               220,400       5,362,332

BANKING - 7.58%
East West Bancorp, Inc.                                   361,400      12,139,426
First Republic Bank (a)                                   246,600      11,343,600
Netbank, Inc. (a)                                         311,500       3,118,115
Silicon Valley Bancshares * (a)                           279,300      10,381,581
Texas Regional Bancshares, Inc., Class A (a)              487,080      15,143,317
                                                                     ------------
                                                                       52,126,039

BIOTECHNOLOGY - 1.72%
Exelixis, Inc. * (a)                                      358,000       2,885,480
Lexicon Genetics, Inc. *                                  513,200       3,381,988
Progress Software Corp. * (a)                             281,300       5,597,870
                                                                     ------------
                                                                       11,865,338

BROADCASTING - 0.96%
Saga Communications, Inc., Class A * (a)                  348,300       5,903,685
Sinclair Broadcast Group, Inc., Class A (a)                95,900         700,070
                                                                     ------------
                                                                        6,603,755

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION - 0.77%
ElkCorp (a)                                               191,200    $  5,307,712

BUSINESS SERVICES - 3.96%
Electro Rent Corp.                                        355,300       3,922,512
FTI Consulting, Inc. * (a)                                234,700       4,435,830
McGrath Rentcorp (a)                                      179,000       6,542,450
MPS Group, Inc. *                                         668,600       5,622,926
StarTek, Inc.                                              84,700       2,656,192
Wireless Facilities, Inc. * (a)                           586,600       4,088,602
                                                                     ------------
                                                                       27,268,512

CHEMICALS - 2.29%
Airgas, Inc.                                              273,100       6,573,517
Arch Chemicals, Inc. (a)                                  206,200       5,887,010
MacDermid, Inc. (a)                                       112,900       3,269,584
                                                                     ------------
                                                                       15,730,111

COMPUTERS & BUSINESS EQUIPMENT - 0.45%
Helix Technology Corp. (a)                                226,300       3,076,548

CONSTRUCTION & MINING EQUIPMENT - 1.02%
Carbo Ceramics, Inc.                                       97,000       6,997,580

CONSTRUCTION MATERIALS - 2.67%
Ameron International Corp. (a)                            100,800       3,316,320
Florida Rock Industries, Inc. (a)                         156,225       7,653,463
JLG Industries, Inc. (a)                                  442,000       7,425,600
                                                                     ------------
                                                                       18,395,383

DOMESTIC OIL - 3.16%
Forest Oil Corp. *                                        254,200       7,656,504
Magnum Hunter Resources, Inc. * (a)                       480,000       5,539,200
TETRA Technologies, Inc. *                                274,800       8,532,540
                                                                     ------------
                                                                       21,728,244

DRUGS & HEALTH CARE - 2.54%
Arrow International, Inc. (a)                             102,100       3,052,790
Bone Care International, Inc. *                           281,300       6,835,590
Diversa Corp. * (a)                                       409,500       3,419,325
Landauer, Inc. (a)                                         89,600       4,204,928
                                                                     ------------
                                                                       17,512,633

ELECTRICAL EQUIPMENT - 1.98%
C & D Technologies, Inc. (a)                              234,700       4,463,994
Littelfuse, Inc. * (a)                                    188,744       6,517,330
Methode Electronics, Inc., Class A (a)                    205,800       2,632,182
                                                                     ------------
                                                                       13,613,506

ELECTRICAL UTILITIES - 2.24%
Black Hills Corp.                                         186,400       5,178,192
Cleco Corp. (a)                                           206,500       3,560,060
El Paso Electric Company *                                237,500       3,816,625
Otter Tail Corp. (a)                                      112,100       2,858,550
                                                                     ------------
                                                                       15,413,427

ELECTRONICS - 2.85%
Analogic Corp. (a)                                         57,100       2,380,499
Belden CDT, Inc (a)                                       300,350       6,547,630
Franklin Electric, Inc. (a)                               270,500      10,711,800
                                                                     ------------
                                                                       19,639,929

FINANCIAL SERVICES - 1.41%
Triad Guaranty, Inc. * (a)                                174,599       9,686,753
FOREST PRODUCTS - 0.89%
Deltic Timber Corp. (a)                                   154,500       6,147,555

FURNITURE & FIXTURES - 0.79%
Stanley Furniture Company, Inc. (a)                       123,200       5,420,800

GAS & PIPELINE UTILITIES - 0.56%
Vectren Corp.                                             154,000       3,877,720

GOLD - 0.64%
Meridian Gold, Inc. * (a)                                 262,900       4,395,688

HEALTHCARE PRODUCTS - 1.32%
Owens & Minor, Inc. (a)                                   357,300       9,075,420

HOTELS & RESTAURANTS - 3.26%
RARE Hospitality International, Inc. *                    338,950       9,033,018
Ruby Tuesday, Inc.                                        480,100      13,380,387
                                                                     ------------
                                                                       22,413,405

INDUSTRIAL MACHINERY - 1.09%
IDEX Corp.                                                220,650       7,493,274

INSURANCE - 4.54%
Brown & Brown, Inc. (a)                                    97,800       4,469,460
Markel Corp. *                                             24,300       7,494,120
Midland Company (a)                                       155,310       4,247,728
ProAssurance Corp. * (a)                                  310,500      10,873,710
Scottish Re Group, Ltd. (a)                               197,100       4,172,607
                                                                     ------------
                                                                       31,257,625

INTERNET SOFTWARE - 0.32%
Netegrity, Inc. * (a)                                     291,000       2,185,410

INVESTMENT COMPANIES - 2.77%
Allied Capital Corp.                                      244,400       5,960,916
American Capital Strategies, Ltd. (a)                     102,600       3,215,484
First Financial Fund, Inc. (a)                            300,000       6,114,000
iShares Russell 2000 Value Index Fund (a)                  21,800       3,742,842
                                                                     ------------
                                                                       19,033,242

LEISURE TIME - 1.14%
SCP Pool Corp. (a)                                        292,500       7,821,450
LIFE SCIENCES - 0.54%
Symyx Technologies, Inc. * (a)                            158,400       3,730,320

MANUFACTURING - 3.15%
AptarGroup, Inc.                                          177,000       7,782,690
Nordson Corp.                                             210,944       7,241,708
Thomas Industries, Inc. (a)                               210,900       6,622,260
                                                                     ------------
                                                                       21,646,658

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                    -------------     ------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 1.62%
Matthews International Corp., Class A                     328,385    $  11,125,684

MINING - 1.40%
Penn Virginia Corp. (a)                                   244,200        9,667,878

MOBILE HOMES - 0.70%
Skyline Corp. (a)                                         120,200        4,814,010

NEWSPAPERS - 0.75%
Journal Register Company *                                272,200        5,144,580

PAPER - 1.32%
Chesapeake Corp. (a)                                       89,800        2,156,996
Wausau-Mosinee Paper Corp. (a)                            417,600        6,953,040
                                                                     -------------
                                                                         9,110,036

PETROLEUM SERVICES - 2.82%
Atwood Oceanics, Inc. * (a)                               101,000        4,801,540
Lone Star Technologies, Inc. * (a)                        122,600        4,634,280
Todco * (a)                                               373,900        6,487,165
W-H Energy Services, Inc. * (a)                           167,700        3,479,775
                                                                     -------------
                                                                        19,402,760

RAILROADS & EQUIPMENT - 0.59%
Genesee & Wyoming, Inc., Class A (a)                      159,300        4,033,476

REAL ESTATE - 5.86%
Bedford Property Investments, Inc., REIT (a)              190,000        5,764,600
Glenborough Realty Trust, Inc., REIT                      145,000        3,011,650
Innkeepers USA Trust, REIT                                360,300        4,482,132
Kilroy Realty Corp., REIT                                 228,000        8,670,840
LaSalle Hotel Properties, REIT                            223,900        6,179,640
Sun Communities, Inc., REIT                               174,500        6,838,655
Washington, REIT (a)                                      176,400        5,344,920
                                                                     -------------
                                                                        40,292,437

RETAIL GROCERY - 0.26%
Wild Oats Markets, Inc. * (a)                             205,100        1,772,064

RETAIL TRADE - 7.29%
Aaron Rents, Inc., Class A                                 22,050          438,354
Aaron Rents, Inc., Class B (a)                            603,900       13,140,864
Casey's General Stores, Inc.                              354,000        6,580,860
CSS Industries, Inc. (a)                                  181,150        5,604,781
Fred's, Inc., Class A (a)                                 302,600        5,434,696
Hancock Fabrics, Inc. (a)                                 244,400        2,927,912
Haverty Furniture Companies, Inc. (a)                     414,800        7,275,592
Stein Mart, Inc. *                                        573,700        8,731,714
                                                                     -------------
                                                                        50,134,773

SANITARY SERVICES - 2.40%
Casella Waste Systems, Inc., Class A *                    428,500        5,073,440
Insituform Technologies, Inc., Class A * (a)              348,800        6,512,096
Waste Connections, Inc. (a)                               156,450        4,956,336
                                                                     -------------
                                                                        16,541,872

SEMICONDUCTORS - 1.67%
ATMI, Inc. * (a)                                          166,700        3,414,016
Exar Corp. * (a)                                          294,300        4,167,288
Mykrolis Corp. * (a)                                      390,400        3,931,328
                                                                     -------------
                                                                        11,512,632

SOFTWARE - 2.26%
Packeteer, Inc. * (a)                                     434,300        4,694,783
SPSS, Inc. *                                              250,300        3,336,499
Websense, Inc. * (a)                                      180,400        7,517,268
                                                                     -------------
                                                                        15,548,550

STEEL - 2.18%
Carpenter Technology Corp. (a)                            149,500        7,137,130
Gibraltar Steel Corp. (a)                                 216,900        7,843,104
                                                                     -------------
                                                                        14,980,234

TIRES & RUBBER - 0.37%
Myers Indiana, Inc. (a)                                   232,100        2,541,495

TRANSPORTATION - 1.16%
Kirby Corp. * (a)                                         198,200        7,957,730

TRUCKING & FREIGHT - 4.25%
Landstar Systems, Inc.                                    348,900       20,473,452
UTI Worldwide, Inc. (a)                                   149,100        8,768,571
                                                                     -------------
                                                                        29,242,023
                                                                     -------------
TOTAL COMMON STOCKS (Cost $522,169,948)                              $ 672,707,252
                                                                     -------------
SHORT TERM INVESTMENTS - 19.74%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $ 122,487,839    $ 122,487,839
                                                                     -------------
T. Rowe Price Reserve Investment Fund (c)              13,305,131       13,305,131
                                                                     -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $135,792,970)                                                  $ 135,792,970
                                                                     -------------
REPURCHASE AGREEMENTS - 0.55%
Repurchase Agreement with State Street              $   3,809,000    $   3,809,000
  Corp. dated 09/30/2004 at 0.65% to
  be repurchased at $3,809,069 on
  10/01/2004, collateralized by
  $2,650,000 U.S. Treasury Bonds,
  8.75% due 8/15/2020 (valued at
  $3,890,531, including interest).

TOTAL REPURCHASE AGREEMENTS
(Cost $3,809,000)                                                    $   3,809,000
                                                                     -------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)
(COST $661,771,919) - 118.08%                                        $ 812,309,222

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.08)%                      (124,364,761)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 687,944,461
                                                                     =============

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS - 93.62%

AEROSPACE - 1.36%
DRS Technologies, Inc. *                                    5,400    $    202,176
Fairchild Corp. Class A *                                   4,400          17,512
HEICO Corp., Class A                                       11,800         159,064
                                                                     ------------
                                                                          378,752

AIR TRAVEL - 0.99%
SkyWest, Inc.                                              18,400         276,920

APPAREL & TEXTILES - 1.12%
Timberland Company, Class A *                               5,500         312,400

BANKING - 8.05%
Amcore Financial, Inc.                                      4,500         127,710
BancTrust Financial Group, Inc. (a)                         3,500          65,800
City Bank Lynwood Washington (a)                            1,200          41,976
Corus Bankshares, Inc.                                      6,200         267,406
Cullen Frost Bankers, Inc.                                  6,300         292,761
First Albany Companies, Inc.                               14,000         127,960
First Charter Corp.                                        10,200         246,534
First State Bancorporation                                  6,500         204,945
IBERIABANK Corp.                                            1,900         109,668
Pacific Capital Bancorp                                     8,766         259,298
Sterling Bancorp                                            5,550         150,128
Umpqua Holdings Corp.                                       4,900         110,544
Webster Financial Corp.                                     4,800         237,072
                                                                     ------------
                                                                        2,241,802

BUSINESS SERVICES - 3.78%
Black Box Corp.                                             2,000          73,900
John H. Harland Company (a)                                 6,300         197,505
Labor Ready, Inc. * (a)                                    22,300         312,646
Perot Systems Corp., Class A *                              7,000         112,420
Watson Wyatt & Company Holdings                            13,500         355,050
                                                                     ------------
                                                                        1,051,521

CHEMICALS - 2.21%
A. Schulman, Inc.                                          10,200         224,808
Cabot Corp.                                                 4,100         158,137
Millennium Chemicals, Inc. * (a)                           11,000         233,310
                                                                     ------------
                                                                          616,255

COMPUTERS & BUSINESS EQUIPMENT - 2.11%
Electronics For Imaging, Inc. *                             6,800         110,432
Pomeroy Computer Resources, Inc. *                         11,700         148,122
Rimage Corp. *                                             10,200         142,800
Tech Data Corp. *                                           4,800         185,040
                                                                     ------------
                                                                          586,394

CONSTRUCTION MATERIALS - 1.32%
EMCOR Group, Inc. *                                         5,300         199,386
Patrick Industries, Inc. *                                 14,100         168,495
                                                                     ------------
                                                                          367,881

CONTAINERS & GLASS - 1.06%
Smurfit-Stone Container Corp.                              15,300         296,361

COSMETICS & TOILETRIES - 1.57%
Steiner Leisure, Ltd. *                                    19,800         437,580

CRUDE PETROLEUM & NATURAL GAS - 1.75%
Newfield Exploration Company *                              2,500         153,100
XTO Energy, Inc.                                           10,325         335,356
                                                                     ------------
                                                                          488,456

DOMESTIC OIL - 1.26%
Denbury Resources, Inc. *                                  13,800         350,520
ELECTRICAL EQUIPMENT - 0.39%
Powell Industries, Inc. *                                   6,400         107,840

ELECTRICAL UTILITIES - 0.35%
MGE Energy, Inc.                                            3,100          98,642

ELECTRONICS - 1.77%
Bel Fuse, Inc., Class B                                     3,200         105,856
Mercury Computer Systems, Inc. *                            7,000         188,440
Woodhead Industries, Inc.                                  14,400         198,720
                                                                     ------------
                                                                          493,016

ENERGY - 0.61%
New Jersey Resources Corp.                                  4,100         169,740

FINANCIAL SERVICES - 2.92%
Downey Financial Corp.                                      4,500         247,320
Financial Federal Corp. *                                   5,900         221,132
Portfolio Recovery Associates, Inc. * (a)                   6,400         188,096
Triad Guaranty, Inc. *                                      2,800         155,344
                                                                     ------------
                                                                          811,892

FOOD & BEVERAGES - 2.98%
Hain Celestial Group, Inc. *                               17,600         311,168
Performance Food Group Company *                            8,500         201,450
Sensient Technologies Corp. (a)                            14,700         318,108
                                                                     ------------
                                                                          830,726

FURNITURE & FIXTURES - 1.04%
Furniture Brands International, Inc.                       11,600         290,928

GAS & PIPELINE UTILITIES - 0.58%
Northwest Natural Gas Company                               5,100         161,823
HEALTHCARE SERVICES - 4.69%
AMERIGROUP Corp. *                                          3,600         202,500
Apria Healthcare Group, Inc. *                             11,400         310,650
Cross Country Healthcare, Inc. * (a)                       19,700         305,350
MedQuist, Inc. *                                           17,900         233,595
National Dentex Corp. *                                     9,000         253,620
                                                                     ------------
                                                                        1,305,715

HOTELS & RESTAURANTS - 1.59%
Benihana, Inc. Class A *                                   13,900         185,982
O'Charley's, Inc. *                                        15,800         257,540
                                                                     ------------
                                                                          443,522

INDUSTRIAL MACHINERY - 8.38%
AGCO Corp. *                                               16,800         380,016

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    ------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Albany International Corp., Class A                        12,100    $    360,701
Cummins, Inc.                                               5,100         376,839
IDEX Corp.                                                 11,800         400,728
Kennametal, Inc.                                            6,500         293,475
Lindsay Manufacturing Company (a)                           8,100         217,323
Sauer-Danfoss, Inc.                                        17,800         304,024
                                                                     ------------
                                                                        2,333,106

INDUSTRIALS - 2.04%
Crane Company                                              10,800         312,336
Harsco Corp.                                                5,700         255,930
                                                                     ------------
                                                                          568,266

INSURANCE - 3.09%
CNA Surety Corp. *                                         15,200         161,120
Midland Company (a)                                         8,300         227,005
RLI Corp.                                                   5,700         214,035
Scottish Re Group, Ltd.                                    12,200         258,274
                                                                     ------------
                                                                          860,434

INTERNET CONTENT - 0.59%
McAfee, Inc. *                                              8,100         162,810

INTERNET RETAIL - 0.42%
NetIQ Corp. *                                              10,800         115,560

INTERNET SOFTWARE - 0.00%
RealNetworks, Inc. * (a)                                        0               0

INVESTMENT COMPANIES - 2.28%
iShares Russell 2000 Value Index Fund (a)                   3,700         635,253

MANUFACTURING - 5.56%
AptarGroup, Inc.                                            5,400         237,438
Kaydon Corp.                                               12,400         356,748
Pentair, Inc.                                               9,600         335,136
Roper Industries, Inc.                                      5,700         327,522
Snap-on, Inc.                                               6,100         168,116
Thomas Industries, Inc.                                     3,900         122,460
                                                                     ------------
                                                                        1,547,420

MEDICAL-HOSPITALS - 1.34%
Rehabcare Group, Inc. *                                    16,200         373,086

METAL & METAL PRODUCTS - 2.27%
Mueller Industry, Inc.                                      6,700         287,765
Timken Company                                             14,000         344,680
                                                                     ------------
                                                                          632,445

OFFICE FURNISHINGS & SUPPLIES - 2.35%
IKON Office Solutions, Inc.                                24,500         294,490
United Stationers, Inc. *                                   8,300         360,220
                                                                          654,710

PAPER - 0.83%
Pope & Talbot, Inc.                                        13,200         232,320

PETROLEUM SERVICES - 1.83%
RPC, Inc.                                                   3,300          59,004
Todco *                                                     9,000         156,150
Varco International, Inc. *                                11,000         295,020
                                                                     ------------
                                                                          510,174

PHARMACEUTICALS - 0.44%
Bentley Pharmaceuticals, Inc. * (a)                        11,500         121,785

RAILROADS & EQUIPMENT - 0.68%
Wabtec Corp.                                               10,100         188,769

REAL ESTATE - 5.08%
American Land Lease, Inc., REIT (a)                         6,200         120,280
Cousins Properties, Inc., REIT                              4,500         154,395
Duke Realty Corp., REIT                                     3,600         119,520
Equity One, Inc., REIT                                      9,300         182,466
Host Marriott Corp., REIT *                                13,700         192,211
LaSalle Hotel Properties, REIT                              8,300         229,080
Liberty Property Trust, REIT                                3,800         151,392
Pan Pacific Retail Properties, Inc., REIT                   4,900         265,090
                                                                     ------------
                                                                        1,414,434

RETAIL TRADE - 5.64%
Cato Corp., Class A                                        14,500         322,625
Deb Shops, Inc. (a)                                         5,800         141,520
Dillard's, Inc., Class A                                   15,100         298,074
Linens'n Things, Inc. *                                     7,600         176,092
The Buckle, Inc.                                            8,600         236,242
The Neiman Marcus Group, Inc., Class A                      6,900         396,750
                                                                     ------------
                                                                        1,571,303

SEMICONDUCTORS - 0.45%
Exar Corp. *                                                8,900         126,024

SOFTWARE - 1.40%
Dendrite International, Inc. *                             13,200         212,784
EPIQ Systems, Inc. * (a)                                   11,400         177,612
                                                                     ------------
                                                                          390,396

STEEL - 1.21%
Gibraltar Steel Corp.                                       9,300         336,288

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.66%
Inet Technologies, Inc. *                                  14,700         184,926

TRANSPORTATION - 0.95%
Kirby Corp. *                                               5,900         236,885
Stonepath Group, Inc. * (a)                                29,400          26,754
                                                                     ------------
                                                                          263,639

TRAVEL SERVICES - 0.53%
Pegasus Solutions, Inc. * (a)                              12,400         147,808

TRUCKING & FREIGHT - 2.10%
Arkansas Best Corp.                                         9,600         351,552

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT                    VALUE
                                                           ------------             ------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT (CONTINUED)
Navistar International Corp. *                                    6,300             $    234,297
                                                                                    ------------
                                                                                         585,849
                                                                                    ------------
TOTAL COMMON STOCKS (Cost $22,160,482)                                              $ 26,075,491
                                                                                    ------------

SHORT TERM INVESTMENTS - 10.21%
State Street Navigator Securities
   Lending Prime Portfolio (c)                             $  2,844,092             $  2,844,092
                                                           ------------             ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,844,092)                                                                   $  2,844,092
                                                                                    ------------

REPURCHASE AGREEMENTS - 5.50%
Repurchase Agreement with State Street                     $  1,533,000             $  1,533,000
   Corp. dated 09/30/2004 at 0.65% to
   be repurchased at $1,533,028 on
   10/01/2004, collateralized by
   $1,295,000 U.S. Treasury Bonds,
   6.375% due 08/15/2027 (valued at
   $1,566,546, including interest).

                                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,533,000)                                                                   $  1,533,000
                                                                                    ------------
TOTAL INVESTMENTS (SPECIAL VALUE TRUST)
   (COST $26,537,574) - 109.33%                                                     $ 30,452,583
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.33)%                                       (2,598,395)
                                                                                    ------------
TOTAL NET ASSETS - 100.00%                                                          $ 27,854,188
                                                                                    ============

MID CAP VALUE TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT               VALUE
                                                             ---------           -----------
COMMON STOCKS - 95.42%

ADVERTISING - 0.96%
The Interpublic Group of Companies, Inc. * (a)                533,800            $ 5,652,942

AGRICULTURE - 4.18%
Archer-Daniels-Midland Company                                626,800             10,643,064
Monsanto Company                                              380,600             13,861,452
                                                                                 -----------
                                                                                  24,504,516

APPAREL & TEXTILES - 0.91%
Tommy Hilfiger Corp. * *                                      540,200              5,331,774

AUTO PARTS - 4.34%
Dana Corp.                                                    664,800             11,760,312
Genuine Parts Company                                         355,800             13,655,604
                                                                                 -----------
                                                                                  25,415,916

BUSINESS SERVICES - 5.04%
Cadence Design Systems, Inc. * (a)                            477,000              6,220,080
Computer Sciences Corp. * (a)                                 150,600              7,093,260
R.H. Donnelley Corp. *                                         88,500              4,368,360
R.R. Donnelley & Sons Company                                 379,245             11,877,953
                                                                                 -----------
                                                                                  29,559,653

CHEMICALS - 5.97%
Crompton Corp.                                                759,600              7,208,604
Eastman Chemical Company (a)                                  326,000             15,501,300
IMC Global, Inc. (a)                                          706,000             12,277,340
                                                                                 -----------
                                                                                  34,987,244

COMPUTERS & BUSINESS EQUIPMENT - 0.99%
Sybase, Inc. * (a)                                            420,900              5,804,211

CONTAINERS & GLASS - 4.16%
Ball Corp.                                                    311,900             11,674,417
Pactiv Corp. * (a)                                            546,600             12,708,450
                                                                                 -----------
                                                                                  24,382,867

CRUDE PETROLEUM & NATURAL GAS - 2.06%
EOG Resources, Inc.                                           183,700             12,096,645

ELECTRICAL EQUIPMENT - 1.95%
Hubbell, Inc., Class B                                        255,600             11,458,548

ELECTRICAL UTILITIES - 5.22%
Ameren Corp.                                                  253,700             11,708,255
CMS Energy Corp. * (a)                                        744,600              7,088,592
Northeast Utilities                                           460,900              8,936,851
Puget Energy, Inc. (a)                                        125,400              2,846,580
                                                                                 -----------
                                                                                  30,580,278

FOOD & BEVERAGES - 0.98%
Dean Foods Company *                                          190,700              5,724,814

FURNITURE & FIXTURES - 1.52%
Leggett & Platt, Inc. (a)                                     316,600              8,896,460

GAS & PIPELINE UTILITIES - 2.34%
NiSource, Inc.                                                441,000              9,265,410
Southwest Gas Corp.                                           186,500              4,466,675
                                                                                 -----------
                                                                                  13,732,085

HEALTHCARE PRODUCTS - 1.88%
Bausch & Lomb, Inc.                                           165,800             11,017,410

HOTELS & RESTAURANTS - 0.43%
Yum! Brands, Inc.                                              62,300              2,533,118

HOUSEHOLD PRODUCTS - 1.33%
Newell Rubbermaid, Inc.                                       291,500              5,841,660
Tupperware Corp. (a)                                          116,100              1,971,378
                                                                                 -----------
                                                                                   7,813,038

INDUSTRIAL MACHINERY - 4.05%
CNH Global NV                                                 201,562              3,946,584
Cummins, Inc. (a)                                             117,200              8,659,908
W.W. Grainger, Inc.                                           193,200             11,137,980
                                                                                 -----------
                                                                                  23,744,472

INSURANCE - 13.31%
Aetna, Inc.                                                   133,700             13,360,641
Conseco, Inc. * (a)                                           326,900              5,773,054
Everest Re Group, Ltd.                                        134,200              9,975,086
Lincoln National Corp. (a)                                     69,300              3,257,100

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT                      VALUE
                                                            -------------             -------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
MBIA, Inc.                                                         39,500             $   2,299,295
PartnerRe, Ltd. (a)                                               179,300                 9,805,917
SAFECO Corp. (a)                                                  311,500                14,219,975
The PMI Group, Inc.                                               206,200                 8,367,596
Transatlantic Holdings, Inc.                                       11,525                   626,384
XL Capital, Ltd., Class A                                         139,300                10,306,807
                                                                                      -------------
                                                                                         77,991,855

INTERNET SOFTWARE - 1.31%
Networks Associates, Inc. *                                       382,300                 7,684,230

MANUFACTURING - 1.45%
Snap-on, Inc.                                                     307,600                 8,477,456

METAL & METAL PRODUCTS - 1.79%
Timken Company                                                    425,900                10,485,658

MINING - 1.78%
Potash Corporation of Saskatchewan, Inc. *                        162,400                10,421,208

PAPER - 4.75%
Boise Cascade Corp.                                               102,800                 3,421,184
Georgia-Pacific Corp. (a)                                         365,570                13,142,241
MeadWestvaco Corp. (a)                                            353,900                11,289,410
                                                                                      -------------
                                                                                         27,852,835

PETROLEUM SERVICES - 6.00%
GlobalSantaFe Corp.                                               318,600                 9,765,090
Halliburton Company                                               433,400                14,601,246
Pride International, Inc. *                                       546,000                10,805,340
                                                                                      -------------
                                                                                         35,171,676

PHARMACEUTICALS - 3.94%
Caremark Rx, Inc. *                                               274,600                 8,806,422
King Pharmaceuticals, Inc. *                                      665,700                 7,948,458
Mylan Laboratories, Inc. (a)                                      351,800                 6,332,400
                                                                                      -------------
                                                                                         23,087,280

PUBLISHING - 0.81%
American Greetings Corp., Class A * (a)                           188,500                 4,735,120

REAL ESTATE - 2.99%
Health Care Property Investors, Inc., REIT                         67,200                 1,747,200
Healthcare Realty Trust, Inc., REIT                               182,200                 7,113,088
Host Marriott Corp., REIT * (a)                                   618,696                 8,680,305
                                                                                      -------------
                                                                                         17,540,593

RETAIL GROCERY - 1.50%
Albertsons, Inc. (a)                                              131,400                 3,144,402
Safeway, Inc. *                                                   187,500                 3,620,625
SUPERVALU, Inc.                                                    73,700                 2,030,435
                                                                                      -------------
                                                                                          8,795,462

RETAIL TRADE - 5.45%
Federated Department Stores, Inc.                                  75,800                 3,443,594
Foot Locker, Inc.                                                 502,700                11,913,990
J.C. Penney Company, Inc.                                         137,100                 4,836,888
Limited Brands                                                    125,800                 2,804,082

RETAIL TRADE (CONTINUED)
May Department Stores Company                                     227,300                 5,825,699
Payless ShoeSource, Inc. * (a)                                    305,800                 3,097,754
                                                                                      -------------
                                                                                         31,922,007

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.01%
Avaya, Inc. *                                                     425,000                 5,924,500

TELEPHONE - 0.86%
CenturyTel, Inc.                                                  146,500                 5,016,160

TRUCKING & FREIGHT - 0.16%
USF Corp.                                                          26,300                   943,907
                                                            -------------             -------------
TOTAL COMMON STOCKS (Cost $460,930,397)                                               $ 559,285,938
                                                                                      -------------

SHORT TERM INVESTMENTS - 11.58%
State Street Navigator Securities
   Lending Prime Portfolio (c)                              $  67,853,677             $  67,853,677
                                                            -------------             -------------

TOTAL SHORT TERM INVESTMENTS
(Cost $67,853,677)                                                                    $  67,853,677
                                                                                      -------------

REPURCHASE AGREEMENTS - 4.07%
Repurchase Agreement with State Street                      $  23,859,000             $  23,859,000
   Corp. dated 09/30/2004 at 0.65% to
   be repurchased at $23,859,431 on
   10/01/2004, collateralized by
   $18,665,000 U.S. Treasury Bonds,
   7.25% due 8/15/2022 (valued at
   $24,337,405, including interest).

                                                                                      -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $23,859,000)                                                                    $  23,859,000
                                                                                      -------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
   (COST $552,643,074) - 111.07%                                                      $ 650,998,615
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.07)%                                        (64,886,446)
                                                                                      -------------
TOTAL NET ASSETS - 100.00%                                                            $ 586,112,169
                                                                                      =============

VALUE TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT               VALUE
                                                     ---------           -----------
COMMON STOCKS - 96.31%

AEROSPACE - 3.65%
Goodrich Corp.                                        372,220            $11,672,819

AUTO PARTS - 1.92%
Magna International, Inc., Class A                     82,800              6,133,824

BANKING - 5.16%
Regional Bank Holders Trust *                          47,100              6,297,741
Sovereign Bancorp, Inc.                               467,860             10,208,705
                                                                         -----------
                                                                          16,506,446

BIOTECHNOLOGY - 2.05%
Applera Corp.-Applied Biosystems Group                347,260              6,552,796

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT                   VALUE
                                                         ------------            ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 15.35%
BearingPoint, Inc. *                                          604,480            $  5,404,051
Cadence Design Systems, Inc. *                                490,850               6,400,684
Equifax, Inc.                                                 118,390               3,120,760
Fluor Corp.                                                   165,800               7,381,416
Manpower, Inc.                                                168,560               7,499,235
The BISYS Group, Inc. *                                       685,500              10,015,155
Valassis Communications, Inc. *                               314,520               9,303,502
                                                                                 ------------
                                                                                   49,124,803

CHEMICALS - 3.79%
Lyondell Chemical Company                                     539,520              12,117,619

COSMETICS & TOILETRIES - 2.75%
International Flavors & Fragrances, Inc.                      230,250               8,795,550

CRUDE PETROLEUM & NATURAL GAS - 1.97%
Amerada Hess Corp.                                             70,940               6,313,660

ELECTRICAL EQUIPMENT - 3.21%
Hubbell, Inc., Class B                                        228,940              10,263,380

ELECTRICAL UTILITIES - 8.40%
Allegheny Energy, Inc. *                                      465,040               7,422,038
Edison International                                          260,510               6,906,120
Pinnacle West Capital Corp.                                   162,920               6,761,180
Wisconsin Energy Corp.                                        180,990               5,773,581
                                                                                 ------------
                                                                                   26,862,919

FINANCIAL SERVICES - 1.85%
A.G. Edwards, Inc.                                            170,810               5,913,442

GAS & PIPELINE UTILITIES - 2.80%
El Paso Corp.                                                 974,750               8,957,953

HEALTHCARE PRODUCTS - 2.93%
Bausch & Lomb, Inc.                                           141,340               9,392,043

HEALTHCARE SERVICES - 1.96%
IMS Health, Inc.                                              262,800               6,286,176

HOTELS & RESTAURANTS - 2.94%
Darden Restaurants, Inc.                                      205,780               4,798,790
Starwood Hotels & Resorts Worldwide, Inc.                      99,300               4,609,506
                                                                                 ------------
                                                                                    9,408,296

INDUSTRIAL MACHINERY - 2.19%
Pall Corp.                                                    286,450               7,012,296

INSURANCE - 9.39%
ACE, Ltd.                                                      96,710               3,874,202
Assurant, Inc.                                                321,920               8,369,920
Conseco, Inc. *                                               352,210               6,220,029
Horace Mann Educators Corp.                                   305,140               5,364,361
The PMI Group, Inc.                                           152,970               6,207,523
                                                                                 ------------
                                                                                   30,036,035

OFFICE FURNISHINGS & SUPPLIES - 1.82%
Office Depot, Inc. *                                          386,590               5,810,448

PAPER - 1.65%
Temple-Inland, Inc.                                            78,850               5,294,778

PETROLEUM SERVICES - 5.38%
GlobalSantaFe Corp.                                           162,180               4,970,817
Transocean, Inc. *                                            208,070               7,444,744
Valero Energy Corp.                                            59,960               4,809,392
                                                                                 ------------
                                                                                   17,224,953

PHARMACEUTICALS - 2.20%
Mylan Laboratories, Inc.                                       17,989                 323,802
Watson Pharmaceuticals, Inc. *                                227,870               6,713,050
                                                                                 ------------
                                                                                    7,036,852

PUBLISHING - 2.55%
Scholastic Corp. *                                            264,410               8,167,625

REAL ESTATE - 4.13%
General Growth Properties, Inc., REIT                         228,100               7,071,100
The Macerich Company, REIT                                    115,400               6,149,666
                                                                                 ------------
                                                                                   13,220,766

RETAIL GROCERY - 2.20%
Albertsons, Inc.                                              294,450               7,046,188

RETAIL TRADE - 1.87%
Linens'n Things, Inc. *                                       257,700               5,970,909

TRAVEL SERVICES - 2.20%
Sabre Holdings Corp.                                          286,400               7,025,392
                                                         ------------            ------------

TOTAL COMMON STOCKS (Cost $268,335,626)                                          $308,147,968
                                                                                 ------------

SHORT TERM INVESTMENTS - 3.19%
Federal Home Loan Bank Consolidated
   Discount Notes
   1.65% due 10/01/2004                                  $ 10,214,000            $ 10,214,000
                                                         ------------            ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,214,000)                                                               $ 10,214,000
                                                                                 ------------
TOTAL INVESTMENTS (VALUE TRUST)
   (COST $278,549,626) - 99.50%                                                  $318,361,968
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.50%                                       1,592,234
                                                                                 ------------
TOTAL NET ASSETS - 100.00%                                                       $319,954,202
                                                                                 ============

ALL CAP VALUE TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT                VALUE
                                                      ----------            ----------
COMMON STOCKS - 96.48%

ADVERTISING - 0.15%
The Interpublic Group of Companies, Inc. *                45,800            $  485,022

AEROSPACE - 0.60%
Moog, Inc., Class A (a)                                   21,200               769,560
Woodward Governor Company (a)                             18,300             1,235,067
                                                                            ----------
                                                                             2,004,627

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)


                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT                 VALUE
                                                    ---------            -----------
COMMON STOCKS (CONTINUED)

AGRICULTURE - 1.06%
Archer-Daniels-Midland Company                        152,400            $ 2,587,752
Monsanto Company                                       25,800                939,636
                                                                         -----------
                                                                           3,527,388

AIR TRAVEL - 0.10%
Frontier Airlines, Inc. * (a)                          42,500                326,400

ALUMINUM - 1.57%
Alcoa, Inc.                                           155,500              5,223,245

APPAREL & TEXTILES - 0.66%
NIKE, Inc., Class B                                    28,000              2,206,400

AUTO PARTS - 1.23%
Dana Corp.                                            141,200              2,497,828
Genuine Parts Company                                  42,300              1,623,474
                                                                         -----------
                                                                           4,121,302

BANKING - 7.18%
Bank of America Corp.                                 102,458              4,439,505
Bank of New York Company, Inc.                         21,900                638,823
Cullen Frost Bankers, Inc.                             86,800              4,033,596
Doral Financial Corp.                                 100,900              4,184,323
W Holding Company, Inc. (a)                            43,900                834,100
Wachovia Corp.                                         98,900              4,643,355
Webster Financial Corp.                                37,900              1,871,881
Wells Fargo & Company                                  55,400              3,303,502
                                                                         -----------
                                                                          23,949,085

BROADCASTING - 1.17%
Cox Communications, Inc., Class A *                    14,000                463,820
Viacom, Inc., Class B                                 102,300              3,433,188
                                                                         -----------
                                                                           3,897,008

BUSINESS SERVICES - 1.25%
Cadence Design Systems, Inc. *                         55,000                717,200
R.R. Donnelley & Sons Company                         110,000              3,445,200
                                                                         -----------
                                                                           4,162,400

CABLE AND TELEVISION - 1.15%
Comcast Corp.-Special Class A *                       137,500              3,839,000

CELLULAR COMMUNICATIONS - 2.08%
Motorola, Inc.                                        384,455              6,935,568

CHEMICALS - 3.53%
Cytec Industries, Inc. (a)                             53,700              2,628,615
E.I. Du Pont De Nemours & Company                      42,900              1,836,120
Eastman Chemical Company                               33,100              1,573,905
Georgia Gulf Corp. (a)                                 13,400                597,506
Minerals Technologies, Inc. (a)                        10,100                594,486
OM Group, Inc. * (a)                                   35,000              1,279,600
Praxair, Inc.                                          62,900              2,688,346
Rohm & Haas Company                                    13,900                597,283
                                                                         -----------
                                                                          11,795,861

COMPUTERS & BUSINESS EQUIPMENT - 3.47%
Apple Computer, Inc. *                                138,500              5,366,875
EMC Corp. *                                           366,700              4,231,718
Xerox Corp. *                                         140,000              1,971,200
                                                                         -----------
                                                                          11,569,793

CONSTRUCTION MATERIALS - 0.79%
JLG Industries, Inc. (a)                               24,300                408,240
Trinity Industries, Inc. (a)                           71,500              2,228,655
                                                                         -----------
                                                                           2,636,895

CONTAINERS & GLASS - 0.91%
Pactiv Corp. *                                        130,300              3,029,475

COSMETICS & TOILETRIES - 0.46%
The Gillette Company                                   37,000              1,544,380

CRUDE PETROLEUM & NATURAL GAS - 0.95%
Chesapeake Energy Corp. (a)                            19,800                313,434
ChevronTexaco Corp.                                    22,724              1,218,915
EOG Resources, Inc.                                    19,500              1,284,075
Helmerich & Payne, Inc. (a)                            12,900                370,101
                                                                         -----------
                                                                           3,186,525

ELECTRICAL EQUIPMENT - 4.35%
Emerson Electric Company                               54,700              3,385,383
General Electric Company                              263,600              8,851,688
Hubbell, Inc., Class B                                 50,600              2,268,398
                                                                         -----------
                                                                          14,505,469

ELECTRICAL UTILITIES - 0.74%
Ameren Corp.                                           34,500              1,592,175
CMS Energy Corp. * (a)                                 93,400                889,168
                                                                         -----------
                                                                           2,481,343

ELECTRONICS - 2.14%
Cubic Corp. (a)                                        25,000                572,500
Rogers Corp. * (a)                                     23,100                981,519
Solectron Corp. *                                     424,400              2,100,780
Varian, Inc. *                                         29,600              1,120,952
Vishay Intertechnology, Inc. * (a)                    182,200              2,350,380
                                                                         -----------
                                                                           7,126,131

FINANCIAL SERVICES - 5.10%
Citigroup, Inc.                                       153,600              6,776,832
J.P. Morgan Chase & Company                           125,236              4,975,626
Mellon Financial Corp.                                101,600              2,813,304
Merrill Lynch & Company, Inc.                          49,100              2,441,252
                                                                         -----------
                                                                          17,007,014

FOOD & BEVERAGES - 2.02%
Kraft Foods, Inc., Class A                             57,100              1,811,212
PepsiCo, Inc.                                         101,500              4,937,975
                                                                         -----------
                                                                           6,749,187

GAS & PIPELINE UTILITIES - 0.12%
NiSource, Inc.                                         19,600                411,796

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT                VALUE
                                                            ---------            -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 1.66%
Bausch & Lomb, Inc.                                            31,500            $ 2,093,175
Baxter International, Inc.                                     95,200              3,061,632
Haemonetics Corp. * (a)                                        11,600                380,944
                                                                                 -----------
                                                                                   5,535,751

HEALTHCARE SERVICES - 0.13%
Covance, Inc. *                                                10,600                423,682

HOTELS & RESTAURANTS - 0.21%
Yum! Brands, Inc.                                              17,400                707,484

INDUSTRIAL MACHINERY - 4.60%
Briggs & Stratton Corp.                                        21,100              1,713,320
Cummins, Inc. (a)                                              14,500              1,071,405
Deere & Company                                               100,000              6,455,000
FMC Technologies, Inc. *                                       25,800                861,720
Grant Prideco, Inc. *                                          63,000              1,290,870
IDEX Corp. (a)                                                 15,750                534,870
Parker-Hannifin Corp.                                          23,300              1,371,438
W.W. Grainger, Inc.                                            35,800              2,063,870
                                                                                 -----------
                                                                                  15,362,493

INDUSTRIALS - 0.52%
GrafTech International, Ltd. * (a)                            125,500              1,750,725

INSURANCE - 3.20%
American International Group, Inc.                             57,100              3,882,229
CIGNA Corp.                                                    14,500              1,009,635
Lincoln National Corp.                                         11,700                549,900
Markel Corp. * (a)                                              6,700              2,066,280
SAFECO Corp. (a)                                               48,400              2,209,460
The St. Paul Travelers Companies, Inc.                         28,610                945,847
                                                                                 -----------
                                                                                  10,663,351

INTERNATIONAL OIL - 0.12%
Kerr-McGee Corp.                                                6,835                391,304

INTERNET SOFTWARE - 0.81%
Networks Associates, Inc. *                                   135,200              2,717,520

LEISURE TIME - 1.95%
The Walt Disney Company                                       288,000              6,494,400

LIFE SCIENCES - 0.29%
Pharmaceutical Product Development, Inc. * (a)                 27,000                972,000

MANUFACTURING - 3.96%
Eaton Corp.                                                    67,300              4,267,493
Illinois Tool Works, Inc.                                      21,300              1,984,521
Roper Industries, Inc.                                         15,300                879,138
Tyco International, Ltd.                                      198,200              6,076,812
                                                                                 -----------
                                                                                  13,207,964

METAL & METAL PRODUCTS - 2.14%
Mueller Industry, Inc. (a)                                     31,700              1,361,515
Quanex Corp. (a)                                               65,400              3,353,712
Timken Company                                                 98,600              2,427,532
                                                                                 -----------
                                                                                   7,142,759

MINING - 3.17%
Newmont Mining Corp.                                          155,500              7,079,915
Potash Corporation of Saskatchewan, Inc. *                     54,800              3,516,516
                                                                                 -----------
                                                                                  10,596,431

PAPER - 2.70%
Georgia-Pacific Corp.                                          66,500              2,390,675
International Paper Company                                   118,700              4,796,667
MeadWestvaco Corp.                                             57,000              1,818,300
                                                                                 -----------
                                                                                   9,005,642

PETROLEUM SERVICES - 8.90%
Baker Hughes, Inc.                                             45,300              1,980,516
Exxon Mobil Corp.                                             341,000             16,480,530
GlobalSantaFe Corp.                                            91,200              2,795,280
Grey Wolf, Inc. * (a)                                         400,000              1,956,000
Halliburton Company                                            48,200              1,623,858
Key Energy Services, Inc. *                                   107,000              1,182,350
Schlumberger, Ltd.                                             55,000              3,702,050
                                                                                 -----------
                                                                                  29,720,584

PHARMACEUTICALS - 6.19%
Abbott Laboratories                                            40,100              1,698,636
Merck & Company, Inc.                                          86,000              2,838,000
Mylan Laboratories, Inc. (a)                                   80,900              1,456,200
Novartis AG, ADR                                              104,900              4,895,683
Pfizer, Inc.                                                   34,100              1,043,460
Schering-Plough Corp.                                         293,000              5,584,580
Wyeth                                                          84,000              3,141,600
                                                                                 -----------
                                                                                  20,658,159

PUBLISHING - 0.79%
Tribune Company                                                63,900              2,629,485

RAILROADS & EQUIPMENT - 1.82%
CSX Corp.                                                     102,300              3,396,360
Union Pacific Corp.                                            45,900              2,689,740
                                                                                 -----------
                                                                                   6,086,100

REAL ESTATE - 0.40%
Host Marriott Corp., REIT *                                    94,900              1,331,447

RETAIL GROCERY - 0.64%
The Kroger Company *                                          137,200              2,129,344

RETAIL TRADE - 3.16%
Barnes & Noble, Inc. *                                         33,700              1,246,900
CVS Corp.                                                      32,600              1,373,438
Federated Department Stores, Inc.                              27,300              1,240,239
J.C. Penney Company, Inc.                                      25,900                913,752
Limited Brands                                                 83,600              1,863,444
May Department Stores Company                                  51,500              1,319,945
Pier 1 Imports, Inc.                                           59,500              1,075,760
Target Corp.                                                   19,800                895,950
The Yankee Candle, Inc. *                                      21,500                622,640
                                                                                 -----------
                                                                                  10,552,068

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT                    VALUE
                                                           -------------             -------------
COMMON STOCKS (CONTINUED)

SANITARY SERVICES - 1.23%
Aqua America, Inc. (a)                                            48,725             $   1,077,310
Waste Management, Inc.                                           111,300                 3,042,942
                                                                                     -------------
                                                                                         4,120,252

SEMICONDUCTORS - 0.11%
ATMI, Inc. * (a)                                                  18,600                   380,928

SOFTWARE - 1.11%
Microsoft Corp.                                                  134,500                 3,718,925

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.82%
Avaya, Inc. *                                                     87,500                 1,219,750
Nortel Networks Corp. *                                          145,300                   494,020
SBC Communications, Inc.                                          40,000                 1,038,000
                                                                                     -------------
                                                                                         2,751,770

TELEPHONE - 2.48%
Verizon Communications, Inc.                                     210,000                 8,269,800

TRUCKING & FREIGHT - 0.59%
United Parcel Service, Inc., Class B                              26,000                 1,973,920
                                                           -------------             -------------
TOTAL COMMON STOCKS (Cost $279,313,440)                                              $ 322,015,602
                                                                                     -------------

SHORT TERM INVESTMENTS - 6.05%
State Street Navigator Securities
   Lending Prime Portfolio (c)                             $  20,181,088             $  20,181,088
                                                           -------------             -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $20,181,088)                                                                   $  20,181,088
                                                                                     -------------

REPURCHASE AGREEMENTS - 4.34%
Repurchase Agreement with State Street                     $  14,503,000             $  14,503,000
   Corp. dated 09/30/2004 at 0.65% to
   be repurchased at $14,503,262 on
   10/01/2004, collateralized by
   $11,350,000 U.S. Treasury Bonds,
   7.25% due 08/15/2022 (valued at
   $14,799,333, including interest).

                                                                                     -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $14,503,000)                                                                   $  14,503,000
                                                                                     -------------

TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
   (COST $313,997,528) - 106.87%                                                     $ 356,699,690

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.87)%                                        (22,932,779)
                                                                                     -------------
TOTAL NET ASSETS - 100.00%                                                           $ 333,766,911
                                                                                     =============

EQUITY INDEX TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT                VALUE
                                                       ---------            ----------
COMMON STOCKS - 98.09%

ADVERTISING - 0.20%
Monster Worldwide, Inc. *                                    864            $   21,289
Omnicom Group, Inc.                                        1,364                99,654
The Interpublic Group of Companies, Inc. *                 3,075                32,564
                                                                            ----------
                                                                               153,507

AEROSPACE - 2.10%
Boeing Company                                             6,115               315,656
General Dynamics Corp.                                     1,456               148,658
Goodrich Corp.                                               865                27,126
Honeywell International, Inc.                              6,261               224,520
Lockheed Martin Corp.                                      3,241               180,783
Northrop Grumman Corp.                                     2,612               139,298
Raytheon Company                                           3,286               124,802
Rockwell Collins, Inc.                                     1,290                47,911
Textron, Inc.                                              1,010                64,913
United Technologies Corp.                                  3,727               348,027
                                                                            ----------
                                                                             1,621,694

AGRICULTURE - 0.20%
Archer-Daniels-Midland Company                             4,742                80,519
Monsanto Company                                           1,945                70,837
                                                                            ----------
                                                                               151,356

AIR TRAVEL - 0.11%
Delta Air Lines, Inc. * (a)                                  915                 3,010
Southwest Airlines Company                                 5,756                78,397
                                                                            ----------
                                                                                81,407

ALUMINUM - 0.28%
Alcoa, Inc.                                                6,336               212,826

APPAREL & TEXTILES - 0.49%
Cintas Corp.                                               1,247                52,424
Coach, Inc.                                                1,371                58,158
Jones Apparel Group, Inc.                                    908                32,507
Liz Claiborne, Inc.                                          785                29,610
NIKE, Inc., Class B                                        1,918               151,138
Reebok International, Ltd.                                   431                15,826
VF Corp.                                                     803                39,708
                                                                            ----------
                                                                               379,371

AUTO PARTS - 0.31%
AutoZone, Inc. *                                             606                46,813
Dana Corp.                                                 1,088                19,247
Delphi Corp.                                               4,088                37,978
Genuine Parts Company                                      1,275                48,934
Johnson Controls, Inc.                                     1,386                78,739
Visteon Corp.                                                944                 7,543
                                                                            ----------
                                                                               239,254

AUTO SERVICES - 0.04%
AutoNation, Inc. *                                         1,942                33,169

AUTOMOBILES - 0.58%
Ford Motor Company                                        13,329               187,272
General Motors Corp. (a)                                   4,114               174,763

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT                VALUE
                                                          ---------            ----------
COMMON STOCKS (CONTINUED)

AUTOMOBILES (CONTINUED)
PACCAR, Inc.                                                  1,264            $   87,368
                                                                               ----------
                                                                                  449,403

BANKING - 6.24%
AmSouth BanCorp.                                              2,577                62,879
Bank of America Corp.                                        29,630             1,283,868
Bank of New York Company, Inc.                                5,667               165,306
BB&T Corp.                                                    4,039               160,308
Comerica, Inc.                                                1,248                74,069
Fifth Third Bancorp                                           4,152               204,361
First Horizon National Corp.                                    900                39,024
Golden West Financial Corp.                                   1,113               123,487
Huntington Bancshares, Inc.                                   1,673                41,674
KeyCorp                                                       2,963                93,631
M&T Bank Corp.                                                  853                81,632
Marshall & Ilsley Corp.                                       1,623                65,407
National City Corp.                                           4,828               186,457
North Fork Bancorp., Inc. (a)                                 2,258               100,368
Northern Trust Corp.                                          1,601                65,321
Regions Financial Corp. *                                     3,366               111,280
Southtrust Corp.                                              2,425               101,026
Sovereign Bancorp, Inc.                                       2,500                54,550
SunTrust Banks, Inc.                                          2,790               196,444
US Bancorp                                                   13,689               395,612
Wachovia Corp.                                                9,538               447,809
Wells Fargo & Company                                        12,301               733,509
Zions BanCorp                                                   652                39,798
                                                                               ----------
                                                                                4,827,820

BIOTECHNOLOGY - 1.18%
Amgen, Inc. *                                                 9,222               522,703
Applera Corp.-Applied Biosystems Group                        1,470                27,739
Biogen Idec, Inc. *                                           2,465               150,784
Chiron Corp. *                                                1,367                60,421
Genzyme Corp. *                                               1,661                90,375
MedImmune, Inc. *                                             1,816                43,039
Millipore Corp. *                                               361                17,274
                                                                               ----------
                                                                                  912,335

BROADCASTING - 0.82%
Clear Channel Communications, Inc.                            4,298               133,969
Univision Communications, Inc., Class A *                     2,350                74,283
Viacom, Inc., Class B                                        12,637               424,098
                                                                               ----------
                                                                                  632,350

BUILDING MATERIALS & CONSTRUCTION - 0.22%
American Standard Companies, Inc.                             1,558                60,622
Masco Corp.                                                   3,156               108,977
                                                                               ----------
                                                                                  169,599

BUSINESS SERVICES - 2.02%
Affiliated Computer Services, Inc., Class A *                   932                51,884
Automatic Data Processing, Inc.                               4,255               175,817
Cendant Corp.                                                 7,690               166,104
Charles Schwab Corp.                                          9,954                91,477
Computer Sciences Corp. *                                     1,375                64,763
Convergys Corp. *                                             1,038                13,940
Deluxe Corp.                                                    364                14,931
Electronic Arts, Inc.                                         2,212               101,730
Electronic Data Systems Corp.                                 3,732                72,364
Equifax, Inc.                                                   992                26,149
First Data Corp.                                              6,246               271,701
Fluor Corp.                                                     608                27,068
Moody's Corp.                                                 1,078                78,964
NCR Corp. *                                                     686                34,019
Paychex, Inc.                                                 2,754                83,033
Pitney Bowes, Inc.                                            1,684                74,264
R.R. Donnelley & Sons Company                                 1,596                49,987
Robert Half International, Inc.                               1,255                32,341
SunGuard Data Systems, Inc. *                                 2,101                49,941
Unisys Corp. *                                                2,439                25,171
VERITAS Software Corp. *                                      3,153                56,123
                                                                               ----------
                                                                                1,561,771

CABLE AND TELEVISION - 1.29%
Comcast Corp., Class A *                                     16,279               459,719
Time Warner, Inc. *                                          33,307               537,575
                                                                               ----------
                                                                                  997,294

CELLULAR COMMUNICATIONS - 1.03%
AT&T Wireless Services, Inc. *                               19,883               293,871
Motorola, Inc.                                               17,209               310,450
Nextel Communications, Inc., Class A *                        8,111               193,366
                                                                               ----------
                                                                                  797,687

CHEMICALS - 1.41%
Air Products & Chemicals, Inc.                                1,656                90,053
Ashland, Inc.                                                   518                29,049
Dow Chemical Company                                          6,843               309,167
E.I. Du Pont De Nemours & Company                             7,269               311,113
Eastman Chemical Company                                        567                26,961
Engelhard Corp.                                                 906                25,685
Great Lakes Chemical Corp.                                      370                 9,472
Hercules, Inc. *                                                814                11,600
PPG Industries, Inc.                                          1,251                76,661
Praxair, Inc.                                                 2,367               101,166
Rohm & Haas Company                                           1,634                70,213
Sigma-Aldrich Corp.                                             503                29,174
                                                                               ----------
                                                                                1,090,314

COLLEGES & UNIVERSITIES - 0.13%
Apollo Group, Inc., Class A *                                 1,405               103,085

COMPUTERS & BUSINESS EQUIPMENT - 3.56%
Apple Computer, Inc. *                                        2,826               109,507
Dell, Inc. *                                                 18,186               647,422

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT              VALUE
                                                      ---------           ----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
EMC Corp. *                                             17,516            $  202,135
Gateway, Inc. *                                          2,715                13,439
Hewlett-Packard Company                                 21,998               412,463
International Business Machines Corp.                   12,203             1,046,285
Lexmark International, Inc. *                              943                79,221
Network Appliance, Inc. *                                2,605                59,915
Sun Microsystems, Inc. *                                24,228                97,881
Xerox Corp. *                                            6,112                86,057
                                                                          ----------
                                                                           2,754,325

CONSTRUCTION & MINING EQUIPMENT - 0.03%
Rowan Companies, Inc. *                                    778                20,539

CONSTRUCTION MATERIALS - 0.11%
Sherwin-Williams Company                                 1,037                45,586
Vulcan Materials Company                                   745                37,958
                                                                          ----------
                                                                              83,544

CONTAINERS & GLASS - 0.14%
Ball Corp.                                                 819                30,655
Bemis Company, Inc.                                        779                20,706
Pactiv Corp. *                                           1,095                25,459
Sealed Air Corp. *                                         612                28,366
                                                                          ----------
                                                                             105,186

COSMETICS & TOILETRIES - 2.48%
Alberto Culver Company, Class B                            661                28,740
Avon Products, Inc.                                      3,445               150,478
Colgate-Palmolive Company                                3,868               174,756
International Flavors & Fragrances, Inc.                   686                26,205
Kimberly-Clark Corp.                                     3,602               232,653
The Gillette Company                                     7,298               304,619
The Procter & Gamble Company                            18,518             1,002,194
                                                                          ----------
                                                                           1,919,645

CRUDE PETROLEUM & NATURAL GAS - 1.95%
Amerada Hess Corp.                                         664                59,096
Apache Corp.                                             2,375               119,011
Burlington Resources, Inc.                               2,876               117,341
ChevronTexaco Corp.                                     15,517               832,332
Devon Energy Corp.                                       1,761               125,049
EOG Resources, Inc.                                        858                56,499
Occidental Petroleum Corp.                               2,853               159,568
Sunoco, Inc.                                               549                40,615
                                                                          ----------
                                                                           1,509,511

DOMESTIC OIL - 0.24%
Marathon Oil Corp.                                       2,521               104,067
Unocal Corp.                                             1,929                82,947
                                                                          ----------
                                                                             187,014

ELECTRICAL EQUIPMENT - 3.78%
American Power Conversion Corp.                          1,460                25,390
Cooper Industries, Ltd., Class A                           690                40,710
Emerson Electric Company                                 3,060               189,383
General Electric Company                                76,909             2,582,604
Molex, Inc.                                              1,381                41,182
Power-One, Inc. *                                          611                 3,959
Symbol Technologies, Inc.                                1,743                22,032
Tektronix, Inc.                                            613                20,382
                                                                          ----------
                                                                           2,925,642

ELECTRICAL UTILITIES - 2.43%
Allegheny Energy, Inc. * (a)                               926                14,779
Ameren Corp.                                             1,415                65,302
American Electric Power Company, Inc.                    2,882                92,109
Calpine Corp. * (a)                                      3,233                 9,376
CenterPoint Energy, Inc.                                 2,240                23,206
Cinergy Corp.                                            1,315                52,074
CMS Energy Corp. * (a)                                   1,175                11,186
Consolidated Edison, Inc.                                1,759                73,948
Constellation Energy Group, Inc.                         1,278                50,916
Dominion Resources, Inc.                                 2,405               156,926
DTE Energy Company                                       1,265                53,370
Duke Energy Corp.                                        6,831               156,362
Edison International                                     2,373                62,908
Entergy Corp.                                            1,653               100,188
Exelon Corp.                                             4,809               176,442
FirstEnergy Corp.                                        2,403                98,715
FPL Group, Inc.                                          1,349                92,164
PG&E Corp. *                                             2,920                88,768
Pinnacle West Capital Corp.                                665                27,598
PPL Corp.                                                1,376                64,920
Public Service Enterprise Group, Inc.                    1,728                73,613
TECO Energy, Inc. (a)                                    1,448                19,591
The AES Corp. *                                          4,709                47,043
The Southern Company                                     5,377               161,203
TXU Corp.                                                2,162               103,603
                                                                          ----------
                                                                           1,876,310

ELECTRONICS - 0.37%
Adobe Systems, Inc.                                      1,747                86,424
Agilent Technologies, Inc. *                             3,537                76,293
Jabil Circuit, Inc. *                                    1,464                33,672
Sanmina-SCI Corp. *                                      3,796                26,762
Solectron Corp. *                                        7,005                34,675
Thermo Electron Corp. *                                  1,189                32,127
                                                                          ----------
                                                                             289,953

ENERGY - 0.24%
Progress Energy, Inc.                                    1,798                76,127
Sempra Energy                                            1,688                61,089
Xcel Energy, Inc.                                        2,912                50,436
                                                                          ----------
                                                                             187,652

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT              VALUE
                                                     ---------           ----------
COMMON STOCKS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.42%
Federal Home Loan Mortgage Corp.                        5,004            $  326,461

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.58%
Federal National Mortgage Association                   7,050               446,970

FINANCIAL SERVICES - 7.29%
Bear Stearns Companies, Inc.                              751                72,224
Capital One Financial Corp.                             1,759               129,990
Citigroup, Inc.                                        37,735             1,664,868
Countrywide Financial Corp.                             4,102               161,578
E*TRADE Financial Corp. *                               2,719                31,051
Federated Investors, Inc., Class B                        790                22,468
Fiserv, Inc. *                                          1,422                49,571
Franklin Resources, Inc.                                1,817               101,316
H & R Block, Inc.                                       1,201                59,353
J.P. Morgan Chase & Company                            25,947             1,030,874
Janus Capital Group, Inc.                               1,744                23,736
Lehman Brothers Holdings, Inc.                          1,976               157,527
MBNA Corp.                                              9,307               234,536
Mellon Financial Corp.                                  3,089                85,534
Merrill Lynch & Company, Inc.                           6,843               340,234
Morgan Stanley                                          8,001               394,449
PNC Financial Services Group                            2,057               111,284
Providian Financial Corp. *                             2,132                33,131
SLM Corp.                                               3,176               141,650
State Street Corp. (c)                                  2,449               104,597
Synovus Financial Corp.                                 2,254                58,942
T. Rowe Price Group, Inc.                                 927                47,221
The Goldman Sachs Group, Inc.                           3,540               330,070
Washington Mutual, Inc.                                 6,356               248,392
                                                                         ----------
                                                                          5,634,596

FOOD & BEVERAGES - 3.52%
Anheuser-Busch Companies, Inc.                          5,835               291,458
Campbell Soup Company                                   2,990                78,607
Coca-Cola Enterprises, Inc.                             3,416                64,562
ConAgra Foods, Inc.                                     3,849                98,958
General Mills, Inc.                                     2,769               124,328
H.J. Heinz Company                                      2,545                91,671
Hershey Foods Corp.                                     1,794                83,798
Kellogg Company                                         3,011               128,449
McCormick & Company, Inc.                                 998                34,271
PepsiCo, Inc.                                          12,340               600,341
Sara Lee Corp.                                          5,778               132,085
Starbucks Corp. *                                       2,895               131,607
The Coca-Cola Company                                  17,674               707,844
The Pepsi Bottling Group, Inc.                          1,853                50,309
William Wrigley Jr. Company                             1,637               103,639
                                                                         ----------
                                                                          2,721,927

FOREST PRODUCTS - 0.15%
Weyerhaeuser Company                                    1,744               115,941

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                                   1,396                39,228

GAS & PIPELINE UTILITIES - 0.35%
Dynegy, Inc., Class A *                                 2,765                13,797
El Paso Corp.                                           4,669                42,908
KeySpan Corp.                                           1,167                45,747
Kinder Morgan, Inc.                                       900                56,538
Nicor, Inc. (a)                                           321                11,781
NiSource, Inc.                                          1,919                40,318
Peoples Energy Corp. (a)                                  274                11,420
Williams Companies, Inc.                                3,805                46,041
                                                                         ----------
                                                                            268,550

HEALTHCARE PRODUCTS - 3.74%
Bausch & Lomb, Inc.                                       387                25,716
Baxter International, Inc.                              4,478               144,012
Becton, Dickinson & Company                             1,825                94,353
Biomet, Inc.                                            1,850                86,728
Boston Scientific Corp.                                 6,135               243,744
C.R. Bard, Inc.                                           764                43,265
Fisher Scientific International, Inc. *                   837                48,822
Guidant Corp.                                           2,291               151,298
Johnson & Johnson                                      21,621             1,217,911
Medtronic, Inc.                                         8,810               457,239
St. Jude Medical, Inc. *                                1,289                97,023
Stryker Corp.                                           2,923               140,538
Zimmer Holdings, Inc. *                                 1,785               141,086
                                                                         ----------
                                                                          2,891,735

HEALTHCARE SERVICES - 1.33%
Cardinal Health, Inc.                                   3,135               137,219
Express Scripts, Inc. *                                   565                36,917
HCA, Inc.                                               3,516               134,135
Humana, Inc. *                                          1,161                23,197
IMS Health, Inc.                                        1,703                40,736
McKesson Corp.                                          2,139                54,865
Medco Health Solutions, Inc. *                          1,982                61,244
Quest Diagnostics, Inc.                                   742                65,459
UnitedHealth Group, Inc.                                4,842               357,049
Wellpoint Health Networks, Inc. *                       1,144               120,223
                                                                         ----------
                                                                          1,031,044

HOMEBUILDERS - 0.17%
Centex Corp.                                              900                45,414
KB Home                                                   337                28,473
Pulte Homes, Inc.                                         925                56,767
                                                                         ----------
                                                                            130,654

HOTELS & RESTAURANTS - 0.84%
Darden Restaurants, Inc.                                1,149                26,795
Harrah's Entertainment, Inc.                              815                43,179

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT                VALUE
                                                      ---------            ----------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Hilton Hotels Corp.                                       2,804            $   52,827
Marriott International, Inc., Class A                     1,667                86,617
McDonald's Corp.                                          9,151               256,503
Starwood Hotels & Resorts Worldwide, Inc.                 1,516                70,373
Wendy's International, Inc.                                 827                27,787
Yum! Brands, Inc.                                         2,117                86,077
                                                                           ----------
                                                                              650,158

HOUSEHOLD APPLIANCES - 0.11%
Black & Decker Corp.                                        584                45,225
Maytag Corp.                                                575                10,563
Whirlpool Corp.                                             484                29,083
                                                                           ----------
                                                                               84,871

HOUSEHOLD PRODUCTS - 0.26%
Fortune Brands, Inc.                                      1,049                77,720
Newell Rubbermaid, Inc.                                   2,002                40,120
The Clorox Company                                        1,552                82,722
                                                                           ----------
                                                                              200,562

INDUSTRIAL MACHINERY - 0.84%
Caterpillar, Inc.                                         2,497               200,884
Cummins, Inc.                                               323                23,867
Deere & Company                                           1,808               116,706
Dover Corp.                                               1,481                57,567
Ingersoll-Rand Company, Class A                           1,262                85,778
ITT Industries, Inc.                                        672                53,753
Pall Corp.                                                  911                22,301
Parker-Hannifin Corp.                                       870                51,208
W.W. Grainger, Inc.                                         663                38,222
                                                                           ----------
                                                                              650,286

INDUSTRIALS - 0.02%
Crane Company                                               430                12,436

INSURANCE - 5.01%
ACE, Ltd.                                                 2,069                82,884
Aetna, Inc.                                               1,119               111,822
AFLAC, Inc.                                               3,694               144,842
Ambac Financial Group, Inc.                                 790                63,160
American International Group, Inc.                       18,978             1,290,314
Anthem, Inc. *                                            1,017                88,733
Aon Corp.                                                 2,301                66,131
Chubb Corp.                                               1,391                97,759
CIGNA Corp.                                               1,002                69,769
Cincinnati Financial Corp.                                1,226                50,536
Hartford Financial Services Group, Inc.                   2,136               132,282
Jefferson-Pilot Corp.                                       994                49,362
Lincoln National Corp.                                    1,282                60,254
Loews Corp.                                               1,351                79,033
Marsh & McLennan Companies, Inc.                          3,792               173,522
MBIA, Inc.                                                1,043                60,713
MetLife, Inc.                                             5,464               211,184
MGIC Investment Corp.                                       718                47,783
Principal Financial Group, Inc.                           2,283                82,120
Progressive Corp.                                         1,581               133,990
Prudential Financial, Inc.                                3,781               177,858
SAFECO Corp.                                                914                41,724
The Allstate Corp.                                        5,048               242,254
The St. Paul Travelers Companies, Inc.                    4,872               161,068
Torchmark, Inc.                                             799                42,491
UNUMProvident Corp.                                       2,159                33,875
XL Capital, Ltd., Class A                                 1,008                74,582
                                                                           ----------
                                                                            3,870,045

INTERNATIONAL OIL - 0.90%
Anadarko Petroleum Corp.                                  1,823               120,974
ConocoPhillips                                            5,017               415,659
Kerr-McGee Corp.                                          1,100                62,975
Nabors Industries, Ltd. *                                 1,084                51,327
Noble Corp. *                                               975                43,826
                                                                           ----------
                                                                              694,761

INTERNET CONTENT - 0.43%
Yahoo!, Inc.                                              9,911               336,082

INTERNET RETAIL - 0.57%
eBay, Inc. *                                              4,815               442,691

INTERNET SOFTWARE - 1.32%
Cisco Systems, Inc. *                                    49,253               891,479
Symantec Corp.                                            2,296               126,005
                                                                           ----------
                                                                            1,017,484

LEISURE TIME - 0.88%
Brunswick Corp.                                             696                31,849
Carnival Corp.                                            4,611               218,054
International Game Technology                             2,510                90,235
The Walt Disney Company                                  14,966               337,483
                                                                           ----------
                                                                              677,621

LIFE SCIENCES - 0.07%
PerkinElmer, Inc.                                           933                16,066
Waters Corp. *                                              861                37,970
                                                                           ----------
                                                                               54,036

LIQUOR - 0.08%
Adolph Coors Company, Class B                               272                18,474
Brown Forman Corp., Class B                                 885                40,533
                                                                           ----------
                                                                               59,007

MANUFACTURING - 1.79%
3M Company                                                5,701               455,909
Danaher Corp.                                             2,246               115,175
Eaton Corp.                                               1,104                70,005
Illinois Tool Works, Inc.                                 2,202               205,160
Rockwell Automation, Inc                                  1,343                51,974
Snap-on, Inc.                                               421                11,603

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT                VALUE
                                                          ---------            ----------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
The Stanley Works                                               597            $   25,390
Tyco International, Ltd.                                     14,633               448,648
                                                                               ----------
                                                                                1,383,864

MEDICAL-HOSPITALS - 0.12%
Health Management Associates, Inc., Class A                   1,773                36,222
Manor Care, Inc.                                                637                19,085
Tenet Healthcare Corp. *                                      3,395                36,632
                                                                               ----------
                                                                                   91,939

MINING - 0.34%
Freeport-McMoran Copper & Gold, Inc., Class B                 1,290                52,245
Newmont Mining Corp.                                          3,230               147,062
Phelps Dodge Corp.                                              685                63,040
                                                                               ----------
                                                                                  262,347

NEWSPAPERS - 0.08%
Dow Jones & Company, Inc.                                       596                24,203
Knight-Ridder, Inc.                                             564                36,914
                                                                               ----------
                                                                                   61,117

OFFICE FURNISHINGS & SUPPLIES - 0.11%
Avery Dennison Corp.                                            805                52,953
Office Depot, Inc. *                                          2,282                34,298
                                                                               ----------
                                                                                   87,251

PAPER - 0.48%
Boise Cascade Corp.                                             641                21,333
Georgia-Pacific Corp.                                         1,881                67,622
International Paper Company                                   3,542               143,132
Louisiana-Pacific Corp.                                         796                20,656
MeadWestvaco Corp.                                            1,470                46,893
Plum Creek Timber Company, Inc.                               1,335                46,765
Temple-Inland, Inc.                                             406                27,263
                                                                               ----------
                                                                                  373,664

PETROLEUM SERVICES - 3.90%
Baker Hughes, Inc.                                            2,431               106,283
BJ Services Company                                           1,176                61,634
Exxon Mobil Corp.                                            47,388             2,290,262
Halliburton Company                                           3,216               108,347
Schlumberger, Ltd.                                            4,301               289,500
Transocean, Inc. *                                            2,337                83,618
Valero Energy Corp.                                             931                74,676
                                                                               ----------
                                                                                3,014,320

PHARMACEUTICALS - 6.04%
Abbott Laboratories                                          11,372               481,718
Allergan, Inc.                                                  960                69,648
AmerisourceBergen Corp.                                         819                43,988
Bristol-Myers Squibb Company                                 14,169               335,380
Caremark Rx, Inc. *                                           3,394               108,846
Eli Lilly & Company                                           8,235               494,512
Forest Laboratories, Inc. *                                   2,697               121,311
Gilead Sciences, Inc. *                                       3,136               117,224
Hospira, Inc. *                                               1,137                34,792
King Pharmaceuticals, Inc. *                                  1,760                21,014
Merck & Company, Inc.                                        16,162               533,346
Mylan Laboratories, Inc. (a)                                  1,958                35,244
Pfizer, Inc.                                                 55,002             1,683,061
Schering-Plough Corp.                                        10,725               204,419
Watson Pharmaceuticals, Inc. *                                  797                23,480
Wyeth                                                         9,716               363,378
                                                                               ----------
                                                                                4,671,361

PHOTOGRAPHY - 0.09%
Eastman Kodak Company                                         2,088                67,275

PUBLISHING - 0.55%
Gannett Company, Inc.                                         1,938               162,327
McGraw-Hill Companies, Inc.                                   1,384               110,291
Meredith Corp.                                                  366                18,805
The New York Times Company, Class A                           1,070                41,837
Tribune Company                                               2,318                95,386
                                                                               ----------
                                                                                  428,646

RAILROADS & EQUIPMENT - 0.45%
Burlington Northern Santa Fe Corp.                            2,713               103,935
CSX Corp.                                                     1,565                51,958
Norfolk Southern Corp.                                        2,868                85,294
Union Pacific Corp.                                           1,888               110,637
                                                                               ----------
                                                                                  351,824

REAL ESTATE - 0.38%
Apartment Investment & Management
  Company, Class A, REIT                                        689                23,963
Equity Office Properties Trust, REIT                          2,935                79,979
Equity Residential, REIT                                      2,045                63,395
ProLogis, REIT                                                1,324                46,658
Simon Property Group, Inc., REIT                              1,516                81,303
                                                                               ----------
                                                                                  295,298

RETAIL GROCERY - 0.49%
Albertsons, Inc. (a)                                          2,679                64,108
Safeway, Inc. *                                               3,255                62,854
SUPERVALU, Inc.                                                 990                27,275
Sysco Corp.                                                   4,658               139,367
The Kroger Company *                                          5,384                83,560
Winn-Dixie Stores, Inc. (a)                                   1,035                 3,198
                                                                               ----------
                                                                                  380,362

RETAIL TRADE - 5.95%
Bed Bath & Beyond, Inc. *                                     2,189                81,234
Best Buy Company, Inc.                                        2,367               128,386
Big Lots, Inc. *                                                839                10,261
Circuit City Stores-Circuit City Group                        1,448                22,212
Costco Wholesale Corp.                                        3,359               139,600
CVS Corp.                                                     2,909               122,556
Dillard's, Inc., Class A                                        608                12,002

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT                VALUE
                                                       ---------            ----------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Dollar General Corp.                                       2,392            $   48,199
Family Dollar Stores, Inc.                                 1,226                33,225
Federated Department Stores, Inc.                          1,310                59,513
Home Depot, Inc.                                          15,992               626,886
J.C. Penney Company, Inc.                                  2,099                74,053
Kohl's Corp. *                                             2,489               119,945
Limited Brands                                             3,442                76,722
Lowe's Companies, Inc.                                     5,679               308,654
May Department Stores Company                              2,123                54,413
Nordstrom, Inc.                                            1,023                39,120
RadioShack Corp.                                           1,163                33,308
Sears, Roebuck & Company                                   1,544                61,528
Staples, Inc.                                              3,624               108,068
Target Corp.                                               6,580               297,745
The Gap, Inc.                                              6,583               123,102
The TJX Companies, Inc.                                    3,560                78,462
Tiffany & Company                                          1,064                32,707
Walgreen Company                                           7,463               267,399
Wal-Mart Stores, Inc.                                     30,904             1,644,093
                                                                            ----------
                                                                             4,603,393

SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. *                            2,318                20,515
Ecolab, Inc.                                               1,875                58,950
Waste Management, Inc.                                     4,224               115,484
                                                                            ----------
                                                                               194,949

SEMICONDUCTORS - 2.83%
Advanced Micro Devices, Inc. * (a)                         2,585                33,605
Altera Corp. *                                             2,708                52,996
Analog Devices, Inc.                                       2,756               106,878
Applied Materials, Inc. *                                 12,370               203,981
Applied Micro Circuits Corp. *                             2,281                 7,139
Broadcom Corp., Class A *                                  2,346                64,022
Intel Corp.                                               46,729               937,384
KLA-Tencor Corp. *                                         1,430                59,316
Linear Technology Corp.                                    2,240                81,178
LSI Logic Corp. *                                          2,804                12,085
Maxim Integrated Products, Inc.                            2,366               100,058
Micron Technology, Inc. *                                  4,454                53,582
National Semiconductor Corp.                               2,609                40,413
Novellus Systems, Inc. *                                   1,040                27,654
NVIDIA Corp. *                                             1,213                17,613
PMC-Sierra, Inc. *                                         1,289                11,356
QLogic Corp. *                                               673                19,927
Teradyne, Inc. *                                           1,414                18,948
Texas Instruments, Inc.                                   12,610               268,341
Xilinx, Inc.                                               2,528                68,256
                                                                            ----------
                                                                             2,184,732

SOFTWARE - 3.91%
Autodesk, Inc.                                               827                40,217
BMC Software, Inc. *                                       1,625                25,691
Citrix Systems, Inc. *                                     1,232                21,585
Computer Associates International, Inc.                    4,264               112,143
Compuware Corp. *                                          2,813                14,487
Intuit, Inc. *                                             1,395                63,333
Mercury Interactive Corp. *                                  679                23,684
Microsoft Corp.                                           79,200             2,189,880
Novell, Inc. *                                             2,817                17,775
Oracle Corp. *                                            37,665               424,861
Parametric Technology Corp. *                              1,960                10,349
PeopleSoft, Inc. *                                         2,672                53,039
Siebel Systems, Inc. *                                     3,682                27,762
                                                                            ----------
                                                                             3,024,806

STEEL - 0.14%
Allegheny Technologies, Inc.                                 694                12,666
Nucor Corp.                                                  577                52,720
United States Steel Corp.                                    826                31,074
Worthington Industries, Inc.                                 636                13,579
                                                                            ----------
                                                                               110,039

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.98%
ADC Telecommunications, Inc. *                             5,892                10,664
Andrew Corp. *                                             1,171                14,333
Avaya, Inc. *                                              3,297                45,960
CIENA Corp. *                                              4,146                 8,209
Citizens Communications Company                            2,415                32,337
Comverse Technology, Inc. *                                1,425                26,833
Corning, Inc. *                                           10,152               112,484
JDS Uniphase Corp. *                                      10,491                35,355
Lucent Technologies, Inc. * (a)                           31,392                99,513
QUALCOMM, Inc.                                            11,857               462,897
SBC Communications, Inc.                                  24,138               626,381
Scientific-Atlanta, Inc.                                   1,116                28,927
Tellabs, Inc. *                                            3,032                27,864
                                                                            ----------
                                                                             1,531,757

TELEPHONE - 2.14%
ALLTEL Corp.                                               2,245               123,273
AT&T Corp.                                                 5,789                82,899
BellSouth Corp.                                           13,336               361,672
CenturyTel, Inc.                                             984                33,692
Qwest Communications International, Inc. *                13,222                44,029
Sprint Corp. (FON Group)                                  10,581               212,996
Verizon Communications, Inc.                              20,166               794,137
                                                                            ----------
                                                                             1,652,698

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                                 545                10,993
Goodyear Tire & Rubber Company * (a)                       1,277                13,715
                                                                            ----------
                                                                                24,708

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT                   VALUE
                                                             ----------             ------------
COMMON STOCKS (CONTINUED)

TOBACCO - 1.07%
Altria Group, Inc.                                               14,946             $    703,060
Reynolds American, Inc. (a)                                       1,078                   73,347
UST, Inc.                                                         1,204                   48,473
                                                                                    ------------
                                                                                         824,880

TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Hasbro, Inc.                                                      1,288                   24,214
Mattel, Inc.                                                      3,016                   54,680
Toys R Us, Inc. *                                                 1,559                   27,657
                                                                                    ------------
                                                                                         106,551

TRANSPORTATION - 0.17%
Harley-Davidson, Inc.                                             2,149                  127,737

TRAVEL SERVICES - 0.65%
American Express Company                                          9,235                  475,233
Sabre Holdings Corp.                                              1,000                   24,530
                                                                                    ------------
                                                                                         499,763

TRUCKING & FREIGHT - 1.10%
Fedex Corp.                                                       2,188                  187,490
Navistar International Corp. *                                      509                   18,929
Ryder Systems, Inc.                                                 469                   22,062
United Parcel Service, Inc., Class B                              8,190                  621,785
                                                                                    ------------
                                                                                         850,266
                                                                                    ------------
TOTAL COMMON STOCKS (Cost $83,872,623)                                              $ 75,836,256
                                                                                    ------------

SHORT TERM INVESTMENTS - 2.77%
State Street Navigator Securities
   Lending Prime Portfolio (c)                             $    643,908             $    643,908
UBS Finance Delaware, Inc.
   1.88% due 10/01/2004                                       1,100,000                1,100,000
United States Treasury Bills
   zero coupon due 10/14/2004 ****                              400,000                  399,811
                                                           ------------             ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,143,719)                                                                   $  2,143,719
                                                                                    ------------

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street                     $      6,000             $      6,000
   Corp. dated 09/30/2004 at 1.55% to
   be repurchased at $6,000 on
   10/01/2004, collateralized by $5,000
   U.S. Treasury Bonds, 8.75% due
   08/15/2020 (valued at $7,331,
   including interest)

                                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,000)                                                                       $      6,000
                                                                                    ------------
TOTAL INVESTMENTS (EQUITY INDEX TRUST)
   (COST $86,022,342) - 100.87%                                                     $ 77,985,975
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.87)%                                         (669,990)
                                                                                    ------------
TOTAL NET ASSETS - 100.00%                                                          $ 77,315,985
                                                                                    ============

FUNDAMENTAL VALUE TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                 VALUE
                                                   ----------            -----------
COMMON STOCKS - 92.99%

AUTO PARTS - 0.85%
AutoZone, Inc. *                                       77,500            $ 5,986,875

BANKING - 8.27%
Fifth Third Bancorp                                   198,300              9,760,326
Golden West Financial Corp.                           173,900             19,294,205
Lloyds TSB Group PLC, ADR (a)                         180,400              5,678,992
Wells Fargo & Company                                 393,700             23,476,331
                                                                         -----------
                                                                          58,209,854

BUSINESS SERVICES - 2.84%
Dun & Bradstreet Corp. * (a)                           99,400              5,834,780
Iron Mountain, Inc.                                    26,900                910,565
Moody's Corp.                                         111,900              8,196,675
Rentokil Initial PLC *                              1,013,800              2,761,183
WPP Group PLC, ADR (a)                                 48,900              2,283,581
                                                                         -----------
                                                                          19,986,784

CABLE AND TELEVISION - 3.26%
Comcast Corp.-Special Class A *                       820,900             22,919,528

CELLULAR COMMUNICATIONS - 0.45%
SK Telecom Company, Ltd., ADR (a)                     163,600              3,182,020

COMPUTERS & BUSINESS EQUIPMENT - 1.55%
Lexmark International, Inc. *                         129,900             10,912,899

CONSTRUCTION MATERIALS - 1.37%
Martin Marietta Materials, Inc.                       101,400              4,590,378
Vulcan Materials Company                               99,700              5,079,715
                                                                         -----------
                                                                           9,670,093

CONTAINERS & GLASS - 2.66%
Sealed Air Corp. * (a)                                404,100             18,730,035

CRUDE PETROLEUM & NATURAL GAS - 5.35%
Devon Energy Corp.                                    183,000             12,994,830
EOG Resources, Inc.                                   152,100             10,015,785
Occidental Petroleum Corp.                            262,200             14,664,846
                                                                         -----------
                                                                          37,675,461

DRUGS & HEALTH CARE - 0.42%
Novartis AG *                                          63,600              2,967,745

FINANCIAL SERVICES - 10.66%
Citigroup, Inc.                                       501,700             22,135,004
H & R Block, Inc. (a)                                 247,900             12,251,218
J.P. Morgan Chase & Company                           620,820             24,665,179
Morgan Stanley                                        115,600              5,699,080
Providian Financial Corp. * (a)                       206,500              3,209,010
State Street Corp. (c)                                 36,600              1,563,186
Takefuji Corp. *                                       86,100              5,508,462
                                                                         -----------
                                                                          75,031,139

FOOD & BEVERAGES - 2.27%
Diageo PLC-sponsored ADR (a)                          191,800              9,672,474
Hershey Foods Corp.                                   134,600              6,287,166
                                                                         -----------
                                                                          15,959,640

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT                     VALUE
                                                           -------------             -------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES - 1.79%
Cardinal Health, Inc.                                            159,500             $   6,981,315
HCA, Inc.                                                        146,600                 5,592,790
                                                                                     -------------
                                                                                        12,574,105

HOLDINGS COMPANIES/CONGLOMERATES - 7.97%
Berkshire Hathaway, Inc., Class A *                                  372                32,233,800
HSBC Holdings PLC *                                            1,501,700                23,833,575
                                                                                     -------------
                                                                                        56,067,375

INSURANCE - 13.64%
American International Group, Inc.                               529,500                36,000,705
Aon Corp. (a)                                                    229,900                 6,607,326
Chubb Corp.                                                       28,300                 1,988,924
Loews Corp.                                                      201,400                11,781,900
Markel Corp. * (a)                                                 2,000                   616,800
Marsh & McLennan Companies, Inc.                                 152,600                 6,982,976
Principal Financial Group, Inc.                                   71,600                 2,575,452
Progressive Corp.                                                227,100                19,246,725
Sun Life Financial, Inc.                                          42,300                 1,270,692
Transatlantic Holdings, Inc.                                     163,312                 8,876,007
                                                                                     -------------
                                                                                        95,947,507

INTERNATIONAL OIL - 2.40%
ConocoPhillips                                                   203,663                16,873,480

INTERNET RETAIL - 0.50%
IAC/InterActiveCorp * (a)                                        158,600                 3,492,372

LIQUOR - 0.82%
Heineken Holding NV *                                            214,925                 5,775,351

MANUFACTURING - 3.77%
Tyco International, Ltd.                                         864,356                26,501,155

PETROLEUM SERVICES - 0.63%
Transocean, Inc. *                                               123,300                 4,411,674

PHARMACEUTICALS - 1.84%
Eli Lilly & Company                                              127,600                 7,662,380
Pfizer, Inc.                                                     171,980                 5,262,588
                                                                                     -------------
                                                                                        12,924,968

PUBLISHING - 1.65%
Gannett Company, Inc.                                             47,800                 4,003,728
Lagardere S.C.A. *                                               122,300                 7,584,190
                                                                                     -------------
                                                                                        11,587,918

REAL ESTATE - 1.59%
CenterPoint Properties Corp., REIT                               256,200                11,165,196

RETAIL TRADE - 2.86%
Costco Wholesale Corp.                                           484,000                20,115,040

SEMICONDUCTORS - 0.02%
Agere Systems, Inc., Class A *                                   135,700                   142,485

SOFTWARE - 1.17%
Microsoft Corp.                                                  298,100                 8,242,465

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.29%
Nokia Oyj-Sponsored ADR                                          147,700                2,026,444

TOBACCO - 4.50%
Altria Group, Inc.                                               673,500                31,681,440

TRAVEL SERVICES - 6.87%
American Express Company                                         938,600                48,300,356

TRUCKING & FREIGHT - 0.73%
United Parcel Service, Inc., Class B                              67,400                 5,117,008
                                                           -------------             -------------
TOTAL COMMON STOCKS (Cost $548,547,913)                                              $ 654,178,412
                                                                                     -------------

SHORT TERM INVESTMENTS - 12.25%
San Paolo US Financial
   1.76% due 10/01/2004                                    $  30,611,000             $  30,611,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                        35,339,967                35,339,967
UBS Finance Delaware, Inc.
   1.88% due 10/01/2004                                       20,245,000                20,245,000
                                                           -------------             -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $86,195,967)                                                                   $  86,195,967
                                                                                     -------------
TOTAL INVESTMENTS (FUNDAMENTAL VALUE TRUST)
   (COST $634,743,880) - 105.24%                                                     $ 740,374,379
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.24)%                                        (36,863,644)
                                                                                     -------------
TOTAL NET ASSETS - 100.00%                                                           $ 703,510,735
                                                                                     =============

GROWTH & INCOME TRUST

                                       SHARES OR
                                       PRINCIPAL
                                         AMOUNT                 VALUE
                                       ----------            -----------
COMMON STOCKS - 99.31%

AEROSPACE - 2.82%
General Dynamics Corp.                    130,000            $13,273,000
United Technologies Corp.                 292,400             27,304,312
                                                             -----------
                                                              40,577,312

ALUMINUM - 1.58%
Alcoa, Inc.                               674,400             22,653,096

APPAREL & TEXTILES - 0.67%
NIKE, Inc., Class B                       121,800              9,597,840

BANKING - 4.44%
Bank of America Corp.                   1,367,900             59,271,107
Comerica, Inc.                             75,800              4,498,730
                                                             -----------
                                                              63,769,837

BIOTECHNOLOGY - 2.41%
Amgen, Inc. *                             389,200             22,059,856
Genzyme Corp. *                           230,900             12,563,269
                                                             -----------
                                                              34,623,125

BROADCASTING - 1.47%
Viacom, Inc., Class B (a)                 629,200             21,115,952

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT                 VALUE
                                                    ----------            ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 2.43%
Accenture, Ltd., Class A *                             310,800            $  8,407,140
First Data Corp.                                       611,300              26,591,550
                                                                          ------------
                                                                            34,998,690

CABLE AND TELEVISION - 2.78%
Time Warner, Inc. *                                  2,479,600              40,020,744

CELLULAR COMMUNICATIONS - 1.42%
Motorola, Inc.                                         483,500               8,722,340
Nextel Communications, Inc., Class A *                 491,000              11,705,440
                                                                          ------------
                                                                            20,427,780

CHEMICALS - 2.16%
Air Products & Chemicals, Inc.                         231,800              12,605,284
E.I. Du Pont De Nemours & Company                      429,700              18,391,160
                                                                          ------------
                                                                            30,996,444

COMPUTERS & BUSINESS EQUIPMENT - 2.02%
Dell, Inc. *                                           817,600              29,106,560

COSMETICS & TOILETRIES - 3.76%
The Gillette Company                                   573,000              23,917,020
The Procter & Gamble Company                           556,100              30,096,132
                                                                          ------------
                                                                            54,013,152

CRUDE PETROLEUM & NATURAL GAS - 1.91%
ChevronTexaco Corp.                                    512,000              27,463,680

ELECTRICAL EQUIPMENT - 4.06%
General Electric Company                             1,738,100              58,365,398

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 1.68%
Federal National Mortgage Association                  381,400              24,180,760

FINANCIAL SERVICES - 6.48%
Citigroup, Inc.                                      1,154,865              50,952,644
Franklin Resources, Inc.                               243,400              13,571,984
Merrill Lynch & Company, Inc.                          574,600              28,569,112
                                                                          ------------
                                                                            93,093,740

FOOD & BEVERAGES - 3.33%
PepsiCo, Inc.                                          446,600              21,727,090
The Coca-Cola Company                                  651,200              26,080,560
                                                                          ------------
                                                                            47,807,650

HEALTHCARE PRODUCTS - 2.10%
Guidant Corp.                                          215,900              14,258,036
Medtronic, Inc.                                        308,000              15,985,200
                                                                          ------------
                                                                            30,243,236

INDUSTRIAL MACHINERY - 2.24%
Caterpillar, Inc.                                      167,600              13,483,420
Ingersoll-Rand Company, Class A                        106,200               7,218,414
ITT Industries, Inc.                                   143,000              11,438,570
                                                                          ------------
                                                                            32,140,404

INSURANCE - 5.15%
American International Group, Inc.                     485,675              33,021,043
Marsh & McLennan Companies, Inc.                       296,300              13,558,688
Principal Financial Group, Inc.                        414,300              14,902,371
The St. Paul Travelers Companies, Inc.                 380,015              12,563,296
                                                                          ------------
                                                                            74,045,398

INTERNATIONAL OIL - 2.16%
Anadarko Petroleum Corp.                               468,800              31,109,568

INTERNET CONTENT - 1.39%
Yahoo!, Inc.                                           590,000              20,006,900

INTERNET SOFTWARE - 2.27%
Cisco Systems, Inc. *                                1,806,600              32,699,460

MANUFACTURING - 2.84%
3M Company                                             143,100              11,443,707
Tyco International, Ltd.                               956,900              29,338,554
                                                                          ------------
                                                                            40,782,261

MINING - 1.81%
Rio Tinto PLC (a)                                      239,100              25,978,215

PAPER - 0.94%
International Paper Company                            336,200              13,585,842

PETROLEUM SERVICES - 4.35%
Exxon Mobil Corp.                                      598,700              28,935,171
GlobalSantaFe Corp.                                    465,100              14,255,315
Schlumberger, Ltd.                                     287,000              19,317,970
                                                                          ------------
                                                                            62,508,456

PHARMACEUTICALS - 9.61%
Abbott Laboratories                                    562,700              23,835,972
Eli Lilly & Company                                    441,500              26,512,075
Pfizer, Inc.                                         1,639,975              50,183,235
Schering-Plough Corp. (a)                            1,077,900              20,544,774
Wyeth                                                  457,600              17,114,240
                                                                          ------------
                                                                           138,190,296

RAILROADS & EQUIPMENT - 1.38%
CSX Corp.                                              598,200              19,860,240

RETAIL TRADE - 4.36%
Lowe's Companies, Inc. (a)                             473,900              25,756,465
Target Corp.                                           176,600               7,991,150
The Gap, Inc.                                          376,000               7,031,200
Wal-Mart Stores, Inc.                                  410,500              21,838,600
                                                                          ------------
                                                                            62,617,415

SEMICONDUCTORS - 4.34%
Analog Devices, Inc.                                   205,700               7,977,046
Applied Materials, Inc. *                              967,500              15,954,075
Intel Corp.                                          1,197,100              24,013,826
Texas Instruments, Inc.                                679,100              14,451,248
                                                                          ------------
                                                                            62,396,195

SOFTWARE - 4.96%
Microsoft Corp.                                      2,578,100              71,284,465

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT                     VALUE
                                                                ------                     -----
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.57%
Corning, Inc. *                                                    733,300             $     8,124,964

TELEPHONE - 1.42%
Sprint Corp. (FON Group)                                         1,017,500                  20,482,275

TRAVEL SERVICES - 0.64%
American Express Company                                           179,200                   9,221,632

TRUCKING & FREIGHT - 1.36%
Fedex Corp.                                                        228,700                  19,597,303
                                                           ---------------             ---------------
TOTAL COMMON STOCKS (Cost $1,387,070,578)                                              $ 1,427,686,285
                                                                                       ---------------

SHORT TERM INVESTMENTS - 4.09%
State Street Navigator Securities
   Lending Prime Portfolio (c)                             $    58,752,063             $    58,752,063
                                                           ---------------             ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $58,752,063)                                                                     $    58,752,063
                                                                                       ---------------

REPURCHASE AGREEMENTS - 0.35%
Repurchase Agreement with UBS and State                    $     5,014,000             $     5,014,000
   Street Corp. (Tri-Party) dated
   09/30/2004 at 1.74% to be
   repurchased at $5,014,242 on
   10/01/2004, collateralized by
   $4,896,000 U.S. Treasury Bonds,
   5.25% due 11/15/2028 (valued at
   $5,166,750, including interest).

TOTAL REPURCHASE AGREEMENTS                                                            ---------------
(Cost $5,014,000)                                                                      $     5,014,000
                                                                                       ---------------
TOTAL INVESTMENTS (GROWTH & INCOME TRUST)
   (COST $1,450,836,641) - 103.75%                                                     $ 1,491,452,348

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.75)%                                            (53,903,491)
                                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                                             $ 1,437,548,857
                                                                                       ===============

GREAT COMPANIES-AMERICA TRUST

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT                    VALUE
                                                             -----------               -----------
COMMON STOCKS - 93.75%

ADVERTISING - 4.74%
Omnicom Group, Inc.                                                1,600               $   116,896

AEROSPACE - 9.48%
United Technologies Corp.                                          2,500                   233,450

BUSINESS SERVICES - 7.95%
First Data Corp.                                                   4,500                   195,750

COMPUTERS & BUSINESS EQUIPMENT - 3.41%
International Business Machines Corp.                                980                    84,025

COSMETICS & TOILETRIES - 9.67%
Colgate-Palmolive Company                                          2,400                   108,432
The Procter & Gamble Company                                       2,400                   129,888
                                                                                       -----------
                                                                                           238,320

ELECTRICAL EQUIPMENT - 8.18%
General Electric Company                                           6,000                   201,480

FINANCIAL SERVICES - 12.94%
Citigroup, Inc.                                                    1,700                    75,004
Lehman Brothers Holdings, Inc.                                     1,600                   127,552
Merrill Lynch & Company, Inc.                                      1,400                    69,608
The Goldman Sachs Group, Inc.                                        500                    46,620
                                                                                       -----------
                                                                                           318,784

FOOD & BEVERAGES - 1.97%
PepsiCo, Inc.                                                      1,000                    48,650

HEALTHCARE PRODUCTS - 6.45%
Johnson & Johnson                                                    700                    39,431
Medtronic, Inc.                                                    2,300                   119,370
                                                                                       -----------
                                                                                           158,801

INSURANCE - 6.18%
American International Group, Inc.                                 1,700                   115,583
Marsh & McLennan Companies, Inc.                                     800                    36,608
                                                                                       -----------
                                                                                           152,191

MANUFACTURING - 5.19%
3M Company                                                         1,600                   127,952

PHARMACEUTICALS - 15.09%
Abbott Laboratories                                                4,500                   190,620
Pfizer, Inc.                                                       3,600                   110,160
Wyeth                                                              1,900                    71,060
                                                                                       -----------
                                                                                           371,840

SEMICONDUCTORS - 2.50%
Texas Instruments, Inc.                                            2,900                    61,712
                                                             -----------               -----------
TOTAL COMMON STOCKS (Cost $2,143,932)                                                  $ 2,309,851
                                                                                       -----------
REPURCHASE AGREEMENTS - 6.33%
Repurchase Agreement with State Street                       $   156,000               $   156,000
 Corp. dated 09/30/2004 at 0.65% to
 be repurchased at $156,003 on
 10/01/2004, collateralized by
 $115,000 U.S. Treasury Bonds, 8.5%
 due 02/15/2020 (valued at $164,881,
 including interest).

TOTAL REPURCHASE AGREEMENTS
(Cost $156,000)                                                                        $   156,000
                                                                                       -----------
TOTAL INVESTMENTS (GREAT COMPANIES-AMERICA TRUST)
(COST $2,299,932) - 100.08%                                                            $ 2,465,851
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%                                             (1,965)
                                                                                       -----------
TOTAL NET ASSETS - 100.00%                                                             $ 2,463,886
                                                                                       ===========

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT                 VALUE
                                                          ----------            -----------
COMMON STOCKS - 98.92%

AEROSPACE - 2.06%
United Technologies Corp.                                     42,900            $ 4,006,002

BANKING - 11.51%
AmSouth BanCorp.                                             159,300              3,886,920
Bank of America Corp.                                        161,400              6,993,462
Sovereign Bancorp, Inc.                                      184,600              4,027,972
US Bancorp                                                   219,100              6,331,990
Wachovia Corp.                                                23,100              1,084,545
                                                                                -----------
                                                                                 22,324,889

BROADCASTING - 1.36%
Univision Communications, Inc., Class A *                     83,300              2,633,113

BUILDING MATERIALS & CONSTRUCTION - 1.16%
American Standard Companies, Inc.                             35,100              1,365,741
RPM International, Inc.                                       49,600                875,440
                                                                                -----------
                                                                                  2,241,181

BUSINESS SERVICES - 2.54%
Cendant Corp.                                                135,200              2,920,320
Ceridian Corp. *                                             109,100              2,008,531
                                                                                -----------
                                                                                  4,928,851

CELLULAR COMMUNICATIONS - 0.74%
Western Wireless Corp., Class A *                             55,600              1,429,476

CHEMICALS - 0.25%
Engelhard Corp.                                               17,400                493,290

COMPUTERS & BUSINESS EQUIPMENT - 4.03%
Brocade Communications Systems, Inc. * (a)                   292,400              1,652,060
Cognizant Technology Solutions Corp., Class A                 59,900              1,827,549
Dell, Inc. *                                                  52,200              1,858,320
International Business Machines Corp.                          6,700                574,458
Network Appliance, Inc. *                                     82,900              1,906,700
                                                                                -----------
                                                                                  7,819,087

COSMETICS & TOILETRIES - 4.08%
Alberto Culver Company, Class B                               55,800              2,426,184
The Procter & Gamble Company                                 101,300              5,482,356
                                                                                -----------
                                                                                  7,908,540

CRUDE PETROLEUM & NATURAL GAS - 5.06%
Apache Corp.                                                  16,000                801,760
Chesapeake Energy Corp.                                      187,200              2,963,376
ChevronTexaco Corp.                                           23,600              1,265,904
Devon Energy Corp.                                            38,700              2,748,087
PetroKazakhstan, Inc. - USD                                   59,300              2,032,211
                                                                                -----------
                                                                                  9,811,338

ELECTRICAL EQUIPMENT - 5.45%
AMETEK, Inc.                                                  99,300              3,010,776
General Electric Company                                     225,000              7,555,500
                                                                                -----------
                                                                                 10,566,276

ELECTRICAL UTILITIES - 0.86%
Exelon Corp.                                                  45,700              1,676,733

ELECTRONICS - 1.89%
Arrow Electronics, Inc. *                                     63,700              1,438,346
Thomas & Betts Corp.                                          83,300              2,234,106
                                                                                -----------
                                                                                  3,672,452

ENERGY - 2.57%
SCANA Corp. (a)                                               89,300              3,334,462
Sempra Energy                                                 45,800              1,657,502
                                                                                -----------
                                                                                  4,991,964

FINANCIAL SERVICES - 11.59%
Bear Stearns Companies, Inc.                                  13,900              1,336,763
Citigroup, Inc.                                              206,100              9,093,132
Lehman Brothers Holdings, Inc.                                21,700              1,729,924
MBNA Corp.                                                   110,900              2,794,680
Merrill Lynch & Company, Inc.                                 67,800              3,371,016
The Goldman Sachs Group, Inc.                                 32,400              3,020,976
Westcorp, Inc.                                                26,700              1,135,284
                                                                                -----------
                                                                                 22,481,775

FOOD & BEVERAGES - 1.19%
PepsiCo, Inc.                                                 47,400              2,306,010

GAS & PIPELINE UTILITIES - 2.47%
ONEOK, Inc.                                                  126,400              3,288,928
Questar Corp.                                                 32,900              1,507,478
                                                                                -----------
                                                                                  4,796,406

HEALTHCARE PRODUCTS - 0.40%
Kinetic Concepts, Inc. *                                      14,900                782,995

HEALTHCARE SERVICES - 1.02%
Renal Care Group, Inc.                                        61,200              1,972,476

HOMEBUILDERS - 1.56%
KB Home                                                       13,500              1,140,615
Ryland Group, Inc.                                            20,300              1,880,998
                                                                                -----------
                                                                                  3,021,613

HOTELS & RESTAURANTS - 1.47%
Ruby Tuesday, Inc.                                           102,400              2,853,888

INDUSTRIAL MACHINERY - 1.37%
Ingersoll-Rand Company, Class A                               39,200              2,664,424

INSURANCE - 6.34%
Amerus Group Company (a)                                      67,500              2,767,500
Everest Re Group, Ltd.                                        52,200              3,880,026
The Allstate Corp.                                            56,900              2,730,631
The PMI Group, Inc.                                           72,200              2,929,876
                                                                                -----------
                                                                                 12,308,033

INTERNATIONAL OIL - 0.71%
EnCana Corp. - USD                                            29,700              1,375,110

INTERNET SOFTWARE - 0.29%
TIBCO Software, Inc. *                                        66,700                567,617

LEISURE TIME - 0.41%
Polaris Industries, Inc. (a)                                  14,200                792,644

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT                    VALUE
                                                           -------------             -------------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS - 0.62%
Community Health Systems, Inc. *                                  45,300             $   1,208,604

METAL & METAL PRODUCTS - 0.65%
Inco, Ltd. * (a)                                                  32,100                 1,253,505

MINING - 0.83%
Alliance Resource Partners, LP                                    28,900                 1,608,863

PAPER - 0.33%
Louisiana-Pacific Corp.                                           24,800                   643,560

PETROLEUM SERVICES - 5.44%
Exxon Mobil Corp.                                                169,600                 8,196,768
Key Energy Services, Inc. *                                      107,000                 1,182,350
Precision Drilling Corp. - USD *                                  20,300                 1,167,250
                                                                                     -------------
                                                                                        10,546,368

PHARMACEUTICALS - 1.92%
Caremark Rx, Inc. *                                               37,000                 1,186,590
Pfizer, Inc.                                                      40,400                 1,236,240
Teva Pharmaceutical Industries, Ltd., ADR                         50,000                 1,297,500
                                                                                     -------------
                                                                                         3,720,330

PUBLISHING - 1.35%
Gannett Company, Inc.                                             31,300                 2,621,688

REAL ESTATE - 1.89%
CBL & Associates Properties, Inc., REIT                           17,200                 1,048,340
General Growth Properties, Inc., REIT                             16,700                   517,700
Simon Property Group, Inc., REIT                                  39,200                 2,102,296
                                                                                     -------------
                                                                                         3,668,336

RETAIL TRADE - 3.30%
Bed Bath & Beyond, Inc. *                                        100,500                 3,729,555
Staples, Inc.                                                     89,800                 2,677,836
                                                                                     -------------
                                                                                         6,407,391

SEMICONDUCTORS - 1.61%
Marvell Technology Group, Ltd.                                    69,900                 1,826,487
Maxim Integrated Products, Inc.                                   25,900                 1,095,311
PMC-Sierra, Inc. *                                                22,500                   198,225
                                                                                     -------------
                                                                                         3,120,023

SOFTWARE - 1.54%
Macrovision Corp. *                                               18,400                   443,072
Microsoft Corp.                                                   60,600                 1,675,590
Parametric Technology Corp. *                                    163,200                   861,696
                                                                                     -------------
                                                                                         2,980,358

STEEL - 1.08%
Nucor Corp.                                                       12,000                 1,096,440
United States Steel Corp.                                         26,800                 1,008,216
                                                                                     -------------
                                                                                         2,104,656

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.58%
SBC Communications, Inc.                                          43,700                 1,134,015

TELEPHONE - 4.31%
CenturyTel, Inc.                                                  69,900                 2,393,376
Verizon Communications, Inc.                                     151,400                 5,962,132
                                                                                     -------------
                                                                                         8,355,508

TOBACCO - 1.09%
Altria Group, Inc.                                                45,100                 2,121,504
                                                           -------------             -------------
TOTAL COMMON STOCKS (Cost $182,836,896)                                              $ 191,920,892
                                                                                     -------------

SHORT TERM INVESTMENTS - 5.18%
State Street Navigator Securities
   Lending Prime Portfolio (c)                             $   7,742,379             $   7,742,379
UBS Finance Delaware, Inc.
   1.88% due 10/01/2004                                        2,300,000                 2,300,000
                                                           -------------             -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,042,379)                                                                   $  10,042,379
                                                                                     -------------

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State Street                     $      46,000             $      46,000
   Corp. dated 09/30/2004 at 1.55% to
   be repurchased at $46,002 on
   10/01/2004, collateralized by
   $35,000 U.S. Treasury Bonds, 8.75%
   due 08/15/2020 (valued at $51,319,
   including interest).
TOTAL REPURCHASE AGREEMENTS
(Cost $46,000)                                                                       $      46,000
                                                                                     -------------
TOTAL INVESTMENTS (QUANTITATIVE VALUE TRUST)
   (COST $192,925,275) - 104.12%                                                     $ 202,009,271
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.12)%                                         (7,992,916)
                                                                                     -------------
TOTAL NET ASSETS - 100.00%                                                           $ 194,016,355
                                                                                     =============

EQUITY-INCOME TRUST

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT                VALUE
                                           ---------            -----------
COMMON STOCKS - 95.35%

AEROSPACE - 4.68%
Honeywell International, Inc.                809,400            $29,025,084
Lockheed Martin Corp.                        328,800             18,340,464
Raytheon Company                             455,000             17,280,900
Rockwell Collins, Inc.                       433,100             16,085,334
                                                                -----------
                                                                 80,731,782

ALUMINUM - 0.42%
Alcoa, Inc.                                  217,100              7,292,389

AUTO PARTS - 0.83%
Genuine Parts Company                        374,450             14,371,391

AUTOMOBILES - 0.31%
Ford Motor Company (a)                       385,100              5,410,655

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT                 VALUE
                                                      ----------            -----------
COMMON STOCKS (CONTINUED)

BANKING - 4.72%
Bank of America Corp.                                    650,050            $28,166,666
Mercantile Bankshares Corp. (a)                          172,350              8,265,906
National City Corp. (a)                                  211,700              8,175,854
Northern Trust Corp.                                     149,600              6,103,680
SunTrust Banks, Inc. (a)                                 243,700             17,158,917
Wells Fargo & Company                                    156,400              9,326,132
Wilmington Trust Corp. (a)                               114,800              4,156,908
                                                                            -----------
                                                                             81,354,063

BIOTECHNOLOGY - 0.69%
MedImmune, Inc. *                                        498,400             11,812,080

BROADCASTING - 1.42%
Viacom, Inc., Class B                                    728,800             24,458,528

BUSINESS SERVICES - 1.14%
Charles Schwab Corp.                                   1,441,300             13,245,547
Dun & Bradstreet Corp. *                                 108,950              6,395,365
                                                                            -----------
                                                                             19,640,912

CABLE AND TELEVISION - 2.45%
Comcast Corp., Class A *                                 801,317             22,629,192
Time Warner, Inc. *                                    1,217,400             19,648,836
                                                                            -----------
                                                                             42,278,028

CELLULAR COMMUNICATIONS - 1.10%
Motorola, Inc.                                           862,300             15,555,892
Vodafone Group PLC - ADR (a)                             143,300              3,454,963
                                                                            -----------
                                                                             19,010,855

CHEMICALS - 2.61%
Dow Chemical Company                                     377,200             17,041,896
E.I. Du Pont De Nemours & Company                        323,100             13,828,680
Great Lakes Chemical Corp. (a)                           296,000              7,577,600
Hercules, Inc. * (a)                                     457,500              6,519,375
                                                                            -----------
                                                                             44,967,551

COMPUTERS & BUSINESS EQUIPMENT - 0.81%
Hewlett-Packard Company (a)                              745,611             13,980,206

CONSTRUCTION MATERIALS - 0.35%
Vulcan Materials Company                                 117,900              6,007,005

COSMETICS & TOILETRIES - 1.99%
Colgate-Palmolive Company                                243,000             10,978,740
International Flavors & Fragrances, Inc.                 216,700              8,277,940
Kimberly-Clark Corp.                                     231,700             14,965,503
                                                                            -----------
                                                                             34,222,183

CRUDE PETROLEUM & NATURAL GAS - 3.54%
Amerada Hess Corp. (a)                                   295,900             26,335,100
ChevronTexaco Corp.                                      646,534             34,680,084
                                                                            -----------
                                                                             61,015,184

DOMESTIC OIL - 0.53%
Unocal Corp.                                             213,000              9,159,000

ELECTRICAL EQUIPMENT - 3.53%
Cooper Industries, Ltd., Class A                         300,100             17,705,900
Emerson Electric Company                                 109,800              6,795,522
General Electric Company                               1,081,500             36,316,770
                                                                            -----------
                                                                             60,818,192

ELECTRICAL UTILITIES - 3.22%
Constellation Energy Group, Inc.                         320,400             12,764,736
Duke Energy Corp. (a)                                    787,000             18,014,430
FirstEnergy Corp.                                        269,275             11,061,817
TECO Energy, Inc. (a)                                    165,600              2,240,568
TXU Corp. (a)                                            239,300             11,467,256
                                                                            -----------
                                                                             55,548,807

ENERGY - 0.22%
Xcel Energy, Inc. (a)                                    218,500              3,784,420

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.64%
Federal National Mortgage Association                    173,300             10,987,220

FINANCIAL SERVICES - 5.11%
Bank of Ireland - London *                               325,000              4,374,686
Citigroup, Inc.                                          235,164             10,375,436
Federated Investors, Inc., Class B                       153,800              4,374,072
J.P. Morgan Chase & Company                              948,828             37,696,936
Janus Capital Group, Inc.                                172,600              2,349,086
Mellon Financial Corp.                                   465,600             12,892,464
Morgan Stanley                                           323,900             15,968,270
                                                                            -----------
                                                                             88,030,950

FOOD & BEVERAGES - 3.45%
Campbell Soup Company (a)                                539,000             14,170,310
ConAgra Foods, Inc.                                      229,500              5,900,445
General Mills, Inc.                                      265,900             11,938,910
The Coca-Cola Company                                    454,000             18,182,700
Unilever NV-CVA *                                        161,200              9,271,880
                                                                            -----------
                                                                             59,464,245

GAS & PIPELINE UTILITIES - 0.88%
El Paso Corp. (a)                                        113,600              1,043,984
NiSource, Inc.                                           675,700             14,196,457
                                                                            -----------
                                                                             15,240,441

HEALTHCARE PRODUCTS - 2.27%
Baxter International, Inc.                               515,300             16,572,048
Johnson & Johnson                                        399,100             22,481,303
                                                                            -----------
                                                                             39,053,351

HOTELS & RESTAURANTS - 2.13%
Hilton Hotels Corp.                                      564,800             10,640,832
McDonald's Corp.                                         539,200             15,113,776
Starwood Hotels & Resorts Worldwide, Inc.                234,871             10,902,712
                                                                            -----------
                                                                             36,657,320

HOUSEHOLD PRODUCTS - 2.17%
Fortune Brands, Inc. (a)                                 193,700             14,351,233
Newell Rubbermaid, Inc. (a)                              754,600             15,122,184

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                 VALUE
                                                        ----------            ------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS (CONTINUED)
The Clorox Company                                         149,100            $  7,947,030
                                                                              ------------
                                                                                37,420,447

INDUSTRIAL MACHINERY - 1.01%
Pall Corp.                                                 474,600              11,618,208
W.W. Grainger, Inc.                                        100,500               5,793,825
                                                                              ------------
                                                                                17,412,033

INSURANCE - 6.95%
Chubb Corp.                                                169,000              11,877,320
CIGNA Corp.                                                187,800              13,076,514
Lincoln National Corp.                                     294,167              13,825,849
Marsh & McLennan Companies, Inc.                           540,600              24,737,856
SAFECO Corp. (a)                                           378,496              17,278,342
The St. Paul Travelers Companies, Inc.                     424,513              14,034,400
UNUMProvident Corp. (a)                                    806,600              12,655,554
UnumProvident Corp. *                                      157,100               4,320,250
XL Capital, Ltd., Class A                                  106,700               7,894,733
                                                                              ------------
                                                                               119,700,818

INTERNATIONAL OIL - 2.22%
Anadarko Petroleum Corp.                                   209,800              13,922,328
Royal Dutch Petroleum Company- NY Shares                   473,100              24,411,960
                                                                              ------------
                                                                                38,334,288

LEISURE TIME - 1.06%
The Walt Disney Company                                    806,600              18,188,830

MANUFACTURING - 0.63%
Rockwell Automation, Inc                                   280,600              10,859,220

NEWSPAPERS - 1.70%
Dow Jones & Company, Inc. (a)                              457,400              18,575,014
Knight-Ridder, Inc. (a)                                    162,700              10,648,715
                                                                              ------------
                                                                                29,223,729

PAPER - 1.72%
International Paper Company                                455,855              18,421,101
MeadWestvaco Corp.                                         352,100              11,231,990
                                                                              ------------
                                                                                29,653,091

PETROLEUM SERVICES - 3.86%
Baker Hughes, Inc.                                         106,800               4,669,296
BP PLC-sponsored ADR                                       322,860              18,574,136
Exxon Mobil Corp.                                          696,790              33,675,860
Schlumberger, Ltd.                                         143,200               9,638,792
                                                                              ------------
                                                                                66,558,084

PHARMACEUTICALS - 5.27%
Abbott Laboratories                                        235,600               9,980,016
Bristol-Myers Squibb Company                               975,000              23,078,250
Merck & Company, Inc.                                      756,000              24,948,000
Schering-Plough Corp.                                      662,600              12,629,156
Wyeth                                                      539,500              20,177,300
                                                                              ------------
                                                                                90,812,722

PHOTOGRAPHY - 1.06%
Eastman Kodak Company (a)                                  568,400              18,313,848

PUBLISHING - 1.28%
The New York Times Company, Class A (a)                    563,800              22,044,580

RAILROADS & EQUIPMENT - 2.03%
Norfolk Southern Corp. (a)                                 446,200              13,269,988
Union Pacific Corp.                                        370,300              21,699,580
                                                                              ------------
                                                                                34,969,568

REAL ESTATE - 0.54%
Simon Property Group, Inc., REIT                           172,000               9,224,360

RETAIL TRADE - 1.45%
Home Depot, Inc.                                           429,400              16,832,480
May Department Stores Company                              316,550               8,113,177
                                                                              ------------
                                                                                24,945,657

SANITARY SERVICES - 0.77%
Waste Management, Inc.                                     482,932              13,203,361

SEMICONDUCTORS - 0.90%
Intel Corp.                                                161,700               3,243,702
Texas Instruments, Inc.                                    576,800              12,274,304
                                                                              ------------
                                                                                15,518,006

SOFTWARE - 1.04%
Microsoft Corp.                                            650,100              17,975,265

STEEL - 0.45%
Nucor Corp. (a)                                             85,100               7,775,587

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.82%
Lucent Technologies, Inc. * (a)                          1,142,500               3,621,725
Nokia Oyj-Sponsored ADR                                    772,000              10,591,840
SBC Communications, Inc.                                   661,664              17,170,181
                                                                              ------------
                                                                                31,383,746

TELEPHONE - 4.71%
ALLTEL Corp. (a)                                           317,800              17,450,398
AT&T Corp.                                                 614,770               8,803,506
Qwest Communications International, Inc. *               3,485,700              11,607,381
Sprint Corp. (FON Group)                                   946,800              19,059,084
Verizon Communications, Inc.                               617,836              24,330,382
                                                                              ------------
                                                                                81,250,751

TOBACCO - 1.24%
Altria Group, Inc.                                         201,800               9,492,672
UST, Inc. (a)                                              293,100              11,800,206
                                                                              ------------
                                                                                21,292,878

TOYS, AMUSEMENTS & SPORTING GOODS - 1.42%
Hasbro, Inc.                                                60,400               1,135,520
Mattel, Inc.                                             1,076,400              19,515,132
Toys R Us, Inc. * (a)                                      212,400               3,767,976
                                                                              ------------
                                                                                24,418,628

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT                       VALUE
                                                           ---------------             ---------------
COMMON STOCKS (CONTINUED)

TRAVEL SERVICES - 1.01%
American Express Company                                           337,600             $    17,372,896
                                                           ---------------             ---------------
TOTAL COMMON STOCKS (Cost $1,505,848,429)                                              $ 1,643,149,151
                                                                                       ---------------

PREFERRED STOCKS - 0.19%

FINANCIAL SERVICES - 0.19%
Ford Motor Company Capital Trust II *                               63,500                   3,319,780
                                                           ---------------             ---------------
TOTAL PREFERRED STOCKS (Cost $3,175,000)                                               $     3,319,780
                                                                                       ---------------
CORPORATE BONDS - 0.46%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.46%
Lucent Technologies, Inc.
   8.00% due 08/01/2031 (a)                                $     7,350,000                   7,956,375
                                                           ---------------             ---------------
TOTAL CORPORATE BONDS (Cost $7,965,563)                                                $     7,956,375
                                                                                       ---------------

SHORT TERM INVESTMENTS - 11.73%
State Street Navigator Securities
   Lending Prime Portfolio (c)                             $   135,100,212             $   135,100,212
T. Rowe Price Reserve Investment Fund (c)                       66,974,866                  66,974,866
                                                           ---------------             ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $202,075,078)                                                                    $   202,075,078
                                                                                       ---------------

REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State Street                     $     2,666,000             $     2,666,000
   Corp. dated 09/30/2004 at 0.65% to
   be repurchased at $2,666,048 on
   10/01/2004, collateralized by
   $1,855,000 U.S. Treasury Bonds,
   8.75% due 8/15/2020 (valued at
   $2,723,372, including interest).

TOTAL REPURCHASE AGREEMENTS
(Cost $2,666,000)                                                                      $     2,666,000
                                                                                       ---------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
   (COST $1,721,730,069) - 107.89%                                                     $ 1,859,166,384

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.89)%                                           (135,894,293)
                                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                                             $ 1,723,272,091
                                                                                       ===============

INCOME & VALUE TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT                 VALUE
                                                      ----------            -----------
COMMON STOCKS - 66.48%

ADVERTISING - 0.30%
Monster Worldwide, Inc. *                                 48,400            $ 1,192,576
Omnicom Group, Inc.                                       13,100                957,086
                                                                            -----------
                                                                              2,149,662

AEROSPACE - 1.50%
Lockheed Martin Corp.                                      2,000            $   111,560
Northrop Grumman Corp.                                    18,500                986,605
United Technologies Corp.                                104,000              9,711,520
                                                                            -----------
                                                                             10,809,685

ALUMINUM - 0.33%
Alcoa, Inc.                                               70,200              2,358,018

AUTO SERVICES - 0.24%
AutoNation, Inc. * (a)                                   102,700              1,754,116

BANKING - 1.60%
Golden West Financial Corp.                               37,100              4,116,245
Wells Fargo & Company                                    124,200              7,406,046
                                                                            -----------
                                                                             11,522,291

BIOTECHNOLOGY - 1.70%
Amgen, Inc. *                                            126,700              7,181,356
Applera Corp.-Applied Biosystems Group                   179,000              3,377,730
Biogen Idec, Inc. *                                       27,100              1,657,707
                                                                            -----------
                                                                             12,216,793

BROADCASTING - 0.36%
Cox Communications, Inc., Class A *                       56,500              1,871,845
Viacom, Inc., Class B                                     20,500                687,980
                                                                            -----------
                                                                              2,559,825

BUILDING MATERIALS & CONSTRUCTION - 0.81%
American Standard Companies, Inc.                        150,000              5,836,500

BUSINESS SERVICES - 2.08%
Affiliated Computer Services, Inc.,
   Class A * (a)                                         113,100              6,296,277
Automatic Data Processing, Inc.                           71,000              2,933,720
Cadence Design Systems, Inc. * (a)                       102,800              1,340,512
Fluor Corp. (a)                                           97,900              4,358,508
                                                                            -----------
                                                                             14,929,017

CABLE AND TELEVISION - 1.62%
Cablevision Systems New York Group,
   Class A * (a)                                         140,548              2,850,314
Comcast Corp., Class A *                                  33,800                954,512
The DIRECTV Group, Inc. *                                124,441              2,188,917
Time Warner, Inc. *                                      351,600              5,674,824
                                                                            -----------
                                                                             11,668,567

CHEMICALS - 0.98%
Air Products & Chemicals, Inc.                            51,900              2,822,322
E.I. Du Pont De Nemours & Company                         98,600              4,220,080
                                                                            -----------
                                                                              7,042,402

COMPUTERS & BUSINESS EQUIPMENT - 1.05%
International Business Machines Corp.                     22,500              1,929,150
Lexmark International, Inc. *                             21,800              1,831,418
Seagate Technology, Inc. (a)                              86,500              1,169,480
Sun Microsystems, Inc. *                                 643,700              2,600,548
                                                                            -----------
                                                                              7,530,596

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT                VALUE
                                                           ----------            -----------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES - 0.59%
Estee Lauder Companies, Inc., Class A                          25,100            $ 1,049,180
Kimberly-Clark Corp.                                           13,600                878,424
The Procter & Gamble Company                                   42,800              2,316,336
                                                                                 -----------
                                                                                   4,243,940

CRUDE PETROLEUM & NATURAL GAS - 0.18%
Devon Energy Corp.                                             17,800              1,263,978

DOMESTIC OIL - 0.83%
Unocal Corp.                                                  138,800              5,968,400

DRUGS & HEALTH CARE - 0.15%
ImClone Systems, Inc. *                                        20,100              1,062,285

ELECTRICAL EQUIPMENT - 1.64%
Emerson Electric Company                                       23,100              1,429,659
General Electric Company                                      308,800             10,369,504
                                                                                 -----------
                                                                                  11,799,163

ELECTRICAL UTILITIES - 0.86%
Duke Energy Corp. (a)                                         179,500              4,108,755
The AES Corp. *                                               210,000              2,097,900
                                                                                 -----------
                                                                                   6,206,655

ELECTRONICS - 0.91%
Agilent Technologies, Inc. *                                  152,526              3,289,986
Avnet, Inc. *                                                  54,700                936,464
Jabil Circuit, Inc. *                                         101,200              2,327,600
                                                                                 -----------
                                                                                   6,554,050

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.63%
Federal Home Loan Mortgage Corp.                               70,000              4,566,800

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.94%
Federal National Mortgage Association                         107,000              6,783,800

FINANCIAL SERVICES - 5.93%
Americredit Corp. * (a)                                        43,400                906,192
IndyMac Bancorp, Inc. (a)                                      68,300              2,472,460
J.P. Morgan Chase & Company                                   282,916             11,240,253
SLM Corp.                                                     311,300             13,883,980
State Street Corp. (c)                                         56,700              2,421,657
The Goldman Sachs Group, Inc.                                  10,200                951,048
Washington Mutual, Inc.                                       274,800             10,739,184
                                                                                 -----------
                                                                                  42,614,774

FOOD & BEVERAGES - 2.80%
Anheuser-Busch Companies, Inc.                                106,100              5,299,695
Campbell Soup Company                                         142,599              3,748,928
Kraft Foods, Inc., Class A                                     95,600              3,032,432
PepsiCo, Inc.                                                  75,200              3,658,480
The Pepsi Bottling Group, Inc.                                 37,500              1,018,125
Unilever NV                                                    59,000              3,410,200
                                                                                 -----------
                                                                                  20,167,860

GAS & PIPELINE UTILITIES - 0.80%
Equitable Resources, Inc.                                      21,600              1,173,096
Kinder Morgan Management LLC                                   63,777              2,648,021
Kinder Morgan, Inc.                                            14,761                927,286
Williams Companies, Inc. (a)                                   81,700                988,570
                                                                                 -----------
                                                                                   5,736,973

HEALTHCARE PRODUCTS - 1.53%
Becton, Dickinson & Company                                    38,154              1,972,562
Boston Scientific Corp.                                        94,200              3,742,566
Guidant Corp.                                                  58,963              3,893,916
Medtronic, Inc.                                                26,400              1,370,160
                                                                                 -----------
                                                                                  10,979,204

HEALTHCARE SERVICES - 1.07%
DaVita, Inc.                                                   35,250              1,098,037
Lincare Holdings, Inc. *                                      156,600              4,652,586
PacifiCare Health Systems, Inc. (a)                            27,000                990,900
Wellpoint Health Networks, Inc. *                               9,400                987,846
                                                                                 -----------
                                                                                   7,729,369

HOLDINGS COMPANIES/CONGLOMERATES - 0.82%
Berkshire Hathaway, Inc., Class A * (a)                            68              5,892,200

INDUSTRIAL MACHINERY - 0.35%
Ingersoll-Rand Company, Class A                                37,000              2,514,890

INSURANCE - 1.90%
American International Group, Inc.                             50,675              3,445,393
Anthem, Inc. * (a)                                             12,100              1,055,725
Assurant, Inc.                                                  6,000                156,000
Chubb Corp.                                                    28,100              1,974,868
Hartford Financial Services Group, Inc.                        18,300              1,133,319
The PMI Group, Inc. (a)                                        57,900              2,349,582
XL Capital, Ltd., Class A                                      47,500              3,514,525
                                                                                 -----------
                                                                                  13,629,412

INTERNATIONAL OIL - 1.93%
Royal Dutch Petroleum Company- NY Shares                      144,500              7,456,200
Shell Transport & Trading Company PLC, ADR (a)                 58,000              2,581,580
Weatherford International, Ltd. * (a)                          75,100              3,831,602
                                                                                 -----------
                                                                                  13,869,382

INTERNET CONTENT - 0.19%
The Thomson Corp.                                              39,500              1,370,255

INTERNET RETAIL - 0.93%
eBay, Inc. *                                                   45,400              4,174,076
IAC/InterActiveCorp * (a)                                     112,900              2,486,058
                                                                                 -----------
                                                                                   6,660,134

INTERNET SERVICE PROVIDER - 0.16%
Google, Inc., Class A * (a)                                     8,800              1,140,480

INTERNET SOFTWARE - 1.17%
Checkfree Corp. * (a)                                          72,200              1,997,774
Cisco Systems, Inc. *                                         273,700              4,953,970

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
                                                           ----------            ------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
VeriSign, Inc. *                                               75,400            $  1,498,952
                                                                                 ------------
                                                                                    8,450,696

LEISURE TIME - 0.49%
Carnival Corp.                                                 71,900               3,400,151
The Walt Disney Company                                         5,700                 128,535
                                                                                 ------------
                                                                                    3,528,686

MANUFACTURING - 0.50%
Illinois Tool Works, Inc.                                      25,700               2,394,469
Siemens AG-Sponsored ADR (a)                                   16,700               1,230,790
                                                                                 ------------
                                                                                    3,625,259

MEDICAL-HOSPITALS - 0.40%
Tenet Healthcare Corp. *                                      125,300               1,351,987
Triad Hospitals, Inc. * (a)                                    44,700               1,539,468
                                                                                 ------------
                                                                                    2,891,455

NEWSPAPERS - 0.14%
Knight-Ridder, Inc.                                            15,300               1,001,385

PAPER - 0.37%
Boise Cascade Corp. (a)                                        31,100               1,035,008
International Paper Company                                    39,900               1,612,359
                                                                                 ------------
                                                                                    2,647,367

PETROLEUM SERVICES - 3.36%
Baker Hughes, Inc.                                             69,500               3,038,540
BJ Services Company                                            41,300               2,164,533
Exxon Mobil Corp.                                             178,900               8,646,237
Schlumberger, Ltd.                                            118,100               7,949,311
Transocean, Inc. *                                             66,000               2,361,480
                                                                                 ------------
                                                                                   24,160,101

PHARMACEUTICALS - 7.64%
Allergan, Inc.                                                121,100               8,785,805
AstraZeneca PLC, ADR                                          507,100              20,857,023
Eli Lilly & Company                                           130,400               7,830,520
Forest Laboratories, Inc. *                                   311,300              14,002,274
Pfizer, Inc.                                                   60,400               1,848,240
Teva Pharmaceutical Industries, Ltd., ADR (a)                  61,400               1,593,330
                                                                                 ------------
                                                                                   54,917,192

RAILROADS & EQUIPMENT - 0.14%
Canadian Pacific Railway, Ltd.                                 38,400                 989,952

REAL ESTATE - 0.15%
General Growth Properties, Inc., REIT                          35,400               1,097,400

RETAIL GROCERY - 0.23%
Sysco Corp. (a)                                                54,200               1,621,664

RETAIL TRADE - 2.94%
Costco Wholesale Corp.                                        142,200               5,909,832
Dollar Tree Stores, Inc. *                                     48,800               1,315,160
Kohl's Corp. *                                                 23,300               1,122,827
Lowe's Companies, Inc.                                        145,000               7,880,750
RadioShack Corp.                                               60,800               1,741,312
Williams-Sonoma, Inc. *                                        84,100               3,157,955
                                                                                 ------------
                                                                                   21,127,836

SEMICONDUCTORS - 3.93%
Altera Corp. *                                                 58,700               1,148,759
Applied Materials, Inc. *                                     547,200               9,023,328
Applied Micro Circuits Corp. * (a)                            160,900                 503,617
ASML Holding NV * (a)                                          48,500                 624,195
Credence Systems Corp. * (a)                                   38,500                 277,200
Intel Corp.                                                   124,800               2,503,488
KLA-Tencor Corp. * (a)                                        159,100               6,599,468
Lam Research Corp. *                                           48,100               1,052,428
Linear Technology Corp.                                        32,400               1,174,176
Micron Technology, Inc. * (a)                                  74,000                 890,220
Novellus Systems, Inc. *                                       29,600                 787,064
PMC-Sierra, Inc. * (a)                                        111,100                 978,791
Teradyne, Inc. * (a)                                          130,200               1,744,680
Xilinx, Inc.                                                   34,400                 928,800
                                                                                 ------------
                                                                                   28,236,214

SOFTWARE - 2.14%
Microsoft Corp.                                               280,600               7,758,590
PeopleSoft, Inc. * (a)                                        242,100               4,805,685
SAP AG, ADR                                                    73,200               2,851,140
                                                                                 ------------
                                                                                   15,415,415

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.29%
Polycom, Inc. *                                                52,100               1,032,622
QUALCOMM, Inc.                                                210,500               8,217,920
                                                                                 ------------
                                                                                    9,250,542

TELEPHONE - 2.54%
AT&T Corp. (a)                                                 89,240               1,277,917
Sprint Corp. (FON Group)                                      744,850              14,993,830
Verizon Communications, Inc.                                   50,900               2,004,442
                                                                                 ------------
                                                                                   18,276,189

TOBACCO - 0.72%
Altria Group, Inc.                                            110,500               5,197,920

TOYS, AMUSEMENTS & SPORTING GOODS - 0.15%
Mattel, Inc. (a)                                               58,000               1,051,540

TRAVEL SERVICES - 0.18%
Sabre Holdings Corp.                                           51,600               1,265,748

TRUCKING & FREIGHT - 0.29%
Navistar International Corp. *                                 56,000               2,082,640
                                                         ------------            ------------
TOTAL COMMON STOCKS (Cost $417,815,914)                                          $477,966,677
                                                                                 ------------
U.S. TREASURY OBLIGATIONS - 7.40%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 0.46%
   3.625% due 01/15/2008 (a)                             $  1,752,858               1,922,324

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                 VALUE
                                                       -----------            -----------
U.S. TREASURY OBLIGATIONS
(CONTINUED)

TREASURY INFLATION PROTECTED
SECURITIES (d) (CONTINUED)
   3.875% due 04/15/2029 (a)                           $ 1,060,061            $ 1,406,071
                                                                              -----------
                                                                                3,328,395

U.S. TREASURY BONDS - 2.56%
   5.25% due 02/15/2029 (a)                              9,130,000              9,504,832
   6.50% due 11/15/2026 (a)                              1,265,000              1,529,662
   7.875% due 02/15/2021 (a)                             2,430,000              3,288,189
   8.875% due 08/15/2017 (a)                             2,865,000              4,087,100
                                                                              -----------
                                                                               18,409,783

U.S. TREASURY NOTES - 4.38%
   1.125% due 06/30/2005 (a)                            14,250,000             14,149,808
   2.625% due 05/15/2008 to 03/15/2009 (a)               3,350,000              3,283,058
   3.25% due 08/15/2007 (a)                              3,275,000              3,311,205
   3.875% due 02/15/2013 (a)                             3,000,000              2,981,250
   5.50% due 05/15/2009 (a)                              1,745,000              1,911,184
   5.75% due 08/15/2010 (a)                              2,625,000              2,926,363
   6.00% due 08/15/2009 (a)                              1,300,000              1,453,258
   6.50% due 02/15/2010 (a)                              1,255,000              1,440,015
                                                                              -----------
                                                                               31,456,141
                                                                              -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $52,319,663)                                                            $53,194,319
                                                                              -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.28%

FEDERAL HOME LOAN BANK - 0.69%
   2.50% due 12/15/2005 (a)                              2,325,000              2,327,488
   3.00% due 04/15/2009 (a)                              2,740,000              2,668,823
                                                                              -----------
                                                                                4,996,311

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.42%
   1.50% due 08/15/2005                                  1,900,000              1,886,861
   3.625% due 09/15/2008 (a)                             3,000,000              3,015,333
   5.50% due 02/01/2018 to 01/01/2034                    4,479,042              4,543,916
   5.875% due 03/21/2011                                 2,090,000              2,268,833
   6.00% due 04/01/2016 to 08/01/2017                    1,197,460              1,255,785
   6.00% TBA **                                          3,150,000              3,252,375
   6.875% due 09/15/2010 (a)                             1,030,000              1,184,947
                                                                              -----------
                                                                               17,408,050

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.48%
   2.25% due 05/15/2006 (a)                              2,200,000              2,187,706
   3.78% due 09/01/2033 (b)                              3,336,217              3,311,217
   3.857% due 07/01/2033 (b)                               286,782                284,625
   4.125% due 04/15/2014 (a)                             1,269,000              1,222,411
   5.00% due 05/01/2018 to 11/01/2033                    5,539,858              5,585,608
   5.50% due 03/01/2033 to 09/01/2034                    6,130,714              6,223,903
   5.50% TBA **                                            900,000                929,813
   6.00% due 10/01/2013 to 03/01/2028                    1,093,938              1,144,324
   6.00% TBA **                                          8,295,000              8,577,544
   6.25% due 05/15/2029 (a)                              1,750,000              1,953,714
   6.50% due 11/01/2028 to 04/01/2034                    5,184,551              5,444,078
   7.00% due 12/01/2029 to 06/01/2032                    1,406,335              1,492,751
   7.50% due 01/25/2028 to 10/01/2031                      980,407              1,058,026
                                                                              -----------
                                                                               39,415,720

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.69%
   5.00% due 10/15/2033                                  2,371,331              2,365,459
   5.50% due 01/15/2034                                  4,087,330              4,164,628
   6.00% due 11/15/2032 to 06/15/2033                    4,088,288              4,245,619
   6.50% TBA **                                             80,000                 84,325
   7.00% due 02/15/2028 to 04/15/2029                      840,232                897,139
   7.50% due 12/15/2030                                    169,147                182,257
   8.00% due 10/15/2027 to 03/15/2028                      164,866                180,193
                                                                              -----------
                                                                               12,119,620
                                                                              -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $73,654,419)                                                            $73,939,701
                                                                              -----------
FOREIGN GOVERNMENT OBLIGATIONS - 1.39%

ARGENTINA - 0.03%
Republic of Argentina
   1.98% due 08/03/2012 (b)                                250,000                185,250

BRAZIL - 0.14%
Federal Republic of Brazil
   8.00% due 04/15/2014                                    234,554                231,927
   10.00% due 08/07/2011                                   600,000                662,100
   10.25% due 06/17/2013                                   100,000                110,650
                                                                              -----------
                                                                                1,004,677

CANADA - 0.01%
Government of Canada
   5.50% due 06/01/2010                         CAD         50,000                 42,134

COLOMBIA - 0.08%
Republic of Colombia
   10.00% due 01/23/2012                               $   525,000                581,700

DENMARK - 0.01%
Kingdom of Denmark
   6.00% due 11/15/2009                         DKK        200,000                 37,240

DOMINICAN REPUBLIC - 0.05%
Government of Dominican Republic
   9.04% due 01/23/2013                                $   360,000                280,440
   9.50% due 09/27/2006                                     90,000                 77,004
                                                                              -----------
                                                                                  357,444

ECUADOR - 0.03%
Republic of Ecuador
   8.00% due 08/15/2030                                    225,000                182,250

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT                       VALUE
                                                          ----------------            ----------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

GERMANY - 0.21%
Federal Republic of Germany
   5.25% due 01/04/2011                           EUR              500,000            $        679,144
   6.25% due 01/04/2030                                            175,000                     269,286
   6.50% due 10/14/2005                                            450,000                     582,145
                                                                                      ----------------
                                                                                             1,530,575

HUNGARY - 0.01%
Republic of Hungary
   6.50% due 08/24/2006                           HUF           15,000,000                      69,544

JAPAN - 0.10%
Government of Japan
   0.40% due 06/20/2006                           JPY           10,000,000                      91,217
   0.50% due 06/20/2013                                         20,000,000                     169,608
   0.70% due 11/22/2004                                         10,000,000                      90,825
   1.80% due 03/22/2010                                         40,000,000                     384,211
                                                                                      ----------------
                                                                                               735,861

MEXICO - 0.18%
Government of Mexico
   6.375% due 01/16/2013                                  $        450,000                     473,850
   7.50% due 03/08/2010                           EUR              120,000                     171,160
   8.00% due 12/07/2023                           MXN            1,000,000                      68,795
   8.30% due 08/15/2031                                   $        200,000                     227,500
   8.375% due 01/14/2011                                            80,000                      93,800
   9.875% due 02/01/2010                                           155,000                     191,115
   11.375% due 09/15/2016                                           50,000                      73,625
                                                                                      ----------------
                                                                                             1,299,845

PANAMA - 0.04%
Republic of Panama
   8.875% due 09/30/2027                                           199,000                     208,950
   9.375% due 07/23/2012                                            75,000                      84,937
   10.75% due 05/15/2020                                            25,000                      30,000
                                                                                      ----------------
                                                                                               323,887

PERU - 0.03%
Republic of Peru
   9.125% due 02/21/2012                                           100,000                     112,000
   9.875% due 02/06/2015                                           100,000                     115,000
                                                                                      ----------------
                                                                                               227,000

PHILIPPINES - 0.03%
Republic of Philipppines
   9.125% due 02/22/2010                          EUR               75,000                      97,695
   10.625% due 03/16/2025                                 $        100,000                     106,750
                                                                                      ----------------
                                                                                               204,445

POLAND - 0.01%
Government of Poland
   5.00% due 10/24/2013                           PLN              250,000                      62,890

ROMANIA - 0.01%
Republic of Romania
   8.50% due 05/08/2012                           EUR               50,000                      76,368

RUSSIA - 0.18%
Russian Federation
   5% coupon, step up to 7.5% on
     03/31/2007 due 03/31/2030                            $        975,000            $        938,437
   8.25% due 03/31/2010                                            300,000                     326,250
                                                                                      ----------------
                                                                                             1,264,687

SWEDEN - 0.01%
Kingdom of Sweden
   5.00% due 01/28/2009                           SEK              600,000                      86,702

TURKEY - 0.10%
Republic of Turkey
   zero coupon due 04/27/2005                     TRL      498,665,000,000                     292,717

   9.50% due 01/15/2014                                   $        375,000                     425,625
                                                                                      ----------------
                                                                                               718,342

UKRAINE - 0.03%
Republic of Ukraine
   7.65% due 06/11/2013                                            250,000                     251,313

UNITED KINGDOM - 0.02%
Government of United Kingdom
   6.00% due 12/07/2028                           GBP               15,000                      32,349
   7.25% due 12/07/2007                                              5,000                       9,720
   8.00% due 12/07/2015                                             25,000                      57,569
   8.50% due 12/07/2005                                             25,000                      47,256
                                                                                      ----------------
                                                                                               146,894

VENEZUELA - 0.08%
Republic of Venezuela
   9.25% due 09/15/2027                                   $        350,000                     344,925
   10.75% due 09/19/2013                                           200,000                     224,700
                                                                                      ----------------
                                                                                               569,625
                                                                                      ----------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,995,321)                                                                     $      9,958,673
                                                                                      ----------------

CORPORATE BONDS - 10.16%

ADVERTISING - 0.00%
R H Donnelley Finance Corp.
   10.875% due 12/15/2012                                           25,000                      30,313

AEROSPACE - 0.18%
Raytheon Company
   6.00% due 12/15/2010                                            125,000                     136,980
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                                           460,361                     511,383
Systems 2001 Asset Trust, Series 2001, Class B
   7.156% due 12/15/2011                                           608,907                     656,893
                                                                                      ----------------
                                                                                             1,305,256

AGRICULTURE - 0.04%
Burns Philp Capital Property, Ltd.
   10.75% due 02/15/2011                                           150,000                     165,750

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
CORPORATE BONDS (CONTINUED)

AGRICULTURE (CONTINUED)
Gold Kist, Inc.
   10.25% due 03/15/2014                           $     100,000    $    111,000
                                                                    ------------
                                                                         276,750

AIR TRAVEL - 0.01%
Delta Air Lines, Inc.
   7.70% due 12/15/2005                                  150,000          65,250

ALUMINUM - 0.01%
Alcan Aluminum, Ltd.
   5.20% due 01/15/2014                                  100,000         102,658

AMUSEMENT & THEME PARKS - 0.04%
AMC Entertainment, Inc.
   9.875% due 02/01/2012                                 100,000         103,500
Six Flags, Inc.
   8.875% due 02/01/2010                                 175,000         164,063
                                                                    ------------
                                                                         267,563

AUTO PARTS - 0.07%
Delphi Corp.
   6.50% due 08/15/2013                                   90,000          92,304
Delphi Trust II
   6.197% due 11/15/2033 (b)                             180,000         182,765
TRW Automotive, Inc.
   11.00% due 02/15/2013                                 120,000         142,800
United Rentals North America, Inc.
   6.50% due 02/15/2012                                   90,000          86,625
                                                                    ------------
                                                                         504,494

AUTO SERVICES - 0.11%
Hertz Corp.
   2.90% due 08/05/2008 (b)                              420,000         423,953
   6.35% due 06/15/2010                                  360,000         372,997
                                                                    ------------
                                                                         796,950

AUTOMOBILES - 0.34%
DaimlerChrysler North America Holding
   2.340% due 05/24/2006 (b)                             300,000         301,111
   4.05% due 06/04/2008                                1,000,000       1,008,963
   4.75% due 01/15/2008                                  530,000         545,837
   7.20% due 09/01/2009                                  210,000         236,369
   8.00% due 06/15/2010                                  170,000         197,650
Ford Motor Company
   7.45% due 07/16/2031                                   50,000          49,026
General Motors Corp.
   8.375% due 07/15/2033                                 105,000         111,486
                                                                    ------------
                                                                       2,450,442

BANKING - 0.79%
Allied Irish Banks PLC
   7.50% due 12/29/2049 (b)                        EUR    50,000          73,270
Bank of Ireland
   6.45% due 02/10/2010                                   50,000          70,042
Barclays Bank PLC, ADR
   6.86% due 06/15/2032 (b)                        $      70,000          77,060
Capital One Financial Corp.
   7.25% due 05/01/2006                                  430,000         456,144
Credit Suisse First Boston Mortgage
   4.911% due 06/25/2009 (b)                           1,297,573       1,314,964
HSBC Bank USA
   4.625% due 04/01/2014                                 625,000         612,772
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                              145,000         140,853
Kazkommerts International BV
   8.50% due 04/16/2013                                  350,000         355,792
MBNA America Bank
   5.375% due 01/15/2008                                 500,000         524,276
Nykredit AS
   5.00% due 10/01/2035                            DKK   146,974          24,134
RBS Capital Trust I
   4.709% due 12/29/2049 (b)                       $     160,000         154,756
RBS Capital Trust IV
   2.775% due 09/30/2014 (b)                             715,000         719,989
Wells Fargo Company
   3.50% due 04/04/2008                                  625,000         626,120
Zions Bancorporation
   6.00% due 09/15/2015                                  500,000         531,371
                                                                    ------------
                                                                       5,681,543

BROADCASTING - 0.56%
Canwest Media, Inc.
   10.625% due 05/15/2011                                105,000         119,437
CCO Holdings, LLC
   8.75% due 11/15/2013                                   75,000          73,594
Clear Channel Communications, Inc.
   5.50% due 09/15/2014                                  370,000         368,057
   6.00% due 11/01/2006                                  750,000         787,540
   7.65% due 09/15/2010                                  375,000         427,922
Cox Radio, Inc.
   6.375% due 05/15/2005                                 500,000         509,179
Liberty Media Corp.
   3.380% due 09/17/2006 (b)                           1,430,000       1,445,315
   3.50% due 09/25/2006                                   35,000          34,859
News America Holdings, Inc.
   6.75% due 01/09/2038                                   50,000          55,679
Quebecor Media, Inc.
   11.125% due 07/15/2011                                 85,000          98,175
Young Broadcasting, Inc.
   10.00% due 03/01/2011                                 125,000         128,750
                                                                    ------------
                                                                       4,048,507

BUSINESS SERVICES - 0.19%
Electronic Data Systems Corp.
   6.00% due 08/01/2013                                  500,000         504,311
Iron Mountain, Inc.
   6.625% due 01/01/2016                                  50,000          48,750
PHH Corp.
   7.125% due 03/01/2013                                 590,000         674,756

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Quintiles Transnational Corp.
   10.00% due 10/01/2013                           $     125,000    $    132,500
                                                                    ------------
                                                                       1,360,317

CABLE AND TELEVISION - 0.22%
AOL Time Warner, Inc.
   7.625% due 04/15/2031                                 230,000         264,730
Charter Communications Operating LLC
   8.00% due 04/30/2012                                   50,000          49,875
Comcast Corp., Class A
   5.30% due 01/15/2014                                  500,000         501,083
   7.05% due 03/15/2033                                  190,000         208,439
Cox Communications, Inc.
   6.75% due 03/15/2011                                  250,000         267,571
   7.75% due 11/01/2010                                  125,000         139,307
Univision Communications, Inc.
   3.875% due 10/15/2008                                 125,000         124,469
                                                                    ------------
                                                                       1,555,474

CELLULAR COMMUNICATIONS - 0.19%
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                   90,000         118,173
Centennial Communications Corp.
   8.125% due 02/01/2014                                  75,000          71,531
Motorola, Inc.
   7.50% due 05/15/2025                                  110,000         126,206
Nextel Communications, Inc.
   7.375% due 08/01/2015                                  90,000          96,750
Triton PCS, Inc.
   8.75% due 11/15/2011                                   75,000          51,000
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                 625,000         654,219
Vodafone Group PLC
   5.375% due 01/30/2015                                 210,000         217,146
Western Wireless Corp.
   9.25% due 07/15/2013                                   65,000          66,300
                                                                    ------------
                                                                       1,401,325

CHEMICALS - 0.25%
E.I. Du Pont De Nemours & Company
   4.125% due 04/30/2010                                 750,000         756,795
ICI Wilmington, Inc.
   4.375% due 12/01/2008                                 460,000         465,293
Lubrizol Corp.
   4.625% due 10/01/2009                                 360,000         360,067
Millennium America, Inc.
   9.25% due 06/15/2008                                   75,000          82,688
Nalco Company
   8.875% due 11/15/2013                                 100,000         107,500
                                                                    ------------
                                                                       1,772,343

COAL - 0.01%
Luscar Coal, Ltd.
   9.75% due 10/15/2011                                   50,000          56,750

COMMERCIAL SERVICES - 0.10%
Cendant Corp.
   6.25% due 01/15/2008                                  250,000         269,488
   6.875% due 08/15/2006                                 200,000         213,170
   7.375% due 01/15/2013                                 170,000         196,702
Synagro Technologies, Inc.
   9.50% due 04/01/2009                                   50,000          53,500
                                                                    ------------
                                                                         732,860

CONSTRUCTION & MINING EQUIPMENT - 0.02%
Graphic Packaging International, Inc.
   9.50% due 08/15/2013                                  100,000         114,250
CONSTRUCTION MATERIALS - 0.02%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
      03/1/2009 due 03/01/2014                           150,000         109,125

CONTAINERS & GLASS - 0.03%
Owens Brockway Glass Container
   8.75% due 11/15/2012                                  150,000         166,500
Vitro, SA de CV
   11.75% due 11/01/2013                                  25,000          23,188
                                                                          ------
                                                                         189,688
CRUDE PETROLEUM & NATURAL GAS - 0.01%
Premcor Refining Group, Inc.
   7.75% due 02/01/2012                                   80,000          87,200

DOMESTIC OIL - 0.05%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                 160,000         180,523
Union Oil Company of California
   7.50% due 02/15/2029                                  140,000         166,896
                                                                    ------------
                                                                         347,419

DRUGS & HEALTH CARE - 0.04%
Wyeth
   4.125% due 03/01/2008                                 275,000         278,258

ELECTRICAL EQUIPMENT - 0.22%
General Electric Company
   5.00% due 02/01/2013                                  500,000         514,220
Midamerican Energy Company
   4.65% due 10/01/2014                                  270,000         266,625
SP PowerAssets, Ltd.
   5.00% due 10/22/2013                                  300,000         303,936
TXU Energy Company, LLC
   2.38% due 01/17/2006 (b)                              500,000         501,198
                                                                    ------------
                                                                       1,585,979

ELECTRICAL UTILITIES - 0.43%
AES Corp.
   9.375% due 09/15/2010                                 200,000         225,250
Dominion Resources, Inc.
   5.70% due 09/17/2012                                  125,000         131,440
Edison Mission Energy
   9.875% due 04/15/2011                                 225,000         262,125

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Empresa Nacional De Electricidad
   8.50% due 04/01/2009                            $     230,000    $    259,549
Oncor Electric Delivery Company
   7.00% due 05/01/2032                                  125,000         142,652
Pacific Gas & Electric Company
   4.20% due 03/01/2011                                  900,000         889,669
   4.80% due 03/01/2014                                  330,000         327,547
Progress Energy, Inc.
   7.75% due 03/01/2031                                  110,000         130,050
PSEG Power LLC
   5.00% due 04/01/2014                                  375,000         365,629
   8.625% due 04/15/2031                                 130,000         166,472
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                  170,000         172,334
                                                                    ------------
                                                                       3,072,717

ELECTRONICS - 0.20%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                 470,000         491,684
Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                                  500,000         582,840
Solectron Corp.
   9.625% due 02/15/2009                                 125,000         138,437
Stoneridge, Inc.
   11.50% due 05/01/2012                                 120,000         135,900
Viasystems, Inc.
   10.50% due 01/15/2011                                 120,000         114,000
                                                                    ------------
                                                                       1,462,861

ENERGY - 0.01%
First Energy Corp.
   7.375% due 11/15/2031                                  50,000          56,155

FINANCIAL SERVICES - 2.75%
Ace INA Holdings, Inc.
   5.875% due 06/15/2014                                 870,000         908,917
Assurant, Inc.
   5.625% due 02/15/2014                                 150,000         153,921
Bank of America Corp.
   5.375% due 06/15/2014                                 270,000         280,390
   7.125% due 09/15/2006                                 750,000         808,288
Bear Stearns Arm Trust
   4.344% due 07/25/2034 (b)                           1,712,954       1,709,060
Capital One Bank
   5.00% due 06/15/2009                                  240,000         248,543
Citigroup, Inc.
   5.00% due 09/15/2014                                  450,000         450,560
Corporacion Andina de Fomento
   6.875% due 03/15/2012                                 170,000         191,189
Credit Suisse First Boston USA, Inc.
   6.50% due 01/15/2012                                  125,000         138,864
Cullen Frost Cap Trust I
   3.34% due 03/01/2034 (b)                              190,000         196,298
DBS Capital Funding Corp.

   7.657% due 03/15/2049 (b)                             170,000         197,496
Ford Motor Credit Company
   7.375% due 10/28/2009                               1,840,000       2,015,416
General Electric Capital Corp.
   5.45% due 01/15/2013                                1,000,000       1,059,441
General Electric Capital Corp., MTN, Series A
   6.00% due 06/15/2012                                  110,000         120,851
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                 750,000         786,767
   7.00% due 02/01/2012                                  900,000         941,729
   7.75% due 01/19/2010                                  610,000         670,303
   8.00% due 11/01/2031                                  250,000         258,748
HBOS PLC
   3.125% due 01/12/2007                                 500,000         499,506
Household Finance Corp.
   6.50% due 01/24/2006                                  250,000         262,084
HVB Funding Trust III
   9.00% due 10/22/2031                                  190,000         244,499
International Lease Finance Corp.
   3.50% due 04/01/2009                                   10,000           9,788
   4.55% due 10/15/2009                                  180,000         183,919
   4.75% due 07/01/2009                                  815,000         839,135
J.P. Morgan Chase & Company
   5.35% due 03/01/2007                                  250,000         262,466
Labranche & Company, Inc.
   9.50% due 05/15/2009                                   50,000          50,000
MBNA Capital B
   2.494% due 02/01/2027 (b)                             610,000         580,475
Mizuho Financial Group Cayman, Ltd.
   5.79% due 04/15/2014                                  200,000         206,346
Nationwide Life Global Funding I
   5.35% due 02/15/2007                                  110,000         114,953
NiSource Finance Corp.
   6.15% due 03/01/2013                                  160,000         173,445
   7.875% due 11/15/2010                                 350,000         413,608
PCCW - HKTC Capital, Ltd.
   7.75% due 11/15/2011                                  160,000         185,716
Pemex Finance, Ltd.
   7.33% due 05/15/2012                                  300,000         339,363
Reliastar Financial Corp.
   6.50% due 11/15/2008                                  280,000         305,337
SB Treasury Company LLC
   9.40% due 12/29/2049 (b)                              180,000         211,822
SLM Corp., Series MTNA
   5.00% due 04/15/2015                                  875,000         866,415
The Goldman Sachs Group, Inc.
   2.57% due 09/29/2014 (b)                              705,000         704,963
   4.75% due 07/15/2013                                  500,000         490,567
   5.00% due 10/01/2014                                  450,000         445,120
   5.25% due 04/01/2013                                  250,000         254,451

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
UFJ Finance Aruba AEC
   6.75% due 07/15/2013                            $     200,000    $    221,754
Washington Mutual, Inc.
   5.625% due 01/15/2007                                 750,000         788,313
                                                                    ------------
                                                                      19,790,826

FOOD & BEVERAGES - 0.22%
Ahold Finance USA, Inc.
   8.25% due 07/15/2010                                  100,000         112,750
Cadbury Schweppes US Finance LLC
   5.125% due 10/01/2013                                 220,000         223,403
Kellogg Company, Series B
   6.60% due 04/01/2011                                  250,000         281,504
Kraft Foods, Inc.
   6.25% due 06/01/2012                                  250,000         273,131
Nabisco, Inc.
   7.05% due 07/15/2007                                  210,000         230,055
   7.55% due 06/15/2015                                  375,000         448,602
                                                                    ------------
                                                                       1,569,445

FOREST PRODUCTS - 0.01%
Weyerhaeuser Company
   7.375% due 03/15/2032                                  90,000         103,274

GAS & PIPELINE UTILITIES - 0.06%
Duke Capital LLC
   7.50% due 10/01/2009                                  150,000         170,910
Dynegy Holdings, Inc.
   10.125% due 07/15/2013                                 50,000          57,500
Sunoco, Inc.
   4.875% due 10/15/2014                                 120,000         118,730
Williams Companies, Inc.
   8.125% due 03/15/2012                                  70,000          80,675
                                                                    ------------
                                                                         427,815

HEALTHCARE SERVICES - 0.11%
Aetna, Inc.
   7.375% due 03/01/2006                                 100,000         106,006
Concentra Operations Corp.
   9.125% due 06/01/2012                                  55,000          60,225
Health Net, Inc.
   8.375% due 04/15/2011                                 400,000         492,986
Humana, Inc.
   7.25% due 08/01/2006                                  125,000         133,440
                                                                    ------------
                                                                         792,657

HOMEBUILDERS - 0.19%
Centex Corp.
   4.75% due 01/15/2008                                   70,000          71,896
Lennar Corp.
   5.95% due 03/01/2013                                   40,000          42,301
Lennar Corp., Series B
   9.95% due 05/01/2010                                   40,000          43,550
MDC Holdings, Inc.
   5.50% due 05/15/2013                                   80,000          81,311
Pulte Homes, Inc.
   6.25% due 02/15/2013                                  425,000         453,912
   7.875% due 08/01/2011                                 200,000         232,871
   8.125% due 03/01/2011                                  75,000          88,022
Technical Olympic USA, Inc.
   10.375% due 07/01/2012                                150,000         168,000
Williams Lyon Homes, Inc.
   10.75% due 04/01/2013                                 150,000         173,250
                                                                    ------------
                                                                       1,355,113

HOTELS & RESTAURANTS - 0.13%
Boyd Gaming Corp.
   9.25% due 08/01/2009                                  100,000         109,250
Buffets, Inc.
   11.25% due 07/15/2010                                 100,000         106,000
Circus & Eldorado Joint Venture
   10.125% due 03/01/2012                                100,000         106,500
Harrahs Operating Company, Inc.
   5.50% due 07/01/2010                                  230,000         237,653
Hilton Hotels Corp.
   7.625% due 12/01/2012                                 110,000         127,875
   8.25% due 02/15/2011                                  200,000         236,250
                                                                    ------------
                                                                         923,528
INDUSTRIAL MACHINERY - 0.04%
Caterpillar Finiancial Services Corp.
   4.50% due 06/15/2009                                  270,000         277,320

INSURANCE - 0.62%
Lincoln National Corp.
   6.20% due 12/15/2011                                  140,000         152,810
MetLife, Inc.
   3.911% due 05/15/2005                                 315,000         318,246
Monumental Global Funding
   1.76% due 05/19/2006 (b)                            1,380,000       1,377,051
   5.20% due 01/30/2007                                  625,000         655,852
Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                                  60,000          71,440
Prudential Financial, Inc.
   4.75% due 04/01/2014                                1,180,000       1,155,078
Prudential Insurance Company
   6.375% due 07/23/2006                                 225,000         239,130
Washington Mutual
   4.73% due 10/25/2034 (b)                              238,913         240,818
XL Capital, Ltd.
   5.25% due 09/15/2014                                  220,000         220,823
                                                                    ------------
                                                                       4,431,248
INTERNATIONAL OIL - 0.12%
Pemex Project Funding Master Trust
   2.82% due 06/15/2010 (b)                              660,000         666,930
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                                 183,200         181,361
                                                                    ------------
                                                                         848,291

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME - 0.04%
Carmike Cinemas, Inc.
   7.50% due 02/15/2014                            $     100,000    $    101,250
Cinemark Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                           25,000          17,188
Cinemark USA, Inc.
   9.00% due 02/01/2013                                   80,000          89,400
Royal Caribbean Cruises, Ltd.
   8.75% due 02/02/2011                                  100,000         116,750
                                                                    ------------
                                                                         324,588

MANUFACTURING - 0.12%
Bombardier, Inc.
   7.45% due 05/01/2034                                  150,000         126,195
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                                 100,000         110,500
Koppers, Inc.
   9.875% due 10/15/2013                                  50,000          55,250
Terex Corp.
   9.25% due 07/15/2011                                  125,000         140,000
Tyco International Group SA
   6.375% due 10/15/2011                                 420,000         464,486
                                                                    ------------
                                                                         896,431

MEDICAL-HOSPITALS - 0.05%
HCA, Inc.
   6.25% due 02/15/2013                                  250,000         257,682
Tenet Healthcare Corp.
   9.875% due 07/01/2014                                  75,000          78,375
                                                                    ------------
                                                                         336,057

MINING - 0.03%
Freeport-McMoRan Copper & Gold, Inc.
   10.125% due 02/01/2010                                160,000         181,000
PAPER - 0.12%
Norske Skogindustrier ASA
   7.625% due 10/15/2011                                 625,000         710,542
Potlatch Corp.
   10.00% due 07/15/2011                                  50,000          56,500
Temple-Inland, Inc.
   7.875% due 05/01/2012                                  90,000         106,294
                                                                    ------------
                                                                         873,336

PHARMACEUTICALS - 0.11%
Hospira, Inc.
   5.90% due 06/15/2014                                  250,000         262,394
Schering Plough Corp.
   5.30% due 12/01/2013                                  490,000         507,094
                                                                    ------------
                                                                         769,488

PUBLISHING - 0.09%
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                          125,000          91,563
Publishing (continued)
Time Warner Companies
   7.57% due 02/01/2024                                  500,000         564,818
                                                                    ------------
                                                                         656,381

RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series 2002-1
   6.061% due 01/17/2023                                  75,000          81,804
REAL ESTATE - 0.30%
Archstone-Smith Operating Trust, REIT
   5.625% due 08/15/2014                                 140,000         144,945
Crescent Real Estate Equities
   7.50% due 09/15/2007                                   50,000          51,125
Developers Diversified Realty Company
   4.625% due 08/01/2010                                 250,000         249,369
EOP Operating, Ltd.
   7.50% due 04/19/2029                                  100,000         112,046
ERP Operating LP
   4.75% due 06/15/2009                                  345,000         353,888
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                                  555,000         596,708
Host Marriott LP, REIT
   7.125% due 11/01/2013                                  60,000          63,000
Price, Inc., REIT
   7.50% due 11/05/2006                                  250,000         273,373
Rouse Company
   7.20% due 09/15/2012                                   85,000          91,338
Simon Property Group LP, REIT
   5.45% due 03/15/2013                                  190,000         193,964
                                                                    ------------
                                                                       2,129,756

RETAIL GROCERY - 0.02%
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                   60,000          56,100
Winn-Dixie Stores, Inc.
   8.875% due 04/01/2008                                 100,000          81,500
                                                                    ------------
                                                                         137,600

RETAIL TRADE - 0.03%
Payless Shoesource, Inc.
   8.25% due 08/01/2013                                  150,000         145,500
Saks, Inc.
   7.50% due 12/01/2010                                  100,000         107,000
                                                                    ------------
                                                                         252,500

SANITARY SERVICES - 0.06%
Allied Waste North America, Inc., Series B
   8.875% due 04/01/2008                                  85,000          92,225
Waste Management, Inc.
   6.375% due 11/15/2012                                 320,000         353,739
                                                                    ------------
                                                                         445,964

SEMICONDUCTORS - 0.01%
Amkor Technology, Inc.
   7.75% due 05/15/2013                                   75,000          61,500

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
CORPORATE BONDS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
On Semiconductor Corp.
   12.00% due 03/15/2010                           $      35,000    $     40,250
                                                                    ------------
                                                                         101,750

STEEL - 0.02%
Gerdau Ameristeel Corp.
   10.375% due 07/15/2011                                 50,000          57,000
Ispat Inland ULC
   9.75% due 04/01/2014                                  100,000         110,250
                                                                    ------------
                                                                         167,250

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.31%
American Tower Corp.
   7.50% due 05/01/2012                                  160,000         163,200
Deutsche Telekom International Finance BV
   6.625% due 07/11/2011                           EUR    50,000          72,067
   8.75% due 06/15/2030                            $      60,000          77,555
   9.25% due 06/01/2032                                  190,000         264,835
Dobson Communications Corp.
   10.875% due 07/01/2010                                120,000          86,400
France Telecom SA
   8.50% due 03/01/2011                                  330,000         395,036
Koninklijke (Royal) KPN NV
   8.375% due 10/01/2030                                 100,000         129,138
SBC Communications, Inc.
   5.625% due 06/15/2016                                 125,000         127,741
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                                  45,000          49,939
Telenet Group Holding NV
   zero coupon, Step up to 11.50% on
      12/15/2008 due 06/15/2014                          100,000          73,500
Telstra Corp. Ltd.
   6.375% due 04/01/2012                                 125,000         137,931
Tritel PCS, Inc.
   10.375% due 01/15/2011                                550,000         627,574
                                                                    ------------
                                                                       2,204,916
TELEPHONE - 0.43%
AT&T Corp.
   8.35% due 01/15/2025                                  230,000         234,600
Bellsouth Corp
   4.20% due 09/15/2009                                  500,000         502,874
British Telecommunications PLC
   8.875% due 12/15/2030                                  90,000         118,233
Cincinnati Bell, Inc.
   7.25% due 07/15/2013                                   40,000          38,500
NTL Cable PLC
   8.75% due 04/15/2014                                   60,000          64,950
Qwest Services Corp.
   13.50% due 12/15/2010                                 135,000         157,613
Sprint Capital Corp.
   6.875% due 11/15/2028                                 750,000         786,670
   8.375% due 03/15/2012                                 125,000         151,392
Telecom Italia Capital
   4.00% due 11/15/2008                                  625,000         628,513
Verizon New York, Inc.
   6.875% due 04/01/2012                                 400,000         444,813
                                                                    ------------
                                                                       3,128,158
TRANSPORTATION - 0.02%
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                                  100,000         110,500
TFM SA de CV
   10.25% due 06/15/2007                                  25,000          25,875
                                                                    ------------
                                                                         136,375
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $71,648,986)                            $ 73,055,318
                                                                    ------------
MUNICIPAL BONDS - 0.04%

WISCONSIN - 0.04%
Badger Tobacco Asset Securitization Corp.
   6.125% due 06/01/2027                                 320,000         306,931
                                                   -------------    ------------
TOTAL MUNICIPAL BONDS (Cost $306,023)                               $    306,931
                                                                    ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.51%
Ameriquest Mortgage Securities, Inc.,
   Series 2003-5, Class A2
   2.43% due 07/25/2033                                   62,593          62,522
Bank of America Mortgage Securities, Inc.,
   Series 2003 F, Class 2A1
   3.734% due 07/25/2033 (b)                             452,519         447,809
Bear Stearns ARM Trust, Series 2003-3,
   Class 2A2
   4.157% due 04/25/2033 (b)                             100,222         100,255
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                                 250,000         293,528
Countrywide Home Loans, Inc., Series 2004-,
   Class 2A1
   4.142% due 04/25/2034 (b)                             890,032         885,889
Countrywide Home Loans, Inc., Series 2004-12,
   Class 12A1
   4.916% due 08/25/2034 (b)                           2,410,104       2,436,907
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2
   5.935% due 01/15/2006                                 875,000         903,095
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                 440,000         473,265
CS First Boston Mortgage Securities Corp.,
   Series 2003-AR12, Class 2A2
   4.348% due 04/25/2033 (b)                              98,119          98,276
CS First Boston Mortgage Securities Corp.,
   Series 2004-AR1, Class 2A1
   4.797% due 02/25/2034 (b)                             350,204         351,619

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp. Structured
   Pass Through Securities, Series T-41,
   Class 3A
   7.50% due 07/25/2032                            $     340,921    $    370,433
First Investors Auto Owner Trust, Series
   2002-A, Class A
   3.46% due 12/15/2008                                   19,855          19,924
First Union National Bank Commercial Mortgage
   Trust, Series 2002- C1, Class A1
   5.585% due 08/12/2010                                 532,289         563,482
GE Capital Commercial Mortgage Corp., Series
   2001-1, Class A1
   6.079% due 10/15/2010                                  94,641         101,032
GMAC Commercial Mortgage Security, Inc.,
   Series 1997-C1, Class A3
   6.869% due 08/15/2007                                 319,511         344,314
Hilton Hotels Pool Trust, Series 2000-HL TA,
   Class B
   2.186% due 10/03/2015 (b)                             170,000         170,964
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1
   7.029% due 06/15/2021 (b)                             117,811         121,833
Merrill Lynch Mortgage Investors, Inc.,
   Series 1997-C1, Class A3
   7.12% due 06/18/2029                                  220,482         236,196
Merrill Lynch Mortgage Investors, Inc.,
   Series 2004-A1, Class 2A1
   4.67% due 02/25/2034 (b)                              611,115         605,926
Morgan Stanley Capital I, Inc., Series
   2003-KIDS, Class A
   2.44% due 07/14/2008 (b)                              185,028         185,279
Salomon Brothers Commercial Mortgage
   Securities, Class A3, Series 2001-C1
   6.428% due 12/18/2035                                 750,000         826,301
Structured Asset Securities Corp., Series
   1998-RF2, Class A
   8.527% due 07/15/2027 (b)                             342,247         369,802
Washington Mutual, Series 2003-AR1, Class A6
   4.508% due 03/25/2033 (b)                              64,591          64,849
Washington Mutual, Series 2003-AR6, Class A1
   4.366% due 06/25/2033 (b)                             846,274         854,834
                                                   -------------    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,747,192)                                                  $ 10,888,334
                                                                    ------------
ASSET BACKED SECURITIES - 1.00%
ACLC Business Loan Receivables Trust, Series
   2002-1A, Class A1
   5.408% due 12/15/2022                                  68,564          67,707
California Infrastructure Development, Series
   1997-1, Class A7
   6.42% due 09/25/2008                                  315,641         328,047
Centex Home Equity Loan Trust, Series 2004-D,
   Class AF4
   4.68% due 06/25/2032                                  400,000         397,938
Chase Funding Mortgage Loan, Series 2003-1,
   Class 1A3
   3.14% due 07/25/2023                                  150,000         150,103
Chase Funding Mortgage Loan, Series 2003-2,
   Class 1A3
   2.864% due 03/25/2007                                 190,000         189,763
CWABS, Inc., Series 2004-10, Class AF3
   3.842% due 02/01/2005 (b)                             375,000         374,988
Drivetime Auto Owner Trust, Series 2004-A,
   Class A3
   2.419% due 08/15/2008                               1,275,000       1,256,871
Government Lease Trust, Series 1999-GSA1,
   Class A2
   6.18% due 05/18/2005                                  656,263         662,991
GRCT Consumer Loan Trust, Series 2001-1A,
   Class 2BRV
   6.25% due 02/15/2020 (b)                              228,777         229,934
Mangrove Bay Pass Through Trust
   6.102% due 07/15/2033 (b)                             100,000         101,769
New Century Home Equity Loan Trust,
   Series 2007-A, Class AII5
   5.25% due 07/25/2034 (b)                              510,000         518,446
Onyx Acceptance Auto Trust, Series 2002-C,
   Class A4
   4.07% due 04/15/2009                                  300,000         304,255
Peco Energy Transition Trust, Series 1999-A,
   Class A7
   6.13% due 03/01/2009                                  540,000         585,466
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Classe AI4
   0.99% due 10/25/2032 (b)                              625,000         624,937
Residential Asset Motgage Products, Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                             325,000         325,000
Sears Credit Account Master Trust, Series
   1998-2, Class A
   5.25% due 10/16/2008                                   20,833          20,864
Vanderbilt Acquisition Loan Trust, Class A3,
   Series 2002-1
   5.70% due 09/07/2023                                  125,000         128,166
Wells Fargo Home Equity, Series 2004-2,
   Class AI5
   4.89% due 09/25/2034 (b)                              750,000         749,775
Residential Asset Mortgage Products, Inc.,
   Series 1999-KSA, Class AI4
   7.22% due 06/25/2028                                  188,196         194,608
                                                   -------------    ------------
TOTAL ASSET BACKED SECURITIES
(Cost $7,243,901)                                                   $  7,211,628
                                                                    ------------

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
SHORT TERM INVESTMENTS - 16.41%
State Street Navigator Securities
   Lending Prime Portfolio (c)                     $ 117,961,125    $117,961,125
                                                   -------------    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $117,961,125)                                                 $117,961,125
                                                                    ------------
REPURCHASE AGREEMENTS - 3.41%
Repurchase Agreement with State Street
   Corp. dated 09/30/2004 at 0.65% to
   be repurchased at $24,539,443 on
   10/01/2004, collateralized by
   $15,560,000 U.S. Treasury Bonds,
   11.25% due 02/15/2015 (valued at
   $25,032,150, including interest). (c)           $  24,539,000    $ 24,539,000
                                                   -------------    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $24,539,000)                                                  $ 24,539,000
                                                                    ------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)
   (COST $786,231,544) - 118.08%                                    $849,021,706
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.08)%                    (130,018,452)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $719,003,254
                                                                    ============

GLOBAL ALLOCATION TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
COMMON STOCKS - 74.33%

AUSTRALIA - 0.81%
Australia and New Zealand Bank Group, Ltd. *              22,169    $    305,383
Australia Gas Light Company, Ltd. *                       16,734         161,797
National Australia Bank, Ltd. *                            8,687         169,746
Qantas Airways, Ltd., ADR *                               54,395         135,915
QBE Insurance Group, Ltd. * (a)                           46,430         440,513
Woolworths, Ltd. *                                        15,014         148,102
                                                                    ------------
                                                                       1,361,456
AUSTRIA - 0.12%
Telekom Austria AG *                                      14,677         205,580

BELGIUM - 0.36%
Fortis *                                                  18,962         451,142
Solvay SA *                                                1,610         148,942
                                                                    ------------
                                                                         600,084

BERMUDA - 0.79%
Ingersoll-Rand Company, Class A                            5,900         401,023
Willis Group Holdings, Ltd.                               24,500         916,300
                                                                    ------------
                                                                       1,317,323

CANADA - 1.56%
Alcan Aluminum, Ltd. - USD *                               9,700         463,821
Bank Nova Scotia Halifax *                                12,800         373,808
BCE, Inc. *                                               11,400         245,525
Canadian National Railway Company - CAD *                  9,400         459,283
Canadian Tire Corp., Ltd.                                  1,100          43,183
Magna International, Inc. *                                1,800         133,273
Shoppers Drug Mart Corp. *                                10,200         275,708
Suncor Energy, Inc. *                                      9,600         306,532
Toronto Dominion Bank Ontario *                            8,500         309,635
                                                                    ------------
                                                                       2,610,768

FINLAND - 0.54%
Nokia (AB) Oyj *                                          41,750         574,421
UPM-Kymmene Oyj *                                         17,500         333,131
                                                                    ------------
                                                                         907,552
FRANCE - 2.12%
BNP Paribas SA *                                           7,707         497,649
Cap Gemini SA * (a)                                        6,600         155,142
France Telecom SA *                                       24,038         598,775
Sanofi-Synthelabo SA * (a)                                 9,939         720,758
Total SA * (a)                                             6,174       1,257,317
Unibail *                                                  2,683         323,000
                                                                    ------------
                                                                       3,552,641

GERMANY - 0.11%
Volkswagen AG * (a)                                        4,735         182,211

HONG KONG - 0.32%
Cheung Kong Holdings, Ltd. *                              28,000         240,572
Sun Hung Kai Properties, Ltd. *                           27,000         254,485
Television Broadcast, Ltd. *                              10,000          44,626
                                                                    ------------
                                                                         539,683

IRELAND - 0.81%
Bank of Ireland - London *                                60,342         812,238
CRH PLC - London *                                        22,651         537,223
                                                                    ------------
                                                                       1,349,461

ITALY - 0.65%
Assicurazioni Generali SPA * (a)                               0               0
Eni SpA * (a)                                             22,263         498,717
UniCredito Italiano SPA * (a)                            116,374         586,700
                                                                    ------------
                                                                       1,085,417

JAPAN - 5.00%
Canon, Inc. *                                             16,400         770,924
Fuji Photo Film Company, Ltd. * (a)                        8,000         262,807
Funai Electric Company, Ltd. *                             2,300         310,159
Honda Motor Company, Ltd. * (a)                           19,000         920,731
Kao Corp. * (a)                                           25,000         552,430
Meitec Corp. *                                             3,100         111,403
Mitsubishi Corp. * (a)                                    27,600         298,304
NGK Spark Plug Company * (a)                              20,000         208,358
Nippon Telegraph & Telephone Corp. *                          13          51,790
Nippon Unipac Holding * (a)                                   53         232,306
Nissan Motor Company * (a)                                34,000         370,253
Nitto Denko Corp. *                                        8,400         386,479
NTT DoCoMo, Inc. *                                           459         778,919
Rohm Company *                                             5,600         563,075

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Sekisui House, Ltd. *                                     24,000    $    229,121
Shin-Etsu Chemical Company, Ltd. *                         5,300         190,462
SKY Perfect Communications, Inc. *                            82          95,994
Sompo Japan Insurance *                                   44,000         372,939
Sumitomo Mitsui Financial Group, Inc. * (a)                   46         262,988
Sumitomo Trust & Banking Company *                        38,000         224,838
Takeda Chemical Industries, Ltd. * (a)                    14,900         676,074
Takefuji Corp. *                                           4,010         256,550
Tokyo Gas Company * (a)                                    4,000          14,193
Toyota Industries Corp. * (a)                              7,000         159,127
Toyota Motor Corp. *                                         200           7,659
West Japan Railway * (a)                                       0               0
Yokogawa Electric Corp. *                                  4,000          45,991
                                                                    ------------
                                                                       8,353,874

NETHERLANDS - 2.04%
ABN AMRO Holdings NV *                                    36,294         824,295
Koninklijke (Royal) KPN NV *                              79,026         591,727
Koninklijke (Royal) Philips Electronics NV *              11,525         263,898
Reed Elsevier NV *                                        43,233         556,709
TNT Post Group NV *                                       25,655         626,629
VNU NV *                                                  21,130         543,131
                                                                    ------------
                                                                       3,406,389

PORTUGAL - 0.23%
Electricidade De Portugal *                               29,628          86,458
Portugal Telecom, SGPS, SA *                              27,130         298,818
                                                                    ------------
                                                                         385,276

SPAIN - 0.24%
Banco Bilbao Vizcaya Argentaria SA * (a)                  11,494         158,141
Banco Santander Central, Hispano SA * (a)                 25,172         245,683
                                                                    ------------
                                                                         403,824

SWEDEN - 1.09%
Electrolux AB, Series B *                                 10,600         193,468
Hennes & Mauritz AB, Series B *                           10,800         297,159
Sandvik AB *                                               8,200         283,011
Svenska Cellulosa *                                       11,700         454,384
Svenska Handelsbanken AB, A Shares *                      11,600         242,761
Swedish Match AB * (a)                                    34,000         359,270
                                                                    ------------
                                                                       1,830,053

SWITZERLAND - 2.57%
Actelion, Ltd. *                                           2,811         288,481
Adecco SA *                                                7,393         367,501
Clariant AG *                                             10,883         130,448
Credit Suisse Group *                                     23,337         745,624
Holcim, Ltd. *                                             7,712         407,164
Nestle SA *                                                2,986         684,703
Nobel Biocare Holding AG *                                   950         147,575
Novartis AG *                                              2,937         137,048
Roche Holdings AG-Genusschein *                           10,797       1,116,707
Swiss Reinsurance Company *                                4,808         276,973
                                                                    ------------
                                                                       4,302,224

UNITED KINGDOM - 8.56%
Abbey National Benefit Consultants, Ltd. *                 2,606          26,410
AstraZeneca Group PLC *                                   15,269         625,872
Barclays PLC *                                            99,272         952,158
BICC PLC *                                                22,512         113,461
BOC Group PLC *                                           11,752         188,005
BP PLC *                                                 143,330       1,368,252
BT Group PLC *                                           136,930         445,424
Cadbury Schweppes PLC *                                   60,953         468,803
Centrica PLC *                                            50,301         228,484
Compass Group PLC *                                       37,256         148,666
Diageo PLC *                                              80,335       1,003,137
Electrocomponents PLC *                                   34,810         195,916
Gallaher Group *                                          37,670         438,342
HBOS PLC *                                                25,359         342,356
HSBC Holdings PLC *                                       25,826         409,886
ITV PLC *                                                 70,939         138,328
Kingfisher PLC *                                         104,580         583,389
Morrison W Supermarket *                                  52,698         183,582
National Grid Transco PLC *                               67,167         566,737
Prudential Corp. *                                         4,440          36,198
Rentokil Initial PLC *                                   101,741         277,102
Reuters Group PLC *                                       39,332         221,723
Royal Bank of Scotland Group PLC *                        42,396       1,224,515
Scottish Hydro *                                          37,686         531,281
Shell Transport & Trading Company PLC *                  156,873       1,151,186
Tesco PLC *                                              146,549         756,510
Vodafone Group PLC *                                     653,126       1,563,144
Wolseley PLC *                                             7,562         129,117
                                                                    ------------
                                                                      14,317,984

UNITED STATES - 46.41%
Advance Auto Parts, Inc.                                   8,300         285,520
AFLAC, Inc.                                               15,800         619,518
Albertsons, Inc. (a)                                      34,600         827,978
Allergan, Inc.                                            26,400       1,915,320
American Electric Power Company, Inc.                     20,900         667,964
American International Group, Inc.                         1,300          88,387
Anthem, Inc. *                                             8,400         732,900
BEA Systems, Inc. *                                       47,900         330,989
Boeing Company                                            19,900       1,027,238
Bristol-Myers Squibb Company                              26,300         622,521
Burlington Northern Santa Fe Corp.                        54,100       2,072,571
Cephalon, Inc. * (a)                                      13,100         627,490
Citigroup, Inc.                                           68,100       3,004,572
CMS Energy Corp. * (a)                                    26,800         255,136
Costco Wholesale Corp.                                    36,500       1,516,940
Delta Air Lines, Inc. * (a)                               24,700          81,263

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    ------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Dex Media, Inc. *                                         16,400    $    347,188
Dominion Resources, Inc.                                   6,900         450,225
Eastman Chemical Company (a)                               9,900         470,745
Equifax, Inc.                                             14,500         382,220
Exelon Corp.                                              40,300       1,478,607
Exxon Mobil Corp.                                         41,300       1,996,029
Federal Home Loan Mortgage Corp.                          28,200       1,839,768
FirstEnergy Corp.                                         28,100       1,154,348
Gannett Company, Inc.                                      6,100         510,936
Genzyme Corp. *                                           20,400       1,109,964
Guidant Corp.                                              8,600         567,944
Hartford Financial Services Group, Inc.                   11,300         699,809
Hewlett-Packard Company                                   21,700         406,875
Illinois Tool Works, Inc.                                 19,600       1,826,132
J.P. Morgan Chase & Company                               44,700       1,775,931
Johnson & Johnson                                         32,800       1,847,624
Johnson Controls, Inc.                                    13,500         766,935
Kerr-McGee Corp.                                           5,500         314,875
Kimberly-Clark Corp.                                      16,500       1,065,735
Kohl's Corp. *                                            14,700         708,393
Lockheed Martin Corp.                                     14,100         786,498
Marathon Oil Corp.                                        21,900         904,032
Martin Marietta Materials, Inc.                           21,300         964,251
Masco Corp.                                               56,100       1,937,133
Medtronic, Inc.                                           10,900         565,710
Mellon Financial Corp.                                    52,400       1,450,956
Mercury Interactive Corp. *                                9,600         334,848
Mettler-Toledo International, Inc. *                      17,600         831,072
Microsoft Corp.                                           79,200       2,189,880
Moneygram International, Inc.                              1,900          32,452
Morgan Stanley                                            42,600       2,100,180
Mylan Laboratories, Inc. (a)                              61,950       1,115,100
Nextel Communications, Inc., Class A *                   110,400       2,631,936
Northrop Grumman Corp.                                    15,800         842,614
Omnicom Group, Inc.                                       17,600       1,285,856
Oracle Corp. *                                            88,800       1,001,664
Pepco Holdings, Inc.                                      16,500         328,350
PNC Financial Services Group                              15,500         838,550
Quest Diagnostics, Inc.                                    5,100         449,922
SBC Communications, Inc.                                  24,600         638,370
Sempra Energy                                             19,800         716,562
The Allstate Corp.                                        14,300         686,257
The Interpublic Group of Companies, Inc. *                45,800         485,022
The Kroger Company *                                      45,900         712,368
The TJX Companies, Inc.                                   21,900         482,676
Time Warner, Inc. *                                       76,800       1,239,552
UBS Emerging Markets Equities Fund * (c)                 531,510       7,157,263
UBS High Yield Fund * (c)                                 96,838       1,722,838
UnitedHealth Group, Inc.                                  30,500       2,249,070
VERITAS Software Corp. *                                  29,300         521,540
Viacom, Inc., Class B                                     54,400       1,825,664
Wells Fargo & Company                                     41,200       2,456,756
Westwood One, Inc. *                                       1,500          29,655
Wyeth                                                     45,800       1,712,920
                                                                    ------------
                                                                      77,624,107
                                                                    ------------
TOTAL COMMON STOCKS (Cost $115,850,797)                             $124,335,907
                                                                    ------------
PREFERRED STOCKS - 0.14%

AUSTRALIA - 0.14%
News Corp., Ltd. - Limited Voting Shares *                30,586         241,013
                                                   -------------    ------------
TOTAL PREFERRED STOCKS (Cost $247,569)                              $    241,013
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 4.37%

U.S. TREASURY BONDS - 1.09%
   5.375% due 02/15/2031                           $     600,000         642,750
   6.25% due 08/15/2023 to 05/15/2030                    445,000         522,991
   6.625% due 02/15/2027                                 270,000         331,130
   8.125% due 08/15/2019                                  60,000          82,141
   8.75% due 05/15/2017                                  170,000         239,853
                                                                    ------------
                                                                       1,818,865
U.S. TREASURY NOTES - 3.28%
   2.25% due 04/30/2006                                1,220,000       1,216,473
   2.50% due 05/31/2006                                2,145,000       2,145,922
   3.625% due 07/15/2009                               1,040,000       1,052,594
   4.00% due 02/15/2014                                1,080,000       1,071,647
                                                                    ------------
                                                                       5,486,636
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,245,472)                                                   $  7,305,501
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.65%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.18%
   2.875% due 11/03/2006                                 150,000         149,511
   3.875% due 01/12/2009                                 185,000         184,712
   5.00% due 11/01/2007 to 01/30/2014                    330,692         331,262
   5.125% due 07/15/2012                               1,350,000       1,418,028
   5.50% due 04/01/2018 to 01/01/2019                    632,275         654,086
   6.00% due 12/01/2017 to 08/15/2030                    180,958         187,427
   6.50% due 11/01/2029                                  686,247         722,236
                                                                    ------------
                                                                       3,647,262
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 4.70%
   2.625% due 01/19/2007                                 170,000         168,373
   3.366% due 09/01/2033 (b)                              27,334          27,438
   4.335% due 03/01/2034 (b)                              90,518          92,144
   4.579% due 11/01/2033 (b)                             277,284         281,999
   4.598% due 04/01/2033 (b)                              94,231          96,636
   5.50% due 11/01/2033 to 09/01/2034                  2,098,701       2,130,425

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT          VALUE
                                           ------------   ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
    6.00% due 06/01/2014 to 01/01/2034     $  1,677,536   $  1,737,362
    6.00% TBA **                                155,000        160,280
    6.25% due 02/01/2011                         65,000         71,764
    6.50% due 06/01/2017 to 08/01/2034        2,309,180      2,418,204
    6.625% due 11/15/2030                       240,000        279,767
    7.00% due 05/01/2033                         19,287         20,458
    7.50% due 07/25/2041                        345,112        372,897
                                                          ------------
                                                             7,857,747

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.77%
    4.00% due 12/20/2029 (b)                     31,969         32,276
    6.00% due 07/15/2029                        194,249        202,168
    6.50% due 06/15/2029 to 08/20/2034        1,012,284      1,059,314
                                                          ------------
                                                             1,293,758
                                                          ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $12,691,369)                                       $ 12,798,767
                                                          ------------

FOREIGN GOVERNMENT OBLIGATIONS - 5.47%

AUSTRALIA - 0.02%
Commonwealth of Australia
    5.75% due 06/15/2011                   AUD   44,000         32,474

AUSTRIA - 0.42%
Republic of Austria
    3.80% due 10/20/2013                   EUR  285,000        349,404
    5.875% due 07/15/2006                       275,000        360,434
                                                          ------------
                                                               709,838

BELGIUM - 0.14%
Kingdom of Belgium
    5.75% due 03/28/2008                        170,000        229,843

CANADA - 0.29%
Government of Canada
    5.50% due 06/01/2009                   CAD  130,000        109,363
    6.00% due 09/01/2005 to 06/01/2011          308,000        256,015
    8.00% due 06/01/2023                        115,000        123,657
                                                          ------------
                                                               489,035

FINLAND - 0.32%
Republic of Finland
    5.00% due 07/04/2007                   EUR  105,000        137,724
    5.75% due 02/23/2011                        285,000        397,358
                                                          ------------
                                                               535,082

FRANCE - 0.73%
Government of France
    5.00% due 10/25/2016                        160,000        215,270
    5.50% due 04/25/2007 to 04/25/2029          470,000        639,455
    8.50% due 10/25/2019                        205,000        372,649
                                                          ------------
                                                             1,227,374

GERMANY - 1.89%
Federal Republic of Germany
    3.50% due 10/10/2008                   EUR  190,000        239,141
    4.50% due 07/04/2009                        100,000        130,732
    5.00% due 07/04/2012                        373,000        500,319
    6.00% due 01/05/2006 to 01/04/2007        1,065,000      1,401,913
    6.50% due 07/04/2027                        560,000        882,090
                                                          ------------
                                                             3,154,195

ITALY - 0.70%
Republic of Italy
    5.25% due 11/01/2029                        150,000        199,059
    5.50% due 11/01/2010                        220,000        301,651
    8.75% due 07/01/2006                        490,000        672,108
                                                          ------------
                                                             1,172,818

MEXICO - 0.07%
Government of Mexico
    8.125% due 12/30/2019                  $     95,000        109,012

NETHERLANDS - 0.10%
Kingdom of Netherlands
    5.00% due 07/15/2011                   EUR  125,000        167,466

RUSSIA - 0.10%
Russian Federation
    5.00% due 03/31/2030                   $    170,000        163,625

SWEDEN - 0.07%
Kingdom of Sweden
    5.00% due 01/28/2009                   SEK  830,000        119,938

UNITED KINGDOM - 0.62%
Government of United Kingdom
    4.75% due 09/07/2015                   GBP  310,000        557,080
    5.00% due 03/07/2012                         87,000        159,333
    5.75% due 12/07/2009                         85,000        160,592
    6.75% due 11/26/2004                         90,000        163,435
                                                          ------------
                                                             1,040,440
                                                          ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $8,708,027)                                        $  9,151,140
                                                          ------------

CORPORATE BONDS - 3.24%

CAYMAN ISLANDS - 0.03%
Transocean Sedco Forex
    6.625% due 04/15/2011                  $     50,000         55,835

FRANCE - 0.02%
France Telecom SA
    8.50% due 03/01/2011                         30,000         35,912

ITALY - 0.01%
Telecom Italia Capital
    5.25% due 11/15/2013                         15,000         15,283

JAPAN - 0.10%
SMFG Finance
    2.25% due 07/11/2005                  JPY 9,000,000        164,980

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT        VALUE
                                                ----------   ----------
CORPORATE BONDS (CONTINUED)

NETHERLANDS - 0.02%
Deutsche Telekom International Finance BV
    8.75% due 06/15/2030                        $   25,000   $   32,314

UNITED KINGDOM - 0.09%
Abbey National PLC
    7.95% due 10/26/2029                            25,000       31,697
Royal Bank of Scotland Group PLC
    9.118% due 03/31/2049                           65,000       79,422
Vodafone Airtouch PLC
    7.875% due 02/15/2030                           30,000       37,876
                                                             ----------
                                                                148,995

UNITED STATES - 2.97%
Alcoa, Inc.
    6.00% due 01/15/2012                            30,000       32,833
American Electric Power Inc., Series A
    6.125% due 05/15/2006                           60,000       62,902
Anheuser Busch Company, Inc.
    9.00% due 12/01/2009                            25,000       30,801
AOL Time Warner, Inc.
    7.625% due 04/15/2031                           55,000       63,305
AT&T Corp.
    8.00% due 11/15/2031 (b)                        45,000       49,050
AT&T Wireless Services, Inc.
    8.75% due 03/01/2031                            30,000       39,391
Avalonbay Communities, Inc.
    7.50% due 08/01/2009                            15,000       17,128
Avon Products, Inc.
    7.15% due 11/15/2009                            25,000       28,673
Bank of America Corp.
    7.40% due 01/15/2011                           130,000      151,508
Bank One Corp.
    7.875% due 08/01/2010                           35,000       41,311
Boeing Capital Corp.
    6.10% due 03/01/2011 (a)                        50,000       54,763
Bombardier Capital, Inc., MTN
    6.125% due 06/29/2006                           25,000       24,798
Bristol-Myers Squibb Company
    5.75% due 10/01/2011                            30,000       32,171
Burlington Northern Santa Fe Corp.
    7.082% due 05/13/2029                           25,000       28,418
Burlington Resources Finance Company
    6.68% due 02/15/2011                            30,000       33,673
Caterpillar, Inc.
    6.55% due 05/01/2011 (a)                        30,000       33,947
Cendant Corp.
    6.875% due 08/15/2006                           25,000       26,646
Centex Corp.
    9.75% due 06/15/2005                            25,000       26,124
Citigroup, Inc.
    5.00% due 09/15/2014                           171,000      171,213
Citizens Communications Company
    9.25% due 05/15/2011                            15,000       16,500
Comcast Cable Communications
    6.75% due 01/30/2011                           105,000      116,466
Computer Sciences Corp.
    3.50% due 04/15/2008 (a)                        35,000       34,896
Conagra, Inc.
    6.75% due 09/15/2011                            30,000       33,754
Coors Brewing Company
    6.375% due 05/15/2012                           30,000       33,094
Countrywide Funding Corp., MTN
    3.25% due 05/21/2008                            25,000       24,585
Credit Suisse First Boston USA, Inc.
    6.50% due 01/15/2012                            55,000       61,100
DaimlerChrysler North America Holding
    4.05% due 06/04/2008                           135,000      136,210
Devon Financing Corp., ULC
    6.875% due 09/30/2011                           50,000       56,413
Dominion Resources, Inc.
    8.125% due 06/15/2010                           30,000       35,547
Dow Chemical Company
    6.125% due 02/01/2011 (a)                       80,000       87,304
Duke Energy Field Services LLC
    7.875% due 08/16/2010                           35,000       41,194
EOP Operating, LP
    7.00% due 07/15/2011                            25,000       28,085
Erac USA Finance Company
    7.35% due 06/15/2008                            55,000       61,548
Federated Department Stores, Inc.
    6.625% due 04/01/2011                           30,000       33,517
FirstEnergy Corp.
    6.45% due 11/15/2011                            30,000       32,726
Ford Motor Company
    7.45% due 07/16/2031                            25,000       24,513
Ford Motor Credit Company
    5.80% due 01/12/2009                           170,000      176,204
FPL Group Capital, Inc.
    7.625% due 09/15/2006                           50,000       54,212
GATX Capital Corp.
    6.875% due 11/01/2004                           25,000       25,091
General Electric Capital Corp., MTN
    6.75% due 03/15/2032                            50,000       57,545
General Electric Capital Corp., MTN, Series A
    6.00% due 06/15/2012                           275,000      302,129
General Motors Acceptance Corp.
    6.875% due 09/15/2011                           60,000       62,941
    8.00% due 11/01/2031                           110,000      113,849
Goldman Sachs Group, Inc.
    6.875% due 01/15/2011                          110,000      124,223
Harley Davidson Funding Corp.
    3.625% due 12/15/2008                           25,000       24,927
Harrahs Operating, Inc.
    7.50% due 01/15/2009                            30,000       33,563

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT        VALUE
                                          ------------   ------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Household Finance Corp.
    6.75% due 05/15/2011                  $     30,000   $     33,767
ICI Wilmington, Inc.
    4.375% due 12/01/2008                       80,000         80,921
International Lease Finance Corp.
    3.50% due 04/01/2009                        25,000         24,470
International Paper Company
    6.75% due 09/01/2011                        30,000         33,430
J.P. Morgan Chase & Company
    6.75% due 02/01/2011                        80,000         90,005
John Deere Capital Corp.
    7.00% due 03/15/2012                        35,000         40,465
Kohl's Corp.
    6.30% due 03/01/2011                        30,000         33,107
Kraft Foods, Inc.
    5.625% due 11/01/2011                       65,000         68,657
Lockheed Martin Corp.
    8.50% due 12/01/2029                        25,000         33,059
Marathon Oil Corp.
    6.125% due 03/15/2012                       25,000         27,173
McKesson Corp.
    7.75% due 02/01/2012                        25,000         28,428
Midamerican Energy Holdings Company
    5.875% due 10/01/2012                       30,000         31,673
Miller Brewing Company
    5.50% due 08/15/2013                        65,000         67,772
Morgan Stanley
    6.75% due 04/15/2011                       150,000        168,083
Motorola, Inc.
    7.625% due 11/15/2010                       25,000         29,256
Newell Rubbermaid, Inc.
    4.00% due 05/01/2010                        25,000         24,314
News America, Inc.
    7.125% due 04/08/2028                       30,000         33,192
Pacific Gas & Electric Company
    6.05% due 03/01/2034                        30,000         30,534
Pemex Project Funding Master Trust
    8.00% due 11/15/2011                        30,000         33,938
Pepsi Bottling Holdings, Inc.
    5.625% due 02/17/2009                       30,000         32,295
Philip Morris Companies, Inc.
    7.75% due 01/15/2027                        25,000         26,408
Phillips Petroleum Company
    8.75% due 05/25/2010                        50,000         61,522
Pitney Bowes, Inc.
    4.625% due 10/01/2012                       25,000         25,191
PPLCapital Funding, Inc.
    4.33% due 03/01/2009                        30,000         29,644
Progress Energy, Inc.
    7.00% due 10/30/2031                        35,000         38,060
PSEG Power LLC
    7.75% due 04/15/2011                        30,000         34,929
Rio Tinto Finance USA, Ltd.
    2.625% due 09/30/2008                       25,000         24,021
Safeway,  Inc.
    3.80% due 08/15/2005                        25,000         25,224
Sempra Energy
    7.95% due 03/01/2010                        35,000         41,068
Sprint Capital Corp.
    8.375% due 03/15/2012                       25,000         30,278
Telus Corp.
    8.00% due 06/01/2011                        25,000         29,293
The Kroger Company
    7.50% due 04/01/2031                        25,000         29,020
TXU Energy Company LLC
    7.00% due 03/15/2013                        45,000         50,809
Unilever Capital
    7.125% due 11/01/2010                       25,000         28,948
Union Pacific Corp.
    6.70% due 12/01/2006                        40,000         42,839
United Technologies Corp.
    6.10% due 05/15/2012                        35,000         38,591
USA Education, Inc.
    5.625% due 04/10/2007                       60,000         63,150
Valero Energy Corp.
    7.50% due 04/15/2032                        45,000         52,610
Verizon New England,  Inc.
    6.50% due 09/15/2011                        75,000         82,736
Viacom, Inc.
    6.625% due 05/15/2011                       35,000         38,865
Wachovia Bank NA, Series BKNT
    7.80% due 08/18/2010                        35,000         41,226
Wal Mart Stores, Inc.
    6.875% due 08/10/2009                       50,000         56,705
Washington Mutual, Inc.
    5.625% due 01/15/2007                      140,000        147,152
Waste Management, Inc.
    7.375% due 08/01/2010                       35,000         40,400
Wells Fargo Bank NA
    6.45% due 02/01/2011                        35,000         39,245
Weyerhaeuser Company
    7.375% due 03/15/2032                       35,000         40,162
Wyeth
    5.25% due 03/15/2013                        35,000         35,709
Xcel Energy, Inc.
    7.00% due 12/01/2010                        35,000         39,582
                                                         ------------
                                                            4,958,717
                                                         ------------
TOTAL CORPORATE BONDS (Cost $5,360,195)                  $  5,412,036
                                                         ------------

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                 -------------    -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.87%

UNITED STATES - 1.87%
CS First Boston Mortgage Securities Corp.,
   Series 2003-27, Class IXA1
   7.00% due 11/25/2033                          $      79,899    $    83,035
DLJ Commercial Mortgage Corp.,
   Series 1999-CG1, Class A1A
   6.08% due 03/10/2032                                134,503        141,027
DLJ Commercial Mortgage Corp.,
   Series 1999-CG1, Class A1B
   6.46% due 03/10/2032                                345,000        380,342
First Horizon Alternative Mortgage
   Securities, Series 2004-AA3, Class A1
   5.375% due 09/25/2034 (b)                           132,399        135,508
First Union Lehman Brothers Mortgage Trust,
   Series 1997-C2, Class A3
   6.65% due 11/18/2029                                 98,843        106,406
Four Times Square Trust, Series 2000-4TS,
   Class A1
   7.69% due 04/15/2015                                230,187        256,975
GS Mortgage Securities Corp., II, Series
   1998-GLII, Class A1
   6.312% due 04/13/2031                               148,643        156,052
Istar Asset Receivables Trust, Series 2003-1,
   Class A1
   1.89% due 08/28/2022 (b)                             29,608         29,608
J P Morgan Commercial Mortgage Finance Corp.,
   Series 1999-C8, Class A1
   7.325% due 07/15/2031                                91,085         94,781
J P Morgan Commercial Mortgage Finance Corp.,
   Series 1999-C8, Class A2
   7.40% due 07/15/2031                                200,000        226,069
LB Commercial Conduit Mortgage Trust, Series
   1999-C1, Class A1
   6.41% due 06/15/2031                                 81,213         84,939
Mach One 2004 Trust, Series 2004-1A, Class A1
   3.89% due 05/28/2040                                221,642        222,328
Merrill Lynch Mortgage Investors, Inc.,
   Series 2003-D, Class Xa1
   1.00% IO due 08/25/2028 (b)                       1,227,223         18,654
Morgan Stanley Capital , Series 2000, Class A1
   7.42% due 11/15/2036                                116,109        125,985
Morgan Stanley Capital, Series 2000, Class A2
   7.57% due 12/15/2009                                150,000        173,284
Morgan Stanley Mortgage Loan Trust, Series
   2004-4, Class 2A
   6.57% due 09/25/2034 (b)                            225,000        235,830
Nomura Asset Securities Corp., Series
   1995-MD3, Class A1B
   8.15% due 04/04/2027                                116,756        118,804
Nomura Asset Securities Corp., Series
   1996-MD5, Class A4
   8.255% due 04/13/2036 (b)                           250,000        269,946
Structured Asset Securities Corp., Series
   2002-23XS, Class A7
   6.08% due 11/25/2032                                150,000        152,167
Structured Asset Securities Corp., Series
   2004-3AC, Class A1
   4.94% due 03/25/2034 (b)                            108,986        109,989
                                                                  -----------
                                                                    3,121,729
                                                                  -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,160,564)                                                 $ 3,121,729
                                                                  -----------
ASSET BACKED SECURITIES - 0.87%

UNITED KINGDOM - 0.12%
Permanent Financing No 4 PLC, Series 2004,
   Class 2C
   2.582% due 06/10/2042 (b)                           200,000        199,946

UNITED STATES - 0.75%
Americredit Automobile Recreation Trust,
   Series 2001-B, Class A4
   5.37% due 06/12/2008                                 63,606         64,637
California Infrastructure Development, Series
   1997-1, Class A7
   6.42% due 09/25/2008                                 94,692         98,414
Countrywide Asset-Backed Certificates, Series
   2004-SD1, Class A1
   2.18% due 06/25/2033 (b)                             56,423         56,523
First Franklin Mortgage Loan Asset Backed
   Certficates, Series 2004-FFB, Class A1
   4.166% due 06/25/2024                               119,188        119,036
Greenpoint Home Equity Loan Trust, Series
   2004-3, Class A
   1.99% due 02/15/2035 (b)                            237,286        237,211
RAFC Asset Backed Trust, Series 2001-1,
   Class A3
   5.115% due 11/25/2029                                41,779         42,543
Reliant Energy Transport Bond Company, Series
   2001-1, Class A4
   5.63% due 09/15/2015                                125,000        134,816
WFS Financial 2002-2 Owner Trust, Series
   2002-2, Class A4
   4.50% due 02/20/2010                                500,000        509,123
                                                                  -----------
                                                                    1,262,303
                                                                  -----------
TOTAL ASSET BACKED SECURITIES
(Cost $1,464,362)                                                 $ 1,462,249
                                                                  -----------
SUPRANATIONAL OBLIGATIONS - 0.05%

LUXEMBOURG - 0.02%
European Investment Bank
   4.875% due 09/06/2006                                25,000         25,999

UNITED STATES - 0.03%
Intermediate American Development Bank
   5.75% due 02/26/2008                                 25,000         27,012

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                 -------------    ------------
SUPRANATIONAL OBLIGATIONS
(CONTINUED)

UNITED STATES (CONTINUED)
International Bank For Reconstruction &
   Development
   4.375% due 09/28/2006                         $      30,000    $     30,911
                                                                  ------------
                                                                        57,923
                                                                  ------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $89,021)                                                    $     83,922
                                                                  ------------
SHORT TERM INVESTMENTS - 6.46%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  10,802,802    $ 10,802,802
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,802,802)                                                $ 10,802,802
                                                                  ------------
REPURCHASE AGREEMENTS - 4.31%
Repurchase Agreement with State Street           $   7,205,000    $  7,205,000
   Corp. dated 09/30/2004 at 0.65% to
   be repurchased at $7,205,130 on
   10/01/2004, collateralized by
   $5,130,000 U.S. Treasury Bonds, 8.5%
   due 02/15/2020 (valued at
   $7,355,138, including interest).
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,205,000)                                                 $  7,205,000
                                                                  ------------
TOTAL INVESTMENTS (GLOBAL ALLOCATION TRUST)
   (COST $172,825,179) - 108.76%                                  $181,920,066
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.76)%                    (14,654,887)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $167,265,179
                                                                  ============

The Trust had the following top five industry concentrations as of September 30, 2004 (as a percentage of total net assets):

Financial Services                              6.89%
Mutual Funds                                    5.31%
Banking                                         5.27%
Pharmaceuticals                                 4.88%
Electrical Utilities                            3.40%

HIGH YIELD TRUST

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                              ----------   ----------
COMMON STOCKS - 0.78%

AUTO PARTS - 0.30%
Delphi Trust I (a)                               140,000   $3,617,600

INTERNET CONTENT - 0.02%
Globix Corp. * (a)                                83,945      272,821

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.46%
Maxcom Telecomunicaciones SA * (e)               170,850        1,709
Song Networks Holding AB * (a)                   255,233    3,143,565
Telewest Global, Inc. * (a)                      216,164    2,511,826
Viatel Holding, Ltd. *                            11,667        7,000
                                              ----------   ----------
                                                            5,664,100
TELEPHONE - 0.00%
Ventelo *                                         35,092            0
XO Communications, Inc. * (a)                      4,585       14,489
                                                           ----------
TOTAL COMMON STOCKS (Cost $18,958,482)                     $9,569,010
                                                           ----------
PREFERRED STOCKS - 0.45%
BROADCASTING - 0.25%
Paxson Communications Corp. JR Exchangeable
   Preferred PIK (a)                                 371    2,782,500
Paxson Communications Corp. JR Preferred
   Convertible PIK *                                  31      217,308
                                                           ----------
                                                            2,999,808

CELLULAR COMMUNICATIONS - 0.20%
Alamosa Holdings, Inc.                             4,080    2,408,016

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
McLeodUSA, Inc., Class A *                        16,663       41,657
Song Networks Holding AB *                        27,635            0
                                                           ----------
                                                               41,657
                                                           ----------
TOTAL PREFERRED STOCKS (Cost $6,278,434)                   $5,449,481
                                                           ----------

WARRANTS - 0.01%

BROADCASTING - 0.01%
XM Satellite Radio, Inc.
   (Expiration date 03/15/2010; strike
   price $49.50) *                                 1,295       82,880

ELECTRONICS - 0.00%
SW Acquisition
   (Expiration date 04/01/2011; strike
   price $0.01) *                                  1,975       59,250

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Maxcom Telecomunicaciones SA
   (Expiration date 04/01/2007; strike
   price $0.01) * (e)                              1,675          419
McLeodUSA, Inc.
   (Expiration date 04/16/2007; strike
   price $1.354) *                                36,926        3,692
                                                           ----------
                                                                4,111
TELEPHONE - 0.00%
XO Communications, Inc.
   (Expiration date 01/16/2010; strike
   price $6.25) *                                  9,172        7,613

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT         VALUE
                                             -----------    -----------
WARRANTS (CONTINUED)

TELEPHONE (CONTINUED)
XO Communications, Inc. (continued)
   (Expiration date 01/16/2010; strike
   price $7.50) *                                  6,878    $     4,127
   (Expiration date 01/16/2010; strike
   price $10.00) *                                 6,878          2,545
                                                            -----------
                                                                 14,285
                                                            -----------
TOTAL WARRANTS(Cost $ 124,371)                              $   160,526
                                                            -----------

FOREIGN GOVERNMENT OBLIGATIONS - 21.25%

ARGENTINA - 0.37%
Republic of Argentina
   2.438% due 03/31/2023                     $ 3,475,000      1,769,817
   6.00% due 03/31/2023 (Caret)                5,340,000      2,736,750
                                                            -----------
                                                              4,506,567

BRAZIL - 5.49%
Federal Republic of Brazil
   2.063% due 04/15/2009 (b)                   1,307,692      1,235,769
   2.125% due 04/15/2012 (b)                  14,950,644     13,848,782
   7.309% due 06/29/2009 (b)                   1,500,000      1,641,000
   8.00% due 04/15/2014                       18,277,620     18,084,791
   11.00% due 01/11/2012 to 08/17/2040        21,985,000     24,674,335
   12.25% due 03/06/2030                       6,055,000      7,477,925
                                                            -----------
                                                             66,962,602

BULGARIA - 0.19%
Republic of Bulgaria, Series A
   2.75% due 07/28/2012 (b)                    1,280,000      1,273,600
   8.25% due 01/15/2015                          800,000        987,880
                                                            -----------
                                                              2,261,480

COLOMBIA - 1.02%
Republic of Colombia
   8.125% due 05/21/2024                       2,640,000      2,382,600
   9.75% due 04/23/2009                        2,625,000      2,953,125
   10.00% due 01/23/2012                       4,000,000      4,432,000
   10.375% due 01/28/2033                         50,000         54,250
   10.75% due 01/15/2013                       1,075,000      1,231,950
   11.75% due 02/25/2020                       1,150,000      1,405,875
                                                            -----------
                                                             12,459,800

COSTA RICA - 0.01%
Republic of Costa Rica
   6.548% due 03/20/2014                         150,000        134,250

ECUADOR - 0.92%
Republic of Ecuador
   8.00% due 08/15/2030                        3,350,000      2,713,500
   12.00% due 11/15/2012                       8,590,000      8,504,100
                                                            -----------
                                                             11,217,600

EL SALVADOR - 0.07%
Republic of El Salvador
   7.75% due 01/24/2023                          850,000        913,750

MEXICO - 3.87%
Government of Mexico
   5.875% due 01/15/2014                      18,629,000     18,908,435
   6.375% due 01/16/2013                       5,220,000      5,496,660
   6.625% due 03/03/2015                      13,000,000     13,780,000
   7.50% due 04/08/2033                        4,100,000      4,309,100
   8.30% due 08/15/2031                          160,000        182,000
   8.375% due 01/14/2011                       2,810,000      3,294,725
   11.375% due 09/15/2016                        900,000      1,325,250
                                                            -----------
                                                             47,296,170

MOROCCO - 0.55%
Kingdom of Morocco
   2.031% due 01/01/2009 (b)                   6,812,864      6,710,671

PANAMA - 0.28%
Republic of Panama
   2.75% due 07/17/2014 to 07/17/2016 (b)      2,280,181      2,111,710
   8.875% due 09/30/2027                         500,000        525,000
   9.375% due 01/16/2023                         752,000        819,680
                                                            -----------
                                                              3,456,390

PERU - 0.88%
Republic of Peru
   4.50% due 03/07/2017                        3,000,000      2,662,500
   5.00% due 03/07/2017 (b)                    4,488,000      4,061,640
   8.75% due 11/21/2033                        1,600,000      1,588,000
   9.125% due 02/21/2012                       1,533,000      1,716,960
   9.875% due 02/06/2015                         625,000        718,750
                                                            -----------
                                                             10,747,850

PHILIPPINES - 0.95%
Republic of Philippines
   9.375% due 01/18/2017                         275,000        289,094
   9.875% due 01/15/2019                       1,200,000      1,236,000
   10.625% due 03/16/2025                      9,400,000     10,034,500
                                                            -----------
                                                             11,559,594

RUSSIA - 4.26%
Russian Federation
   5% coupon, step up to 7.5% on
     03/31/2007 due 03/31/2030                45,440,000     43,736,000
   11.00% due 07/24/2018                       5,330,000      6,989,229
   12.75% due 06/24/2028                         825,000      1,254,000
                                                            -----------
                                                             51,979,229

SOUTH AFRICA - 0.32%
Republic of South Africa
   6.50% due 06/02/2014                        3,100,000      3,309,250
   9.125% due 05/19/2009                         550,000        651,750
                                                            -----------
                                                              3,961,000

TURKEY - 1.03%
Republic of Turkey
   9.50% due 01/15/2014                          600,000        681,000
   11.00% due 01/14/2013                       5,200,000      6,376,500

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT          VALUE
                                              -----------    ------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

TURKEY (CONTINUED)
Republic of Turkey (continued)
   11.50% due 01/23/2012                      $    875,000   $  1,089,375
   11.75% due 06/15/2010                           475,000        589,000
   11.875% due 01/15/2030                        2,750,000      3,795,000
                                                             ------------
                                                               12,530,875

VENEZUELA - 1.04%
Republic of Venezuela
   3.063% due 03/31/2007 (b)                       428,550        358,066
   5.375% due 08/07/2010                         7,010,000      6,339,045
   6.75% due 03/31/2020                            300,000        293,250
   9.25% due 09/15/2027                          3,275,000      3,227,513
   9.375% due 01/13/2034                           475,000        469,300
   10.75% due 09/19/2013                         1,800,000      2,022,300
                                                             ------------
                                                               12,709,474
                                                             ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $ 248,364,210)                                         $259,407,302
                                                             ------------

CORPORATE BONDS - 71.26%

ADVERTISING - 0.36%
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                        1,425,000      1,727,813
Vertis, Inc.
   9.75% due 04/01/2009                          2,500,000      2,687,500
                                                             ------------
                                                                4,415,313

AEROSPACE - 1.11%
Alliant Techsystems, Inc.
   8.50% due 05/15/2011                          2,750,000      2,997,500
DRS Technologies, Inc.
   6.875% due 11/01/2013                         3,000,000      3,120,000
Sequa Corp.
   9.00% due 08/01/2009                            575,000        632,500
Sequa Corp., Series B
   8.875% due 04/01/2008                         3,750,000      4,068,750
Titan Corp.
   8.00% due 05/15/2011                          2,625,000      2,730,000
                                                             ------------
                                                               13,548,750

AGRICULTURE - 0.17%
Hines Nurseries, Inc.
   10.25% due 10/01/2011                         1,900,000      2,014,000

AIR TRAVEL - 0.22%
Continental Airlines, Inc.
   6.541% due 09/15/2009                         1,740,030      1,500,260
   6.80% due 07/02/2007                          1,364,975      1,177,943
                                                             ------------
                                                                2,678,203

AMUSEMENT & THEME PARKS - 0.17%
Six Flags, Inc.
   9.625% due 06/01/2014 (a)                     2,175,000      2,033,625

APPAREL & TEXTILES - 0.70%
Levi Strauss & Company
   7.00% due 11/01/2006 (a)                      2,775,000      2,775,000
   11.625% due 01/15/2008 (a)                    1,300,000      1,342,250
   12.25% due 12/15/2012 (a)                     3,200,000      3,384,000
Simmons Company
   7.875% due 01/15/2014                         1,000,000      1,040,000
                                                             ------------
                                                                8,541,250

AUTO PARTS - 1.37%
ArvinMeritor, Inc.
   8.75% due 03/01/2012                            865,000        957,987
CSK Auto, Inc.
   7.00% due 01/15/2014 (a)                      4,750,000      4,595,625
Eagle-Picher, Inc.
   9.75% due 09/01/2013                          3,000,000      3,060,000
Keystone Automotive Operations
   9.75% due 11/01/2013                          3,400,000      3,655,000
Tenneco Automotive, Inc.
   11.625% due 10/15/2009 (a)                    1,700,000      1,793,500
TRW Automotive, Inc.
   9.375% due 02/15/2013                         2,302,000      2,630,035
                                                             ------------
                                                               16,692,147

BROADCASTING - 2.64%
Callahan Nordrhein Westfalen
   14.00% due 07/15/2010 (Caret)                 4,800,000        240,000
Charter Communications Holdings
   zero coupon, Step up to 11.75% on
     1/15/2005 due 01/15/2010 (a)                  700,000        565,250
   zero coupon, Step up to 13.50% on
     1/15/2006 due 01/15/2011 (a)                1,900,000      1,358,500
   zero coupon, Step up to 11.75% on
     05/15/2006 due 05/15/2011 (a)               4,525,000      2,805,500
   8.625% due 04/01/2009 (a)                     1,500,000      1,166,250
   10.00% due 04/01/2009                         2,000,000      1,620,000
   10.75% due 10/01/2009                         1,850,000      1,517,000
Charter Communications Holdings LLC
   8.25% due 04/01/2007 (a)                      3,300,000      3,003,000
   10.25% due 01/15/2010                         5,900,000      4,734,750
CSC Holdings, Inc.
   7.25% due 07/15/2008                          3,100,000      3,224,000
   10.50% due 05/15/2016 (a)                       640,000        726,400
CSC Holdings, Inc., Series B
   8.125% due 07/15/2009                           320,000        340,000
Nextmedia Operating, Inc.
   10.75% due 07/01/2011                         3,760,000      4,234,700
Salem Communications Holding Corp.
   9.00% due 07/01/2011                          1,963,000      2,149,485
Spanish Broadcasting Systems Inc.
   9.625% due 11/01/2009                         3,400,000      3,570,000
Young Broadcasting, Inc.
   10.00% due 03/01/2011 (a)                       900,000        927,000
                                                             ------------
                                                               32,181,835

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT           VALUE
                                               -------------    -----------
CORPORATE BONDS (CONTINUED)
BUILDING MATERIALS & CONSTRUCTION - 0.31%
Brand Services, Inc.
   12.00% due 10/15/2012                       $   1,005,000    $ 1,140,675
THL Buildco, Inc.
   8.50% due 09/01/2014                            2,500,000      2,618,750
                                                                -----------
                                                                  3,759,425

BUSINESS SERVICES - 1.59%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                          2,225,000      2,336,250
Cadmus Communications Corp.
   8.375% due 06/15/2014                           2,000,000      2,155,000
Conveo Corp.
   7.875% due 12/01/2013                           4,575,000      4,460,625
Encompass Services Corp.
   10.50% due 05/01/2009 (Caret) (a)               1,300,000            130
Interep National Radio Sales, Inc., Series B,
   Class A
   10.00% due 07/01/2008 (a)                       2,878,000      2,252,035
Invensys PLC
   9.875% due 03/15/2011 (a)                       3,525,000      3,613,125
Iron Mountain, Inc.
   6.625% due 01/01/2016                              50,000         48,750
   7.75% due 01/15/2015                            1,821,000      1,930,260
   8.625% due 04/01/2013                           2,135,000      2,316,475
URS Corp.
   12.25% due 05/01/2009 (a)                         310,000        330,150
                                                                -----------
                                                                 19,442,800

CABLE AND TELEVISION - 2.49%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                           4,325,000      4,097,937
Avalon Cable LLC
   11.875% due 12/01/2008                            381,277        399,388
Cablevision Systems Corp.
   6.669% due 04/01/2009 (b)                       2,750,000      2,860,000
   8.00% due 04/15/2012 (a)                        1,775,000      1,854,875
Directv Holdings LLC
   8.375% due 03/15/2013                           3,670,000      4,174,625
Echostar DBS Corp.
   6.625% due 10/01/2014                           9,300,000      9,241,875
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                            3,330,000      3,629,700
Mediacom Broadband LLC
   11.00% due 07/15/2013 (a)                       2,750,000      2,928,750
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013 (a)                        1,000,000        962,500
Renaissance Media Group, LLC
   10.00% due 04/15/2008                             285,000        293,550
                                                                -----------
                                                                 30,443,200

CELLULAR COMMUNICATIONS - 3.68%
Alamosa Delaware, Inc.
   zero coupon, Step up to 12.00% on
    07/31/2005 due 07/31/2009                      1,256,000      1,293,680
   11.00% due 07/31/2010                           1,625,000      1,840,312
American Tower Corp.
   7.25% due 12/01/2011                              500,000        520,000
   9.375% due 02/01/2009                           1,185,000      1,256,100
Crown Castle International Corp.
   7.50% due 12/01/2013                            1,150,000      1,204,625
   7.50% due 12/01/2013 (a)                        1,675,000      1,754,563
   9.375% due 08/01/2011                           5,075,000      5,836,250
Nextel Communications, Inc.
   7.375% due 08/01/2015                          12,600,000     13,545,000
   9.50% due 02/01/2011                              208,571        236,728
SBA Communications Corp.
   10.25% due 02/01/2009 (a)                       4,695,000      5,023,650
SBA Telecommunication / SBA Communications
   Corp.
   zero coupon, Step up to 9.75 % on
     12/15/2007 due 12/15/2011                     2,550,000      2,065,500
UbiquiTel Operating Company
   zero coupon, Step up to 14.00% on
     04/15/2005 due 04/15/2010 (a)                 2,450,000      2,578,625
   9.875% due 03/01/2011                           1,500,000      1,561,875
   9.875% due 03/01/2011 (a)                       2,025,000      2,108,531
US Unwired, Inc., Series B
   10.00% due 06/15/2012                           4,000,000      4,150,000
                                                                -----------
                                                                 44,975,439

CHEMICALS - 4.95%
Acetex Corp.
   10.875% due 08/01/2009                          4,840,000      5,324,000
Equistar Chemicals LP
   10.125% due 09/01/2008                          2,800,000      3,157,000
   10.625% due 05/01/2011                          1,260,000      1,436,400
Ethyl Corp.
   8.875% due 05/01/2010                           3,950,000      4,266,000
FMC Corp.
   7.75% due 07/01/2011                              500,000        530,000
   10.25% due 11/01/2009                           2,150,000      2,510,125
Hercules Inc.
   6.75% due 10/15/2029                            2,750,000      2,805,000
Huntsman Advanced Materials LLC
   11.00% due 07/15/2010                           2,975,000      3,451,000
Huntsman ICI Chemicals
   10.125% due 07/01/2009 (a)                      4,220,000      4,431,000
   10.125% due 07/01/2009                      EUR 1,200,000      1,550,449
Huntsman International LLC
   9.875% due 03/01/2009                       $     415,000        457,538
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011                           1,235,000      1,377,025
ISP Holdings, Inc., Series B
   10.625% due 12/15/2009                          4,195,000      4,614,500
Lyondell Chemical Company
   9.50% due 12/15/2008                            1,600,000      1,746,000

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          ----------    -----------
CORPORATE BONDS (CONTINUED)
CHEMICALS (CONTINUED)
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                  $1,700,000    $ 1,850,875
Lyondell Chemical Company, Series B
   9.875% due 05/01/2007 (a)               1,400,000      1,478,750
Methanex Corp.
   8.75% due 08/15/2012 (a)                2,250,000      2,587,500
Millennium America, Inc.
   7.00% due 11/15/2006                      890,000        923,375
   9.25% due 06/15/2008 (a)                1,820,000      2,006,550
Nalco Company
   8.875% due 11/15/2013 (a)               4,075,000      4,380,625
OM Group, Inc.
   9.25% due 12/15/2011                      800,000        834,000
Pliant Corp.
   13.00% due 06/01/2010 (a)                 785,000        675,100
Rhodia SA
   7.625% due 06/01/2010 (a)               2,950,000      2,750,875
   8.875% due 06/01/2011 (a)               2,100,000      1,827,000
   10.25% due 06/01/2010 (a)                 550,000        569,250
Westlake Chemical Corp.
   8.75% due 07/15/2011                    2,584,000      2,900,540
                                                        -----------
                                                         60,440,477

COMPUTERS & BUSINESS EQUIPMENT - 0.32%
Seagate Technology Holdings
   8.00% due 05/15/2009 (a)                3,650,000      3,887,250

CONSTRUCTION MATERIALS - 0.53%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
   03/1/2009 due 03/01/2014                7,000,000      5,092,500
Atrium Companies, Inc.
   10.50% due 05/01/2009                   1,350,000      1,417,500
                                                        -----------
                                                          6,510,000

CONTAINERS & GLASS - 2.79%
Anchor Glass Container Corp.
   11.00% due 02/15/2013                   3,700,000      4,218,000
Owens Brockway Glass Container
   8.75% due 11/15/2012                      935,000      1,037,850
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008 (a)                1,025,000      1,057,031
Owens-Illinois, Inc., Series 2010
   7.50% due 05/15/2010                    3,910,000      3,997,975
Plastipak Holdings, Inc.
   10.75% due 09/01/2011                   5,795,000      6,461,425
Pliant Corp.
   13.00% due 06/01/2010                   1,760,000      1,513,600
Radnor Holdings, Inc.
   8.82% due 04/15/2009 (b)                1,500,000      1,500,000
   11.00% due 03/15/2010                   2,750,000      2,310,000
Stone Container Corp.
   8.375% due 07/01/2012                   3,400,000      3,748,500
   9.75% due 02/01/2011                    2,825,000      3,128,688
Tekni Plex, Inc., Series B
   12.75% due 06/15/2010 (a)               3,116,000      2,601,860
Tekni-Plex, Inc.
   8.75% due 11/15/2013                    2,625,000      2,493,750
                                                        -----------
                                                         34,068,679

COSMETICS & TOILETRIES - 0.53%
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                   2,680,000      3,035,100
Playtex Products, Inc.
   9.375% due 06/01/2011 (a)               3,400,000      3,485,000
                                                        -----------
                                                          6,520,100

CRUDE PETROLEUM & NATURAL GAS - 0.56%
Chesapeake Energy Corp.
   6.875% due 01/15/2016 (a)               6,534,000      6,828,030
   8.125% due 04/01/2011                         571            625
                                                        -----------
                                                          6,828,655

DOMESTIC OIL - 1.41%
Key Energy Services, Inc.
   8.375% due 03/01/2008                   4,225,000      4,457,375
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                    3,289,000      3,716,570
Stone Energy Corp.
   8.25% due 12/15/2011                    4,125,000      4,444,688
Swift Energy Company
   9.375% due 05/01/2012                   4,100,000      4,592,000
                                                        -----------
                                                         17,210,633

DRUGS & HEALTH CARE - 0.78%
aaiPharma, Inc.
   zero coupon, step up to 11.50% on
   03/31/2005 due 04/01/2010 (a)           2,550,000      1,644,750
General Nutrition Centers, Inc.
   8.50% due 12/01/2010                    3,500,000      3,578,750
WH Holdings/WH Capital Corp.
   9.50% due 04/01/2011                    4,000,000      4,330,000
                                                        -----------
                                                          9,553,500

ELECTRICAL EQUIPMENT - 0.56%
BRL Universal Equipment
   8.875% due 02/15/2008                   3,660,000      3,897,900
Wesco Distribution, Inc.
   9.125% due 06/01/2008                   2,850,000      2,939,062
                                                        -----------
                                                          6,836,962

ELECTRICAL UTILITIES - 4.12%
AES Corp.
   7.75% due 03/01/2014                    3,375,000      3,484,688
   8.875% due 02/15/2011 (a)                 340,000        378,250
   9.375% due 09/15/2010 (a)               3,420,000      3,851,775
   9.50% due 06/01/2009                    1,175,000      1,313,062
Allegheny Energy Supply Company
   10.25% due 11/15/2007                   3,375,000      3,864,375

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT           VALUE
                                       -------------    -----------
CORPORATE BONDS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Calpine Corp.
   8.50% due 05/01/2008 to
     07/15/2010 (a)                    $  10,265,000    $ 7,521,600
   8.75% due 07/15/2013 (a)                1,100,000        830,500
Calpine Generating Company LLC
   11.169% due 04/01/2011 (a)(b)           2,175,000      1,957,500
Edison Mission Energy
   7.73% due 06/15/2009                    1,200,000      1,260,000
   9.875% due 04/15/2011                   2,400,000      2,796,000
   10.00% due 08/15/2008                   4,600,000      5,382,000
Mirant Americas Generation LLC
   8.30% due 05/01/2011 (Caret) (a)        8,400,000      7,392,000
   8.50% due 10/01/2021 (Caret) (a)        2,275,000      1,990,625
Reliant Resources, Inc.
   9.25% due 07/15/2010                    4,500,000      4,831,875
   9.50% due 07/15/2013                    3,200,000      3,476,000
                                                        -----------
                                                         50,330,250

ELECTRONICS - 0.19%
Muzak LLC/Muzak Finance Corp.
   9.875% due 03/15/2009 (a)               3,120,000      2,293,200

ENERGY - 0.71%
NRG Energy, Inc.
   8.00% due 12/15/2013                    8,100,000      8,677,125

FINANCIAL SERVICES - 2.45%
Aries Vermogensverwaltungs
   9.60% due 10/25/2014                    2,875,000      3,227,187
BCP Caylux Holdings Luxembourg SCA
   9.625% due 06/15/2014                   4,400,000      4,752,000
Borden U.S. Finance Corp./Nova Scotia
Finance ULC
   9.00% due 07/15/2014                    1,650,000      1,732,500
Global Cash Access LLC/Global Cash
Finance Corp.
   8.75% due 03/15/2012                    4,125,000      4,372,500
JSG Funding PLC
   9.625% due 10/01/2012                      60,000         67,800
   10.125% due 10/01/2012              EUR 2,675,000      3,716,962
Nexstar Finance Holdings LLC
   zero coupon, step up to 11.375% on
     04/01/2008 due
     04/01/2013 (a)****
                                       $   2,525,000      1,934,781
Nexstar Finance, Inc.
   7.00% due 01/15/2014 (a)                1,700,000      1,674,500
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                   1,400,000      1,666,000
Riddell Bell Holdings, Inc.
   8.375% due 10/01/2012                   3,050,000      3,099,563
Ucar Finance, Inc.
   10.25% due 02/15/2012 (a)               3,180,000      3,641,100
                                                        -----------
                                                         29,884,893

FOOD & BEVERAGES - 1.58%
Ahold Finance USA, Inc.
   8.25% due 07/15/2010                    1,800,000      2,029,500
Ahold Lease
   8.62% due 01/02/2025                    1,500,000      1,601,250
Del Monte Corp.
   8.625% due 12/15/2012                     600,000        667,500
Delaware Monte Corp., Series B
   9.25% due 05/15/2011                    1,775,000      1,952,500
Doane Pet Care Company
   9.75% due 05/15/2007 (a)                4,650,000      4,452,375
   10.75% due 03/01/2010 (a)                 975,000      1,040,812
Dole Food, Inc.
   8.75% due 07/15/2013                    1,000,000      1,106,250
Nash Finch Company, Series B
   8.50% due 05/01/2008 (a)                1,250,000      1,285,938
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                    4,700,000      4,429,750
Swift & Company
   10.125% due 10/01/2009                    700,000        768,250
                                                        -----------
                                                         19,334,125

FOREST PRODUCTS - 0.74%
Ainsworth Lumber Company, Ltd.
   7.25% due 10/01/2012                    2,075,000      2,095,750
Tembec Industries, Inc.
   7.75% due 03/15/2012                    1,270,000      1,276,350
   8.50% due 02/01/2011 (a)                2,045,000      2,137,025
   8.625% due 06/30/2009 (a)               3,450,000      3,536,250
                                                        -----------
                                                          9,045,375

FURNITURE & FIXTURES - 0.40%
Norcraft Company LP
   9.00% due 11/01/2011                    4,425,000      4,823,250

GAS & PIPELINE UTILITIES - 2.97%
Dynegy Holdings, Inc.
   6.875% due 04/01/2011 (a)               3,260,000      3,105,150
   7.625% due 10/15/2026                     600,000        519,000
   8.75% due 02/15/2012 (a)                1,200,000      1,248,000
   9.875% due 07/15/2010 (a)               1,925,000      2,175,250
El Paso Corp.
   7.75% due 01/15/2032 (a)                4,000,000      3,490,000
   7.80% due 08/01/2031                    5,200,000      4,563,000
   7.875% due 06/15/2012 (a)               4,575,000      4,540,687
GulfTerra Energy Partners LP
   8.50% due 06/01/2010                      561,000        652,864
   10.625% due 12/01/2012                  2,147,000      2,694,485
Northwest Pipeline Corp.
   8.125% due 03/01/2010                     535,000        599,869
Southern Natural Gas Company
   8.875% due 03/15/2010 (a)               1,180,000      1,327,500
Transcontinental Gas Pipe Line Corp.
   8.875% due 07/15/2012                     935,000      1,137,194

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Williams Companies, Inc.
   7.625% due 07/15/2019                              $   700,000   $   766,500
   7.875% due 09/01/2021                                2,750,000     3,052,500
   8.75% due 03/15/2032                                 5,750,000     6,425,625
                                                                    -----------
                                                                     36,297,624

HEALTHCARE PRODUCTS - 0.96%
Dade Behring Holdings, Inc.
   11.91% due 10/03/2010                                1,855,287     2,110,389
Icon Health & Fitness
   11.25% due 04/01/2012                                1,500,000     1,605,000
Medex, Inc.
   8.875% due 05/15/2013                                2,000,000     2,180,000
Medical Device Manufacturing, Inc.
   10.00% due 07/15/2012                                1,500,000     1,590,000
VWR International, Inc.
   8.00% due 04/15/2014                                 4,000,000     4,230,000
                                                                    -----------
                                                                     11,715,389

HEALTHCARE SERVICES - 0.88%
Ameripath, Inc.
   10.50% due 04/01/2013                                4,100,000     4,182,000
Extendicare Health Services, Inc.
   9.50% due 07/01/2010                                 2,000,000     2,245,000
Insight Health Services Corp.
   9.875% due 11/01/2011 (a)                            1,500,000     1,500,000
Omega Healthcare Investors, Inc.
   7.00% due 04/01/2014                                 2,825,000     2,867,375
                                                                    -----------
                                                                     10,794,375

HOMEBUILDERS - 0.27%
Schuler Homes, Inc.
   9.375% due 07/15/2009                                2,850,000     3,120,750
   10.50% due 07/15/2011 (a)                              150,000       172,500
                                                                    -----------
                                                                      3,293,250

HOTELS & RESTAURANTS - 4.37%
Boyd Gaming, Corp.
   6.75% due 04/15/2014                                 4,250,000     4,324,375
Buffets, Inc.
   11.25% due 07/15/2010                                3,500,000     3,710,000
Chumash Casino & Resort Enterprise
   9.00% due 07/15/2010                                 2,750,000     3,052,500
Hilton Hotels Corp.
   7.95% due 04/15/2007 (a)                             2,910,000     3,211,913
HMH Properties Inc., Series B
   7.875% due 08/01/2008                                    2,000         2,057
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010                                1,650,000     1,889,250
Kerzner International
   8.875% due 08/15/2011                                4,025,000     4,412,406
Meristar Hospitality Corp., REIT
   9.00% due 01/15/2008 (a)                             1,075,000     1,123,375
MGM Mirage, Inc.
   6.75% due 09/01/2012                                 4,875,000     5,045,625
   8.375% due 02/01/2011 (a)                            3,575,000     3,945,906
Park Place Entertainment Corp.
   7.875% due 03/15/2010 (a)                            3,035,000     3,429,550
   9.375% due 02/15/2007                                2,175,000     2,425,125
Prime Hospitality Corp., Series B
   8.375% due 05/01/2012                                2,190,000     2,480,175
Sbarro, Inc.
   11.00% due 09/15/2009 (a)                            3,500,000     3,272,500
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007                                1,010,000     1,088,275
   7.875% due 05/01/2012                                4,675,000     5,288,594
Venetian Casino Resort LLC
   11.00% due 06/15/2010                                2,505,000     2,899,538
Vicorp Restaurants, Inc.
   10.50% due 04/15/2011                                1,750,000     1,741,250
                                                                    -----------
                                                                     53,342,414

HOUSEHOLD APPLIANCES - 0.25%
Applica, Inc.
   10.00% due 07/31/2008 (a)                            3,050,000     2,989,000

HOUSEHOLD PRODUCTS - 0.84%
Resolution Performance Products, Inc.
   9.50% due 04/15/2010                                   925,000       955,063
   13.50% due 11/15/2010 (a)                            3,900,000     3,783,000
Sealy Mattress Company
   8.25% due 06/15/2014                                 5,500,000     5,555,000
                                                                    -----------
                                                                     10,293,063

INDUSTRIAL MACHINERY - 0.50%
Case New Holland, Inc.
   9.25% due 08/01/2011                                 4,050,000     4,536,000
NMHG Holding Company
   10.00% due 05/15/2009                                1,425,000     1,567,500
                                                                    -----------
                                                                      6,103,500

INDUSTRIALS - 0.45%
NGC Corp.
   7.125% due 05/15/2018 (a)                            6,300,000     5,512,500

INTERNATIONAL OIL - 0.48%
Petronas Capital, Ltd.
   7.875% due 05/22/2022                                1,075,000     1,282,894
Vintage Petroleum, Inc.
   7.875% due 05/15/2011 (a)                            4,290,000     4,590,300
                                                                    -----------
                                                                      5,873,194

INTERNET CONTENT - 0.02%
PSINet, Inc.
   11.00% due 08/01/2009 +                              1,172,026        73,252
PSINet, Inc., Series B
   10.00% due 02/15/2005 +                              2,995,550       187,222
                                                                    -----------
                                                                        260,474

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
CORPORATE BONDS (CONTINUED)

LEISURE TIME - 2.52%
Alliance Atlantis Communicatons, Inc.
   13.00% due 12/15/2009                              $ 3,320,000   $ 3,589,750
Argosy Gaming Company
   7.00% due 01/15/2014                                 3,000,000     3,093,750
Cinemark Inc.
   zero coupon, Step up to 9.75% on
     03/15/2009 due 03/15/2014                          6,550,000     4,503,125
Herbst Gaming, Inc.
   8.125% due 06/01/2012                                4,500,000     4,612,500
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                                 4,975,000     4,999,875
Loews Cineplex Entertainment Corp.
   9.00% due 08/01/2014                                   425,000       438,812
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                 2,050,000     2,055,125
   8.75% due 10/01/2013 (a)                             2,525,000     2,588,125
Seneca Gaming Corp.
   7.25% due 05/01/2012                                 1,500,000     1,548,750
Six Flags, Inc.
   9.75% due 04/15/2013 (a)                               500,000       472,500
Station Casinos, Inc.
   6.875% due 03/01/2016                                2,800,000     2,877,000
                                                                    -----------
                                                                     30,779,312

MANUFACTURING - 0.98%
Appleton Papers Inc.
   8.125% due 06/15/2011                                1,500,000     1,545,000
Blount, Inc.
   8.875% due 08/01/2012                                1,975,000     2,098,437
Koppers, Inc.
   9.875% due 10/15/2013                                2,275,000     2,513,875
Park-Ohio Industries, Inc.
   9.25% due 12/01/2007                                 1,300,000     1,319,500
Trinity Industries, Inc.
   6.50% due 03/15/2014                                 4,500,000     4,432,500
                                                                    -----------
                                                                     11,909,312

MEDICAL-HOSPITALS - 1.95%
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                 1,600,000     1,744,000
HCA, Inc.
   8.75% due 09/01/2010 (a)                             3,440,000     4,032,320
Iasis Healthcare LLC
   8.75% due 06/15/2014                                 6,330,000     6,630,675
Psychiatric Solutions Inc.
   10.625% due 06/15/2013                               3,000,000     3,390,000
Tenet Healthcare Corp.
   6.50% due 06/01/2012                                 4,640,000     4,152,800
   7.375% due 02/01/2013 (a)                            3,975,000     3,736,500
   9.875% due 07/01/2014                                  125,000       130,625
                                                                    -----------
                                                                     23,816,920

METAL & METAL PRODUCTS - 0.72%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                               3,900,000     4,290,000
Mueller Group, Inc.
   10.00% due 05/01/2012                                1,850,000     1,998,000
   11.00% due 11/01/2011 (b)                              900,000       927,000
Mueller Holdings, Inc.
   zero coupon, step up to 14.75% on
     04/15/2009 due 04/15/2014                          2,425,000     1,558,063
                                                                    -----------
                                                                      8,773,063

MINING - 0.34%
Compass Minerals Group, Inc.
   10.00% due 08/15/2011                                3,750,000     4,200,000

OFFICE FURNISHINGS & SUPPLIES - 0.38%
Interface, Inc.
   9.50% due 02/01/2014                                 1,550,000     1,604,250
   10.375% due 02/01/2010                               2,700,000     3,064,500
                                                                    -----------
                                                                      4,668,750

PAPER - 2.65%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010                                 1,750,000     1,876,875
   8.85% due 08/01/2030 (a)                             4,400,000     4,356,000
Appleton Papers, Inc.
   9.75% due 06/15/2014                                 2,625,000     2,703,750
Bowater, Inc.
   6.50% due 06/15/2013 (a)                             2,700,000     2,619,807
   9.50% due 10/15/2012                                 1,275,000     1,438,228
Buckeye Technologies, Inc.
   9.25% due 09/15/2008 (a)                             4,350,000     4,350,000
Georgia Pacific Corp.
   8.875% due 02/01/2010                                6,200,000     7,254,000
Newark Group, Inc.
   9.75% due 03/15/2014                                 2,000,000     2,060,000
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                                3,000,000     3,135,000
   8.625% due 06/15/2011                                  625,000       678,125
Smurfit-Stone Container
   8.25% due 10/01/2012                                 1,650,000     1,819,125
                                                                    -----------
                                                                     32,290,910

PETROLEUM SERVICES - 0.26%
Hanover Compressor Company
   9.00% due 06/01/2014                                   925,000     1,015,188
   11.00% due 03/31/2007 (a)                            2,550,000     2,154,750
                                                                    -----------
                                                                      3,169,938

PHARMACEUTICALS - 0.60%
Athena Neurosciences, Inc.
   7.25% due 02/21/2008                                 3,875,000     3,923,437
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                                 3,400,000     3,442,500
                                                                    -----------
                                                                      7,365,937

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
CORPORATE BONDS (CONTINUED)

PLASTICS - 0.38%
Berry Plastics Corp.
   10.75% due 07/15/2012                              $ 4,050,000   $ 4,576,500

PUBLISHING - 1.36%
Dex Media East LLC
   12.125% due 11/15/2012                               1,056,000     1,314,720
Dex Media West LLC
   8.50% due 08/15/2010                                   150,000       170,250
   9.875% due 08/15/2013                                1,416,000     1,663,800
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
     11/15/2008 due 11/15/2013                          3,000,000     2,197,500
   zero coupon, step up to 9.00% on
     11/15/2008 due 11/15/2013                          5,250,000     3,845,625
Hollinger Participation Trust
   12.125% due 11/15/2010                               4,003,454     4,573,946
Houghton Mifflin Company
   zero coupon, step up to 11.50% on
     10/15/2008 due 10/15/2013 (a)                      2,250,000     1,361,250
PEI Holdings, Inc.
   11.00% due 03/15/2010                                  769,000       893,001
Yell Finance BV
   10.75% due 08/01/2011 (a)                              488,000       566,080
                                                                    -----------
                                                                     16,586,172

REAL ESTATE - 1.18%
CB Richard Ellis Services, Inc.
   11.25% due 06/15/2011                                2,875,000     3,356,562
Felcor Lodging LP, REIT
   8.50% due 06/01/2011                                 1,400,000     1,540,000
   9.50% due 09/15/2008                                   350,000       367,500
Host Marriott LP, REIT
   7.125% due 11/01/2013                                4,200,000     4,410,000
   9.50% due 01/15/2007 (a)                             1,050,000     1,162,875
Meristar Hospitality Corp., REIT
   9.125% due 01/15/2011 (a)                              825,000       864,188
Meristar Hospitality Operating Partnership
   LP, REIT
   10.50% due 06/15/2009                                2,500,000     2,737,500
                                                                    -----------
                                                                     14,438,625

RETAIL TRADE - 2.25%
Cole National Group, Inc.
   8.625% due 08/15/2007                                1,625,000     1,653,437
   8.875% due 05/15/2012                                  500,000       566,250
Eye Care Centers of America, Inc.
   9.125% due 05/01/2008                                3,525,000     3,525,000
Finlay Fine Jewelry Corp.
   8.375% due 06/01/2012                                4,525,000     4,864,375
Home Interiors & Gifts, Inc.
   10.125% due 06/01/2008 (a)                           4,025,000     3,481,625
Jean Coutu Group PJC, Inc.
   8.50% due 08/01/2014                                 2,625,000     2,605,313
Jo-Ann Stores, Inc.
   7.50% due 03/01/2012                                 4,200,000     4,389,000
Petco Animal Supplies, Inc.
   10.75% due 11/01/2011                                  625,000       725,000
Rite Aid Corp.
   6.875% due 08/15/2013 (a)                            1,480,000     1,295,000
   11.25% due 07/01/2008 (a)                            2,700,000     2,936,250
Saks, Inc.
   7.00% due 12/01/2013                                   166,000       169,320
   9.875% due 10/01/2011                                1,050,000     1,249,500
                                                                    -----------
                                                                     27,460,070

SANITARY SERVICES - 0.67%
Allied Waste North America, Inc.
   7.875% due 04/15/2013                                1,870,000     1,972,850
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014 (a)                              850,000       818,125
   8.875% due 04/01/2008                                4,925,000     5,343,625
                                                                    -----------
                                                                      8,134,600

SEMICONDUCTORS - 0.30%
Amkor Technology, Inc.
   7.125% due 03/15/2011 (a)                            1,625,000     1,332,500
   10.50% due 05/01/2009 (a)                            2,750,000     2,337,500
                                                                    -----------
                                                                      3,670,000

STEEL - 0.70%
AK Steel Corp.
   7.875% due 02/15/2009 (a)                            3,600,000     3,573,000
Ispat Inland ULC
   9.75% due 04/01/2014                                 4,400,000     4,851,000
National Steel Corp., Series D
   9.875% due 03/01/2009 +                              1,492,232        74,612
Republic Technology/ Republic International
   Capital
   13.75% due 07/15/2009 +                              1,315,000        13,150
                                                                    -----------
                                                                      8,511,762

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.83%
American Tower Corp.
   7.50% due 05/01/2012 (a)                             7,000,000     7,140,000
Centennial Cellular Operating Company, LLC
   10.75% due 12/15/2008 (a)                              832,000       865,280
Insight Midwest LP
   9.75% due 10/01/2009 (a)                             1,825,000     1,907,125
Insight Midwest LP/ Insight Capital, Inc.
   10.50% due 11/01/2010                                1,425,000     1,560,375
IPCS Escrow Company
   11.50% due 05/01/2012                                2,000,000     2,100,000
Lucent Technologies, Inc.
   6.45% due 03/15/2029 (a)                            11,750,000     9,517,500
Nortel Networks, Ltd.
   6.125% due 02/15/2006 (a)                            4,425,000     4,513,500

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                   -----------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
PanAmSat Corp.
   9.00% due 08/15/2014                            $ 2,125,000   $    2,210,000
Spectrasite, Inc.
   8.25% due 05/15/2010                              4,455,000        4,789,125
                                                                 --------------
                                                                     34,602,905

TELEPHONE - 1.65%
NTL Cable PLC
   8.75% due 04/15/2014 (a)                          1,950,000        2,110,875
Qwest Services Corp.
   13.50% due 12/15/2010                             5,900,000        6,888,250
   14.00% due 12/15/2014                             9,250,000       11,192,500
Rhythms NetConnections, Inc., Series B
   13.50% due 05/15/2008 +                           4,499,132              450
   14.00% due 02/15/2010 +                           2,204,738              220
                                                                 --------------
                                                                     20,192,295

TRANSPORTATION - 0.12%
OMI Corp.
   7.625% due 12/01/2013                             1,400,000        1,436,750
                                                   -----------   --------------
TOTAL CORPORATE BONDS (Cost $842,906,648)                        $  870,029,065
                                                                 --------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.24%
CA FM Lease Trust
   8.50% due 07/15/2017                              2,455,266        2,877,842
                                                   -----------   --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,609,656)                                                $    2,877,842
                                                                 --------------
SHORT TERM INVESTMENTS - 17.77%
State Street Navigator Securities
   Lending Prime Portfolio (c)                     $216,902,071  $  216,902,071
                                                   -----------   --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $216,902,071)                                              $  216,902,071
                                                                 --------------

REPURCHASE AGREEMENTS - 4.81%
Repurchase Agreement with UBS and State            $58,772,000   $   58,772,000
   Street Corp. (Tri-Party) dated
   09/30/2004 at 1.73% to be
   repurchased at $58,774,824 on
   10/01/2004, collateralized by
   $50,000,000 U.S. Treasury Bonds, 10%
   due 05/15/2010 (valued at
   $54,312,500, including interest) and
   $5,342,000 U.S. Treasury Bonds,
   5.25% due 11/15/2028 (valued at
   $5,635,810, including interest).

                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $58,772,000)                                               $   58,772,000
                                                                 --------------
TOTAL INVESTMENTS (HIGH YIELD TRUST)
   (COST $1,394,915,873) - 116.57%                               $1,423,167,297

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.57)%                   (202,306,965)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,220,860,332
                                                                 ==============

STRATEGIC BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
COMMON STOCKS - 0.39%

BROADCASTING - 0.08%
UnitedGlobalCom, Inc., Class A (a)                         90,187   $   673,697

BUSINESS SERVICES - 0.01%
ContinentalAFA Dispensing Company *                        25,862        37,500

COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Axiohm Transaction Solutions *                              8,111            81

FINANCIAL SERVICES - 0.00%
Contifinancial Corp. Liquidating Trust (a)              1,451,718        29,035

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.30%
NTL, Inc. (a)                                              21,970     1,363,678
Spectrasite, Inc. * (a)                                    16,797       781,060
Telewest Global, Inc. * (a)                                25,787       299,645
                                                                    -----------
                                                                      2,444,383
                                                                    -----------
TOTAL COMMON STOCKS (Cost $4,490,364)                               $ 3,184,696
                                                                    -----------

PREFERRED STOCKS - 0.07%

CELLULAR COMMUNICATIONS - 0.07%
Alamosa Holdings, Inc.                                        975       575,445

ELECTRICAL UTILITIES - 0.00%
TCR Holdings, Class B *                                     3,003             3
TCR Holdings, Class C *                                     1,652             2
TCR Holdings, Class D *                                     4,355             4
TCR Holdings, Class E *                                     9,009             9
                                                                    -----------
                                                                             18
                                                                    -----------
TOTAL PREFERRED STOCKS (Cost $1,071)                                $   575,463
                                                                    -----------

WARRANTS - 0.02%

CELLULAR COMMUNICATIONS - 0.02%
American Tower Escrow Corp. *                                 650       122,200

GOVERNMENT OF MEXICO - 0.00%
Mexican Value Recovery Right, Series C *                1,000,000           800
Mexican Value Recovery Right, Series D *                1,000,000           800
Mexican Value Recovery Right, Series E *                1,000,000           600
                                                                    -----------
                                                                          2,200

REPUBLIC OF VENEZUELA - 0.00%
Republic of Venezuela
   (Expiration date 04/15/2020; strike
    price $26.00) *                                        10,000             0

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
WARRANTS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Leap Wireless International, Inc.
   (Expiration date 04/15/2010; strike
   price $96.80) *                                            370   $          4
                                                      -----------   ------------
TOTAL WARRANTS (Cost $47,311)                                       $    124,404
                                                                    ------------

U.S. TREASURY OBLIGATIONS - 13.19%

U.S. TREASURY BONDS - 1.80%
   5.25% due 11/15/2028 to
     02/15/2029 ***                                   $ 8,250,000      8,583,819
   5.50% due 08/15/2028 ***                             3,500,000      3,762,363
   6.125% due 08/15/2029 ***                            2,000,000      2,330,860
                                                                    ------------
                                                                      14,677,042

U.S. TREASURY NOTES - 11.39%
   3.125% due 04/15/2009 (a)                           73,000,000     72,506,666
   4.00% due 02/15/2014 (a)                            18,100,000     17,960,015
   5.875% due 11/15/2004 ***                            2,500,000      2,512,792
                                                                    ------------
                                                                      92,979,473
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $104,371,659)                                                 $107,656,515
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.05%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 3.17%
   5.00% TBA **                                        26,000,000     25,740,000
   8.00% due 05/01/2010                                    52,664         56,636
   8.50% due 05/01/2008                                    47,556         50,952
                                                                    ------------
                                                                      25,847,588

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 20.86%
   4.50% TBA **                                         7,000,000      6,739,684
   5.00% TBA **                                        59,000,000     58,373,125
   5.50% TBA **                                        63,000,000     63,826,875
   6.00% TBA **                                        20,000,000     20,681,240
   6.50% due 10/01/2032                                 4,314,323      4,528,602
   7.00% TBA **                                        14,000,000     14,840,000
   7.50% due 07/01/2030 to 02/01/2031                     323,515        346,749
   8.00% due 07/01/2027 to 08/01/2027                     444,422        486,873
   8.80% due 01/25/2019                                   251,587        276,106
   10.40% due 04/25/2019                                   93,937        102,778
                                                                    ------------
                                                                     170,202,032

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.02%
   7.50% due 04/15/2022 to 02/15/2028                     154,583        166,784
                                                      -----------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $195,810,602)                                                 $196,216,404
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 25.22%

ARGENTINA - 0.36%
Republic of Argentina
   2.438% due 03/31/2023                              $   800,000   $    407,440
   6.00% due 03/31/2023 +                               4,850,000      2,522,000
                                                                    ------------
                                                                       2,929,440

BRAZIL - 4.44%
Federal Republic of Brazil
   2.125% due 04/15/2012 (b)                            1,905,890      1,765,425
   8.00% due 04/15/2014                                14,636,170     14,481,758
   10.125% due 05/15/2027                               2,760,000      2,925,600
   10.50% due 07/14/2014                                7,150,000      7,961,525
   11.00% due 08/17/2040                                6,125,000      6,866,125
   12.25% due 03/06/2030                                1,825,000      2,253,875
                                                                    ------------
                                                                      36,254,308

BULGARIA - 0.46%
Republic of Bulgaria
   8.25% due 01/15/2015                                 3,025,000      3,735,421

COLOMBIA - 0.75%
Republic of Colombia
   8.125% due 05/21/2024                                  750,000        676,875
   8.375% due 02/15/2027                                  715,000        661,375
   10.00% due 01/23/2012                                  400,000        443,200
   10.375% due 01/28/2033                               1,325,000      1,437,625
   10.75% due 01/15/2013                                2,525,000      2,893,650
                                                                    ------------
                                                                       6,112,725

ECUADOR - 0.74%
Republic of Ecuador
   8.00% due 08/15/2030                                 3,575,000      2,895,750
   12.00% due 11/15/2012                                3,200,000      3,168,000
                                                                    ------------
                                                                       6,063,750

FINLAND - 1.20%
Republic of Finland
   5.75% due 02/23/2011                             EUR 7,000,000      9,759,659

FRANCE - 1.87%
French Treasury Note
   3.50% due 01/12/2008                                12,100,000     15,277,599

GERMANY - 3.36%
Federal Republic of Germany
   4.25% due 02/15/2008                                 8,700,000     11,235,355
   5.25% due 01/04/2011                                11,900,000     16,163,632
                                                                    ------------
                                                                      27,398,987

ITALY - 0.26%
Republic of Italy
   5.804% due 10/25/2032                              $ 2,000,000      2,109,716

MALAYSIA - 0.19%
Government of Malaysia
   7.50% due 07/15/2011                                 1,350,000      1,582,605

MEXICO - 2.04%
Government of Mexico
   5.875% due 01/15/2014                                4,893,000      4,966,395

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  --------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

MEXICO (CONTINUED)
Government of Mexico (continued)
   6.375% due 01/16/2013                          $    4,275,000      $  4,501,575
   6.625% due 03/03/2015                               5,125,000         5,432,500
   8.30% due 08/15/2031                                1,500,000         1,706,250
                                                                      ------------
                                                                        16,606,720

MOROCCO - 0.44%
Kingdom of Morocco
   2.031% due 01/01/2009 (b)                           3,609,259         3,555,120

NETHERLANDS - 1.90%
Kingdom of Netherlands
   5.00% due 07/15/2011                         EUR   11,600,000        15,540,801

PANAMA - 0.17%
Republic of Panama
   8.875% due 09/30/2027                          $      775,000           813,750
   9.375% due 01/16/2023                                 250,000           272,500
   9.625% due 02/08/2011                                 250,000           286,875
                                                                      ------------
                                                                         1,373,125

PERU - 0.56%
Republic of Peru
   5.00% due 03/07/2017 (b)                            1,056,000           955,680
   9.125% due 02/21/2012                               2,500,000         2,800,000
   9.875% due 02/06/2015                                 700,000           805,000
                                                                      ------------
                                                                         4,560,680

PHILIPPINES - 0.91%
Republic of Philippines
   8.375% due 03/12/2009                               2,450,000         2,621,500
   10.625% due 03/16/2025                              4,525,000         4,830,438
                                                                      ------------
                                                                         7,451,938

RUSSIA - 3.33%
Russian Federation
   5% coupon, step up to 7.5% on
     03/31/2007 due 03/31/2030                        22,775,500        21,921,420
   11.00% due 07/24/2018                               4,025,000         5,277,982
                                                                      ------------
                                                                        27,199,402

SOUTH AFRICA - 0.18%
Republic of South Africa
   6.50% due 06/02/2014                                1,350,000         1,441,125

TURKEY - 0.87%
Republic of Turkey
   9.00% due 06/30/2011                                1,600,000         1,779,000
   11.00% due 01/14/2013                               2,375,000         2,912,344
   11.50% due 01/23/2012                                 825,000         1,027,125
   11.875% due 01/15/2030                              1,025,000         1,414,500
                                                                      ------------
                                                                         7,132,969

VENEZUELA - 1.19%
Republic of Venezuela
   2.75% due 12/18/2007 (b)                            1,333,280         1,331,214
   5.375% due 08/07/2010                               4,400,000         3,978,858
   8.50% due 10/08/2014                                1,750,000         1,710,625
   10.75% due 09/19/2013                               2,400,000         2,696,400
                                                                      ------------
                                                                         9,717,097
                                                                      ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $198,676,658)                                                   $205,803,187
                                                                      ------------
CORPORATE BONDS - 27.26%

ADVERTISING - 0.11%
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                                750,000           909,375

AEROSPACE - 0.21%
Alliant Techsystems, Inc.
   8.50% due 05/15/2011                                  550,000           599,500
Argo Tech Corp.
   9.25% due 06/01/2011                                  575,000           616,687
Sequa Corp.
   9.00% due 08/01/2009                                  425,000           467,500
                                                                       -----------
                                                                         1,683,687

AGRICULTURE - 0.07%
Pilgrim's Pride Corp.
   9.25% due 11/15/2013                                  550,000           605,000

AIR TRAVEL - 0.07%
Continental Airlines, Inc.
   6.541% due 09/15/2009                                 364,404           314,191
   7.25% due 11/01/2005                                  275,000           248,757
                                                                       -----------
                                                                           562,948

AMUSEMENT & THEME PARKS - 0.01%
Six Flags, Inc.
   9.625% due 06/01/2014 (a)                             100,000            93,500

APPAREL & TEXTILES - 0.10%
Levi Strauss & Company
   7.00% due 11/01/2006 (a)                              275,000           275,000
   11.625% due 01/15/2008 (a)                            200,000           206,500
   12.25% due 12/15/2012 (a)                             325,000           343,688
                                                                       -----------
                                                                           825,188

AUTO PARTS - 0.20%
Eagle-Picher, Inc.
   9.75% due 09/01/2013                                  600,000           612,000
Keystone Automotive Operations
   9.75% due 11/01/2013                                  375,000           403,125
TRW Automotive, Inc.
   9.375% due 02/15/2013                                 535,000           611,238
                                                                       -----------
                                                                         1,626,363

BANKING - 1.00%
Bank of America Corp.
   4.875% due 09/15/2012                               1,775,000         1,810,486
Capital One Financial Corp.
   7.25% due 05/01/2006 (a)                            1,250,000         1,326,001

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Independence Community Bank Corp.
   3.50% due 06/20/2013 (b)                           $ 1,575,000   $ 1,526,386
Standard Chartered Bank
   8.00% due 05/30/2031 ***                             2,770,000     3,471,458
                                                                    -----------
                                                                      8,134,331

BROADCASTING - 0.47%
Charter Communications Holdings
   zero coupon, Step up to 11.75% on
     1/15/2005 due 01/15/2010 (a)                         500,000       403,750
   zero coupon, Step up to 13.50% on
     1/15/2006 due 01/15/2011                             300,000       214,500
   zero coupon, Step up to 11.75% on
     05/15/2006 due 05/15/2011                          1,575,000       976,500
   zero coupon, Step up to 12.125% on
     01/15/2007 due 01/15/2012                            250,000       140,000
   8.625% due 04/01/2009                                  100,000        77,750
   10.00% due 05/15/2011 (a)                              310,000       238,700
   10.75% due 10/01/2009                                  150,000       123,000
Charter Communications Holdings LLC
   8.25% due 04/01/2007 (a)                               425,000       386,750
CSC Holdings, Inc.
   10.50% due 05/15/2016 (a)                              175,000       198,625
Nextmedia Operating, Inc.
   10.75% due 07/01/2011                                  450,000       506,812
Radio One, Inc.
   8.875% due 07/01/2011                                  525,000       578,813
                                                                    -----------
                                                                      3,845,200

BUILDING MATERIALS & CONSTRUCTION - 0.08%
Brand Services, Inc.
   12.00% due 10/15/2012                                  300,000       340,500
THL Buildco, Inc.
   8.50% due 09/01/2014                                   325,000       340,438
                                                                    -----------
                                                                        680,938


BUSINESS SERVICES - 0.38%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                                 275,000       288,750
Cadmus Communications Corp.
   8.375% due 06/15/2014                                  575,000       619,562
Conveo Corp.
   7.875% due 12/01/2013                                  475,000       463,125
Interep National Radio Sales, Inc., Series B,
   Class A
   10.00% due 07/01/2008                                  350,000       273,875
Invensys PLC
   9.875% due 03/15/2011 (a)                              425,000       435,625
Iron Mountain, Inc.
   8.625% due 04/01/2013                                  550,000       596,750
Sitel Corp.
   9.25% due 03/15/2006                                   450,000       450,000
                                                                    -----------
                                                                      3,127,687

CABLE AND TELEVISION - 1.22%
AOL Time Warner, Inc.
   7.625% due 04/15/2031                                2,050,000     2,359,548
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                                  800,000       758,000
Cablevision Systems Corp.
   6.669% due 04/01/2009 (b)                              925,000       962,000
   8.00% due 04/15/2012                                   425,000       444,125
Cox Communications, Inc.
   7.75% due 11/01/2010                                 1,950,000     2,173,199
Directv Holdings LLC
   8.375% due 03/15/2013                                  725,000       824,687
Echostar DBS Corp.
   6.625% due 10/01/2014                                1,275,000     1,267,031
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                   600,000       654,000
Mediacom Broadband LLC
   11.00% due 07/15/2013 (a)                              350,000       372,750
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013 (a)                               175,000       168,438
                                                                    -----------
                                                                      9,983,778

CELLULAR COMMUNICATIONS - 1.60%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                  508,000       575,310
American Tower Corp.
   9.375% due 02/01/2009                                  313,000       331,780
American Tower Escrow Corp.
   zero coupon due 08/01/2008                             425,000       316,625
AT&T Broadband Corp.
   8.375% due 03/15/2013                                1,900,000     2,300,881
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                 1,750,000     2,297,804
Centennial Communications Corp.
   8.125% due 02/01/2014                                  750,000       715,312
Crown Castle International Corp.
   7.50% due 12/01/2013 (a)                               425,000       445,188
   10.75% due 08/01/2011                                  565,000       628,562
Nextel Communications, Inc.
   6.875% due 10/31/2013                                  550,000       572,000
   7.375% due 08/01/2015                                1,275,000     1,370,625
SBA Communications Corp.
   10.25% due 02/01/2009 (a)                              975,000     1,043,250
SBA Telecommunication / SBA Communications Corp.
   zero coupon, Step up to 9.75 % on
     12/15/2007 due 12/15/2011                            600,000       486,000
UbiquiTel Operating Company
   zero coupon, Step up to 14.00% on
     04/15/2005 due 04/15/2010                            700,000       736,750
   9.875% due 03/01/2011                                  450,000       468,563
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                  550,000       570,625

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Western Wireless Corp.
   9.25% due 07/15/2013                               $   200,000   $   204,000
                                                                    -----------
                                                                     13,063,275

CHEMICALS - 1.05%
Borden Chemicals & Plastics Operating
   9.50% due 05/01/2005 (Caret)                           525,000         5,250
Equistar Chemicals LP
   10.625% due 05/01/2011                                 525,000       598,500
Ethyl Corp.
   8.875% due 05/01/2010                                  550,000       594,000
FMC Corp.
   10.25% due 11/01/2009                                  500,000       583,750
Huntsman Advanced Materials LLC
   11.00% due 07/15/2010                                  575,000       667,000
Huntsman ICI Chemicals
   10.125% due 07/01/2009 (a)                             150,000       157,500
Huntsman International LLC
   9.875% due 03/01/2009                                  550,000       606,375
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011                                  725,000       808,375
Lyondell Chemical Company
   11.125% due 07/15/2012 (a)                             575,000       667,000
Lyondell Chemical Company, Series B
   9.875% due 05/01/2007 (a)                               68,000        71,825
Methanex Corp.
   8.75% due 08/15/2012                                   475,000       546,250
Millennium America, Inc.
   9.25% due 06/15/2008                                 1,000,000     1,102,500
Rhodia SA
   7.625% due 06/01/2010                                  725,000       676,062
United Industries Corp.
   9.875% due 04/01/2009                                1,000,000     1,045,000
Westlake Chemical Corp.
   8.75% due 07/15/2011                                   422,000       473,695
                                                                    -----------
                                                                      8,603,082

COMPUTERS & BUSINESS EQUIPMENT - 0.07%
Seagate Technology Holdings
   8.00% due 05/15/2009 (a)                               525,000       559,125

CONSTRUCTION MATERIALS - 0.09%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
     03/1/2009 due 03/01/2014                           1,000,000       727,500

CONTAINERS & GLASS - 0.44%
Anchor Glass Container Corp.
   11.00% due 02/15/2013                                  550,000       627,000
Owens-Brockway
   7.75% due 05/15/2011                                   550,000       585,750
Plastipak Holdings, Inc.
   10.75% due 09/01/2011                                1,000,000     1,115,000
Pliant Corp.
   11.125% due 09/01/2009                                  75,000        78,000
   13.00% due 06/01/2010 (a)                              275,000       236,500
Radnor Holdings, Inc.
   11.00% due 03/15/2010                                  300,000       252,000
Tekni-Plex, Inc.
   8.75% due 11/15/2013                                   725,000       688,750
                                                                    -----------
                                                                      3,583,000

COSMETICS & TOILETRIES - 0.08%
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                                  600,000       679,500

DOMESTIC OIL - 1.80%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                1,200,000     1,353,920
Forest Oil Corp.
   8.00% due 12/15/2011                                   825,000       926,062
Key Energy Services, Inc.
   8.375% due 03/01/2008                                  550,000       580,250
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                   634,000       716,420
Petroleos Mexicanos
   9.50% due 09/15/2027                                 4,175,000     5,085,150
Plains Exploration & Production Company
   7.125% due 06/15/2014                                  600,000       643,500
Precision Drilling Corp.
   5.625% due 06/01/2014                                2,150,000     2,250,257
Stone Energy Corp.
   8.25% due 12/15/2011                                   750,000       808,125
Valero Energy Corp.
   4.75% due 06/15/2013 ***                             2,350,000     2,301,950
                                                                    -----------
                                                                     14,665,634

DRUGS & HEALTH CARE - 0.33%
aaiPharma, Inc.
   zero coupon, step up to 11.50% on
     03/31/2005 due 04/01/2010 (a)                        575,000       370,875

Humana, Inc.
   6.30% due 08/01/2018                                 2,225,000     2,303,821
                                                                    -----------
                                                                      2,674,696

ELECTRICAL EQUIPMENT - 0.15%
BRL Universal Equipment
   8.875% due 02/15/2008                                  500,000       532,500
Wesco Distribution, Inc.
   9.125% due 06/01/2008                                  650,000       670,313
                                                                    -----------
                                                                      1,202,813

ELECTRICAL UTILITIES - 1.67%
AES Corp.
   7.75% due 03/01/2014                                   575,000       593,687
   9.375% due 09/15/2010 (a)                              600,000       675,750
Allegheny Energy Supply Company
   10.25% due 11/15/2007                                  750,000       858,750
Appalachian Power Company
   5.95% due 05/15/2033                                 2,350,000     2,317,720

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Calpine Corp.
   8.50% due 05/01/2008 to
     07/15/2010 (a)                                   $ 1,350,000   $   987,750
   8.75% due 07/15/2013 (a)                               135,000       101,925
Calpine Generating Company LLC
   11.169% due 04/01/2011 (a)(b)                          350,000       315,000
Edison Mission Energy
   9.875% due 04/15/2011                                1,125,000     1,310,625
Entergy Gulf States
   6.20% due 07/01/2033                                 1,800,000     1,775,822
Mirant Americas Generation LLC
   8.30% due 05/01/2011 (Caret)                         1,000,000       880,000
   9.125% due 05/01/2031 (Caret)                          650,000       568,750
Pinnacle West Capital Corp.
   6.40% due 04/01/2006                                 2,100,000     2,196,938
Reliant Resources, Inc.
   9.25% due 07/15/2010                                   350,000       375,813
   9.50% due 07/15/2013                                   650,000       706,063
                                                                    -----------
                                                                     13,664,593

ELECTRONICS - 0.33%
L 3 Communications Corp.
   7.625% due 06/15/2012                                1,175,000     1,292,500
Motors & Gears, Inc., Series D
   10.75% due 11/15/2006                                1,000,000       925,000
Muzak LLC/Muzak Finance Corp.
   9.875% due 03/15/2009 (a)                              625,000       459,375
                                                                    -----------
                                                                      2,676,875

ENERGY - 0.56%
Duke Energy Company
   4.20% due 10/01/2008                                 2,150,000     2,172,022
El Paso Energy
   7.375% due 12/15/2012 (a)                            1,200,000     1,158,000
NRG Energy, Inc.
   8.00% due 12/15/2013                                 1,150,000     1,231,938
                                                                    -----------
                                                                      4,561,960

FINANCIAL SERVICES - 4.24%
Aries Vermogensverwaltungs
   9.60% due 10/25/2014                                 1,250,000     1,403,125
BCP Caylux Holdings Luxembourg SCA
   9.625% due 06/15/2014                                  450,000       486,000
Borden U.S. Finance Corp./Nova Scotia Finance
   ULC
   9.00% due 07/15/2014                                   225,000       236,250
CIT Group, Inc.
   7.75% due 04/02/2012                                 2,900,000     3,432,022
Corporacion Andina de Fomento
   6.875% due 03/15/2012                                2,000,000     2,249,280
Countrywide Home Loan
   4.00% due 03/22/2011                                 3,500,000     3,399,060
Ford Motor Credit Company
   7.875% due 06/15/2010                                1,000,000     1,115,354
General Electric Capital Corp., MTN, Series A
   6.00% due 06/15/2012                                 3,150,000     3,460,744
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                3,225,000     3,383,099
Household Finance Corp.
   6.375% due 11/27/2012                                3,125,000     3,462,641
International Lease Finance Corp.
   4.375% due 11/01/2009 (a)                            1,750,000     1,764,212
J.P. Morgan Chase & Company
   6.625% due 03/15/2012                                3,390,000     3,805,055
MBNA Corp.
   4.625% due 09/15/2008                                2,085,000     2,132,603
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                                 1,850,000     2,062,926
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                                  750,000       765,000
Textron Financial Corp.
   2.75% due 06/01/2006                                 1,300,000     1,293,788
Yell Finance BV
   zero coupon, Step up to 13.50% on
     08/01/2006 due 08/01/2011 (a)                        176,000       172,480
                                                                    -----------
                                                                     34,623,639

FOOD & BEVERAGES - 0.67%
Ahold Lease USA, Inc.
   7.82% due 01/02/2020                                   141,859       150,371
Del Monte Corp.
   8.625% due 12/15/2012                                  525,000       584,062
Doane Pet Care Company
   9.75% due 05/15/2007 (a)                               700,000       670,250
   10.75% due 03/01/2010                                  125,000       133,438
Kraft Foods, Inc.
   5.625% due 11/01/2011                                3,200,000     3,380,013
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                                   600,000       565,500
                                                                    -----------
                                                                      5,483,634

FOREST PRODUCTS - 0.17%
Ainsworth Lumber Company, Ltd.
   7.25% due 10/01/2012                                   275,000       277,750
Tembec Industries, Inc.
   8.625% due 06/30/2009                                1,075,000     1,101,875
                                                                    -----------
                                                                      1,379,625

GAS & PIPELINE UTILITIES - 0.72%
Dynegy Holdings, Inc.
   9.875% due 07/15/2010                                1,425,000     1,610,250
El Paso Corp.
   7.875% due 06/15/2012 (a)                              425,000       421,812
United Utilities PLC
   4.55% due 06/19/2018 ***                             2,400,000     2,189,045
Williams Companies, Inc.
   7.625% due 07/15/2019                                  100,000       109,500
   7.875% due 09/01/2021                                  950,000     1,054,500

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Williams Companies, Inc. (continued)
   8.75% due 03/15/2032                               $   400,000   $   447,000
                                                                    -----------
                                                                      5,832,107

HEALTHCARE PRODUCTS - 0.22%
Icon Health & Fitness
   11.25% due 04/01/2012                                  450,000       481,500
Medical Device Manufacturing, Inc.
   10.00% due 07/15/2012                                  575,000       609,500
VWR International, Inc.
   8.00% due 04/15/2014                                   700,000       740,250
                                                                    -----------
                                                                      1,831,250

HEALTHCARE SERVICES - 0.59%
Ameripath, Inc.
   10.50% due 04/01/2013                                  700,000       714,000
Extendicare Health Services, Inc.
   9.50% due 07/01/2010                                   500,000       561,250
Insight Health Services Corp.
   9.875% due 11/01/2011 (a)                              150,000       150,000
Unitedhealth Group, Inc.
   4.125% due 08/15/2009 (a)                            3,375,000     3,399,273
                                                                    -----------
                                                                      4,824,523

HOTELS & RESTAURANTS - 0.85%
Boyd Gaming, Corp.
   6.75% due 04/15/2014                                   700,000       712,250
Carrols Corp.
   9.50% due 12/01/2008                                   550,000       563,750
Courtyard By Marriott II, LP
   10.75% due 02/01/2008 (a)                              600,000       603,000
HMH Properties Inc., Series B
   7.875% due 08/01/2008                                  197,000       202,664
Host Marriot LP, REIT
   8.375% due 02/15/2006                                  100,000       105,500
John Q Hammons Hotels LP
   8.875% due 05/15/2012                                  600,000       669,000
Kerzner International
   8.875% due 08/15/2011                                  450,000       493,312
MGM Mirage, Inc.
   6.75% due 09/01/2012                                 1,200,000     1,242,000
Park Place Entertainment Corp.
   8.125% due 05/15/2011                                   25,000        28,875
   8.875% due 09/15/2008                                   50,000        57,000
   9.375% due 02/15/2007                                  650,000       724,750
Sbarro, Inc.
   11.00% due 09/15/2009 (a)                              950,000       888,250
Turning Stone Casino Resort
   9.125% due 12/15/2010                                  250,000       270,000
Venetian Casino Resort LLC
   11.00% due 06/15/2010                                  300,000       347,250
                                                                    -----------
                                                                      6,907,601

HOUSEHOLD APPLIANCES - 0.02%
Applica, Inc.
   10.00% due 07/31/2008 (a)                              184,000       180,320
Flooring America, Inc. Series B
   9.25% due 10/15/2007 (Caret)                           369,000            37
                                                                    -----------
                                                                        180,357

HOUSEHOLD PRODUCTS - 0.21%
Resolution Performance Products, Inc.
   13.50% due 11/15/2010 (a)                              875,000       848,750
Sealy Mattress Company
   8.25% due 06/15/2014                                   850,000       858,500
                                                                    -----------
                                                                      1,707,250

INDUSTRIAL MACHINERY - 0.25%
Case New Holland, Inc.
   9.25% due 08/01/2011                                    75,000        84,000
Flowserve Corp.
   12.25% due 08/15/2010                                  775,000       875,750
NMHG Holding Company
   10.00% due 05/15/2009                                1,000,000     1,100,000
                                                                    -----------
                                                                      2,059,750

INTERNATIONAL OIL - 0.47%
Nexen, Inc.
   5.05% due 11/20/2013                                 2,175,000     2,159,346
Petronas Capital, Ltd.
   7.00% due 05/22/2012                                 1,050,000     1,196,132
Vintage Petroleum, Inc.
   7.875% due 05/15/2011                                  425,000       454,750
                                                                    -----------
                                                                      3,810,228

LEISURE TIME - 0.39%
Cinemark Inc.
   zero coupon, Step up to 9.75% on
     03/15/2009 due 03/15/2014                            925,000       635,938
Equinox Holdings, Inc.
   9.00% due 12/15/2009 (a)                               575,000       592,250
Herbst Gaming, Inc.
   8.125% due 06/01/2012                                  625,000       640,625
Loews Cineplex Entertainment Corp.
   9.00% due 08/01/2014                                    50,000        51,625
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                 1,000,000     1,002,500
Six Flags, Inc.
   9.75% due 04/15/2013 (a)                               250,000       236,250
                                                                    -----------
                                                                      3,159,188

MANUFACTURING - 0.11%
Blount, Inc.
   8.875% due 08/01/2012                                  275,000       292,187
Trinity Industries, Inc.
   6.50% due 03/15/2014                                   625,000       615,625
                                                                    -----------
                                                                        907,812

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ---------    -----------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS - 0.35%
Genesis Healthcare Corp.
   8.00% due 10/15/2013                               $   425,000   $   463,250
Iasis Healthcare LLC
   8.75% due 06/15/2014                                   850,000       890,375
Tenet Healthcare Corp.
   6.50% due 06/01/2012                                   525,000       469,875
   6.875% due 11/15/2031                                  325,000       257,563
   7.375% due 02/01/2013 (a)                              200,000       188,000
   9.875% due 07/01/2014                                  125,000       130,625
Vicar Operating, Inc.
   9.875% due 12/01/2009                                  375,000       414,375
                                                                    -----------
                                                                      2,814,063

METAL & METAL PRODUCTS - 0.44%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                                 550,000       605,000
Mueller Group, Inc.
   10.00% due 05/01/2012                                  500,000       540,000
Mueller Holdings, Inc.
   zero coupon, step up to 14.75% on
     04/15/2009 due 04/15/2014                            125,000        80,313
WMC Finance USA, Ltd.
   5.125% due 05/15/2013                                2,350,000     2,367,115
                                                                    -----------
                                                                      3,592,428

MINING - 0.07%
Compass Minerals Group, Inc.
   10.00% due 08/15/2011                                  500,000       560,000

OFFICE FURNISHINGS & SUPPLIES - 0.11%
Interace, Inc.
   7.30% due 04/01/2008                                   375,000       376,875
Tempur -Pedic/Tempur Products
   10.25% due 08/15/2010                                  423,000       481,163
                                                                    -----------
                                                                        858,038

PAPER - 0.99%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010                                   125,000       134,062
   8.85% due 08/01/2030 (a)                               500,000       495,000
Appleton Papers, Inc.
   9.75% due 06/15/2014                                   575,000       592,250
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                   450,000       475,146
Bowater, Inc.
   6.50% due 06/15/2013 (a)                               275,000       266,832
Buckeye Technologies, Inc.
   8.00% due 10/15/2010 (a)                               500,000       490,000
   9.25% due 09/15/2008 (a)                               250,000       250,000
Domtar, Inc.
   5.375% due 12/01/2013 (a)                            2,335,000     2,314,207
Newark Group, Inc.
   9.75% due 03/15/2014                                   575,000       592,250
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                                  675,000       732,375
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                   500,000       497,500
Smurfit-Stone Container
   8.25% due 10/01/2012                                 1,125,000     1,240,313
                                                                    -----------
                                                                      8,079,935

PETROLEUM SERVICES - 0.06%
Hanover Compressor Company
   11.00% due 03/31/2007                                  575,000       485,875

PHARMACEUTICALS - 0.34%
Athena Neurosciences, Inc.
   7.25% due 02/21/2008                                   450,000       455,625
Wyeth
   5.25% due 03/15/2013                                 2,300,000     2,346,596
                                                                    -----------
                                                                      2,802,221

PLASTICS - 0.13%
Applied Extrusion Technologies, Inc.
   10.75% due 07/01/2011 (Caret) (a)                      325,000       191,750
Berry Plastics Corp.
   10.75% due 07/15/2012                                  775,000       875,750
                                                                    -----------
                                                                      1,067,500

POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
   9.25% due 06/01/2008 (Caret)                         1,000,000         2,500

PUBLISHING - 0.29%
Dex Media East LLC
   12.125% due 11/15/2012                                 325,000       404,625
Dex Media West LLC
   8.50% due 08/15/2010                                   375,000       425,625
   9.875% due 08/15/2013                                  220,000       258,500
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
     11/15/2008 due 11/15/2013                            500,000       366,250
Hollinger Participation Trust
   12.125% due 11/15/2010                                 397,602       454,260
Houghton Mifflin Company
   zero coupon, step up to 11.50% on
     10/15/2008 due 10/15/2013 (a)                        375,000       226,875
Mail-Well I Corp.
   9.625% due 03/15/2012                                  175,000       192,500
                                                                    -----------
                                                                      2,328,635

RAILROADS & EQUIPMENT - 0.09%
Union Pacific Corp.
   5.404% due 07/02/2025                                  700,000       721,252

REAL ESTATE - 0.41%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                                 2,150,000     2,319,682
Felcor Lodging LP, REIT
   9.50% due 09/15/2008                                    58,000        60,900
Host Marriott LP, REIT
   7.125% due 11/01/2013                                  375,000       393,750

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  -------------   -------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Meristar Hospitality Corp., REIT
   9.125% due 01/15/2011                          $     275,000   $     288,063
Meristar Hospitality Operating Partnership
   LP, REIT
   10.50% due 06/15/2009                                275,000         301,125
                                                                  -------------
                                                                      3,363,520

RETAIL GROCERY - 0.18%
Safeway, Inc.
   7.25% due 02/01/2031 (a)                           1,345,000       1,494,970

RETAIL TRADE - 0.91%
Cole National Group, Inc.
   8.875% due 05/15/2012                                650,000         736,125
Eye Care Centers of America, Inc.
   9.125% due 05/01/2008                                700,000         700,000
Finlay Fine Jewelry Corp.
   8.375% due 06/01/2012                                575,000         618,125
FTD, Inc.
   7.75% due 02/15/2014                                 600,000         598,500
Home Interiors & Gifts, Inc.
   10.125% due 06/01/2008 (a)                         1,125,000         973,125
Jean Coutu Group PJC, Inc.
   8.50% due 08/01/2014                                 375,000         372,187
Limited Brands, Inc.
   6.95% due 03/01/2033                               2,050,000       2,271,744
Petco Animal Supplies, Inc.
   10.75% due 11/01/2011                                450,000         522,000
Rite Aid Corp.
   11.25% due 07/01/2008 (a)                            425,000         462,188
Winsloew Furniture, Inc.
   12.75% due 08/15/2007                                230,000         189,750
                                                                  -------------
                                                                      7,443,744

SANITARY SERVICES - 0.16%
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014 (a)                            625,000         601,563
   8.875% due 04/01/2008                                325,000         352,625
   9.25% due 09/01/2012                                 325,000         361,562
                                                                  -------------
                                                                      1,315,750

SEMICONDUCTORS - 0.06%
Amkor Technology, Inc.
   7.75% due 05/15/2013 (a)                             125,000         102,500
   10.50% due 05/01/2009 (a)                            450,000         382,500
                                                                  -------------
                                                                        485,000

STEEL - 0.13%
AK Steel Corp.
   7.875% due 02/15/2009 (a)                            500,000         496,250
Ispat Inland ULC
   9.75% due 04/01/2014                                 500,000         551,250
                                                                  -------------
                                                                      1,047,500

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.36%
American Tower Corp.
   7.50% due 05/01/2012 (a)                             100,000         102,000
Insight Midwest LP/ Insight Capital, Inc.
   10.50% due 11/01/2010                                585,000         640,575
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009 (a)                              50,000          52,250
IPCS Escrow Company
   11.50% due 05/01/2012                                175,000         183,750
Lucent Technologies, Inc.
   6.45% due 03/15/2029 (a)                           1,525,000       1,235,250
PanAmSat Corp.
   9.00% due 08/15/2014                                 300,000         312,000
Spectrasite, Inc.
   8.25% due 05/15/2010                                 400,000         430,000
                                                                  -------------
                                                                      2,955,825

TELEPHONE - 0.86%
Qwest Corp.
   8.875% due 03/15/2012                                300,000         330,000
Qwest Services Corp.
   13.50% due 12/15/2010                              1,825,000       2,130,688
Sprint Capital Corp.
   8.375% due 03/15/2012 ***                          1,900,000       2,301,158
Telecom Italia Capital SA
   4.00% due 01/15/2010                               2,300,000       2,282,605
                                                                  -------------
                                                                      7,044,451

TRANSPORTATION - 0.24%
Holt Group, Inc.
   9.75% due 01/15/2006 (Caret)                       1,000,000           1,250
Horizon Lines LLC
   9.00% due 11/01/2012                                 300,000         316,500
Union Pacific Corp.
   3.625% due 06/01/2010                              1,675,000       1,614,610
                                                                  -------------
                                                                      1,932,360

TRUCKING & FREIGHT - 0.08%
Terex Corp.
   10.375% due 04/01/2011 (a)                           575,000         649,750
                                                  -------------   -------------
TOTAL CORPORATE BONDS (Cost $215,467,431)                         $ 222,492,329
                                                                  -------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.33%
Commercial Mortgage Asset Trust, Series
   1999-C1, Class C
   7.35% due 01/17/2032                               1,325,000       1,571,073
Commercial Mortgage Pass-Through
   Certificates, Series 2001-J2A, Class A1
   5.447% due 07/16/2034                              1,686,527       1,771,056
Commercial Mortgage Pass-Through
   Certificates, Series 2003-FL9, Class E
   2.87% due 11/15/2015 (b)                           1,510,000       1,512,582

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                -------------   -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp., Series
   1106, Class K
   7.595% IO due 07/15/2006                     $      17,776   $         181
First Boston Mortgage Securities Corp. Strip,
   Series D, Class I-O
   10.965% due 05/25/2017                             119,106          29,274
First Union National Bank Commercial
   Mortgage, Series 2000-C1, Class I-O
   0.533% due 05/17/2032 (b)                       64,756,346       1,979,155
GMAC Commercial Mortgage Security,
   Inc.,Series 2002-FL1A, Class D
   4.606% due 01/11/2014 (b)                        1,006,809       1,005,098
Green Tree Financial Corp., Series 1997-6,
   Class A8
   7.07% due 09/15/2007                             4,709,037       5,030,523
Merit Securities Corp., Series 11PA, Class B2
   3.140% due 09/28/2032 (b)                        3,525,000       3,398,051
                                                -------------   -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,860,023)                                              $  19,009,458
                                                                -------------

ASSET BACKED SECURITIES - 3.70%
Airplane Pass Through Trust, Series 1, Class D
   10.875% due 03/15/2019 (Caret)                  1,481,550           7,408
Argent NIM Trust, Series 2004-WN8, Class A
   4.70% due 07/25/2034                             2,501,386       2,498,879
Asset Backed Securities Corp., Series
   2003-HE2, Class M2
   3.66% due 04/15/2033 (b)                         2,000,000       2,026,268
Bayview Financial Acquisition Trust, Series
   2001-CA, Class M3
   3.183% due 08/25/2036 (b)                        3,000,000       3,024,375
Bear Stearns Asset Backed Securities NIM,
   Series 2003-HE1N, Class N1
   6.50% due 08/25/2034                               675,193         680,060
Bear Stearns Asset Backed Securities NIM,
   Series 2004-FR1N, Class A1
   5.00% due 05/25/2034                             1,106,203       1,103,496
Bear Stearns Asset Backed Securities NIM,
   Series 2004-HE6N, Class A1
   5.25% due 08/25/2034                             1,544,653       1,544,103
Countrywide Asset-Backed Certificates, Series
   2004-5, Class M4
   3.183% due 06/25/2034 (b)                        1,900,000       1,899,995
Countrywide Asset-Backed Certificates, Series
   2004-5N, Class N1
   5.50% due 10/25/2035                             1,503,941       1,503,941
First Consumer Master Trust, Series 2001-A,
   Class A
   2.18% due 09/15/2008 (b)                         2,965,285       2,888,503
First Consumers Master Trust, Series 1999-A,
   Class A
   5.80% due 12/15/2005                                89,058          88,893
Independence II CDO, Ltd., Series 2A, Class C
   4.21% due 08/07/2036 (b)                           865,383         155,769
Metris Master Trust, Series 2001-2, Class B
   2.99% due 11/20/2009 (b)                         2,305,000       2,285,469
Metris Master Trust, Series 2001-4A, Class B
   3.31% due 08/20/2008 (b)                           630,000         630,000
Mid State Trust, Series 6, Class A1
   7.34% due 07/01/2035                             4,101,217       4,411,519
Novastar Home Equity Loan, Series 2003-4,
   Class M2
   3.558% due 02/25/2034 (b)                          650,000         664,837
Novastar Home Equity Loan, Series 2004-1,
   Class M4
   2.908% due 02/25/2034 (b)                        1,430,000       1,432,042
Residential Asset Securities Corp., Series
   2002-KS2, Class MII2
   3.033% due 04/25/2032 (b)                        1,500,000       1,506,969
SAIL Net Interest Margin Notes, Series
   2003-13A, Class A
   6.75% due 11/27/2033                               308,083         307,164
SAIL Net Interest Margin Notes, Series
   2004-4A, Class A
   5.00% due 04/27/2034                             1,552,853       1,550,912
Varick Structured Asset Fund, Ltd., Series
   1A, Class B1
   3.074% due 11/01/2035 (Caret) (b)***            2,000,000          20,000
                                                -------------   -------------
TOTAL ASSET BACKED SECURITIES
(Cost $32,770,397)                                              $  30,230,602
                                                                -------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.33%
Amortizing Residential Collateral Trust,
   Series 2002-BC6, Class M2
   2.82% due 08/25/2032 (b)***                      2,700,000       2,712,465
                                                -------------   -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,589,112)                                               $  19,009,458
                                                                -------------

SHORT TERM INVESTMENTS - 35.68%
Atomium Funding Corp.
   1.75% due 10/13/2004 *** ****                $  14,825,000   $  14,816,352
Beethoven Funding Corp.
   1.76% due 10/13/2004 ***                        19,700,000      19,688,443
Bryant Park Funding LLC
   1.75% due 10/14/2004 ***                        11,420,000      11,412,783
DaimlerChrysler AG
   1.83% due 10/14/2004 ***                         9,850,000       9,843,491
Eiffel Funding, LLC Yrs 3&4
   1.75% due 10/14/2004 ***                        19,700,000      19,687,551
Falcon Asset Securitization
   1.74% due 10/13/2004 ***                        19,701,000      19,689,573
Four Winds Funding Corp.
   1.82% due 10/14/2004 ***                         9,850,000       9,843,526

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                -------------   -------------
SHORT TERM INVESTMENTS (CONTINUED)
Giro Multi Funding Corp.
   1.74% due 10/14/2004 ***                     $  19,700,000  $   19,687,622
Hannover Funding Company LLC
   1.76% due 10/14/2004 ***                        19,700,000      19,687,480
Market Street Funding Corp. Yrs 3&4
   1.74% due 10/13/2004 ***                         2,839,000       2,837,353
State Street Navigator Securities Lending
   Prime Portfolio (c)                            124,280,786     124,280,786
Victory Receivable Corp.
   1.74% due 10/14/2004 ***                        19,700,000      19,687,622
                                                -------------  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $291,162,582)                                            $  291,162,582
                                                               --------------

REPURCHASE AGREEMENTS - 5.49%
Repurchase Agreement with Merrill Lynch         $  44,817,000  $   44,817,000
   and State Street Corp. (Tri-Party)
   dated 10/01/2004 at 1.68% to be
   repurchased at $44,819,091 on
   10/01/2004, collateralized by
   $43,075,000 U.S. Treasury Notes,
   5.875% due 11/15/2005 (valued at
   $45,713,344, including
   interest). ***

TOTAL REPURCHASE AGREEMENTS
(Cost $44,817,000)                                             $   44,817,000
                                                               --------------
TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
   (COST $1,106,064,208) - 137.40%                             $1,121,272,640

LIABILITIES IN EXCESS OF OTHER ASSETS - (37.40)%                 (305,217,009)
                                                               --------------
TOTAL NET ASSETS - 100.00%                                     $  816,055,631
                                                               ==============

STRATEGIC INCOME TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                -------------   -------------
COMMON STOCKS - 0.72%

MINING - 0.72%
Newmont Mining Corp. (a)                                1,500   $      68,295
Pan American Silver Corp. * * (a)                       2,100          35,763
                                                                -------------
                                                                      104,058
                                                                -------------
TOTAL COMMON STOCKS (Cost $81,760)                              $     104,058
                                                                -------------

U.S. TREASURY OBLIGATIONS - 15.34%

U.S. TREASURY BONDS - 4.80%
   5.375% due 02/15/2031                        $     200,000         214,250
   8.125% due 08/15/2019                              350,000         479,158
                                                                -------------
                                                                      693,408

U.S. TREASURY NOTES - 10.54%
   2.75% due 07/31/2006                             1,000,000       1,003,750
   6.125% due 08/15/2007 ****                   $     475,000   $     517,583
                                                                -------------
                                                                    1,521,333
                                                                -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,191,555)                                               $   2,214,741
                                                                -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.15%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 2.15%
   3.25% due 06/28/2006                               310,000         310,624
                                                -------------   -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $312,232)                                                 $     310,624
                                                                -------------

FOREIGN GOVERNMENT OBLIGATIONS - 47.91%

AUSTRALIA - 2.74%
Commonwealth of Australia
   7.50% due 09/15/2009                       AUD     500,000         395,429

BRAZIL - 2.09%
Federal Republic of Brazil
   4.75% due 04/10/2007                       JPY  33,000,000         302,073

CANADA - 13.19%
Government of Canada
   5.50% due 06/01/2009                       CAD     670,000         563,642
   5.75% due 06/01/2029                               485,000         418,206
   6.00% due 06/01/2011                               475,000         411,385
   7.00% due 12/01/2006                               600,000         510,776
                                                                -------------
                                                                    1,904,009

COLOMBIA - 4.51%
Republic of Colombia
   10.375% due 01/28/2033                       $     200,000         217,000
   11.50% due 05/31/2011                      EUR     150,000         220,721
   11.75% due 02/25/2020                        $     175,000         213,938
                                                                -------------
                                                                      651,659

GERMANY - 2.32%
Federal Republic of Germany
   5.00% due 07/04/2012                       EUR     250,000         335,335

IRELAND - 2.18%
Republic of Ireland
   5.00% due 04/18/2013                               235,000         314,923

ITALY - 3.32%
Republic of Italy
   4.75% due 02/01/2013                               175,000         229,618
   6.00% due 05/01/2031                               170,000         249,728
                                                                -------------
                                                                      479,346

JAPAN - 0.63%
Government of Japan
   0.10% due 10/20/2005                       JPY  10,000,000          90,815

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------   -----------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

MEXICO - 3.65%
Government of Mexico
   6.375% due 01/16/2013                              $   200,000   $   210,600
   8.375% due 01/14/2011                                  270,000       316,575
                                                                    -----------
                                                                        527,175

NEW ZEALAND - 1.46%
Government of New Zealand
   6.00% due 11/15/2011                             NZD   315,000       210,766

PANAMA - 2.00%
Republic of Panama
   9.375% due 01/16/2023                              $   265,000       288,850

PERU - 1.42%
Republic of Peru
   8.75% due 11/21/2033 (a)                               250,000       148,875
   9.125% due 01/15/2008 (b)                               50,000        56,425
                                                                    -----------
                                                                        205,300

PHILIPPINES - 1.72%
Republic of Philippines
   3.20% due 08/02/2005                             PHP 5,000,000        45,556
   9.125% due 02/22/2010                            EUR   155,000       201,902
                                                                    -----------
                                                                        247,458

SPAIN - 3.25%
Government of Spain
   5.00% due 07/30/2012                                   350,000       469,372

VENEZUELA - 3.43%
Republic of Venezuela
   5.375% due 08/07/2010                              $   100,000        90,429
   8.50% due 10/08/2014                                    50,000        48,875
   11.00% due 03/05/2008                            EUR   250,000       355,140
                                                                    -----------
                                                                        494,444
                                                                    -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,533,791)                                                   $ 6,916,954
                                                                    -----------

CORPORATE BONDS - 13.30%

BROADCASTING - 1.40%
Allbritton Communications Company
   7.75% due 12/15/2012                               $   100,000       103,500
CCO Holdings, LLC
   8.75% due 11/15/2013                                   100,000        98,125
                                                                    -----------
                                                                        201,625

CABLE AND TELEVISION - 2.14%
Cablevision Systems Corp.
   8.00% due 04/15/2012                                   100,000       104,500
Paxson Communications Corp.
   10.75% due 07/15/2008 (a)                              100,000       100,500
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                   100,000       103,750
                                                                    -----------
                                                                        308,750

CELLULAR COMMUNICATIONS - 0.74%
Nextel Communications, Inc.
   7.375% due 08/01/2015                                  100,000       107,500

CONTAINERS & GLASS - 1.50%
Owens Brockway Glass Container
   8.25% due 05/15/2013                                   100,000       106,500
Stone Container Corp.
   8.375% due 07/01/2012                                  100,000       110,250
                                                                    -----------
                                                                        216,750

FINANCIAL SERVICES - 1.65%
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                  200,000       238,000

INDUSTRIAL MACHINERY - 0.73%
Manitowoc, Inc.
   7.125% due 11/01/2013                                  100,000       105,750

LEISURE TIME - 4.31%
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                                  100,000       103,750
   7.125% due 08/15/2014                                  300,000       314,250
Seneca Gaming Corp.
   7.25% due 05/01/2012                                   100,000       103,250
Waterford Gaming, LLC
   8.625% due 09/15/2012                                   96,000       101,760
                                                                    -----------
                                                                        623,010

POLLUTION CONTROL - 0.66%
Waste Services, Inc.
   9.50% due 04/15/2014                                   100,000        95,000

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.17%
Innova S De R.L.
   12.875% due 04/01/2007                                  23,467        23,877
                                                      -----------   -----------
TOTAL CORPORATE BONDS (Cost $1,884,805)                             $ 1,920,262
                                                                    -----------

SHORT TERM INVESTMENTS - 23.47%
Federal Home Loan Bank Consolidated
   Discount Notes
   1.65% due 10/01/2004                               $ 2,700,000   $ 2,700,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                    688,503       688,503
                                                      -----------   -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $3,388,503)                                                   $ 3,388,503
                                                                    -----------
TOTAL INVESTMENTS (STRATEGIC INCOME TRUST)
   (COST $14,392,646) - 102.89%                                     $14,855,142

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.89)%                        (416,790)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $14,438,352
                                                                    ===========

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                -------------   -------------
PREFERRED STOCKS - 0.37%

UNITED STATES - 0.37%
DG Funding Trust *                                        236   $   2,537,000
                                                -------------   -------------
TOTAL PREFERRED STOCKS (Cost $2,501,600)                        $   2,537,000
                                                                -------------
U.S. TREASURY OBLIGATIONS - 9.32%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 3.31%
   2.00% due 01/15/2014 ***                     $   1,025,140       1,049,687
   3.00% due 07/15/2012 ***                         9,270,800      10,265,603
   3.50% due 01/15/2011 ***                         5,224,032       5,912,747
   4.25% due 01/15/2010 ***                         4,841,198       5,618,627
                                                                -------------
                                                                   22,846,664

U.S. TREASURY BONDS - 4.92%
   7.50% due 11/15/2016 ***                        15,400,000      19,790,802
   7.875% due 02/15/2021 ***                        4,000,000       5,412,656
   8.125% due 08/15/2019 ***                        6,400,000       8,761,747
                                                                -------------
                                                                   33,965,205

U.S. TREASURY STRIPS - 1.09%
   zero coupon PO due 05/15/2017 to
     02/15/2019                                    14,800,000       7,562,737
                                                -------------   -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $63,991,771)                                              $  64,374,606
                                                                -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.61%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.01%
   5.50% due 07/15/2031 ***                            47,019          47,434

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.83%
   1.85% due 09/25/2032 (b)***                        221,755         222,188
   2.19% due 03/25/2044 (b)***                      2,451,082       2,453,474
   5.50% TBA **                                     3,000,000       3,039,375
                                                                -------------
                                                                    5,715,037

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.17%
   3.375% due 02/20/2024 to
     06/20/2030 (b)***                                615,007         623,306
   6.25% due 01/20/2030 (b)***                        182,550         182,319
   6.375% due 03/20/2028 (b)***                        50,173          50,702
   6.625% due 11/20/2023 to
     10/20/2026 (b)***                                296,407         301,624
                                                                -------------
                                                                    1,157,951

SMALL BUSINESS ADMINISTRATION - 0.36%
   7.22% due 11/01/2020 ***                           371,808         413,904
   4.12% due 03/10/2014 ***                         1,591,069       1,535,305
   6.64% due 02/10/2011 ***                           512,070         554,478
                                                                -------------
                                                                    2,503,687

TENNESSE VALLEY AUTHORITY - 0.24%
   4.875% due 12/15/2016 ***                    $   1,600,000   $   1,695,734
                                                -------------   -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,019,771)                                              $  11,119,843
                                                                -------------

FOREIGN GOVERNMENT OBLIGATIONS - 42.11%

Federal Republic of Germany
   4.25% due 01/04/2014 ***                   EUR  12,300,000      15,621,763
   5.00% due 03/07/2008                       GBP  13,400,000      24,480,345
   5.375% due 01/04/2010 ***                  EUR   1,500,000       2,039,575
   8.75% due 07/24/2005 ***                     $   2,100,000       2,193,135
   9.375% due 03/31/2005 ***                  EUR     100,000          65,445

AUSTRALIA - 0.10%
Australian Commonwealth
   4.00% due 08/20/2010                       AUD     700,000         730,245

AUSTRIA - 0.81%
Republic of Austria
   5.25% due 01/04/2011 ***                   EUR   2,900,000       3,937,272
   5.50% due 01/15/2010 ***                         1,200,000       1,636,130
                                                                -------------
                                                                    5,573,402

BELGIUM - 0.18%
Kingdom of Belgium
   6.25% due 03/28/2007 ***                           100,000         134,543
   7.50% due 07/29/2008 ***                           800,000       1,148,172
                                                                -------------
                                                                    1,282,715

BRAZIL - 0.33%
Federal Republic of Brazil
   2.062% due 04/15/2006 (b)***                 $     131,840         132,005
   2.125% due 04/15/2009 to
     04/15/2012 (b)***                              2,214,883       2,120,629
                                                                -------------
                                                                    2,252,634

CANADA - 2.28%
Government of Canada
   5.50% due 06/01/2009 to
     06/01/2010 ***                           CAD  14,300,000      12,043,485
   6.00% due 06/01/2008 to 06/01/2011 ***           4,300,000       3,682,071
                                                                -------------
                                                                   15,725,556

FRANCE - 4.37%
Republic of France
   3.00% due 07/12/2008 ***                   EUR   4,000,000       4,953,113
   4.00% due 04/25/2009 ***                           140,000         179,165
   4.50% due 07/12/2006 ***                         5,200,000       6,672,768
   5.00% due 01/12/2006 ***                         8,800,000      11,280,902
   5.50% due 04/25/2010 ***                         5,190,000       7,097,529
                                                                -------------
                                                                   30,183,477

GERMANY - 19.51%
Federal Republic of Germany
   3.75% due 07/04/2013 ***                        17,000,000      20,860,657
   4.50% due 07/04/2009 to 01/04/2013 ***          11,050,000      14,435,882
   5.00% due 01/04/2012 to 07/04/2012 ***           9,800,000      13,146,582

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT           VALUE
                                             --------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

GERMANY (CONTINUED)
Federal Republic of Germany (continued)
    5.25% due 07/04/2010 to
        01/04/2011 ***                      EUR  25,800,000   $ 35,002,403
    5.625% due 01/04/2028 ***                    12,300,000     17,483,606
    6.25% due 04/26/2006 to 01/04/2030 ***        6,000,000      8,847,597
    6.50% due 07/04/2027 ***                     15,860,000     24,982,038
                                                              ------------
                                                               134,758,765

ITALY - 0.33%
Republic of Italy
    4.25% due 11/01/2009                            140,000        180,799
    5.50% due 11/01/2010                            560,000        767,839
    7.75% due 11/01/2006                          1,000,000      1,368,669
                                                              ------------
                                                                 2,317,307

JAPAN - 3.29%
Government of Japan
    0.30% due 12/20/2007 ***                JPY 560,000,000      5,080,071
    0.70% due 09/20/2008 ***                    130,000,000      1,191,345
    1.40% due 09/20/2011                        950,000,000      8,793,502
    1.60% due 09/20/2013 ***                    640,000,000      5,939,499
    2.40% due 06/20/2024                        178,000,000      1,707,110
                                                              ------------
                                                                22,711,527

MEXICO - 0.04%
Government of Mexico
    6.75% due 06/06/2006 ***                     28,000,000        279,632

NETHERLANDS - 0.02%
Kingdom of Netherlands
    5.00% due 07/15/2011 ***                EUR     100,000        133,972

PERU - 0.15%
Republic of Peru
    9.125% due 01/15/2008 (b)***            $       900,000      1,015,650

RUSSIA - 0.19%
Russian Federation
    5% coupon, step up to 7.5% on
        03/31/2007 due 03/31/2030 ***               230,000        221,375
    10.00% due 06/26/2007 ***                     1,000,000      1,131,450
                                                              ------------
                                                                 1,352,825
SOUTH AFRICA - 0.03%
Republic of South Africa
    8.375% due 10/17/2006 ***                       210,000        230,570

SPAIN - 0.57%
Kingdom of Spain
    5.15% due 07/30/2009 ***                EUR   2,910,000      3,911,696

UNITED KINGDOM - 3.48%
United Kingdom Treasury
    4.00% due 03/07/2009 ***                GBP   4,570,000      8,023,771
    5.00% due 03/07/2012 ***                      5,100,000      9,330,990
    7.25% due 12/07/2007 ***                        550,000      1,069,189
    8.00% due 09/27/2013                          2,540,000   $  5,641,488
                                                              ------------
                                                                24,065,438
                                                              ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $280,259,207)                                          $290,925,674
                                                              ------------
CORPORATE BONDS - 6.52%

AUSTRALIA - 0.67%
Queensland Treasury Corp.
    6.50% due 06/14/2005 ***                AUD   6,300,000      4,600,645

CANADA - 0.04%
Rogers Cablesystems, Ltd.
    10.00% due 03/15/2005 ***               $       300,000        308,625

CAYMAN ISLANDS - 0.24%
Pylon, Ltd., Class B Catastrophe Bond
    6.016% due 12/29/2008 (b)               EUR     600,000        767,551
Residential Reinsurance Ltd., Series 2002
    6.69% due 12/01/2005 (b)                $       300,000        300,840
Vita Capital, Ltd., 2003-I
    2.950% due 01/01/2007 (b)                       600,000        603,588
                                                              ------------
                                                                 1,671,979
DENMARK - 0.05%
Nykredit
    6.00% due 10/01/2029 ***                DKK   1,628,708        283,886
Unikredit Realred
    6.00% due 07/01/2029 ***                        318,790         55,539
                                                              ------------
                                                                   339,425

FRANCE - 0.09%
Axa, SA
    3.75% due 01/01/2017 ***                EUR     231,700        614,988

GERMANY - 0.10%
Landesbank Baden Wurttemberg
    5.50% due 04/02/2007 ***                        200,000        263,872
Lbank Rheinland Pfalz Giro
    4.75% due 04/04/2008 ***                        330,000        432,110
                                                              ------------
                                                                   695,982

ITALY - 0.43%
Findomestic
    4.764% due 12/20/2008 (b)***                  2,100,000      2,614,325
Italian Auto Transaction SPA, Series 1,
    Class A
    2.403% due 07/01/2008 (b)***                    262,587        326,377
                                                              ------------
                                                                 2,940,702

LUXEMBOURG - 0.17%
Tyco International Group S.A.
    4.375% due 11/19/2004 ***                       400,000        497,942
    5.875% due 11/01/2004 ***               $       700,000        701,851
                                                              ------------
                                                                 1,199,793

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                --------------  ------------
CORPORATE BONDS (CONTINUED)
MEXICO - 0.07%
Pemex Project Funding Master Trust
    8.625% due 02/01/2022 ***                   $      400,000  $    454,800

NETHERLANDS - 0.27%
Delphinus
    2.40% due 04/25/2093 (b)***                 EUR  1,500,000     1,874,173

SPAIN - 0.08%
Hipotebansa V Hipotecaria, Series A
    2.226% due 01/18/2018 (b)***                       452,935       543,646

SWEDEN - 0.13%
Swedbank ForeningsSparbanken
    2.47% due 12/11/2011 (b)***                 $      900,000       905,760

UNITED KINGDOM - 0.20%
Lloyds TSB Bank PLC
    5.625% due 07/15/2049 (b)***                EUR  1,020,000     1,369,305

UNITED STATES - 3.98%
CIT Group, Inc.
    3.18% due 01/31/2005 (b)***                 $      700,000       703,112
DaimlerChrysler NA Holding Corp., MTN Series D
    2.342% due 09/10/2007 (b)***                     3,800,000     3,804,020
Entergy Gulf States
    2.81% due 06/18/2007 (b)***                        500,000       502,210
Ford Motor Credit Company
    3.54% due 10/25/2004 (b)***                        700,000       700,504
    7.50% due 03/15/2005 ***                         1,970,000     2,013,433
    7.60% due 08/01/2005 ***                           700,000       726,895
Fuji (Mizuho) JGB Investment, LLC
    9.87% due 06/30/2049 (b)***                        260,000       305,154
General Motors Acceptance Corp., MTN
    2.595% due 05/18/2006 (b)***                     3,400,000     3,404,964
Harrahs Operating, Inc.
    7.875% due 12/15/2005 ***                          100,000       105,625
J. P. Morgan & Company, Inc., MTN Series A
    4.56% due 02/15/2012 (b)***                        360,000       399,600
KFW International Finance, Inc.
    5.75% due 01/15/2008 ***                         5,500,000     5,920,475
Kraft Foods, Inc.
    1.96% due 11/26/2004 (b)***                        300,000       299,940
MetLife, Inc.
    3.911% due 05/15/2005 ***                          200,000       202,061
MGM Mirage, Inc.
    6.95% due 02/01/2005 ***                         1,000,000     1,012,500
Mizuho Preferred Capital Company, LLC
    8.79% due 12/29/2049 (b)***                        100,000       114,325
Pacific Gas & Electric Company
    1.23% due 04/03/2006 (b)***                      1,510,000     1,511,388
Park Place Entertainment Corp.
    7.875% due 12/15/2005 ***                          100,000       105,250
Premium Asset Trust 0010
    2.095% due 11/27/2004 (b)                        1,000,000     1,000,121
Sprint Capital Corp.
    7.90% due 03/15/2005 ***                         3,060,000     3,134,878
Tricon Global Restaurants Inc.
    7.45% due 05/15/2005 ***                           100,000       102,813
UFJ Finance Aruba AEC
    6.75% due 07/15/2013 ***                           120,000       133,052
Verizon Wireless Capital LLC
    1.81% due 05/23/2005 (b)***                      1,300,000     1,299,340
                                                                ------------
                                                                  27,501,660
                                                                ------------
TOTAL CORPORATE BONDS (Cost $41,398,692)                        $ 45,021,483
                                                                ------------
MUNICIPAL BONDS - 0.93%
CALIFORNIA - 0.38%
California Infrastructure & Economic
    Development Bank Revenue
    5.00% due 07/01/2036 ***                           535,000       545,984
Golden State Tobacco Securitization Corp.,
    California, Series 2003-A-1
    6.25% due 06/01/2033 ***                         1,000,000       945,300
Long Beach California Community College
    District, Series A
    5.00% due 05/01/2028 ***                           100,000       102,593
Los Angeles California Wastewater Systems
    Revenue, Series A
    5.00% due 06/01/2027 to 06/01/2032 ***             800,000       818,278
Los Angeles County California Sanitation
    District
    5.00% due 10/01/2011 ***                           100,000       111,511
Metropolitan Water District Southern
    California Waterworks Revenue
    5.00% due 10/01/2036 ***                            45,000        45,891
Sacramento County California
    Public Financing
    Authority Tax Allocation Revenue
    4.75% due 12/01/2033 ***                            55,000        54,227
                                                                ------------
                                                                   2,623,784
CONNECTICUT - 0.02%
Connecticut State, Series C
    5.50% due 12/15/2013 ***                           100,000       115,648

GEORGIA - 0.04%
De Kalb County Georgia Water & Sewage
    Revenue, Series A
    5.00% due 10/01/2035 ***                           300,000       306,159

ILLINOIS - 0.03%
Chicago Illinois Board of Education
    5.00% due 12/01/2031 ***                           100,000       101,376
Chicago Illinois Water Revenue
    5.00% due 11/01/2026 ***                           100,000       111,376
                                                                ------------
                                                                     212,752

KENTUCKY - 0.01%
Louisville & Jefferson Kentucky Sewer,
    Series A
    5.00% due 05/15/2036 ***                           100,000       101,591

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                --------------  ------------
MUNICIPAL BONDS (CONTINUED)

LOUISIANA - 0.06%
Louisiana State, Series 2003A
    5.00% due 05/01/2014 ***                    $      400,000  $    440,940

MARYLAND - 0.05%
Maryland State Health & Higher Education,
    Series B
    5.00% due 07/01/2041 ***                           100,000       101,077
Washington Suburban San District Maryland
    5.25% due 06/01/2010 ***                           200,000       224,712
                                                                ------------
                                                                     325,789

MICHIGAN - 0.02%
Michigan State Building Authority Revenue,
    Series 1
    5.25% due 10/15/2013 ***                           100,000       113,189

NEW JERSEY - 0.02%
New Jersey State Transportation Trust Fund
    Authority, Series C
    5.00% due 06/15/2010 ***                           100,000       109,784

NEW YORK - 0.26%
New York, New York City Transitional
    Financial Authority
    5.00% due 02/01/2028 to 02/01/2033 ***             550,000       561,066
    5.25% due 08/01/2011 ***                           400,000       450,812
Tobacco Settlement Financing Corp.
    5.25% due 06/01/2013 ***                           700,000       753,074
                                                                ------------
                                                                   1,764,952

TEXAS - 0.03%
Harris County Texas
    5.00% due 08/01/2033 ***                           200,000       201,234
Lower Colorado River Authority
    5.00% due 05/15/2028 ***                            30,000        30,556
                                                                ------------
                                                                     231,790

WASHINGTON - 0.01%
Seattle Washington Water Systems Revenue
    5.00% due 09/01/2033 ***                           100,000       101,506
                                                                ------------
TOTAL MUNICIPAL BONDS (Cost $6,417,698)                         $  6,447,884
                                                                ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.85%

AUSTRALIA - 0.09%
Crusade Global Trust, Series 1999-1, Class A2
    2.041% due 02/15/2030 (b)***                       419,293       419,624
Homeside Mortgage Securities, Series 2001-1,
    Class A
    1.82% due 01/20/2027 (b)***                        102,520       102,114
Torrens Trust, Series 2000-1GA, Class A
    1.860% due 07/15/2031 (b)***                       130,998       131,131
                                                                ------------
                                                                     652,869
CAYMAN ISLANDS - 0.02%
SHL Corp., Ltd., Series 1999-1A, Class A2
    0.75% due 12/25/2024 (b)***                 JPY 11,072,340       100,639

IRELAND - 0.85%
Emerald Mortgages PLC. Series 2, Class A
    2.338% due 04/15/2028 (b)***                EUR    625,347  $    776,719
Lusitano Motgages PLC, Series 1, Class A
    2.396% due 12/15/2035 (b)***                       766,942       954,922
Paris Residential Funding PLC, Series 1A,
    Class A
    2.50% due 07/25/2011 (b)***                      3,322,629     4,128,516
                                                                ------------
                                                                   5,860,157

ITALY - 1.25%
Seashell Securities PLC, Series S, Class A
    2.42% due 10/25/2028 (b)***                      1,059,090     1,308,807
Siena Mortgages, Series 2003-4, Class A2
    2.346% due 12/16/2038 (b)***                     5,900,000     7,328,377
                                                                ------------
                                                                   8,637,184

NETHERLANDS - 1.99%
Atomium Mortgage Finance BV, Series 2003-I,
    Class A
    2.287% due 07/01/2034 (b)***                     2,548,590     3,172,129
Delphinus BV, Series 2001-II, Class A1
    2.406% due 11/28/2031 (b)***                     2,500,000     3,124,243
Delphinus BV, Series 2002-I, Class A1
    2.370% due 04/25/2092 (b)***                       500,000      622,117
Dutch MBS BV, Series X, Class B
    2.40% due 10/02/2079 (b)***                      1,000,000     1,249,123
Dutch MBS BV, Series XI, Class A1
    2.358% due 11/02/2035 (b)***                       847,620     1,058,782
Dutch Mortgage Portfolio Loans, B.V.,
    Series III, Class A
    2.364% due 11/20/2035 (b)***                     2,773,649     3,456,019
Holland Euro-Denominated Mortgage Backed
    Seies, Series 2, Class A
    2.417% due 04/18/2012 (b)***                       832,919     1,035,311
                                                                ------------
                                                                  13,717,724

UNITED KINGDOM - 0.93%
Bauhaus Securities Ltd., Series 1, Class A2
    2.438% due 10/30/2052 (b)***                     1,176,671     1,462,592
Dolerite Funding PLC, Series 1, Class A
    2.01% due 08/20/2032 (b)***                 $      382,091       381,862
Haus, Ltd.,Series 2000-1A, Class A2,
    2.915% due 12/10/2037 (b)***                     1,383,354     1,384,046
Holmes Financing PLC, Series 6, Class 3A
    2.355% due 10/15/2009 (b)***                EUR    800,000       995,819
Holmes Financing, Series 1, Class 3A2
    2.375% due 07/25/2010 (b)***                GBP  1,400,000     1,744,022
Ocwen Mortgage Loans, Series 4, Class A
    2.628% due 12/15/2031 (b)***                EUR     58,828        73,232
RMAC, Series 1999-NS2, Class A
    5.35% due 09/12/2041 (b)***                 GBP     34,880        62,688

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                --------------  ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED KINGDOM (CONTINUED)
SRM Investment Limited, Series 3, Class A
    2.335% due 08/26/2034 (b)***                EUR    281,850  $    350,757
                                                                ------------
                                                                   6,455,018

UNITED STATES - 4.72%
Bear Stearns ARM Trust, Series 2002-5,
    Class 5A
    5.942% due 06/25/2032 (b)***                $       36,898        36,933
Bear Stearns Commercial Mortgage Securities,
    Inc., Series 2004-ESA, Class A1
    1.82% due 05/14/2016 (b)***                      3,000,000     2,997,578
Commercial Mortgage Pass-Through Certificate,
    Series 2003-FL9, Class A1
    1.78% due 11/15/2015 (b)***                      1,286,509     1,286,136
Countrywide Alternative Loan Trust, Series
    2004-J4, Class 1A1
    1.99% due 06/25/2034 (b)***                        363,475       363,152
Countrywide Home Loans, Series 2002-HYB2,
    Class 6A1
    4.859% due 09/19/2032 (b)***                        66,422        66,828
Countrywide Home Loans, Series 2004-12,
    Class 14A2
    1.38% due 08/25/2034 (b)***                      2,874,383     2,869,101
Countrywide Mortgage Backed Securities, Inc.,
    Series 2004-7, Class 5A2
    2.11% due 05/25/2034 (b)***                      2,248,740     2,236,374
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2002-AR13,
    Class 3A
    5.740% due 05/25/2032 (b)***                        43,062        43,592
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2002-P2, Class A
    1.945% due 03/25/2032 (b)***                       188,629       186,679
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2003-8, Class 5A1
    6.50% due 04/25/2033 ***                           539,919       549,142
Credit Suisse First Boston Mortgage
    Securities Corp.,
    Series 2002-P3A, Class A1
    2.165% due 08/25/2033 (b)***                       452,852       450,878
Credit Suisse First Boston Mortgage, Series
    2004-CF1, Class A1
    1.945% due 05/25/2043 (b)***                     1,518,285     1,518,284
Credit Suisse First Boston Mortgage, Series
    2004-TFL1, Class A1
    1.21% due 02/15/2014 (b)***                      2,896,310     2,895,532
Fieldstone Mortgage Investment Corp., Series
    2004-1, Class 2A
    2.130% due 01/25/2035 (b)***                       431,052       431,168
First Alliance Mortgage Loan, Series 1997-4,
    Class A3
    1.830% due 12/20/2027 (b)***                       108,422       108,442
First Republic Mortgage Loan Trust, Series
    2001-FRB1, Class A
    1.950% due 11/15/2031 (b)***                     2,162,894     2,158,631
Government Lease Trust, Series 1999-C1A,
    Class B1,
    4.00% due 05/18/2011                               500,000       480,731
GS Mortgage Securities Corp., Series
    2001-1285, Class A2
    6.526% due 08/15/2018 ***                          200,000       223,784
GS Mortgage Securities Corp., Series 2003-1,
    Class A2
    2.54% due 01/25/2032 (b)***                      2,783,174     2,812,145
GS Mortgage Securities Corp., Series
    2003-FL6A, Class A1
    1.75% due 11/15/2015 (b)***                      1,197,040     1,196,321
GS Mortgage Securities Corp., Series
    2004-SEA1, Class A1A
    1.805% due 10/25/2033 (b)***                       626,204       626,329
Mellon Residential Funding Corp., Series
    2000-TBC3, Class A1
    1.820% due 12/15/2030 (b)***                     1,556,433     1,559,092
Merrill Lynch Credit Corp. Mortgage
    Investors, Inc., Series 1999-A, Class A
    1.98% due 03/15/2025 (b)***                        249,573       250,068
Morgan Stanley Capital I Inc.,
    Series 2004-XLF, Class A1
    1.74% due 04/15/2016 (b)***                      2,755,000     2,756,111
Residential Funding Mortgage Securities I,
    Series 2002-SA2, Class A1
    5.601% due 09/25/2032 (b)***                        49,621        49,543
Sequoia Mortgage Trust, Series 2003-4,
    Class 2A1
    1.95% due 07/20/2033 (b)***                      1,231,743     1,215,921
Sequoia Mortgage Trust, Series 5, Class A
    1.95% due 10/19/2026 (b)***                      1,924,425     1,923,181
Sequoia Mortgage Trust, Series 8, Class 2A
    1.90% due 08/20/2032 (b)***                        849,672       842,592
Washington Mutual Mortgage Securities Corp.,
    Series 2002-S5, Class 1A1
    5.14% due 10/25/2032 (b)***                        154,453       156,716
Washington Mutual Mortgage Securities, Series
    2002-AR2, Class A
    2.958% due 02/27/2034 (b)***                       319,156       320,220
                                                                ------------
                                                                  32,611,204
                                                                ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $65,751,078)                                             $ 68,034,795
                                                                ------------
ASSET BACKED SECURITIES - 3.70%

CAYMAN ISLANDS - 0.04%
Redwood Capital, Ltd., Series 2003-3,
    Class Note
    4.96% due 01/09/2006 (b)                           300,000       302,868

The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                --------------  ------------
ASSET BACKED SECURITIES
(CONTINUED)

UNITED STATES - 3.66%
Ameriquest Mortgage Securities, Inc., Series
    2003-1, Class A2
    2.25% due 02/25/2033 (b)***                 $       90,090  $     90,310
Ameriquest Mortgage Securities, Inc., Series
    2003-2, Class A
    1.86% due 03/25/2033 (b)***                        339,704       340,567
Amresco Residential Securities, Series
    1999-1, Class A
    2.31% due 06/25/2029 (b)***                        129,520       129,590
Argent Securities, Inc., Series 2003-W3,
    Class AF1
    2.00% due 10/25/2020 (b)***                        355,591       355,599
Bank One Issuance Trust, Series 2003-A2,
    Class A2
    1.81% due 10/15/2008 (b)***                      5,100,000     5,103,342
CDC Mortgage Capital Trust, Series 2003-HE2,
    Class A
    2.19% due 10/25/2033 (b)***                        457,419       457,983
Chase Funding Mortgage Loan Asset-Backed,
    Series 2003-5, Class 2A1
    1.96% due 02/25/2021 (b)***                        377,302       377,345
Countrywide Asset-Backed Certificates, Series
    2003-S2, Class A1
    1.785% due 12/25/2018 (b)***                       819,526       819,715
Countrywide Asset-Backed Certificates, Series
    2004-10, Class 2AV1
    1.938% due 09/25/2023 (b)***                     1,700,000     1,700,000
Credit-Based Asset Servicing and Securities,
    Series 2004-RP1, Class A2
    1.765% due 05/25/2050 (b)***                     4,282,516     4,277,831
Home Equity Asset Trust, Series 2002-1,
    Class A4
    1.75% due 11/25/2032 (b)***                         87,391        87,410
Home Equity Asset Trust, Series 2004-3,
    Class A3
    1.99% due 08/25/2034 (b)***                      1,004,871     1,004,870
Home Equity Mortgage Trust, Series 2002-4,
    Class A1
    2.015% due 07/25/2033 (b)***                       849,235       849,126
Irwin Home Equity, Series 2002-1, Class 2A1
    1.74% due 06/25/2029 (b)***                         86,770        86,748
Long Beach Mortgage Loan Trust,
    Series 2003-3, Class A
    1.935% due 07/25/2033 (b)***                     2,630,844     2,632,490
Residential Asset Mortgage Products, Inc.
    1.73% due 06/25/2032 (b)***                        225,303       225,515
Residential Asset Mortgage Products, Inc.,
    Series 2004-RS9, Class AII1
    2.00% due 09/25/2013 (b)***                      1,700,000     1,700,000
Residential Asset Securities Corp.,
    Series 2001-KS3, Class AII
    1.845% due 09/25/2031 (b)***                       328,854       328,995
Residential Asset Securities Corp.,
    Series 2002-KS4, Class AIIB
    2.09% due 07/25/2032 (b)***                        643,714       643,208
Saxon Asset Securities Trust, Series 2002-3,
    Class AV
    1.85% due 12/25/2032 (b)***                        129,261       129,507
Structured Asset Investment Loan Trust
    1.57% due 06/25/2033 (b)***                         69,338        69,333
    1.98% due 08/25/2010 (b)***                        657,684       657,740
Structured Asset Mortgage Investments, Inc.,
    Series 2004-AR3, Class 1A2
    1.89% due 07/19/2034 (b)***                      3,036,128     3,033,873
Structured Asset Securities Corp.
    1.61% due 08/25/2033 (b)***                         60,483        60,491
    1.74% due 07/25/2032 (b)***                         82,694        82,667
                                                                ------------
                                                                  25,244,255
                                                                ------------
TOTAL ASSET BACKED SECURITIES
 (Cost $25,554,951)                                             $ 25,547,123
                                                                ------------

SUPRANATIONAL OBLIGATIONS - 0.26%

BELGIUM(EUROCLEAR) - 0.26%
European Investment Bank
    1.335% due 04/22/2008 (b)***                     1,813,375     1,816,059
                                                                ------------
TOTAL SUPRANATIONAL OBLIGATIONS
 (Cost $1,819,540)                                              $  1,816,059
                                                                ------------

SHORT TERM INVESTMENTS - 31.31%
    Altria Group, Inc.
    2.393% due 10/29/2004 (b)***                $    1,700,000  $  1,699,696
Bank of Ireland
    1.590% due 10/18/2004 ***                        4,100,000     4,083,864
    1.785% due 12/08/2004 ***                        8,000,000     7,993,993
CDC Commercial Paper Corp.
    1.670% due 11/23/2004 ***                       13,700,000    13,666,317
Citibank NA
    1.75% due 12/07/2004 ***                        13,300,000    13,300,000
Comcast Corp.
    1.94% due 11/15/2004 ***                         1,000,000       997,575
Danske Corp., Series A
    1.58% due 10/29/2004 ***                        14,600,000    14,582,058
    1.645% due 11/22/2004 ***                        3,500,000     3,491,684
    1.790% due 12/20/2004 ***                        1,700,000     1,693,238
Federal Home Loan Bank Discount Notes
    1.595% due 11/12/2004 ***                        6,500,000     6,488,018
Federal Home Loan Mortgage Corporation
    Discount Notes
    1.545% due 10/25/2004 ***                        1,700,000     1,698,232
    1.58% due 11/02/2004 ***                         6,400,000     6,391,012
Federal National Mortgage Association
    zero coupon due 10/01/2004 ***                   3,100,000     3,096,900

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------    -------------
SHORT TERM INVESTMENTS (CONTINUED)
Federal National Mortgage Association
    Discount Notes
    1.18% due 11/01/2004 ***                      $  12,000,000    $  11,983,673
    1.56% due 10/27/2004 ***                          1,300,000        1,298,512
    1.66% due 11/24/2004 ***                          7,600,000        7,580,835
    1.687% due 12/01/2004 ***                         1,300,000        1,296,244
    1.78% due 12/15/2004 ***                          4,500,000        4,483,219
    1.819% due 12/22/2004 ***                         2,500,000        2,489,465
General Electric Capital Corp.
    1.60% due 11/09/2004 ***                         10,600,000       10,581,627
General Motors Acceptance Corp.
    2.404% due 03/22/2005 ***                         1,700,000        1,680,474
    2.535% due 04/05/2005 ***                           100,000           98,701
HBOS Treasury Services PLC
    1.625% due 11/02/2004 ***                         4,500,000        4,493,500
    1.72% due 11/30/2004 ***                          7,900,000        7,877,353
    1.73% due 12/01/2004 to 12/02/2004 ***              300,000          299,118
    1.785% due 12/09/2004 ***                           700,000          697,605
Rabobank USA Financial Corp.
    1.86% due 10/01/2004 ***                          8,900,000        8,900,000
Royal Bank of Scotland
    1.63% due 11/03/2004 ***                          8,300,000        8,287,598
Shell Finance (UK) PLC
    1.685% due 11/24/2004 ***                        10,200,000       10,174,220
Svenska Handlesbanken, Inc.
    1.65% due 11/22/2004 ***                          2,100,000        2,094,995
    1.66% due 11/22/2004 ***                          8,900,000        8,878,660
    1.74% due 12/03/2004 ***                          1,400,000        1,395,737
UBS Finance Delaware, Inc.
    1.665% due 11/23/2004 ***                        11,300,000       11,272,301
    1.69% due 11/29/2004 to 11/30/2004 ***            8,400,000        8,376,652
    1.70% due 11/30/2004 ***                            100,000           99,717
    1.735% due 12/03/2004 ***                           100,000           99,696
United States Treasury Bills
    zero coupon due 12/02/2004 to
        12/16/2004 *** ****                           4,630,000        4,617,234
Westpac Capital Corp.
    1.665% due 11/26/2004 ***                        18,100,000       18,055,632
                                                  -------------    -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $216,298,884)                                               $ 216,295,355
                                                                   -------------

REPURCHASE AGREEMENTS - 0.57%
Repurchase Agreement with State Street            $   3,925,000    $   3,925,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $3,925,071 on
    10/01/2004, collateralized by
    $2,890,000 U.S. Treasury Bonds,
    8.125% due 08/15/2019 (valued at
    $4,009,875, including interest)
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $3,925,000)                                                 $   3,925,000
                                                                   -------------
TOTAL INVESTMENTS (GLOBAL BOND TRUST)
    (COST $718,938,192) - 106.55%                                  $ 736,044,822
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.55)%                      (45,236,883)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 690,807,939
                                                                   =============

DIVERSIFIED BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                              ------------   ------------
U.S. TREASURY OBLIGATIONS - 22.79%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 1.07%
    3.625% due 01/15/2008                     $  2,110,464   $  2,314,504
    3.875% due 04/15/2029                        2,143,166      2,842,709
                                                             ------------
                                                                5,157,213

U.S. TREASURY BONDS - 7.55%
    5.25% due 02/15/2029                        14,810,000     15,418,024
    5.375% due 02/15/2031                        1,580,000      1,692,575
    6.50% due 11/15/2026                         2,749,000      3,324,143
    7.875% due 02/15/2021                        1,840,000      2,489,822
    8.75% due 08/15/2020                         2,045,000      2,964,371
    8.875% due 08/15/2017                        7,445,000     10,620,754
                                                             ------------
                                                               36,509,689

U.S. TREASURY NOTES - 14.17%
    1.125% due 06/30/2005                       31,000,000     30,782,039
    3.25% due 08/15/2007                         7,900,000      7,987,335
    3.875% due 02/15/2013                        6,280,000      6,240,750
    5.00% due 02/15/2011                         1,400,000      1,505,164
    5.75% due 08/15/2010                        15,100,000     16,833,555
    6.00% due 08/15/2009                         4,630,000      5,175,835
                                                             ------------
                                                               68,524,678
                                                             ------------

TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $107,642,963)                                         $110,191,580
                                                             ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.68%

FEDERAL HOME LOAN BANK - 3.71%
    2.50% due 12/15/2005                         6,425,000      6,431,875
    3.00% due 04/15/2009                         5,350,000      5,211,023
    3.75% due 08/15/2007                         3,880,000      3,941,583
    6.50% due 06/01/2032 to 07/01/2034           2,242,989      2,354,452
                                                             ------------
                                                               17,938,933

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 5.21%
    1.50% due 08/15/2005                         3,750,000      3,724,069
    5.50% due 07/15/2006 to 01/01/2034           6,368,261      6,470,812
    5.875% due 03/21/2011                        4,130,000      4,483,387
    6.00% due 04/01/2016 to 08/01/2017           3,611,486      3,787,381
    6.00% TBA **                                 6,500,000      6,711,250
                                                             ------------
                                                               25,176,899

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 17.02%
    3.78% due 09/01/2033 (b)                     5,837,797      5,794,051
    3.857% due 07/01/2033 (b)                      677,027        671,935
    4.25% due 07/15/2007                         2,200,000      2,264,599

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT           VALUE
                                            --------------   --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
    5.00% due 06/01/2018 to 07/01/2019      $    5,418,154   $    5,516,217
    5.50% due 03/15/2011 to 09/01/2034           8,791,103        9,010,532
    5.50% TBA **                                 2,715,000        2,804,934
    6.00% due 05/15/2008 to 06/01/2016           3,491,244        3,758,928
    6.00% TBA **                                34,140,000       35,302,877
    6.25% due 05/15/2029                         3,000,000        3,349,224
    6.50% due 06/01/2031 to 04/01/2034           7,680,033        8,068,761
    7.00% due 09/01/2031 to 06/01/2032           3,268,535        3,469,951
    7.50% due 01/25/2028 to 08/01/2031           2,107,607        2,272,208
                                                             --------------
                                                                 82,284,217

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.74%
    5.00% due 10/15/2033                         3,652,031        3,642,987
    5.50% due 01/15/2034                        11,834,351       12,058,158
    6.00% due 06/15/2033                         1,354,491        1,406,636
    6.50% TBA **                                   130,000          137,028
    7.00% due 04/15/2029                           308,473          329,266
    8.00% due 10/15/2026 to 04/15/2030             481,829          527,728
                                                             --------------
                                                                 18,101,803
                                                             --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $142,799,070)                                         $  143,501,852
                                                             --------------
FOREIGN GOVERNMENT OBLIGATIONS - 4.24%

ARGENTINA - 0.08%
Republic of Argentina
    1.98% due 08/03/2012 (b)                       500,000          370,500

BRAZIL - 0.41%
Federal Republic of Brazil
    8.00% due 04/15/2014                           469,109          463,855
    10.00% due 08/07/2011                          775,000          855,212
    10.25% due 06/17/2013                          600,000          663,900
                                                             --------------
                                                                  1,982,967

CANADA - 0.05%
Government of Canada
    5.50% due 06/01/2010                    CAD    275,000          231,737

COLOMBIA - 0.23%
Republic of Colombia
    10.00% due 01/23/2012                   $    1,025,000        1,135,700

DENMARK - 0.02%
Kingdom of Denmark
    6.00% due 11/15/2009                    DKK    450,000           83,790

DOMINICAN REPUBLIC - 0.13%
Government of Dominican Republic
    9.04% due 01/23/2013                    $      640,000          498,560
    9.50% due 09/27/2006                           160,000          136,896
                                                             --------------
                                                                    635,456
ECUADOR - 0.11%
Republic of Ecuador
    8.00% due 08/15/2030                    $      675,000   $      546,750

GERMANY - 0.74%
Federal Republic of Germany
    5.25% due 01/04/2008 to 01/04/2011      EUR  1,375,000        1,852,839
    6.25% due 01/04/2030                           500,000          769,388
    6.50% due 10/14/2005                           750,000          970,241
                                                             --------------
                                                                  3,592,468

HUNGARY - 0.03%
Republic of Hungary
    6.50% due 08/24/2006                    HUF 30,000,000          139,089

JAPAN - 0.33%
Government of Japan
    0.50% due 06/20/2013                    JPY 15,000,000          127,206
    0.70% due 11/22/2004                        10,000,000           90,826
    0.90% due 12/22/2008                        30,000,000          277,129
    1.80% due 03/22/2010                       115,000,000        1,104,605
                                                             --------------
                                                                  1,599,766

MEXICO - 0.53%
Government of Mexico
    6.375% due 01/16/2013                   $      775,000          816,075
    7.50% due 03/08/2010                    EUR    300,000          427,901
    8.00% due 12/07/2023                    MXN  2,100,000          144,469
    8.30% due 08/15/2031                    $      400,000          455,000
    8.375% due 01/14/2011 (a)                      160,000          187,600
    9.875% due 02/01/2010                          295,000          363,735
    11.375% due 09/15/2016                         100,000          147,250
                                                             --------------
                                                                  2,542,030

PANAMA - 0.12%
Republic of Panama
    8.875% due 09/30/2027                          350,000          367,500
    9.375% due 07/23/2012                          150,000          169,875
    10.75% due 05/15/2020                           25,000           30,000
                                                             --------------
                                                                    567,375

PERU - 0.08%
Republic of Peru
    9.125% due 02/21/2012                          200,000          224,000
    9.875% due 02/06/2015                          150,000          172,500
                                                             --------------
                                                                    396,500

PHILIPPINES - 0.06%
Republic of Philipppines
    9.125% due 02/22/2010                   EUR    150,000          195,389
    10.625% due 03/16/2025                  $      100,000          106,750
                                                             --------------
                                                                    302,139

POLAND - 0.03%
Government of Poland
    5.00% due 10/24/2013                    PLN    500,000          125,780

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT            VALUE
                                         -------------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

ROMANIA - 0.03%
Republic of Romania
    8.50% due 05/08/2012                 EUR         100,000   $   152,735

RUSSIA - 0.52%
Russian Federation
    5% coupon, step up to 7.5% on
        03/31/2007 due 03/31/2030        $         1,650,000     1,588,125
    8.25% due 03/31/2010                             850,000       924,375
                                                               -----------
                                                                 2,512,500

SWEDEN - 0.03%
Kingdom of Sweden
    5.00% due 01/28/2009                 SEK       1,100,000       158,954

TURKEY - 0.29%
Republic of Turkey
    zero coupon due 04/27/2005           TRL 985,100,000,000       732,333
    9.50% due 01/15/2014                 $           575,000       652,625
                                                               -----------
                                                                 1,384,958

UKRAINE - 0.10%
Republic of Ukraine
    7.65% due 06/11/2013                             500,000       502,625

UNITED KINGDOM - 0.08%
Government of United Kingdom
    6.00% due 12/07/2028                 GBP          60,000       129,140
    7.25% due 12/07/2007                              70,000       136,079
    8.00% due 12/07/2015                              25,000        57,569
    8.50% due 12/07/2005                              30,000        56,707
                                                               -----------
                                                                   379,495

VENEZUELA - 0.24%
Republic of Venezuela
    9.25% due 09/15/2027                 $           700,000       689,850
    10.75% due 09/19/2013                            425,000       477,488
                                                               -----------
                                                                 1,167,338
                                                               -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $20,705,674)                                            $20,510,652
                                                               -----------

CORPORATE BONDS - 29.99%

ADVERTISING - 0.01%
R H Donnelley Finance Corp.
    10.875% due 12/15/2012                            50,000        60,625

AEROSPACE - 0.59%
Raytheon Company
    6.00% due 12/15/2010                             250,000       273,959
Systems 2001 Asset Trust LLC
    6.664% due 09/15/2013                            948,623     1,053,759
Systems 2001 Asset Trust, Series 2001,
    Class B
    7.156% due 12/15/2011                          1,405,860     1,516,651
                                                               -----------
                                                                 2,844,369

AGRICULTURE - 0.07%
Burns Philp Capital Property, Ltd.
    10.75% due 02/15/2011                $           185,000   $   204,425
Gold Kist, Inc.
    10.25% due 03/15/2014                            115,000       127,650
                                                               -----------
                                                                   332,075

AIR TRAVEL - 0.06%
Delta Air Lines, Inc.
    2.41% due 01/25/2008 (b)                         172,375       173,460
    7.70% due 12/15/2005                             250,000       108,750
                                                               -----------
                                                                   282,210

ALUMINUM - 0.04%
Alcan Aluminum, Ltd.
    5.20% due 01/15/2014                             180,000       184,784

AMUSEMENT & THEME PARKS - 0.09%
AMC Entertainment, Inc.
    9.875% due 02/01/2012                            150,000       155,250
Six Flags, Inc.
    8.875% due 02/01/2010                            300,000       281,250
                                                               -----------
                                                                   436,500

AUTO PARTS - 0.19%
Delphi Corp.
    6.50% due 08/15/2013                             170,000       174,352
Delphi Trust II
    6.197% due 11/15/2033 (b)                        350,000       355,376
TRW Automotive, Inc.
    11.00% due 02/15/2013                            215,000       255,850
United Rentals North America, Inc.
    6.50% due 02/15/2012                             155,000       149,187
                                                               -----------
                                                                   934,765

AUTO SERVICES - 0.30%
Hertz Corp.
    2.90% due 08/05/2008 (b)                         665,000       671,259
    6.35% due 06/15/2010                             735,000       761,536
                                                               -----------
                                                                 1,432,795

AUTOMOBILES - 0.82%
DaimlerChrysler North America Holding
    2.340% due 05/24/2006 (b)                        640,000       642,369
    4.05% due 06/04/2008                           1,250,000     1,261,204
    4.75% due 01/15/2008                           1,055,000     1,086,524
    7.20% due 09/01/2009                             400,000       450,226
    8.00% due 06/15/2010                             330,000       383,675
Ford Motor Company
    7.45% due 07/16/2031                             115,000       112,761
General Motors Corp.
    8.375% due 07/15/2033                             50,000        53,089
                                                               -----------
                                                                 3,989,848

BANKING - 2.10%
Allied Irish Banks PLC
    7.50% due 12/29/2049 (b)             EUR         100,000       146,540

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT           VALUE
                                       --------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Bank of Ireland
    6.45% due 02/10/2010               EUR    100,000   $      140,083
Barclays Bank PLC, ADR
    6.86% due 06/15/2032 (b)           $      160,000          176,138
Capital One Financial Corp.
    7.25% due 05/01/2006                      690,000          731,953
Credit Suisse First Boston Mortgage
    4.911% due 06/25/2009 (b)               2,290,413        2,321,111
HSBC Bank USA
    4.625% due 04/01/2014                     850,000          833,370
Independence Community Bank Corp.
    3.75% due 04/01/2014 (b)                  270,000          262,278
Kazkommerts International BV
    8.50% due 04/16/2013                      775,000          787,826
MBNA America Bank
    5.375% due 01/15/2008                     875,000          917,483
Nykredit AS
    5.00% due 10/01/2035               DKK    120,764           19,830
RBS Capital Trust I
    4.709% due 12/29/2049 (b)          $      280,000          270,823
RBS Capital Trust IV
    2.775% due 09/30/2014 (b)               1,450,000        1,460,116
Wells Fargo Company
    3.50% due 04/04/2008                    1,000,000        1,001,792
Zions Bancorporation
    6.00% due 09/15/2015                    1,000,000        1,062,743
                                                        --------------
                                                            10,132,086

BROADCASTING - 1.44%
Canwest Media, Inc.
    10.625% due 05/15/2011                    140,000          159,250
CCO Holdings, LLC
    8.75% due 11/15/2013                      250,000          245,312
Clear Channel Communications, Inc.
    5.50% due 09/15/2014                      730,000          726,166
    6.00% due 11/01/2006                      500,000          525,027
    7.65% due 09/15/2010                      750,000          855,845
Cox Radio, Inc.
    6.375% due 05/15/2005                   1,000,000        1,018,357
Liberty Media Corp.
    3.380% due 09/17/2006 (b)               2,715,000        2,744,078
    3.50% due 09/25/2006                       70,000           69,717
News America Holdings, Inc.
    6.75% due 01/09/2038                      110,000          122,494
Nextmedia Operating, Inc.
    10.75% due 07/01/2011                     150,000          168,938
Quebecor Media, Inc.
    11.125% due 07/15/2011                    110,000          127,050
Young Broadcasting, Inc.
    10.00% due 03/01/2011                     175,000          180,250
                                                        --------------
                                                             6,942,484

BUSINESS SERVICES - 0.45%
Electronic Data Systems Corp.
    6.00% due 08/01/2013               $      500,000   $      504,311
Iron Mountain, Inc.
    6.625% due 01/01/2016                     100,000           97,500
PHH Corp.
    7.125% due 03/01/2013                   1,210,000        1,383,823
Quintiles Transnational Corp.
    10.00% due 10/01/2013                     200,000          212,000
                                                        --------------
                                                             2,197,634

CABLE AND TELEVISION - 0.70%
AOL Time Warner, Inc.
    7.625% due 04/15/2031                     460,000          529,460
Charter Communications Operating LLC
    8.00% due 04/30/2012                       75,000           74,812
Comcast Corp., Class A
    5.30% due 01/15/2014                    1,000,000        1,002,167
    7.05% due 03/15/2033                      290,000          318,143
Cox Communications, Inc.
    6.75% due 03/15/2011                      500,000          535,142
    7.75% due 11/01/2010                      375,000          417,923
Univision Communications, Inc.
    3.875% due 10/15/2008                     500,000          497,875
                                                        --------------
                                                             3,375,522

CELLULAR COMMUNICATIONS - 0.56%
AT&T Wireless Services, Inc.
    8.75% due 03/01/2031                      140,000          183,824
Centennial Communications Corp.
    8.125% due 02/01/2014                     150,000          143,062
Crown Castle International Corp.
    7.50% due 12/01/2013                      250,000          261,875
Motorola, Inc.
    7.50% due 05/15/2025                      170,000          195,047
Nextel Communications, Inc.
    7.375% due 08/01/2015                     150,000          161,250
Triton PCS, Inc.
    8.75% due 11/15/2011                      140,000           95,200
Verizon Wireless Capital LLC
    5.375% due 12/15/2006                   1,125,000        1,177,594
Vodafone Group PLC
    5.375% due 01/30/2015                     370,000          382,590
Western Wireless Corp.
    9.25% due 07/15/2013                      100,000          102,000
                                                        --------------
                                                             2,702,442

CHEMICALS - 0.61%
E.I. Du Pont De Nemours & Company
    4.125% due 04/30/2010                   1,000,000        1,009,060
ICI Wilmington, Inc.
    4.375% due 12/01/2008                     930,000          940,701
Lubrizol Corp.
    4.625% due 10/01/2009                     700,000          700,131

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Millennium America, Inc.
    9.25% due 06/15/2008                    $  125,000   $  137,812
Nalco Company
    8.875% due 11/15/2013                      150,000      161,250
                                                         ----------
                                                          2,948,954
COAL - 0.02%
Luscar Coal, Ltd.
    9.75% due 10/15/2011                       100,000      113,500

COMMERCIAL SERVICES - 0.33%
Cendant Corp.
    6.25% due 01/15/2008                       500,000      538,974
    6.875% due 08/15/2006                      600,000      639,511
    7.375% due 01/15/2013                      290,000      335,551
Synagro Technologies, Inc.
    9.50% due 04/01/2009                       100,000      107,000
                                                         ----------
                                                          1,621,036

CONSTRUCTION & MINING EQUIPMENT - 0.04%
Graphic Packaging International, Inc.
    9.50% due 08/15/2013                       150,000      171,375

CONSTRUCTION MATERIALS - 0.04%
Associated Materials, Inc.
    zero coupon, Step up to 11.25% on
        03/1/2009 due 03/01/2014               250,000      181,875

CONTAINERS & GLASS - 0.07%
Owens Brockway Glass Container
    8.75% due 11/15/2012                       250,000      277,500
Vitro, SA de CV
    11.75% due 11/01/2013                       50,000       46,375
                                                         ----------
                                                            323,875

CRUDE PETROLEUM & NATURAL GAS - 0.05%
Premcor Refining Group, Inc.
    7.75% due 02/01/2012                       245,000      267,050

DOMESTIC OIL - 0.16%
Devon Financing Corp., ULC
    6.875% due 09/30/2011                      300,000      338,480
Union Oil Company of California
    7.50% due 02/15/2029                       360,000      429,163
                                                         ----------
                                                            767,643

DRUGS & HEALTH CARE - 0.14%
WH Holdings/WH Capital Corp.
    9.50% due 04/01/2011                       115,000      124,487
Wyeth
    4.125% due 03/01/2008                      550,000      556,516
                                                         ----------
                                                            681,003
ELECTRICAL EQUIPMENT - 0.39%
Midamerican Energy Company
    4.65% due 10/01/2014                       550,000      543,124
SP PowerAssets, Ltd.
    5.00% due 10/22/2013                       450,000      455,905
TXU Energy Company, LLC
    2.38% due 01/17/2006 (b)                   870,000      872,084
                                                         ----------
                                                          1,871,113

ELECTRICAL UTILITIES - 1.05%
AES Corp.
    9.375% due 09/15/2010                      325,000      366,031
Dominion Resources, Inc.
    5.70% due 09/17/2012                       375,000      394,320
Edison Mission Energy
    9.875% due 04/15/2011                      400,000      466,000
Empresa Nacional De Electricidad
    8.50% due 04/01/2009                       420,000      473,958
Oncor Electric Delivery Company
    7.00% due 05/01/2032                       250,000      285,304
Pacific Gas & Electric Company
    4.20% due 03/01/2011                       875,000      864,956
    4.80% due 03/01/2014                       610,000      605,465
Progress Energy, Inc.
    7.75% due 03/01/2031                       170,000      200,986
PSEG Power LLC
    5.00% due 04/01/2014                       750,000      731,258
    8.625% due 04/15/2031                      250,000      320,140
United Energy Distribution Property, Ltd.
    4.70% due 04/15/2011                       350,000      354,806
                                                         ----------
                                                          5,063,224

ELECTRONICS - 0.45%
Jabil Circuit, Inc.
    5.875% due 07/15/2010                      870,000      910,138
Koninklijke Philips Electronics NV
    7.20% due 06/01/2026                       500,000      582,840
Solectron Corp.
    9.625% due 02/15/2009                      225,000      249,187
Stoneridge, Inc.
    11.50% due 05/01/2012                      215,000      243,488
Viasystems, Inc.
    10.50% due 01/15/2011                      210,000      199,500
                                                         ----------
                                                          2,185,153

ENERGY - 0.08%
First Energy Corp.
    7.375% due 11/15/2031                       90,000      101,078
Progress Energy, Inc.
    5.85% due 10/30/2008                       250,000      266,044
                                                         ----------
                                                            367,122

FINANCIAL SERVICES - 8.45%
Ace INA Holdings, Inc.
    5.875% due 06/15/2014                    1,620,000    1,692,466
Assurant, Inc.
    5.625% due 02/15/2014                      300,000      307,841
Bank of America Corp.
    5.375% due 06/15/2014                      530,000      550,395
    7.125% due 09/15/2006                    1,000,000    1,077,717

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT          VALUE
                                                -----------    -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bear Stearns Arm Trust
    4.344% due 07/25/2034 (b)                   $ 2,712,581    $ 2,706,415
Capital One Bank
    5.00% due 06/15/2009                            660,000        683,493
Citigroup, Inc.
    5.00% due 09/15/2014                            930,000        931,157
Corporacion Andina de Fomento
    6.875% due 03/15/2012                           375,000        421,740
Credit Suisse First Boston USA, Inc.
    6.50% due 01/15/2012                            500,000        555,454
Cullen Frost Cap Trust I
    3.34% due 03/01/2034 (b)                        360,000        371,933
DBS Capital Funding Corp.
    7.657% due 03/15/2049 (b)                       310,000        360,141
Ford Motor Credit Company
    7.375% due 10/28/2009                         3,600,000      3,943,206
General Electric Capital Corp.
    5.45% due 01/15/2013                          1,750,000      1,854,022
General Electric Capital Corp., MTN, Series A
    6.00% due 06/15/2012                            250,000        274,662
General Motors Acceptance Corp.
    6.875% due 09/15/2011                           750,000        786,767
    7.00% due 02/01/2012                          1,375,000      1,438,753
    7.75% due 01/19/2010                          2,170,000      2,384,522
    8.00% due 11/01/2031                          1,750,000      1,811,234
HBOS PLC
    3.125% due 01/12/2007                           875,000        874,136
Household Finance Corp.
    6.40% due 06/17/2008                          1,875,000      2,045,856
HVB Funding Trust III
    9.00% due 10/22/2031                            380,000        488,998
International Lease Finance Corp.
    3.50% due 04/01/2009                             20,000         19,576
    4.55% due 10/15/2009                            400,000        408,709
    4.75% due 07/01/2009                          1,560,000      1,606,196
J.P. Morgan Chase & Company
    5.35% due 03/01/2007                            750,000        787,396
Labranche & Company, Inc.
    9.50% due 05/15/2009                            100,000        100,000
MBNA Capital B
    2.494% due 02/01/2027 (b)                     1,180,000      1,122,886
Mizuho Financial Group Cayman, Ltd.
    5.79% due 04/15/2014                            400,000        412,692
Nationwide Life Global Funding I
    5.35% due 02/15/2007                            180,000        188,105
NiSource Finance Corp.
    6.15% due 03/01/2013                            400,000        433,612
    7.875% due 11/15/2010                           830,000        980,842
PCCW - HKTC Capital, Ltd.
    7.75% due 11/15/2011                            340,000        394,647
Pemex Finance, Ltd.
    7.33% due 05/15/2012                            580,000        656,102
Reliastar Financial Corp.
    6.50% due 11/15/2008                            730,000        796,058
SB Treasury Company LLC
    9.40% due 12/29/2049 (b)                        340,000        400,108
SLM Corp., Series MTNA
    5.00% due 04/15/2015                          1,375,000      1,361,510
The Goldman Sachs Group, Inc.
    2.57% due 09/29/2014 (b)                      1,420,000      1,419,925
    5.00% due 10/01/2014                            930,000        919,915
    5.25% due 04/01/2013                          1,250,000      1,272,254
UFJ Finance Aruba AEC
    6.75% due 07/15/2013                            300,000        332,630
Washington Mutual Bank Fa Chatswort
    5.65% due 08/15/2014                            500,000        518,309
Washington Mutual, Inc.
    5.625% due 01/15/2007                         1,125,000      1,182,469
                                                               -----------
                                                                40,874,849

FOOD & BEVERAGES - 0.70%
Ahold Finance USA, Inc.
    8.25% due 07/15/2010                            150,000        169,125
Cadbury Schweppes US Finance LLC
    5.125% due 10/01/2013                           400,000        406,187
Kellogg Company, Series B
    6.60% due 04/01/2011                            490,000        551,748
Nabisco, Inc.
    7.05% due 07/15/2007                            420,000        460,109
    7.55% due 06/15/2015                          1,500,000      1,794,410
                                                               -----------
                                                                 3,381,579

FOREST PRODUCTS - 0.04%
Weyerhaeuser Company
    7.375% due 03/15/2032                           150,000        172,123

GAS & PIPELINE UTILITIES - 0.16%
Duke Capital LLC
    7.50% due 10/01/2009                            240,000        273,456
Dynegy Holdings, Inc.
    10.125% due 07/15/2013                          100,000        115,000
Sunoco, Inc.
    4.875% due 10/15/2014                           250,000        247,355
Williams Companies, Inc.
    8.125% due 03/15/2012                           140,000        161,350
                                                               -----------
                                                                   797,161

HEALTHCARE SERVICES - 0.36%
Aetna, Inc.
    7.375% due 03/01/2006                           250,000        265,016
Concentra Operations Corp.
    9.125% due 06/01/2012                            80,000         87,600
Health Net, Inc.
    8.375% due 04/15/2011                           710,000        875,050
Humana, Inc.
    7.25% due 08/01/2006                            500,000        533,759
                                                               -----------
                                                                 1,761,425

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             -----------    -----------
CORPORATE BONDS (CONTINUED)
HOLDINGS COMPANIES/CONGLOMERATES - 0.03%
Pharma Services Intermediate Holding Corp.
    zero coupon, Step up to 11.50% on
        4/1/2009 due 04/01/2014              $   250,000    $   157,500

HOMEBUILDERS - 0.58%
Centex Corp.
    4.75% due 01/15/2008                         180,000        184,875
Lennar Corp.
    5.95% due 03/01/2013                         120,000        126,904
Lennar Corp., Series B
    9.95% due 05/01/2010                         130,000        141,537
MDC Holdings, Inc.
    5.50% due 05/15/2013                         250,000        254,097
Pulte Homes, Inc.
    6.25% due 02/15/2013                         525,000        560,714
    7.875% due 08/01/2011                        380,000        442,454
    8.125% due 03/01/2011                        225,000        264,067
Technical Olympic USA, Inc.
    10.375% due 07/01/2012                       250,000        280,000
Toll Brothers, Inc.
    6.875% due 11/15/2012                        250,000        278,808
Williams Lyon Homes, Inc.
    10.75% due 04/01/2013                        245,000        282,975
                                                            -----------
                                                              2,816,431

HOTELS & RESTAURANTS - 0.37%
Boyd Gaming Corp.
    9.25% due 08/01/2009                         175,000        191,187
Buffets, Inc.
    11.25% due 07/15/2010                        150,000        159,000
Circus & Eldorado Joint Venture
    10.125% due 03/01/2012                       150,000        159,750
Harrahs Operating Company, Inc.
    5.50% due 07/01/2010                         390,000        402,977
Hilton Hotels Corp.
    7.625% due 12/01/2012                        170,000        197,625
    8.25% due 02/15/2011                         460,000        543,375
Starwood Hotels & Resorts Worldwide, Inc.
    7.875% due 05/01/2012                        120,000        135,750
                                                            -----------
                                                              1,789,664

INDUSTRIAL MACHINERY - 0.11%
Caterpillar Finiancial Services Corp.
    4.50% due 06/15/2009                         530,000        544,369

INSURANCE - 2.47%
Lincoln National Corp.
    6.20% due 12/15/2011                         380,000        414,771
MetLife, Inc.
    3.911% due 05/15/2005                        755,000        762,781
Monumental Global Funding
    1.76% due 05/19/2006 (b)                   2,270,000      2,265,149
    5.20% due 01/30/2007                       1,125,000      1,180,533
Nationwide Mutual Insurance Company
    7.875% due 04/01/2033                        170,000        202,412
Prudential Financial, Inc.
    4.75% due 04/01/2014                       1,720,000      1,683,674
Prudential Insurance Company
    6.375% due 07/23/2006                      1,050,000      1,115,940
Washington Mutual
    4.73% due 10/25/2034 (b)                   3,822,605      3,853,082
XL Capital, Ltd.
    5.25% due 09/15/2014                         445,000        446,664
                                                            -----------
                                                             11,925,006

INTERNATIONAL OIL - 0.39%
Newfield Exploration Company
    8.375% due 08/15/2012                        200,000        225,000
Pemex Project Funding Master Trust
    2.82% due 06/15/2010 (b)                   1,300,000      1,313,650
Ras Laffan Liquefied Natural Gas
    3.437% due 09/15/2009                        348,080        344,585
                                                            -----------
                                                              1,883,235

LEISURE TIME - 0.10%
Carmike Cinemas, Inc.
    7.50% due 02/15/2014                         150,000        151,875
Cinemark Inc.
    zero coupon, Step up to 9.75% on
        03/15/2009 due 03/15/2014                 50,000         34,375
Cinemark USA, Inc.
    9.00% due 02/01/2013                         100,000        111,750
Royal Caribbean Cruises, Ltd.
    8.75% due 02/02/2011                         150,000        175,125
                                                            -----------
                                                                473,125

MANUFACTURING - 0.31%
Bombardier, Inc.
    7.45% due 05/01/2034                         190,000        159,847
Jacuzzi Brands, Inc.
    9.625% due 07/01/2010                        150,000        165,750
Koppers, Inc.
    9.875% due 10/15/2013                        100,000        110,500
Terex Corp.
    9.25% due 07/15/2011                         200,000        224,000
Tyco International Group SA
    6.375% due 10/15/2011                        770,000        851,558
                                                            -----------
                                                              1,511,655

MEDICAL-HOSPITALS - 0.09%
HCA, Inc.
    6.25% due 02/15/2013                         275,000        283,450
Tenet Healthcare Corp.
    9.875% due 07/01/2014                        135,000        141,075
                                                            -----------
                                                                424,525

MINING - 0.04%
Freeport-McMoRan Copper & Gold, Inc.
    10.125% due 02/01/2010                       190,000        214,938

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------    ------------
CORPORATE BONDS (CONTINUED)

PAPER - 0.43%
Georgia Pacific Corp.
    8.875% due 02/01/2010                       $    150,000    $    175,500

Jefferson Smurfit Corp.
    7.50% due 06/01/2013                             200,000         211,000
Norske Skogindustrier ASA
    7.625% due 10/15/2011                          1,240,000       1,409,715
Potlatch Corp.
    10.00% due 07/15/2011                            100,000         113,000
Temple-Inland, Inc.
    7.875% due 05/01/2012                            140,000         165,347
                                                                ------------
                                                                   2,074,562

PHARMACEUTICALS - 0.30%
Hospira, Inc.
    5.90% due 06/15/2014                             420,000         440,823
Schering Plough Corp.
    5.30% due 12/01/2013                             955,000         988,315
                                                                ------------
                                                                   1,429,138

PUBLISHING - 0.44%
Dex Media, Inc.
    zero coupon, Step up to 9.00% on
        11/15/2008 due 11/15/2013                    190,000         139,175
Time Warner Companies
    7.57% due 02/01/2024                           1,750,000       1,976,863
                                                                ------------
                                                                   2,116,038

RAILROADS & EQUIPMENT - 0.04%
Union Pacific Railroad Company, Series 2002-1
    6.061% due 01/17/2023                            175,000         190,876

REAL ESTATE - 0.89%
Archstone-Smith Operating Trust, REIT
    5.625% due 08/15/2014                            270,000         279,537
Crescent Real Estate Equities
    7.50% due 09/15/2007                              90,000          92,025
Developers Diversified Realty Company
    4.625% due 08/01/2010                          1,125,000       1,122,161
EOP Operating, Ltd.
    7.50% due 04/19/2029                             160,000         179,273
ERP Operating LP
    4.75% due 06/15/2009                             700,000         718,033
Hospitality Properties Trust, REIT
    6.75% due 02/15/2013                             640,000         688,096
Host Marriott LP, REIT
    7.125% due 11/01/2013                             90,000          94,500
Price, Inc., REIT
    7.50% due 11/05/2006                             500,000         546,746
Rouse Company
    7.20% due 09/15/2012                             200,000         214,913
Simon Property Group LP, REIT
    5.45% due 03/15/2013                             350,000         357,302
                                                                ------------
                                                                   4,292,586

RETAIL GROCERY - 0.05%
Pathmark Stores, Inc.
    8.75% due 02/01/2012                             130,000         121,550
Winn-Dixie Stores, Inc.
    8.875% due 04/01/2008                            150,000         122,250
                                                                ------------
                                                                     243,800

RETAIL TRADE - 0.08%
Payless Shoesource, Inc.
    8.25% due 08/01/2013                             250,000         242,500
Saks, Inc.
    7.50% due 12/01/2010                             150,000         160,500
                                                                ------------
                                                                     403,000

SANITARY SERVICES - 0.34%
Allied Waste North America, Inc., Series B
    8.875% due 04/01/2008                            210,000         227,850
Waste Management, Inc.
    6.375% due 11/15/2012                            585,000         646,680
    7.75% due 05/15/2032                             625,000         757,964
                                                                ------------
                                                                   1,632,494

SEMICONDUCTORS - 0.03%
Amkor Technology, Inc.
    7.75% due 05/15/2013                             120,000          98,400
On Semiconductor Corp.
    12.00% due 03/15/2010                             55,000          63,250
                                                                ------------
                                                                     161,650

STEEL - 0.05%
Gerdau Ameristeel Corp.
    10.375% due 07/15/2011                            60,000          68,400
Ispat Inland ULC
    9.75% due 04/01/2014                             150,000         165,375
                                                                ------------
                                                                     233,775

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.13%
American Tower Corp.
    7.50% due 05/01/2012                             215,000         219,300
Deutsche Telekom International Finance BV
    6.625% due 07/11/2011                       ERU  100,000         144,135
    8.75% due 06/15/2030                        $    120,000         155,109
    9.25% due 06/01/2032                             370,000         515,732
Dobson Communications Corp.
    10.875% due 07/01/2010                           270,000         194,400
France Telecom SA
    8.50% due 03/01/2011                             630,000         754,160
Koninklijke (Royal) KPN NV
    8.375% due 10/01/2030                            160,000         206,621
SBC Communications, Inc.
    5.625% due 06/15/2016                            625,000         638,707
Singapore Telecommunications, Ltd.
    6.375% due 12/01/2011                             75,000          83,231
Telenet Group Holding NV
    zero coupon, Step up to 11.50% on
        12/15/2008 due 06/15/2014                    400,000         294,000

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Telstra Corp. Ltd.
    6.375% due 04/01/2012                       $    750,000    $    827,587
Tritel PCS, Inc.
    10.375% due 01/15/2011                         1,250,000       1,426,304
                                                                ------------
                                                                   5,459,286

TELEPHONE - 1.12%
AT&T Corp.
    8.35% due 01/15/2025                             380,000         387,600
Bellsouth Corp
    4.20% due 09/15/2009                             625,000         628,593
British Telecommunications PLC
    8.875% due 12/15/2030                            150,000         197,056
Cincinnati Bell, Inc.
    7.25% due 07/15/2013                              80,000          77,000
NTL Cable PLC
    8.75% due 04/15/2014                              75,000          81,187
Qwest Services Corp.
    13.50% due 12/15/2010                            285,000         332,737
Sprint Capital Corp.
    6.875% due 11/15/2028                            300,000         314,668
    8.375% due 03/15/2012                          1,250,000       1,513,920
Telecom Italia Capital
    4.00% due 11/15/2008                           1,000,000       1,005,620
Verizon New York, Inc.
    6.875% due 04/01/2012                            780,000         867,386
                                                                ------------
                                                                   5,405,767

TRANSPORTATION - 0.04%
Overseas Shipholding Group, Inc.
    8.25% due 03/15/2013                             150,000         165,750
TFM SA de CV
    10.25% due 06/15/2007                             50,000          51,750
                                                                ------------
                                                                     217,500
                                                                ------------
TOTAL CORPORATE BONDS (Cost $141,368,991)                       $144,999,119
                                                                ------------
MUNICIPAL BONDS - 0.14%

WISCONSIN - 0.14%
Badger Tobacco Asset Securitization Corp.
    6.125% due 06/01/2027                            685,000         657,024
                                                ------------    ------------
TOTAL MUNICIPAL BONDS (Cost $655,969)                           $    657,024
                                                                ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.11%
Ameriquest Mortgage Securities,  Inc.,
    Series 2003-5, Class A2
    2.43% due 07/25/2033                             125,186         125,044
Bank of America Mortgage Securities, Inc.,
    Series 2003 F, Class 2A1
    3.734% due 07/25/2033 (b)                      1,034,330       1,023,564
Bear Stearns ARM Trust, Series 2003-3,
    Class 2A2
    4.157% due 04/25/2033 (b)                        260,578         260,663
Chase Commercial Mortgage Securities Corp.,
    Series 2000-2, Class C
    7.928% due 07/15/2032                          1,500,000       1,761,170
Countrywide Home Loans, Inc., Series 2004-,
    Class 2A1
    4.142% due 04/25/2034 (b)                      1,725,573       1,717,540
Countrywide Home Loans, Inc., Series 2004-12,
    Class 12A1
    4.916% due 08/25/2034 (b)                      4,820,208       4,873,814
CS First Boston Mortgage Securities Corp.,
    Series 2001-CF2, Class A2
    5.935% due 01/15/2006                          3,175,000       3,276,943
CS First Boston Mortgage Securities Corp.,
    Series 2001-CF2, Class A3
    6.238% due 02/15/2034                          1,185,000       1,274,589
CS First Boston Mortgage Securities Corp.,
    Series 2003-AR12, Class 2A2
    4.348% due 04/25/2033 (b)                        255,964         256,373
CS First Boston Mortgage Securities Corp.,
    Series 2004-AR1, Class 2A1
    4.797% due 02/25/2034 (b)                        610,149         612,614
Federal Home Loan Mortgage Corp. Structured
    Pass Through Securities, Series T-41,
    Class 3A
    7.50% due 07/25/2032                             568,202         617,388
First Investors Auto Owner Trust, Series
    2002-A, Class A
    3.46% due 12/15/2008                              19,855          19,924
First Union National Bank Commercial Mortgage
    Trust, Series 2002- C1, Class A1
    5.585% due 08/12/2010                            936,829         991,728
GE Capital Commercial Mortgage Corp., Series
    2001-1, Class A1
    6.079% due 10/15/2010                            165,621         176,806
GMAC Commercial Mortgage Security, Inc.,
    Series 1997-C1, Class A3
    6.869% due 08/15/2007                            319,511         344,314
Hilton Hotels Pool Trust, Series 2000-HL TA,
    Class B
    2.186% due 10/03/2015 (b)                        335,000         336,900
Merrill Lynch Mortgage Investors, Inc.,
    Series 1995-C2, Class A1
    7.029% due 06/15/2021 (b)                        117,811         121,833
Merrill Lynch Mortgage Investors, Inc.,
    Series 1997-C1, Class A3
    7.12% due 06/18/2029                             220,482         236,196
Merrill Lynch Mortgage Investors, Inc.,
    Series 2004-A1, Class 2A1
    4.67% due 02/25/2034 (b)                       1,685,835       1,671,520

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  -------------    -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Morgan Stanley Capital I, Inc., Series
    2003-KIDS, Class A
    2.44% due 07/14/2008 (b)                      $     438,195    $     438,791
Salomon Brothers Commercial Mortgage
    Securities, Class A3, Series 2001-C1
    6.428% due 12/18/2035                             1,250,000        1,377,169
Structured Asset Securities Corp., Series
    1998-RF2, Class A
    8.527% due 07/15/2027 (b)                           898,398          970,730
Washington Mutual, Series 2003-AR1, Class A6
    4.508% due 03/25/2033 (b)                           161,477          162,123
Washington Mutual, Series 2003-AR6, Class A1
    4.366% due 06/25/2033 (b)                         2,054,182        2,074,959
                                                  -------------    -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $24,459,712)                                                 $  24,722,695
                                                                   -------------
ASSET BACKED SECURITIES - 3.02%
ACLC Business Loan Receivables Trust, Series
    2002-1A, Class A1
    5.408% due 12/15/2022                               137,128          135,414
California Infrastructure Development, Series
    1997-1, Class A7
    6.42% due 09/25/2008                                789,101          820,119
Centex Home Equity Loan Trust, Series 2004-D,
    Class AF4
    4.68% due 06/25/2032                                780,000          775,978
Chase Funding Mortgage Loan, Series 2003-1,
    Class 1A3
    3.14% due 07/25/2023                                450,000          450,309
Chase Funding Mortgage Loan, Series 2003-2,
    Class 1A3
    2.864% due 03/25/2007                               470,000          469,415
CWABS, Inc., Series 2004-10, Class AF3
    3.842% due 02/01/2005 (b)                           775,000          774,974
Drivetime Auto Owner Trust, Series 2004-A,
    Class A3
    2.419% due 08/15/2008                             1,350,000        1,330,804
Government Lease Trust, Series 1999-GSA1,
    Class A2
    6.18% due 05/18/2005                                656,263          662,991
GRCT Consumer Loan Trust, Series 2001-1A,
    Class 2BRV
    6.25% due 02/15/2020 (b)                            228,777          229,934
Mangrove Bay Pass Through Trust
    6.102% due 07/15/2033 (b)                           100,000          101,769
New Century Home Equity Loan Trust,
    Series 2007-A, Class AII5
    5.25% due 07/25/2034 (b)                            990,000        1,006,394
Onyx Acceptance Auto Trust, Series 2002-C,
    Class A4
    4.07% due 04/15/2009                                750,000          760,638
Peco Energy Transition Trust, Series 1999-A,
    Class A7
    6.13% due 03/01/2009                              1,440,000        1,561,244
Residential Asset Mortgage Products, Inc.
    Series 2004-KS4, Class AI4
    4.57% due 05/25/2033                                650,000          650,000
Residential Asset Mortgage Products, Inc.,
    Series 2004-RS9, Classe AI4
    0.99% due 10/25/2032 (b)                          1,125,000        1,124,888
Sears Credit Account Master Trust, Series
    1998-2, Class A
    5.25% due 10/16/2008                                 83,333           83,455
Vanderbilt Acquisition Loan Trust, Class A3,
    Series 2002-1
    5.70% due 09/07/2023                                750,000          768,994
Wells Fargo Home Equity, Series 2004-2,
    Class AI5
    4.89% due 09/25/2034 (b)                          2,500,000        2,499,250
Residential Asset Mortgage Products, Inc.,
    Series 1999-KSA, Class AI4
    7.22% due 06/25/2028                                376,393          389,215
                                                  -------------    -------------
TOTAL ASSET BACKED SECURITIES
(Cost $14,661,906)                                                 $  14,595,785
                                                                   -------------
SHORT TERM INVESTMENTS - 0.12%
State Street Navigator Securities
    Lending Prime Portfolio (c)                   $     588,820    $     588,820
                                                  -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $588,820)                                                    $     588,820
                                                                   -------------
REPURCHASE AGREEMENTS - 13.78%
Repurchase Agreement with State Street
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $66,607,203 on
    10/01/2004, collateralized by
    $17,650,000 U.S. Treasury Bonds,
    6.75% due 08/15/2026 (valued at
    $22,040,438, including interest) and
    $28,535,000 U.S. Treasury Bonds, 11.25%
    due 02/15/2015 (valued at $45,905,681,
    including interest).                          $  66,606,000    $  66,606,000
                                                  -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $66,606,000)                                                 $  66,606,000
                                                                   -------------
TOTAL INVESTMENTS (DIVERSIFIED BOND TRUST)
    (COST $519,489,104) - 108.87%                                  $ 526,373,527

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.87)%                      (42,898,617)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 483,474,910
                                                                   =============

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                              -----------   -----------
COMMON STOCKS - 0.02%

CHEMICALS - 0.02%
Pioneer Companies, Inc. * (a)                         777   $    11,655
Texas Petrochemicals, Inc. *                        8,220        84,255
                                                            -----------
                                                                 95,910
                                                            -----------
TOTAL COMMON STOCKS (Cost $83,228)                          $    95,910
                                                            -----------
PREFERRED STOCKS - 0.03%

MINING - 0.00%
Fairfield Manufacturing, Inc. *                       317           317

PUBLISHING - 0.03%

Primedia, Inc., Series H                            1,525       126,575

STEEL - 0.00%
Weirton Steel Corp., Series C *                     2,700           135
                                              -----------   -----------
TOTAL PREFERRED STOCKS (Cost $428,877)                      $   127,027
                                                            -----------
WARRANTS - 0.00%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
KMC Telecom Holdings, Inc.
    (Expiration date 04/15/2008; strike
    price $0.01) *                                    425             4
                                              -----------   -----------
TOTAL WARRANTS (Cost $0)                                    $         4
                                                            -----------
U.S. TREASURY OBLIGATIONS - 12.25%

U.S. TREASURY BONDS - 11.21%
    6.25% due 08/15/2023                      $ 2,035,000     2,376,339
    7.50% due 11/15/2016                        3,600,000     4,626,421
    7.875% due 02/15/2021                       4,300,000     5,818,605
    8.125% due 08/15/2021                      14,920,000    20,692,175
    8.125% due 08/15/2019 ****                  6,550,000     8,967,101
    8.75% due 05/15/2017 to 08/15/2020          2,000,000     2,860,468
    8.875% due 08/15/2017 to 02/15/2019         5,225,000     7,541,452
                                                            -----------
                                                             52,882,561

U.S. TREASURY NOTES - 0.47%
    5.875% due 11/15/2004                       2,200,000     2,211,258

U.S. TREASURY STRIPS - 0.57%
    6.875% PO due 08/15/2025                    8,000,000     2,712,272
                                              -----------   -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $52,352,123)                                          $57,806,091
                                                            -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.66%

FEDERAL HOME LOAN BANK - 0.95%
    5.75% due 05/15/2012                        1,145,000     1,248,503
    5.80% due 09/02/2008                        3,000,000     3,246,342
                                                            -----------
                                                              4,494,845

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.25%
    5.25% due 01/15/2006                        6,000,000     6,207,738
    6.30% due 03/15/2023                          176,288       181,989
    6.50% due 04/01/2029 to 07/01/2034            582,090       611,496
    6.625% due 09/15/2009                       3,000,000     3,384,042
    7.50% due 06/01/2010 to 05/01/2028            232,470       249,266
                                                            -----------
                                                             10,634,531

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 10.19%
    4.685% due 05/01/2013                       1,670,917     1,699,094
    5.00% due 03/01/2019 to 06/01/2019         18,850,244    19,176,454
    5.636% due 12/01/2011                       1,717,593     1,838,570
    5.77% due 03/01/2009                        2,695,065     2,876,373
    6.009% due 11/01/2011                       2,486,637     2,730,412
    6.048% due 03/01/2012                       1,194,053     1,308,042
    6.085% due 10/01/2011                       1,230,460     1,343,653
    6.18% due 07/01/2008                          336,490       361,275
    6.27% due 11/01/2007                        1,531,082     1,631,933
    6.28% due 04/01/2011                        1,000,000     1,079,738
    6.34% due 01/01/2008                          258,644       276,702
    6.43% due 01/01/2008                          293,701       315,129
    6.44% due 02/01/2011                        3,570,980     3,949,722
    6.447% due 01/01/2008                       1,386,243     1,488,006
    6.46% due 06/01/2009                        1,411,528     1,544,799
    6.50% due 09/01/2031                            2,431         2,552
    6.625% due 09/15/2009                       5,000,000     5,633,050
    6.837% due 10/01/2007                         174,494       182,879
    7.00% due 06/01/2029                            5,518         5,861
    7.04% due 03/01/2007                          622,101       663,796
                                                            -----------
                                                             48,108,040

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.12%
    6.00% due 08/15/2008 to 03/15/2033          2,213,151     2,311,143
    6.50% due 07/15/2008 to 06/15/2032          1,285,910     1,359,339
    6.50% TBA **                                  365,000       384,733
    7.00% due 04/15/2023 to 03/15/2029          4,022,907     4,299,263
    7.00% due 08/15/2028 (b)                        5,583         5,963
    7.50% due 06/15/2022 to 10/15/2029          1,442,198     1,558,856
    8.00% due 07/15/2030 to 10/15/2030             61,630        67,283
                                                            -----------
                                                              9,986,580

HOUSING & URBAN DEVELOPMENT - 0.15%
    7.498% due 08/01/2011                         600,000       683,755
                                              -----------   -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $73,307,777)                                          $73,907,751
                                                            -----------
FOREIGN GOVERNMENT OBLIGATIONS - 0.80%

CANADA - 0.43%
Province of Quebec
    8.625% due 01/19/2005                       2,000,000     2,038,164

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT       VALUE
                                                 ----------   ----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

RUSSIA - 0.10%
Russian Federation
    5% coupon, step up to 7.5% on
        03/31/2007 due 03/31/2030                $  500,000   $  481,250

SOUTH AFRICA - 0.12%
Republic of South Africa
    7.375% due 04/25/2012                           510,000      575,025

TRINIDAD AND TOBAGO - 0.15%
Republic of Trinidad & Tobago
    9.75% due 07/01/2020                            500,000      677,500
                                                 ----------   ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,648,195)                                             $3,771,939
                                                              ----------
CORPORATE BONDS - 57.25%
ADVERTISING - 0.11%
Advanstar Communications, Inc.
    10.75% due 08/15/2010                            85,000       94,137
    12.00% due 02/15/2011                            45,000       48,150
Lamar Media Corp.
    7.25% due 01/01/2013                             40,000       43,000
RH Donnelley Finance Corp., Series I
    10.875% due 12/15/2012                          180,000      218,250
Vertis, Inc.
    10.875% due 06/15/2009 (a)                       90,000       96,750
                                                              ----------
                                                                 500,287

AEROSPACE - 0.27%
Argo Tech Corp.
    9.25% due 06/01/2011                             90,000       96,525
Northrop Grumman Corp.
    7.875% due 03/01/2026                           115,000      140,470
Raytheon Company
    4.85% due 01/15/2011                            800,000      821,259
Sequa Corp.
    9.00% due 08/01/2009                            130,000      143,000
Sequa Corp., Series B
    8.875% due 04/01/2008                            70,000       75,950
                                                              ----------
                                                               1,277,204

AGRICULTURE - 0.51%
American Rock Salt Company LLC
    9.50% due 03/15/2014                             90,000       93,150
Archer-Daniels-Midland Company
    6.75% due 12/15/2027                          1,000,000    1,135,477
Monsanto Company
    7.375% due 08/15/2012 (a)                     1,000,000    1,170,838
                                                              ----------
                                                               2,399,465

AIR TRAVEL - 1.01%
American Airlines
    3.857% due 07/09/2010                           230,133      226,969
Continental Airlines, Series 1997-4, Class 4A
    6.90% due 01/02/2018                          1,073,903    1,033,997
Continental Airlines, Series 981A
    6.648% due 09/15/2017                           803,530      752,135
Delta Air Lines Inc., Class G-1, Series 2002-1
    6.718% due 01/02/2023                         1,331,309    1,368,135
Delta Air Lines, Inc.
    7.90% due 12/15/2009 (a)                        215,000       60,200
Northwest Airlines Corp., Series 2000-1
    8.072% due 10/01/2019                           758,785      833,635
Northwest Airlines Corp., Series 992A
    7.575% due 03/01/2019                           217,755      216,819
Southwest Airlines Company
    5.25% due 10/01/2014                            255,000      253,615
                                                              ----------
                                                               4,745,505

ALUMINUM - 0.34%
Alcan Aluminum, Ltd.
    6.125% due 12/15/2033                           200,000      207,635
    6.45% due 03/15/2011                            440,000      492,700
Alcoa, Inc.
    6.75% due 01/15/2028                            800,000      917,631
                                                              ----------
                                                               1,617,966

AUTO PARTS - 0.52%
Advanced Accessory Holdings Corp.
    zero coupon, Step up to 13.25% on
        06/15/2008 due 12/15/2011                   215,000       86,000
ArvinMeritor, Inc.
    8.75% due 03/01/2012                            440,000      487,300
Dana Corp.
    7.00% due 03/01/2029                            300,000      301,500
    9.00% due 08/15/2011                            255,000      307,912
    10.125% due 03/15/2010                           20,000       22,700
Dura Operating Corp., Series B
    8.625% due 04/15/2012 (a)                        90,000       89,100
Dura Operating Corp., Series D
    9.00% due 05/01/2009 (a)                         20,000       17,800
Lear Corp., Series B
    8.11% due 05/15/2009                            145,000      167,416
Stanadyne Corp.
    10.00% due 08/15/2014                            95,000       98,800
Tenneco Automotive, Inc.
    10.25% due 07/15/2013                            50,000       57,000
TRW Automotive, Inc.
    11.00% due 02/15/2013                           160,000      190,400
United Rentals North America, Inc.
    6.50% due 02/15/2012                            195,000      187,688
Visteon Corp.
    7.00% due 03/10/2014                            460,000      438,150
    8.25% due 08/01/2010 (a)                         15,000       15,788
                                                              ----------
                                                               2,467,554

AUTO SERVICES - 0.02%
Adesa, Inc.
    7.625% due 06/15/2012                           100,000      103,000

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT          VALUE
                                            -----------    -----------
CORPORATE BONDS (CONTINUED)

AUTOMOBILES - 0.91%
    Chrysler Corp.
    7.45% due 02/01/2097                    $ 1,000,000    $ 1,052,027
DaimlerChrysler North America Holding
    4.75% due 01/15/2008                      1,150,000      1,184,363
General Motors Corp.
    8.25% due 07/15/2023                      1,975,000      2,077,513
                                                           -----------
                                                             4,313,903

BANKING - 6.33%
American Express Centurion Bank
    4.375% due 07/30/2009                       500,000        510,865
Bank of America Corp.
    4.375% due 12/01/2010 (a)                 1,750,000      1,763,491
    7.40% due 01/15/2011                      1,500,000      1,748,167
Bayerische Landesbank Girozentrale
    5.65% due 02/01/2009                        200,000        214,651
Chase Manhattan Corp.
    7.00% due 11/15/2009                      1,000,000      1,134,471
Chevy Chase Bank FSB
    6.875% due 12/01/2013                       100,000        101,000
Citicorp
    6.375% due 11/15/2008                       600,000        659,038
Credit National
    7.00% due 11/14/2005                      1,300,000      1,359,540
Export-Import Bank of Korea
    4.125% due 02/10/2009                     1,300,000      1,299,685
First Financial Caribbean Corp.
    7.84% due 10/10/2006                        810,000        871,826
First Massachusetts Bank NA
    7.625% due 06/15/2011                     1,000,000      1,180,261
First Republic Bank of San Francisco
    7.75% due 09/15/2012                        825,000        882,750
First Union National Bank Chase
    6.645% due 06/15/2031                     3,000,000      3,310,792
First Union National Bank, Series BKNT
    6.919% due 12/15/2036                       500,000        591,428
    7.80% due 08/18/2010 (a)                  1,500,000      1,766,840
Frost National Bank
    6.875% due 08/01/2011                     1,000,000      1,116,435
HBOS PLC MTN
    6.00% due 11/01/2033                        820,000        840,416
Huntington National Bank
    4.90% due 01/15/2014                        500,000        497,630
National Australia Bank Ltd.
    8.60% due 05/19/2010                        175,000        210,252
National City Corp.
    6.875% due 05/15/2019                     1,000,000      1,153,218
NBD Bancorp
    8.25% due 11/01/2024                      2,000,000      2,509,720
Regions Financial Corp.
    7.00% due 03/01/2011                         95,000        109,105
Republic New York Corp.
    9.50% due 04/15/2014                      1,000,000      1,310,460
Royal Bank Scotland Group PLC
    6.40% due 04/01/2009                      2,750,000      3,031,784
Sanwa Bank Limited New York Branch
    7.40% due 06/15/2011 (a)                    450,000        518,022
Wells Fargo Bank NA
    7.55% due 06/21/2010                      1,000,000      1,172,021
                                                           -----------
                                                            29,863,868

BROADCASTING - 1.67%
Canwest Media, Inc.
    10.625% due 05/15/2011                      190,000        216,125
Chancellor Media Corp.
    8.00% due 11/01/2008                        400,000        453,611
Charter Communications Holdings
    zero coupon, Step up to 9.92% on
        04/01/2011 due 04/01/2011                55,000         42,350
    zero coupon, Step up to 13.50% on
        1/15/2006 due 01/15/2011                795,000        568,425
    8.625% due 04/01/2009                       225,000        174,938
Clear Channel Communications, Inc.
    7.65% due 09/15/2010 (a)                    675,000        770,260
Comcast Cable Communications
    8.50% due 05/01/2027                      1,400,000      1,782,077
Corus Entertainment, Inc.
    8.75% due 03/01/2012                        160,000        176,600
CSC Holdings, Inc., Series B
    7.625% due 04/01/2011                       305,000        321,394
Grupo Televisa S.A.
    8.50% due 03/11/2032 (a)                    300,000        335,250
Liberty Media Group
    7.75% due 07/15/2009                        225,000        249,673
News America Holdings, Inc.
    7.75% due 01/20/2024                        950,000      1,108,928
Quebecor Media, Inc.
    zero coupon, Step up to 13.75% on
        07/15/2006 due 07/15/2011                85,000         82,025
    11.125% due 07/15/2011                      380,000        438,900
Sinclair Broadcast Group, Inc.
    8.75% due 12/15/2011                         90,000         97,650
Viacom, Inc.
    7.75% due 06/01/2005                      1,035,000      1,071,919
                                                           -----------
                                                             7,890,125

BUILDING MATERIALS & CONSTRUCTION - 0.95%
American Standard, Inc.
    7.375% due 02/01/2008                       450,000        491,625
    7.625% due 02/15/2010                        70,000         79,275
Building Materials Corp. of America
    7.75% due 08/01/2014                         30,000         29,700
Erico International Corp.
    8.875% due 03/01/2012                        45,000         46,575
Lowe's Companies, Inc.
    6.50% due 03/15/2029                      1,100,000      1,216,809
    7.50% due 12/15/2005                        350,000        370,276

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT          VALUE
                                           ----------     -----------
CORPORATE BONDS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION
(CONTINUED)
Masco Corp.
    5.75% due 10/15/2008                   $  700,000     $   748,604
SCL Terminal Aereo Santiago SA
    6.95% due 07/01/2012                    1,376,840       1,482,733
                                                          -----------
                                                            4,465,597

BUSINESS SERVICES - 0.41%
Federal Express Corp., Series 1998 1A
    6.72% due 01/15/2022                    1,262,968       1,417,442
Invensys PLC
    9.875% due 03/15/2011 (a)                  85,000          87,125
Iron Mountain, Inc.
    8.25% due 07/01/2011                      250,000         261,000
Xerox Corp.
    9.75% due 01/15/2009                      135,000         157,275
                                                          -----------
                                                            1,922,842

CABLE AND TELEVISION - 0.77%
AOL Time Warner, Inc.
    7.625% due 04/15/2031                     210,000         241,710
Cablevision Systems Corp.
    8.00% due 04/15/2012                      245,000         256,025
Coleman Cable Inc.
    9.875% due 10/01/2012                     100,000         101,625
Cox Communications, Inc.
    7.125% due 10/01/2012                     615,000         667,327
Cox Enterprises, Inc.
    4.375% due 05/01/2008                     475,000         463,810
Echostar DBS Corp.
    6.375% due 10/01/2011                     230,000         232,875
LBI Media Holdings, Inc.
    zero coupon, Step up to 11.00% on
        10/15/2008 due 10/15/2013             155,000         111,794
Lodgenet Entertainment Corp.
    9.50% due 06/15/2013                       80,000          87,200
Mediacom Broadband LLC
    11.00% due 07/15/2013 (a)                  35,000          37,275
Mediacom LLC/Mediacom Capital Corp.
    9.50% due 01/15/2013 (a)                  260,000         250,250
Rogers Cable Inc.
    6.25% due 06/15/2013                       55,000          53,900
Shaw Communications, Inc.
    7.25% due 04/06/2011                       10,000          10,875
    8.25% due 04/11/2010                       85,000          96,050
TCI Communications, Inc.
    8.75% due 08/01/2015                      800,000         997,169
Videotron Ltee
    6.875% due 01/15/2014                      15,000          15,375
                                                          -----------
                                                            3,623,260

CELLULAR COMMUNICATIONS - 1.18%
Alamosa Delaware, Inc.
    11.00% due 07/31/2010                      85,000          96,262
American Cellular Corp.
    10.00% due 08/01/2011                     165,000         133,650
AT&T Wireless Services, Inc.
    7.875% due 03/01/2011                     700,000         829,354
    8.125% due 05/01/2012                     420,000         507,497
    8.75% due 03/01/2031                      500,000         656,515
Centennial Communications Corp.
    8.125% due 02/01/2014                     100,000          95,375
Cingular Wireless LLC
    7.125% due 12/15/2031 (a)                 500,000         558,221
Crown Castle International Corp.
    7.50% due 12/01/2013 (a)                  185,000         193,788
Nextel Communications, Inc.
    9.50% due 02/01/2011                      550,000         624,250
Rogers Cantel, Inc.
    9.75% due 06/01/2016                       50,000          55,813
Rogers Wireless Inc.
    9.625% due 05/01/2011                     515,000         574,225
Rural Cellular Corp.
    8.25% due 03/15/2012                       20,000          20,550
    9.75% due 01/15/2010 (a)                   95,000          82,650
Triton PCS, Inc.
    8.75% due 11/15/2011 (a)                  140,000          95,200
Vodafone Group PLC
    7.75% due 02/15/2010                      825,000         967,769
Western Wireless Corp.
    9.25% due 07/15/2013                       90,000          91,800
                                                          -----------
                                                            5,582,919

CHEMICALS - 0.61%
Acetex Corp.
    10.875% due 08/01/2009                     75,000          82,500
Airgas, Inc.
    9.125% due 10/01/2011                      30,000          33,750
Arco Chemical Company
    9.80% due 02/01/2020                       80,000          83,400
Crompton Corp.
    9.875% due 08/01/2012                      40,000          42,000
Dow Chemical Company
    5.75% due 12/15/2008 (a)                  400,000         426,917
    6.00% due 10/01/2012 (a)                  400,000         432,089
Equistar Chemicals LP
    10.125% due 09/01/2008                     30,000          33,825
    10.625% due 05/01/2011                    145,000         165,300
Huntsman LLC
    11.625% due 10/15/2010                     50,000          57,875
IMC Global, Inc., Series B
    10.875% due 06/01/2008                    345,000         418,312
    11.25% due 06/01/2011                      30,000          35,400
Lubrizol Corp.
    5.50% due 10/01/2014 (a)                   35,000          34,761
Lyondell Chemical Company, Series A
    9.625% due 05/01/2007                      70,000          76,212

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT          VALUE
                                           ----------     -----------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Lyondell Chemical Company, Series B
    9.875% due 05/01/2007 (a)              $  306,000     $   323,212
Methanex Corp.
    8.75% due 08/15/2012                       70,000          80,500
Millennium America, Inc.
    9.25% due 06/15/2008                       85,000          93,713
Nalco Company
    7.75% due 11/15/2011                       90,000          95,400
    8.875% due 11/15/2013 (a)                  90,000          96,750
Omnova Solutions, Inc.
    11.25% due 06/01/2010                      95,000         106,400
Pioneer Companies, Inc.
    5.475% due 12/31/2006 (b)                   3,810           3,734
Union Carbide Corp.
    6.79% due 06/01/2025 (a)                   75,000          75,750
United Industries Corp.
    9.875% due 04/01/2009                      75,000          78,375
                                                          -----------
                                                            2,876,175

COAL - 0.06%
Massey Energy Company
    6.625% due 11/15/2010 (a)                  55,000          57,338
    6.95% due 03/01/2007 (a)                  205,000         215,250
                                                          -----------
                                                              272,588

COMPUTERS & BUSINESS EQUIPMENT - 0.13%
Computer Sciences Corp.
    7.375% due 06/15/2011                     145,000         168,063
Hewlett Packard Company
    6.50% due 07/01/2012 (a)                  400,000         447,041
                                                          -----------
                                                              615,104

CONTAINERS & GLASS - 0.26%
Anchor Glass Container Corp.
    11.00% due 02/15/2013                     150,000         171,000
Crown European Holdings SA
    10.875% due 03/01/2013                    155,000         180,187
Graphic Packaging International, Inc.
    8.50% due 08/15/2011                       85,000          94,987
Owens Brockway Glass Container
    8.25% due 05/15/2013                      310,000         330,150
Stone Container Corp.
    8.375% due 07/01/2012                      80,000          88,200
    9.25% due 02/01/2008                      185,000         205,813
    9.75% due 02/01/2011                      120,000         132,900
                                                          -----------
                                                            1,203,237

COSMETICS & TOILETRIES - 0.05%
JohnsonDiversey Holdings, Inc., Series B
    zero coupon, Step up to 10.67% on
        05/15/2007 due 05/15/2012              35,000          39,200
Playtex Products, Inc.
    8.00% due 03/01/2011                       95,000         100,700
    9.375% due 06/01/2011 (a)                  95,000          97,375
                                                          -----------
                                                              237,275

CRUDE PETROLEUM & NATURAL GAS - 0.42%
Burlington Resources Finance Company
    7.40% due 12/01/2031                      625,000         755,930
Chesapeake Energy Corp.
    6.875% due 01/15/2016                      90,000          94,050
KN Energy, Inc.
    6.65% due 03/01/2005                      795,000         807,749
Premcor Refining Group, Inc.
    6.75% due 05/01/2014                       90,000          93,150
    7.75% due 02/01/2012                      135,000         147,150
Pride International, Inc.
    7.375% due 07/15/2014                      95,000         105,450
                                                          -----------
                                                            2,003,479

DOMESTIC OIL - 1.26%
Chesapeake Energy Corp.
    7.50% due 09/15/2013                       60,000          65,700
    7.75% due 01/15/2015                      115,000         125,350
Devon Financing Corp., ULC
    6.875% due 09/30/2011                   1,150,000       1,297,507
Encore Acquisition Company
    8.375% due 06/15/2012                      25,000          27,875
Enterprise Productions Operation LP
    5.60% due 10/15/2014                    1,000,000       1,007,603
Forest Oil Corp
    8.00% due 12/15/2011                      190,000         213,275
Giant Industries, Inc.
    8.00% due 05/15/2014                       15,000          15,300
Magnum Hunter Resources, Inc.
    9.60% due 03/15/2012                       59,000          66,670
Motiva Enterprises LLC
    5.20% due 09/15/2012                    1,100,000       1,136,526
Newfield Exploration Company
    6.625% due 09/01/2014                     100,000         104,250
Pemex Project Funding Master Trust
    8.625% due 02/01/2022                   1,000,000       1,137,000
Plains Exploration & Production Company
    7.125% due 06/15/2014                      40,000          42,900
    8.75% due 07/01/2012                       20,000          22,450
Valero Energy Corp.
    8.75% due 06/15/2030                      465,000         606,129
Whiting Pete Corp., New
    7.25% due 05/01/2012                       75,000          75,750
                                                          -----------
                                                            5,944,285

DRUGS & HEALTH CARE - 1.26%
Allegiance Corp.
    7.00% due 10/15/2026                    4,000,000       4,049,376
Beckman Instruments, Inc.
    7.45% due 03/04/2008                    1,065,000       1,191,152
Biovail Corp.
    7.875% due 04/01/2010 (a)                 285,000         290,700
Omnicare, Inc.
    6.125% due 06/01/2013                      35,000          35,175

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT          VALUE
                                           ----------     -----------
CORPORATE BONDS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Omnicare, Inc., Series B
    8.125% due 03/15/2011                  $   35,000     $    38,063
Rite Aid Corp.
    8.125% due 05/01/2010                     335,000         351,750
                                                          -----------
                                                            5,956,216

ELECTRICAL EQUIPMENT - 0.54%
Energy Corp. of America, Inc. Series A
    9.50% due 05/15/2007                      370,000         355,200
Exelon Generation Company LLC
    5.35% due 01/15/2014                      650,000         663,815
General Cable Corp.
    9.50% due 11/15/2010                       85,000          94,350
Nisource Finance Corp.
    3.20% due 11/01/2006                      600,000         598,157
Northern Satetes Power-Minnesota
    6.50% due 03/01/2028                      500,000         553,313
Teco Energy, Inc.
    7.00% due 05/01/2012                       10,000          10,475
    7.20% due 05/01/2011                      110,000         117,150
Wesco Distribution, Inc.
    9.125% due 06/01/2008                     145,000         149,531
                                                          -----------
                                                            2,541,991

ELECTRICAL UTILITIES - 4.37%
AES Corp.
    8.75% due 05/15/2013                      230,000         259,325
    9.00% due 05/15/2015                      275,000         310,062
    9.375% due 09/15/2010                      10,000          11,262
    9.50% due 06/01/2009                       10,000          11,175
Alabama Power Company
    5.875% due 12/01/2022                     470,000         487,788
American Electric Power Inc., Series A
    6.125% due 05/15/2006                   2,000,000       2,096,734
Arizona Public Service Company
    6.375% due 10/15/2011                   1,000,000       1,094,930
Avista Corp.
    9.75% due 06/01/2008                      320,000         377,728
Calpine Corp.
    8.50% due 07/15/2010 (a)                  235,000         179,775
Carolina Power &  Light Company
    6.50% due 07/15/2012 (a)                1,450,000       1,614,371
CMS Energy Corp.
    8.50% due 04/15/2011                       80,000          87,200
    8.90% due 07/15/2008 (a)                  260,000         283,400
Commonwealth Edison Company
    6.15% due 03/15/2012 (a)                  315,000         350,529
DPL, Inc.
    6.875% due 09/01/2011 (a)                  95,000         100,700
Duke Energy Corp.
    5.375% due 01/01/2009                   1,000,000       1,052,262
Florida Power & Light Company
    5.85% due 02/01/2033 (a)                  230,000         239,068
L-3 Communications Corp., Series B
    8.00% due 08/01/2008                      160,000         164,800
Midwest Generation LLC
    8.75% due 05/01/2034                      115,000         125,350
Nevada Power Company
    9.00% due 08/15/2013                      250,000         287,500
    10.875% due 10/15/2009                    110,000         127,462
New York State Electric & Gas Corp.
    5.75% due 05/01/2023                      550,000         548,046
NSTAR
    8.00% due 02/15/2010                    2,000,000       2,364,660
Ohio Edison Company
    4.00% due 05/01/2008                    1,200,000       1,202,348
Old Dominion Electric Coop.
    6.25% due 06/01/2011                    1,045,000       1,157,327
Oncor Electric Delivery Company
    6.375% due 05/01/2012                     615,000         680,838
Pacificorp Australia LLC
    6.15% due 01/15/2008                      825,000         892,600
Pacificorp Secured MTN
    6.375% due 05/15/2008                   1,000,000       1,095,179
PSEG Power LLC
    8.625% due 04/15/2031                     590,000         755,529
Puget Sound Energy, Inc.
    7.00% due 03/09/2029                      400,000         448,576
Southern California Edison Company
    6.00% due 01/15/2034                      750,000         779,483
Western Resources, Inc.
    7.125% due 08/01/2009                     280,000         309,350
    9.75% due 05/01/2007                      101,000         115,059
Wisconsin Electric Power Company
    6.50% due 06/01/2028                      700,000         775,002
Wisconsin Energy Corp.
    6.20% due 04/01/2033                      250,000         260,603
                                                          -----------
                                                           20,646,021

ELECTRONICS - 0.12%
Itron, Inc.
    7.75% due 05/15/2012                       15,000          15,075
Sanmina-SCI Corp.
    10.375% due 01/15/2010                    310,000         354,562
Solectron Corp.
    9.625% due 02/15/2009 (a)                 155,000         171,663
Thomas & Betts Corp.
    6.39% due 02/10/2009                        5,000           5,319
    7.25% due 06/01/2013                       25,000          26,754
                                                          -----------
                                                              573,373

ENERGY - 0.49%
Alliant Energy Resources, Inc.
    9.75% due 01/15/2013                      450,000         587,308
Aquila Inc.
    9.95 due 02/01/2011                        90,000          99,000

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------     -----------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Consol Energy, Inc.
    7.875% due 03/01/2012                         $   90,000     $   100,350
Midamerican Funding LLC
    6.75% due 03/01/2011                           1,000,000       1,121,577
NRG Energy, Inc.
    8.00% due 12/15/2013                             145,000         155,331
Peabody Energy Corp.
    6.875% due 03/15/2013                            210,000         226,800
                                                                 -----------
                                                                   2,290,366

FINANCIAL SERVICES - 11.85%
American Financial Group, Inc.
    7.125% due 04/15/2009                            340,000         372,471
Amerus Capital I
    8.85% due 02/01/2027                             750,000         810,681
Arch Western Finance LLC
    6.75% due 07/01/2013                             130,000         139,750
Aries Vermogensverwaltungs
    9.60% due 10/25/2014                             500,000         561,250
Associates Corp. of North America
    8.55% due 07/15/2009                             600,000         714,150
BanPonce Financial Corp.
    6.80% due 12/21/2005                             260,000         271,159
BCP Caylux Holdings Luxembourg SCA
    9.625% due 06/15/2014                            250,000         270,000
Beneficial Corp.
    8.40% due 05/15/2008                             350,000         401,534
Borden U.S. Finance Corp./Nova Scotia Finance
    ULC
    9.00% due 07/15/2014                              65,000          68,250
Capital One Multi Asset Execution Trust
    3.65% due 07/15/2011                           3,075,000       3,069,562
CB Richard Ellis Services, Inc.
    9.75% due 05/15/2010                              23,000          26,047
CIT Group, Inc.
    6.50% due 02/07/2006                           1,000,000       1,047,666
    7.625% due 08/16/2005                            250,000         260,825
Commercial Credit Group, Inc.
    7.375% due 04/15/2005                          1,000,000       1,026,255
Credit Suisse First Boston USA, Inc.
    6.125% due 11/15/2011                          1,300,000       1,416,332
Equitable Companies, Inc.
    7.00% due 04/01/2028                           1,000,000       1,145,832
Erac USA Finance Company
    8.00% due 01/15/2011                           2,100,000       2,488,842
Farmers Exchange Capital
    7.05% due 07/15/2028                             425,000         431,879
Ford Motor Credit Company
    7.375% due 10/28/2009                          3,700,000       4,052,740
    7.875% due 06/15/2010                          2,050,000       2,286,476
General Electric Capital Assurance Company,
    Series 2003-1 Class A5
    5.742% due 05/12/2035                            660,000         681,706
General Electric Capital Corp.
    6.125% due 02/22/2011 (a)                        500,000         551,344
General Electric Capital Corp., MTN
    6.75% due 03/15/2032                           2,475,000       2,848,495
General Motors Acceptance Corp.
    6.875% due 09/15/2011                          1,000,000       1,049,023
    7.25% due 03/02/2011                           1,000,000       1,067,705
Goldman Sachs Group, Inc.
    6.125% due 02/15/2033                            955,000         959,228
    6.875% due 01/15/2011                            800,000         903,440
Hartford Financial Services Group, Inc.
    7.90% due 06/15/2010                             200,000         235,811
Household Finance Corp.
    6.375% due 11/27/2012                            815,000         903,057
    7.00% due 05/15/2012                             985,000       1,127,272
International Lease Finance Corp.
    5.75% due 10/15/2006                             700,000         738,686
John Deere Capital Corp.
    7.00% due 03/15/2012                             400,000         462,455
Jostens IH Corp.
    7.625% due 10/01/2012                             30,000          30,150
JSG Funding PLC
    9.625% due 10/01/2012                            100,000         113,000
Lehman Brothers Holdings, Inc.
    4.375% due 11/30/2010 (a)                        500,000         500,517
Manufacturers & Traders Trust Company
    8.00% due 10/01/2010                           1,250,000       1,496,971
Marsh & McLennan Companies, Inc.
    5.875% due 08/01/2033                            500,000         497,543
    7.125% due 06/15/2009                          1,145,000       1,297,197
Mizuho Financial Group Cayman, Ltd.
    5.79% due 04/15/2014                             900,000         928,556
Morgan Stanley
    6.75% due 04/15/2011                             790,000         885,238
Morgan Stanley Capital I, Inc.
    6.21% due 11/15/2031                           3,000,000       3,243,455
Morgan Stanley Dean Witter
    6.60% due 04/01/2012 (a)                       1,000,000       1,115,095
Nationwide Financial Services, Inc.
    6.25% due 11/15/2011                             710,000         777,473
OED Corp.
    8.75% due 04/15/2012                              95,000          86,569
Pemex Finance, Ltd.
    8.875% due 11/15/2010                            650,000         770,939
Pemex Project Funding Master Trust
    9.125% due 10/13/2010                          1,000,000       1,190,000
Private Export Funding Corp., Series WW
    6.62% due 10/01/2005                           2,000,000       2,083,492
Sun Canada Financial Company
    7.25% due 12/15/2015                           1,700,000       1,939,236
Sunamerica, Inc.
    8.125% due 04/28/2023                          1,000,000       1,277,808

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------     -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
TIAA Global Markets
    4.125% due 11/15/2007                         $  740,000     $   756,853
Ucar Finance, Inc.
    10.25% due 02/15/2012                             80,000          91,600
UFJ Finance Aruba AEC
    6.75% due 07/15/2013                             825,000         914,734
United States Bancorp Oregon
    7.50% due 06/01/2026                           2,774,000       3,354,534
Western Financial Bank
    9.625% due 05/15/2012                            150,000         169,500
                                                                 -----------
                                                                  55,910,383

FOOD & BEVERAGES - 1.34%
Cia Brasileira de Bebidas
    8.75% due 09/15/2013                           1,450,000       1,638,500
Dole Food, Inc.
    7.25% due 06/15/2010                               5,000           5,162
    8.875% due 03/15/2011                             10,000          10,875
Great Atlantic & Pacific Tea Company, Inc.
    9.125% due 12/15/2011 (a)                        285,000         218,025
Kraft Foods, Inc.
    5.625% due 11/01/2011                            450,000         475,314
    6.50% due 11/01/2031 (a)                       1,230,000       1,325,598
Pepsi Bottling Group, Inc., Series B
    7.00% due 03/01/2029                             500,000         590,996
Tricon Global Restaurants, Inc.
    7.65% due 05/15/2008                             535,000         603,613
Tyson Foods, Inc.
    8.25% due 10/01/2011                           1,200,000       1,422,163
United Agri Products, Inc.
    8.25% due 12/15/2011                              25,000          27,000
                                                                 -----------
                                                                   6,317,246

FOREST PRODUCTS - 0.37%
Ainsworth Lumber Company, Ltd.
    7.25% due 10/01/2012                              45,000          45,450
Tembec Industries, Inc.
    8.625% due 06/30/2009                            430,000         440,750
Weyerhaeuser Company
    6.75% due 03/15/2012                             800,000         897,108
    7.95% due 03/15/2025                             300,000         357,436
                                                                 -----------
                                                                   1,740,744

GAS & PIPELINE UTILITIES - 0.96%
Duke Energy Field Services
    5.75% due 11/15/2006 (a)                         250,000         261,543
El Paso Corp.
    7.00% due 05/15/2011 (a)                         885,000         854,025
El Paso Production Holding Company
    7.75% due 06/01/2013                              95,000          95,237
Kinder Morgan Energy Partners
    7.125% due 03/15/2012                            800,000         911,284
Northern Border Partners, LP
    7.10% due 03/15/2011                           1,000,000       1,116,683
Praxair, Inc.
    6.50% due 03/01/2008                             605,000         662,225
Semco Energy, Inc.
    7.125% due 05/15/2008                             15,000          15,825
    7.75% due 05/15/2013                              20,000          21,550
Williams Companies, Inc.
    7.125% due 09/01/2011                            530,000         581,675
    8.125% due 03/15/2012 (a)                          5,000           5,763
                                                                 -----------
                                                                   4,525,810

HEALTHCARE PRODUCTS - 0.05%
Hanger Orthopedic Group, Inc.
    10.375% due 02/15/2009 (a)                       185,000         170,200
VWR International, Inc.
    6.875% due 04/15/2012                             20,000          20,900
    8.00% due 04/15/2014                              35,000          37,013
                                                                 -----------
                                                                     228,113

HEALTHCARE SERVICES - 0.05%
Extendicare Health Services, Inc.
    9.50% due 07/01/2010                              25,000          28,063
Radiologix, Inc.
    10.50% due 12/15/2008 (a)                        205,000         212,175
                                                                 -----------
                                                                     240,238

HOMEBUILDERS - 0.74%
Beazer Homes USA, Inc.
    8.625% due 05/15/2011                            240,000         264,600
Centex Corp.
    7.875% due 02/01/2011 (a)                      1,000,000       1,165,824
Champion Enterprises, Inc.
    7.625% due 05/15/2009 (a)                         65,000          64,350
Champion Home Builders Company
    11.25% due 04/15/2007                             25,000          27,250
D. R. Horton, Inc.
    9.75% due 09/15/2010 (a)                         265,000         319,987
KB Home
    9.50% due 02/15/2011                             195,000         216,937
Meritage Homes Corp.
    9.75% due 06/01/2011                              40,000          44,900
Pulte Homes, Inc.
    8.125% due 03/01/2011                            930,000       1,091,476
Standard Pacific Corp.
    6.25% due 04/01/2014                              25,000          24,813
    9.50% due 09/15/2010                             145,000         158,775
Technical Olympic USA, Inc.
    7.50% due 03/15/2011                              95,000          96,663
                                                                 -----------
                                                                   3,475,575

HOTELS & RESTAURANTS - 0.44%
Aztar Corp.
    9.00% due 08/15/2011                              80,000          88,600
El Pollo Loco, Inc.
    9.25% due 12/15/2009                             125,000         128,750

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------     -----------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Host Marriott LP, REIT
    9.25% due 10/01/2007                          $   35,000     $    39,200
Mandalay Resort Group
    9.375% due 02/15/2010 (a)                        175,000         201,250
    10.25% due 08/01/2007                            135,000         153,225
MGM Mirage, Inc.
    8.375% due 02/01/2011 (a)                        385,000         424,944
    8.50% due 09/15/2010                              50,000          56,812
Mortons Restaurant Group Inc
    7.50% due 07/01/2010                              90,000          85,950
Park Place Entertainment Corp.
    8.125% due 05/15/2011                            455,000         525,525
Real Mex Restaurants, Inc.
    10.00% due 04/01/2010                             85,000          85,425
Riviera Holdings Corp.
    11.00% due 06/15/2010                            185,000         203,500
Station Casinos, Inc.
    6.00% due 04/01/2012                              95,000          97,375
                                                                 -----------
                                                                   2,090,556

HOUSEHOLD PRODUCTS - 0.31%
Procter & Gamble, Series A
    9.36% due 01/01/2021                           1,000,000       1,341,310
Resolution Performance Products, Inc.
    9.50% due 04/15/2010                              35,000          36,138
    13.50% due 11/15/2010 (a)                         90,000          87,300
                                                                 -----------
                                                                   1,464,748

INDUSTRIAL MACHINERY - 0.09%
Case New Holland, Inc.
    9.25% due 08/01/2011                             235,000         263,200
Numatics, Inc.
    9.625% due 04/01/2008                             85,000          76,500
The Manitowoc Company, Inc.
    10.50% due 08/01/2012                             80,000          92,200
                                                                 -----------
                                                                     431,900

INSURANCE - 5.28%
AAG Holding Company, Inc.
    6.875% due 06/01/2008                          1,710,000       1,813,932
ACE Capital Trust II
    9.70% due 04/01/2030                             725,000         996,911
Amerus Group Company
    6.95% due 06/15/2005                             715,000         732,655
Anthem Insurance Companies, Inc.
    9.125% due 04/01/2010                            700,000         866,078
Dai Ichi Mutual Life Insurance Company
    5.73% due 03/17/2014                             700,000         714,355
Equitable Life Assurance Society
    7.70% due 12/01/2015                             680,000         814,845
Everest Reins Hodinggs, Inc.
    8.75% due 03/15/2010                             330,000         398,207
Fidelity National Financial, Inc.
    7.30% due 08/15/2011                           1,000,000       1,142,388
Florida Windstorm Underwriting Association,
    Series 1999
    7.125% due 02/25/2019                          3,720,000       4,383,030
Jackson National Life Insurance Company
    8.15% due 03/15/2027                           1,500,000       1,853,754
Liberty Mutual Insurance Company
    7.697% due 10/15/2097                          1,700,000       1,772,872
Metropolitan Life Golbal Mountain
    4.25% due 07/30/2009                             500,000         505,226
Mony Group, Inc.
    7.45% due 12/15/2005                             650,000         679,843
Nationwide Mutual Insurance Company
    8.25% due 12/01/2031                           1,000,000       1,239,711
New York Life Insurance Company
    5.875% due 05/15/2033 (a)                        265,000         268,816
Ohio National Life Insurance Company
    8.50% due 05/15/2026                           1,150,000       1,356,272
Premium Asset Trust
    4.125% due 03/12/2009                            650,000         641,307
Principal Life Global Funding I
    6.125% due 10/15/2033                            805,000         842,627
Prudential Financial
    7.65% due 07/01/2007                             650,000         716,970
Reinsurance Group of America, Inc.
    6.75% due 12/15/2011                           1,000,000       1,117,717
Safeco Corp.
    4.875% due 02/01/2010                            425,000         438,751
    7.25% due 09/01/2012                             134,000         154,686
The St. Paul Companies, Inc.
    5.75% due 03/15/2007                             575,000         604,196
XL Capital Finance PLC
    6.50% due 01/15/2012                             765,000         839,850
                                                                 -----------
                                                                  24,894,999

INTERNATIONAL OIL - 0.23%
Canadian Natural Resources Ltd.
    6.45% due 06/30/2033                             275,000         294,148
Gaz Capital
    8.625% due 04/28/2034                            475,000         504,687
Parker Drilling Company
    9.625% due 10/01/2013                             90,000         100,350
Petroleum Geo-Services ASA
    10.00% due 11/05/2010                            175,000         198,188
                                                                 -----------
                                                                   1,097,373

INTERNET RETAIL - 0.23%
Inter Active Corp.
    7.00% due 01/15/2013                           1,000,000       1,094,386

INVESTMENT COMPANIES - 0.25%
Canadian Oil Sands
    7.90% due 09/01/2021                           1,000,000       1,157,910

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------     -----------
CORPORATE BONDS (CONTINUED)

LEISURE TIME - 0.39%
AOL Time Warner, Inc.
    7.70% due 05/01/2032                          $1,500,000     $ 1,744,195
Marquee, Inc.
    8.625% due 08/15/2012                             20,000          21,200
River Rock Entertainment
    9.75% due 11/01/2011                              50,000          52,625
Seneca Gaming Corp.
    7.25% due 05/01/2012                              30,000          30,975
                                                                 -----------
                                                                   1,848,995

MANUFACTURING - 0.29%
Cummins Inc.
    9.50% due 12/01/2010                              35,000          40,425
J.B. Poindexter & Co., Inc.
    8.75% due 03/15/2014                             140,000         148,750
Koppers, Inc.
    9.875% due 10/15/2013                            155,000         171,275
Lazy Days RV Center, Inc.
    11.75% due 05/15/2012                            180,000         189,000
Tyco International Group SA
    6.125% due 01/15/2009 (a)                         40,000          43,489
    6.375% due 10/15/2011                            305,000         337,306
    6.75% due 02/15/2011 (a)                         410,000         461,287
                                                                 -----------
                                                                   1,391,532

MEDICAL-HOSPITALS - 0.12%
Iasis Healthcare LLC
    8.75% due 06/15/2014                              85,000          89,037
NDCHealth Corp.
    10.50% due 12/01/2012                            175,000         191,188
Triad Hospitals, Inc.
    7.00% due 05/15/2012 to 11/15/2013               290,000         300,300
                                                                 -----------
                                                                     580,525

METAL & METAL PRODUCTS - 0.08%
Fasten Technology, Inc.
    11.50% due 05/01/2011                             85,000          95,625
Inco, Ltd.
    5.70% due 10/15/2015                             250,000         258,266
                                                                 -----------
                                                                     353,891

MINING - 0.14%
Corporacion Nacional Del Cobre de Chile -
    CODELCO
    6.375% due 11/30/2012                            615,000         678,840

NEWSPAPERS - 0.22%
News America Holdings, Inc.
    9.25% due 02/01/2013 (a)                         810,000       1,040,612

OFFICE FURNISHINGS & SUPPLIES - 0.01%
Xerox Corp.
    7.625% due 06/15/2013                             45,000          48,600

PAPER - 1.36%
Abitibi-Consolidated, Inc.
    7.875% due 08/01/2009 (a)                        700,000         729,750
    8.55% due 08/01/2010 (a)                         410,000         439,725
Boise Cascade Office Products Company
    7.05% due 05/15/2005                           1,935,000       1,985,794
Bowater Canada Finance Corp.
    7.95% due 11/15/2011                             335,000         353,720
Bowater, Inc.
    6.50% due 06/15/2013 (a)                          40,000          38,812
Georgia Pacific Corp.
    8.875% due 02/01/2010                            605,000         707,850
Longview Fibre Company
    10.00% due 01/15/2009                             55,000          59,950
Norske Skog Canada, Ltd.
    7.375% due 03/01/2014                             80,000          83,600
    8.625% due 06/15/2011                            100,000         108,500
Portola Packaging, Inc.
    8.25% due 02/01/2012 (a)                          45,000          35,325
Temple-Inland, Inc.
    7.875% due 05/01/2012                            800,000         944,839
Westvaco Corp.
    7.95% due 02/15/2031                             515,000         610,474
Willamette Industries, Inc.
    7.00% due 02/01/2018                             300,000         334,734
                                                                 -----------
                                                                   6,433,073

PETROLEUM SERVICES - 0.73%
Baker Hughes, Inc.
    6.875% due 01/15/2029 (a)                        200,000         230,960
Giant Industries, Inc.
    11.00% due 05/15/2012 (a)                         95,000         108,775
Halliburton Company
    5.50% due 10/15/2010                             685,000         717,595
Murphy Oil Corp.
    7.05% due 05/01/2029                             450,000         507,781
Noram Energy Corp.
    6.50% due 02/01/2008                           1,025,000       1,102,552
Petro Stopping Centers/Petro Stopping
    financial
    9.00% due 02/15/2012                              35,000          37,100
Tesoro Petroleum Corp.
    8.00% due 04/15/2008                              55,000          59,400
Transocean Sedco Forex
    6.625% due 04/15/2011 (a)                        600,000         670,014
                                                                 -----------
                                                                   3,434,177

PHARMACEUTICALS - 0.64%
AmerisourceBergen Corp.
    7.25% due 11/15/2012                             105,000         113,925
    8.125% due 09/01/2008                            160,000         177,600
Bristol-Myers Squibb Company
    5.75% due 10/01/2011                             800,000         857,895
Schering Plough Corp.
    5.30% due 12/01/2013                             630,000         651,978
    6.50% due 12/01/2033                           1,070,000       1,158,559

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------     -----------
CORPORATE BONDS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Valeant Pharmaceuticals International
    7.00% due 12/15/2011                           $  55,000     $    55,687
                                                                 -----------
                                                                   3,015,644

PLASTICS - 0.03%
AEP Industry, Inc.
    9.875% due 11/15/2007                            130,000         132,437

PUBLISHING - 0.53%
American Media Operations, Inc.
    8.875% due 01/15/2011                              5,000           5,187
Dex Media East LLC
    12.125% due 11/15/2012                            80,000          99,600
Dex Media West LLC
    9.875% due 08/15/2013                            239,000         280,825
Dex Media, Inc.
    zero coupon, step up to 9.00% on
        11/15/2008 due 11/15/2013                    140,000         102,550
E.W. Scripps Company
    6.625% due 10/15/2007                            500,000         551,245
Houghton Mifflin Company
    9.875% due 02/01/2013 (a)                         95,000          99,750
Primedia, Inc.
    8.875% due 05/15/2011                             40,000          40,000
Scholastic Corp.
    5.00% due 04/15/2013                             265,000         260,131
    5.75% due 01/15/2007                             355,000         372,023
Time Warner, Inc.
    7.25% due 10/15/2017                             625,000         705,881
                                                                 -----------
                                                                   2,517,192

RAILROADS & EQUIPMENT - 0.19%
Canadian National Railway Company
    7.375% due 10/15/2031                            500,000         605,160
Kansas City Southern Railway
    9.50% due 10/01/2008                             270,000         295,650
                                                                 -----------
                                                                     900,810

REAL ESTATE - 1.54%
AMB Property LP
    7.50% due 06/30/2018                             420,000         486,275
Cornell Companies, Inc.
    10.75% due 07/01/2012                             95,000          95,237
Duke Realty Corp. LP, REIT
    5.25% due 01/15/2010                             555,000         583,664
Healthcare Realty Trust, Inc., REIT
    8.125% due 05/01/2011                          1,500,000       1,752,994
Host Marriott LP, REIT
    9.50% due 01/15/2007                             295,000         326,712
Lennar Corp.
    7.625% due 03/01/2009                            235,000         266,144
Liberty Property LP
    7.25% due 03/15/2011                           1,500,000       1,708,278
Regency Centers LP
    7.95% due 01/15/2011                             700,000         815,441
Rouse Company, REIT
    5.375% due 11/26/2013                            750,000         715,293
Spieker Properties LP, REIT
    7.25% due 05/01/2009                             450,000         506,655
                                                                 -----------
                                                                   7,256,693

RETAIL GROCERY - 0.32%
General Mills Inc.
    6.00% due 02/15/2012                             425,000         457,777
Kroger Comany
    6.75% due 04/15/2012                             775,000         866,700
Winn-Dixie Stores, Inc.
    8.875% due 04/01/2008 (a)                        200,000         163,000
                                                                 -----------
                                                                   1,487,477

RETAIL TRADE - 0.33%
Gap, Inc.
    10.30% due 12/15/2008 (a)                        100,000         122,500
Suburban Propane Partners LP
    6.875% due 12/15/2013                             10,000          10,300
Target Corp.
    6.35% due 01/15/2011 (a)                         500,000         557,213
Wal-Mart Stores, Inc.
    4.125% due 02/15/2011                            875,000         876,286
                                                                 -----------
                                                                   1,566,299

SANITARY SERVICES - 0.14%
Allied Waste North America, Inc.
    7.875% due 04/15/2013                            100,000         105,500
    8.50% due 12/01/2008                             510,000         553,350
                                                                 -----------
                                                                     658,850

SEMICONDUCTORS - 0.12%
Amkor Technology,  Inc.
    9.25% due 02/15/2008                             240,000         223,200
Amkor Technology, Inc.
    7.125% due 03/15/2011 (a)                        160,000         131,200
New Asat Finance Ltd.
    9.25% due 02/01/2011                             130,000         109,200
Semiconductor Note Participation Trust
    zero coupon due 08/04/2011                        80,000         108,000
                                                                 -----------
                                                                     571,600

SOFTWARE - 0.02%
UGS, Corp.
    10.00% due 06/01/2012                             95,000         103,550

STEEL - 0.09%
AK Steel Corp.
    7.875% due 02/15/2009 (a)                        100,000          99,250
Russel Metals, Inc.
    6.375% due 03/01/2014                             20,000          20,000
Steel Dynamics, Inc.
    9.50% due 03/15/2009                              45,000          49,950
    9.50% due 03/15/2009 (a)                          35,000          38,850

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ----------    ------------
CORPORATE BONDS (CONTINUED)

STEEL (CONTINUED)
United States Steel LLC
    10.75% due 08/01/2008                         $  175,000    $    206,500
Valmont Industries, Inc.
    6.875% due 05/01/2014                             15,000          15,450
                                                                ------------
                                                                     430,000

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.87%
Alaska Communications Systems
    9.875% due 08/15/2011                            115,000         110,975
Avaya, Inc.
    11.125% due 04/01/2009                           133,000         153,282
Citizens Communications Company
    9.25% due 05/15/2011 (a)                         360,000         396,000
Deutsche Telekom International Finance BV
    8.25% due 06/15/2005                             500,000         519,329
France Telecom SA
    8.50% due 03/01/2011                           1,050,000       1,256,934
GCI Inc.
    7.25% due 02/15/2014                             195,000         191,100
Insight Midwest LP/ Insight Capital, Inc.
    10.50% due 11/01/2010                            235,000         257,325
Insight Midwest LP/ Insight Capital, Inc.
    9.75% due 10/01/2009                              85,000          88,825
Nortel Networks, Ltd.
    6.125% due 02/15/2006                            110,000         112,200
Singapore Telecommunications, Ltd.
    7.375% due 12/01/2031                            800,000         943,882
Time Warner Telecom Holding
    9.25% due 02/15/2014 (a)                          95,000          94,525
                                                                ------------
                                                                   4,124,377

TELEPHONE - 2.01%
Alltel Corp.
    7.875% due 07/01/2032 (a)                        300,000         366,982
Ameritech Capital Funding Corp.
    6.45% due 01/15/2018                           1,100,000       1,184,590
AT&T Corp.
    8.05% due 11/15/2011 (a)                         380,000         425,125
British Telecommunications PLC
    8.875% due 12/15/2030                          1,100,000       1,445,074
CenturyTel, Inc.
    7.875% due 08/15/2012                            225,000         261,535
Compania De Telecomunicaciones
    8.375% due 01/01/2006 (a)                      1,000,000       1,059,870
GTE California, Inc., Series G
    5.50% due 01/15/2009                           1,000,000       1,055,960
MCI, Inc.
    5.908% due 05/01/2007                             60,000          59,475
    6.688% due 05/01/2009                            105,000         101,194
    7.735% due 05/01/2014                             40,000          37,900
Qwest Communications International, Inc.
    7.25% due 02/15/2011 (a)                         700,000         663,250
Sprint Capital Corp.
    6.875% due 11/15/2028                          1,500,000       1,573,340
Telecommunications Techniques Company
    9.75% due 05/15/2008                             290,000           3,081
Verizon Communications, Inc.
    8.75% due 11/01/2021                           1,000,000       1,259,914
                                                                ------------
                                                                   9,497,290

TOBACCO - 0.28%
Altria Group, Inc.
    7.00% due 11/04/2013                           1,070,000       1,116,398
Dimon Inc.
    9.625% due 10/15/2011                             65,000          68,575
Standard Commercial Corp.
    8.00% due 04/15/2012                             125,000         128,125
                                                                ------------
                                                                   1,313,098

TOYS, AMUSEMENTS & SPORTING GOODS - 0.00%
Bombardier Recreational Products
    8.375% due 12/15/2013                             10,000          10,525
TRANSPORTATION - 0.04%
K & F Industry, Inc. Series B
    9.25% due 10/15/2007                              98,000          99,838
Navistar International Corp.
    7.50% due 06/15/2011                              60,000          64,050
Navistar International Corp. Series B
    9.375% due 06/01/2006                             20,000          21,450
                                                                ------------
                                                                     185,338
                                                                ------------
TOTAL CORPORATE BONDS (Cost $250,890,178)                       $270,185,011
                                                                ------------

MUNICIPAL BONDS - 2.31%

ARIZONA - 0.23%
Phoenix Arizona Civic Improvement Corp.
    6.30% due 07/01/2008                           1,010,000       1,106,980
CALIFORNIA - 0.89%
Los Angeles County California Pension
    8.62% due 06/30/2006                           1,500,000       1,646,100
San Bernardino County California
    5.15% due 08/01/2011                             915,000         947,913
Southern California Public Power Authority
    Project, Series B
    6.93% due 05/15/2017                           1,300,000       1,582,412
                                                                ------------
                                                                   4,176,425

FLORIDA - 0.25%
Miami Beach Florida Redevelopment Agency Tax
    Increment Revenue
    8.95% due 12/01/2022                           1,000,000       1,190,900

MARYLAND - 0.07%
Maryland State Transportation Authority, Ltd.
    5.84% due 07/01/2011                             300,000         326,715

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                 -----------    ------------
MUNICIPAL BONDS (CONTINUED)

MICHIGAN - 0.31%
Detroit Michigan Downtown Development
    Authority
    6.20% due 07/01/2008                         $ 1,335,000    $  1,458,528
NEW JERSEY - 0.03%
Jersey City New Jersey Municipal Utilities
    Authority
    4.55% due 05/15/2012                             150,000         149,230

PENNSYLVANIA - 0.43%
Philidelphia Pennsylvania Authority, Series A
    5.59% due 04/15/2005                           2,000,000       2,033,420

SOUTH CAROLINA - 0.10%
South Carolina Public Service Authority,
    Series B
    6.97% due 01/01/2005                             475,000         480,885
                                                                ------------
TOTAL MUNICIPAL BONDS (Cost $10,531,916)                        $ 10,923,083
                                                                ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.03%
Asset Securitization Corp., Series 1997-D5,
    Class A1B
    6.66% due 02/14/2043                           1,789,639       1,869,883
Banc of America Commercial Mortgage Inc.,
    Class A
    6.186% due 06/11/2035                          3,000,000       3,286,646
Bear Stearns Commercial Mortgage Securities,
    Inc., Series 2003-T12, Class A4
    4.68% due 08/13/2039                           3,000,000       3,006,766
Chase Commercial Mortgage Securities Corp.,
    Series 1998-1 Class A2
    6.56% due 05/18/2030                           2,839,238       3,087,106
Chase Commercial Mortgage Securities Corp.,
    Series 1998-2 Class A2
    6.39% due 11/18/2030                           2,500,000       2,731,355
Commercial Mortgage Asset Trust,
    Series 1999-C1, Class A3
    6.64% due 01/17/2032                           3,000,000       3,333,017
LB-UBS Commercial Mortgage Trust,
    Series 2001-C7, Class A3
    5.642% due 12/15/2025                          2,755,457       2,924,231
LB-UBS Commercial Mortgage Trust,
    Series 2002-C1, Class A4
    6.462% due 03/15/2031                          1,500,000       1,686,138
Morgan Stanley Capital I, Inc., Class A
    6.54% due 07/15/2030                           1,500,000       1,632,848
Morgan Stanley Dean Witter Capital I, Class A
    6.39% due 10/15/2035                           2,000,000       2,233,522
Morgan Stanley Dean Witter Capital I, Class A2
    5.98% due 01/15/2039                             300,000         328,330
Morgan Stanley Dean Witter Capital I,
    Series 2001, Class A4
    6.39% due 06/15/2011                             840,000         936,619
Nomura Asset Securities Corp., Series 1998 D6
    Class A 1B
    6.59% due 03/15/2030                           2,850,000       3,122,617
Prudential Commercial Mortgage Trust,
    Series 2003-PWR1, Class A2
    4.493% due 02/11/2036                          3,000,000       2,979,028
                                                                ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $31,593,870)                                             $ 33,158,106
                                                                ------------
ASSET BACKED SECURITIES - 1.66%
AESOP Funding II LLC, Series 1998-1, Class A
    6.14% due 05/20/2006                             600,000         609,919
AESOP Funding II LLC, Series 2003-4, Class A
    2.86% due 08/20/2009                           1,740,000       1,696,223
Chase Manhattan Auto Owner Trust, Class A
    4.21% due 01/15/2009                           2,000,000       2,029,280
Massachusetts RRB Special Purpose Trust,
    Series 2001-1, Class A
    6.53% due 06/01/2015                             806,958         889,635
MBNA Credit Card Master Note Trust,
    Series 2001-A1, Class A
    5.75% due 10/15/2008                           2,000,000       2,094,285
Onyx Acceptance Auto Trust, Series 2001-B,
    Class A4
    5.49% due 11/15/2007                             234,772         235,736
Peco Energy Transition Trust, Series 2001 A
    6.52% due 12/31/2010                             250,000         280,656
                                                                ------------
TOTAL ASSET BACKED SECURITIES
 (Cost $7,732,268)                                              $  7,835,734
                                                                ------------

SHORT TERM INVESTMENTS - 4.49%
State Street Navigator Securities
    Lending Prime Portfolio (c)                   21,206,808      21,206,808
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $21,206,808)                                             $ 21,206,808
                                                                ------------

REPURCHASE AGREEMENTS - 1.92%
Repurchase Agreement with UBS and State            9,048,000       9,048,000
    Street Corp. (Tri-Party) dated
    09/30/2004 at 1.74% to be
    repurchased at $9,048,437 on
    10/01/2004, collateralized by
    $8,834,000 U.S. Treasury Bonds,
    5.25% due 11/15/2028 (valued at
    $9,322,522, including interest). ***
                                                                ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $9,048,000)                                              $  9,048,000
                                                                ------------
TOTAL INVESTMENTS (INVESTMENT QUALITY BOND TRUST)
    (COST $460,823,240) - 103.42%                               $488,065,464
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.42)%                  (16,150,080)
                                                                ------------
TOTAL NET ASSETS - 100.00%                                      $471,915,384
                                                                ============

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------    ------------
PREFERRED STOCKS - 0.74%

BANKING - 0.74%
DG Funding Trust *                                       981    $ 10,545,750
                                                                ------------
TOTAL PREFERRED STOCKS (Cost $10,336,921)                       $ 10,545,750
                                                                ------------
U.S. TREASURY OBLIGATIONS - 13.38%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 7.77%
    3.00% due 07/15/2012 ***                    $  6,215,650       6,882,620
    3.375% due 01/15/2007 to 01/15/2012 ***        5,523,413       6,080,622
    3.50% due 01/15/2011 ***                       8,597,886       9,731,397
    3.625% due 01/15/2008 ***                      3,048,448       3,343,172
    3.875% due 01/15/2009 ***                     64,795,500      72,943,017
    4.25% due 01/15/2010 ***                       9,569,810      11,106,587
                                                                ------------
                                                                 110,087,415

U.S. TREASURY NOTES - 5.61%
    2.50% due 09/30/2006 ***                      79,600,000      79,428,860
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $187,559,501)                                            $189,516,275
                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.01%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.99%
    3.844% due 01/01/2029 (b)***                   1,150,300       1,176,880
    5.00% due 05/01/2018 to 12/01/2018 ***         4,924,299       5,011,884
    6.00% due 03/01/2016 to 09/15/2032 ***         1,895,191       1,938,343
    7.50% due 12/20/2029 to 08/15/2030 ***         5,647,040       5,929,847
                                                                ------------
                                                                  14,056,954

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 19.20%
    2.906% due 10/01/2040 (b)***                   1,795,985       1,814,489
    3.303% due 07/01/2009 (b)***                   1,403,374       1,417,729
    4.130% due 05/01/2036 (b)***                   9,052,383       9,292,960
    5.00% due 03/01/2034                          15,980,899      15,853,616
    5.00% due 11/01/2017 to 11/01/2018 ***        34,592,015      35,220,372
    5.00% TBA **                                 154,000,000     154,358,750
    5.50% due 11/01/2016 to 02/01/2034 ***        35,803,960      37,047,937
    5.50% TBA **                                  10,600,000      10,739,125
    6.00% due 03/01/2013 to 04/01/2028 ***         4,673,776       4,906,908
    6.50% due 05/01/2032 ***                       1,157,949       1,215,461
                                                                ------------
                                                                 271,867,347

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.88%
    2.75% due 01/20/2032 to
        02/20/2032 (b)***                          5,550,546       5,559,495
    3.00% due 05/20/2034 (b)***                      879,585         875,826
    3.375% due 05/20/2023 to
        05/20/2030 (b)***                          3,035,562       3,069,732
    4.00% due 10/20/2029 to
        11/20/2029 (b)***                          2,724,614       2,750,380

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
    4.75% due 09/20/2021 (b)***                      214,563         217,635
                                                                ------------
                                                                  12,473,068

SMALL BUSINESS ADMINISTRATION - 0.94%
    7.449% due 08/01/2010 ***                        487,185         539,496
    6.344% due 08/01/2011 ***                      4,730,805       5,074,903
    5.13% due 09/01/2023 ***                         381,692         391,259
    5.52% due 06/01/2024 ***                       7,000,000       7,291,351
                                                                ------------
                                                                  13,297,009
                                                                ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $307,210,753)                                            $311,694,378
                                                                ------------

FOREIGN GOVERNMENT OBLIGATIONS - 2.26%

BRAZIL - 0.65%
Federal Republic of Brazil
    2.062% due 04/15/2006 (b)***                   1,676,800       1,678,896
    2.125% due 04/15/2009 (b)***                     782,386         766,444
    11.00% due 01/11/2012 ***                      5,120,000       5,875,200
    11.50% due 03/12/2008 ***                        800,000         922,000
                                                                ------------
                                                                   9,242,540

MEXICO - 0.35%
Government of Mexico
    6.375% due 01/16/2013 ***                      2,420,000       2,548,260
    8.00% due 09/24/2022 ***                       1,800,000       2,029,500
    8.125% due 12/30/2019 ***                        100,000         114,750
    9.875% due 02/01/2010 ***                        200,000         246,600
                                                                ------------
                                                                   4,939,110

PANAMA - 0.33%
Republic of Panama
    8.25% due 04/22/2008 ***                         700,000         770,000
    8.875% due 09/30/2027 ***                      2,200,000       2,310,000
    9.375% due 07/23/2012 ***                      1,400,000       1,585,500
                                                                ------------
                                                                   4,665,500

PERU - 0.84%
Republic of Peru
    9.125% due 02/21/2012 ***                     10,600,000      11,872,000

POLAND - 0.04%
Republic of Poland, Series RSTA
    4.75% due 10/27/2024 (b)***                      500,000         476,875

RUSSIA - 0.01%
Russian Federation
    5% coupon, step up to 7.5% on
        03/31/2007 due 03/31/2030 ***                200,000         192,500

SOUTH AFRICA - 0.04%
Republic of South Africa
    9.125% due 05/19/2009 ***                        500,000         592,500
                                                                ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $27,953,243)                                             $ 31,981,025
                                                                ------------

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------    ------------
CORPORATE BONDS - 5.26%

AIR TRAVEL - 0.03%
American Airlines, Series 01-2, Class A-1
    6.978% due 04/01/2011 ***                   $    360,560    $    356,227

AUTOMOBILES - 0.39%
DaimlerChrysler North America Holding
    2.340% due 05/24/2006 (b)***                   2,900,000       2,910,736
    4.75% due 01/15/2008 ***                       2,600,000       2,677,690
                                                                ------------
                                                                   5,588,426

BANKING - 0.42%
Royal Bank of Scotland Group PLC
    7.648% due 08/29/2049 (b)***                   5,000,000       5,964,370

DOMESTIC OIL - 0.22%
Pemex Project Funding Master Trust
    3.077% due 01/07/2005 (b)***                   2,100,000       2,115,750
    7.375% due 12/15/2014 ***                        600,000         654,000
    8.625% due 02/01/2022 ***                        300,000         341,100
                                                                ------------
                                                                   3,110,850

ELECTRICAL UTILITIES - 0.06%
AEP Texas Central Company, Series A
    2.961% due 02/15/2005 (b)***                     900,000         900,376

FINANCIAL SERVICES - 1.88%
Atlas Reinsurance  PLC, Series A
    3.952% due 01/07/2005 (b)                      1,250,000       1,255,537
Ford Motor Credit Company
    7.50% due 03/15/2005 ***                       6,400,000       6,541,101
Gemstone Investors, Ltd.
    7.71% due 10/31/2004 ***                       1,300,000       1,301,625
General Motors Acceptance Corp., Series MTN
    5.25% due 05/16/2005 ***                       1,200,000       1,221,383
Goldman Sachs Group, Inc., Series MTNB
    1.98% due 07/23/2009 (b)***                    7,700,000       7,730,261
Morgan Stanley Warehouse Facility
    2.09% due 07/06/2005 ***                       3,900,000       3,900,000
Phoenix Quake Wind, Ltd.
    4.05% due 07/03/2008 (b)                         800,000         829,248
Phoenix Quake, Ltd.
    4.05% due 07/03/2008 (b)                         800,000         829,248
Premium Asset Trust 0010
    2.095% due 11/27/2004 (b)                        500,000         500,061
Qwest Capital Funding, Inc.
    7.25% due 02/15/2011 ***                         113,000         100,853
UFJ Finance Aruba AEC
    6.75% due 07/15/2013 ***                       1,800,000       1,995,782
Vita Capital, Ltd., 2003-1
    2.950% due 01/01/2007 (b)                        400,000         402,392
                                                                ------------
                                                                  26,607,491

GAS & PIPELINE UTILITIES - 0.62%
El Paso Corp.
    7.75% due 01/15/2032 (a)***                   10,000,000       8,725,000

INSURANCE - 0.48%
Residential Reinsurance, Ltd., Series 2003
    6.74% due 06/08/2006 (b)                       7,300,000       6,746,660

MANUFACTURING - 0.47%
Tyco International Group SA
    6.375% due 06/15/2005 ***                      6,500,000       6,666,842

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.14%
US West Communications, Inc.
    7.20% due 11/01/2004 ***                       2,000,000       2,010,000

TELEPHONE - 0.28%
AT&T Corp.
    8.05% due 11/15/2011 ***                       3,100,000       3,468,125
Sprint Capital Corp.
    6.125% due 11/15/2008 ***                        500,000         539,689
                                                                ------------
                                                                   4,007,814

TOBACCO - 0.27%
Philip Morris Companies, Inc.
    7.75% due 01/15/2027 ***                       3,600,000       3,802,694
                                                                ------------
TOTAL CORPORATE BONDS (Cost $74,808,038)                        $ 74,486,750
                                                                ------------

MUNICIPAL BONDS - 3.11%

CALIFORNIA - 0.52%
Golden State Tobacco Securitization Corp.,
    California, Series 2003-A-1
    6.25% due 06/01/2033 ***                       3,100,000       2,930,430
    6.75% due 06/01/2039 ***                       3,635,000       3,507,557
Orange County California Sanitation District,
    Certificate Participation
    5.00% due 02/01/2033 ***                         900,000         912,132
                                                                ------------
                                                                   7,350,119

HAWAII - 0.57%
Honolulu Hawaii City & County, Series B
    5.00% due 07/01/2011 ***                       7,205,000       8,016,377

MICHIGAN - 0.07%
Michigan State Building Authority Revenue,
    Series I
    5.25% due 10/15/2012 ***                         900,000       1,017,018

MISSISSIPPI - 0.42%
Mississippi State Refunding Bond
    6.00% due 09/01/2011 ***                       5,130,000       6,009,179

NEW YORK - 0.59%
New York City Municipal Water Finance
    Authority, Series E
    5.00% due 06/15/2034 ***                       7,300,000       7,408,624
New York State Environmental Facilities
    Corp., Residuals-Series 658
    8.26% due 06/15/2023 (b)***                      850,000         955,765
                                                                ------------
                                                                   8,364,389

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------    ------------
MUNICIPAL BONDS (CONTINUED)

NORTH CAROLINA - 0.15%
North Carolina State Education Assistance
    Authority Revenue
    1.950% due 06/01/2009 (b)***                $    311,488    $    311,457
North Carolina State Residuals-Series 653
    8.04% due 03/01/2018 (b)***                    1,400,000       1,745,912
                                                                ------------
                                                                   2,057,369

TEXAS - 0.02%
University of Texas University Revenues,
    Series B
    5.00% due 08/15/2033 ***                         300,000         304,545

WISCONSIN - 0.77%
Badger Tobacco Asset Securitization Corp.
    6.00% due 06/01/2017 ***                       2,900,000       2,749,461
Wisconsin State Clean Water Revenue,
    Residual-Series 645
    8.412% due 06/01/2023 (b)***                   5,910,000       6,711,160
Wisconsin State, Series A
    5.00% due 05/01/2011 ***                       1,300,000       1,439,074
                                                                ------------
                                                                  10,899,695
                                                                ------------
TOTAL MUNICIPAL BONDS (Cost $42,651,376)                        $ 44,018,691
                                                                ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.70%
ABN AMRO Mortgage Corp.,
    Series 1999-4, Class IA4
    6.50% due 06/25/2029 ***                         341,836         341,362
Bank of America Mortgage Securities, Inc.,
    Series 2004-1, Class 5A1
    6.50% due 02/25/2033 ***                       1,108,851       1,124,474
Bank of America Mortgage Securities,
    Series 2002-K, Class 2A1
    5.606% due 10/20/2032 (b)***                     831,430         843,331
Bear Stearns Arm Trust,
    Series 2002-11, Class 1A2
    5.377% due 02/25/2033 (b)***                   3,163,208       3,196,849
Bear Stearns Arm Trust,
    Series 2002-9, Class 2A
    5.280% due 10/25/2032 (b)***                     250,032         251,496
Bear Stearns Arm Trust,
    Series 2003-8, Class 2A1
    4.918% due 01/25/2034 (b)***                   6,383,307       6,448,960
Countrywide Home Loans,
    Series 2002-7, Class 1A1
    5.42% due 05/19/2032 (b)***                      827,209         840,217
Credit Suisse First Boston Mortgage
    Securities Corp.,
    Series 2002-P3A, Class A1
    2.165% due 08/25/2033 (b)***                   4,780,099       4,759,268
Federal Home Loan Mortgage Corporation,
    Series 2504, Class L
    5.50% due 03/15/2015 ***                          71,399          71,591
Federal Home Loan Mortgage Corporation,
    Series 2535, Class DT
    5.00% due 09/15/2016 ***                         619,104         632,821
Federal National Mortgage Association,
    Series 2002-56, Class ZQ
    6.00% due 09/25/2032 ***                      11,271,598      11,477,316
Federal National Mortgage Association,
    Series 2003-W1, Class 1A1
    6.50% due 12/25/2042 ***                       1,659,006       1,753,362
First Nationwide Trust,
    Series 2001-3, Class 1A1
    6.75% due 08/21/2031 ***                         188,053         191,251
GMAC Commercial Mortgage Security, Inc.,
    Series 99 C2, Class A
    6.57% due 09/15/2033 ***                       1,562,939       1,601,098
Indymac Arm Trust, Series 2001-H2, Class A2
    6.576% due 01/25/2032 (b)***                     104,387         104,643
Mellon Residential Funding Corp.,
    Series 2000-TBC2, Class  A1
    2.000% due 06/15/2030 (b)***                   7,137,903       7,103,416
Prime Mortgage Trust, Series 2004-CL1, Class
    1A2
    2.24% due 02/25/2034 (b)***                    2,233,613       2,232,774
Prime Mortgage Trust, Series 2004-CL1, Class
    2A2
    2.240% due 02/25/2019 (b)***                     554,850         555,700
Residential Funding Mortgage Securities I,
    Series 2002-SA2, Class A1
    5.601% due 09/25/2032 (b)***                     330,807         330,288
Structured Asset Securities Corp.,
    Series 2001-21A, Class 1A1
    6.25% due 01/25/2032 (b)***                      527,933         546,470
Structured Asset Securities Corp.,
    Series 2002-1A, Class 4A
    6.111% due 02/25/2032 (b)***                     149,614         150,577
Washington Mutual Mortgage Securities Corp.,
    Series 2002-AR9, Class 1A
    8.23% due 08/25/2042 (b)***                   13,036,353      13,273,876
Washington Mutual Mortgage Securities Corp.,
    Series 2002-S5, Class 1A1
    5.14% due 10/25/2032 (b)***                    1,287,105       1,305,965
Washington Mutual Mortgage Securities Corp.,
    Series 2003-AR1, Class 2A
    5.410% due 02/25/2033 (b)***                   7,269,308       7,342,250
                                                                ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $65,547,878)                                              $ 66,479,355
                                                                ------------

ASSET BACKED SECURITIES - 6.44%
Brazos Student Finance Corp.,
    Series 1998-A, Class A2
    2.352% due 06/01/2023 (b)***                   1,993,878       2,015,427

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                     -----------      ----------
ASSET BACKED SECURITIES
(CONTINUED)
Centex Home Equity Loan Trust,
    Series 2004-B, Class AV2
    1.940% due 03/25/2034 (b)***                     $ 4,742,726      $ 4,742,725
CWABS, Inc., Series 2004-7, Class 2AV1
    1.990% due 12/25/2022 (b)***                       9,700,000        9,700,000
EMC Mortgage Loan Trust, Series 2001-A Class A
    2.210% due 05/25/2040 (b)***                       4,899,502        4,906,121
Equity One Abs, Inc., Series 2004-2, Class AF1
    1.95% due 07/25/2034 (b)***                       10,976,096       10,974,692
FHA 220 NP Reilly 60
    7.43% due 12/01/2023 ***                           1,208,301        1,221,916
Fremont Home Loan Trust,
    Series 2004-2, Class 2A1
    1.89% due 07/25/2034 (b)***                        3,700,000        3,698,265
Home Equity Mortgage Trust,
    Series 2004-4, Class A2
    1.99% due 12/25/2034 (b)***                        7,547,036        7,541,111
Irwin Low Balance Home Loan Trust,
    Series 2000-LB1, Class A
    2.215% due 06/25/2021 (b)***                         308,895          309,503
Nelnet Student Loan Trust,
    Series 2004-4, Class A1
    2.017% due 04/25/2011 (b)***                       4,300,000        4,300,000
Sears Credit Account Master Trust Ii,
    Series 2000-3, Class A
    1.92% due 10/16/2008 (b)***                       12,800,000       12,799,730
Sears Credit Account Master Trust Ii,
    Series 2002-4, Class A
    1.89% due 08/18/2009 (b)***                       14,200,000       14,214,485
Sears Credit Account Master Trust Ii,
    Series 2002-5 A
    2.14% due 11/17/2009 (b)                          13,100,000       13,111,363
Wells Fargo Home Equity Asset,
    Series 2004-2, Class A31
    2.00% due 06/25/2019 (b)***                        1,600,000        1,600,000
                                                                      -----------
TOTAL ASSET BACKED SECURITIES
 (Cost $91,146,779)                                                   $91,135,338
                                                                      -----------

SHORT TERM INVESTMENTS - 57.14%
Altria Group, Inc.
    2.393% due 10/29/2004 (b)***                     $ 1,700,000      $ 1,699,696
Bank of America NA
    1.64% due 11/10/2004                              27,000,000       27,000,000
Bank of Ireland
    1.590% due 10/18/2004 ***                         38,200,000       38,065,451
Barclays U.S. Funding LLC
    1.855% due 12/16/2004 ***                          1,700,000        1,693,343
CDC Commercial Paper Corp.
    1.670% due 11/23/2004 ***                         38,100,000       38,006,327
Citibank NA
    1.60% due 11/12/2004                                 300,000          300,000
    1.64% due 11/08/2004                              26,900,000       26,900,000
    1.65% due 11/19/2004                                 100,000          100,000
    1.66% due 11/23/2004                                 200,000          200,000
    1.75% due 12/07/2004 ***                             300,000          300,000
    1.805% due 12/10/2004 ***                         14,000,000       14,000,000
Citibank New York N.A
    1.650% due 11/15/2004                                100,000          100,000
Danske Corp., Series A
    1.645% due 11/19/2004 ***                          2,900,000        2,893,507
    1.765% due 12/09/2004 ***                         38,300,000       38,170,434
    1.845% due 12/20/2004 ***                          1,400,000        1,394,260
Federal Home Loan Bank Discount Notes
    1.58% due 10/04/2004 ***                           6,000,000        5,999,210
    1.595% due 11/12/2004 ***                          6,800,000        6,787,465
    1.740% due 10/20/2004 ***                         34,800,000       34,768,042
Federal Home Loan Mortgage Corporation
    Discount Notes
    1.50% due 10/19/2004 ***                           1,400,000        1,398,950
    1.52% due 10/13/2004 ***                           9,900,000        9,894,984
    1.537% due 10/18/2004 to 11/12/2004 ***           17,500,000       17,482,904
    1.545% due 10/25/2004 ***                         50,300,000       50,247,822
    1.56% due 10/20/2004 ***                          13,400,000       13,388,967
    1.57% due 11/15/2004 ***                          13,500,000       13,473,506
    1.579% due 11/22/2004 ***                          7,200,000        7,183,568
Federal National Mortgage Association
    Discount Notes
    1.18% due 11/01/2004 ***                          26,900,000       26,863,401
    1.455% due 10/06/2004 ***                         17,500,000       17,496,454
    1.53% due 10/20/2004 ***                          13,400,000       13,389,179
    1.605% due 11/10/2004 ***                          1,000,000          998,233
    1.625% due 11/17/2004 ***                         11,400,000       11,375,963
    1.66% due 11/24/2004 ***                          13,900,000       13,865,181
    1.687% due 12/01/2004 ***                         28,000,000       27,918,751
    1.76% due 12/08/2004 ***                          26,400,000       26,312,337
    1.78% due 12/15/2004 ***                           7,400,000        7,372,404
General Electric Capital Corp.
    1.800% due 12/15/2004 ***                          6,900,000        6,874,125
General Motors Acceptance Corp.
    2.404% due 03/22/2005 ***                          5,500,000        5,432,303
HBOS Treasury Services PLC
    1.715% due 11/30/2004 ***                         14,800,000       14,757,697
    1.735% due 12/03/2004 ***                          4,700,000        4,685,730
    1.780% due 12/07/2004 to 12/10/2004 ***           22,700,000       12,623,851
Royal Bank of Scotland
    1.69% due 11/29/2004 ***                          28,800,000       18,720,232
Stadshypotek Delaware, Inc.
    1.820% due 12/14/2004 ***                         11,500,000       11,452,722
State Street Navigator Securities Lending
    Prime Portfolio (c)                                5,671,875        5,671,875
UBS Finance Delaware, Inc.
    1.675% due 11/24/2004 ***                          2,900,000        2,892,714
    1.690% due 11/29/2004 ***                         18,300,000       18,249,314
    1.850% due 12/21/2004 ***                         21,300,000       21,211,339

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT             VALUE
                                                     -----------      ---------------
SHORT TERM INVESTMENTS (CONTINUED)
United States Treasury Bills
    zero coupon due 11/04/2004 ***                   $67,400,000      $    67,306,112
    zero coupon due 12/02/2004 to
        12/16/2004 *** ****                           60,485,000           60,282,457
Wells Fargo Bank NA San Francisco
    1.60% due 10/04/2004                              27,300,000           27,300,000
    1.60% due 10/04/2004 ***                          14,600,000           14,600,000
                                                                      ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $809,111,393)                                                   $   809,100,810
                                                                      ---------------

REPURCHASE AGREEMENTS - 0.58%
Repurchase Agreement with State Street               $ 8,177,000      $     8,177,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $8,177,148 on
    10/01/2004, collateralized by
    $6,015,000 U.S. Treasury Bonds,
    8.125% due 08/15/2019 (valued at
    $8,345,813, including interest).
                                                                      ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $8,177,000)                                                     $     8,177,000
                                                                      ---------------

TOTAL INVESTMENTS (TOTAL RETURN TRUST)
    (COST $1,624,502,882) - 115.62%                                   $ 1,637,135,372

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.62)%                         (221,220,507)
                                                                      ---------------
TOTAL NET ASSETS - 100.00%                                            $ 1,415,914,865
                                                                      ===============

REAL RETURN BOND TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT             VALUE
                                                     -----------      ---------------
U.S. TREASURY OBLIGATIONS - 105.24%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 101.88%
    2.00% due 01/15/2014 to 07/15/2014               $78,733,554      $    80,603,816
    3.00% due 07/15/2012                              63,681,053           70,514,348
    3.375% due 01/15/2007 to 04/15/2032               80,189,742           89,967,088
    3.50% due 01/15/2011                              68,807,104           77,878,357
    3.625% due 01/15/2008 to 04/15/2028               45,145,240           51,123,322
    3.875% due 01/15/2009 to 04/15/2029               72,338,178           90,246,402
    4.25% due 01/15/2010                              13,852,752           16,077,310
                                                                      ---------------
                                                                          476,410,643

U.S. TREASURY BONDS - 3.36%
    2.375% due 01/15/2025                             15,078,750           15,708,408
                                                                      ---------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $493,465,878)                                                   $   492,119,051
                                                                      ---------------

SHORT TERM INVESTMENTS - 86.99%

FEDERAL HOME LOAN BANK - 0.96%
    1.65% due 12/08/2004                               4,500,000            4,485,125
                                                                      ---------------
TOTAL SHORT TERM INV ESTMENTS
(Cost $4,485,125)                                                     $   406,789,380
                                                                      ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.98%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.56%
    1.57% due 08/25/2034 (b)***                        2,633,026            2,629,356

SMALL BUSINESS ADMINISTRATION - 0.42%
    4.504% due 02/01/2014 ***                          1,960,467            1,948,826
                                                                      ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,593,493)                                                     $     4,578,182
                                                                      ---------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.67%

BRAZIL - 0.67%
Federal Republic of Brazil
    8.00% due 04/15/2014 ***                           3,166,480            3,133,074
                                                                      ---------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,111,051)                                                    $     3,133,074
                                                                      ---------------

CORPORATE BONDS - 4.98%

AUTOMOBILES - 0.98%
DaimlerChrysler NA Holding Corp., MTN Series D
    2.342% due 09/10/2007 (b)***                       4,600,000            4,604,867

ELECTRICAL UTILITIES - 0.26%
Entergy Gulf States
    2.81% due 06/18/2007 (b)***                        1,200,000            1,205,305

ENERGY - 0.69%
Halliburton Company
    2.41% due 01/26/2007 (b)***                        2,800,000            2,801,389
    3.12% due 10/17/2005 (b)***                          400,000              403,496
                                                                      ---------------
                                                                            3,204,885

FINANCIAL SERVICES - 2.52%
General Motors Acceptance Corp., MTN
    2.595% due 05/18/2006 (b)***                       2,900,000            2,904,234
Phoenix Quake Wind, Ltd.
    4.05% due 07/03/2008 (b)                           1,500,000            1,554,840
Pylon, Ltd., Class A Catastrophe Bond
    3.616% due 12/29/2008 (b)                      EUR   600,000              767,178
Pylon, Ltd., Class B Catastrophe Bond
    6.016% due 12/29/2008 (b)                          1,000,000            1,279,251
Sprint Capital Corp.
    7.90% due 03/15/2005 ***                         $ 2,110,000            2,161,632
Verizon Wireless Capital LLC
    1.81% due 05/23/2005 (b)***                        2,500,000            2,498,730
Vita Capital, Ltd., 2003-1
    2.950% due 01/01/2007 (b)                           600,000               603,588
                                                                      ---------------
                                                                           11,769,453

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                     -----------      -----------
CORPORATE BONDS (CONTINUED)

INSURANCE - 0.06%
Residential Reinsurance, Ltd., Series 2003
    6.74% due 06/08/2006 (b)                         $   300,000      $   277,260

METAL & METAL PRODUCTS - 0.21%
Alcan Aluminum Corp.
    2.10% due 12/08/2004 (b)***                        1,000,000          999,915

PETROLEUM SERVICES - 0.26%
Petroleos Mexicanos
    9.25% due 03/30/2018 ***                           1,000,000        1,217,500
                                                                      -----------
TOTAL CORPORATE BONDS (Cost $23,143,659)                              $23,279,185
                                                                      -----------

MUNICIPAL BONDS - 0.37%

CALIFORNIA - 0.02%
California County California Tobacco
    Securitization Agency
    5.625% due 06/01/2023 ***                            100,000           96,106

NEW HAMPSHIRE - 0.12%
New Hampshire Municipal Bond Bank, Series B
    5.00% due 08/15/2012 ***                             500,000          556,600

NEW JERSEY - 0.11%
Tobacco Settlement Financing Corp. -
    New Jersey
    6.125% due 06/01/2042 ***                            580,000          505,319

RHODE ISLAND - 0.12%
Tobacco Settlement Financing Corp. -
    Rhode Island, Series A
    6.00% due 06/01/2023 ***                             600,000          570,246
                                                                      -----------
TOTAL MUNICIPAL BONDS (Cost $1,665,513)                               $ 1,728,271
                                                                      -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.88%
Bank of America Mortgage Securities, Inc.,
    Series 2004-1, Class 5A1
    6.50% due 02/25/2033 ***                             530,320          537,792
Bear Stearns Adjustable Rate Mortgage Trust,
    Series 2003-8, Class 1A1
    4.335% due 01/25/2034 (b)***                       7,029,778        7,072,997
Sequoia Mortgage Trust, Series 5, Class A
    1.95% due 10/19/2026 (b)***                        1,154,655        1,153,909
                                                                      -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,837,782)                                                     $ 8,764,698
                                                                      -----------

ASSET BACKED SECURITIES - 3.01%
Ameriquest Mortgage Securities, Inc., Series
    2003-1, Class A2
    2.25% due 02/25/2033 (b)***                          360,360          361,241
Asset Backed Securities Corp. Home Equity,
    Series 2003-HE1, Class A2
    2.26% due 01/15/2033 (b)***                        1,650,685        1,658,714
Countrywide Home Loans, Inc.
    1.82% due 02/23/2005 (b)***                        3,200,000        3,198,864
Equity One ABS, Inc., Series 2004-1, Class AV2
    2.14% due 04/25/2034 (b)***                        1,916,441        1,910,583
GSAMP Trust, Series 2004-SEA2, Class A2A
    2.130% due 03/25/2034 (b)***                         792,120          792,120
Master Asset Backed Securities Trust,
    Series 2004-WMC1, Class A4
    1.94% due 02/25/2034 (b)***                          517,269          517,269
Merrill Lynch Mortgage Investors,
    Series 2004-WMC2, Class A2B1
    1.94% due 12/25/2034 (b)***                          432,446          432,521
Redwood Capital, Ltd., Series 2003-3,
    Class Note
    4.96% due 01/09/2006 (b)                             900,000          908,604
Redwood Capital, Ltd., Series 2003-4,
    Class Note
    3.90% due 01/09/2006 (b)                             900,000          907,434
Residential Asset Mortgage Products, Inc.,
    Series 2004-RS9, Class AII1
    2.00% due 09/25/2013 (b)***                        2,800,000        2,800,000
Truman Capital Mortgage Loan Trust,
    Series 2004-1, Class A1
    2.18% due 01/25/2034 (b)***                          306,876          306,445
Wells Fargo Home Equity Asset,
    Series 2004-2, Class A31
    2.00% due 06/25/2019 (b)***                          300,000          300,000
                                                                      -----------
TOTAL ASSET BACKED SECURITIES
(Cost $14,079,087)                                                    $14,093,795
                                                                      -----------

OPTIONS - 0.00%

PUT OPTIONS - 0.00%
Eurodollar Futures
     Expiration 06/13/2005 at $94.25 *                        79              988
Over The Counter Put Option Treasury
    Inflationary Index 3.00%
     Expiration 11/30/2004 at $85.00 *                65,000,000            9,750
U.S. Treasury Notes 10yr Futures
     Expiration 02/18/2005 at $97.00 *                        50              781
                                                                      -----------
                                                                           11,519
                                                                      -----------
TOTAL OPTIONS (Cost $11,915)                                          $    11,519
                                                                      -----------

SHORT TERM INVESTMENTS - 86.99%
Bank of America Canada
    1.62% due 11/04/2004                             $ 8,500,000      $ 8,500,000
Bank of Ireland
    1.590% due 10/18/2004 ***                          1,500,000        1,498,874
    1.785% due 12/08/2004 ***                         12,000,000       11,959,540
Barclays U.S. Funding LLC
    1.75% due 11/15/2004 ***                           4,200,000        4,190,812
    1.770% due 12/16/2004 ***                          9,600,000        9,590,560
CDC Commercial Paper Corp.
    1.48% due 10/05/2004 ***                             600,000          599,901
    1.670% due 11/23/2004 ***                         10,600,000       10,573,939

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                     -----------      -----------
SHORT TERM INVESTMENTS (CONTINUED)
Citibank NA
    1.64% due 11/08/2004                             $ 8,600,000      $ 8,600,000
    1.66% due 11/23/2004                                 100,000          100,000
    1.75% due 12/07/2004 ***                           4,800,000        4,800,000
Danske Corp., Series A
    1.48% due 10/06/2004 ***                          11,100,000       11,097,718
    1.57% due 10/25/2004 ***                             200,000          199,791
    1.63% due 10/25/2004 ***                             100,000           99,891
    1.645% due 11/19/2004 ***                            500,000          498,880
    1.655% due 11/22/2004 ***                            100,000           99,761
    1.685% due 11/29/2004 ***                            200,000          199,448
    1.725% due 12/03/2004 ***                            100,000           99,698
    1.790% due 12/20/2004 ***                            200,000          199,204
    1.845% due 12/21/2004 ***                          1,400,000        1,394,188
Dexia Bank NY
    1.675% due 11/23/2004                                100,000          100,000
Dexia Bank NY Canada
    1.78% due 12/10/2004 ***                           4,700,000        4,700,000
Dexia Delware LLC
    1.56% due 10/25/2004 ***                           3,900,000        3,895,944
DNB NOR Bank ASA
    1.85% due 12/27/2004 ***                          12,700,000       12,643,220
Federal Home Loan Bank Discount Notes
    1.505% due 10/06/2004 ***                          4,300,000        4,299,101
    1.595% due 11/12/2004 ***                          1,800,000        1,796,682
Federal Home Loan Mortgage Corp.
    1.579% due 11/22/2004 ***                          4,100,000        4,090,643
Federal Home Loan Mortgage Corporation
    Discount Notes
    1.45% due 10/05/2004 ***                          11,100,000       11,098,215
    1.47% due 10/12/2004 ***                           4,100,000        4,098,158
    1.50% due 10/19/2004 ***                           6,700,000        6,694,983
    1.52% due 10/13/2004 ***                           3,900,000        3,898,024
    1.53% due 10/15/2004 ***                           3,000,000        2,998,215
    1.54% due 11/08/2004 ***                           3,700,000        3,694,005
    1.55% due 10/25/2004 to 10/26/2004 ***            14,900,000       14,884,358
    1.56% due 10/20/2004 ***                           4,000,000        3,996,707
    1.57% due 11/15/2004 ***                           4,100,000        4,091,954
    1.58% due 11/02/2004 ***                           1,700,000        1,697,612
Federal National Mortgage Association
    Discount Notes
    1.18% due 11/01/2004 ***                           8,000,000        7,989,116
    1.434% due 10/06/2004 ***                          4,100,000        4,099,154
    1.455% due 10/06/2004 ***                          8,000,000        7,998,386
    1.498% due 10/20/2004 ***                          4,100,000        4,096,700
    1.53% due 10/18/2004 to 10/20/2004 ***             7,900,000        7,893,952
    1.537% due 10/20/2004 ***                          1,500,000        1,498,785
    1.605% due 11/10/2004 ***                            300,000          299,465
    1.625% due 11/17/2004 ***                          6,900,000        6,885,435
    1.66% due 11/24/2004 ***                          11,200,000       11,171,890
    1.687% due 12/01/2004 ***                         18,000,000       17,947,807
    1.70% due 12/01/2004 ***                           4,500,000        4,486,999
    1.731% due 12/08/2004 ***                         10,300,000       10,265,953
    1.76% due 12/08/2004 ***                           4,500,000        4,484,997
    1.78% due 12/15/2004 ***                           1,200,000        1,195,500
General Electric Capital Corp.
    1.58% due 11/01/2004 ***                             700,000          699,048
    1.59% due 11/10/2004 ***                           1,500,000        1,497,350
    1.61% due 11/16/2004 ***                           9,000,000        8,981,485
    1.72% due 12/02/2004 ***                           1,300,000        1,296,149
    1.80% due 12/15/2004 ***                           1,200,000        1,195,500
HBOS Treasury Services PLC
    1.495% due 10/05/2004 ***                          3,800,000        3,799,369
    1.530% due 10/13/2004 ***                            200,000          199,898
    1.625% due 11/02/2004 ***                          7,900,000        7,888,589
    1.655% due 11/19/2004 ***                            300,000          299,324
    1.720% due 11/26/2004 to 11/30/2004 ***              700,000          698,093
    1.725% due 12/01/2004 ***                            200,000          199,415
    1.780% due 12/07/2004 to 12/08/2004 ***              400,000          398,665
ING (U.S.) Funding LLC
    1.57% due 10/22/2004 ***                             700,000          699,359
    1.79% due 12/09/2004                               8,300,000        8,271,524
National Australia Funding Corp.
    1.59% due 10/19/2004 ***                           3,100,000        3,097,536
Nordea North Amercia, Inc.
    1.865% due 12/21/2004 ***                          6,000,000        5,974,823
    1.920% due 01/25/2005 ***                          2,700,000        2,683,296
Rabobank USA Financial Corp.
    1.860% due 10/01/2004 ***                          6,300,000        6,300,000
    1.960% due 01/28/2005 ***                          7,700,000        7,650,113
Royal Bank of Scotland
    1.63% due 10/25/2004 to 11/03/2004 ***            12,600,000       12,585,330
    1.835% due 12/20/2004 ***                          1,100,000        1,095,514
Shell Finance (U.K.) PLC
    1.685% due 11/24/2004 ***                            600,000          598,484
Spintab Swedmortgage
    1.620% due 11/01/2004 to 11/10/2004 ***            4,600,000        4,593,030
Stadshypotek Delaware, Inc.
    1.820% due 12/14/2004 ***                          1,400,000        1,394,762
Svenska Handlesbanken, Inc.
    1.625% due 11/04/2004 ***                          2,000,000        1,996,931
    1.650% due 11/22/2004 ***                            400,000          399,047
    1.730% due 12/02/2004 ***                         10,100,000       10,069,908
    1.790% due 12/08/2004 ***                            800,000          797,295
    1.800% due 12/15/2004 ***                            100,000           99,625
Swedbank (Foreningssparbanken AB)
    1.560% due 10/21/2004 ***                          3,900,000        3,896,620
    1.800% due 12/20/2004 ***                          5,200,000        5,179,200
Total Fina Elf Capital
    1.88% due 10/01/2004 ***                           3,500,000        3,500,000
UBS Finance Delaware, Inc.
    1.630% due 11/16/2004 ***                            200,000          199,583
    1.665% due 11/23/2004 ***                          3,200,000        3,192,156
    1.690% due 11/29/2004 ***                            100,000           99,723

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT            VALUE
                                                     -----------      ------------
SHORT TERM INVESTMENTS (CONTINUED)
UBS Finance Delaware, Inc. (continued)
    1.700% due 11/30/2004 ***                        $   100,000     $      99,717
    1.765% due 12/07/2004 ***                            200,000           199,343
    1.785% due 12/14/2004 ***                          4,900,000         4,882,021
    1.835% due 12/22/2004 ***                          4,500,000         4,481,191
    1.850% due 12/21/2004 ***                            600,000           597,503
    1.955% due 01/31/2005 ***                            200,000           198,675
United States Treasury Bills
    zero coupon due 12/16/2004 *** ****                  360,000           358,748
Wells Fargo Bank NA
    1.610% due 10/05/2004 ***                            200,000           200,000
    1.620% due 10/06/2004 ***                          8,400,000         8,400,000
    1.650% due 10/07/2004 ***                          4,500,000         4,500,000
    1.70% due 10/18/2004 ***                             200,000           200,000
    1.780% due 11/12/2004 ***                            100,000           100,000
Wells Fargo Bank NA San Francisco
    1.60% due 10/04/2004                                 200,000           200,000
Westpac Capital Corp.
    1.665% due 11/26/2004 ***                          3,300,000         3,291,911
    1.690% due 11/26/2004 ***                          9,800,000         9,774,237
                                                                     -------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $402,304,253)                                                 $ 406,789,380
                                                                     -------------

REPURCHASE AGREEMENTS - 1.27%
Repurchase Agreement with State Street               $ 5,946,000     $   5,946,000
    Corp. dated 09/30/2004 at 0.65% to
    be repurchased at $5,946,107 on
    10/01/2004, collateralized by
    $4,375,000 U.S. Treasury Bonds,
    8.125% due 08/15/2019 (valued at
    $6,070,313, including interest).
                                                                     -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $5,946,000)                                                   $   5,946,000
                                                                     -------------
TOTAL INVESTMENTS (REAL RETURN BOND TRUST)
    (COST $961,643,755) - 205.39%                                    $ 960,443,155

LIABILITIES IN EXCESS OF OTHER ASSETS - (105.39)%                     (492,814,010)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 467,629,145
                                                                     =============

U.S. GOVERNMENT SECURITIES TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT            VALUE
                                                    ------------      ------------
U.S. TREASURY OBLIGATIONS - 21.78%

U.S. TREASURY BONDS - 0.09%
    6.625% due 02/15/2027                           $    500,000      $    613,203

U.S. TREASURY NOTES - 21.69%
    3.00% due 02/15/2009 ***                          27,000,000        26,728,947
    3.125% due 05/15/2007 to 04/15/2009 ***           42,200,000        42,066,772
    3.25% due 08/15/2007 ***                           4,500,000         4,549,748
    3.375% due 11/15/2008 ***                          3,600,000         3,625,452
    3.625% due 07/15/2009 ***                         16,000,000        16,193,744
    4.00% due 02/15/2014 ***                          25,000,000        24,806,650
    4.375% due 05/15/2007 *** ****                     9,500,000         9,878,888
    5.875% due 11/15/2004 ***                         16,000,000        16,081,872
    6.50% due 02/15/2010 ***                             500,000           573,711
    6.75% due 05/15/2005 ***                          10,500,000        10,801,056
                                                                      ------------
                                                                       155,306,840
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $154,525,852)                                                  $155,920,043
                                                                      ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.72%

FEDERAL HOME LOAN BANK - 1.26%
    5.80% due 09/02/2008 ***                           8,350,000         9,035,652

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 23.35%
    4.50% due 04/15/2032 ***                           1,280,006         1,230,524
    5.00% due 08/01/2033                               4,960,819         4,927,857
    5.00% due 08/01/2033 ***                           3,678,706         3,654,263
    5.00% TBA **                                      41,300,000        40,887,000
    5.50% due 01/15/2023 ***                          31,000,000         2,518,149
    5.50% TBA **                                       5,000,000         5,067,190
    6.00% due 10/01/2010 to 11/01/2028                   625,380           649,443
    6.00% due 11/01/2028 to 12/01/2028 ***             3,213,918         3,330,141
    6.00% TBA **                                      76,800,000        79,296,000
    6.50% due 07/01/2006 to 12/01/2010                   406,902           429,992
    6.50% TBA **                                      15,000,000        15,731,250
    7.00% due 02/01/2011 to 06/01/2032                 6,640,260         7,049,050
    7.50% due 05/01/2007                                 108,781           113,584
    8.00% due 09/01/2031 ***                           1,717,305         1,866,857
    8.25% due 07/01/2006                                   3,317             3,378
    9.00% due 10/01/2017                                 100,279           108,071
    9.50% due 08/01/2020                                 185,733           210,311
    11.75% due 10/01/2009 to 12/01/2013                   29,252            32,692
    12.00% due 07/01/2020                                 75,483            84,958
                                                                      ------------
                                                                       167,190,710

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 52.59%
    2.877% due 02/17/2009 (b)***                       6,000,000         6,028,080
    5.00% due 03/01/2034                               6,874,928         6,820,171
    5.00% TBA **                                       7,000,000         6,925,625
    5.50% due 04/01/2018 to 05/01/2018 ***            11,529,756        11,934,615
    5.50% TBA **                                     107,500,000       109,250,938
    6.00% due 02/01/2017                               8,611,256         9,035,653
    6.00% TBA **                                      42,000,000        43,564,984
    6.50% due 10/01/2005 to 06/01/2029                 2,227,901         2,344,508
    6.50% TBA **                                      79,000,000        82,851,250
    6.527% due 05/25/2030 (b)***                       8,104,594         8,546,566
    7.00% due 07/01/2022 to 01/01/2034                10,204,504        10,869,180
    7.00% TBA **                                      65,000,000        68,900,000

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------    --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
    7.50% due 09/01/2029 to 02/01/2031              $  1,195,207    $    1,281,112
    8.00% due 06/01/2017 to 03/01/2033                 4,031,547         4,376,309
    8.25% due 09/01/2008                                  20,140            21,302
    8.50% due 02/01/2009 to 08/01/2019                 1,611,840         1,784,645
    8.75% due 08/01/2009 to 10/01/2011                   257,413           274,284
    9.00% due 05/01/2021                                  50,600            56,681
    10.00% due 04/01/2016                                    572               640
    11.50% due 09/01/2013 to 09/01/2019                  219,782           249,708
    11.75% due 12/01/2015                                 49,108            55,992
    12.00% due 01/01/2013 to 04/01/2016                  618,229           709,786
    12.50% due 01/01/2013 to 09/01/2015                  344,118           390,799
    13.50% due 11/01/2014                                132,352           152,605
    75.81% due 12/28/2028 (b)                             95,944            96,734
                                                                    --------------
                                                                       376,522,167

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.52%
    7.50% due 02/15/2007 to 12/15/2027                 1,747,791         1,885,335
    8.00% due 10/15/2005                                     434               443
    8.50% due 06/15/2025 ***                           1,273,999         1,407,966
    9.00% due 12/15/2019 (b)                             337,691           382,927
    11.00% due 09/15/2015                                  4,696             5,326
                                                                    --------------
                                                                         3,681,997
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $554,693,816)                                                $  556,430,526
                                                                    --------------
SHORT TERM INVESTMENTS - 50.98%
Beethoven Funding Corp.
    1.76% due 10/13/2004 ***                        $ 21,725,000    $   21,712,255
DaimlerChrysler AG
    1.83% due 10/14/2004 ***                          10,860,000        10,852,823
Eiffel Funding, LLC Yrs 3&4
    1.75% due 10/14/2004 ***                          21,725,000        21,711,271
Falcon Asset Securitization
    1.74% due 10/13/2004 ***                          11,305,000        11,298,443
Federal Farm Credit Bank Discount Notes
    1.67% due 10/14/2004                               2,000,000         1,998,700
    1.68% due 10/14/2004                              23,000,000        22,986,130
Federal Home Loan Bank Discount Notes
    1.505% due 10/06/2004                             19,000,000        18,995,501
    1.72% due 10/13/2004                              64,000,000        63,963,307
Four Winds Funding Corp.
    1.82% due 10/14/2004 ***                          10,860,000        10,852,863
Giro Multi Funding Corp.
    1.74% due 10/14/2004 ***                          21,580,000        21,566,440
Hannover Funding Company
    1.74% due 10/13/2004 ***                          21,725,000        21,712,399
Tasman Funding, Inc.
    1.75% due 10/13/2004 ***                          21,725,000        21,712,327
United States Treasury Bills
    zero coupon due 10/07/2004                        94,000,000        93,976,328
Victory Receivable Corp.
    1.74% due 10/14/2004 ***                          21,725,000        21,711,349
                                                                    --------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $365,050,136)                                                $  365,050,136
                                                                    --------------

REPURCHASE AGREEMENTS - 12.47%
Repurchase Agreement with Merrill Lynch             $ 89,285,000    $   89,285,000
    and State Street Corp. (Tri-Party)
    dated 10/01/2004 at 1.68% to be
    repurchased at $89,289,167 on
    10/01/2004, collateralized by
    $66,965,000 U.S. Treasury Bonds,
    7.625% due 11/15/2022 (valued at
    $91,072,400, including
    interest). ***
                                                                    --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $89,285,000)                                                 $   89,285,000
                                                                    --------------
TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES TRUST)
    (COST $1,163,554,804) - 162.95%                                 $1,166,685,705

LIABILITIES IN EXCESS OF OTHER ASSETS - (62.95)%                      (450,719,431)
                                                                    --------------
TOTAL NET ASSETS - 100.00%                                          $  715,966,274
                                                                    ==============

MONEY MARKET TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------    --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 73.05%

FEDERAL HOME LOAN BANK - 27.29%
    1.505% due 10/01/2004 to 10/06/2004             $197,750,000    $  197,717,778
    1.56% due 11/02/2004                              50,000,000        49,930,667
    1.58% due 10/27/2004                              50,000,000        49,942,944
    1.59% due 10/22/2004                             179,000,000       178,828,900
    1.67% due 10/13/2004                              25,000,000        24,986,083
    1.70% due 10/15/2004                              64,200,000        64,158,496
    1.73% due 10/20/2004                             105,900,000       105,803,307
    1.74% due 11/19/2004                              50,000,000        49,881,583
                                                                    --------------
                                                                       721,249,758

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 23.27%
    1.45% due 10/05/2004                              80,000,000        79,985,489
    1.47% due 10/12/2004                             132,800,000       132,738,094
    1.55% due 10/18/2004 to 10/26/2004               285,000,000       284,694,132
    1.56% due 10/20/2004                              20,400,000        20,383,204
    1.579% due 11/22/2004                             50,000,000        49,884,444
    1.785% due 12/14/2004                             47,500,000        47,325,715
                                                                    --------------
                                                                       615,011,078

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------   ---------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 22.49%

    1.18% due 11/01/2004                            $ 42,600,000   $    42,537,272
    1.50% due 10/13/2004                             136,500,000       136,429,636
    1.53% due 10/20/2004                              50,000,000        49,954,347
    1.54% due 10/15/2004                              30,500,000        30,481,734
    1.55% due 10/01/2004 to 10/07/2004                78,400,000        78,387,703
    1.59% due 10/25/2004                              30,000,000        29,968,200
    1.60% due 10/22/2004                              50,000,000        49,953,333
    1.625% due 11/17/2004                             37,000,000        36,921,745
    1.68% due 11/03/2004                              50,000,000        49,923,000
    1.687% due 12/01/2004                             40,000,000        39,875,289
    1.73% due 11/12/2004                              50,000,000        49,899,084
                                                                   ---------------
                                                                       594,331,343
                                                                   ===============

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $1,930,592,179)                                             $ 1,930,592,179
                                                                   ---------------
COMMERCIAL PAPER - 26.97%

BANKING - 1.89%
BNP Paribas Finance
    1.52 due 10/12/2004                               50,000,000        49,976,778

COSMETICS & TOILETRIES - 0.87%
Proctor & Gamble Company
    1.50 due 10/21/2004                               23,000,000        22,980,833

FINANCIAL SERVICES - 17.66%
Caterpillar Financial Services, Inc.
    1.74 due 10/21/2004                               25,000,000        24,975,833
Clipper Receivables Corp.
    1.77 due 10/20/2004                               48,000,000        47,955,160
General Electric Capital Corp.
    1.60 due 11/09/2004                               49,700,000        49,674,322
HBOS Treasury Services PLC
    1.64 due 11/10/2004                               40,000,000        39,927,111
National Rural Utilities Cooperative Finance
    1.76 due 10/20/2004                              110,750,000       110,631,158
State Street Corp.
    1.71 due 10/20/2004 (c)                           93,700,000        93,579,557
UBS Finance Delaware, Inc.
    1.88 due 10/01/2004                              100,300,000       100,154,085
                                                                   ---------------
                                                                       466,897,226

FOOD & BEVERAGES - 2.44%
Coca Cola Company
    1.54 due 10/12/2004                               36,600,000        36,580,995
    1.73 due 11/03/2004                               27,900,000        27,855,755
                                                                   ---------------
                                                                        64,436,750

PHARMACEUTICALS - 4.11%
Pfizer, Inc.
    1.48 due 10/04/2004                              108,700,000       108,641,250
                                                    ------------   ---------------
TOTAL COMMERCIAL PAPER (Cost $712,932,837)                         $   712,932,837
                                                                   ---------------

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street              $     14,000   $        14,000
    Corp. dated 09/30/2004 at 1.55% to
    be repurchased at $14,001 on
    10/01/2004, collateralized by
    $10,000 U.S. Treasury Bonds, 8.75%
    due 08/15/2020 (valued at $14,662,
    including interest).
                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $14,000)                                                    $        14,000
                                                                   ---------------

TOTAL INVESTMENTS (MONEY MARKET TRUST)
    (COST $2,643,539,016) - 100.02%                                $ 2,643,539,016

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%                           (608,694)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $ 2,642,930,322
                                                                   ===============

SMALL CAP INDEX TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------     -----------
COMMON STOCKS - 96.62%

ADVERTISING - 0.36%
aQuantive, Inc. * (a)                                10,288     $    99,279
DoubleClick, Inc. * (a)                              23,367         138,099
FindWhat.com * (a)                                    3,871          72,504
Grey Global Group, Inc.                                192          191,040
ValueClick, Inc. * (a)                               15,717         148,369
Ventiv Health, Inc. *                                 3,831          64,935
                                                                -----------
                                                                    714,226
AEROSPACE - 1.09%
AAR Corp. * (a)                                       6,781          84,423
Armor Holdings, Inc. *                                5,564         231,518
Aviall, Inc. *                                        4,913         100,225
BE Aerospace, Inc. *                                  8,748          79,607
Curtiss Wright Corp. (a)                              4,268         244,258
DRS Technologies, Inc. *                              4,457         166,870
EDO Corp. (a)                                         3,327          92,324
Esterline Technologies Corp. *                        4,347         132,975
GenCorp, Inc. (a)                                     6,692          90,677
HEICO Corp. (a)                                       5,259          92,979
Moog, Inc., Class A                                   4,898         177,797
Orbital Sciences Corp., Class A * (a)                 9,649         110,192
Sequa Corp., Class A *                                1,429          74,608
Teledyne Technologies, Inc. *                         6,920         173,277
Triumph Group, Inc. *                                 3,190         107,918
United Industrial Corp.                               3,082         101,367
Woodward Governor Company (a)                         1,893         127,758
                                                                -----------
                                                                  2,188,773
AGRICULTURE - 0.11%
Delta & Pine Land Company                             8,016         214,428

The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------     -----------
COMMON STOCKS (CONTINUED)

AIR FREIGHT - 0.03%
ExpressJet Holdings, Inc. *                           6,374     $    63,804

AIR TRAVEL - 0.48%
Airtran Holdings, Inc. * (a)                         15,829         157,657
Alaska Air Group, Inc. * (a)                          5,063         125,461
America West Holding Corp., Class B * (a)             6,942          37,487
Continental Airlines, Inc., Class B * (a)            11,816         100,672
Delta Air Lines, Inc. * (a)                          21,102          69,425
FLYi, Inc. * (a)                                      9,081          35,507
Frontier Airlines, Inc. * (a)                         7,717          59,266
Mesa Air Group, Inc. * (a)                            5,962          30,406
Northwest Airlines Corp., Class A * (a)              14,879         122,157
Pinnacle Airline Corp. *                              4,958          50,076
SkyWest, Inc. (a)                                    10,992         165,430
                                                                -----------
                                                                    953,544
ALUMINUM - 0.05%
Century Aluminum Company *                            3,542          98,220

APPAREL & TEXTILES - 1.30%
Angelica Corp. (a)                                    2,544          63,295
Brown Shoe, Inc.                                      3,645          91,344
Cherokee, Inc.                                        3,654          87,184
Deckers Outdoor Corp. * (a)                           2,075          70,550
DHB Industries, Inc. * (a)                            4,616          65,547
G & K Services, Class A                               3,579         142,229
Goodys Family Clothing, Inc. (a)                      4,785          40,290
Guess, Inc. *                                         3,346          59,592
Interface, Inc., Class A *                            9,761          78,283
Joseph A. Bank Clothiers, Inc. (a)                    1,955          54,114
Kellwood Company (a)                                  5,024         183,125
K-Swiss, Inc., Class A (a)                            5,011          96,462
Movado Group, Inc.                                    5,054          85,918
Oxford Industries, Inc.                               2,638          98,266
Phillips Van Heusen Corp.                             5,704         127,085
Quiksilver, Inc. *                                   11,082         281,704
Russell Corp.                                         5,793          97,554
Skechers United States of America, Inc.,
    Class A *                                         4,496          65,282
Stage Stores, Inc. *                                  3,219         110,154
Stride Rite Corp.                                     8,398          86,080
The Gymboree Corp. *                                  6,559          94,450
Unifirst Corp.                                        2,186          62,520
Warnaco Group, Inc. *                                 9,167         203,782
Wellman, Inc. (a)                                     7,278          61,717
Wolverine World Wide, Inc.                            7,583         191,092
                                                                -----------
                                                                  2,597,619
AUTO PARTS - 0.87%
Arvinmeritor, Inc. (a)                               13,452         252,225
Collins & Aikman Corp. *                              6,843          28,604
CSK Auto Corp. *                                      9,143         121,785
Exide Technologies *                                  4,780          75,763
Federal Signal Corp. (a)                              9,863         183,255
Hayes Lemmerz International, Inc. *                   7,845          79,705
Keystone Automotive Industries, Inc. *                3,455          76,010
LKQ Corp. *                                           3,390          61,935
Modine Manufacturing Company                          4,911         147,870
Noble International, Ltd.                             1,623          29,652
Pep Boys - Manny, Moe & Jack                         11,115         155,610
Strattec Security Corp. *                              985           61,326
Superior Industries International, Inc. (a)           4,473         133,966
TBC Corp. *                                           4,476          99,994
Tower Automotive, Inc. * (a)                         11,738          24,533
Visteon Corp.                                        24,986         199,638
                                                                -----------
                                                                  1,731,871
AUTO SERVICES - 0.11%
Dollar Thrifty Automotive Group, Inc. *               4,668         113,573
Lithia Motors, Inc., Class A                          2,790          59,315
Midas, Inc. *                                         3,291          53,314
                                                                -----------
                                                                    226,202
AUTOMOBILES - 0.19%
Monaco Coach Corp.                                    5,258         113,836
Monro Muffler Brake, Inc.                             2,314          50,561
Tenneco Automotive, Inc. *                            8,698         113,944
United Auto Group, Inc.                               4,036         101,263
                                                                -----------
                                                                    379,604
BANKING - 10.01%
ABC Bancorp.                                          5,432         109,563
Alabama National BanCorp                              2,315         138,599
Amcore Financial, Inc.                                5,472         155,295
Americanwest BanCorp                                  3,323          62,672
Anchor BanCorp Wisconsin, Inc.                        4,606         119,295
Bancorpsouth, Inc. (a)                               14,835         341,057
Bank Granite Corp. (a)                                3,343          64,888
Bank Mutual Corp.                                    16,422         197,064
BankAtlantic Bancorp, Inc., Class A                   8,669         158,816
BankUnited Financial Corp., Class A * (a)             5,176         150,880
Banner Corp. (a)                                      2,660          78,204
Boston Private Financial Holdings, Inc.               4,844         120,906
Brookline Bancorp, Inc. (a)                          12,178         190,829
Camden National Corp.                                 2,488          85,861
Capital Corporation of The West (a)                   2,224          95,632
Cascade Bancorp (a)                                   5,273         102,296
Cathay Bancorp, Inc.                                  8,204         305,107
Central Pacific Financial Corp.                       8,196         225,554
Chemical Financial Corp.                              5,072         185,229
Chittenden Corp.                                      8,430         229,717
Citizens Banking Corp. (a)                            8,171         266,129
Coastal Financial Corp. (a)                           4,006          57,887
Columbia Banking System, Inc.                         3,378          80,363

The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Commercial Federal Corp.                                    7,995       $    215,705
Community Bank Systems, Inc. (a)                            5,028            126,354
Community Banks, Inc.                                       3,272             94,855
Community First Bankshares, Inc.                            7,298            233,974
Community Trust Bancorp, Inc.                               2,486             77,265
Corus Bankshares, Inc.                                      3,270            141,035
CVB Financial Corp. (a)                                     7,589            168,628
Digital Insight Corp. *                                     7,151             97,468
Dime Community Bancorp, Inc.                                6,531            109,721
East West Bancorp, Inc.                                     9,272            311,446
Fidelity Bankshares, Inc.                                   3,014            112,091
First BanCorp Puerto Rico                                   6,627            320,084
First Charter Corp. (a)                                     6,540            158,072
First Citizens Bancshares, Inc.                             1,186            139,948
First Commonwealth Financial Corp. (a)                     12,414            168,955
First Community Bancorp                                     2,715            111,315
First Community Bancshares, Inc. (a)                        3,097            101,736
First Federal Capital Corp.                                 4,402            133,116
First Financial BanCorp                                     7,308            124,821
First Financial Bankshares, Inc.                            2,928            117,588
First Financial Corp.                                       4,245            133,378
First Financial Holdings, Inc.                              3,827            119,632
First Merchants Corp. (a)                                   5,488            135,285
First Midwest Bancorp, Inc.                                 9,087            314,047
First National Bankshares of Florida, Inc.                  9,659            237,128
First Niagara Financial Group, Inc.                        16,395            219,365
First Republic Bank                                         2,817            129,582
First State Bancorporation                                  2,325             73,307
Firstfed Financial Corp. *                                  3,639            177,874
Flagstar Bancorp, Inc.                                      5,736            122,062
Flushing Financial Corp.                                    5,689            108,148
FNB. Corp. (a)                                              9,588            212,182
Frontier Financial Corp.                                    3,938            139,011
GB&T Bancshares, Inc.                                       2,895             63,864
Glacier Bancorp, Inc. (a)                                   5,538            161,488
Gold Banc Corporation, Inc.                                 7,096             95,725
Greater Bay Bancorp (a)                                     9,866            283,648
Hancock Holding Company                                     5,774            183,555
Harleysville National Corp.                                 6,097            149,437
Horizon Financial Corp.                                     5,565            106,904
Hudson River Bancorp, Inc.                                  6,507            123,503
Independent Bank Corp. - MA (a)                             3,940            121,785
Independent Bank Corp. - MI (a)                             4,282            115,614
Integra Bank Corp.                                          4,741            102,880
Interchange Financial Services Corp.                        2,750             65,918
Irwin Financial Corp. (a)                                   3,240             83,657
KNBT Bancorp, Inc.                                          6,905            116,280
Lakeland Financial Corp.                                    3,116            105,632
Macatawa Bank Corp.                                         2,568             72,032
MAF Bancorp, Inc.                                           5,079            219,057
Main Street Banks, Inc. (a)                                 3,127             95,686
MB Financial, Inc.                                          3,734            148,016
Mercantile Bankcorp (a)                                     1,901             66,231
Mid-State Bancshares                                        5,073            130,528
Nara Bancorp, Inc.                                          4,284             86,323
National Penn Bancshares, Inc. (a)                          4,788            153,072
Netbank, Inc.                                              10,055            100,651
Northwest Bancorp, Inc.                                     4,308             97,662
Old National Bancorp (a)                                   12,851            319,219
Old Second Bancorp, Inc. (a)                                4,636            129,669
Oriental Financial Group, Inc. (a)                          3,631             98,255
Pacific Capital Bancorp                                     9,394            277,875
Park National Corp. (a)                                     2,707            344,412
Partners Trust Financial Group, Inc. (a)                    1,357             14,059
Pennrock Financial Services Corp.                           3,372             93,607
Peoples Bancorp, Inc.                                       3,818            100,490
Peoples Holding Company                                     3,518            114,511
PFF Bancorp, Inc.                                           2,581             98,775
PrivateBankcorp, Inc. (a)                                   3,836            103,419
Prosperity Bancshares, Inc. (a)                             3,185             85,103
Provident Bancorp, Inc. (a)                                10,209            119,854
Provident Bankshares Corp.                                  6,516            218,612
Provident Finacial Services                                18,150            313,088
R & G Financial Corp., Class B                              5,751            222,276
Republic Bancorp, Inc.                                     13,809            212,659
Riggs National Corp. (a)                                    3,362             74,636
S & T Bancorp, Inc. (a)                                     5,671            202,511
S.Y. Bancorp, Inc.                                          2,885             65,114
Sandy Spring Bancorp, Inc. (a)                              3,757            122,854
SCBT Financial Corp.                                        3,139             92,601
Silicon Valley Bancshares *                                 6,798            252,682
Simmons First National Corp., Class A (a)                   4,189            107,155
Smithtown Bancorp, Inc. (a)                                 1,856             46,400
Southside Bancshares, Inc.                                  5,946            121,061
Southwest BanCorp of Texas, Inc.                           13,332            268,506
Southwest Bancorp, Inc. (a)                                 5,339            117,725
State Bancorp, Inc.                                         3,937             89,173
Sterling Bancshares, Inc.                                   8,467            113,881
Sterling Financial Corp.                                    4,638            124,484
Sterling Financial Corp. *                                  4,488            158,157
Suffolk Bancorp (a)                                         2,877             86,799
Susquehanna Bancshares, Inc.                                9,879            243,023
Texas Capital Bancshares, Inc. *                            5,498             99,789
Texas Regional Bancshares, Inc., Class A                    8,125            252,606
Tierone Corp.                                               4,886            112,671
Tompkins Trustco, Inc. (a)                                  2,170            100,449
TrustCo Bank Corp. (a)                                     15,092            193,479
Trustmark Corp.                                             9,140            284,071

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT             VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Umpqua Holdings Corp. (a)                                  10,720       $    241,843
Union Bankshares Corp.                                      3,166             98,653
United Bankshares, Inc.                                     7,382            255,786
United Community Banks, Inc. (a)                            5,855            142,101
Univest Corp. of Pennsylvania (a)                           2,008             81,826
Unizan Financial Corp.                                      4,537            125,267
Virginia Financial Group, Inc.                              2,926             95,095
Washington Trust Bancorp, Inc.                              4,030            105,385
Waypoint Financial Corp.                                    5,783            159,437
Wesbanco, Inc. (a)                                          3,762            109,399
West Coast Bancorp                                          4,993            104,004
Westamerica Bancorporation                                  6,150            337,574
Wintrust Financial Corp. (a)                                4,151            237,769
                                                                        ------------
                                                                          20,046,018

BIOTECHNOLOGY - 1.43%
Applera Corp. - Celera Genomics Group * (a)                14,989            175,221
Axonyx, Inc. * (a)                                         10,607             59,930
Bio-Rad Laboratories, Inc., Class A *                       3,401            173,791
Cell Therapeutics, Inc. * (a)                              10,276             70,493
Ciphergen Biosystems, Inc. * (a)                            5,003             19,512
Cytogen Corp. * (a)                                         3,705             39,051
deCode Genetics, Inc. * (a)                                 9,509             71,603
Digene Corp. * (a)                                          2,795             72,558
Discovery Laboratories, Inc. * (a)                          7,548             50,572
Exelixis, Inc. * (a)                                       12,595            101,516
Genaera Corp. * (a)                                        11,679             45,665
Genta, Inc. * (a)                                           9,803             26,370
Geron Corp. * (a)                                           8,339             49,951
Human Genome Sciences, Inc. *                              25,039            273,175
Integra LifeSciences Holdings Corp. *                       3,822            122,724
Intermune, Inc. * (a)                                       5,193             61,225
Keryx Biopharmaceuticals, Inc. * (a)                        4,443             49,717
Kosan Biosciences, Inc. *                                   4,422             25,471
Lexicon Genetics, Inc. *                                   12,871             84,820
Medarex, Inc. * (a)                                        15,514            114,493
Molecular Devices Corp. * (a)                               3,124             73,633
Myriad Genetics, Inc. * (a)                                 5,699             97,453
Nabi Biopharmaceuticals *                                  11,643            155,783
Neose Technologies, Inc. * (a)                              6,518             48,885
Progenics Pharmaceuticals, Inc. * (a)                       2,396             35,101
Progress Software Corp. *                                   6,694            133,211
Regeneration Technologies, Inc. * (a)                       5,077             40,718
Serologicals Corp. * (a)                                    4,734            110,444
Tanox, Inc. * (a)                                           5,092             85,902
Telik, Inc. *                                               8,883            198,091
Transkaryotic Therapies, Inc. * (a)                         6,333            112,284
Trimeris, Inc. * (a)                                        2,860             43,043
Vion Pharmaceuticals, Inc. * (a)                           11,738             49,417
                                                                        ------------
                                                                           2,871,823

BROADCASTING - 0.49%
Cumulus Media, Inc., Class A *                              8,878            127,754
Emmis Communications Corp., Class A * (a)                   9,109            164,509
Entravision Communications Corp., Class A *                 9,927             75,544
Gray Television, Inc., Common                               8,355             99,424
Journal Communications, Inc. (a)                            4,188             73,458
Mediacom Communications Corp., Class A * (a)               10,562             68,970
Paxson Communications Corp. *                              13,042             17,607
Regent Communications, Inc. *                               7,791             44,097
Saga Communications, Inc., Class A *                        4,327             73,343
Salem Communications Corp., Class A * (a)                   1,953             49,450
Sinclair Broadcast Group, Inc., Class A (a)                 9,890             72,197
Spanish Broadcasting System, Inc., Class A *                6,785             66,764
Young Broadcasting, Inc., Class A * (a)                     4,353             47,317
                                                                        ------------
                                                                             980,434

BUILDING MATERIALS & CONSTRUCTION - 0.72%
Apogee Enterprises, Inc. (a)                                6,923             89,514
Dycom Industries, Inc. * (a)                                9,183            260,705
Eagle Materials, Inc. (a)                                   3,709            264,452
ElkCorp                                                     4,096            113,705
Griffon Corp. * (a)                                         5,131            108,264
Lennox International, Inc.                                  8,968            133,982
Levitt Corp., Class A *                                     2,399             56,281
LSI Industries, Inc.                                        6,135             64,050
NCI Building Systems, Inc. *                                4,113            131,205
Trex Company, Inc. * (a)                                    1,619             71,689
WCI Commmunities, Inc. *                                    6,498            151,403
                                                                        ------------
                                                                           1,445,250

BUSINESS SERVICES - 5.15%
ABM Industries, Inc.                                        7,827            157,714
Activcard Corp. * (a)                                       8,338             51,195
Administaff, Inc. *                                         4,090             47,853
Advanced Marketing Services, Inc. (a)                       4,082             44,045
ADVO, Inc. (a)                                              6,221            192,478
AMERCO, Inc. * (a)                                          2,037             77,243
Answerthink, Inc. * (a)                                     9,688             51,831
Arbitron, Inc. *                                            6,206            227,202
Banta Corp.                                                 4,941            196,405
Black Box Corp. (a)                                         3,335            123,228
Bowne & Company, Inc.                                       7,312             94,983
Bright Horizons Family Solutions, Inc. *                    2,862            155,378
Catalina Marketing Corp. (a)                               10,028            231,446
CDI Corp.                                                   2,521             51,681
Central Parking Corp. (a)                                   3,765             49,773
Charles River Associates, Inc. * (a)                        2,529             96,835
Clark, Inc. * (a)                                           3,445             46,645
Coinstar, Inc. * (a)                                        4,646            108,252
Compucredit Corp. * (a)                                     2,882             53,663
Corillian Corp. * (a)                                       7,773             35,834
Cornell Corrections, Inc. *                                 3,130             38,812

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
CoStar Group, Inc. *                                        3,171       $    155,982
CSG Systems International, Inc. *                          10,907            168,077
DiamondCluster International, Inc., Class A *               5,873             71,651
Digimarc Corp. * (a)                                        2,404             21,732
eFunds Corp. * (a)                                          9,936            184,710
Electro Rent Corp.                                          4,274             47,185
Ennis Business Forms, Inc. (a)                              6,136            131,433
Entrust Technologies, Inc. *                               14,731             37,269
Euronet Worldwide, Inc. * (a)                               4,556             85,288
FactSet Research Systems, Inc. (a)                          3,852            185,666
Forrester Research, Inc. *                                  3,139             47,838
FTI Consulting, Inc. * (a)                                  8,458            159,856
Gartner Group, Inc., Class A * (a)                         13,135            153,548
Geo Group, Inc. *                                           2,315             47,342
Gevity HR, Inc.                                             4,649             71,502
GSI Commerce, Inc. * (a)                                    3,640             32,068
Healthcare Services Group, Inc.                             3,823             68,661
Heidrick & Struggles International, Inc. * (a)              3,559            102,570
Hudson Highland Group, Inc. * (a)                           2,532             73,909
Infocrossing, Inc. * (a)                                    3,806             60,192
Informatica Corp. * (a)                                    17,188            100,550
Information Holdings, Inc. *                                2,236             60,886
Insight Enterprises, Inc. *                                 9,640            162,338
Intervoice Brite, Inc. *                                    7,253             78,115
Jackson Hewitt Tax Service, Inc.                            7,260            146,870
John H. Harland Company (a)                                 5,799            181,799
Kelly Services, Inc., Class A (a)                           3,586             95,782
Kforce.com, Inc. *                                          6,206             52,006
Korn/Ferry International *                                  6,674            121,667
Labor Ready, Inc. * (a)                                     8,231            115,399
LECG Corp. * (a)                                            2,913             49,259
MAXIMUS, Inc. * (a)                                         3,992            115,010
McGrath Rentcorp (a)                                        2,474             90,425
MPS Group, Inc. *                                          21,291            179,057
National Processing, Inc. *                                 1,741             46,171
Navigant Consulting Company *                               9,318            204,623
NCO Group, Inc. *                                           5,334            143,751
Paxar Corp. *                                               7,216            163,659
PC Mall, Inc. * (a)                                         1,973             30,167
PDI, Inc. *                                                 2,124             57,327
Perot Systems Corp., Class A *                             15,184            243,855
Pre-Paid Legal Services, Inc. * (a)                         2,228             57,215
PRG-Schultz International, Inc. * (a)                       8,901             51,092
Quest Software, Inc. *                                      9,767            108,609
R.H. Donnelley Corp. *                                      4,128            203,758
Rent-Way, Inc. * (a)                                        7,359             50,409
Resource America, Inc.                                      3,166             74,686
Resources Connection, Inc. *                                4,545            171,710
Rollins, Inc. (a)                                           3,897             94,658
Scansource, Inc. *                                          2,593            165,433
Seachange International, Inc. * (a)                         4,869             77,855
SFBC International, Inc.                                    2,385             62,749
SITEL Corp. *                                              13,513             29,188
Sonicwall, Inc. * (a)                                      10,937             73,934
Sothebys Holdings, Inc., Class A *                          9,330            146,668
Source Interlink Companies *                                2,830             27,508
SOURCECORP, Inc. *                                          3,408             75,453
Spherion Corp. * (a)                                       12,486             97,641
SRA International, Inc., Class A * (a)                      2,684            138,387
StarTek, Inc. (a)                                           2,227             69,839
Surmodics, Inc. * (a)                                       2,999             71,226
TALX Corp.                                                  2,977             68,739
Teletech Holdings, Inc. *                                   7,313             69,035
TETRA Technologies, Inc. *                                 10,408            131,869
The BISYS Group, Inc. *                                    23,184            338,718
The InterCept Group, Inc. * (a)                             4,026             75,407
The Titan Corp. *                                          16,419            229,373
Tier Technologies Inc., Class B *                           5,197             50,151
Tyler Technologies, Inc. * (a)                              8,590             75,936
URS Corp. *                                                 6,102            162,801
Valassis Communications, Inc. *                             9,959            294,587
Volt Information Sciences, Inc. *                           1,880             54,088
Watson Wyatt & Company Holdings                             7,109            186,967
Wind River Systems, Inc. * (a)                             13,293            162,175
Wireless Facilities, Inc. * (a)                             9,354             65,197
Zhone Technologies, Inc. (a)                                7,965             24,453
                                                                        ------------
                                                                          10,315,205

CABLE AND TELEVISION - 0.23%
Charter Communications, Inc., Class A * (a)                53,557            142,462
Insight Communications Company, Inc., Class A *             9,544             83,987
Lin TV Corp. * (a)                                          5,652            110,101
LodgeNet Entertainment Corp. *                              2,702             35,666
Pegasus Communications Corp. * (a)                              0                  0
Time Warner Telecom, Inc., Class A *                        8,356             40,109
TiVo, Inc. * (a)                                            7,668             50,762
                                                                        ------------
                                                                             463,087

CELLULAR COMMUNICATIONS - 0.31%
AirGate PCS, Inc. *                                         2,597             50,901
Alamosa Holdings, Inc. * (a)                               12,712             97,120
Dobson Communications Corp., Class A * (a)                 21,885             29,107
Metrocall Holdings, Inc. * (a)                              1,146             74,318
Novatel Wireless, Inc * (a)                                 3,640             85,540
RF Micro Devices, Inc. * (a)                               35,082            222,420
UbiquiTel, Inc. *                                          14,573             58,292
                                                                        ------------
                                                                             617,698

CHEMICALS - 2.87%
A. Schulman, Inc.                                           6,427            141,651

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
Aceto Corp.                                                 3,312       $     47,693
Airgas, Inc.                                               11,176            269,006
Albany Molecular Research, Inc. *                           5,840             56,064
Albemarle Corp.                                             6,481            227,418
American Vanguard Corp. (a)                                 1,130             40,386
Arch Chemicals, Inc.                                        4,856            138,639
Cabot Microelectronics Corp. * (a)                          4,882            176,973
Calgon Carbon Corp. (a)                                     8,290             59,854
Cambrex Corp. (a)                                           5,355            117,542
Crompton Corp.                                             23,715            225,055
Cytec Industries, Inc.                                      7,032            344,216
Ferro Corp.                                                 7,221            157,490
FMC Corp. *                                                 7,262            352,715
Georgia Gulf Corp.                                          5,616            250,418
Great Lakes Chemical Corp. (a)                              9,468            242,381
H.B. Fuller Company                                         5,937            162,674
Hercules, Inc. *                                           20,916            298,053
IMC Global, Inc. (a)                                       22,317            388,093
MacDermid, Inc.                                             5,256            152,214
Millennium Chemicals, Inc. * (a)                           13,021            276,176
Minerals Technologies, Inc.                                 3,926            231,084
Newmarket Corp. *                                           3,230             67,442
Octel Corp.                                                 3,071             65,228
Olin Corp.                                                 12,948            258,960
OM Group, Inc. *                                            5,252            192,013
Omnova Solutions, Inc. *                                   11,231             67,723
Polyone Corp. *                                            19,370            145,662
Techne Corp. *                                              7,881            300,897
Terra Industries, Inc. * (a)                                8,108             70,215
Valence Technology, Inc. * (a)                             11,303             38,882
W. R. Grace & Company * (a)                                14,336            135,475
Westlake Chem Corp *                                        2,272             50,666
                                                                        ------------
                                                                           5,748,958

COMMERCIAL SERVICES - 0.06%
Chemed Corp. (a)                                            2,010            112,037

COMPUTERS & BUSINESS EQUIPMENT - 2.61%
ADE Corp. * (a)                                             2,168             36,932
Advanced Digital Information Corp. *                       12,820            111,534
Agilysys, Inc. (a)                                          6,017            104,034
Anteon International Corp. * (a)                            5,296            194,098
Applied Films Corp. *                                       3,153             56,786
Avanex Corp. * (a)                                         17,988             36,696
Benchmark Electronics, Inc.                                 8,338            248,472
Brocade Communications Systems, Inc. * (a)                 50,389            284,698
Brooks Automation, Inc. *                                   8,834            125,001
CACI International, Inc., Class A *                         5,390            284,484
Cray, Inc. * (a)                                           14,312             50,521
Digi International, Inc. *                                  5,592             63,917
Dot Hill Systems Corp. *                                    9,162             73,479
Echelon Corp. * (a)                                         6,142             48,399
Electronics For Imaging, Inc. *                            10,490            170,358
EMS Technologies, Inc. * (a)                                2,549             43,970
Enterasys Networks, Inc. *                                 42,054             67,286
Extreme Networks, Inc. * (a)                               19,939             88,729
Falconstor Software, Inc. * (a)                             7,410             55,204
FileNET Corp. * (a)                                         6,990            122,045
FSI International, Inc. * (a)                               7,424             31,032
Gateway, Inc. *                                            44,919            222,349
Helix Technology Corp.                                      5,471             74,378
Hypercom Corp. * (a)                                       10,776             79,527
Infocus Corp. *                                             7,809             71,530
Innovex, Inc. * (a)                                             0                  0
Intergraph Corp. *                                          7,220            196,167
Iomega Corp. (a)                                           11,560             53,754
Ixia *                                                      4,838             47,025
Komag Inc. * (a)                                            5,646             78,479
Kronos, Inc.                                                6,157            272,694
Lexar Media, Inc. * (a)                                    14,894            124,961
Merge Technologies, Inc. * (a)                              2,958             51,055
Micros Systems, Inc. *                                      3,190            159,723
Mindspeed Technologies, Inc. * (a)                         19,740             39,480
Mobility Electronics, Inc. * (a)                            5,599             46,136
MTS Systems Corp.                                           4,416             93,840
Netscout Systems, Inc. *                                    7,268             38,738
Oplink Communications, Inc. *                              21,268             38,070
Overland Storage, Inc. *                                    2,367             33,114
Palmone, Inc. (a)                                           8,366            254,661
Pinnacle Systems, Inc. *                                   12,580             52,459
Plexus Corp. *                                              8,319             91,842
Quantum Corp. *                                            36,110             83,414
RadiSys Corp. * (a)                                         3,794             52,926
Silicon Graphics, Inc. * (a)                               42,044             60,123
Silicon Storage Technology, Inc. * (a)                     16,338            104,073
Sonic Solutions * (a)                                       3,106             50,690
Standard Microsystems Corp. *                               4,052             70,951
Stratasys, Inc. (a)                                         1,884             59,450
Sykes Enterprises, Inc. *                                   5,438             24,960
Synaptics, Inc. *                                           4,586             92,454
Transact Technologies, Inc.                                 1,881             48,624
Transmeta Corp. * (a)                                      32,192             40,562
Trident Microsystems, Inc. (a)                              4,379             44,097
Witness Systems, Inc. *                                     4,494             72,219
                                                                        ------------
                                                                           5,222,200

CONSTRUCTION & MINING EQUIPMENT - 0.38%
A.S.V., Inc. * (a)                                          1,484             55,546
Astec Industries, Inc. *                                    3,510             67,111
Bucyrus Intl Inc *                                          2,387             80,203

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT
(CONTINUED)
Carbo Ceramics, Inc. (a)                                    2,549       $    183,885
Kaman Corp., Class A                                        5,428             64,811
Layne Christensen Company * (a)                             2,976             44,848
Matrix Service Company (a)                                  3,715             19,021
Parker Drilling Company *                                  19,047             69,903
Washington Group International, Inc. *                      4,818            166,799
                                                                        ------------
                                                                             752,127

CONSTRUCTION MATERIALS - 0.90%
Ameron International Corp.                                  2,355             77,480
Applied Industrial Technologies, Inc.                       3,779            135,061
Clarcor, Inc.                                               4,743            226,099
Comfort Systems USA, Inc. * (a)                             9,269             61,175
EMCOR Group, Inc. * (a)                                     3,137            118,014
Granite Construction, Inc. (a)                              6,790            162,281
JLG Industries, Inc. (a)                                    8,965            150,612
Regal Beloit Corp. (a)                                      5,052            122,208
Simpson Manufacturing, Inc.                                 3,528            222,970
Standex International Corp.                                 2,707             66,322
Trinity Industries, Inc. (a)                                7,291            227,260
Universal Forest Products, Inc.                             3,441            117,682
USG Corp. * (a)                                             6,156            112,224
                                                                        ------------
                                                                           1,799,388

CONTAINERS & GLASS - 0.44%
Graphic Packaging Corp. * (a)                              12,994             84,201
Greif Brothers Corp., Class A (a)                           2,804            118,188
Jarden Corp. (a)                                            5,543            202,264
Longview Fibre Company                                      9,624            146,766
Mobile Mini, Inc. * (a)                                     3,146             78,021
Silgan Holdings, Inc.                                       2,343            108,481
West Pharmaceutical Services, Inc.                          6,482            135,150
                                                                        ------------
                                                                             873,071

CORRECTIONAL FACILITIES - 0.13%
Corrections Corp. of America *                              7,270            257,067

COSMETICS & TOILETRIES - 0.29%
Chattem, Inc. * (a)                                         3,728            120,228
Elizabeth Arden, Inc. *                                     3,598             75,774
Nu Skin Enterprises, Inc., Class A (a)                     10,376            243,940
Playtex Products, Inc. *                                    9,585             60,385
Revlon, Inc., Class A * (a)                                29,387             74,055
                                                                        ------------
                                                                             574,382

CRUDE PETROLEUM & NATURAL GAS - 1.22%
Cabot Oil & Gas Corp., Class A                              6,152            276,225
Cascade Natural Gas Corp.                                   5,341            113,389
Cimarex Energy Company *                                    8,397            293,391
Edge Petroleum Corp. *                                      3,158             50,433
FX Energy, Inc. * (a)                                       6,124             55,361
Harvest Natural Resources, Inc. * (a)                       7,566            125,596
Helmerich & Payne, Inc.                                     9,389            269,370
Hydril *                                                    3,972            170,597
Plains Exploration & Production Company *                  13,709            327,097
Quicksilver Resources, Inc. (a)                             5,850            191,119
Spinnaker Exploration Company *                             4,889            171,311
Swift Energy Company *                                      5,303            127,060
Unit Corp. *                                                7,583            266,012
                                                                        ------------
                                                                           2,436,961

DOMESTIC OIL - 1.86%
Berry Petroleum Company, Class A (a)                        3,697            135,791
Comstock Resources, Inc. *                                  7,025            146,963
Delta Petroleum Corp. * (a)                                 3,428             44,701
Denbury Resources, Inc. *                                  10,516            267,107
Encore Aquisition Company *                                 4,331            149,420
Energy Partners, Ltd. * (a)                                 5,694             92,698
Forest Oil Corp. *                                          9,004            271,201
Frontier Oil Corp.                                          5,579            131,720
Giant Industries, Inc. * (a)                                2,577             62,621
Holly Corp. (a)                                             4,944            126,072
Houston Exploration Company *                               2,680            159,058
KCS Energy, Inc. *                                         10,188            141,715
Magnum Hunter Resources, Inc. *                            13,634            157,336
Maverick Tube Corp. * (a)                                   7,939            244,601
McMoran Exploration Company * (a)                           3,945             51,403
Meridian Resource Corp. * (a)                              11,594            102,375
Oil States International, Inc. *                            7,079            132,377
Range Resources Corp.                                      13,032            227,930
Remington Oil Gas Corp. *                                   4,153            109,016
St. Mary Land & Exploration Company                         5,726            227,952
Stone Energy Corp. *                                        4,080            178,541
Syntroleum Corp. * (a)                                      7,015             49,245
TETRA Technologies, Inc. * (a)                              4,323            134,229
Vintage Petroleum, Inc.                                    10,047            201,643
Whiting Petroleum Corp. *                                   3,448            104,819
World Fuel Services Corp.                                   2,275             81,445
                                                                        ------------
                                                                           3,731,979

DRUGS & HEALTH CARE - 2.95%
Abaxis, Inc. * (a)                                          3,830             49,828
Abiomed, Inc. * (a)                                         3,625             32,081
Accelrys, Inc.                                              4,969             32,398
ALPHARMA, Inc., Class A                                     7,069            129,292
Antigenics, Inc. * (a)                                      6,571             39,623
Ariad Pharmaceuticals, Inc. * (a)                          11,202             74,941
Arrow International, Inc.                                   3,928            117,447
Atrix Labatories, Inc. * (a)                                4,331            132,918
Avant Immunotherapeutics, Inc. * (a)                       16,668             28,502
Beverly Enterprises, Inc. * (a)                            18,903            143,096
Bioenvision, Inc. * (a)                                     4,281             34,205

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Biomarin Pharmaceutical, Inc. * (a)                        13,512       $     70,127
Bone Care International, Inc. *                             2,414             58,660
Candela Corp. (a)                                           3,622             41,798
Cardiodynamics International Corp. *                        7,661             35,241
Cell Genesys, Inc. * (a)                                    7,235             64,898
Closure Medical Corp. * (a)                                 1,547             22,029
Conmed Corp. *                                              6,186            162,692
Corixa Corp. * (a)                                         14,270             59,363
Curagen Corp. * (a)                                         9,225             50,738
Curis, Inc. * (a)                                           9,687             43,107
CV Therapeutics, Inc. * (a)                                 5,957             74,462
Datascope Corp.                                             2,442             91,087
Dendreon Corp. * (a)                                       11,299             95,025
Diversa Corp. * (a)                                         6,184             51,636
DOV Pharmaceutical, Inc. * (a)                              2,683             45,987
Dyax Corp. * (a)                                            5,316             40,614
Enzo Biochem, Inc. * (a)                                    4,741             71,115
Enzon Pharmaceuticals, Inc. * (a)                           8,957            142,864
Genelabs Technologies, Inc. * (a)                          19,608             51,177
Gentiva Health Services, Inc. *                             5,489             89,855
Healthextras, Inc. * (a)                                    3,746             52,219
Hollis Eden Pharmaceuticals * (a)                           3,932             42,348
IDX Systems Corp. *                                         4,188            135,901
I-Flow Corp. * (a)                                          4,076             59,020
ILEX Oncology, Inc. *                                       7,279            183,212
Illumina, Inc. *                                            6,548             38,699
Immucor Corp.                                               6,019            148,970
Immunogen, Inc. * (a)                                       9,265             46,788
Immunomedics, Inc. *                                        9,169             23,839
Impax Laboratories, Inc. * (a)                              9,608            147,579
Intuitive Surgical, Inc. * (a)                              7,009            173,473
Invacare Corp.                                              5,019            230,874
Kos Pharmaceuticals, Inc. *                                 2,763             98,390
K-V Pharmaceutical Company, Class A * (a)                   6,774            121,255
Landauer, Inc. (a)                                          2,272            106,625
Luminex Corp. * (a)                                         6,554             46,730
Mannatech, Inc. (a)                                         3,902             54,706
Matria Healthcare, Inc. * (a)                               2,158             61,093
Maxim Pharmaceuticals, Inc. * (a)                           6,221             16,610
Maxygen, Inc. * (a)                                         5,122             50,657
Mentor Corp. (a)                                            7,956            267,958
Molina Healthcare, Inc. *                                   2,051             72,811
Nanogen, Inc. * (a)                                         7,050             27,002
NDCHealth Corp. (a)                                         7,147            114,709
NeoPharm, Inc. * (a)                                        3,326             28,471
Neurogen Corp. *                                            5,840             37,726
Northfield Laboratories, Inc. * (a)                         3,959             52,932
Nutraceutical International Corp. *                         1,917             27,011
Ocular Sciences, Inc. *                                     4,040            193,799
Option Care, Inc.                                           3,139             48,560
OraSure Technologies, Inc. * (a)                            8,443             53,191
OrthoLogic Corp. *                                          7,372             51,899
Parexel International Corp. *                               5,536            108,506
Perrigo Company                                            12,812            263,287
Pharmacopeia Drug Discovery, Inc. * (a)                         0                  0
Pharmos Corp. * (a)                                        18,748             53,994
Praecis Pharmaceuticals, Inc. *                             9,735             21,417
Prime Hospitality Corp. *                                   8,118             98,796
Quidel Corp. *                                              5,970             27,044
Resources Care, Inc. *                                      4,059             48,099
Seattle Genetics, Inc. *                                    8,129             53,408
Sola International, Inc. *                                  6,076            115,748
Zila, Inc. *                                               11,445             47,153
Zymogenetics, Inc. * (a)                                    4,381             76,405
                                                                        ------------
                                                                           5,905,720

EDUCATIONAL SERVICES - 0.27%
eCollege.com * (a)                                          3,158             30,475
Leapfrog Enterprises, Inc., Class A * (a)                   5,349            108,317
Strayer Education, Inc.                                     2,704            310,987
Universal Technical Institute, Inc. *                       2,783             83,991
                                                                        ------------
                                                                             533,770

ELECTRICAL EQUIPMENT - 1.34%
A.O. Smith Corp. (a)                                        3,287             80,038
Anaren, Inc. *                                              4,486             60,382
Anixter International, Inc.                                 5,612            196,925
Artesyn Technologies, Inc. * (a)                            6,673             66,597
Audiovox Corp., Class A * (a)                               3,613             60,843
Baldor Electric Company                                     5,862            138,695
BEI Technologies, Inc.                                      2,516             68,938
C & D Technologies, Inc.                                    5,352            101,795
Capstone Turbine Corp. *                                   19,004             29,076
Cohu, Inc.                                                  5,349             79,058
Dupont Photomasks, Inc. * (a)                               3,399             57,919
Encore Wire Corp. *                                         3,531             46,750
Excel Technology, Inc. *                                    2,028             52,363
General Cable Corp. * (a)                                   8,025             85,386
Genlyte Group, Inc. * (a)                                   2,522            162,392
Global Power Equipment Group, Inc. *                        7,839             58,087
Littelfuse, Inc. *                                          4,487            154,936
Magnetek, Inc. * (a)                                        5,391             40,271
Methode Electronics, Inc., Class A                          7,154             91,500
Metrologic Instruments, Inc. (a)                            2,768             43,873
Penn Engineering & Manufacturing Corp.                      2,984             55,562
Plug Power, Inc. * (a)                                      9,507             60,940
Power-One, Inc. *                                          13,223             85,685
Rayovac Corp. * (a)                                         6,695            176,413
Ultralife Batteries, Inc. * (a)                             3,070             31,222
Universal Electronics, Inc. *                               4,127             69,251

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Vicor Corp.                                                 4,135       $     41,805
W.H. Brady Company, Class A                                 3,824            186,496
Watsco, Inc.                                                4,628            138,979
Wesco International, Inc. *                                 3,368             81,674
Wilson Greatbatch Technologies, Inc. * (a)                  4,121             73,725
                                                                        ------------
                                                                           2,677,576

ELECTRICAL UTILITIES - 1.63%
Avista Corp.                                                9,053            163,859
Black Hills Corp.                                           6,603            183,431
Calpine Corp. * (a)                                        80,561            233,627
Central Vermont Public Service Corp.                        4,506             90,616
CH Energy Group, Inc.                                       3,636            166,529
Cleco Corp.                                                 9,275            159,901
CMS Energy Corp. * (a)                                     31,076            295,844
Connecticut Water Service, Inc.                             4,260            112,634
Duquesne Light Holdings, Inc. (a)                          14,569            261,659
El Paso Electric Company *                                  9,359            150,399
Empire District Electric Company                            6,026            123,834
IDACORP, Inc. (a)                                           6,950            201,967
MGE Energy, Inc.                                            4,647            147,868
Otter Tail Corp.                                            5,984            152,592
PNM Resources, Inc.                                        10,853            244,301
Quanta Services, Inc. * (a)                                15,250             92,263
Sierra Pacific Resources * (a)                             21,432            191,816
UIL Holding Corp.                                           2,484            122,188
Unisource Energy Corp. (a)                                  6,909            168,234
                                                                        ------------
                                                                           3,263,562

ELECTRONICS - 2.71%
Adaptec, Inc. * (a)                                        22,200            168,720
Analogic Corp.                                              2,386             99,472
Artisan Components, Inc. *                                  4,658            135,594
August Technology Corp. * (a)                               4,124             28,332
Bel Fuse, Inc., Class B (a)                                 2,177             72,015
Belden CDT, Inc                                             9,869            215,144
Bookham, Inc * (a)                                          1,443              9,380
California Micro Devices Corp. * (a)                        4,454             34,429
Checkpoint Systems, Inc. *                                  7,174            111,699
CTS Corp. (a)                                               7,509             94,613
Cubic Corp. (a)                                             3,325             76,143
Cyberoptics Corp. *                                         1,834             28,317
Daktronics, Inc. * (a)                                      3,003             73,423
DDI Corp. *                                                 5,821             29,512
Digital Theater Systems, Inc. *                             3,437             62,725
Electro Scientific Industries, Inc. *                       5,740             99,589
Engineered Support Systems, Inc.                            4,286            195,613
FEI Company * (a)                                           4,269             84,355
Franklin Electric, Inc.                                     3,455            136,818
Hutchinson Technology, Inc. * (a)                           5,481            146,507
Identix, Inc. * (a)                                        18,183            121,099
II-VI, Inc.                                                 2,364             82,764
Imation Corp.                                               6,842            243,507
Integrated Silicon Solution, Inc. * (a)                     7,019             51,028
Intermagnetics General Corp. * (a)                          5,302            122,741
InVision Technologies, Inc. * (a)                           3,225            145,093
Itron, Inc. * (a)                                           4,416             77,059
Keithley Instruments, Inc.                                  2,632             45,928
Kemet Corp. * (a)                                          17,843            144,350
Maxwell Technologies, Inc. * (a)                            2,621             27,023
Measurement Specialties, Inc. * (a)                         2,586             64,262
Medis Technologies, Ltd. * (a)                              2,639             29,662
Mentor Graphics Corp. * (a)                                13,861            151,986
Mercury Computer Systems, Inc. *                            4,364            117,479
Merix Corp. * (a)                                           3,810             39,472
OSI Systems, Inc. * (a)                                     2,876             46,304
Park Electrochemical Corp.                                  3,670             77,804
Pemstar, Inc. * (a)                                             0                  0
Photon Dynamics, Inc. * (a)                                 3,276             66,503
Planar Systems Inc. * (a)                                   3,046             34,146
RAE Systems, Inc. * (a)                                     7,384             41,203
Rogers Corp. *                                              3,271            138,985
SBS Technologies, Inc. *                                    3,512             42,846
Stoneridge, Inc. *                                          4,139             58,360
Superconductor Technologies * (a)                               0                  0
Sycamore Networks, Inc. * (a)                              33,995            128,501
Taser International, Inc. * (a)                             4,736            177,837
Technitrol, Inc. *                                          7,305            142,448
Thomas & Betts Corp.                                       10,921            292,901
Trimble Navigation, Ltd.                                    9,687            306,109
TTM Technologies, Inc. *                                    8,092             71,938
Universal Display Corp. * (a)                               5,308             44,693
Varian, Inc. *                                              6,654            251,987
Viisage Technology, Inc. * (a)                              4,732             27,209
X-Rite, Inc. (a)                                            4,847             70,621
Zygo Corp. *                                                3,446             34,908
                                                                        ------------
                                                                           5,421,156

ENERGY - 0.72%
Energen Corp.                                               6,904            355,901
Fuelcell Energy, Inc. * (a)                                 8,554             87,679
Hanover Compressor Company * (a)                           14,977            201,441
Headwaters, Inc. *                                          6,419            198,090
KFx, Inc. * (a)                                             8,640             66,614
New Jersey Resources Corp.                                  5,394            223,312
Southwestern Energy Company *                               7,389            310,264
                                                                        ------------
                                                                           1,443,301

FINANCIAL SERVICES - 2.40%
Accredited Home Lenders Holding Company * (a)               3,274            126,115
Ace Cash Express, Inc. * (a)                                1,925             50,127
Actrade Financial Technologies, Ltd. * (a)                    722                917

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Advanta Corp., Class B                                      4,826       $    116,741
Affiliated Managers Group, Inc. (a)                         4,605            246,552
Asta Funding, Inc. (a)                                      3,007             48,683
BKF Capital Group, Inc. (a)                                 2,317             67,888
Charter Municipal Mortgage Acceptance
   Company, SBI (a)                                         8,553            188,080
City Holding Company                                        3,651            120,081
Commercial Capital Bancorp, Inc.                            7,430            168,587
Danielson Holding, Corp. *                                  5,455             33,221
Delphi Financial Group, Inc.                                5,092            204,546
Downey Financial Corp.                                      3,747            205,935
Encore Capital Group, Inc. * (a)                            2,861             53,930
Federal Agricultural Mortgage Corp.,
   Class C * (a)                                            2,658             58,981
Financial Federal Corp. * (a)                               3,716            139,276
Gabelli Asset Management, Inc., Class A (a)                 1,515             64,918
Harbor Florida Bancshares, Inc.                             4,664            145,050
Interactive Data Corp. * (a)                                7,087            133,377
Inveresk Research Group, Inc. *                             6,254            230,710
Investment Technology Group, Inc. * (a)                     8,038            122,981
Investors Real Estate Trust, SBI (a)                       12,082            120,941
Ipayment, Inc. *                                            2,161             86,786
ITLA Capital Corp. *                                        1,835             84,777
Knight Trading Group, Inc. *                               22,694            209,466
LaBranche & Company, Inc. (a)                              10,459             88,379
Metris Companies, Inc. *                                    6,018             58,856
National Financial Partners Corp. (a)                       6,592            235,862
NBT Bancorp, Inc. (a)                                       7,103            166,423
New Century Financial Corp. (a)                             5,815            350,179
Ocwen Financial Corp. * (a)                                 8,136             74,444
Piper Jaffray Companies, Inc. *                             3,955            156,578
Portfolio Recovery Associates, Inc. * (a)                   2,641             77,619
Stifel Financial Corp. * (a)                                2,778             54,449
Triad Guaranty, Inc. *                                      1,754             97,312
UMB Financial Corp.                                         3,483            166,035
United Community Financial Corp. (a)                        7,227             82,171
World Acceptance Corp. *                                    3,452             80,259
WSFS Financial Corp.                                        1,832             91,600
                                                                        ------------
                                                                           4,808,832

FOOD & BEVERAGES - 1.26%
American Italian Pasta Company, Class A (a)                 3,070             80,280
Bob Evans Farms, Inc. (a)                                   7,518            204,189
Cal-Maine Foods, Inc. (a)                                   3,319             36,409
Chiquita Brands International, Inc. *                       8,223            143,162
Corn Products International, Inc. (a)                       6,976            321,594
Dominos Pizza, Inc *                                        4,679             68,781
Fisher Communications, Inc. *                               1,655             79,440
Flowers Foods, Inc.                                         7,448            192,531
Hain Celestial Group, Inc. * (a)                            6,010            106,257
Hansen Natural Corp. * (a)                                  1,496             36,083
Interstate Bakeries Corp. (a)                                   0                  0
J & J Snack Foods Corp. *                                   1,592             68,265
John B. Sanfilippo & Son, Inc. * (a)                        1,260             33,012
Lance, Inc.                                                 6,932            111,952
MGP Ingredients, Inc. (a)                                   1,806             17,915
Peets Coffee & Tea, Inc. * (a)                              3,539             82,777
Performance Food Group Company * (a)                        8,951            212,139
Ralcorp Holdings, Inc. *                                    6,167            222,629
Robert Mondavi Corp., Class A * (a)                         2,116             82,884
Sanderson Farms, Inc. (a)                                   1,699             56,832
Sensient Technologies Corp. (a)                             9,284            200,906
The Steak & Shake Company * (a)                             5,951            101,643
Usana Health Sciences (a)                                   1,864             64,867
                                                                        ------------
                                                                           2,524,547

FOREST PRODUCTS - 0.12%
Caraustar Industries, Inc. *                                7,132            119,603
Deltic Timber Corp.                                         2,839            112,964
                                                                        ------------
                                                                             232,567

FUNERAL SERVICES - 0.11%
Alderwoods Group, Inc. * (a)                                8,142             80,036
Stewart Enterprises, Inc., Class A *                       20,697            143,844
                                                                        ------------
                                                                             223,880

FURNITURE & FIXTURES - 0.43%
American Woodmark Corp. (a)                                 2,520             93,303
Ethan Allen Interiors, Inc.                                 6,195            215,276
Furniture Brands International, Inc. (a)                    9,731            244,054
Kimball International, Inc., Class B                        5,428             75,341
La-Z-Boy, Inc. (a)                                         10,019            152,088
Stanley Furniture Company, Inc.                             1,904             83,776
                                                                        ------------
                                                                             863,838

GAS & PIPELINE UTILITIES - 1.35%
Aquila, Inc. * (a)                                         38,486            120,076
Atmos Energy Corp.                                          9,837            247,794
Global Industries, Ltd. *                                  15,859             98,009
Middlesex Water Company (a)                                 5,380             96,410
Nicor, Inc. (a)                                             7,839            287,691
Northwest Natural Gas Company                               5,998            190,317
Peoples Energy Corp.                                        6,685            278,631
Piedmont Natural Gas, Inc. (a)                              7,177            315,357
South Jersey Industries, Inc.                               3,436            164,069
Southern Union Company *                                   11,326            232,183
Southwest Gas Corp.                                         7,552            180,870
Southwest Water Company (a)                                 6,357             77,873
The Laclede Group, Inc. (a)                                 5,020            146,735
WGL Holdings, Inc.                                          9,264            261,801
                                                                        ------------
                                                                           2,697,816

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

GOLD - 0.03%
Royal Gold, Inc. (a)                                        3,570       $     60,976

HEALTHCARE PRODUCTS - 2.49%
Advanced Medical Optics, Inc. *                             5,502            217,714
Advanced Neuromodulation Systems, Inc. * (a)                3,837            116,453
Align Technology, Inc. * (a)                                9,314            142,318
American Medical Systems Holdings, Inc. *                   4,409            159,914
Arthrocare Corp. * (a)                                      4,543            133,064
Aspect Medical Systems, Inc. *                              3,173             57,400
Biolase Technology, Inc. * (a)                              3,990             32,558
Biosite, Inc. * (a)                                         2,191            107,271
Cardia Science, Inc. * (a)                                 20,381             39,132
Coherent, Inc. * (a)                                        6,179            160,283
Conceptus, Inc. * (a)                                       3,891             36,070
CTI Molecular Imaging, Inc. * (a)                           5,158             41,625
Cyberonics, Inc. * (a)                                      3,478             71,160
Cypress Biosciences, Inc. *                                 6,001             70,032
Diagnostic Products Corp.                                   4,266            174,351
DJ Orthopedics, Inc. *                                      3,682             64,987
Encore Medical Corp. *                                      7,358             36,643
Endocardial Solutions, Inc. *                               5,244             60,673
EPIX Medical, Inc. * (a)                                    4,612             89,058
Haemonetics Corp. *                                         4,123            135,399
Hanger Orthopedic Group, Inc. * (a)                         4,354             21,814
Hologic, Inc. * (a)                                         4,290             82,668
ICU Medical, Inc. * (a)                                     2,383             62,053
Inverness Medical Innovations, Inc. * (a)                   2,762             57,450
Isolagen, Inc. *                                            4,813             45,483
Kensey Nash Corp. * (a)                                     2,387             62,516
Kyphon, Inc. * (a)                                          4,699            116,441
LCA-Vision, Inc. (a)                                        2,182             56,274
LifeCell Corp. * (a)                                        6,203             62,030
Lifeline Systems, Inc.                                      3,337             81,490
Mannkind Corp *                                             2,508             50,260
Merit Medical Systems, Inc.                                 4,638             70,080
Owens & Minor, Inc.                                         7,660            194,564
Polymedica Corp. (a)                                        5,175            159,390
Priority Healthcare Corp., Class B *                        5,714            115,137
PSS World Medical, Inc. *                                  14,254            143,110
SonoSite, Inc. * (a)                                        3,251             84,689
STERIS Corp. *                                             13,378            293,513
Sybron Dental Specialties, Inc. *                           7,249            215,223
The Medicines Company * (a)                                 8,659            209,028
Thermogenesis Corp. *                                      10,727             51,490
Thoratec Corp. * (a)                                       10,049             96,671
Tripath Imaging, Inc. * (a)                                 7,080             57,914
Urologix, Inc. * (a)                                        3,288             20,780
Ventana Medical Systems, Inc. * (a)                         2,676            134,977
Viasys Healthcare, Inc. *                                   6,275            104,981
VISX, Inc. *                                                9,416            193,970
Wright Medical Group, Inc. *                                5,273            132,458
Zoll Medical Corp. * (a)                                    1,913             63,875
                                                                        ------------
                                                                           4,986,434

HEALTHCARE SERVICES - 1.74%
Amedisys, Inc. *                                            2,304             69,005
America Service Group, Inc. *                               1,770             72,641
American Healthways, Inc. (a)                               5,470            159,232
AMERIGROUP Corp. * (a)                                      4,873            274,106
Apria Healthcare Group, Inc. *                              9,527            259,611
Cerner Corp. * (a)                                          5,797            250,778
CorVel Corp. * (a)                                          1,581             46,924
Cross Country Healthcare, Inc. * (a)                        5,268             81,654
Eclipsys Corp. *                                            7,239            112,928
First Health Group Corp. * (a)                             17,702            284,825
Genesis Healthcare Corp. *                                  3,985            121,184
Hooper Holmes, Inc. (a)                                    12,112             54,262
Kindred Healthcare, Inc. (a)                                4,874            118,926
LabOne, Inc. *                                              3,585            104,789
Magellan Health Services, Inc. *                            5,319            194,463
National Healthcare Corp. (a)                               1,585             45,172
NeighborCare, Inc.                                          7,297            184,979
OCA, Inc. * (a)                                            10,346             49,040
Odyssey Healthcare, Inc. * (a)                              7,595            134,811
Pediatrix Medical Group, Inc. *                             4,594            251,981
Per-Se Technologies, Inc. * (a)                             5,704             78,259
Sierra Health Services, Inc. * (a)                          4,303            206,243
The Advisory Board Company *                                3,611            121,329
United Surgical Partners
   International, Inc. * (a)                                5,565            191,158
Vistacare, Inc. *                                           1,415             21,664
                                                                        ------------
                                                                           3,489,964

HOMEBUILDERS - 0.45%
Beazer Homes USA, Inc. (a)                                  2,626            280,693
Brookfield Homes Corp. * (a)                               15,000             15,450
Champion Enterprises, Inc. *                               13,918            143,216
Lyon William Homes * (a)                                      868             77,165
Meritage Corp. * (a)                                        2,111            165,925
Schottenstein Homes, Inc. (a)                               2,578            109,410
Walter Industries, Inc. (a)                                 6,333            101,455
                                                                        ------------
                                                                             893,314

HOTELS & RESTAURANTS - 2.12%
Ameristar Casinos, Inc. (a)                                 2,377             71,904
Argosy Gaming Corp. *                                       4,539            177,929
Aztar Corp. *                                               6,804            180,306
Boca Resorts, Inc., Class A * (a)                           5,633            104,605
Boyd Gaming Corp.                                           6,394            179,991
California Pizza Kitchen, Inc. *                            4,663            101,886
CBRL Group, Inc.                                            9,321            336,302
CEC Entertainment, Inc.                                     7,195            264,416

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
CKE Restaurants, Inc. * (a)                                 9,781       $    108,080
Dave & Buster's, Inc. * (a)                                 2,821             53,543
IHOP Corp. (a)                                              4,288            163,844
Jack In the Box, Inc. *                                     7,045            223,538
Krispy Kreme Doughnuts, Inc. * (a)                         10,591            134,082
La Quinta Corp. *                                          36,453            284,333
Landry's Restaurants, Inc. (a)                              3,965            108,205
Lone Star Steakhouse & Saloon, Inc.                         3,451             89,139
Magna Entertainment Corp., Class A * (a)                    9,666             52,680
Marcus Corp.                                                4,422             86,096
MTR Gaming Group, Inc. *                                    5,409             50,412
O'Charley's, Inc. *                                         5,512             89,846
P.F. Chang's China Bistro, Inc. * (a)                       5,163            250,354
Panera Bread Company, Class A * (a)                         5,213            195,696
Papa Johns International, Inc. * (a)                        2,463             75,565
RARE Hospitality International, Inc. *                      7,018            187,030
Red Robin Gourmet Burgers, Inc. *                           1,995             87,122
Ryan's Restaurant Group, Inc. *                             9,323            138,353
Sonic Corp.                                                12,076            309,508
Strategic Hotel Cap, Inc                                    3,905             52,796
Triarc Companies, Inc. (a)                                  7,418             85,084
                                                                        ------------
                                                                           4,242,645

HOUSEHOLD APPLIANCES - 0.37%
Applica, Inc. *                                             4,669             18,863
Bassett Furniture Industries, Inc.                          2,912             54,979
Consolidated Tomoka Land Company (a)                        1,839             63,960
Drew Industries, Inc. *                                     1,499             53,739
Jacuzzi Brands, Inc. *                                     15,656            145,601
Libbey, Inc.                                                3,989             74,594
The Toro Company                                            4,918            335,899
                                                                        ------------
                                                                             747,635

HOUSEHOLD PRODUCTS - 0.44%
Blyth Industries, Inc.                                      6,151            190,066
Central Garden & Pet Company *                              3,602            110,293
Department 56, Inc. * (a)                                   3,563             58,077
Select Comfort Corp. * (a)                                  7,152            130,166
Topps, Inc. (a)                                             9,812             95,961
Tupperware Corp.                                           10,870            184,573
WD-40 Company (a)                                           3,905            111,683
                                                                        ------------
                                                                             880,819

INDUSTRIAL MACHINERY - 1.76%
Actuant Corp., Class A                                      4,846            199,704
Albany International Corp., Class A                         4,920            146,665
Cascade Corp.                                               2,639             73,259
Ceradyne Inc. California (a)                                2,611            114,649
Circor International, Inc. (a)                              4,032             78,624
Cognex Corp.                                                7,724            202,369
Dionex Corp. *                                              3,507            191,833
Energy Conversion Devices, Inc. * (a)                       4,480             59,405
EnPro Industries, Inc. * (a)                                4,353            105,081
Flowserve Corp. *                                           9,679            234,038
Gardner Denver, Inc. *                                      4,173            115,050
IDEX Corp.                                                  9,380            318,545
Kadant, Inc. *                                              3,732             68,519
Kennametal, Inc.                                            6,756            305,033
Lindsay Manufacturing Company (a)                           3,057             82,019
Manitowoc, Inc. (a)                                         5,386            190,987
Middleby Corp. (a)                                            957             50,386
Milacron, Inc. * (a)                                        8,588             26,795
NACCO Industries, Inc., Class A                             1,000             86,150
Presstek, Inc. * (a)                                        6,595             63,774
Rofin Sinar Technologies, Inc. *                            3,246             95,367
Stewart & Stevenson Services, Inc.                          6,453            114,024
Tecumseh Products Company, Class A                          3,480            145,708
Tredegar Industries, Inc. (a)                               6,786            123,505
UNOVA, Inc. * (a)                                           9,517            133,714
Valmont Industries, Inc. (a)                                3,486             72,753
Watts Industries, Inc., Class A                             4,736            127,162
                                                                        ------------
                                                                           3,525,118

INDUSTRIALS - 0.19%
Brookfield Homes Corp.                                      3,413             89,933
GrafTech International, Ltd. *                             19,260            268,677
Intevac, Inc. * (a)                                         4,569             28,693
                                                                        ------------
                                                                             387,303

INSURANCE - 2.30%
Alfa Corp. (a)                                              7,475            104,351
American Medical Security Group, Inc. *                     2,647             84,678
American Physicians Capital, Inc. *                         2,367             72,478
Amerus Group Company (a)                                    7,987            327,467
Argonaut Group, Inc. * (a)                                  5,382            100,482
Baldwin & Lyons, Inc., Class B                              2,100             53,004
Bristol West Holdings, Inc. (a)                             3,489             59,801
CenturyBusiness Services, Inc. *                           16,180             72,648
Ceres Group, Inc. * (a)                                     7,803             42,526
Citizens, Inc. Class A (a)                                  9,342             55,772
Commerce Group, Inc.                                        4,851            234,788
Direct General Corp.                                        3,274             94,684
FPIC Insurance Group, Inc. *                                2,072             53,561
Hilb, Rogal and Hamilton Company (a)                        6,465            234,162
Horace Mann Educators Corp.                                 8,446            148,481
Infinity Property & Casualty Corp. (a)                      4,265            125,945
LandAmerica Financial Group, Inc. (a)                       3,846            174,993
Liberty Corp.                                               2,988            118,743
National Western Life Insurance Company,
   Class A *                                                  641            104,419
Navigators Group, Inc. *                                    2,277             66,580
Ohio Casualty Corp. *                                      11,773            246,409
Philadelphia Consolidated Holding Corp. *                   3,612            199,093

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Phoenix Companies, Inc. (a)                                19,619       $    204,430
PMA Capital Corp., Class A (a)                              6,503             49,098
Presidential Life Corp.                                     4,750             81,605
ProAssurance Corp. *                                        4,998            175,030
RLI Corp. (a)                                               4,677            175,621
Selective Insurance Group, Inc. (a)                         5,766            214,495
State Auto Financial Corp.                                  2,878             83,318
Stewart Information Services Corp.                          3,520            138,688
U.S.I. Holdings Corp. * (a)                                 7,401            101,024
UICI                                                        8,016            262,444
United Fire & Casualty Company (a)                          1,893            108,526
Universal American Financial Corp. *                        7,170             92,708
Vesta Insurance Group, Inc.                                 8,658             38,874
Zenith National Insurance Corp. (a)                         2,409            101,925
                                                                        ------------
                                                                           4,602,851

INTERNATIONAL OIL - 0.04%
Cheniere Energy, Inc. * (a)                                 3,989             78,823

INTERNET CONTENT - 0.66%
Alloy, Inc. * (a)                                           8,184             31,017
Autobytel, Inc. *                                           9,297             83,394
CMGI, Inc. * (a)                                           77,075             93,261
CNET Networks, Inc. * (a)                                  24,871            227,570
Digitas, Inc. * (a)                                        10,677             82,533
Harris Interactive, Inc. *                                 12,061             79,482
InfoSpace, Inc. * (a)                                       6,191            293,392
Internet Cap Group, Inc. * (a)                              8,103             52,345
iVillage, Inc. * (a)                                        5,815             34,890
Jupitermedia Corp. *                                        3,459             61,570
Looksmart, Ltd. *                                          16,968             24,943
ProQuest Company * (a)                                      4,972            127,781
Safeguard Scientifics, Inc. *                              24,848             46,466
Sohu.com, Inc. * (a)                                        4,545             75,583
                                                                        ------------
                                                                           1,314,227

INTERNET RETAIL - 0.33%
1-800-Flowers.com, Inc. *                                   6,542             54,299
Ariba, Inc. * (a)                                          12,398            115,797
Drugstore.com, Inc. * (a)                                  12,497             42,740
Navarre Corp. *                                             4,358             63,147
NetIQ Corp. * (a)                                          11,093            118,695
Overstock.com, Inc. * (a)                                   2,317             85,103
Priceline.com, Inc. * (a)                                   4,262             94,489
Redback Networks, Inc. * (a)                                6,813             35,564
Stamps.com, Inc. (a)                                        4,557             60,608
                                                                        ------------
                                                                             670,442

INTERNET SERVICE PROVIDER - 0.31%
Blue Coat Systems, Inc. * (a)                               1,841             26,510
C-COR.net Corp. * (a)                                       8,672             73,278
Earthlink, Inc. *                                          26,931            277,389
eSPEED, Inc., Class A *                                     4,884             48,010
HomeStore.com, Inc. * (a)                                  18,464             42,652
Net2Phone, Inc. * (a)                                       6,525             21,011
TriZetto Group, Inc. *                                      7,216             42,069
United Online, Inc. (a)                                    10,288             98,971
                                                                        ------------
                                                                             629,890

INTERNET SOFTWARE - 1.28%
Agile Software Corp. *                                     11,771             93,344
Chordiant Software, Inc. *                                 15,221             44,293
Cybersource Corp. *                                         5,951             28,743
Digital River, Inc. *                                       5,622            167,423
E.piphany, Inc. *                                          11,830             47,675
eResearch Technology, Inc. (a)                              8,367            111,532
F5 Networks, Inc. * (a)                                     6,739            205,270
Internet Security Systems, Inc. *                           7,811            132,787
Interwoven, Inc.                                            8,443             61,127
Keynote Systems, Inc. * (a)                                 3,828             54,205
Lionbridge Technologies, Inc. *                             9,733             83,607
MatrixOne, Inc. * (a)                                       9,715             49,158
Netegrity, Inc. *                                           8,078             60,666
NIC, Inc. * (a)                                             6,456             34,604
Openwave Systems, Inc. (a)                                 13,149            115,974
PC-Tel, Inc. *                                              4,636             38,293
Portal Software, Inc. * (a)                                 6,225             16,994
RealNetworks, Inc. * (a)                                   22,110            103,033
Retek, Inc. *                                              11,466             52,285
RSA Security, Inc. * (a)                                   12,081            233,163
S1 Corp. *                                                 13,321            106,302
Safenet, Inc. * (a)                                         4,856            128,101
Sapient Corp. * (a)                                        16,006            122,126
Stellent, Inc. * (a)                                        4,451             34,317
Supportsoft, Inc. *                                         8,692             84,660
Tumbleweed Communications Corp. * (a)                      10,342             26,165
Verity, Inc. *                                              4,482             57,728
Verso Technologies, Inc. * (a)                             24,564             23,336
Vignette Corp. * (a)                                       42,253             56,197
Watchguard Technologies, Inc. * (a)                         6,999             32,755
WebEx Communications, Inc. * (a)                            4,978            108,620
WebMethods, Inc. * (a)                                      9,722             51,721
                                                                        ------------
                                                                           2,566,204

INVESTMENT COMPANIES - 0.20%
Apollo Investment Corp.                                    12,317            174,285
Capital Southwest Corp. *                                     914             69,464
Harris & Harris Group, Inc. * (a)                           2,823             29,190
MCG Capital Corp. (a)                                       6,986            121,277
                                                                        ------------
                                                                             394,216

LEISURE TIME - 1.68%
4Kids Entertainment, Inc. * (a)                             2,632             53,166

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Action Performance Companies, Inc. (a)                      3,341       $     33,844
Alliance Gaming Corp. *                                    10,279            154,802
AMC Entertainment, Inc. *                                   6,796            130,075
Arctic Cat, Inc.                                            3,308             85,843
Callaway Golf Company (a)                                  13,465            142,325
Carmike Cinemas, Inc.                                       1,831             64,469
Churchill Downs, Inc.                                       2,192             85,817
Escalade, Inc. (a)                                          2,364             32,836
Gaylord Entertainment Company *                             6,036            187,116
Handleman Company                                           5,087            104,080
Hollywood Entertainment Corp. * (a)                         9,568             94,436
Isle of Capri Casinos, Inc. * (a)                           3,328             64,463
K2, Inc. * (a)                                              6,054             86,633
Life Time Fitness, Inc. *                                   2,295             58,890
Movie Gallery, Inc. (a)                                     5,241             91,875
Multimedia Games, Inc. (a)                                  4,972             77,066
Penn National Gaming, Inc. *                                6,367            257,227
Pinnacle Entertainment, Inc. *                              5,878             81,116
RC2 Corp. *                                                 2,967             97,614
Scientific Games Corp., Class A *                          11,418            218,084
SCP Pool Corp.                                             10,509            281,011
Shuffle Master, Inc. (a)                                    4,546            170,293
Six Flags, Inc. * (a)                                      19,297            104,976
Speedway Motorsports, Inc.                                  2,972             99,057
Steinway Musical Instruments, Inc. *                        1,801             48,987
Sturm Ruger & Company, Inc. (a)                             5,514             49,681
Sunterra Corp. *                                            4,315             41,122
The Nautilus Group, Inc. (a)                                5,876            132,739
Vail Resorts, Inc. *                                        4,108             74,232
West Marine, Inc. * (a)                                     2,582             55,203
WMS Industries, Inc. * (a)                                  3,757             96,517
                                                                        ------------
                                                                           3,355,595

LIFE SCIENCES - 0.13%
Incyte Corp. * (a)                                         14,938            143,853
Symyx Technologies, Inc. *                                  4,879            114,900
                                                                        ------------
                                                                             258,753

LIQUOR - 0.03%
Central European Distribution Corp. (a)                     3,041             67,936

MANUFACTURING - 1.07%
Acuity Brands, Inc.                                         8,638            205,325
AptarGroup, Inc.                                            6,781            298,160
Barnes Group, Inc. (a)                                      3,244             89,113
ESCO Technologies, Inc. *                                   2,485            168,384
Hexcel Corp. * (a)                                          5,690             78,636
Kaydon Corp. (a)                                            5,455            156,940
Lancaster Colony Corp. (a)                                  5,490            231,486
Mine Safety Appliances Company                              4,039            164,468
Nordson Corp.                                               5,314            182,430
Raven Industries, Inc. (a)                                  1,848             82,144
Shaw Group, Inc. * (a)                                     12,483            149,796
Thomas Industries, Inc. (a)                                 3,058             96,021
York International Corp.                                    7,580            239,452
                                                                        ------------
                                                                           2,142,355

MEDICAL-HOSPITALS - 0.80%
AmSurg Corp. (a)                                            6,426            136,103
Centene Corp. * (a)                                         3,678            156,609
Cepheid, Inc. * (a)                                         9,463             81,571
Laserscope * (a)                                            3,602             73,012
Lifepoint Hospitals, Inc. * (a)                             7,141            214,301
Microtek Med Holdings, Inc. *                              10,610             33,528
Microvision, Inc. * (a)                                     4,914             29,091
Orthovita, Inc. *                                          10,745             48,084
Palatin Technologies, Inc. *                               11,736             34,152
Palomar Medical Technologies, Inc. *                        2,838             62,209
Possis Medical, Inc. *                                      3,352             52,492
Province Healthcare Company *                               9,452            197,736
Psychiatric Solutions, Inc. *                               2,177             55,187
Rehabcare Group, Inc. *                                     3,351             77,173
Select Medical Corp.                                       17,799            239,041
Sunrise Senior Living, Inc. * (a)                           3,117            109,469
                                                                        ------------
                                                                           1,599,758

METAL & METAL PRODUCTS - 0.81%
Commercial Metals Company (a)                               5,418            215,203
Crown Holdings, Inc. *                                     31,906            328,951
Matthews International Corp., Class A                       6,720            227,674
Metal Management, Inc.                                      3,586             65,193
Metals USA, Inc. * (a)                                      4,304             76,353
Mueller Industry, Inc.                                      6,693            287,464
NN, Inc.                                                    5,953             68,162
Quanex Corp. (a)                                            3,091            158,507
Reliance Steel & Aluminum Company                           5,116            203,105
                                                                        ------------
                                                                           1,630,612

MINING - 1.18%
AMCOL International Corp.                                   4,000             76,480
Brush Wellman, Inc. *                                       4,162             86,195
Cleveland-Cliffs, Inc. * (a)                                2,270            183,575
Coeur d'Alene Mines Corp. * (a)                            42,592            201,886
Compass Minerals International, Inc.                        3,032             67,310
Hecla Mining Company * (a)                                 20,577            153,093
Joy Global, Inc.                                            9,825            337,784
Lincoln Electric Holding, Inc.                              6,429            201,614
Oregon Steel Mills, Inc. * (a)                              5,380             89,469
Penn Virginia Corp.                                         3,663            145,018
RTI International Metals, Inc. *                            4,448             86,158
Stillwater Mining Company * (a)                             9,160            141,980
Terex Corp. *                                               9,603            416,770

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

MINING (CONTINUED)
USEC, Inc.                                                 17,266       $    179,048
                                                                        ------------
                                                                           2,366,380

MOBILE HOMES - 0.33%
Coachmen Industries, Inc. (a)                               4,500             71,010
Fleetwood Enterprises, Inc. *                              10,448            158,601
Skyline Corp.                                               1,643             65,802
Thor Industries, Inc. (a)                                   6,662            176,343
Winnebago Industries, Inc. (a)                              5,215            180,648
                                                                        ------------
                                                                             652,404

NEWSPAPERS - 0.08%
Journal Register Company *                                  8,446            159,629

OFFICE FURNISHINGS & SUPPLIES - 0.26%
Global Imaging Systems, Inc. *                              4,430            137,684
Imagistics International, Inc. * (a)                        3,202            107,587
United Stationers, Inc. *                                   6,234            270,556
                                                                        ------------
                                                                             515,827

PAPER - 0.39%
Buckeye Technologies, Inc. *                                5,923             66,042
Chesapeake Corp. (a)                                        4,066             97,665
P.H. Glatfelter Company                                     6,359             78,788
Pope & Talbot, Inc.                                         3,501             61,618
Potlatch Corp.                                              5,235            245,050
Rock-Tenn Company, Class A                                  6,508            102,436
Wausau-Mosinee Paper Corp.                                  7,751            129,054
                                                                        ------------
                                                                             780,653

PETROLEUM SERVICES - 1.35%
Atwood Oceanics, Inc. * (a)                                 2,294            109,057
Cal Dive International, Inc. *                              7,357            262,056
Grey Wolf, Inc. *                                          39,347            192,407
Gulfmark Offshore, Inc. *                                   5,086             83,054
Input/Output, Inc. * (a)                                    9,200             94,852
Key Energy Services, Inc. *                                25,067            276,990
Lone Star Technologies, Inc. *                              5,391            203,780
Newpark Resources, Inc. *                                  15,631             93,786
Oceaneering International, Inc. *                           4,646            171,159
Petroleum Development Corp. * (a)                           3,363            147,367
SEACOR SMIT, Inc. *                                         3,705            173,209
Superior Energy Services, Inc. *                           10,430            134,756
Tesoro Petroleum Corp. *                                   12,797            377,895
Universal Compression Holdings, Inc. *                      3,814            129,943
Veritas DGC, Inc. *                                         6,471            147,409
W-H Energy Services, Inc. *                                 5,103            105,887
                                                                        ------------
                                                                           2,703,607

PHARMACEUTICALS - 2.13%
aaiPharma, Inc. * (a)                                           0                  0
Abgenix, Inc. * (a)                                        15,709            154,891
Able Laboratories, Inc. * (a)                               3,362             64,416
Adolor Corp. * (a)                                          7,844             88,245
Alexion Pharmaceuticals, Inc. * (a)                         4,120             74,160
Alkermes, Inc. * (a)                                       17,402            200,819
Array BioPharma, Inc. * (a)                                 5,210             36,418
Atherogenics, Inc. * (a)                                    7,659            252,364
Bentley Pharmaceuticals, Inc. * (a)                         3,208             33,973
Bradley Pharmaceuticals, Inc., Class A * (a)                2,404             48,921
Connetics Corp. * (a)                                       5,866            158,499
Cubist Pharmaceuticals, Inc. * (a)                          8,169             80,710
Encysive Pharmaceuticals, Inc. *                           10,803             97,551
First Horizon Pharmaceutical Corp. * (a)                    4,270             85,443
Guilford Pharmaceuticals, Inc. * (a)                        9,334             46,670
Indevus Pharmaceuticals, Inc. * (a)                         8,312             58,932
Inkine Pharmaceutical, Inc. * (a)                          11,076             56,266
Inspire Pharmaceuticals, Inc. *                             5,914             93,027
Isis Pharmaceuticals, Inc. * (a)                            9,532             46,707
Ligand Pharmaceuticals, Inc., Class B * (a)                14,271            142,995
Noven Pharmaceuticals, Inc. * (a)                           5,116            106,617
NPS Pharmaceuticals, Inc. * (a)                             7,457            162,413
Nuvelo, Inc. (a)                                            6,011             59,389
Onyx Pharmaceuticals, Inc. * (a)                            7,121            306,274
Oscient Pharmaceuticals Corp. * (a)                        12,289             43,626
Pain Therapeutics, Inc. * (a)                               5,374             38,639
Par Pharmaceutical Companies, Inc. * (a)                    6,631            238,252
Penwest Pharmaceuticals Company * (a)                       3,594             40,576
Peregrine Pharmaceuticals, Inc. * (a)                      25,571             41,169
Pharmacyclics, Inc. * (a)                                   4,425             45,622
Pharmion Corp. *                                            2,412            124,691
Pozen, Inc. * (a)                                           4,882             42,669
Regeneron Pharmaceuticals, Inc. * (a)                       7,129             61,880
Rigel Pharmaceuticals, Inc. * (a)                           2,276             57,583
Salix Pharmaceuticals, Ltd. (a)                             7,167            154,234
SciClone Pharmaceuticals, Inc. * (a)                        9,662             34,397
Supergen, Inc. * (a)                                        9,805             60,595
United Therapeutics Corp. * (a)                             3,754            131,127
Valeant Pharmaceuticals International                      16,206            390,889
Vertex Pharmaceuticals, Inc. * (a)                         16,016            168,168
Vicuron Phamaceuticals, Inc. * (a)                          9,718            142,660
                                                                        ------------
                                                                           4,272,477

PLASTICS - 0.06%
Spartech Corp.                                              5,170            129,767

POLLUTION CONTROL - 0.12%
CUNO, Inc. *                                                3,348            193,347
Duratek, Inc. * (a)                                         2,935             52,214
                                                                        ------------
                                                                             245,561

PUBLISHING - 0.65%
American Greetings Corp., Class A *                        11,699            293,879
Consolidated Graphics, Inc. * (a)                           2,411            101,021
Courier Corp. (a)                                           2,086             86,945
Hollinger International, Inc., Class A                     10,958            189,464

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

PUBLISHING (CONTINUED)
Playboy Enterprises, Inc., Class B * (a)                    5,170       $     51,907
PRIMEDIA, Inc. * (a)                                       30,981             72,805
Readers Digest Association, Inc., Class A                  18,782            274,029
Scholastic Corp. *                                          5,729            176,969
Thomas Nelson, Inc.                                         2,726             53,293
                                                                        ------------
                                                                           1,300,312

RAILROADS & EQUIPMENT - 0.42%
Florida East Coast Indiana, Inc. (a)                        4,268            160,263
GATX Corp. (a)                                              9,360            249,538
Genesee & Wyoming, Inc., Class A (a)                        3,928             99,457
Kansas City Southern *                                     12,672            192,234
Wabtec Corp.                                                7,992            149,371
                                                                        ------------
                                                                             850,863

REAL ESTATE - 6.71%
Acadia Realty Trust, REIT                                   7,197            106,156
Affordable Residential Communities, REITS (a)               5,277             77,044
Alexander's, Inc., REIT * (a)                                 456             90,790
Alexandria Real Estate Equities, Inc., REIT                 4,044            265,772
American Financial Realty Trust, REIT                      20,724            292,416
American Home Mortgage Investment Corp., REIT               6,755            188,802
Amli Residential Properties Trust, REIT (a)                 5,177            158,157
Anthracite Capital, Inc., REIT                             10,628            118,183
Anworth Mortgage Asset Corp., REIT (a)                      7,868             89,538
BioMed Realty Trust, Inc., REIT                             5,278             92,840
Bluegreen Corp. *                                           3,678             40,936
Brandywine Realty Trust, REIT                               7,737            220,350
Capital Automotive, REIT                                    6,014            188,058
Capital Lease Funding, Inc., REIT (a)                       7,888             87,083
CarrAmerica Realty Corp., REIT                             10,041            328,341
CB Richard Ellis Group, Inc. *                              4,871            112,520
Colonial Properties Trust, REIT                             3,827            153,922
Commercial Net Lease Realty, REIT (a)                      10,605            193,223
Cornerstone Realty Income
   Trust, Inc., REIT (a)                                   13,167            128,510
Corporate Office Properties Trust, REIT                     6,524            167,145
Correctional Properties Trust, REIT                         2,763             75,430
Cousins Properties, Inc., REIT                              7,048            241,817
CRT Properties, Inc., REIT (a)                              6,025            129,236
EastGroup Properties, Inc., REIT                            4,598            152,654
Entertainment Properties Trust, REIT                        4,894            184,993
Equity Inns, Inc., REIT                                    11,981            118,372
Equity One, Inc., REIT                                      6,552            128,550
Essex Property Trust Inc., REIT                             4,200            301,770
Extra Space Storage, Inc., REIT                             3,901             49,738
Felcor Lodging Trust, Inc., REIT * (a)                      9,123            103,181
First Industrial Realty Trust, Inc., REIT (a)               7,411            273,466
Gables Residential Trust, REIT (a)                          5,834            199,231
Glenborough Realty Trust, Inc., REIT                        5,908            122,709
Glimcher Realty Trust, REIT (a)                             7,599            184,656
Healthcare Realty Trust, Inc., REIT                         8,114            316,771
Heritage Property Investment Trust, REIT                    5,410            157,810
Highland Hospitality Corp., REIT (a)                        8,641             98,507
Highwoods Properties, Inc., REIT                            9,925            244,254
Home Properties, Inc., REIT                                 6,146            243,136
Homebanc Corp., Georgia, REIT *                             6,659             59,931
Impac Mortgage Holdings, Inc., REIT                        11,653            306,474
Innkeepers USA Trust, REIT                                  8,558            106,461
Jones Lang Lasalle, Inc. * (a)                              6,652            219,583
Kilroy Realty Corp., REIT                                   5,618            213,653
Kramont Realty Trust, REIT (a)                              7,062            131,353
LaSalle Hotel Properties, REIT                              5,923            163,475
Lexington Corporate Property Trust, REIT                    9,854            213,930
LNR Property Corp.                                          3,180            196,874
Luminent Mortgage Capital, Inc., REIT (a)                   7,922            100,451
Maguire Properties, Inc., REIT                              6,811            165,575
Manufactured Home Communities, Inc., REIT                   4,114            136,749
MeriStar Hospitality Corp., REIT *                         17,070             93,031
MFA Mortgage Investments, Inc., REIT                       15,108            139,145
Mid-America Apartment Communities, Inc., REIT               3,695            143,920
Mission West Properties, Inc., REIT                         9,672            100,105
National Health Investments, Inc., REIT                     4,784            136,057
Nationwide Health Properties, Inc., REIT                   12,235            253,876
Newcastle Investment Corp., REIT                            6,674            204,892
Novastar Financial, Inc., REIT (a)                          4,403            191,971
Omega Healthcare Investors, REIT                           10,282            110,634
Parkway Properties, Inc., REIT (a)                          2,335            108,461
Pennsylvania Real Estate
   Investment Trust, REIT                                   6,057            234,164
Post Properties, Inc., REIT                                 7,472            223,413
Prentiss Properties Trust, REIT                             8,271            297,756
Price Legacy Corp., REIT                                    4,916             93,158
PS Business Parks, Inc., REIT                               3,202            127,600
RAIT Investment Trust, REIT                                 4,566            124,880
Realty Income Corp., REIT (a)                               7,501            337,770
Redwood Trust, Inc., REIT (a)                               2,779            173,465
Saul Centers, Inc., REIT                                    3,064            100,744
Senior Housing Properties Trust, REIT                      10,383            185,025
Sovran Self Storage, Inc., REIT                             3,400            133,212
Summit Properties, Inc., REIT                               6,237            168,711
Sun Communities, Inc., REIT                                 3,294            129,092
Tanger Factory Outlet Centers, Inc., REIT                   3,172            142,042
Taubman Centers, Inc., REIT                                10,031            259,101
Town & Country Trust SBI (a)                                4,074            103,683
Trammell Crow Company *                                     6,899            108,452
United States Restaurant Properties, Inc.,
   REIT (a)                                                 5,770             97,455
Universal Health Realty Income Trust, REIT                  4,049            122,685
Urstadt Biddle Properties, Inc., REIT (a)                   6,338             96,591

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Washington, REIT                                            8,293       $    251,278
                                                                        ------------
                                                                          13,432,945

RETAIL GROCERY - 0.36%
Ingles Markets, Inc. (a)                                    5,785             69,767
Nash-Finch Company (a)                                      3,586            112,780
Pathmark Stores, Inc. *                                     7,262             35,221
Ruddick Corp.                                               6,867            134,868
Smart & Final, Inc. *                                       2,987             50,062
United Natural Foods, Inc.                                  8,166            217,215
Wild Oats Markets, Inc. * (a)                               6,862             59,288
Winn-Dixie Stores, Inc. (a)                                15,706             48,531
                                                                        ------------
                                                                             727,732

RETAIL TRADE - 3.46%
99 Cents Only Stores *                                      9,218            131,172
A.C. Moore Arts & Crafts, Inc. *                            2,869             70,950
Aaron Rents, Inc., Class B (a)                              7,392            160,850
Aeropostale, Inc.                                          10,810            283,222
Big 5 Sporting Goods Corp. *                                4,223             96,284
Blair Corp. (a)                                             2,851             80,341
Bombay Company, Inc. * (a)                                  7,358             53,934
Brookstone, Inc.                                            4,249             80,264
Building Materials Holding Corp. (a)                        4,641            127,720
Burlington Coat Factory Warehouse Corp.                     4,262             90,482
Casey's General Stores, Inc.                               10,522            195,604
Cash America International, Inc.                            5,826            142,504
Casual Male Retail Group, Inc. * (a)                        7,013             36,748
Cato Corp., Class A (a)                                     4,748            105,643
Charlotte Russe Holding, Inc. *                             2,738             31,432
Charming Shoppes, Inc. * (a)                               22,249            158,413
Childrens Place Retail Stores, Inc. *                       2,677             64,007
Christopher & Banks Corp. (a)                               7,413            118,682
Coldwater Creek, Inc.                                       4,902            102,305
Cole National Corp., Class A *                              2,633             72,961
Cost Plus, Inc. * (a)                                       4,495            159,033
Dicks Sporting Goods, Inc. (a)                              5,572            198,475
Electronics Boutique Holdings Corp. * (a)                   2,869             97,833
Finish Line, Inc.                                           3,733            115,424
First Cash Financial Services                               2,713             54,341
Fred's, Inc., Class A (a)                                   8,094            145,368
Friedmans, Inc., Class A (a)                                    0                  0
Genesco, Inc. * (a)                                         4,548            107,105
Group 1 Automotive, Inc. *                                  4,095            111,712
Guitar Center, Inc. * (a)                                   4,752            205,762
Hancock Fabrics, Inc.                                       5,062             60,643
Haverty Furniture Companies, Inc.                           4,648             81,526
Hibbett Sporting Goods, Inc.                                4,740             97,123
Hot Topic, Inc. * (a)                                       9,883            168,406
J. Jill Group, Inc. * (a)                                   3,929             77,991
Jo Ann Stores, Inc. * (a)                                   4,191            117,516
Kenneth Cole Productions, Inc., Class A                     1,329             37,398
Linens'n Things, Inc. *                                     8,357            193,632
Longs Drug Stores Corp. (a)                                 6,250            151,250
Marinemax, Inc. *                                           2,536             57,111
Pantry, Inc. *                                              2,687             67,632
Payless ShoeSource, Inc. *                                 14,224            144,089
Restoration Hardware, Inc. * (a)                            5,100             26,418
School Specialty, Inc. *                                    3,954            155,827
Sharper Image Corp. * (a)                                   2,665             57,164
Shopko Stores, Inc. * (a)                                   6,005            104,547
Sonic Automative, Inc. (a)                                  5,655            113,383
Sports Authority, Inc. *                                    4,206             97,579
Stein Mart, Inc. *                                          5,965             90,787
Steven Madden, Ltd. *                                       3,505             61,863
The Dress Barn, Inc. *                                      4,712             82,224
The Men's Wearhouse, Inc. *                                 6,793            197,337
The Yankee Candle, Inc. *                                   9,641            279,203
Too, Inc. *                                                 7,172            129,598
Tractor Supply Company *                                    6,076            191,030
Transport World Entertainment Corp. *                       5,356             52,328
Tuesday Morning Corp. * (a)                                 5,088            157,321
United Rentals, Inc. *                                      8,244            130,997
ValueVision Media, Inc., Class A * (a)                      3,813             51,056
Zale Corp.                                                 10,696            300,558
                                                                        ------------
                                                                           6,932,108

SANITARY SERVICES - 0.31%
Casella Waste Systems, Inc., Class A *                      4,534             53,683
Darling International, Inc. *                              15,798             68,089
IMCO Recycling, Inc. * (a)                                  3,590             40,926
Insituform Technologies, Inc., Class A * (a)                6,277            117,192
Ionics, Inc. * (a)                                          3,573             96,471
Waste Connections, Inc.                                     7,703            244,031
                                                                        ------------
                                                                             620,392

SEMICONDUCTORS - 2.51%
Actel Corp. *                                               4,309             65,497
Advanced Energy Industries, Inc. * (a)                      4,710             43,756
American Superconductor Corp. * (a)                         4,993             62,013
Amis Holdings, Inc. *                                       6,325             85,514
Asyst Technologies, Inc. * (a)                              9,390             47,983
ATMI, Inc. * (a)                                            5,408            110,756
Axcelis Technologies, Inc. *                               20,005            165,641
Cirrus Logic, Inc. * (a)                                   14,050             67,019
Credence Systems Corp. * (a)                               18,684            134,525
Cymer, Inc. *                                               7,335            210,221
Diodes, Inc. (a)                                            2,247             57,883
DSP Group, Inc. *                                           5,748            120,995
Emulex Corp. * (a)                                         15,933            183,548
Entegris, Inc. *                                           10,615             88,529
ESS Technology, Inc. *                                      6,140             42,059

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Exar Corp. *                                                8,236       $    116,622
FormFactor, Inc. *                                          5,724            110,874
Genesis Microchip, Inc. *                                   6,303             85,091
Integrated Device Technology, Inc. *                       20,426            194,660
Intergrated Electrical Services, Inc. *                     7,082             34,064
Kopin Corp. * (a)                                          14,105             57,407
Kulicke & Soffa Industries, Inc. * (a)                     10,085             56,980
Lattice Semiconductor Corp. *                              23,399            114,889
LTX Corp. *                                                12,363             66,884
Mattson Technology, Inc. *                                  8,389             64,511
Micrel, Inc. *                                             13,526            140,806
Microsemi Corp.                                            11,854            167,141
MIPS Technologies, Inc., Class A *                          9,328             53,170
MKS Instruments, Inc. *                                     5,494             84,168
Monolithic System Technology, Inc. *                        4,545             19,725
Mykrolis Corp. * (a)                                        8,130             81,869
Omnivision Technologies, Inc. (a)                           9,744            137,878
ON Semiconductor Corp. * (a)                               24,042             75,251
Pericom Semiconductor Corp. *                               6,396             61,785
Photronics, Inc. *                                          6,839            113,664
Pixelworks, Inc. *                                          6,950             69,570
PLX Technology, Inc. * (a)                                  4,281             30,866
Power Integrations, Inc. * (a)                              5,128            104,765
Rudolph Technologies, Inc. *                                2,414             40,410
Semitool, Inc. *                                            3,669             27,848
Sigmatel, Inc. * (a)                                        4,967            105,350
Silicon Image, Inc. * (a)                                  14,268            180,348
Skyworks Solutions, Inc. * (a)                             30,414            288,933
STATS ChipPAC Ltd-ADR * (a)                                     0                  0
Tessera Technologies, Inc. *                                4,963            109,682
Triquint Semiconductor, Inc. *                             27,285            106,412
Ultratech, Inc. *                                           4,127             64,670
Varian Semiconductor Equipment Associates, Inc. *           7,051            217,876
Veeco Instruments, Inc. * (a)                               5,329            111,749
Vitesse Semiconductor Corp. *                              42,355            115,629
Zoran Corp. *                                               8,179            128,574
                                                                        ------------
                                                                           5,026,060

SOFTWARE - 2.73%
Actuate Corp. *                                            12,517             44,185
Advent Software, Inc. *                                     4,934             83,039
Allscripts Heathcare Solution, Inc. * (a)                   5,358             48,222
Altiris, Inc. *                                             4,162            131,727
ANSYS, Inc. *                                               3,047            151,527
Ascential Software Corp. *                                 11,998            161,613
AsiaInfo Holdings, Inc. * (a)                               6,344             30,959
Aspen Technology, Inc. * (a)                                7,340             51,307
Authentidate Holding Corp. * (a)                            5,940             35,996
Borland Software Corp. *                                   16,897            141,090
Captaris, Inc. * (a)                                        8,510             36,253
Carreker Corp. * (a)                                        4,599             34,998
CCC Information Services Group, Inc. * (a)                  2,862             50,629
CIBER, Inc. *                                              10,498             78,945
Clarus Corp. * (a)                                          3,540             30,975
Concord Communications, Inc. * (a)                          3,475             31,014
Concur Technologies, Inc. * (a)                             6,735             70,650
Covansys Corp. *                                            4,509             52,034
Dendrite International, Inc. *                              6,110             98,493
Embarcadero Tech, Inc. *                                    4,669             39,500
Epicor Software Corp. * (a)                                 7,870             94,676
EPIQ Systems, Inc. * (a)                                    4,178             65,093
Equinix, Inc. * (a)                                         1,957             60,217
Exult, Inc. * (a)                                           7,014             36,894
Faro Technologies, Inc. *                                   2,191             44,565
Hyperion Solutions Corp. *                                  7,856            267,025
InfoUSA, Inc. *                                             6,410             57,113
Intermediate Telephone, Inc.                                3,838             82,978
iPass, Inc. *                                               8,768             52,520
JDA Software Group, Inc. * (a)                              5,933             64,195
Kana Software, Inc. * (a)                                       0                  0
Keane, Inc. *                                               9,132            140,268
Lawson Software Inc. *                                      8,594             48,126
Macrovision Corp. *                                         9,627            231,818
Magma Design Automation, Inc. * (a)                         4,533             68,358
Manhattan Associates, Inc. *                                5,924            144,664
Mantech International Corp. * (a)                           2,905             54,382
Manugistics Group, Inc. * (a)                              13,536             32,216
MAPICS, Inc. *                                              4,787             43,322
MapInfo Corp. * (a)                                         4,820             52,056
McDATA Corp., Class A * (a)                                22,843            114,900
Micromuse, Inc. * (a)                                      15,698             57,769
MicroStrategy, Inc. * (a)                                   2,168             89,083
Midway Games, Inc. * (a)                                    6,627             65,740
Mission Resources Corp. *                                   8,956             56,333
MRO Software, Inc. * (a)                                    4,098             40,980
MSC Software Corp. * (a)                                    7,349             59,086
NMS Communications Corp. * (a)                              9,667             47,175
Omnicell, Inc. * (a)                                        4,703             62,174
Open Solutions, Inc. *                                      2,549             63,649
Opsware, Inc. * (a)                                        10,147             56,925
Packeteer, Inc. *                                           6,530             70,589
Palmsource, Inc. * (a)                                      3,676             76,240
Parametric Technology Corp. *                              52,711            278,314
Plato Learning, Inc. *                                      5,510             48,708
Safalink Corp. * (a)                                            0                  0
Scansoft, Inc. * (a)                                       15,321             62,510
Secure Computing Corp. * (a)                                7,055             53,547
Seebeyond Technology Corp. * (a)                           10,106             31,126

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Serena Software, Inc. * (a)                                 4,631       $     77,477
Softbrands, Inc. * (a)                                        700                784
SPSS, Inc. *                                                3,771             50,267
SS&C Technologies, Inc.                                     3,271             63,883
Take-Two Interactive Software, Inc. * (a)                   8,432            276,991
THQ, Inc. * (a)                                             7,749            150,796
Transaction Systems Architects, Inc., Class A *             7,494            139,276
Ultimate Software Group, Inc. *                             3,934             48,310
Verint Systems, Inc. * (a)                                  2,416             89,005
Websense, Inc. *                                            4,049            168,722
Zixit Corp. * (a)                                           4,409             20,193
                                                                        ------------
                                                                           5,464,194

STEEL - 0.81%
Alaska Steel Holding Corp. * (a)                           20,119            164,171
Allegheny Technologies, Inc.                               16,882            308,097
Carpenter Technology Corp.                                  4,235            202,179
Gibraltar Steel Corp.                                       2,699             97,596
NS Group, Inc. *                                            3,902             72,187
Ryerson Tull, Inc. (a)                                      4,966             85,266
Schnitzer Steel Industries, Inc. (a)                        3,838            124,159
Steel Dynamics, Inc. (a)                                    7,937            306,527
Steel Technologies, Inc.                                    2,558             65,528
Texas Industries, Inc. (a)                                  3,960            203,702
                                                                        ------------
                                                                           1,629,412

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.73%
Aeroflex, Inc. *                                           13,500            142,695
Airspan Networks, Inc. * (a)                                6,901             37,472
Applied Signal Technology, Inc.                             2,182             69,802
Arch Wireless, Inc., Class A * (a)                          3,488            100,210
Arris Group, Inc. * (a)                                    16,917             88,307
Aspect Communications Corp. * (a)                           6,890             68,418
At Road, Inc. * (a)                                         6,239             26,329
Brightpoint, Inc.                                           4,050             69,660
Carrier Access Corp. * (a)                                  4,220             29,329
Commonwealth Telephone
   Enterprises, Inc., (CTE) * (a)                           4,411            192,099
Commscope, Inc. * (a)                                      10,649            230,018
Comtech Telecommunications Corp. * (a)                      2,870             77,777
Corvis Corp. * (a)                                         72,609             58,087
CT Communications, Inc. (a)                                 4,278             58,994
Ditech Communications Corp. *                               5,722            128,116
Finisar Corp. * (a)                                        31,277             40,660
General Communication, Inc. *                               9,511             86,075
Golden Telecom, Inc. (a)                                    2,751             78,486
Harmonic, Inc. *                                           14,525             96,591
Inet Technologies, Inc. *                                   5,225             65,730
InterDigital Communication Corp. * (a)                     10,833            176,795
Intrado, Inc. * (a)                                         4,295             43,422
J2 Global Communications, Inc. * (a)                        3,528            111,450
KVH Industries, Inc. * (a)                                  2,668             19,263
Mastec, Inc. * (a)                                          4,213             22,118
MRV Communications, Inc. * (a)                             21,916             54,790
NETGEAR, Inc. * (a)                                         4,690             57,312
Network Equipment Technologies, Inc. * (a)                  5,232             34,583
Newport Corp. *                                             8,036             92,173
Paradyne Networks, Inc. * (a)                               9,166             42,164
Powerwave Technologies, Inc. * (a)                         13,561             83,536
Price Communications Corp.                                  7,549            115,122
PTEK Holdings, Inc. * (a)                                   9,345             80,087
REMEC, Inc. * (a)                                          11,871             55,912
SBA Communications Corp. *                                 10,310             72,170
Shenandoah Telecommunications Company                       1,850             47,378
Spectralink Corp.                                           3,383             32,138
Stratex Networks, Inc. *                                   17,511             39,225
SureWest Communications (a)                                 3,151             90,339
Symmetricom, Inc. * (a)                                     8,409             79,549
Tekelec * (a)                                              10,507            175,257
Terayon Communication Systems, Inc. *                      13,907             29,483
Triton PCS Holdings, Inc., Class A *                        9,426             24,131
Viasat, Inc. *                                              4,326             86,953
Westell Technologies, Inc., Class A *                       9,359             48,386
Wiltel Communications Group *                               4,264                  0
                                                                        ------------
                                                                           3,458,591

TELEPHONE - 0.16%
Cincinnati Bell, Inc. *                                    47,713            166,518
North Pittsburgh Systems, Inc. (a)                          4,742             98,207
Primus Telecommunications Group, Inc. * (a)                13,730             20,183
TALK America Holdings, Inc. * (a)                           5,485             28,687
                                                                        ------------
                                                                             313,595

TIRES & RUBBER - 0.37%
Bandag, Inc. (a)                                            2,441            106,916
Cooper Tire & Rubber Company                               13,312            268,503
Goodyear Tire & Rubber Company * (a)                       28,983            311,278
Myers Indiana, Inc.                                         5,055             55,352
                                                                        ------------
                                                                             742,049

TOBACCO - 0.24%
Dimon, Inc.                                                12,857             75,728
Schweitzer Mauduit International, Inc. (a)                  3,119            101,055
Universal Corp.                                             5,056            225,700
Vector Group, Ltd. (a)                                      4,959             74,536
                                                                        ------------
                                                                             477,019

TOYS, AMUSEMENTS & SPORTING GOODS - 0.06%
Jakks Pacific, Inc. * (a)                                   5,369            123,487

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION - 0.80%
Alexander & Baldwin, Inc.                                   8,689       $    294,905
Heartland Express, Inc.                                     9,618            177,452
Kirby Corp. *                                               4,530            181,880
Laidlaw International, Inc. *                              19,972            328,539
Offshore Logistics, Inc. *                                  4,031            138,747
Overseas Shipholding Group, Inc.                            5,253            260,759
Pacer International, Inc. *                                 4,793             78,605
RailAmerica, Inc. * (a)                                     6,880             76,024
SCS Transportation, Inc. *                                  3,455             65,438
                                                                        ------------
                                                                           1,602,349

TRAVEL SERVICES - 0.13%
Ambassadors Group, Inc.                                     2,363             63,801
Navigant International, Inc. * (a)                          3,017             49,268
Orbitz, Inc. * (a)                                          2,677             72,814
Pegasus Solutions, Inc. * (a)                               5,426             64,678
                                                                        ------------
                                                                             250,561

TRUCKING & FREIGHT - 1.06%
Arkansas Best Corp.                                         4,649            170,246
EGL, Inc. * (a)                                             7,439            225,104
Forward Air Corp. *                                         4,520            180,890
Hub Group, Inc., Class A *                                  1,479             55,093
Knight Transportation, Inc. * (a)                           7,753            166,069
Landstar Systems, Inc.                                      5,782            339,288
Old Dominion Freight Lines, Inc.                            3,792            109,248
Overnite Corp.                                              5,724            179,905
Swift Transportation, Inc. * (a)                            9,636            162,078
USF Corp.                                                   5,686            204,071
Wabash National Corp. * (a)                                 5,341            146,717
Werner Enterprises, Inc.                                    9,426            182,016
                                                                        ------------
                                                                           2,120,725
                                                                        ------------
TOTAL COMMON STOCKS (Cost $174,609,424)                                 $193,437,110
                                                                        ------------

PREFERRED STOCKS - 0.02%

FINANCIAL SERVICES - 0.02%
Education Lending Group, Inc. * (a)                         3,177             46,956
                                                                        ------------
TOTAL PREFERRED STOCKS (Cost $57,218)                                   $     46,956
                                                                        ------------

WARRANTS - 0.00%

HEALTHCARE SERVICES - 0.00%
Magellan Health Services, Inc.
   (Expiration date 01/05/2011; strike
   price $30.20) *                                              7                 98
                                                                        ------------
TOTAL WARRANTS (Cost $4,989)                                            $         98
                                                                        ------------

SHORT TERM INVESTMENTS - 28.63%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $  50,928,507       $ 50,928,507
UBS Finance Delaware, Inc.
   1.88% due 10/01/2004                                 5,400,000          5,400,000
United States Treasury Bills
   zero coupon due 10/14/2004 ****                  $   1,000,000       $    999,527
                                                                        ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $57,328,034)                                                      $ 57,328,034
                                                                        ------------

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State Street              $      40,000       $     40,000
   Corp. dated 09/30/2004 at 1.55% to
   be repurchased at $40,002 on
   10/01/2004, collateralized by
   $30,000 U.S. Treasury Bonds, 8.75%
   due 08/15/2020 (valued at $43,988,
   including interest)
                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $40,000)                                                          $     40,000
                                                                        ------------
TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
   (COST $232,039,664) - 125.29%                                        $250,852,198
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.29)%                         (50,642,377)
                                                                        ------------
TOTAL NET ASSETS - 100.00%                                              $200,209,821
                                                                        ============

MID CAP INDEX TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS - 97.98%

AEROSPACE - 0.28%
Alliant Techsystems, Inc. *                                 8,295       $    501,848
Sequa Corp., Class A * (a)                                  2,306            120,396
                                                                        ------------
                                                                             622,244

AIR TRAVEL - 0.37%
Airtran Holdings, Inc. * (a)                               18,885            188,095
Alaska Air Group, Inc. * (a)                                5,926            146,846
JetBlue Airways Corp. (a)                                  22,814            477,269
                                                                        ------------
                                                                             812,210

APPAREL & TEXTILES - 0.74%
Mohawk Industries, Inc. *                                  14,727          1,169,176
Timberland Company, Class A *                               7,787            442,302
                                                                        ------------
                                                                           1,611,478

AUTO PARTS - 1.52%
Arvinmeritor, Inc. (a)                                     15,314            287,137
BorgWarner, Inc.                                           12,320            533,333
Federal Signal Corp. (a)                                   10,624            197,394
Gentex Corp.                                               17,096            600,582
Lear Corp.                                                 15,145            824,645
Modine Manufacturing Company (a)                            7,616            229,318
O'Reilly Automotive, Inc. * (a)                            12,164            465,760
Superior Industries International, Inc. (a)                 5,878            176,046
                                                                        ------------
                                                                           3,314,215

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

AUTO SERVICES - 0.33%
ADESA, Inc. *                                              20,938       $    344,011
Copart, Inc. *                                             19,862            375,988
                                                                        ------------
                                                                             719,999

BANKING - 7.11%
Associated Banc-Corp.                                      24,301            779,333
Astoria Financial Corp.                                    16,886            599,284
Bank of Hawaii Corp.                                       11,607            548,431
Banknorth Group, Inc.                                      38,165          1,335,775
City National Corp.                                        10,828            703,279
Colonial Bancgroup, Inc.                                   29,481            602,886
Commerce Bancorp, Inc. (a)                                 17,346            957,499
Compass Bancshares, Inc.                                   27,072          1,186,295
Cullen Frost Bankers, Inc.                                 11,375            528,596
FirstMerit Corp.                                           18,721            492,456
Greater Bay Bancorp (a)                                    11,307            325,076
Hibernia Corp., Class A                                    34,292            905,652
Independence Community Bank Corp.                          18,534            723,753
Investors Financial Services Corp.                         14,630            660,252
Mercantile Bankshares Corp.                                17,458            837,286
New York Community Bancorp, Inc. (a)                       58,434          1,200,234
Silicon Valley Bancshares * (a)                             7,868            292,454
TCF Financial Corp.                                        30,804            933,053
Washington Federal, Inc.                                   17,318            435,548
Webster Financial Corp.                                    11,707            578,209
Westamerica Bancorporation                                  7,001            384,285
Wilmington Trust Corp. (a)                                 14,650            530,476
                                                                        ------------
                                                                          15,540,112

BIOTECHNOLOGY - 1.39%
Cephalon, Inc. * (a)                                       12,510            599,229
Charles River Laboratories
   International, Inc. *                                   10,199            467,114
Invitrogen Corp. *                                         11,626            639,314
Millennium Pharmaceuticals, Inc. *                         67,344            923,286
Protein Design Labs, Inc. *                                20,996            411,102
                                                                        ------------
                                                                           3,040,045

BROADCASTING - 0.72%
Belo Corp., Class A                                        25,374            571,930
Emmis Communications Corp., Class A *                      12,370            223,402
Entercom Communications Corp. *                            11,003            359,358
Westwood One, Inc. *                                       21,464            424,343
                                                                        ------------
                                                                           1,579,033

BUILDING MATERIALS & CONSTRUCTION - 0.35%
Dycom Industries, Inc. * (a)                               10,714            304,171
RPM International, Inc.                                    25,656            452,828
                                                                        ------------
                                                                             756,999

BUSINESS SERVICES - 5.42%
Acxiom Corp.                                               18,987            450,751
Alliance Data Systems Corp. *                              17,847            723,874
Banta Corp.                                                 5,500            218,625
Brinks Company                                             12,525            377,879
Cadence Design Systems, Inc. *                             59,435            775,033
Catalina Marketing Corp.                                   11,509            265,628
Ceridian Corp. *                                           32,798            603,811
Certegy, Inc.                                              13,991            520,605
ChoicePoint, Inc. *                                        19,565            834,447
CSG Systems International, Inc. *                          11,486            176,999
DST Systems, Inc. * (a)                                    18,547            824,785
Dun & Bradstreet Corp. *                                   15,527            911,435
Fair Isaac Corp.                                           15,521            453,213
Gartner Group, Inc., Class A * (a)                         23,854            278,853
Harte-Hanks, Inc.                                          18,967            474,365
Jacobs Engineering Group, Inc. *                           12,434            476,098
Kelly Services, Inc., Class A (a)                           7,768            207,483
Korn/Ferry International * (a)                              8,547            155,812
Manpower, Inc.                                             19,891            884,951
MPS Group, Inc. *                                          23,238            195,432
Reynolds & Reynolds Company, Class A                       14,262            351,844
Rollins, Inc. (a)                                          10,076            244,746
Sothebys Holdings, Inc., Class A *                         13,950            219,294
The BISYS Group, Inc. *                                    26,636            389,152
The Titan Corp. *                                          18,621            260,135
Valassis Communications, Inc. *                            11,430            338,099
Wind River Systems, Inc. * (a)                             18,075            220,515
                                                                        ------------
                                                                          11,833,864

CELLULAR COMMUNICATIONS - 0.61%
RF Micro Devices, Inc. * (a)                               41,193            261,164
Telephone & Data Systems, Inc.                             12,630          1,063,067
                                                                        ------------
                                                                           1,324,231

CHEMICALS - 2.79%
Airgas, Inc.                                               16,464            396,288
Albemarle Corp.                                             9,175            321,951
Cabot Corp.                                                13,621            525,362
Cabot Microelectronics Corp. * (a)                          5,473            198,396
Crompton Corp.                                             25,296            240,059
Cytec Industries, Inc.                                      8,640            422,928
Ferro Corp.                                                 9,249            201,721
FMC Corp. *                                                 8,049            390,940
IMC Global, Inc. (a)                                       25,568            444,627
Lubrizol Corp.                                             14,376            497,410
Lyondell Chemical Company (a)                              39,398            884,879
Minerals Technologies, Inc.                                 4,543            267,401
Olin Corp. (a)                                             15,411            308,220
The Scotts Company, Class A *                               7,227            463,612
Valspar Corp. (a)                                          11,326            528,698
                                                                        ------------
                                                                           6,092,492

COAL - 0.58%
Arch Coal, Inc.                                            12,107            429,677

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------       ------------
COMMON STOCKS (CONTINUED)

COAL (CONTINUED)
Peabody Energy Corp.                                       14,174       $    843,353
                                                                        ------------
                                                                           1,273,030

COLLEGES & UNIVERSITIES - 0.73%
Career Education Corp. *                                   22,597            642,433
Corinthian Colleges, Inc. (a)                              19,907            268,346
DeVry, Inc. * (a)                                          15,513            321,274
ITT Educational Services, Inc. * (a)                       10,095            363,925
                                                                        ------------
                                                                           1,595,978

COMPUTERS & BUSINESS EQUIPMENT - 3.32%
3Com Corp. *                                               86,872            366,600
CDW Corp.                                                  18,350          1,064,850
Cognizant Technology Solutions Corp., Class A              29,000            884,790
Diebold, Inc.                                              15,825            739,027
GTECH Holdings Corp.                                       26,049            659,561
Henry, Jack & Associates, Inc.                             19,925            373,992
National Instruments Corp. (a)                             17,396            526,577
Plexus Corp. * (a)                                          9,528            105,189
Quantum Corp. * (a)                                        40,150             92,747
Sandisk Corp. (a)                                          35,746          1,040,924
Storage Technology Corp. *                                 24,531            619,653
Sybase, Inc. *                                             20,978            289,287
Tech Data Corp. *                                          12,806            493,671
                                                                        ------------
                                                                           7,256,868

CONSTRUCTION & MINING EQUIPMENT - 0.28%
National Oilwell, Inc. * (a)                               18,958            622,960

CONSTRUCTION MATERIALS - 0.47%
Granite Construction, Inc. (a)                              9,184            219,497
Martin Marietta Materials, Inc.                            10,645            481,899
Trinity Industries, Inc. (a)                               10,404            324,293
                                                                        ------------
                                                                           1,025,689

CONTAINERS & GLASS - 0.60%
Longview Fibre Company (a)                                 11,274            171,928
Packaging Corp. of America (a)                             23,572            576,807
Sonoco Products Company                                    21,629            571,871
                                                                        ------------
                                                                           1,320,606

CRUDE PETROLEUM & NATURAL GAS - 2.70%
Helmerich & Payne, Inc.                                    11,128            319,262
Newfield Exploration Company *                             13,751            842,111
Patterson-UTI Energy, Inc.                                 36,837            702,482
Pioneer Natural Resources Company                          32,112          1,107,222
Plains Exploration & Production Company *                  17,018            406,049
Pogo Producing Company                                     14,106            669,330
XTO Energy, Inc.                                           57,154          1,856,362
                                                                        ------------
                                                                           5,902,818

DOMESTIC OIL - 1.33%
Forest Oil Corp. *                                         13,008            391,801
Murphy Oil Corp.                                           20,308          1,762,125
Noble Energy, Inc.                                         12,896            751,063
                                                                        ------------
                                                                           2,904,989

DRUGS & HEALTH CARE - 0.46%
Hillenbrand Industries, Inc.                               13,659            690,189
Perrigo Company                                            15,598            320,539
                                                                        ------------
                                                                           1,010,728

EDUCATIONAL SERVICES - 0.37%
Education Management Corp.                                 16,148            430,183
Laureate Education, Inc. *                                 10,080            375,177
                                                                        ------------
                                                                             805,360

ELECTRICAL EQUIPMENT - 0.48%
AMETEK, Inc.                                               15,055            456,468
Hubbell, Inc., Class B                                     13,434            602,246
                                                                        ------------
                                                                           1,058,714

ELECTRICAL UTILITIES - 3.70%
Alliant Corp.                                              24,991            621,776
Black Hills Corp. (a)                                       7,165            199,044
DPL, Inc.                                                  27,922            574,635
Duquesne Light Holdings, Inc. (a)                          16,905            303,614
Great Plains Energy, Inc. (a)                              16,392            477,827
Hawaiian Electric Industries, Inc. (a)                     17,773            471,695
IDACORP, Inc. (a)                                           8,429            244,947
Northeast Utilities                                        28,304            548,814
NSTAR (a)                                                  11,725            575,697
OGE Energy Corp.                                           19,342            487,999
Pepco Holdings, Inc.                                       40,970            815,303
PNM Resources, Inc. (a)                                    13,337            300,216
Puget Energy, Inc.                                         21,960            498,492
Quanta Services, Inc. * (a)                                25,894            156,659
Sierra Pacific Resources * (a)                             25,898            231,787
Westar Energy, Inc.                                        18,936            382,507
Wisconsin Energy Corp.                                     25,960            828,124
WPS Resources Corp.                                         8,223            369,953
                                                                        ------------
                                                                           8,089,089

ELECTRONICS - 3.87%
Amphenol Corp., Class A                                    19,600            671,496
Arrow Electronics, Inc. *                                  25,507            575,948
Avnet, Inc. *                                              26,593            455,272
Harman International Industries, Inc.                      14,577          1,570,672
Imation Corp. (a)                                           7,850            279,382
Kemet Corp. * (a)                                          19,093            154,462
L-3 Communications Holdings, Inc.                          23,600          1,581,200
Mentor Graphics Corp. * (a)                                15,832            173,598
Synopsys, Inc. *                                           34,430            545,027
Teleflex, Inc.                                              8,880            377,400
Thomas & Betts Corp.                                       13,016            349,089
Varian, Inc. *                                              7,660            290,084
Vishay Intertechnology, Inc. *                             36,661            472,927


  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT         VALUE
                                              ---------     ----------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Zebra Technologies Corp., Class A *             15,820      $  965,178
                                                            ----------
                                                             8,461,735
ENERGY - 1.21%
Energy East Corp.                               32,382         815,379
Hanover Compressor Company * (a)                17,212         231,501
MDU Resources Group, Inc.                       25,934         682,842
SCANA Corp. (a)                                 24,635         919,871
                                                            ----------
                                                             2,649,593
FINANCIAL SERVICES - 2.99%
A.G. Edwards, Inc.                              17,488         605,434
Americredit Corp. *                             34,779         726,185
Eaton Vance Corp.                               14,933         603,144
IndyMac Bancorp, Inc.                           13,519         489,388
Jeffries Group, Inc. (a)                        12,500         430,875
LaBranche & Company, Inc. (a)                   13,206         111,591
Legg Mason, Inc.                                22,236       1,184,512
Leucadia National Corp. (a)                     15,650         886,572
Moneygram International, Inc. (a)               19,547         333,863
SEI Investment Company                          22,754         766,355
Waddell & Reed Financial, Inc., Class A         18,211         400,642
                                                            ----------
                                                             6,538,561
FOOD & BEVERAGES - 3.00%
Bob Evans Farms, Inc.                            7,788         211,522
Constellation Brands, Inc., Class A *           23,677         901,147
Dean Foods Company *                            34,836       1,045,777
Hormel Foods Corp.                              30,634         820,378
PepsiAmericas, Inc.                             30,513         582,798
Sensient Technologies Corp. (a)                 10,348         223,931
Smithfield Foods, Inc. *                        24,399         609,975
The J.M. Smucker Company (a)                    12,882         572,090
Tootsie Roll Industries, Inc. (a)               11,539         337,170
Tyson Foods, Inc., Class A                      77,914       1,248,182
                                                            ----------
                                                             6,552,970
FOREST PRODUCTS - 0.23%
Rayonier, Inc.                                  10,958         495,740

FURNITURE & FIXTURES - 0.14%
Furniture Brands International, Inc. (a)        12,078         302,916

GAS & PIPELINE UTILITIES - 2.06%
AGL Resources, Inc.                             14,335         441,088
Aquila, Inc. * (a)                              52,026         162,321
Equitable Resources, Inc.                       13,652         741,440
National Fuel Gas Company (a)                   18,227         516,371
ONEOK, Inc.                                     22,745         591,825
Questar Corp.                                   18,540         849,503
Vectren Corp.                                   16,769         422,243
Western Gas Resources, Inc. (a)                 16,281         465,474
WGL Holdings, Inc.                              10,738         303,456
                                                            ----------
                                                             4,493,721

HEALTHCARE PRODUCTS - 2.95%
Beckman Coulter, Inc.                           13,530         759,303
Cytyc Corp. *                                   24,516         592,061
DENTSPLY International, Inc.                    17,771         923,026
Edwards Lifesciences Corp. *                    13,178         441,463
Henry Schein, Inc. *                             9,620         599,422
INAMED Corp.                                     7,854         374,400
Patterson Companies, Inc. * (a)                 15,096       1,155,750
STERIS Corp. *                                  15,239         334,344
Varian Medical Systems, Inc.                    29,984       1,036,547
VISX, Inc. *                                    10,923         225,014
                                                            ----------
                                                             6,441,330
HEALTHCARE SERVICES - 2.44%
Apria Healthcare Group, Inc. *                  11,030         300,567
Covance, Inc. *                                 13,825         552,585
Coventry Health Care, Inc.                      19,767       1,054,965
First Health Group Corp. * (a)                  20,234         325,565
Health Net, Inc. *                              24,714         610,930
Lincare Holdings, Inc. *                        22,059         655,373
Omnicare, Inc.                                  22,980         651,713
PacifiCare Health Systems, Inc. (a)             18,988         696,860
Renal Care Group, Inc.                          14,804         477,133
                                                            ----------
                                                             5,325,691
HOMEBUILDERS - 2.35%
D.R. Horton, Inc.                               51,478       1,704,437
Hovnanian Enterprises, Inc., Class A            13,493         541,069
Lennar Corp., Class A                           34,445       1,639,582
Ryland Group, Inc. (a)                           5,234         484,982
Toll Brothers, Inc. *                           16,493         764,121
                                                            ----------
                                                             5,134,191
HOTELS & RESTAURANTS - 2.71%
Applebee's International, Inc.                  18,118         458,023
Boyd Gaming Corp.                               19,134         538,622
Brinker International, Inc. *                   19,828         617,642
Caesars Entertainment, Inc. *                   68,370       1,141,779
CBRL Group, Inc.                                10,754         388,004
Krispy Kreme Doughnuts, Inc. * (a)              13,630         172,556
Mandalay Resort Group                           14,900       1,022,885
Outback Steakhouse, Inc.                        16,264         675,444
Ruby Tuesday, Inc.                              14,487         403,753
The Cheesecake Factory, Inc. * (a)              11,439         496,453
                                                            ----------
                                                             5,915,161
HOUSEHOLD PRODUCTS - 0.77%
Blyth Industries, Inc. (a)                       9,014         278,533
Church & Dwight, Inc.                           13,643         382,823
Energizer Holdings, Inc. *                      17,211         793,427
Tupperware Corp.                                12,924         219,449
                                                            ----------
                                                             1,674,232

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT           VALUE
                                             ---------       -----------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 1.85%
AGCO Corp. * (a)                               19,920        $   450,590
Cooper Cameron Corp. *                         12,125            664,935
Donaldson Company, Inc. (a)                    19,063            541,199
Flowserve Corp. *                              12,201            295,020
FMC Technologies, Inc. *                       14,895            497,493
Graco, Inc.                                    15,293            512,315
Grant Prideco, Inc. *                          27,089            555,054
Kennametal, Inc.                                8,049            363,412
Tecumseh Products Company, Class A (a)          4,079            170,788
                                                             -----------
                                                               4,050,806
INDUSTRIALS - 0.63%
Fastenal Company                               16,748            964,685
Harsco Corp.                                    9,081            407,737
                                                             -----------
                                                               1,372,422
INSURANCE - 5.34%
Allmerica Financial Corp. *                    11,748            315,786
American Financial Group, Inc.                 16,252            485,772
Amerus Group Company (a)                        8,633            353,953
Arthur J. Gallagher & Company (a)              20,280            671,877
Brown & Brown, Inc.                            15,209            695,051
Everest Re Group, Ltd.                         12,343            917,455
Fidelity National Financial, Inc.              38,333          1,460,487
First American Corp. (a)                       19,553            602,819
HCC Insurance Holdings, Inc.                   14,281            430,572
Horace Mann Educators Corp. (a)                 9,439            165,938
Ohio Casualty Corp. *                          13,564            283,895
Old Republic International Corp.               40,202          1,006,256
Protective Life Corp.                          15,320            602,229
Radian Group, Inc.                             20,474            946,513
Stancorp Financial Group, Inc.                  6,268            446,282
The PMI Group, Inc.                            21,204            860,458
Unitrin, Inc. (a)                              15,105            627,915
W.R. Berkley Corp.                             18,557            782,363
                                                             -----------
                                                              11,655,621
INTERNATIONAL OIL - 0.69%
Weatherford International, Ltd. *              29,465          1,503,304

INTERNET SERVICE PROVIDER - 0.13%
Avocent Corp. *                                10,871            282,972

INTERNET SOFTWARE - 0.85%
Checkfree Corp. *                              19,143            529,687
Macromedia, Inc. *                             15,319            307,605
Networks Associates, Inc. *                    34,482            693,088
Retek, Inc. *                                  12,348             56,307
RSA Security, Inc. * (a)                       14,050            271,165
                                                             -----------
                                                               1,857,852
INVESTMENT COMPANIES - 0.18%
Raymond James Financial, Inc.                  16,281            392,698

LEISURE TIME - 0.40%
Callaway Golf Company (a)                      16,603            175,494
International Speedway Corp., Class A          11,756            586,624
Six Flags, Inc. * (a)                          20,537            111,721
                                                              ----------
                                                                 873,839
MANUFACTURING - 1.24%
Carlisle Companies, Inc.                        6,881            439,902
Lancaster Colony Corp.                          7,871            331,881
Nordson Corp.                                   7,870            270,177
Pentair, Inc.                                  22,153            773,361
SPX Corp. (a)                                  16,800            594,720
York International Corp.                        9,143            288,828
                                                              ----------
                                                               2,698,869
MEDICAL-HOSPITALS - 0.87%
Community Health Systems, Inc. *               19,230            513,056
Lifepoint Hospitals, Inc. * (a)                 8,543            256,375
Triad Hospitals, Inc. *                        16,951            583,793
Universal Health Services, Inc., Class B       12,843            558,671
                                                              ----------
                                                               1,911,895
METAL & METAL PRODUCTS - 0.39%
Precision Castparts Corp.                      14,332            860,637

MOBILE HOMES - 0.15%
Thor Industries, Inc. (a)                      12,602            333,575

NEWSPAPERS - 1.10%
Lee Enterprises, Inc.                           9,970            462,010
Washington Post Company, Class B                2,112          1,943,040
                                                              ----------
                                                               2,405,050
OFFICE FURNISHINGS & SUPPLIES - 0.41%
Herman Miller, Inc. (a)                        15,728            387,695
HNI Corp.                                      12,689            502,231
                                                                 889,926
PAPER - 0.41%
Bowater, Inc.                                  12,283            469,088
P.H. Glatfelter Company                         9,674            119,861
Potlatch Corp. (a)                              6,515            304,967
                                                              ----------
                                                                 893,916
PETROLEUM SERVICES - 1.88%
ENSCO International, Inc.                      33,336          1,089,087
Pride International, Inc. *                    30,015            593,997
Smith International, Inc. *                    23,131          1,404,745
Tidewater, Inc.                                13,383            435,617
Varco International, Inc. *                    21,538            577,649
                                                              ----------
                                                               4,101,095
PHARMACEUTICALS - 1.77%
Barr Pharmaceuticals, Inc.                     23,065            955,583
Ivax Corp. *                                   55,214          1,057,348
Par Pharmaceutical Companies, Inc. * (a)        7,493            269,223
Sepracor, Inc. * (a)                           19,337            943,259

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                                ---------      ----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Valeant Pharmaceuticals International             18,541       $  447,209
Vertex Pharmaceuticals, Inc. * (a)                17,655          185,378
                                                               ----------
                                                                3,858,000
POLLUTION CONTROL - 0.67%
Republic Services, Inc.                           33,512          997,317
Stericycle, Inc. *                                 9,972          457,715
                                                               ----------
                                                                1,455,032
PUBLISHING - 0.58%
American Greetings Corp., Class A *               15,056          378,207
Media General, Inc., Class A                       5,237          293,010
Readers Digest Association, Inc., Class A         21,975          320,615
Scholastic Corp. *                                 8,742          270,041
                                                               ----------
                                                                1,261,873
RAILROADS & EQUIPMENT - 0.13%
GATX Corp.                                        10,888          290,274

REAL ESTATE - 2.27%
AMB Property Corp., REIT                          18,247          675,504
Developers Diversified Realty Corp., REIT         22,800          892,620
Highwoods Properties, Inc., REIT                  11,838          291,333
Hospitality Properties Trust, REIT                14,830          630,127
Liberty Property Trust, REIT                      18,795          748,793
Mack-California Realty Corp., REIT                13,382          592,823
New Plan Realty Trust, Inc., REIT (a)             22,570          564,250
United Dominion Realty Trust, Inc., REIT          28,232          559,840
                                                               ----------
                                                                4,955,290
RETAIL GROCERY - 0.63%
Ruddick Corp.                                     10,313          202,547
Whole Foods Market, Inc.                          13,743        1,179,012
                                                               ----------
                                                                1,381,559
RETAIL TRADE - 6.35%
99 Cents Only Stores * (a)                        15,343          218,331
Abercrombie & Fitch Company, Class A              20,871          657,437
Aeropostale, Inc.                                 12,391          324,644
American Eagle Outfitters, Inc.                   15,831          583,372
AnnTaylor Stores Corp.                            15,754          368,644
Barnes & Noble, Inc. *                            15,471          572,427
BJ's Wholesale Club, Inc. *                       15,372          420,270
Borders Group, Inc.                               16,851          417,905
CarMax, Inc. * (a)                                22,959          494,766
Chico's FAS, Inc. *                               19,735          674,937
Claire's Stores, Inc.                             21,834          546,723
Dollar Tree Stores, Inc. *                        25,061          675,394
Foot Locker, Inc.                                 34,360          814,332
Michael's Stores, Inc.                            15,065          891,999
Pacific Sunwear of California, Inc. * (a)         16,364          344,462
Payless ShoeSource, Inc. * (a)                    15,036          152,315
PETsMART, Inc.                                    32,050          909,900
Pier 1 Imports, Inc.                              19,296          348,872
Regis Corp.                                        9,770          392,949
Rent-A-Center, Inc. *                             17,462          451,567
Ross Stores, Inc.                                 32,557          763,136
Saks, Inc.                                        31,313          377,322
The Neiman Marcus Group, Inc., Class A            10,878          625,485
United Rentals, Inc. * (a)                        17,162          272,704
Urban Outfitters, Inc.                            17,762          611,013
Williams-Sonoma, Inc. *                           25,660          963,533
                                                              -----------
                                                               13,874,439
SANITARY SERVICES - 0.21%
Aqua America, Inc.                                20,530          453,918

SEMICONDUCTORS - 2.89%
Atmel Corp. *                                    104,981          380,031
Credence Systems Corp. * (a)                      21,043          151,510
Cree, Inc. * (a)                                  16,178          493,914
Cypress Semiconductor Corp. * (a)                 27,658          244,497
Fairchild Semiconductor International, Inc. *     26,350          373,379
Integrated Circuit Systems, Inc. *                16,021          344,451
Integrated Device Technology, Inc. *              23,424          223,231
International Rectifier Corp. *                   14,589          500,403
Intersil Corp., Class A                           33,225          529,274
Lam Research Corp. *                              29,580          647,210
Lattice Semiconductor Corp. *                     25,035          122,922
LTX Corp. * (a)                                   13,465           72,846
Micrel, Inc. *                                    20,202          210,303
Microchip Technology, Inc.                        45,440        1,219,610
Semtech Corp. *                                   16,409          314,561
Silicon Laboratories, Inc. * (a)                  11,435          378,384
Triquint Semiconductor, Inc. * (a)                30,307          118,197
                                                              -----------
                                                                6,324,723

SOFTWARE - 0.68%
Activision, Inc.                                  30,547          423,687
Advent Software, Inc. *                            7,329          123,347
Ascential Software Corp. *                        12,953          174,477
Keane, Inc. * (a)                                 13,638          209,480
Macrovision Corp. *                               10,908          262,664
McDATA Corp., Class A * (a)                       26,209          131,831
Transaction Systems
   Architects, Inc., Class A *                     8,270          153,698
                                                              -----------
                                                                1,479,184

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.15%
ADTRAN, Inc.                                      17,581          398,737
Advanced Fibre Communications, Inc. *             19,526          310,463
Commscope, Inc. * (a)                             11,934          257,774
Newport Corp. *                                    9,418          108,025
Plantronics, Inc.                                 10,580          457,479
Polycom, Inc. *                                   21,944          434,930
Powerwave Technologies, Inc. * (a)                23,036          141,902

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                      -------------       -------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
UTStarcom, Inc. * (a)                                        25,144       $     405,070
                                                                          -------------
                                                                              2,514,380
TELEPHONE - 0.45%
Cincinnati Bell, Inc. * (a)                                  54,132             188,921
Harris Corp.                                                 14,639             804,266
                                                                          -------------
                                                                                993,187
TIRES & RUBBER - 0.09%
Bandag, Inc. (a)                                              4,277             187,333
Tobacco - 0.12%
Universal Corp.                                               5,636             251,591

TRANSPORTATION - 1.30%
Alexander & Baldwin, Inc.                                     9,403             319,138
C. H. Robinson Worldwide, Inc.                               18,850             874,451
Expeditors International of Washington, Inc.                 23,383           1,208,901
Overseas Shipholding Group, Inc.                              8,690             431,372
                                                                          -------------
                                                                              2,833,862
TRUCKING & FREIGHT - 0.80%
CNF, Inc.                                                    11,244             460,892
J.B. Hunt Transport Services, Inc.                           17,826             662,058
Swift Transportation, Inc. * (a)                             17,647             296,822
Werner Enterprises, Inc.                                     17,493             337,790
                                                                          -------------
                                                                              1,757,562
                                                                          -------------
TOTAL COMMON STOCKS (Cost $194,571,469)                                   $ 214,056,276
                                                                          -------------
SHORT TERM INVESTMENTS - 16.89%
State Street Navigator Securities
   Lending Prime Portfolio                            $  34,009,151       $  34,009,151
UBS Finance Delaware, Inc.
   1.88% due 10/01/2004                                   1,500,000           1,500,000
United States Treasury
   zero coupon due 10/21/2004 ****                        1,400,000           1,398,878
                                                                          -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $36,908,070)                                                        $  36,908,029
                                                                          -------------
REPURCHASE AGREEMENTS - 0.05%
Repurchase Agreement with State Street                $      97,000       $      97,000
   Corp. dated 09/30/2004 at 1.55% to
   be repurchased at $97,004 on
   10/01/2004, collateralized by
   $70,000 U.S. Treasury Bonds, 8.75%
   due 08/15/2020 (valued at $102,638,
   including interest).
                                                                          -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $97,000)                                                            $      97,000
                                                                          -------------
TOTAL INVESTMENTS (MID CAP INDEX TRUST)
   (COST $231,576,538) - 114.92%                                          $ 251,061,305
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.92)%                            (32,598,125)
                                                                          -------------
TOTAL NET ASSETS - 100.00%                                                $ 218,463,180
                                                                          =============

TOTAL STOCK MARKET INDEX TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT        VALUE
                                                ---------     --------
COMMON STOCKS - 93.79%

ADVERTISING - 0.23%
aQuantive, Inc. * (a)                                917      $  8,849
DoubleClick, Inc. * (a)                            1,882        11,122
FindWhat.com * (a)                                   305         5,713
Getty Images, Inc. *                                 757        41,862
Grey Global Group, Inc. (a)                           18        17,910
Lamar Advertising Company *                        1,148        47,768
Marchex, Inc. * (a)                                  419         5,221
Monster Worldwide, Inc. *                          1,556        38,340
Omnicom Group, Inc.                                2,543       185,791
The Interpublic Group of Companies, Inc. *         5,549        58,764
ValueClick, Inc. *                                 1,102        10,403
Ventiv Health, Inc. *                                406         6,882
                                                              --------
                                                               438,625
AEROSPACE - 1.70%
AAR Corp. *                                          512         6,374
Alliant Techsystems, Inc. *                          482        29,161
Armor Holdings, Inc. *                               396        16,478
Aviall, Inc. *                                       442         9,017
BE Aerospace, Inc. *                                 716         6,516
Boeing Company                                    11,290       582,790
Curtiss Wright Corp. (a)                             288        16,482
DRS Technologies, Inc. *                             353        13,216
Ducommun, Inc. * (a)                                 210         4,693
EDO Corp.                                            256         7,104
Esterline Technologies Corp. *                       288         8,810
Fairchild Corp. Class A * (a)                        898         3,574
GenCorp, Inc. (a)                                    669         9,065
General Dynamics Corp.                             2,621       267,604
Goodrich Corp.                                     1,570        49,235
HEICO Corp., Class A                                 489         6,592
Honeywell International, Inc.                     11,530       413,466
Innovative Solutions & Support, Inc. * (a)           268         6,574
Integral Systems, Inc.                               233         4,546
Lockheed Martin Corp.                              5,991       334,178
Moog, Inc., Class A                                  371        13,467
MTC Technologies, Inc. *                             237         6,548
Northrop Grumman Corp.                             4,818       256,944
Orbital Sciences Corp., Class A * (a)                742         8,474
Raytheon Company                                   5,524       209,802
Rockwell Collins, Inc.                             2,381        88,430
Sequa Corp., Class A *                               149         7,779
Teledyne Technologies, Inc. *                        492        12,320
Textron, Inc.                                      1,837       118,064
Triumph Group, Inc. *                                243         8,221
United Defense Industries, Inc. *                    683        27,313
United Industrial Corp.                              289         9,505
United Technologies Corp.                          6,890       643,388

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                                ---------      ----------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
Woodward Governor Company                            164       $   11,068
                                                               ----------
                                                                3,216,798
AGRICULTURE - 0.20%
Alico, Inc.                                          143            6,092
Archer-Daniels-Midland Company                     8,624          146,436
Bunge, Ltd.                                        1,263           50,495
Delta & Pine Land Company                            538           14,391
Fresh Del Monte Produce, Inc. (a)                    686           17,088
Maui Land & Pineapple, Inc. * (a)                    158            5,001
Monsanto Company                                   3,553          129,400
Omega Protein Corp. * (a)                            513            3,950
Tejon Ranch Company * (a)                            205            7,718
                                                               ----------
                                                                  380,571
AIR FREIGHT - 0.00%
ExpressJet Holdings, Inc. *                          772            7,728

AIR TRAVEL - 0.13%
Airtran Holdings, Inc. * (a)                       1,154           11,494
Alaska Air Group, Inc. * (a)                         375            9,293
America West Holding Corp., Class B * (a)            604            3,262
Continental Airlines, Inc., Class B * (a)            955            8,137
Delta Air Lines, Inc. * (a)                        1,820            5,988
FLYi, Inc. * (a)                                     769            3,007
Frontier Airlines, Inc. * (a)                        585            4,493
JetBlue Airways Corp. (a)                          1,345           28,137
Mair Holdings, Inc. * (a)                            582            4,772
Mesa Air Group, Inc. * (a)                           584            2,978
Northwest Airlines Corp., Class A * (a)            1,269           10,418
SkyWest, Inc.                                        774           11,649
Southwest Airlines Company                        10,515          143,214
                                                               ----------
                                                                  246,842
ALUMINUM - 0.21%
Alcoa, Inc.                                       11,624          390,450
Century Aluminum Company *                           318            8,818
MAXXAM, Inc. * (a)                                   245            6,946
                                                               ----------
                                                                  406,214
APPAREL & TEXTILES - 0.58%
Bebe Stores, Inc. (a)                                548           11,574
Brown Shoe, Inc.                                     240            6,014
Carter's, Inc. * (a)                                 389           10,771
Cherokee, Inc. (a)                                   265            6,323
Cintas Corp.                                       2,284           96,019
Coach, Inc.                                        2,492          105,711
Columbia Sportswear Company * (a)                    522           28,449
Culp, Inc. * (a)                                     388            2,852
Deckers Outdoor Corp. * (a)                          200            6,800
DHB Industries, Inc. * (a)                           641            9,102
Ellis Perry International, Inc. * (a)                167            3,756
G & K Services, Class A                              308           12,240
Goodys Family Clothing, Inc. (a)                     541            4,555
Guess, Inc. *                                        658           11,719
Hartmarx Corp. *                                     814            6,040
Interface, Inc., Class A *                           892            7,154
Jones Apparel Group, Inc.                          1,644           58,855
Joseph A. Bank Clothiers, Inc. (a)                   195            5,398
Kellwood Company                                     342           12,466
K-Swiss, Inc., Class A (a)                           478            9,201
Liz Claiborne, Inc.                                1,386           52,280
Mohawk Industries, Inc. *                            866           68,752
Movado Group, Inc.                                   404            6,868
NIKE, Inc., Class B                                3,508          276,430
Oakley, Inc. (a)                                     949           11,293
Oshkosh B'Gosh, Inc., Class A                        289            5,838
Oxford Industries, Inc. (a)                          246            9,163
Phillips Van Heusen Corp.                            465           10,360
Polo Ralph Lauren Corp., Class A                     621           22,586
Quaker Fabric Corp.                                  480            3,120
Quiksilver, Inc. *                                   747           18,989
Reebok International, Ltd.                           751           27,577
Russell Corp.                                        473            7,965
Stage Stores, Inc. *                                 262            8,966
Stride Rite Corp. (a)                                695            7,124
The Gymboree Corp. *                                 426            6,134
Timberland Company, Class A *                        461           26,185
Unifi, Inc. *                                      1,144            2,608
Unifirst Corp.                                       173            4,948
VF Corp.                                           1,402           69,329
Warnaco Group, Inc. *                                662           14,716
Wellman, Inc. (a)                                    581            4,927
Weyco Group, Inc. (a)                                133            4,921
Wolverine World Wide, Inc.                           538           13,558
                                                               ----------
                                                                1,099,636
AUTO PARTS - 0.39%
Aftermarket Technology Corp. *                       386            4,856
American Axle & Manufacturing Holdings, Inc.         701           20,511
Arvinmeritor, Inc.                                   941           17,644
AutoZone, Inc. *                                   1,152           88,992
BorgWarner, Inc.                                     703           30,433
Collins & Aikman Corp. * (a)                       1,263            5,279
CSK Auto Corp. *                                     668            8,898
Dana Corp.                                         2,020           35,734
Delphi Corp.                                       7,567           70,297
Federal Signal Corp.                                 689           12,802
Gentex Corp.                                       1,029           36,149
Genuine Parts Company                              2,293           88,005
Johnson Controls, Inc.                             2,509          142,536
Keystone Automotive Industries, Inc. *               241            5,302
Lear Corp.                                           894           48,678

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ---------      ----------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
LKQ Corp. *                                            318       $    5,810
Modine Manufacturing Company                           504           15,175
Noble International, Ltd.                              200            3,654
O'Reilly Automotive, Inc. * (a)                        733           28,067
Pep Boys - Manny, Moe & Jack (a)                       786           11,004
R & B, Inc. * (a)                                      317            6,930
Raytech Corp. *                                      1,371            2,481
Sports Resorts International, Inc. * (a)             1,065            3,909
Standard Motor Products, Inc., Class A (a)             398            6,014
Superior Industries International, Inc. (a)            361           10,812
TBC Corp. *                                            309            6,903
Tower Automotive, Inc. * (a)                           967            2,021
Visteon Corp.                                        1,823           14,566
                                                                 ----------
                                                                    733,462
AUTO SERVICES - 0.06%
ADESA, Inc. *                                        1,172           19,256
AutoNation, Inc. *                                   3,545           60,548
Copart, Inc. *                                       1,218           23,057
Dollar Thrifty Automotive Group, Inc. *                332            8,077
Lithia Motors, Inc., Class A                           226            4,805
Midas, Inc. *                                          279            4,520
                                                                 ----------
                                                                    120,263
AUTOMOBILES - 0.45%
Dura Automotive Systems, Inc. *                        333            2,361
Ford Motor Company                                  23,585          331,369
General Motors Corp. (a)                             7,489          318,133
Marine Products Corp. (a)                              410            7,380
Monaco Coach Corp. (a)                                 401            8,682
Monro Muffler Brake, Inc.                              250            5,463
PACCAR, Inc.                                         2,342          161,879
Tenneco Automotive, Inc. *                             655            8,580
United Auto Group, Inc. (a)                            568           14,251
                                                                 ----------
                                                                    858,098
BANKING - 6.52%
1st Source Corp. (a)                                   320            8,205
ABC Bancorp. (a)                                       365            7,362
Alabama National BanCorp (a)                           202           12,094
Amcore Financial, Inc.                                 390           11,068
American National Bankshares, Inc. (a)                 410            9,967
AmSouth BanCorp.                                     4,613          112,557
Anchor BanCorp Wisconsin, Inc. (a)                     381            9,868
Associated Banc-Corp                                 1,380           44,257
Astoria Financial Corp.                              1,028           36,484
Banc Corp. (a)                                         781            5,467
Bancorpsouth, Inc.                                     926           21,289
BancTrust Financial Group, Inc. (a)                    449            8,441
Bank Granite Corp. (a)                                 298            5,784
Bank Mutual Corp.                                    1,140           13,680
Bank of America Corp.                               55,600        2,409,148
Bank of Hawaii Corp.                                   705           33,311
Bank of New York Company, Inc.                      10,317          300,947
BankAtlantic Bancorp, Inc., Class A                    792           14,509
Banknorth Group, Inc.                                2,212           77,420
BankUnited Financial Corp., Class A *                  439           12,797
Banner Corp. (a)                                       271            7,967
BB&T Corp.                                           7,240          287,356
BCSB Bankcorp, Inc.                                    420            6,930
BOK Financial Corp.                                    696           31,049
Boston Private Financial Holdings, Inc. (a)            324            8,087
Bostonfed Bancorp Inc. (a)                             177            7,588
Brookline Bancorp, Inc. (a)                            869           13,617
Bryn Mawr Bank Corp. (a)                               314            6,305
California First National Bancorp                      400            5,304
Camco Financial Corp.                                  502            7,470
Capital City Bank Group, Inc. (a)                      206            7,974
Capital Corporation of The West (a)                    157            6,751
Capitol Bancorp, Ltd. (a)                              247            7,247
Capitol Federal Financial (a)                        1,023           32,920
Cardinal Financial Corp. * (a)                         563            5,298
Cascade Financial Corp. (a)                            330            5,511
Cathay Bancorp, Inc. (a)                               652           24,248
Cavalry BanCorp, Inc. (a)                              397            6,789
Center Bancorp, Inc. (a)                               353            4,222
Central Coast Bancorp (a)                              367            7,487
Central Pacific Financial Corp.                        234            6,440
Century Bancorp, Inc. (a)                              201            6,382
CFS Bancorp, Inc. (a)                                  599            8,326
Charter Financial Corp. (a)                            323           10,959
Chemical Financial Corp.                               333           12,161
Chittenden Corp.                                       588           16,023
Citizens Banking Corp. (a)                             573           18,663
City Bank Lynwood Washington (a)                       200            6,996
City National Corp.                                    607           39,425
Coastal Financial Corp. (a)                            415            5,997
CoBiz, Inc. (a)                                        480            7,934
Colonial Bancgroup, Inc.                             1,644           33,620
Columbia Banking System, Inc.                          315            7,494
Comerica, Inc.                                       2,281          135,377
Commerce Bancorp, Inc. (a)                             987           54,482
Commerce Bancshares, Inc.                              834           40,107
Commercial Bankshares, Inc.                            334           10,150
Commercial Federal Corp.                               583           15,729
Community Banks, Inc. (a)                              202            5,856
Community First Bankshares, Inc.                       499           15,998
Community Trust Bancorp, Inc.                          207            6,434
Compass Bancshares, Inc.                             1,547           67,790
Corus Bankshares, Inc.                                 398           17,166
Cullen Frost Bankers, Inc.                             644           29,927

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT      VALUE
                                                 ---------    --------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
CVB Financial Corp. (a)                              673      $ 14,954
Digital Insight Corp. *                              491         6,692
Dime Community Bancorp, Inc.                         619        10,399
Doral Financial Corp.                              1,399        58,017
East West Bancorp, Inc.                              630        21,162
Eastern Virginia Bankshares, Inc. (a)                236         5,487
ESB Financial Corp. (a)                              448         6,138
Exchange National Bancshares, Inc. (a)               233         6,815
Farmers Capital Bank Corp. (a)                       224         7,683
FFLC Bancorp, Inc. (a)                               300         8,100
Fidelity Bankshares, Inc.                            225         8,368
Fidelity Southern Corp.                              497         7,574
Fifth Third Bancorp                                7,504       369,347
Financial Institutions, Inc. (a)                     218         4,885
First Albany Companies, Inc. (a)                     387         3,537
First BanCorp Puerto Rico                            515        24,875
First Charter Corp. (a)                              494        11,940
First Citizens Bancshares, Inc.                      125        14,750
First Commonwealth Financial Corp. (a)             1,676        22,810
First Community Bancorp                              225         9,225
First Defiance Financial Corp.                       283         7,361
First Financial BanCorp (a)                          704        12,024
First Financial Bankshares, Inc. (a)                 192         7,711
First Financial Holdings, Inc. (a)                   228         7,127
First Horizon National Corp.                       1,587        68,812
First Indiana Corp. (a)                              317         6,372
First M&F Corp. (a)                                  216         7,204
First Merchants Corp. (a)                            277         6,828
First Midwest Bancorp, Inc.                          574        19,837
First National Bankshares of Florida, Inc.           693        17,013
First Niagara Financial Group, Inc.                1,153        15,427
First Oak Brook Bancshares, Inc., Class A (a)        216         6,661
First of Long Island Corp. (a)                       152         6,487
First Place Financial Corp. (a)                      338         6,760
First Republic Bank                                  191         8,786
First South Bancorp, Inc. (a)                        295         7,289
First United Corp. (a)                               362         7,309
Firstfed Financial Corp. *                           235        11,487
FirstMerit Corp.                                   1,071        28,173
Flag Financial Corp. (a)                             571         7,623
Flagstar Bancorp, Inc. (a)                           785        16,705
Flushing Financial Corp.                             374         7,110
FMS Financial Corp. (a)                              366         5,867
FNB Corp. of North Carolina (a)                      330         5,834
FNB. Corp. (a)                                       639        14,141
Foothill Independent Bancorp (a)                     427         9,462
Frontier Financial Corp. (a)                         209         7,378
German American Bancorp (a)                          476         8,016
Glacier Bancorp, Inc.                                307         8,952
Gold Banc Corporation, Inc. (a)                      566         7,635
Golden West Financial Corp.                        2,006       222,566
Greater Bay Bancorp (a)                              691        19,866
Greater Community Bancorp (a)                        531         7,540
Greenpoint Financial Corp.                         1,742        80,585
Hancock Holding Company                              438        13,924
Hanmi Financial Corp. (a)                            472        14,254
Harleysville National Corp. (a)                      347         8,505
Heritage Commerce Corp. * (a)                        521         8,597
Heritage Financial Corp. (a)                         390         8,034
Hibernia Corp., Class A                            1,985        52,424
HMN Financial, Inc. (a)                              236         6,547
Home Federal Bancorp (a)                             372         9,523
Hudson City Bancorp, Inc.                          2,511        89,743
Hudson River Bancorp, Inc.                           421         7,991
Hudson United Bancorp                                542        19,973
Huntington Bancshares, Inc.                        2,928        72,936
Independence Community Bank Corp.                  1,083        42,291
Independent Bank Corp. - MA                          231         7,140
Independent Bank Corp. - MI (a)                      289         7,803
Integra Bank Corp. (a)                               351         7,617
Interchange Financial Services Corp. (a)             257         6,160
Investors Financial Services Corp. (a)               874        39,444
Irwin Financial Corp. (a)                            383         9,889
Jefferson Bancshares, Inc.                           536         7,054
KeyCorp                                            5,503       173,895
KNBT Bancorp, Inc. (a)                               429         7,224
LSB Bancshares, Inc. (a)                             432         7,206
M&T Bank Corp.                                     1,549       148,239
MAF Bancorp, Inc.                                    381        16,433
Main Street Banks, Inc. (a)                          286         8,752
Marshall & Ilsley Corp.                            2,993       120,618
MB Financial, Inc.                                   365        14,469
Mercantile Bankshares Corp.                          984        47,193
Merchants Bancshares, Inc.                           268         7,705
Mid-State Bancshares (a)                             310         7,976
Midwest Banc Holdings, Inc. (a)                      258         4,959
Mutualfirst Financial, Inc. (a)                      351         8,424
Nara Bancorp, Inc.                                   396         7,979
NASB Financial, Inc.                                 172         6,780
National City Corp.                                8,754       338,079
National Commerce Financial Corp.                  2,714        92,846
National Penn Bancshares, Inc. (a)                   374        11,957
Netbank, Inc. (a)                                    714         7,147
New York Community Bancorp, Inc.                   3,598        73,903
Newalliance Bancshares, Inc.                       1,581        22,687
Newmil Bancorp, Inc. (a)                             243         7,156
North Fork Bancorp., Inc. (a)                      2,167        96,323
Northern States Financial Corp. (a)                  346         9,633

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT          VALUE
                                             ---------      --------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Northern Trust Corp.                           2,896     $   118,157
Northrim Bancorp, Inc.                           297           6,489
Northwest Bancorp, Inc. (a)                      705          15,982
Ohio Valley Banc Corp.                           273           8,532
Old National Bancorp (a)                         856          21,263
Oriental Financial Group, Inc. (a)               309           8,362
PAB Bankshares, Inc. (a)                         466           5,965
Pacific Capital Bancorp                          587          17,363
Pamrapo Bancorp, Inc.                            313           7,151
Park National Corp. (a)                          150          19,085
Parkvale Financial Corp. (a)                     310           8,370
Partners Trust Financial Group, Inc.             647           6,703
Peapack Gladstone Financial Corp. (a)            209           6,343
Pennrock Financial Services Corp. (a)            211           5,857
Peoples Bancorp                                  352           7,916
People's Bank Corp.                            1,264          45,163
Peoples Financial Corp.                          446           7,827
PFF Bancorp, Inc.                                206           7,884
Popular, Inc.                                  3,368          88,578
Princeton National Bancorp, Inc.                 376          11,017
PrivateBankcorp, Inc. (a)                        284           7,657
Prosperity Bancshares, Inc. (a)                  300           8,016
Provident Bancorp, Inc. (a)                      669           7,854
Provident Bankshares Corp.                       469          15,735
Provident Finacial Services                      436           7,521
R & G Financial Corp., Class B                   414          16,001
Rainier Pacific Financial Group, Inc.            372           6,633
Redwood Empire Bancorp (a)                       348           9,876
Regions Financial Corp. *                      5,966         197,236
Republic Bancorp, Inc., Class A                  326           7,563
Republic Bancorp, Inc.                           940          14,476
Riggs National Corp.                             414           9,191
Riverview Bancorp, Inc. (a)                      453           9,676
S & T Bancorp, Inc. (a)                          379          13,534
S.Y. Bancorp, Inc.                               284           6,410
Sandy Spring Bancorp, Inc. (a)                   187           6,115
Santander Bancorp                                648          16,200
Savannah Bancorp, Inc.                           299           8,282
Security Bank Corp. (a)                          202           7,070
Shore Bancshares, Inc. (a)                       183           5,318
Silicon Valley Bancshares *                      484          17,990
Simmons First National Corp., Class A (a)        252           6,446
Sky Financial Group, Inc.                      1,193          29,825
South Financial Group, Inc. (a)                1,234          34,799
Southtrust Corp.                               4,360         181,638
Southwest BanCorp of Texas, Inc.                 850          17,119
Southwest Bancorp, Inc. (a)                      372           8,203
Sovereign Bancorp, Inc.                        4,566          99,630
State Bancorp, Inc. (a)                          290           6,569
Sterling Bancorp (a)                             227           6,140
Sterling Bancshares, Inc.                        720           9,684
Sterling Financial Corp. (a)                     325           8,723
Sterling Financial Corp. * (a)                   438          15,435
Summit Bankshares, Inc. (a)                      246           8,180
Sun Bancorp, Inc. of New Jersey (a)              230           5,044
Sun Bancorp, Inc. (a)                            379           8,732
SunTrust Banks, Inc.                           3,725         262,277
Susquehanna Bancshares, Inc.                     711          17,491
TCF Financial Corp.                            1,772          53,674
Texas Regional Bancshares, Inc., Class A         561          17,441
TrustCo Bank Corp. (a)                         1,171          15,012
Trustmark Corp.                                  721          22,409
UCBH Holdings, Inc. (a)                          578          22,582
Umpqua Holdings Corp. (a)                        406           9,159
UnionBanCal Corp.                              1,902         112,617
United Bankshares, Inc.                          517          17,914
United Community Banks, Inc. (a)                 516          12,523
Unizan Financial Corp. (a)                       319           8,808
US Bancorp                                    25,731         743,626
Valley National Bancorp (a)                    1,190          30,393
Virginia Commerce Bancorp, Inc. (a)              228           6,156
W Holding Company, Inc.                        1,357          25,783
Wachovia Corp.                                17,744         833,081
Washington Federal, Inc.                         982          24,697
Washington Trust Bancorp, Inc. (a)               241           6,302
Waypoint Financial Corp.                         494          13,620
Webster Financial Corp.                          663          32,746
Wells Fargo & Company                         22,613       1,348,413
Wesbanco, Inc. (a)                               256           7,444
West Coast Bancorp (a)                           311           6,478
Westamerica Bancorporation                       405          22,230
Westfield Financial, Inc. (a)                    288           6,797
WFS Financial, Inc. (a)                          552          25,696
Whitney Holding Corp.                            502          21,084
Willow Grove Bancorp, Inc. (a)                   408           6,750
Wilmington Trust Corp.                           815          29,511
Wintrust Financial Corp. (a)                     277          15,867
Yardville National Bancorp                       220           6,402
Zions BanCorp                                  1,126          68,731
                                                         -----------
                                                          12,344,591
BIOTECHNOLOGY - 1.35%
Affymetrix, Inc. * (a)                           803          24,660
Alfacell Corp. * (a)                             535           2,391
Amgen, Inc. *                                 17,667       1,001,366
Applera Corp. - Celera Genomics Group *        1,045          12,216
Applera Corp.-Applied Biosystems Group         2,757          52,025
Arena Pharmaceuticals, Inc. * (a)                624           2,689
Axonyx, Inc. * (a)                               785           4,435

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                              ---------    ----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Biogen Idec, Inc. *                             4,384      $  268,169
Bio-Rad Laboratories, Inc., Class A *             331          16,914
Bioveris Corp. *                                  448           2,782
Cell Therapeutics, Inc. * (a)                     789           5,413
Cephalon, Inc. * (a)                              742          35,542
Charles River Laboratories
   International, Inc. *                          608          27,846
Chiron Corp. *                                  2,513         111,075
Ciphergen Biosystems, Inc. * (a)                  549           2,141
Digene Corp. *                                    285           7,399
Discovery Laboratories, Inc. * (a)                684           4,583
Exelixis, Inc. *                                1,057           8,519
Genentech, Inc.                                 5,925         310,588
Genta, Inc. * (a)                               1,380           3,712
Genvec, Inc. * (a)                              1,123           2,897
Genzyme Corp. *                                 3,017         164,155
Geron Corp. * (a)                                 626           3,750
Harvard Bioscience, Inc. * (a)                    626           2,754
Human Genome Sciences, Inc. * (a)               1,794          19,573
ICOS Corp. * (a)                                  861          20,785
Integra LifeSciences Holdings Corp. * (a)         364          11,688
Intermune, Inc. * (a)                             487           5,742
Invitrogen Corp. *                                684          37,613
Kosan Biosciences, Inc. * (a)                     480           2,765
Lexicon Genetics, Inc. * (a)                      963           6,346
Martek Biosciences Corp. * (a)                    390          18,970
Medarex, Inc. * (a)                             1,143           8,435
MedImmune, Inc. *                               3,324          78,779
MGI Pharma, Inc.                                  956          25,516
Millennium Pharmaceuticals, Inc. *              4,059          55,649
Millipore Corp. *                                 653          31,246
Molecular Devices Corp. *                         257           6,057
Myriad Genetics, Inc. * (a)                       413           7,062
Nabi Biopharmaceuticals *                         824          11,025
Nektar Therapeutics * (a)                         978          14,161
Neose Technologies, Inc. * (a)                    458           3,435
Neurocrine Biosciences, Inc. *                    479          22,590
Progenics Pharmaceuticals, Inc. * (a)             303           4,439
Progress Software Corp. *                         504          10,030
Protein Design Labs, Inc. *                     1,284          25,141
Regeneration Technologies, Inc. * (a)             458           3,673
Serologicals Corp. * (a)                          351           8,189
Sirna Therapeutics, Inc. * (a)                    975           2,983
Tanox, Inc. * (a)                                 650          10,965
Telik, Inc. * (a)                                 606          13,514
Transkaryotic Therapies, Inc. * (a)               520           9,220
Trimeris, Inc. * (a)                              351           5,283
Vion Pharmaceuticals, Inc. * (a)                  937           3,945
                                                           ----------
                                                            2,562,840
BRAODCASTING - 1.25%
Acme Communications, Inc. * (a)                   524           3,118
Belo Corp., Class A                             1,490          33,585
Citadel Broadcasting Corp. *                      300           3,846
Clear Channel Communications, Inc.              8,195         255,438
Cox Communications, Inc., Class A *             7,881         261,097
Cox Radio, Inc., Class A *                        526           7,848
Crown Media Holdings, Inc., Class A * (a)       1,065           8,893
Cumulus Media, Inc., Class A *                    720          10,361
Emmis Communications Corp., Class A *             741          13,382
Entercom Communications Corp. *                   673          21,980
Entravision Communications Corp., Class A *       943           7,176
Fox Entertainment Group, Inc., Class A *        5,622         155,954
Gray Television, Inc., Common                     632           7,521
Hearst Argyle Television, Inc.                    634          15,501
Journal Communications, Inc.                      267           4,683
Liberty Media Corp., Series A                  35,971         313,667
Liberty Media Intional, Inc. *                  1,709          57,016
Mediacom Communications Corp., Class A * (a)    1,324           8,646
New Frontier Media, Inc. * (a)                    489           3,770
NTN Communications, Inc. * (a)                  1,243           3,232
Paxson Communications Corp. * (a)               1,269           1,713
Radio One, Inc., Class A *                      1,414          20,206
Regent Communications, Inc. *                     763           4,319
Saga Communications, Inc., Class A *              293           4,966
Salem Communications Corp., Class A *             244           6,178
Sinclair Broadcast Group, Inc., Class A           692           5,052
Sirius Satellite Radio, Inc. * (a)             16,624          53,197
Spanish Broadcasting System, Inc., Class A *      604           5,943
UnitedGlobalCom, Inc., Class A                  5,135          38,358
Univision Communications, Inc., Class A *       4,275         135,133
Viacom, Inc., Class B                          23,210         778,928
Westwood One, Inc. *                            1,296          25,622
World Wrestling Entertainment, Inc., Class A      385           4,705
XM Satellite Radio
   Holdings, Inc., Class A * (a)                2,447          75,906
Young Broadcasting, Inc., Class A *               336           3,652
                                                           ----------
                                                            2,360,592
BUILDING MATERIALS & CONSTRUCTION - 0.27%
American Standard Companies, Inc.               2,884         112,216
Apogee Enterprises, Inc.                          523           6,762
Dycom Industries, Inc. *                          671          19,050
Eagle Materials, Inc., Class B                    113           7,797
Eagle Materials, Inc. (a)                         249          17,754
ElkCorp                                           274           7,606
Griffon Corp. *                                   382           8,060
Hughes Supply, Inc.                               794          23,876
Lennox International, Inc.                        854          12,759
Levitt Corp., Class A *                           258           6,053
LSI Industries, Inc. (a)                          487           5,084

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                 ---------     --------
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION (CONTINUED)
Masco Corp.                                         6,012      $207,594
NCI Building Systems, Inc. *                          271         8,645
Perini Corp. *                                        406         5,790
RPM International, Inc.                             1,547        27,304
Trex Company, Inc. * (a)                              213         9,432
U.S. Concrete, Inc. *                                 603         3,726
WCI Commmunities, Inc. *                              599        13,957
                                                               --------
                                                                503,465
BUSINESS SERVICES - 2.44%
ABM Industries, Inc.                                  699        14,085
Activcard Corp. * (a)                                 705         4,329
Acxiom Corp.                                        1,147        27,230
Administaff, Inc. * (a)                               388         4,540
Advanced Marketing Services, Inc. (a)                 400         4,316
ADVO, Inc.                                            417        12,902
Affiliated Computer Services, Inc., Class A *       1,696        94,416
Alliance Data Systems Corp. *                         173         7,017
AMERCO, Inc. * (a)                                    303        11,490
AMR Corp. * (a)                                     2,193        16,075
Answerthink, Inc. *                                   766         4,098
APAC Customer Services, Inc. *                      1,684         2,812
ARAMARK Corp., Class B                              1,347        32,517
Arbitron, Inc. *                                      402        14,717
Automatic Data Processing, Inc.                     7,884       325,767
Banta Corp.                                           324        12,879
BearingPoint, Inc. *                                2,628        23,494
Black Box Corp. (a)                                   250         9,238
Bowne & Company, Inc.                                 488         6,339
Bright Horizons Family Solutions, Inc. *              179         9,718
Brinks Company                                        746        22,507
Cadence Design Systems, Inc. *                      3,491        45,523
Catalina Marketing Corp. (a)                          725        16,733
CDI Corp.                                             269         5,515
Cendant Corp.                                      13,784       297,734
Central Parking Corp. (a)                             547         7,231
Ceridian Corp. *                                    1,955        35,992
Certegy, Inc.                                         859        31,963
Charles River Associates, Inc. * (a)                  164         6,280
Charles Schwab Corp.                               18,174       167,019
ChoicePoint, Inc. *                                 1,143        48,749
Clark, Inc. *                                         296         4,008
Coinstar, Inc. * (a)                                  330         7,689
Compucom Systems, Inc. *                              980         4,488
Compucredit Corp. *                                   684        12,736
Computer Sciences Corp. *                           2,479       116,761
Convergys Corp. *                                   1,886        25,329
Corillian Corp. *                                     747         3,444
Cornell Corrections, Inc. * (a)                       292         3,621
Corporate Executive Board Company                     491        30,069
CoStar Group, Inc. *                                  243        11,953
CSG Systems International, Inc. *                     728        11,218
Deluxe Corp.                                          588        24,120
DiamondCluster International, Inc.,
   Class A * (a)                                      557         6,795
Digimarc Corp. * (a)                                  335         3,028
DST Systems, Inc. *                                 1,360        60,479
Dun & Bradstreet Corp. *                              958        56,235
eFunds Corp. *                                        688        12,790
Electro Rent Corp.                                    473         5,222
Electronic Arts, Inc.                               3,984       183,224
Electronic Data Systems Corp.                       6,426       124,600
Ennis Business Forms, Inc.                            366         7,840
Entrust Technologies, Inc. *                        1,034         2,616
Equifax, Inc.                                       1,829        48,212
Euronet Worldwide, Inc. *                             425         7,956
FactSet Research Systems, Inc. (a)                    452        21,786
Fair Isaac Corp.                                      922        26,922
First Consulting Group *                              695         3,294
First Data Corp.                                   11,869       516,301
Fluor Corp.                                         1,080        48,082
Forrester Research, Inc. *                            339         5,166
FTI Consulting, Inc. * (a)                            580        10,962
Gartner Group, Inc., Class A * (a)                  1,778        20,785
Geo Group, Inc. * (a)                                 205         4,192
Gevity HR, Inc.                                       383         5,891
Global Payments, Inc. (a)                             492        26,347
GP Strategies Corp. * (a)                             583         4,343
GSI Commerce, Inc. * (a)                              634         5,586
Harte-Hanks, Inc.                                   1,118        27,961
Healthcare Services Group, Inc. (a)                   397         7,130
Heidrick & Struggles International, Inc. * (a)        275         7,925
Hewitt Associates, Inc. *                             415        10,981
Hudson Highland Group, Inc. * (a)                     200         5,838
ICT Group, Inc. * (a)                                 302         2,238
Informatica Corp. *                                 1,204         7,043
Information Holdings, Inc. * (a)                      291         7,924
Insight Enterprises, Inc. *                           682        11,485
Integrated Alarm Services Group * (a)                 531         2,182
Intervoice Brite, Inc. * (a)                          538         5,794
Iron Mountain, Inc.                                 1,686        57,071
Jacobs Engineering Group, Inc. *                      714        27,339
John H. Harland Company (a)                           361        11,317
Kelly Services, Inc., Class A                         502        13,408
Kforce.com, Inc. *                                    596         4,994
Korn/Ferry International *                            556        10,136
Labor Ready, Inc. * (a)                               597         8,370
Lightbridge, Inc. *                                   551         2,656

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                                ---------      --------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Manpower, Inc.                                    1,148        $ 51,075
MAXIMUS, Inc. *                                     296           8,528
McGrath Rentcorp (a)                                204           7,456
Memberworks, Inc. * (a)                             167           4,382
Mobius Management Systems, Inc. *                   437           3,955
Moody's Corp.                                     1,980         145,035
MPS Group, Inc. *                                 1,469          12,354
National Processing, Inc. *                         732          19,413
Navigant Consulting Company *                       637          13,989
NCO Group, Inc. *                                   409          11,023
NCR Corp. *                                       1,253          62,136
Paxar Corp. *                                       554          12,565
Paychex, Inc.                                     5,044         152,077
PDI, Inc. *                                         217           5,857
Perot Systems Corp., Class A *                    1,519          24,395
Pitney Bowes, Inc.                                3,079         135,784
Pre-Paid Legal Services, Inc. * (a)                 241           6,189
PRG-Schultz International, Inc. * (a)             1,033           5,929
Quest Software, Inc. *                            1,269          14,111
R.H. Donnelley Corp. *                              410          20,238
R.R. Donnelley & Sons Company                     2,777          86,976
Rent-Way, Inc. *                                    503           3,446
Resource America, Inc. (a)                          344           8,115
Resources Connection, Inc. * (a)                    317          11,976
Rewards Network, Inc. *                             440           2,935
Reynolds & Reynolds Company, Class A                825          20,353
Robert Half International, Inc.                   2,291          59,039
Rollins, Inc.                                       650          15,789
Scansource, Inc. *                                  170          10,846
Seachange International, Inc. * (a)                 388           6,204
Service Master Company                            3,972          51,080
SFBC International, Inc.                            223           5,867
SITEL Corp. *                                     1,402           3,028
SM&A * (a)                                          455           3,180
Sonicwall, Inc. *                                   953           6,442
Sothebys Holdings, Inc., Class A *                  850          13,362
Source Interlink Companies *                        420           4,082
SOURCECORP, Inc. *                                  241           5,336
Spherion Corp. *                                    883           6,905
SRA International, Inc., Class A *                  206          10,621
StarTek, Inc. (a)                                   213           6,680
SunGuard Data Systems, Inc. *                     3,781          89,874
Surmodics, Inc. * (a)                               282           6,697
Syntel, Inc. (a)                                    586           9,687
Sypris Solutions, Inc. (a)                          331           4,518
TALX Corp. (a)                                      188           4,341
Teletech Holdings, Inc. *                         1,111          10,488
TETRA Technologies, Inc. *                          747           9,464
The BISYS Group, Inc. *                           1,621          23,683
The InterCept Group, Inc. *                         354           6,630
The Titan Corp. *                                 1,105          15,437
Total Systems Services, Inc. (a)                  2,631          66,406
TRC Companies, Inc. * (a)                           269           5,049
Tyler Technologies, Inc. * (a)                      636           5,622
Unisys Corp. *                                    4,446          45,883
URS Corp. *                                         468          12,486
Valassis Communications, Inc. *                     686          20,292
VERITAS Software Corp. *                          5,711         101,656
Viad Corp. *                                        284           6,739
Volt Information Sciences, Inc. *                   246           7,077
Waste Industries USA                                451           5,101
Watson Wyatt & Company Holdings                     439          11,546
West Corp. *                                        898          26,159
Wind River Systems, Inc. *                        1,139          13,896
Wireless Facilities, Inc. *                         895           6,238
Zhone Technologies, Inc.                          1,293           3,970
Zomax Optical Media, Inc. *                         941           3,021
                                                             ----------
                                                              4,609,820
CABLE AND TELEVISION - 1.23%
Cablevision Systems New York Group,
   Class A * (a)                                  2,954          59,907
Charter Communications, Inc., Class A * (a)       4,174          11,103
Comcast Corp., Class A *                         30,087         849,657
EchoStar Communications Corp., Class A *          3,258         101,389
Insight Communications Company, Inc.,
   Class A * (a)                                    780           6,864
Lin TV Corp. *                                      355           6,915
LodgeNet Entertainment Corp. *                      308           4,066
The DIRECTV Group, Inc. *                        18,542         326,154
Time Warner Telecom, Inc., Class A * (a)            818           3,926
Time Warner, Inc. *                              58,346         941,705
TiVo, Inc. * (a)                                  1,144           7,573
                                                             ----------
                                                              2,319,259
CELLULAR COMMUNICATIONS - 0.86%
Alamosa Holdings, Inc. * (a)                      1,441          11,009
AT&T Wireless Services, Inc. *                   36,305         536,588
Dobson Communications Corp., Class A * (a)        1,756           2,336
Motorola, Inc.                                   31,187         562,613
Nextel Communications, Inc., Class A *           14,243         339,553
Nextel Partners, Inc., Class A * (a)              2,468          40,919
Novatel Wireless, Inc * (a)                         409           9,612
RF Micro Devices, Inc. * (a)                      2,499          15,844
Telephone & Data Systems, Inc.                      742          62,454
UbiquiTel, Inc. *                                 1,417           5,668
US Unwired, Inc., Class A * (a)                   1,992           5,339
Western Wireless Corp., Class A *                 1,154          29,669
                                                             ----------
                                                              1,621,604

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT          VALUE
                                                ---------       --------
COMMON STOCKS (CONTINUED)

CHEMICALS - 1.38%
A. Schulman, Inc.                                    464        $ 10,227
Aceto Corp. (a)                                      300           4,320
Air Products & Chemicals, Inc.                     2,999         163,086
Airgas, Inc.                                         976          23,492
Albany Molecular Research, Inc. * (a)                467           4,483
Albemarle Corp.                                      540          18,949
American Vanguard Corp. (a)                          166           5,933
Arch Chemicals, Inc.                                 307           8,765
Ashland, Inc.                                        910          51,033
Cabot Corp.                                          812          31,319
Cabot Microelectronics Corp. * (a)                   341          12,361
Calgon Carbon Corp. (a)                              786           5,675
Cambrex Corp.                                        376           8,253
Crompton Corp.                                     1,743          16,541
Cytec Industries, Inc.                               496          24,279
Dow Chemical Company                              12,316         556,437
E.I. Du Pont De Nemours & Company                 13,327         570,396
Eastman Chemical Company                           1,028          48,881
Engelhard Corp.                                    1,635          46,352
Ferro Corp.                                          554          12,083
FMC Corp. *                                          478          23,216
Georgia Gulf Corp.                                   449          20,021
Glenayre Technologies, Inc. * (a)                  1,413           2,543
Great Lakes Chemical Corp.                           689          17,638
H.B. Fuller Company                                  400          10,960
Hawkins, Inc.                                        572           6,835
Hercules, Inc. *                                   1,496          21,318
IMC Global, Inc.                                   1,585          27,563
Kronos Worldwide, Inc. (a)                           337          13,379
Landec Corp. * (a)                                   585           4,388
Lubrizol Corp.                                       637          22,040
Lyondell Chemical Company                          2,388          53,635
MacDermid, Inc.                                      429          12,424
Material Sciences Corp. *                            400           5,396
Millennium Chemicals, Inc. * (a)                     901          19,110
Minerals Technologies, Inc.                          255          15,009
Newmarket Corp. *                                    288           6,013
Nl Industries, Inc.                                  760          13,916
Olin Corp. (a)                                       977          19,540
OM Group, Inc. *                                     407          14,880
Omnova Solutions, Inc. *                             859           5,180
Penford Corp.                                        320           5,571
Polyone Corp. *                                    1,371          10,310
PPG Industries, Inc.                               2,252         138,003
Praxair, Inc.                                      4,328         184,979
Quaker Chemical Corp.                                213           5,144
Rohm & Haas Company                                2,951         126,804
Sigma-Aldrich Corp.                                  862          49,996
Solutia, Inc. *                                    1,525             397
Techne Corp. *                                       571          21,801
Terra Industries, Inc. * (a)                       1,208          10,461
The Scotts Company, Class A *                        413          26,494
Valence Technology, Inc. * (a)                     1,278           4,396
Valhi, Inc. (a)                                    1,670          25,100
Valspar Corp.                                        635          29,642
W. R. Grace & Company * (a)                        1,467          13,863
                                                               ---------
                                                               2,610,830
COAL - 0.08%
Arch Coal, Inc.                                      714          25,340
CONSOL Energy, Inc.                                1,210          42,217
Massey Energy Company (a)                          1,032          29,856
Peabody Energy Corp.                                 817          48,611
Penn Virginia Resource Partners LP (a)               194           7,760
                                                               ---------
                                                                 153,784
COLLEGES & UNIVERSITIES - 0.14%
Apollo Group, Inc., Class A *                      2,351         172,493
Career Education Corp. *                           1,342          38,153
Corinthian Colleges, Inc.                          1,206          16,257
DeVry, Inc. * (a)                                    949          19,653
ITT Educational Services, Inc. * (a)                 616          22,207
                                                               ---------
                                                                 268,763
COMMERCIAL SERVICES - 0.01%
Cenveo, Inc. * (a)                                 1,105           3,867
Chemed Corp. (a)                                     136           7,581
Providence Service Corp. * (a)                       245           4,746
Proxymed, Inc. *                                     225           2,243
                                                               ---------
                                                                  18,437
COMPUTERS & BUSINESS EQUIPMENT - 3.23%
3Com Corp. *                                       5,225          22,050
ADE Corp. *                                          240           4,088
Advanced Digital Information Corp. *                 910           7,917
Aether Systems, Inc. * (a)                           938           3,114
Agilysys, Inc. (a)                                   516           8,922
Anteon International Corp. *                         455          16,676
Apple Computer, Inc. *                             4,949         191,774
Applied Films Corp. *                                208           3,746
Avanex Corp. * (a)                                 2,075           4,233
Benchmark Electronics, Inc.                          557          16,599
Brocade Communications Systems, Inc. * (a)         3,508          19,820
Brooks Automation, Inc. *                            626           8,858
CACI International, Inc., Class A *                  390          20,584
CDW Corp.                                          1,129          65,516
Cognizant Technology Solutions Corp., Class A      1,724          52,599
Computer Network Technology Corp. * (a)              539           2,193
Concurrent Computer Corp. * (a)                    1,416           2,379
Cray, Inc. * (a)                                   1,060           3,742
Datastream Systems, Inc. *                           507           3,280

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                           ---------     ----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Dell, Inc. *                                 34,259      $1,219,620
Diebold, Inc.                                   942          43,991
Digi International, Inc. *                      402           4,595
Dot Hill Systems Corp. *                        642           5,149
Echelon Corp. * (a)                             621           4,893
Electronics For Imaging, Inc. *                 728          11,823
EMC Corp. *                                  32,359         373,423
EMS Technologies, Inc. *                        212           3,657
Enterasys Networks, Inc. *                    3,114           4,982
Extreme Networks, Inc. * (a)                  1,695           7,543
Falconstor Software, Inc. * (a)                 763           5,684
FileNET Corp. *                                 516           9,009
Foundry Networks, Inc. *                      1,829          17,357
FSI International, Inc. *                       583           2,437
Gateway, Inc. *                               5,182          25,651
General Binding, Corp. *                        307           4,310
Gerber Scientific, Inc. *                       582           3,835
GTECH Holdings Corp.                          1,552          39,297
Helix Technology Corp.                          387           5,261
Henry, Jack & Associates, Inc.                1,197          22,468
Hewlett-Packard Company                      40,795         764,906
Hypercom Corp. * (a)                            833           6,148
Infocus Corp. *                                 637           5,835
Ingram Micro, Inc., Class A *                 2,036          32,780
Intergraph Corp. * (a)                          553          15,025
International Business Machines Corp.        23,004       1,972,363
Iomega Corp. (a)                              1,028           4,780
Ixia * (a)                                      904           8,787
Komag Inc. * (a)                                399           5,546
Kronos, Inc.                                    422          18,690
Lexar Media, Inc. * (a)                       1,091           9,153
Lexmark International, Inc. *                 1,713         143,909
Liveperson, Inc. * (a)                          898           2,936
Maxtor Corp. *                                3,322          17,274
Merge Technologies, Inc. *                      238           4,108
Micros Systems, Inc. *                          245          12,267
Mindspeed Technologies, Inc. * (a)            1,503           3,006
Mobility Electronics, Inc. * (a)                500           4,120
MTS Systems Corp.                               318           6,758
National Instruments Corp. (a)                1,046          31,662
Netscout Systems, Inc. *                        542           2,889
Network Appliance, Inc. *                     4,625         106,375
Nuance Communications, Inc. * (a)               674           2,865
Oplink Communications, Inc. *                 2,459           4,402
Overland Storage, Inc. * (a)                    279           3,903
Palmone, Inc. (a)                               692          21,065
PEC Solutions, Inc. * (a)                       441           5,169
Phoenix Technology, Ltd. * (a)                  523           2,610
Pinnacle Systems, Inc. *                        997           4,158
Plexus Corp. *                                  624           6,889
Pomeroy Computer Resources, Inc. *              323           4,089
Quantum Corp. *                               2,617           6,045
Radiant Systems, Inc. * (a)                     657           2,641
RadiSys Corp. *                                 302           4,213
Rimage Corp. *                                  297           4,158
Sandisk Corp. (a)                             2,136          62,200
SCM Microsystems, Inc. * (a)                    531           1,455
Seagate Technology, Inc. (a)                    937          12,668
SI International, Inc. *                        200           4,382
Silicon Graphics, Inc. * (a)                  3,232           4,622
Silicon Storage Technology, Inc. * (a)        1,307           8,326
Simpletech, Inc. * (a)                          881           3,224
Sonic Solutions * (a)                           309           5,043
Standard Microsystems Corp. *                   251           4,395
Storage Technology Corp. *                    1,468          37,082
Stratasys, Inc. (a)                             177           5,585
Sun Microsystems, Inc. *                     44,104         178,180
Sybase, Inc. *                                1,277          17,610
Sykes Enterprises, Inc. *                       711           3,264
Synaptics, Inc. * (a)                           363           7,318
Tech Data Corp. *                               764          29,452
Transact Technologies, Inc. (a)                 201           5,196
Transmeta Corp. * (a)                         2,505           3,156
Trident Microsystems, Inc. (a)                  393           3,958
Tripath Technology, Inc. * (a)                  851           1,447
Virage Logic Corp. * (a)                        440           5,425
Western Digital Corp. *                       2,821          24,797
Witness Systems, Inc. *                         374           6,010
Xerox Corp. *                                10,632         149,699
Xybernaut Corp. * (a)                         2,820           3,158
                                                         ----------
                                                          6,112,251
CONSTRUCTION & MINING EQUIPMENT - 0.08%
A.S.V., Inc. *                                  207           7,748
Astec Industries, Inc. * (a)                    387           7,399
Buckeye Partners, LP (a)                        463          20,377
Carbo Ceramics, Inc.                            229          16,520
Dril-Quip, Inc. *                               345           7,693
Kaman Corp., Class A (a)                        424           5,063
Layne Christensen Company * (a)                 393           5,923
Matrix Service Company (a)                      332           1,700
National Oilwell, Inc. *                      1,120          36,803
Parker Drilling Company *                     1,854           6,804
Rowan Companies, Inc. *                       1,364          36,010
                                                         ----------
                                                            152,040
CONSTRUCTION MATERIALS - 0.23%
Ameron International Corp.                      146           4,803

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                  ---------     ---------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS (CONTINUED)
Applied Industrial Technologies, Inc.                 255       $   9,114
Clarcor, Inc.                                         335          15,969
Comfort Systems USA, Inc. *                           737           4,864
EMCOR Group, Inc. * (a)                               202           7,599
Florida Rock Industries, Inc.                         578          28,316
Forest City Enterprises, Inc.                         655          36,091
Granite Construction, Inc. (a)                        575          13,743
JLG Industries, Inc. (a)                              627          10,534
Lafarge Corp. (a)                                     904          42,389
Martin Marietta Materials, Inc.                       642          29,063
Regal Beloit Corp. (a)                                342           8,273
Sherwin-Williams Company                            1,929          84,799
Simpson Manufacturing, Inc. (a)                       317          20,034
Standex International Corp.                           254           6,223
Trinity Industries, Inc. (a)                          644          20,073
Universal Forest Products, Inc. (a)                   303          10,363
USG Corp. * (a)                                       609          11,102
Vulcan Materials Company                            1,318          67,152
                                                                ---------
                                                                  430,504
CONTAINERS & GLASS - 0.22%
Ball Corp.                                          1,478          55,322
Bemis Company, Inc.                                 1,362          36,202
Greif Brothers Corp., Class A (a)                     313          13,193
Interpool, Inc. (a)                                   367           6,881
Jarden Corp. (a)                                      357          13,027
Longview Fibre Company                                798          12,170
Mobile Mini, Inc. * (a)                               234           5,803
Owens-Illinois, Inc. *                              2,033          32,528
Packaging Corp. of America                          1,407          34,429
Pactiv Corp. *                                      1,967          45,733
Sealed Air Corp. *                                  1,128          52,283
Silgan Holdings, Inc.                                 250          11,575
Smurfit-Stone Container Corp.                       3,331          64,521
Sonoco Products Company                             1,266          33,473
West Pharmaceutical Services, Inc. (a)                400           8,340
                                                                ---------
                                                                  425,480
CORRECTIONAL FACILITIES - 0.01%
Corrections Corp. of America *                        468          16,548

COSMETICS & TOILETRIES - 1.93%
Alberto Culver Company, Class B                     1,073          46,654
Avon Products, Inc.                                 5,980         261,206
Chattem, Inc. * (a)                                   300           9,675
Colgate-Palmolive Company                           6,995         316,034
Del Labs, Inc.                                        163           5,379
Elizabeth Arden, Inc. *                               370           7,792
Estee Lauder Companies, Inc., Class A               1,533          64,079
Helen Troy, Ltd. * (a)                                357           9,718
Intermediate Parfums, Inc. (a)                        277           3,781
International Flavors & Fragrances, Inc.            1,168          44,618
Kimberly-Clark Corp.                                6,491         419,254
Natures Sunshine Products, Inc. (a)                   574           8,708
Nu Skin Enterprises, Inc., Class A                    959          22,546
Playtex Products, Inc. *                            1,070           6,741
Revlon, Inc., Class A * (a)                         1,306           3,291
The Gillette Company                               13,285         554,516
The Procter & Gamble Company                       34,344       1,858,697
                                                                ---------
                                                                3,642,689
CRUDE PETROLEUM & NATURAL GAS - 1.74%
Amerada Hess Corp.                                  1,160         103,240
Apache Corp.                                        4,234         212,166
Burlington Resources, Inc.                          4,936         201,389
Cabot Oil & Gas Corp., Class A                        416          18,678
Chesapeake Energy Corp. (a)                         3,008          47,617
ChevronTexaco Corp.                                28,578       1,532,924
Cimarex Energy Company *                              554          19,357
Devon Energy Corp.                                  3,035         215,515
EOG Resources, Inc.                                 1,431          94,231
FX Energy, Inc. * (a)                                 750           6,780
Harvest Natural Resources, Inc. *                     541           8,981
Helmerich & Payne, Inc.                               662          18,993
Hydril *                                              387          16,622
Newfield Exploration Company *                        675          41,337
Occidental Petroleum Corp.                          5,111         285,858
Patina Oil & Gas Corp.                                866          25,608
Patterson-UTI Energy, Inc.                          2,176          41,496
Pioneer Natural Resources Company                   1,493          51,479
Plains Exploration & Production Company *           1,036          24,719
Pogo Producing Company                                798          37,865
Quicksilver Resources, Inc. (a)                       674          22,020
Spinnaker Exploration Company *                       435          15,242
Sunoco, Inc.                                        1,025          75,829
Swift Energy Company * (a)                            392           9,392
TEPPCO Partners, LP (a)                               860          35,776
Unit Corp. *                                          597          20,943
XTO Energy, Inc.                                    3,351         108,840
                                                                ---------
                                                                3,292,897
DOMESTIC OIL - 0.47%
Brigham Exploration Company * (a)                     615           5,781
Comstock Resources, Inc. *                            441           9,226
Delta Petroleum Corp. * (a)                           638           8,319
Denbury Resources, Inc. *                             742          18,847
Dorchester Minerals LP                                439           8,898
Double Eagle Petroleum & Mining Company * (a)         263           3,945
Encore Aquisition Company *                           414          14,283
Energy Partners, Ltd. * (a)                           468           7,619
EnergySouth, Inc. (a)                                 336           9,156
Enterprise Products Partners LP (a)                 2,783          64,510
Evergreen Resources, Inc. * (a)                       515          20,085

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT      VALUE
                                              ---------    --------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Exploration Company * (a)                         754      $  3,431
Forest Oil Corp. *                                674        20,301
Frontier Oil Corp.                                364         8,594
Holly Corp. (a)                                   436        11,118
Houston Exploration Company *                     405        24,037
KCS Energy, Inc. *                                656         9,125
Magnum Hunter Resources, Inc. *                   888        10,247
Marathon Oil Corp.                              4,514       186,338
Maverick Tube Corp. *                             577        17,777
McMoran Exploration Company * (a)                 335         4,365
Meridian Resource Corp. *                         885         7,815
Murphy Oil Corp.                                1,219       105,773
Noble Energy, Inc.                                692        40,302
Oil States International, Inc. *                  733        13,707
Range Resources Corp.                             820        14,342
Remington Oil Gas Corp. *                         361         9,476
St. Mary Land & Exploration Company               361        14,371
Stone Energy Corp. *                              315        13,784
Sunoco Logistics Partners LP                      199         7,829
Syntroleum Corp. *                                833         5,848
TETRA Technologies, Inc. *                        301         9,346
Unocal Corp.                                    3,281       141,083
Vintage Petroleum, Inc.                           908        18,224
Whiting Petroleum Corp. *                         256         7,782
Williams Clayton Energy, Inc. *                   200         4,286
World Fuel Services Corp.                         171         6,122
                                                           --------
                                                            886,092
DRUGS & HEALTH CARE - 0.36%
1 800 Contacts * (a)                              254         3,863
Abaxis, Inc. * (a)                                306         3,981
Abiomed, Inc. * (a)                               530         4,690
Accelrys, Inc.                                    426         2,778
Aksys, Ltd. * (a)                                 560         2,660
Alliance Imaging, Inc. * (a)                    1,182         8,830
ALPHARMA, Inc., Class A                           671        12,273
Antigenics, Inc. * (a)                            711         4,287
Ariad Pharmaceuticals, Inc. * (a)                 788         5,272
Arrow International, Inc.                         587        17,551
Atrix Labatories, Inc. *                          294         9,023
Beverly Enterprises, Inc. * (a)                 1,538        11,643
Biomarin Pharmaceutical, Inc. * (a)             1,049         5,444
Bone Care International, Inc. * (a)               301         7,314
Candela Corp. (a)                                 400         4,616
Cardiodynamics International Corp. *              800         3,680
Cell Genesys, Inc. * (a)                          680         6,100
Closure Medical Corp. * (a)                       216         3,076
CNS, Inc.                                         393         4,323
Columbia Laboratories, Inc. * (a)                 858         2,617
Conmed Corp. *                                    411        10,809
Corixa Corp. * (a)                                945         3,931
Curagen Corp. * (a)                               862         4,741
Curis, Inc. * (a)                                 876         3,898
CV Therapeutics, Inc. * (a)                       455         5,687
D & K Wholesale Drug, Inc.                        304         2,994
Datascope Corp.                                   204         7,609
Dendreon Corp. * (a)                              836         7,031
Depome, Inc. * (a)                                616         3,216
Diversa Corp. *                                   690         5,761
DOV Pharmaceutical, Inc. *                        277         4,748
Dyax Corp. * (a)                                  471         3,598
Enzo Biochem, Inc. * (a)                          494         7,410
Enzon Pharmaceuticals, Inc. * (a)                 636        10,144
Genencor International, Inc. *                    864        13,867
Gentiva Health Services, Inc. *                   413         6,761
Healthextras, Inc. *                              503         7,012
Hillenbrand Industries, Inc.                      820        41,435
Hollis Eden Pharmaceuticals * (a)                 323         3,479
IDX Systems Corp. *                               410        13,305
I-Flow Corp. * (a)                                339         4,909
ILEX Oncology, Inc. *                             570        14,347
Illumina, Inc. *                                  592         3,499
ImClone Systems, Inc. *                         1,009        53,326
Immucor Corp.                                     427        10,568
Immunogen, Inc. * (a)                             724         3,656
Immunomedics, Inc. *                              866         2,252
Impax Laboratories, Inc. * (a)                    802        12,319
Intuitive Surgical, Inc. *                        471        11,657
Invacare Corp. (a)                                395        18,170
Kos Pharmaceuticals, Inc. *                       504        17,947
K-V Pharmaceutical Company, Class A * (a)         667        11,939
Landauer, Inc. (a)                                157         7,368
Luminex Corp. * (a)                               510         3,636
Mannatech, Inc. (a)                               481         6,744
Matria Healthcare, Inc. * (a)                     200         5,662
Maxim Pharmaceuticals, Inc. * (a)                 518         1,383
Maxygen, Inc. *                                   572         5,657
Medical Action Inc. *                             224         3,725
Mentor Corp. (a)                                  613        20,646
Meridian Bioscience, Inc. (a)                     472         6,278
Micro Therapeutics, Inc. * (a)                  1,028         4,369
Nanogen, Inc. * (a)                               557         2,133
NDCHealth Corp.                                   497         7,977
NeoPharm, Inc. * (a)                              402         3,441
Neurogen Corp. * (a)                              443         2,862
Nutraceutical International Corp. *               267         3,762
Ocular Sciences, Inc. *                           349        16,742
Option Care, Inc.                                 362         5,600
OraSure Technologies, Inc. * (a)                  696         4,385

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                              ---------     --------
COMMON STOCKS (CONTINUED)
DRUGS & HEALTH CARE (CONTINUED)
OrthoLogic Corp. *                                616       $  4,337
Parexel International Corp. * (a)                 366          7,174
Perrigo Company                                   955         19,625
Pharmacopeia Drug Discovery, Inc. * (a)           298          1,460
Pharmos Corp. * (a)                             1,488          4,285
Praecis Pharmaceuticals, Inc. *                 1,001          2,202
Prime Hospitality Corp. *                         712          8,665
Quidel Corp. * (a)                                577          2,614
Resources Care, Inc. *                            422          5,001
Savient Pharmaceuticals, Inc. * (a)             1,204          2,769
Seattle Genetics, Inc. * (a)                      690          4,533
Sola International, Inc. *                        445          8,477
Synovis Life Technologies, Inc. * (a)             254          2,428
Theragenics Corp. * (a)                           799          2,916
Third Wave Technologies, Inc. * (a)               933          6,419
Vaxgen, Inc. * (a)                                382          5,100
Vital Signs, Inc.                                 192          6,140
Vivus, Inc. * (a)                                 977          4,397
Zila, Inc. * (a)                                  975          4,017
Zymogenetics, Inc. * (a)                          742         12,940
                                                            --------
                                                             683,915
EDUCATIONAL SERVICES - 0.05%
eCollege.com * (a)                                324          3,127
Education Management Corp.                        974         25,947
Laureate Education, Inc. *                        590         21,960
Leapfrog Enterprises, Inc., Class A * (a)         400          8,100
Learning Tree International, Inc. * (a)           342          4,822
Princeton Review, Inc. *                          545          4,087
Renaissance Learning, Inc. (a)                    437          9,470
Strayer Education, Inc.                           183         21,047
                                                            --------
                                                              98,560

ELECTRICAL EQUIPMENT - 3.01%
A.O. Smith Corp.                                  372          9,058
Aaon, Inc. * (a)                                  274          4,768
American Power Conversion Corp.                 2,656         46,188
AMETEK, Inc.                                      882         26,742
Anaren, Inc. *                                    339          4,563
Anixter International, Inc.                       497         17,440
Artesyn Technologies, Inc. * (a)                  619          6,178
Audiovox Corp., Class A * (a)                     369          6,214
AVX Corp. (a)                                   2,353         27,883
Baldor Electric Company                           456         10,789
BEI Technologies, Inc.                            256          7,014
Bel Fuse, Inc., Class A                           233          6,536
C & D Technologies, Inc.                          395          7,513
Cohu, Inc.                                        299          4,419
Cooper Industries, Ltd., Class A                1,207         71,213
Craftmade International, Inc. (a)                 224          4,422
Dupont Photomasks, Inc. * (a)                     250          4,260
Emerson Electric Company                        5,602        346,708
Encore Wire Corp. * (a)                           417          5,521
Excel Technology, Inc. *                          186          4,803
General Cable Corp. * (a)                         605          6,437
General Electric Company                      140,591      4,721,046
Genlyte Group, Inc. *                             168         10,818
Hubbell, Inc., Class B                            786         35,236
Littelfuse, Inc. *                                314         10,842
Magnetek, Inc. * (a)                              644          4,811
Methode Electronics, Inc., Class A                544          6,958
Metrologic Instruments, Inc. (a)                  343          5,437
Molex, Inc.                                     2,515         74,997
Penn Engineering & Manufacturing Corp.            328          6,107
Plug Power, Inc. * (a)                          1,095          7,019
Powell Industries, Inc. *                         237          3,993
Power-One, Inc. * (a)                           1,193          7,731
Preformed Line Products Company (a)               165          4,980
Rayovac Corp. *                                   447         11,778
Sirf Technology Holdings, Inc. * (a)              600          8,538
Symbol Technologies, Inc.                       3,124         39,487
Tektronix, Inc.                                 1,144         38,038
Ultralife Batteries, Inc. * (a)                   250          2,542
Universal Electronics, Inc. *                     408          6,846
Vicor Corp.                                       609          6,157
W.H. Brady Company, Class A                       318         15,509
Watsco, Inc.                                      316          9,489
Wesco International, Inc. *                       596         14,453
Wilson Greatbatch Technologies, Inc. *            305          5,456
                                                          ----------
                                                           5,686,937
ELECTRICAL UTILITIES - 2.16%
Allegheny Energy, Inc. * (a)                    1,736         27,707
Allete, Inc. *                                    390         12,675
Alliant Corp.                                   1,466         36,474
Ameren Corp.                                    2,396        110,575
American Electric Power Company, Inc.           5,282        168,813
Avista Corp.                                      725         13,122
Black Hills Corp.                                 432         12,001
Calpine Corp. * (a)                             5,650         16,385
CenterPoint Energy, Inc. (a)                    4,160         43,098
Central Vermont Public Service Corp.              332          6,676
CH Energy Group, Inc. (a)                         270         12,366
Cinergy Corp.                                   2,354         93,218
Cleco Corp.                                       744         12,827
CMS Energy Corp. * (a)                          2,240         21,325
Consolidated Edison, Inc.                       2,955        124,228
Constellation Energy Group, Inc.                2,207         87,927
Dominion Resources, Inc.                        4,295        280,249
DPL, Inc.                                       1,734         35,686
DTE Energy Company                              2,136         90,118

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT          VALUE
                                               ---------      ----------
COMMON STOCKS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Duke Energy Corp.                                12,135       $  277,770
Duquesne Light Holdings, Inc. (a)                 1,097           19,702
Edison International                              4,374          115,955
El Paso Electric Company *                          760           12,213
Empire District Electric Company (a)                374            7,686
Entergy Corp.                                     3,019          182,982
Exelon Corp.                                      8,786          322,358
FirstEnergy Corp.                                 4,395          180,547
FPL Group, Inc.                                   2,416          165,061
Great Plains Energy, Inc.                           947           27,605
Green Mountain Power Corp.                          290            7,554
Hawaiian Electric Industries, Inc. (a)              966           25,638
IDACORP, Inc. (a)                                   532           15,460
MGE Energy, Inc. (a)                                296            9,419
Northeast Utilities                               1,688           32,730
NRG Energy, Inc. *                                1,334           35,938
NSTAR (a)                                           674           33,093
OGE Energy Corp.                                  1,204           30,377
Otter Tail Corp. (a)                                416           10,608
Pepco Holdings, Inc.                              2,225           44,277
PG&E Corp. *                                      5,616          170,726
Pinnacle West Capital Corp.                       1,176           48,804
PNM Resources, Inc.                                 810           18,233
PPL Corp.                                         2,351          110,920
Public Service Enterprise Group, Inc.             3,092          131,719
Puget Energy, Inc.                                1,245           28,261
Quanta Services, Inc. * (a)                       1,692           10,237
Reliant Energy, Inc. *                            4,027           37,572
Sierra Pacific Resources * (a)                    1,685           15,081
TECO Energy, Inc. (a)                             2,499           33,811
Texas Genco Holdings, Inc.                          229           10,683
The AES Corp. *                                   8,434           84,256
The Southern Company                              9,822          294,464
TXU Corp.                                         4,336          207,781
UIL Holding Corp. (a)                               262           12,888
Unisource Energy Corp. (a)                          497           12,102
Unitil Corp. (a)                                    338            9,126
Westar Energy, Inc.                               1,175           23,735
Wisconsin Energy Corp.                            1,521           48,520
WPS Resources Corp.                                 466           20,965
                                                              ----------
                                                               4,092,327

ELECTRONICS - 0.75%
Adaptec, Inc. *                                   1,544           11,734
Adobe Systems, Inc.                               3,173          156,968
Agilent Technologies, Inc. *                      6,439          138,889
Amphenol Corp., Class A                           1,179           40,393
Anadigics, Inc. * (a)                               690            2,325
Analogic Corp.                                      195            8,130
Ansoft Corp. *                                      300            4,770
Arrow Electronics, Inc. *                         1,485           33,531
Artisan Components, Inc. *                          309            8,995
August Technology Corp. * (a)                       329            2,260
Avnet, Inc. *                                     1,598           27,358
Belden CDT, Inc (a)                                 771           16,808
Bell Microproducts, Inc. * (a)                      542            4,206
Bookham, Inc * (a)                                  127              826
California Micro Devices Corp. * (a)                339            2,620
Celestica, Inc.-USD *                               259            3,289
Checkpoint Systems, Inc. *                          444            6,913
CTS Corp. (a)                                       535            6,741
Cubic Corp. (a)                                     390            8,931
Daktronics, Inc. *                                  279            6,822
Digital Theater Systems, Inc. * (a)                 257            4,690
Electro Scientific Industries, Inc. * (a)           416            7,218
Engineered Support Systems, Inc.                    350           15,974
FEI Company * (a)                                   472            9,327
FLIR Systems, Inc. *                                445           26,033
Franklin Electric, Inc. (a)                         308           12,197
Harman International Industries, Inc.               876           94,389
Hutchinson Technology, Inc. * (a)                   373            9,970
Identix, Inc. * (a)                               1,352            9,004
II-VI, Inc.                                         221            7,737
Imation Corp. (a)                                   458           16,300
Integrated Silicon Solution, Inc. * (a)             500            3,635
Intermagnetics General Corp. * (a)                  360            8,334
InVision Technologies, Inc. * (a)                   238           10,708
Itron, Inc. * (a)                                   296            5,165
Jabil Circuit, Inc. *                             2,677           61,571
Keithley Instruments, Inc.                          241            4,205
Kemet Corp. * (a)                                 1,209            9,781
L-3 Communications Holdings, Inc.                 1,394           93,398
LeCroy Corp. *                                      211            3,526
Medis Technologies, Ltd. * (a)                      399            4,485
Mentor Graphics Corp. *                             910            9,978
Mercury Computer Systems, Inc. *                    327            8,803
Merix Corp. * (a)                                   328            3,398
NVE Corp. * (a)                                     100            3,305
OSI Systems, Inc. * (a)                             247            3,977
Park Electrochemical Corp.                          292            6,190
Pemstar, Inc. * (a)                               1,071            1,949
Photon Dynamics, Inc. * (a)                         244            4,953
Planar Systems Inc. * (a)                           268            3,004
Rogers Corp. *                                      230            9,773
Sanmina-SCI Corp. *                               6,979           49,202
SBS Technologies, Inc. * (a)                        284            3,465
Solectron Corp. *                                12,991           64,305
Stoneridge, Inc. *                                  361            5,090
Superconductor Technologies * (a)                   984            1,073

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT         VALUE
                                              ---------      ----------
COMMON STOCKS (CONTINUED)
ELECTRONICS (CONTINUED)
Supertex, Inc. *                                   256       $    4,974
Sycamore Networks, Inc. *                        3,814           14,417
Synopsys, Inc. *                                 2,040           32,293
Taser International, Inc. * (a)                    400           15,020
Technitrol, Inc. *                                 556           10,842
Teleflex, Inc.                                     486           20,655
Thermo Electron Corp. *                          2,168           58,579
Thomas & Betts Corp.                               784           21,027
Trimble Navigation, Ltd.                           682           21,551
TTM Technologies, Inc. *                           591            5,254
Universal Display Corp. * (a)                      455            3,831
Varian, Inc. *                                     475           17,988
Verisity, Ltd. *                                   420            2,919
Viisage Technology, Inc. * (a)                     545            3,134
Vishay Intertechnology, Inc. *                   2,132           27,503
Woodhead Industries, Inc.                          306            4,223
X-Rite, Inc.                                       419            6,105
Zebra Technologies Corp., Class A *                952           58,082
Zygo Corp. * (a)                                   332            3,363
                                                             ----------
                                                              1,420,381
ENERGY - 0.31%
Energen Corp.                                      426           21,960
Energy East Corp.                                1,913           48,170
Fuelcell Energy, Inc. * (a)                        644            6,601
Hanover Compressor Company *                     1,165           15,669
Headwaters, Inc. * (a)                             472           14,566
KFx, Inc. * (a)                                    789            6,083
MDU Resources Group, Inc.                        1,433           37,731
New Jersey Resources Corp.                         373           15,442
Progress Energy, Inc.                            3,201          135,530
Quantum Fuel Systems Technologies
   Worldwide, Inc. * (a)                           675            3,679
SCANA Corp. (a)                                  1,429           53,359
Sempra Energy                                    2,964          107,267
Southwestern Energy Company *                      491           20,617
Xcel Energy, Inc. (a)                            5,360           92,835
                                                             ----------
                                                                579,509
FEDERAL AGRICULTURE MTG. CORP. - 0.00%
Federal Agricultural Mortgage Corp.,
   Class A *                                       303            5,424

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.32%
Federal Home Loan Mortgage Corp.                 9,252          603,600

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.44%
Federal National Mortgage Association           12,989          823,503

FINANCIAL SERVICES - 6.26%
A.G. Edwards, Inc.                               1,037           35,901
Accredited Home Lenders Holding Company *          280           10,786
Ace Cash Express, Inc. * (a)                       207            5,390
Advanta Corp., Class A                             507           11,560
Affiliated Managers Group, Inc. (a)                403           21,577
Alliance Capital Management Holding, LP (a)        980           34,790
Americredit Corp. * (a)                          2,122           44,307
Ameritrade Holding Corp. *                       5,674           68,145
Asta Funding, Inc. (a)                             268            4,339
Bay View Capital Corp.                             238            3,917
Bear Stearns Companies, Inc.                     1,354          130,214
Blackrock, Inc., Class A                           244           17,932
BNP Residential Properties, Inc. (a)               818           11,190
BP Prudhoe Bay Royalty Trust (a)                   299           11,810
Capital One Financial Corp.                      3,139          231,972
Capitalsource Inc. * (a)                           312            6,970
Charter Municipal Mortgage Acceptance
   Company, SBI (a)                                640           14,074
Chicago Merchantile Exchange (a)                   442           71,295
CIT Group, Inc.                                  2,873          107,421
Citigroup, Inc.                                 69,118        3,049,486
Citizens South Banking Corp.                       545            6,846
City Holding Company                               262            8,617
Commercial Capital Bancorp, Inc. (a)               450           10,211
Countrywide Financial Corp.                      7,374          290,462
Credit Acceptance Corp. * (a)                      578           10,947
Cross Timbers Royalty Trust (a)                    243            8,063
Delphi Financial Group, Inc.                       410           16,470
Downey Financial Corp.                             341           18,741
E*TRADE Financial Corp. *                        4,920           56,186
Eaton Vance Corp.                                  889           35,907
Encore Capital Group, Inc. * (a)                   357            6,729
Federated Investors, Inc., Class B               1,391           39,560
Financial Federal Corp. *                          273           10,232
First Marblehead Corp. * (a)                       840           38,976
Fiserv, Inc. *                                   2,582           90,009
Franklin Resources, Inc.                         3,330          185,681
Friedman, Billings, Ramsey Group, Inc. (a)       1,868           35,679
Fulton Financial Corp.                           1,587           33,962
Gabelli Asset Management, Inc., Class A (a)        106            4,542
H & R Block, Inc.                                2,395          118,361
Harbor Florida Bancshares, Inc.                    392           12,191
Hugoton Royalty Trust SBI (a)                      546           15,315
IndyMac Bancorp, Inc.                              688           24,906
Instinet Group, Inc. *                             622            3,129
Interactive Data Corp. * (a)                     1,264           23,788
International Bancshares Corp.                     698           25,652
Inveresk Research Group, Inc. *                    516           19,035
Investment Technology Group, Inc. *                654           10,006
Investors Real Estate Trust, SBI (a)               702            7,027
Ipayment, Inc. *                                   246            9,879

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT          VALUE
                                                ---------      -----------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
iStar Financial, Inc.                              1,332       $    54,918
J.P. Morgan Chase & Company                       47,265         1,877,838
Janus Capital Group, Inc.                          3,170            43,144
Jeffries Group, Inc.                                 753            25,956
Knight Trading Group, Inc. *                       1,584            14,620
LaBranche & Company, Inc. (a)                        850             7,183
Legg Mason, Inc.                                   1,311            69,837
Lehman Brothers Holdings, Inc.                     3,695           294,565
Leucadia National Corp. (a)                          906            51,325
MBNA Corp.                                        17,108           431,122
Mellon Financial Corp.                             5,705           157,971
Merrill Lynch & Company, Inc.                     12,605           626,721
Metris Companies, Inc. * (a)                         904             8,841
Moneygram International, Inc.                      1,136            19,403
Morgan Stanley                                    14,528           716,230
National Financial Partners Corp.                    467            16,709
National Health Realty, Inc., REIT (a)               460             8,763
NBT Bancorp, Inc.                                    523            12,254
New Century Financial Corp. (a)                      471            28,364
Nuveen Investments, Inc., Class A                  1,295            38,332
Ocwen Financial Corp. * (a)                        1,010             9,241
Piper Jaffray Companies, Inc. *                      265            10,491
PNC Financial Services Group                       3,783           204,660
Portfolio Recovery Associates, Inc. * (a)            236             6,936
Providian Financial Corp. *                        3,895            60,528
Sanders Morris Haris Group, Inc.                     462             5,572
SEI Investment Company                             1,396            47,017
SLM Corp.                                          6,004           267,778
State Street Corp. (c)                             4,442           189,718
Stifel Financial Corp. *                             317             6,213
Student Loan Corp.                                   266            37,706
SWS Group, Inc. (a)                                  316             5,081
Synovus Financial Corp.                            3,972           103,868
T. Rowe Price Group, Inc.                          1,679            85,528
Tarragon Realty Investments, Inc. (a)                362             4,710
The Goldman Sachs Group, Inc.                      6,488           604,941
Thornburg Mortgage Asset Corp. (a)                   948            27,501
Triad Guaranty, Inc. *                               218            12,095
UMB Financial Corp. (a)                              273            13,014
United Community Financial Corp. (a)                 610             6,936
United Panam Financial Corp. * (a)                   316             5,690
Waddell & Reed Financial, Inc., Class A            1,104            24,288
Washington Mutual, Inc.                           11,769           459,933
Wesco Financial Corp. (a)                             93            32,690
Westcorp, Inc. (a)                                   683            29,041
World Acceptance Corp. *                             303             7,045
                                                               -----------
                                                                11,842,502
FOOD & BEVERAGES - 3.06%
American Italian Pasta Company, Class A (a)          247             6,459
Anheuser-Busch Companies, Inc.                    10,817           540,309
Bob Evans Farms, Inc.                                488            13,254
Bridgford Foods Corp. (a)                            610             5,063
Calavo Growers, Inc. (a)                             525             5,680
Campbell Soup Company                              5,470           143,806
Chalone Wine Group, Ltd. * (a)                       732             7,701
Chiquita Brands International, Inc. *                572             9,959
Coca-Cola Bottling Company                           147             7,941
Coca-Cola Enterprises, Inc.                        6,069           114,704
ConAgra Foods, Inc.                                7,155           183,955
Constellation Brands, Inc., Class A *              1,327            50,506
Corn Products International, Inc.                    486            22,405
Dean Foods Company *                               2,024            60,761
Del Monte Foods Company *                          2,707            28,396
Farmer Brothers Company (a)                          270             7,217
Fisher Communications, Inc. * (a)                    126             6,048
Flowers Foods, Inc.                                  636            16,441
General Mills, Inc.                                4,918           220,818
Green Medium Term Note Coffee, Inc. * (a)            232             4,877
H.J. Heinz Company                                 4,653           167,601
Hain Celestial Group, Inc. *                         499             8,822
Hershey Foods Corp.                                3,400           158,814
Hormel Foods Corp.                                 1,816            48,632
Interstate Bakeries Corp. (a)                        680             2,652
J & J Snack Foods Corp. * (a)                        138             5,917
John B. Sanfilippo & Son, Inc. * (a)                 176             4,611
Kellogg Company                                    5,440           232,070
Kraft Foods, Inc., Class A                         3,613           114,604
Lance, Inc.                                          486             7,849
M & F Worldwide Corp. *                              344             4,475
McCormick & Company, Inc.                          1,783            61,228
National Beverage Corp.                              696             5,624
Nuco2, Inc. * (a)                                    308             5,997
Peets Coffee & Tea, Inc. * (a)                       252             5,894
PepsiAmericas, Inc.                                1,908            36,443
PepsiCo, Inc.                                     22,960         1,117,004
Performance Food Group Company * (a)                 587            13,912
Pilgrims Pride Corp. (a)                             913            24,724
Ralcorp Holdings, Inc. *                             395            14,260
Robert Mondavi Corp., Class A *                      168             6,581
Sanderson Farms, Inc. (a)                            283             9,466
Sara Lee Corp.                                    10,384           237,378
Seabord Corp.                                         18            10,547
Sensient Technologies Corp. (a)                      620            13,417
Smithfield Foods, Inc. *                           1,460            36,500
Starbucks Corp. *                                  5,307           241,256
The Coca-Cola Company                             32,724         1,310,596
The J.M. Smucker Company                             746            33,130
The Pepsi Bottling Group, Inc.                     3,481            94,509

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT         VALUE
                                             ---------     ----------
COMMON STOCKS (CONTINUED)
FOOD & BEVERAGES (CONTINUED)
The Steak & Shake Company *                      407       $    6,952
Tootsie Roll Industries, Inc.                    675           19,724
Tyson Foods, Inc., Class A                     4,701           75,310
Usana Health Sciences (a)                        271            9,431
William Wrigley Jr. Company                    2,967          187,841
                                                           ----------
                                                            5,790,071

FOREST PRODUCTS - 0.13%
Caraustar Industries, Inc. *                     476            7,982
Deltic Timber Corp. (a)                          186            7,401
Rayonier, Inc.                                   646           29,225
Weyerhaeuser Company                           2,933          194,986
                                                           ----------
                                                              239,594
FUNERAL SERVICES - 0.02%
Alderwoods Group, Inc. * (a)                     600            5,898
Service Corp. International *                  4,123           25,604
Stewart Enterprises, Inc., Class A * (a)       1,549           10,765
                                                           ----------
                                                               42,267
FURNITURE & FIXTURES - 0.08%
American Woodmark Corp.                          240            8,886
Ethan Allen Interiors, Inc. (a)                  488           16,958
Furniture Brands International, Inc.             731           18,333
Kimball International, Inc., Class B             669            9,286
La-Z-Boy, Inc. (a)                               678           10,292
Leggett & Platt, Inc.                          2,530           71,093
Stanley Furniture Company, Inc.                  170            7,480
Steelcase, Inc.                                  683            9,562
                                                           ----------
                                                              151,890
GAS & PIPELINE UTILITIES - 0.55%
AGL Resources, Inc.                              802           24,678
American States Water Company (a)                297            7,395
Aquila, Inc. *                                 2,746            8,567
Atmos Energy Corp.                               647           16,298
California Water Service Group (a)               300            8,811
Chesapeake Utilities Corp. (a)                   446           11,195
Dynegy, Inc., Class A * (a)                    5,175           25,823
El Paso Corp.                                  8,456           77,711
Equitable Resources, Inc.                        710           38,560
Global Industries, Ltd. *                      1,710           10,568
Inergy LP (a)                                    296            8,093
KeySpan Corp.                                  2,040           79,968
Kinder Morgan Management LLC                     657           27,279
Kinder Morgan, Inc.                            1,633          102,585
Magellan Midstream Partners LP (a)               199           10,941
Markwest Energy Partners LP (a)                  177            7,786
Markwest Hydrocarbon, Inc.                       434            6,501
Middlesex Water Company (a)                      418            7,491
National Fuel Gas Company                        986           27,933
Nicor, Inc. (a)                                  541           19,855
NiSource, Inc.                                 3,377           70,951
Northwest Natural Gas Company                    398           12,629
NUI Corp.                                        393            5,243
ONEOK, Inc.                                    1,290           33,566
Pacific Energy Partners LP (a)                   312            8,926
Peoples Energy Corp. (a)                         410           17,089
Piedmont Natural Gas, Inc. (a)                   483           21,223
Questar Corp.                                  1,090           49,944
Semco Energy, Inc.                             1,016            5,578
Southern Union Company * (a)                     961           19,700
Southwest Gas Corp.                              502           12,023
Southwest Water Company (a)                      493            6,039
TC Pipelines, LP (a)                             286           10,562
Transmontaigne, Inc. * (a)                       827            4,813
UGI Corp.                                        670           24,964
Ultra Petroleum Corp. * (a)                      968           47,480
Valero, LP (a)                                   217           12,089
Vectren Corp.                                    944           23,770
Western Gas Resources, Inc.                      880           25,159
WGL Holdings, Inc.                               652           18,425
Williams Companies, Inc.                       6,964           84,264
                                                           ----------
                                                            1,042,475
GOLD - 0.01%
Meridian Gold, Inc. *                          1,249           20,883
Royal Gold, Inc. (a)                             354            6,047
                                                           ----------
                                                               26,930

HEALTHCARE PRODUCTS - 3.28%
Advanced Medical Optics, Inc. * (a)              407           16,105
Advanced Neuromodulation Systems, Inc. * (a)     277            8,407
Align Technology, Inc. *                         836           12,774
American Medical Systems Holdings, Inc. *        463           16,793
Arthrocare Corp. * (a)                           302            8,846
Aspect Medical Systems, Inc. *                   383            6,928
Bausch & Lomb, Inc.                              682           45,319
Baxter International, Inc.                     8,139          261,750
Beckman Coulter, Inc.                            821           46,075
Becton, Dickinson & Company                    3,353          173,350
Biolase Technology, Inc. * (a)                   363            2,962
Biomet, Inc.                                   3,405          159,626
Biosite, Inc. * (a)                              224           10,967
Boston Scientific Corp.                       10,974          435,997
Bruker BioSciences Corp. *                     1,315            4,550
C.R. Bard, Inc.                                1,306           73,959
Caliper Life Sciences, Inc. *                    605            4,253
Cardia Science, Inc. * (a)                     1,463            2,809
Coherent, Inc. * (a)                             429           11,128
Computer Programs & Systems, Inc.                216            4,333
Conceptus, Inc. * (a)                            398            3,689
CTI Molecular Imaging, Inc. *                    645            5,205

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT          VALUE
                                              ---------      ----------
COMMON STOCKS (CONTINUED)
HEALTHCARE PRODUCTS (CONTINUED)
Cyberonics, Inc. * (a)                             321       $    6,568
Cypress Biosciences, Inc. * (a)                    359            4,190
Cytyc Corp. *                                    1,477           35,670
Dade Behring Holdings, Inc. *                      560           31,202
DENTSPLY International, Inc.                     1,012           52,563
Diagnostic Products Corp.                          371           15,163
DJ Orthopedics, Inc. *                             307            5,419
Edwards Lifesciences Corp. *                       784           26,264
Encore Medical Corp. *                             705            3,511
Endocardial Solutions, Inc. * (a)                  452            5,230
EPIX Medical, Inc. *                               355            6,855
Fisher Scientific International, Inc. *          1,482           86,445
Gen-Probe, Inc.                                    669           26,673
Guidant Corp.                                    4,164          274,991
Haemonetics Corp. *                                360           11,822
Hanger Orthopedic Group, Inc. * (a)                307            1,538
Henry Schein, Inc. *                               560           34,894
Hologic, Inc. * (a)                                302            5,820
ICU Medical, Inc. * (a)                            212            5,521
IDEXX Laboratories, Inc. *                         463           23,493
INAMED Corp.                                       469           22,357
Inverness Medical Innovations, Inc. * (a)          278            5,782
Ivax Diagnostics, Inc. * (a)                       720            3,938
Johnson & Johnson                               39,633        2,232,527
Kensey Nash Corp. *                                198            5,186
Kinetic Concepts, Inc. *                           239           12,559
Kyphon, Inc. * (a)                                 545           13,505
LCA-Vision, Inc.                                   210            5,416
Lifeline Systems, Inc.                             255            6,227
Medtronic, Inc.                                 16,197          840,624
Merit Medical Systems, Inc.                        385            5,817
Owens & Minor, Inc.                                530           13,462
Patterson Companies, Inc. * (a)                    902           69,057
Polymedica Corp. (a)                               339           10,441
Priority Healthcare Corp., Class B * (a)           546           11,002
PSS World Medical, Inc. *                          989            9,930
ResMed, Inc. * (a)                                 440           20,948
Respironics, Inc. *                                447           23,888
SonoSite, Inc. * (a)                               245            6,382
St. Jude Medical, Inc. *                         2,295          172,745
STERIS Corp. *                                     914           20,053
Stryker Corp.                                    5,334          256,459
Sybron Dental Specialties, Inc. *                  526           15,617
The Cooper Companies, Inc.                         432           29,614
The Medicines Company *                            653           15,763
Thermogenesis Corp. * (a)                          823            3,950
Thoratec Corp. *                                   779            7,494
Tripath Imaging, Inc. * (a)                        609            4,982
Varian Medical Systems, Inc.                     1,818           62,848
Ventana Medical Systems, Inc. * (a)                239           12,055
Viasys Healthcare, Inc. *                          406            6,792
VISX, Inc. *                                       660           13,596
VitalWorks, Inc. *                                 956            3,566
Wright Medical Group, Inc. *                       461           11,580
Young Innovations, Inc. (a)                        164            5,412
Zimmer Holdings, Inc. *                          3,226          254,983
Zoll Medical Corp. *                               151            5,042
                                                             ----------
                                                              6,201,256
HEALTHCARE SERVICES - 1.42%
Accredo Health, Inc. *                             642           15,132
Amedisys, Inc. *                                   210            6,290
America Service Group, Inc. *                      126            5,171
American Healthways, Inc. (a)                      462           13,449
AMERIGROUP Corp. *                                 320           18,000
AMN Healthcare Services, Inc. * (a)                469            5,605
Apria Healthcare Group, Inc. *                     664           18,094
Cardinal Health, Inc.                            5,801          253,910
Cerner Corp. * (a)                                 478           20,678
CorVel Corp. *                                     189            5,610
Covance, Inc. *                                    838           33,495
Coventry Health Care, Inc.                       1,186           63,297
Cross Country Healthcare, Inc. * (a)               488            7,564
DaVita, Inc.                                     1,317           41,025
Eclipsys Corp. * (a)                               660           10,296
Express Scripts, Inc. *                          1,017           66,451
First Health Group Corp. *                       1,270           20,434
Genesis Healthcare Corp. *                         273            8,302
HCA, Inc.                                        6,334          241,642
Health Net, Inc. *                               1,502           37,129
Hooper Holmes, Inc.                              1,031            4,619
Humana, Inc. *                                   2,145           42,857
IMPAC Medical Systems, Inc. *                      229            3,057
IMS Health, Inc.                                 3,175           75,946
Kindred Healthcare, Inc.                           513           12,517
LabOne, Inc. *                                     246            7,191
Laboratory Corp. of America Holdings *           1,890           82,631
Lincare Holdings, Inc. *                         1,288           38,266
Magellan Health Services, Inc. *                   497           18,170
McKesson Corp.                                   3,857           98,932
Medco Health Solutions, Inc. *                   3,605          111,395
Medical Staffing Network Holdings, Inc. * (a)      585            3,592
MedQuist, Inc. *                                   564            7,360
National Healthcare Corp. (a)                      217            6,185
National Medical Health Card
   Systems, Inc. * (a)                             148            3,093
NeighborCare, Inc.                                 629           15,945
OCA, Inc. * (a)                                    767            3,636
Odyssey Healthcare, Inc. * (a)                     519            9,212

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT         VALUE
                                              ---------     -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Omnicare, Inc.                                  1,364       $    38,683
PacifiCare Health Systems, Inc. (a)             1,120            41,104
Pediatrix Medical Group, Inc. *                   312            17,113
Per-Se Technologies, Inc. * (a)                   463             6,352
Quest Diagnostics, Inc.                         1,372           121,038
Renal Care Group, Inc.                            970            31,263
Sierra Health Services, Inc. * (a)                381            18,261
Specialty Laboratories, Inc. *                    428             4,494
The Advisory Board Company *                      200             6,720
United Surgical Partners
   International, Inc. *                          377            12,950
UnitedHealth Group, Inc.                        9,056           667,789
US Physical Therapy, Inc. *                       312             4,240
Vistacare, Inc. * (a)                             246             3,766
Weight Watchers International, Inc. * (a)       1,423            55,241
Wellchoice, Inc. *                                231             8,623
Wellpoint Health Networks, Inc. *               2,020           212,282
                                                            -----------
                                                              2,686,097
HOLDINGS COMPANIES/CONGLOMERATES - 0.69%
Berkshire Hathaway, Inc., Class A *                15         1,299,750

HOMEBUILDERS - 0.39%
Beazer Homes USA, Inc. (a)                        169            18,064
Brookfield Homes Corp. * (a)                    1,000             1,030
Centex Corp.                                    1,635            82,502
Champion Enterprises, Inc. *                    1,003            10,321
D.R. Horton, Inc.                               3,098           102,575
Dominion Homes, Inc. * (a)                        160             3,811
Hovnanian Enterprises, Inc., Class A              810            32,481
KB Home                                           601            50,779
Lennar Corp., Class A                           2,060            98,056
Lyon William Homes * (a)                          137            12,179
M.D.C. Holdings, Inc.                             422            30,848
Meritage Corp. * (a)                              154            12,104
NVR, Inc. * (a)                                    85            46,835
Orleans Homebuilders, Inc. * (a)                  283             6,373
Palm Harbor Homes, Inc. * (a)                     368             6,201
Pulte Homes, Inc.                               1,663           102,058
Ryland Group, Inc.                                319            29,559
Schottenstein Homes, Inc. (a)                     167             7,088
Standard Pacific Corp.                            439            24,746
Toll Brothers, Inc. * (a)                         960            44,477
Walter Industries, Inc. (a)                       612             9,804
                                                            -----------
                                                                731,891
HOTELS & RESTAURANTS - 1.08%
Ameristar Casinos, Inc.                           369            11,162
Applebee's International, Inc.                  1,083            27,378
Argosy Gaming Corp. *                             391            15,327
Aztar Corp. *                                     468            12,402
BJ's Restaurants, Inc. * (a)                      376             5,967
Boca Resorts, Inc., Class A * (a)                 591            10,975
Boyd Gaming Corp.                                 880            24,772
Brinker International, Inc. *                   1,228            38,252
Caesars Entertainment, Inc. *                   4,031            67,318
California Pizza Kitchen, Inc. *                  320             6,992
CBRL Group, Inc.                                  650            23,452
CEC Entertainment, Inc.                           523            19,220
Choice Hotels, Inc.                               476            27,413
CKE Restaurants, Inc. *                           944            10,431
Darden Restaurants, Inc.                        2,169            50,581
Frischs Restaurants, Inc.                         188             4,700
Harrah's Entertainment, Inc.                    1,439            76,238
Hilton Hotels Corp.                             5,024            94,652
IHOP Corp. (a)                                    304            11,616
Jack In the Box, Inc. *                           495            15,706
Krispy Kreme Doughnuts, Inc. * (a)                837            10,597
La Quinta Corp. *                               2,506            19,547
Landry's Restaurants, Inc.                        384            10,479
Lone Star Steakhouse & Saloon, Inc.               300             7,749
Luby's Cafeterias, Inc. * (a)                     914             6,032
Mandalay Resort Group                             862            59,176
Marcus Corp.                                      474             9,229
Marriott International, Inc., Class A           3,046           158,270
McDonald's Corp.                               17,004           476,622
MGM Mirage *                                    1,881            93,392
MTR Gaming Group, Inc. *                          470             4,380
O'Charley's, Inc. *                               326             5,314
Outback Steakhouse, Inc.                          969            40,243
P.F. Chang's China Bistro, Inc. * (a)             336            16,293
Panera Bread Company, Class A * (a)               389            14,603
Papa Johns International, Inc. * (a)              268             8,222
RARE Hospitality International, Inc. *            481            12,819
Red Robin Gourmet Burgers, Inc. * (a)             246            10,743
Ruby Tuesday, Inc.                                882            24,581
Ryan's Restaurant Group, Inc. *                   643             9,542
Sonic Corp.                                       809            20,735
Starwood Hotels & Resorts Worldwide, Inc.       2,713           125,938
Station Casinos, Inc. (a)                         844            41,390
The Cheesecake Factory, Inc. * (a)                691            29,989
Triarc Companies, Inc. (a)                        892            10,231
Wendy's International, Inc.                     1,473            49,493
Wynn Resorts, Ltd. * (a)                        1,109            57,324
Yum! Brands, Inc.                               3,936           160,038
                                                             ----------
                                                              2,047,525
HOUSEHOLD APPLIANCES - 0.13%
American Real Estate Partners, LP                 626            13,221
Applica, Inc. *                                   511             2,064
Bassett Furniture Industries, Inc. (a)            345             6,514
Black & Decker Corp.                            1,014            78,524

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT       VALUE
                                           ---------     --------
COMMON STOCKS (CONTINUED)

HOUSEHOLD APPLIANCES (CONTINUED)
Consolidated Tomoka Land Company               145       $  5,043
Drew Industries, Inc. * (a)                    176          6,310
International Aluminum Corp. (a)               227          6,538
Jacuzzi Brands, Inc. *                       1,134         10,546
Libbey, Inc.                                   228          4,264
Maytag Corp. (a)                             1,037         19,050
Mestek, Inc. * (a)                             284          4,956
Technical Olympic USA, Inc. (a)                556         15,701
The Toro Company                               329         22,471
Whirlpool Corp.                                884         53,119
                                                         --------
                                                          248,321
HOUSEHOLD PRODUCTS - 0.27%
Blyth Industries, Inc.                         580         17,922
Boyds Collection, Ltd. *                     1,192          2,837
Central Garden & Pet Company *                 262          8,022
Church & Dwight, Inc.                          742         20,820
Department 56, Inc. *                          349          5,689
Energizer Holdings, Inc. *                   1,058         48,774
Fortune Brands, Inc.                         1,855        137,437
Kirklands, Inc. * (a)                          334          3,140
Lifetime Hoan Corp. (a)                        242          3,594
Martha Stewart Living Omnimedia, Inc.,
   Class A * (a)                               392          6,154
Newell Rubbermaid, Inc.                      3,496         70,060
Salton, Inc. * (a)                             356          2,243
Select Comfort Corp. * (a)                     506          9,209
The Clorox Company                           2,637        140,552
Topps, Inc. (a)                                611          5,976
Tupperware Corp.                               793         13,465
Water Pik Technology, Inc. *                   385          5,736
WD-40 Company (a)                              266          7,608
                                                         --------
                                                          509,238
INDUSTRIAL MACHINERY - 0.90%
Actuant Corp., Class A (a)                     344         14,176
AGCO Corp. *                                 1,128         25,515
Alamo Group, Inc. (a)                          367          6,867
Albany International Corp., Class A            443         13,206
Badger Meter, Inc.                             159          7,258
Briggs & Stratton Corp.                        289         23,467
Caterpillar, Inc.                            4,554        366,369
Ceradyne Inc. California (a)                   240         10,538
Circor International, Inc.                     261          5,090
Cognex Corp.                                   606         15,877
Cooper Cameron Corp. *                         687         37,675
Cummins, Inc. (a)                              570         42,117
Deere & Company                              3,279        211,659
Dionex Corp. *                                 304         16,629
Donaldson Company, Inc. (a)                  1,140         32,365
Dover Corp.                                  2,703        105,066
EnPro Industries, Inc. *                       311          7,508
Flowserve Corp. *                              722         17,458
FMC Technologies, Inc. *                       881         29,425
Gardner Denver, Inc. *                         252          6,948
Gorman Rupp Company (a)                        312          6,352
Graco, Inc.                                    903         30,251
Grant Prideco, Inc. *                        1,641         33,624
IDEX Corp.                                     594         20,172
Ingersoll-Rand Company, Class A              2,320        157,690
ITT Industries, Inc.                         1,213         97,028
Kadant, Inc. *                                 285          5,233
Kennametal, Inc.                               479         21,627
Lindsay Manufacturing Company                  234          6,278
Manitowoc, Inc. (a)                            359         12,730
Metropolitan Pro Corp.                         413          5,431
Middleby Corp. (a)                             135          7,108
NACCO Industries, Inc., Class A                 93          8,012
Pall Corp.                                   1,637         40,074
Parker-Hannifin Corp.                        1,564         92,057
Presstek, Inc. * (a)                           606          5,860
Quixote Corp.                                  212          4,087
Robbins & Myers, Inc.                          251          5,522
Rofin Sinar Technologies, Inc. *               221          6,493
Sauer-Danfoss, Inc. (a)                        632         10,795
Stewart & Stevenson Services, Inc.             463          8,181
Tecumseh Products Company, Class A             251         10,509
Tennant Company (a)                            178          7,214
Tredegar Industries, Inc.                      579         10,538
UNOVA, Inc. * (a)                              840         11,802
Valmont Industries, Inc.                       387          8,077
W.W. Grainger, Inc.                          1,178         67,912
Watts Industries, Inc., Class A                387         10,391
                                                      -----------
                                                        1,706,261
INDUSTRIALS - 0.08%
Brookfield Homes Corp.                         454         11,963
Crane Company                                  777         22,471
Fastenal Company                             1,017         58,579
GrafTech International, Ltd. *               1,320         18,414
Harsco Corp.                                   547         24,560
Intevac, Inc. * (a)                            443          2,782
Lawson Products, Inc. (a)                      171          7,006
                                                      -----------
                                                          145,775
INSURANCE - 4.47%
21st Century Insurance Group (a)             1,225         16,354
Aetna, Inc.                                  2,046        204,457
AFLAC, Inc.                                  6,819        267,373
Alfa Corp. (a)                               1,196         16,696
Alleghany Corp.                                 99         27,017
Allmerica Financial Corp. *                    723         19,434

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                 ---------      ----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Ambac Financial Group, Inc.                         1,409       $  112,650
American Financial Group, Inc.                        966           28,874
American International Group, Inc.                 34,902        2,372,987
American Medical Security Group, Inc. * (a)           210            6,718
American National Insurance Company                   316           30,586
American Physicians Capital, Inc. *                   234            7,165
Amerus Group Company (a)                              494           20,254
Anthem, Inc. * (a)                                  1,823          159,057
Aon Corp.                                           4,192          120,478
Arch Cap Group, Ltd. *                                361           14,057
Argonaut Group, Inc. * (a)                            424            7,916
Arthur J. Gallagher & Company (a)                   1,175           38,928
Assurant, Inc.                                      1,051           27,326
Baldwin & Lyons, Inc., Class B (a)                    265            6,689
Brown & Brown, Inc.                                   905           41,358
CenturyBusiness Services, Inc. *                    1,383            6,210
Ceres Group, Inc. *                                   727            3,962
Ceva, Inc. * (a)                                      430            3,397
Chubb Corp.                                         2,484          174,576
CIGNA Corp.                                         1,871          130,278
Cincinnati Financial Corp.                          2,210           91,096
Citizens, Inc. Class A (a)                            684            4,083
CNA Financial Corp. * (a)                           2,996           71,934
CNA Surety Corp. * (a)                                773            8,194
Commerce Group, Inc.                                  439           21,248
Conseco, Inc. *                                     1,879           33,183
Cotton States Life Insurance Company (a)              317            6,245
Crawford & Company, Class B                         1,088            7,290
Donegal Group, Inc., Class B (a)                      345            6,631
EMC Insurance Group, Inc. (a)                         230            4,832
Erie Indemnity Company, Class A (a)                   848           43,265
FBL Financial Group, Inc., Class A (a)                399           10,450
Fidelity National Financial, Inc.                   2,162           82,372
First Acceptance Corp. * (a)                          607            4,340
First American Corp.                                  993           30,614
FPIC Insurance Group, Inc. * (a)                      188            4,860
Fremont General Corp. (a)                           1,043           24,145
Great American Financial Resources, Inc. (a)          645            9,862
Harleysville Group, Inc. (a)                          505           10,433
Hartford Financial Services Group, Inc.             3,890          240,908
HCC Insurance Holdings, Inc.                          801           24,150
Hilb, Rogal and Hamilton Company (a)                  456           16,516
Horace Mann Educators Corp.                           671           11,796
Independence Holding Company (a)                      366            6,467
Infinity Property & Casualty Corp.                    286            8,446
Jefferson-Pilot Corp.                               1,844           91,573
Kansas City Life Insurance Company                    200            8,514
LandAmerica Financial Group, Inc.                     247           11,238
Liberty Corp.                                         280           11,127
Lincoln National Corp.                              2,357          110,779
Loews Corp.                                         2,465          144,202
Markel Corp. *                                        126           38,858
Marsh & McLennan Companies, Inc.                    7,077          323,844
MBIA, Inc.                                          1,904          110,832
Mercury General Corp.                                 717           37,922
MetLife, Inc.                                      10,089          389,940
MGIC Investment Corp.                               1,313           87,380
Midland Company (a)                                   273            7,467
National Western Life Insurance Company,
   Class A * (a)                                       38            6,190
Nationwide Financial Services, Inc., Class A          693           24,331
Navigators Group, Inc. *                              204            5,965
Nymagic, Inc.                                         228            4,991
Odyssey Re Holdings Corp. (a)                         883           19,585
Ohio Casualty Corp. *                                 853           17,853
Old Republic International Corp.                    2,377           59,496
Penn America Group, Inc.                              369            5,022
Philadelphia Consolidated Holding Corp. *             301           16,591
Phoenix Companies, Inc. (a)                         1,288           13,421
PICO Holdings, Inc. *                                 356            6,775
PMA Capital Corp., Class A (a)                      1,081            8,162
Presidential Life Corp. (a)                           530            9,105
Principal Financial Group, Inc.                     4,272          153,664
ProAssurance Corp. * (a)                              409           14,323
Progressive Corp.                                   2,905          246,199
Protective Life Corp.                                 883           34,711
Prudential Financial, Inc.                          7,182          337,841
Radian Group, Inc.                                  1,233           57,002
Reinsurance Group of America, Inc.                    788           32,466
RLI Corp. (a)                                         366           13,743
SAFECO Corp. (a)                                    1,839           83,950
Safety Insurance Group Inc. (a)                       294            6,536
Selective Insurance Group, Inc. (a)                   397           14,768
Stancorp Financial Group, Inc.                        340           24,208
State Auto Financial Corp.                            555           16,067
Stewart Information Services Corp.                    223            8,786
The Allstate Corp.                                  9,410          451,586
The PMI Group, Inc.                                 1,184           48,047
The St. Paul Travelers Companies, Inc.              8,861          292,945
Torchmark, Inc.                                     1,486           79,025
Transatlantic Holdings, Inc.                          853           46,361
U.S.I. Holdings Corp. * (a)                           595            8,122
UICI                                                  655           21,445
United Fire & Casualty Company                        148            8,485
Unitrin, Inc.                                         929           38,619
Universal American Financial Corp. * (a)              754            9,749
UNUMProvident Corp.                                 3,898           61,160
Vesta Insurance Group, Inc.                           952            4,274

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT         VALUE
                                          ---------      ----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
W.R. Berkley Corp.                           1,096       $   46,207
White Mountains Insurance Group, Ltd.          115           60,490
Zenith National Insurance Corp. (a)            279           11,804
                                                         ----------
                                                          8,451,903
INTERNATIONAL OIL - 0.71%
Anadarko Petroleum Corp.                     3,228          214,210
APCO Argentina, Inc. (a)                       228            7,579
ATP Oil & Gas Corp. * (a)                      769            9,366
Callon Petroleum Company *                     400            5,072
ConocoPhillips                               9,094          753,438
Kerr-McGee Corp.                             1,824          104,424
Nabors Industries, Ltd. *                    1,911           90,486
Noble Corp. *                                1,749           78,618
Weatherford International, Ltd. *            1,653           84,336
                                                         ----------
                                                          1,347,529
INTERNET CONTENT - 0.42%
Alloy, Inc. * (a)                              720            2,729
Ask Jeeves, Inc. * (a)                         771           25,219
Autobytel, Inc. *                              570            5,113
CMGI, Inc. *                                 5,612            6,790
CNET Networks, Inc. * (a)                    1,971           18,035
Digitas, Inc. *                                896            6,926
Harris Interactive, Inc. *                     867            5,714
InfoSpace, Inc. *                              430           20,378
Internet Cap Group, Inc. * (a)                 643            4,154
iVillage, Inc. * (a)                           866            5,196
Jupitermedia Corp. * (a)                       474            8,437
Marketwatch Common, Inc. *                     440            5,496
Navisite, Inc. * (a)                           599            1,563
NetFlix, Inc. (a)                              709           10,933
Netratings, Inc. * (a)                         554            9,878
ProQuest Company * (a)                         402           10,331
Safeguard Scientifics, Inc. * (a)            1,881            3,517
Schawk, Incorporated, Class A                  408            5,928
WebMD Corp. * (a)                            4,129           28,738
Yahoo!, Inc.                                17,807          603,835
                                                         ----------
                                                            788,910
INTERNET RETAIL - 0.67%
1-800-Flowers.com, Inc. * (a)                  516            4,283
Amazon.com, Inc. *                           5,406          220,889
Ariba, Inc. * (a)                              910            8,499
Drugstore.com, Inc. * (a)                    1,263            4,320
eBay, Inc. *                                 8,642          794,546
IAC/InterActiveCorp * (a)                    8,439          185,827
Navarre Corp. *                                419            6,071
NetIQ Corp. *                                  793            8,485
Overstock.com, Inc. * (a)                      253            9,293
Priceline.com, Inc. * (a)                      532           11,794
Redback Networks, Inc. * (a)                   816            4,260
Stamps.com, Inc. (a)                           478            6,357
                                                        -----------
                                                          1,264,624
INTERNET SERVICE PROVIDER - 0.05%
Avocent Corp. *                                626           16,295
Blue Coat Systems, Inc. * (a)                  162            2,333
C-COR.net Corp. *                              641            5,417
Covad Communications Group, Inc. * (a)       3,400            5,712
Earthlink, Inc. *                            2,143           22,073
eSPEED, Inc., Class A *                        470            4,620
HomeStore.com, Inc. * (a)                    1,704            3,936
Internap Network Services Corp. *            3,000            2,010
Neoforma, Inc. * (a)                           356            3,314
Net2Phone, Inc. * (a)                          843            2,715
Register.com, Inc. * (a)                       780            4,243
TriZetto Group, Inc. *                         746            4,349
United Online, Inc. (a)                        886            8,523
                                                        -----------
                                                             85,540
INTERNET SOFTWARE - 1.29%
Agile Software Corp. *                         751            5,955
Akamai Technologies, Inc. * (a)              1,655           23,253
Centillium Communications, Inc. *              800            1,904
Checkfree Corp. *                            1,190           32,927
Chordiant Software, Inc. *                   1,151            3,349
Cisco Systems, Inc. *                       91,955        1,664,386
Cybersource Corp. *                            551            2,661
Digital River, Inc. * (a)                      441           13,133
E.piphany, Inc. *                            1,135            4,574
eResearch Technology, Inc. (a)                 694            9,251
F5 Networks, Inc. * (a)                        472           14,377
Internet Security Systems, Inc. *              688           11,696
Interwoven, Inc.                               583            4,221
Juniper Networks, Inc. *                     5,310          125,316
Keynote Systems, Inc. *                        357            5,055
Lionbridge Technologies, Inc. *                704            6,047
Macromedia, Inc. *                             899           18,052
MatrixOne, Inc. *                              850            4,301
Netegrity, Inc. *                              578            4,341
Netopia, Inc. * (a)                            488            1,044
Networks Associates, Inc. *                  2,160           43,416
NIC, Inc. * (a)                                934            5,006
Openwave Systems, Inc.                         905            7,982
PC-Tel, Inc. *                                 393            3,246
Portal Software, Inc. * (a)                    745            2,034
RealNetworks, Inc. * (a)                     2,318           10,802
Retek, Inc. *                                  823            3,753
RSA Security, Inc. * (a)                       847           16,347
S1 Corp. *                                   1,062            8,475
Safenet, Inc. * (a)                            336            8,864
Sapient Corp. * (a)                          1,789           13,650

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT       VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Stellent, Inc. * (a)                                    476     $    3,670
Supportsoft, Inc. *                                     634          6,175
Symantec Corp.                                        4,162        228,411
TIBCO Software, Inc. *                                2,799         23,820
Tumbleweed Communications Corp. *                       733          1,854
VeriSign, Inc. *                                      3,249         64,590
Verity, Inc. *                                          551          7,097
Verso Technologies, Inc. * (a)                        2,318          2,202
Vignette Corp. * (a)                                  3,857          5,130
Vitria Technology, Inc. * (a)                           695          2,161
Watchguard Technologies, Inc. * (a)                     613          2,869
WebEx Communications, Inc. * (a)                        586         12,787
WebMethods, Inc. *                                      786          4,182
                                                                ----------
                                                                 2,444,366

INVESTMENT COMPANIES - 0.06%
Allied Capital Corp. (a)                              1,704         41,561
American Capital Strategies, Ltd. (a)                   872         27,328
MCG Capital Corp. (a)                                   543          9,426
Medallion Financial Corp.                               612          5,539
Raymond James Financial, Inc.                           960         23,155
                                                                ----------
                                                                   107,009

LEISURE TIME - 0.98%
4Kids Entertainment, Inc. * (a)                         237          4,787
Action Performance Companies, Inc. (a)                  299          3,029
Alliance Gaming Corp. * (a)                             681         10,256
Ambassadors International, Inc.                         476          6,017
AMC Entertainment, Inc. *                               552         10,565
Arctic Cat, Inc.                                        303          7,863
Atari, Inc. * (a)                                     1,875          2,944
Bally Total Fitness Holding Corp. * (a)                 677          2,464
Blockbuster, Inc., Class A (a)                          533          4,045
Brunswick Corp.                                       1,207         55,232
Callaway Golf Company (a)                             1,015         10,729
Carmike Cinemas, Inc. (a)                               197          6,936
Carnival Corp.                                        8,416        397,993
Cedar Fair, LP (a)                                      663         20,321
Churchill Downs, Inc.                                   208          8,143
Dover Motorsports, Inc.                               1,022          4,384
Escalade, Inc. (a)                                      272          3,778
Gaylord Entertainment Company * (a)                     543         16,833
Handleman Company                                       379          7,754
Hollywood Entertainment Corp. *                         836          8,251
International Game Technology                         4,629        166,413
International Speedway Corp., Class A                   691         34,481
Isle of Capri Casinos, Inc. * (a)                       448          8,678
K2, Inc. *                                              459          6,568
Lakes Gaming, Inc. (a)                                  600          6,288
Metro-Goldwyn-Mayer, Inc.                             3,303         38,216
Movie Gallery, Inc. (a)                                 462          8,099
Multimedia Games, Inc. (a)                              381          5,906
Parkervision, Inc. * (a)                                461          1,821
Penn National Gaming, Inc. *                            525         21,210
Pinnacle Entertainment, Inc. *                          552          7,618
Pixar, Inc. * (a)                                       707         55,782
Polaris Industries, Inc. (a)                            565         31,538
RC2 Corp. *                                             256          8,422
Regal Entertainment Group, Class A (a)                  653         12,472
Royal Caribbean Cruises, Ltd. (a)                     2,548        111,093
Scientific Games Corp., Class A *                       841         16,063
SCP Pool Corp.                                          714         19,092
Shuffle Master, Inc. (a)                                338         12,662
Six Flags, Inc. *                                     1,340          7,290
Speedway Motorsports, Inc.                              566         18,865
Steinway Musical Instruments, Inc. * (a)                174          4,733
Sturm Ruger & Company, Inc.                             504          4,541
The Nautilus Group, Inc. (a)                            484         10,934
The Walt Disney Company                              27,386        617,554
Vail Resorts, Inc. *                                    419          7,571
West Marine, Inc. * (a)                                 297          6,350
WMS Industries, Inc. * (a)                              414         10,636
                                                                ----------
                                                                 1,853,220

LIFE SCIENCES - 0.08%
Incyte Corp. * (a)                                    1,094         10,535
PerkinElmer, Inc.                                     1,703         29,326
Pharmaceutical Product Development, Inc. *              728         26,208
Symyx Technologies, Inc. * (a)                          452         10,644
Waters Corp. *                                        1,620         71,442
                                                                ----------
                                                                   148,155

LIQUOR - 0.06%
Adolph Coors Company, Class B                           414         28,119
Boston Beer Company, Inc. * (a)                         373          9,400
Brown Forman Corp., Class B                           1,524         69,799
Central European Distribution Corp. (a)                 247          5,518
                                                                ----------
                                                                   112,836

MANUFACTURING - 1.08%
3M Company                                           10,482        838,246
Acuity Brands, Inc.                                     599         14,238
AptarGroup, Inc.                                        459         20,182
Barnes Group, Inc.                                      309          8,488
Blout International, Inc. * (a)                         640          8,384
Carlisle Companies, Inc.                                397         25,380
Danaher Corp.                                         4,099        210,197
Eaton Corp.                                           2,022        128,215
ESCO Technologies, Inc. *                               152         10,299
Fedders Corp. (a)                                       735          3,006
Hexcel Corp. * (a)                                      773         10,683
Illinois Tool Works, Inc.                             4,109        382,836
Kaydon Corp.                                            403         11,594

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT      VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Lancaster Colony Corp.                                  425     $   17,920
Lydall, Inc. *                                          417          3,878
Mine Safety Appliances Company (a)                      513         20,889
Nordson Corp.                                           491         16,856
Pentair, Inc.                                         1,234         43,079
Raven Industries, Inc. (a)                              172          7,645
Rockwell Automation, Inc                              2,483         96,092
Roper Industries, Inc.                                  471         27,064
Shaw Group, Inc. * (a)                                  816          9,792
Snap-on, Inc.                                           737         20,312
SPX Corp.                                               992         35,117
The Stanley Works                                     1,071         45,550
Thomas Industries, Inc.                                 204          6,406
York International Corp.                                529         16,711
                                                                ----------
                                                                 2,039,059

MEDICAL-HOSPITALS - 0.22%
AmSurg Corp. (a)                                        432          9,150
Centene Corp. * (a)                                     272         11,582
Cepheid, Inc. * (a)                                     652          5,620
Community Health Systems, Inc. *                      1,301         34,711
Dynacq Healthcare, Inc. * (a)                           399          2,633
Exactech, Inc. * (a)                                    286          5,849
Health Management Associates, Inc., Class A           3,219         65,764
Laserscope * (a)                                        291          5,899
Lifepoint Hospitals, Inc. * (a)                         505         15,155
Manor Care, Inc.                                      1,201         35,982
Medcath Corp. * (a)                                     342          5,410
Microtek Med Holdings, Inc. *                           838          2,648
Microvision, Inc. * (a)                                 495          2,930
Neogen Corp. (a)                                        210          4,101
Novavax, Inc. * (a)                                     876          2,733
Possis Medical, Inc. * (a)                              273          4,275
Province Healthcare Company *                           688         14,393
Psychiatric Solutions, Inc. * (a)                       219          5,552
Rehabcare Group, Inc. *                                 229          5,274
Select Medical Corp.                                  1,390         18,668
STAAR Surgical Company * (a)                            431          1,422
Sunrise Senior Living, Inc. * (a)                       294         10,325
Tenet Healthcare Corp. *                              6,219         67,103
Triad Hospitals, Inc. *                                 984         33,889
Universal Health Services, Inc., Class B                709         30,842
VCA Antech, Inc. *                                    1,116         23,023
                                                                ----------
                                                                   424,933

METAL & METAL PRODUCTS - 0.11%
Commercial Metals Company                               418         16,603
Crown Holdings, Inc. *                                2,300         23,713
Matthews International Corp., Class A                   450         15,246
Mueller Industry, Inc.                                  478         20,530
NN, Inc.                                                424          4,855
Precision Castparts Corp.                               855         51,343
Quanex Corp. (a)                                        237         12,153
Reliance Steel & Aluminum Company                       447         17,746
Southern Peru Copper Corp. (a)                          202         10,435
Timken Company                                        1,202         29,593
Titanium Metals Corp. *                                 500         11,730
                                                                ----------
                                                                   213,947

MINING - 0.36%
Alliance Resource Partners, LP                          220         12,247
AMCOL International Corp.                               430          8,222
Brush Wellman, Inc. *                                   301          6,234
Cleveland-Cliffs, Inc. * (a)                            150         12,130
Coeur d'Alene Mines Corp. * (a)                       2,974         14,097
Freeport-McMoran Copper & Gold, Inc., Class B         2,493        100,966
Glamis Gold, Ltd. *                                   1,602         30,005
Hecla Mining Company * (a)                            1,629         12,120
Joy Global, Inc.                                        710         24,410
Lincoln Electric Holding, Inc.                          544         17,060
Natural Resource Partners LP (a)                        191          7,669
Newmont Mining Corp.                                  5,471        249,095
Oregon Steel Mills, Inc. * (a)                          420          6,985
Penn Virginia Corp.                                     224          8,868
Phelps Dodge Corp.                                    1,216        111,908
RTI International Metals, Inc. *                        385          7,457
Stillwater Mining Company * (a)                       1,262         19,561
Terex Corp. *                                           647         28,080
USEC, Inc.                                            1,302         13,502
                                                                ----------
                                                                   690,616

MOBILE HOMES - 0.03%
Coachmen Industries, Inc. (a)                           331          5,223
Fleetwood Enterprises, Inc. *                           576          8,744
Skyline Corp.                                           146          5,847
Thor Industries, Inc. (a)                               785         20,779
Winnebago Industries, Inc. (a)                          479         16,593
                                                                ----------
                                                                    57,186

NEWSPAPERS - 0.19%
Dow Jones & Company, Inc.                             1,029         41,788
E.W. Scripps Company, Class A                         2,068         98,809
Journal Register Company *                              553         10,452
Knight-Ridder, Inc.                                     991         64,861
Lee Enterprises, Inc.                                   530         24,560
Washington Post Company, Class B                        126        115,920
                                                                ----------
                                                                   356,390

OFFICE FURNISHINGS & SUPPLIES - 0.15%
Avery Dennison Corp.                                  1,451         95,447
Global Imaging Systems, Inc. *                          287          8,920
Herman Miller, Inc.                                     977         24,083
HNI Corp.                                               770         30,476

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                   ---------    ---------
COMMON STOCKS (CONTINUED)

OFFICE FURNISHINGS & SUPPLIES
(CONTINUED)
IKON Office Solutions, Inc.                           1,994     $   23,968
Imagistics International, Inc. * (a)                    230          7,728
Office Depot, Inc. *                                  4,156         62,465
The Standard Register Company                           493          5,176
United Stationers, Inc. *                               445         19,313
                                                                ----------
                                                                   277,576

PAPER - 0.41%
Boise Cascade Corp.                                   1,133         37,706
Bowater, Inc.                                           714         27,268
Buckeye Technologies, Inc. *                            584          6,512
Chesapeake Corp.                                        259          6,221
Georgia-Pacific Corp.                                 3,401        122,266
International Paper Company                           6,430        259,836
Louisiana-Pacific Corp.                               1,423         36,927
MeadWestvaco Corp.                                    2,622         83,642
P.H. Glatfelter Company                                 763          9,454
Plum Creek Timber Company, Inc.                       2,389         83,687
Pope & Talbot, Inc.                                     320          5,632
Potlatch Corp. (a)                                      398         18,630
Rock-Tenn Company, Class A                              575          9,050
Temple-Inland, Inc.                                     716         48,079
Wausau-Mosinee Paper Corp.                              817         13,603
                                                                ----------
                                                                   768,513

PETROLEUM SERVICES - 3.28%
Atwood Oceanics, Inc. *                                 251         11,933
Baker Hughes, Inc.                                    4,443        194,248
BJ Services Company                                   2,111        110,638
Cal Dive International, Inc. *                          523         18,629
Diamond Offshore Drilling, Inc. (a)                   1,754         57,864
ENSCO International, Inc.                             1,954         63,837
Exxon Mobil Corp.                                    87,791      4,242,939
GlobalSantaFe Corp.                                   2,920         89,498
Grey Wolf, Inc. *                                     2,654         12,978
Gulfmark Offshore, Inc. * (a)                           378          6,173
Halliburton Company                                   5,848        197,019
Horizon Offshore, Inc. *                                845            591
Input/Output, Inc. * (a)                                948          9,774
Key Energy Services, Inc. *                           1,692         18,697
Lone Star Technologies, Inc. *                          447         16,897
McDermott International, Inc. * (a)                   1,012         11,942
Newpark Resources, Inc. * (a)                         1,265          7,590
Oceaneering International, Inc. *                       342         12,599
Petroleum Development Corp. *                           326         14,285
Premcor, Inc. *                                         710         27,335
Pride International, Inc. *                           1,794         35,503
RPC, Inc.                                               526          9,405
Schlumberger, Ltd.                                    7,870        529,730
SEACOR SMIT, Inc. *                                     264         12,342
Smith International, Inc. *                           1,326         80,528
Superior Energy Services, Inc. *                      1,069         13,811
Tesoro Petroleum Corp. *                                888         26,223
Tidewater, Inc.                                         716         23,306
Transocean, Inc. *                                    4,254        152,208
Universal Compression Holdings, Inc. *                  436         14,855
Valero Energy Corp.                                   1,726        138,442
Varco International, Inc. *                           1,261         33,820
Veritas DGC, Inc. *                                     530         12,073
W-H Energy Services, Inc. *                             392          8,134
                                                                ----------
                                                                 6,215,846

PHARMACEUTICALS - 4.94%
aaiPharma, Inc. * (a)                                   506            784
Abbott Laboratories                                  20,896        885,155
Abgenix, Inc. *                                       1,232         12,148
Able Laboratories, Inc. * (a)                           272          5,212
Adolor Corp. * (a)                                      547          6,154
Alexion Pharmaceuticals, Inc. * (a)                     334          6,012
Alkermes, Inc. * (a)                                  1,264         14,587
Allergan, Inc.                                        1,773        128,631
American Pharmaceutical Partners, Inc. * (a)            191          5,266
AmerisourceBergen Corp.                               1,452         77,987
Amylin Pharmaceuticals, Inc. * (a)                    1,277         26,204
Andrx Corp. *                                           961         21,488
Array BioPharma, Inc. * (a)                             612          4,278
Atherogenics, Inc. * (a)                                534         17,595
Barr Pharmaceuticals, Inc.                            1,322         54,770
Bentley Pharmaceuticals, Inc. * (a)                     335          3,548
Bradley Pharmaceuticals, Inc., Class A * (a)            218          4,436
Bristol-Myers Squibb Company                         25,917        613,455
Caremark Rx, Inc. *                                   6,132        196,653
Celgene Corp. *                                       1,093         63,645
Connetics Corp. * (a)                                   515         13,915
Cubist Pharmaceuticals, Inc. * (a)                      607          5,997
Eli Lilly & Company                                  15,011        901,411
Encysive Pharmaceuticals, Inc. *                        830          7,495
Endo Pharmaceutical Holdings, Inc. *                  1,760         32,314
Eon Labs, Inc.                                        1,126         24,434
First Horizon Pharmaceutical Corp. *                    519         10,385
Forest Laboratories, Inc. *                           4,913        220,987
Gilead Sciences, Inc. *                               5,428        202,899
Guilford Pharmaceuticals, Inc. * (a)                    686          3,430
Hi-Tech Pharmacal Company, Inc. * (a)                   169          2,691
Hospira, Inc. *                                       2,079         63,617
Indevus Pharmaceuticals, Inc. * (a)                     849          6,019
Inkine Pharmaceutical, Inc. * (a)                       984          4,999
Inspire Pharmaceuticals, Inc. *                         457          7,189
Introgen Therapeutics, Inc. * (a)                       619          3,887
Isis Pharmaceuticals, Inc. * (a)                        952          4,665

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT        VALUE
                                                   ---------    ----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Ivax Corp. *                                          3,267     $   62,563
King Pharmaceuticals, Inc. *                          3,204         38,256
Ligand Pharmaceuticals, Inc., Class B * (a)           1,016         10,180
Medicis Pharmaceutical Corp., Class A                   722         28,187
Merck & Company, Inc.                                29,744        981,552
Mylan Laboratories, Inc. (a)                          3,541         63,738
Noven Pharmaceuticals, Inc. *                           330          6,877
NPS Pharmaceuticals, Inc. * (a)                         531         11,565
Nuvelo, Inc. (a)                                        519          5,128
Onyx Pharmaceuticals, Inc. * (a)                        481         20,688
Oscient Pharmaceuticals Corp. * (a)                   1,153          4,093
OSI Pharmaceuticals, Inc. *                             530         32,574
Pain Therapeutics, Inc. * (a)                           627          4,508
Par Pharmaceutical Companies, Inc. *                    448         16,097
Penwest Pharmaceuticals Company * (a)                   329          3,714
Peregrine Pharmaceuticals, Inc. * (a)                 2,617          4,213
Pfizer, Inc.                                        102,057      3,122,944
Pharmion Corp. *                                        351         18,145
Pozen, Inc. * (a)                                       541          4,728
Regeneron Pharmaceuticals, Inc. * (a)                   822          7,135
Rigel Pharmaceuticals, Inc. * (a)                       291          7,362
Salix Pharmaceuticals, Ltd. (a)                         447          9,619
Santarus, Inc. *                                        429          3,891
Schering-Plough Corp.                                19,491        371,499
SciClone Pharmaceuticals, Inc. * (a)                    848          3,019
Sepracor, Inc. * (a)                                  1,149         56,048
Supergen, Inc. * (a)                                    625          3,863
Teva Pharmaceutical Industries, Ltd., ADR               530         13,754
United Therapeutics Corp. * (a)                         300         10,479
Valeant Pharmaceuticals International (a)             1,141         27,521
Vertex Pharmaceuticals, Inc. * (a)                    1,138         11,949
Vicuron Phamaceuticals, Inc. *                          788         11,568
Watson Pharmaceuticals, Inc. *                        1,414         41,656
Wyeth                                                17,806        665,944
XOMA, Ltd. * (a)                                      1,316          3,053
                                                                ----------
                                                                 9,352,452

PHOTOGRAPHY - 0.07%
Concord Camera Corp. * (a)                              629          1,170
CPI Corp. (a)                                           289          3,829
Eastman Kodak Company                                 3,781        121,824
                                                                ----------
                                                                   126,823

PLASTICS - 0.01%
Spartech Corp.                                          439         11,019

POLLUTION CONTROL - 0.05%
CUNO, Inc. *                                            242         13,976
Duratek, Inc. *                                         314          5,586
Republic Services, Inc.                               2,016         59,996
Stericycle, Inc. *                                      515         23,638
                                                                ----------
                                                                   103,196

PUBLISHING - 0.54%
American Greetings Corp., Class A *                     830         20,850
Cadmus Communications Corp. (a)                         445          6,541
Consolidated Graphics, Inc. *                           197          8,254
Gannett Company, Inc.                                 3,568        298,856
Gemstar-TV Guide International, Inc. * (a)            5,603         31,657
Hollinger International, Inc., Class A (a)            1,190         20,575
John Wiley & Son, Class A                               783         25,017
Mcclatchy Company, Class A                              574         40,656
McGraw-Hill Companies, Inc.                           2,515        200,420
Media General, Inc., Class A                            283         15,834
Meredith Corp.                                          593         30,468
Playboy Enterprises, Inc., Class B *                    425          4,267
PRIMEDIA, Inc. *                                      3,805          8,942
Pulitzer, Inc.                                           83          4,100
Readers Digest Association, Inc., Class A             1,279         18,661
Scholastic Corp. *                                      499         15,414
The New York Times Company, Class A                   1,883         73,625
Thomas Nelson, Inc.                                     291          5,689
Tribune Company                                       4,310        177,357
Value Line, Inc.                                        155          5,735
                                                                ----------
                                                                 1,012,918

RAILROADS & EQUIPMENT - 0.38%
Burlington Northern Santa Fe Corp.                    4,910        188,102
CSX Corp.                                             2,805         93,126
Florida East Coast Indiana, Inc. (a)                    525         19,714
GATX Corp.                                              673         17,942
Genesee & Wyoming, Inc., Class A                        321          8,128
Greenbrier Company, Inc. *                              373          8,952
Kansas City Southern * (a)                              883         13,395
Norfolk Southern Corp.                                5,199        154,618
PAM Transportation Services, Inc. *                     271          5,192
Union Pacific Corp.                                   3,401        199,299
Wabtec Corp.                                            675         12,616
                                                                ----------
                                                                   721,084

REAL ESTATE - 1.78%
Acadia Realty Trust, REIT                               659          9,720
Agree Realty Corp., REIT                                310          8,804
Alexander's, Inc., REIT * (a)                            67         13,340
Alexandria Real Estate Equities, Inc., REIT             257         16,890
AMB Property Corp., REIT                              1,053         38,982
American Financial Realty Trust, REIT                   781         11,020
American Home Mortgage Investment Corp.,
  REIT (a)                                              539         15,065
American Land Lease, Inc., REIT (a)                     402          7,799
American Mortgage Acceptance Company, REIT              581          9,557
AmeriVest Properties, Inc., REIT (a)                  1,174          7,866

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT       VALUE
                                                    ---------   ---------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Annaly Mortgage Management, Inc., REIT (a)            1,399     $   23,965
Anthracite Capital, Inc., REIT                          834          9,274
Anworth Mortgage Asset Corp., REIT                      418          4,757
Apartment Investment & Management
  Company, Class A, REIT                              1,203         41,840
Archstone-Smith Trust, REIT                           2,458         77,771
Arden Realty, Inc., REIT                                827         26,944
Ashford Hospitality Trust, Inc., REIT (a)               749          7,041
Associated Estates Realty Corp., REIT                 1,207         12,058
Atlantic Realty Trust, REIT                             416          7,172
Avalon Bay Communities, Inc., REIT                      906         54,559
Bluegreen Corp. *                                       508          5,654
Boston Properties, Inc., REIT                         1,353         74,943
Brandywine Realty Trust, REIT                           605         17,230
BRE Properties, Inc., Class A, REIT                     607         23,278
BRT Realty Trust, REIT (a)                              266          5,754
Camden Property Trust, REIT                             525         24,255
Capital Automotive, REIT                                471         14,728
Capital Trust, Inc., REIT                               340          9,894
Capstead Mortage Corp., REIT (a)                        393          4,893
CarrAmerica Realty Corp., REIT                          715         23,380
Catellus Development Corp., REIT                      1,358         36,001
CBL & Associates Properties, Inc., REIT                 377         22,978
Cedar Shopping Centers, Inc., REIT (a)                  426          5,943
CenterPoint Properties Corp., REIT                      590         25,712
Chelsea Property Group, Inc., REIT (a)                  570         38,247
Colonial Properties Trust, REIT                         368         14,801
Commercial Net Lease Realty, REIT (a)                   711         12,954
Cornerstone Realty Income
  Trust, Inc., REIT (a)                               1,035         10,102
Corporate Office Properties Trust, REIT                 372          9,531
Cousins Properties, Inc., REIT                          657         22,542
Crescent Real Estate Equities Company, REIT           1,414         22,256
Criimi Mae, Inc., REIT * (a)                            408          5,989
CRT Properties, Inc., REIT                              401          8,601
Developers Diversified Realty Corp., REIT             1,338         52,383
Duke Realty Corp., REIT                               1,796         59,627
EastGroup Properties, Inc., REIT                        290          9,628
Entertainment Properties Trust, REIT                    310         11,718
Equity Inns, Inc., REIT                                 823          8,131
Equity Office Properties Trust, REIT                  5,237        142,708
Equity One, Inc., REIT                                  895         17,560
Equity Residential, REIT                              3,597        111,507
Essex Property Trust Inc., REIT                         298         21,411
Federal Realty Investment Trust, REIT                   652         28,688
Felcor Lodging Trust, Inc., REIT * (a)                  914         10,337
First Industrial Realty Trust, Inc., REIT (a)           524         19,336
First Potomac Realty Trust, REIT                        400          8,264
First Union Real Estate Equity & Mortgage
  Investments, REIT * (a)                             1,810          5,629
Gables Residential Trust, REIT                          417         14,241
General Growth Properties, Inc., REIT                 2,872         89,032
Gladstone Commercial Corp., REIT (a)                    490          7,943
Glenborough Realty Trust, Inc., REIT                    464          9,637
Glimcher Realty Trust, REIT (a)                         605         14,701
Health Care Property Investors, Inc., REIT            1,729         44,954
Health Care, Inc., REIT                                 659         23,197
Healthcare Realty Trust, Inc., REIT                     591         23,073
Heritage Property Investment Trust, REIT                615         17,940
Hersha Hospitality Trust, REIT                          809          7,605
Highland Hospitality Corp., REIT (a)                    720          8,208
Highwoods Properties, Inc., REIT                        735         18,088
Home Properties, Inc., REIT                             392         15,508
Hospitality Properties Trust, REIT                      855         36,329
Host Marriott Corp., REIT *                           4,359         61,157
HRPT Properties Trust, REIT                           2,311         25,398
Impac Mortgage Holdings, Inc., REIT (a)                 838         22,039
Innkeepers USA Trust, REIT                              630          7,837
Jones Lang Lasalle, Inc. *                              438         14,458
Kilroy Realty Corp., REIT                               413         15,706
Kimco Realty Corp., REIT                              1,434         73,564
Lexington Corporate Property Trust, REIT                685         14,871
Liberty Property Trust, REIT                          1,058         42,151
LNR Property Corp.                                      254         15,725
LTC Properties, Inc., REIT (a)                          417          7,460
Mack-California Realty Corp., REIT                      749         33,181
Maguire Properties, Inc., REIT                          652         15,850
Manufactured Home Communities, Inc., REIT               373         12,399
MeriStar Hospitality Corp., REIT *                    1,153          6,284
MFA Mortgage Investments, Inc., REIT                    643          5,922
Mid-America Apartment Communities, Inc., REIT           261         10,166
Mission West Properties, Inc., REIT (a)                 658          6,810
Monmouth Real Estate Investment Corp.,
  REIT (a)                                            1,093          9,072
National Health Investments, Inc., REIT                 387         11,006
Nationwide Health Properties, Inc., REIT                963         19,982
New Plan Realty Trust, Inc., REIT                     1,230         30,750
Newcastle Investment Corp., REIT (a)                    504         15,473
Novastar Financial, Inc., REIT (a)                      356         15,522
Omega Healthcare Investors, REIT                        740          7,962
Pan Pacific Retail Properties, Inc., REIT               488         26,401
Pennsylvania Real Estate
  Investment Trust, REIT                                474         18,325
Post Properties, Inc., REIT                             528         15,787
Prentiss Properties Trust, REIT                         572         20,592
Price Legacy Corp., REIT (a)                            331          6,272
Prime Group Realty Trust, REIT * (a)                    898          5,119

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT      VALUE
                                                      ------      -----
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
ProLogis, REIT                                        2,376     $   83,730
PS Business Parks, Inc., REIT                           295         11,756
Public Storage, Inc., REIT                            1,672         82,848
Reading International, Inc. * (a)                       785          6,280
Realty Income Corp., REIT (a)                           484         21,795
Reckson Associates Realty Corp., REIT                   847         24,351
Redwood Trust, Inc., REIT (a)                           243         15,168
Regency Centers Corp., REIT                             763         35,472
Rouse Company, REIT                                   1,343         89,820
Saxon Capital, Inc., REIT *                             389          8,363
Senior Housing Properties Trust, REIT                   955         17,018
Shurgard Storage Centers, Inc., Class A, REIT           591         22,931
Simon Property Group, Inc., REIT                      2,699        144,747
Sizeler Property Investors, Inc., REIT (a)            1,176         10,937
SL Green Realty Corp., REIT                             481         24,921
Summit Properties, Inc., REIT                           490         13,254
Sun Communities, Inc., REIT                             304         11,914
Taubman Centers, Inc., REIT                             732         18,908
The Macerich Company, REIT                              769         40,980
The Mills Corp., REIT                                   668         34,649
The St. Joe Company                                   1,020         48,725
Trammell Crow Company *                                 525          8,253
Transcontinental Realty
  Investors, Inc., REIT *                               311          4,267
Trizec Properties, Inc., REIT                         2,138         34,144
United Capital Corp. * (a)                              235          5,370
United Dominion Realty Trust, Inc., REIT              1,605         31,827
United Mobile Homes, Inc., REIT (a)                     559          8,016
United States Restaurant Properties, Inc.,
  REIT (a)                                              545          9,205
Urstadt Biddle Properties, Inc., REIT (a)               616          9,388
Ventas, Inc., REIT                                    1,152         29,860
Vornado Realty Trust, REIT                            1,509         94,584
W. P. Carey & Company LLC (a)                           507         15,139
Washington, REIT                                        563         17,059
Weingarten Realty Investors, REIT                     1,101         36,344
Wellsford Real Properties, Inc. *                       298          4,515
Windrose Medical Properties Trust, REIT                 720          9,353
Winston Hotels, Inc., REIT                              675          7,222
                                                                ----------
                                                                 3,367,827

RETAIL GROCERY - 0.46%
7 Eleven, Inc. *                                      1,520         30,370
Albertsons, Inc. (a)                                  4,782        114,433
Arden Group, Inc. (a)                                    91          7,735
Ingles Markets, Inc. (a)                                706          8,514
Nash-Finch Company (a)                                  222          6,982
Pathmark Stores, Inc. *                                 648          3,143
Ruddick Corp.                                           638         12,530
Safeway, Inc. *                                       5,844        112,848
Smart & Final, Inc. *                                   485          8,129
SUPERVALU, Inc.                                       1,750         48,212
Sysco Corp.                                           8,613        257,701
The Great Atlantic & Pacific
  Tea Company, Inc. * (a)                               714          4,355
The Kroger Company *                                  9,863        153,074
United Natural Foods, Inc.                              552         14,683
Weis Markets, Inc. (a)                                  358         12,129
Whole Foods Market, Inc.                                802         68,803
Wild Oats Markets, Inc. *                               489          4,225
Winn-Dixie Stores, Inc. (a)                           1,940          5,995
                                                                ----------
                                                                   873,861

RETAIL TRADE - 5.40%
99 Cents Only Stores * (a)                              983         13,988
A.C. Moore Arts & Crafts, Inc. *                        279          6,900
Aaron Rents, Inc., Class B                              709         15,428
Abercrombie & Fitch Company, Class A                  1,282         40,383
Advance Auto Parts, Inc.                                982         33,781
Aeropostale, Inc.                                       763         19,991
American Eagle Outfitters, Inc.                         955         35,192
AnnTaylor Stores Corp.                                  896         20,966
Asbury Automotive Group, Inc. *                         486          6,561
Barnes & Noble, Inc. *                                  894         33,078
Bed Bath & Beyond, Inc. *                             3,978        147,624
Best Buy Company, Inc.                                4,346        235,727
Big 5 Sporting Goods Corp. * (a)                        343          7,820
Big Lots, Inc. *                                      1,585         19,385
BJ's Wholesale Club, Inc. *                             945         25,836
Bombay Company, Inc. * (a)                              622          4,559
Borders Group, Inc.                                   1,046         25,941
Brookstone, Inc.                                        322          6,083
Burlington Coat Factory Warehouse Corp. (a)             599         12,717
Cache, Inc.                                             283          4,245
CarMax, Inc. * (a)                                    1,402         30,213
Casey's General Stores, Inc.                            697         12,957
Cash America International, Inc.                        412         10,077
Casual Male Retail Group, Inc. * (a)                    572          2,997
Cato Corp., Class A (a)                                 331          7,365
Charlotte Russe Holding, Inc. *                         340          3,903
Charming Shoppes, Inc. *                              1,570         11,178
Chico's FAS, Inc. *                                   1,164         39,809
Childrens Place Retail Stores, Inc. * (a)               381          9,110
Christopher & Banks Corp. (a)                           526          8,421
Circuit City Stores-Circuit City Group                2,851         43,734
Claire's Stores, Inc.                                 1,260         31,550
Coldwater Creek, Inc. (a)                               556         11,604
Cole National Corp., Class A * (a)                      256          7,094
Cost Plus, Inc. * (a)                                   309         10,932
Costco Wholesale Corp.                                6,064        252,020

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     ------       -----
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
CVS Corp.                                             5,279     $  222,404
Deb Shops, Inc. (a)                                     224          5,466
Dicks Sporting Goods, Inc. (a)                          465         16,563
Dillard's, Inc., Class A                              1,033         20,391
Dollar General Corp.                                  4,513         90,937
Dollar Tree Stores, Inc. *                            1,538         41,449
Electronics Boutique Holdings Corp. * (a)               364         12,412
Family Dollar Stores, Inc.                            2,235         60,568
Federated Department Stores, Inc.                     2,363        107,351
Finish Line, Inc. (a)                                   263          8,132
First Cash Financial Services                           265          5,308
Foot Locker, Inc.                                     1,911         45,291
Fossil, Inc.                                            937         28,991
Fred's, Inc., Class A (a)                               555          9,968
GameStop Corp. * (a)                                    303          5,609
Genesco, Inc. *                                         314          7,395
Group 1 Automotive, Inc. *                              311          8,484
Guitar Center, Inc. *                                   335         14,505
Hancock Fabrics, Inc.                                   370          4,433
Haverty Furniture Companies, Inc.                       331          5,806
Hibbett Sporting Goods, Inc.                            339          6,946
Home Depot, Inc.                                     30,455      1,193,836
Hot Topic, Inc. *                                       650         11,076
J. Jill Group, Inc. * (a)                               329          6,531
J.C. Penney Company, Inc.                             3,628        127,996
Jo Ann Stores, Inc. *                                   306          8,580
Kenneth Cole Productions, Inc., Class A                 305          8,583
Kmart Holding Corp. * (a)                             1,199        104,876
Kohl's Corp. *                                        4,517        217,674
Limited Brands                                        6,853        152,753
Linens'n Things, Inc. *                                 604         13,995
Longs Drug Stores Corp. (a)                             530         12,826
Lowe's Companies, Inc.                               10,537        572,686
Manning Greg Auctions, Inc. * (a)                       431          4,823
Marinemax, Inc. *                                       256          5,765
May Department Stores Company                         3,797         97,317
Michael's Stores, Inc.                                  910         53,881
MSC Industrial Direct Company, Inc., Class A            566         19,289
NBTY, Inc. * (a)                                        903         19,469
Nordstrom, Inc.                                       1,832         70,056
Pacific Sunwear of California, Inc. *                 1,031         21,703
Pantry, Inc. *                                          340          8,558
Party City Corp. * (a)                                  310          4,579
Payless ShoeSource, Inc. *                              897          9,087
PC Connection, Inc. * (a)                               523          3,593
PETCO Animal Supplies, Inc. *                           200          6,532
PETsMART, Inc.                                        1,936         54,963
Pier 1 Imports, Inc.                                  1,187         21,461
RadioShack Corp.                                      2,200         63,008
Regis Corp.                                             591         23,770
Rent-A-Center, Inc. *                                 1,092         28,239
Restoration Hardware, Inc. *                            544          2,818
Retail Ventures, Inc. *                                 690          5,203
Rite Aid Corp. *                                      7,112         25,034
Ross Stores, Inc.                                     2,014         47,208
Saks, Inc.                                            1,787         21,533
School Specialty, Inc. *                                237          9,340
Sears, Roebuck & Company                              3,200        127,520
Sharper Image Corp. * (a)                               212          4,547
Shoe Carnival, Inc. * (a)                               283          3,337
Shopko Stores, Inc. * (a)                               415          7,225
Sonic Automative, Inc. (a)                              402          8,060
Sports Authority, Inc. *                                343          7,958
Staples, Inc.                                         6,644        198,124
Stein Mart, Inc. *                                      596          9,071
Steven Madden, Ltd. *                                   241          4,254
Systemax, Inc. * (a)                                    682          3,860
Talbots, Inc.                                           742         18,394
Target Corp.                                         12,143        549,471
The Buckle, Inc. (a)                                    291          7,994
The Dress Barn, Inc. * (a)                              422          7,364
The Gap, Inc.                                        11,970        223,839
The Men's Wearhouse, Inc. *                             496         14,409
The Neiman Marcus Group, Inc., Class A                  642         36,915
The TJX Companies, Inc.                               6,688        147,403
The Wet Seal, Inc., Class A * (a)                       562            933
The Yankee Candle, Inc. *                               662         19,171
Tiffany & Company                                     1,964         60,373
Too, Inc. *                                             476          8,601
Tractor Supply Company *                                521         16,380
Transport World Entertainment Corp. *                   643          6,282
Tuesday Morning Corp. *                                 579         17,903
Tweeter Home Entertainment Group, Inc. * (a)            513          2,898
United Rentals, Inc. *                                1,062         16,875
Urban Outfitters, Inc.                                1,076         37,014
ValueVision Media, Inc., Class A *                      538          7,204
Walgreen Company                                     13,714        491,373
Wal-Mart Stores, Inc.                                57,844      3,077,301
Williams-Sonoma, Inc. *                               1,574         59,104
Zale Corp.                                              679         19,080
                                                                ----------
                                                                10,216,456

SANITARY SERVICES - 0.23%
Allied Waste Industries, Inc. *                       4,115         36,418
Aqua America, Inc.                                    1,221         26,996
Artesian Resources Corp., Class A (a)                   370         10,057
Casella Waste Systems, Inc., Class A *                  407          4,819
Darling International, Inc. *                         1,663          7,168
Ecolab, Inc.                                          3,396        106,770

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     ------       -----
COMMON STOCKS (CONTINUED)

SANITARY SERVICES (CONTINUED)
Flanders Corp. * (a)                                    713     $    6,125
Insituform Technologies, Inc., Class A *                396          7,393
Ionics, Inc. * (a)                                      288          7,776
Waste Connections, Inc.                                 475         15,048
Waste Management, Inc.                                7,836        214,236
                                                                ----------
                                                                   442,806

SEMICONDUCTORS - 2.56%
Actel Corp. *                                           330          5,016
Advanced Energy Industries, Inc. * (a)                  474          4,403
Advanced Micro Devices, Inc. * (a)                    4,671         60,723
Agere Systems, Inc., Class A *                       22,592         23,722
Alliance Semiconductor Corp. *                          716          2,477
Altera Corp. *                                        5,058         98,985
American Superconductor Corp. * (a)                     440          5,465
Amis Holdings, Inc. *                                   425          5,746
Amkor Technology, Inc. * (a)                          2,389          8,720
Analog Devices, Inc.                                  4,986        193,357
Applied Materials, Inc. *                            22,528        371,487
Applied Micro Circuits Corp. *                        4,198         13,140
Asyst Technologies, Inc. * (a)                          700          3,577
Atmel Corp. *                                         6,374         23,074
ATMI, Inc. * (a)                                        423          8,663
Axcelis Technologies, Inc. *                          1,378         11,410
Broadcom Corp., Class A *                             4,145        113,117
Cirrus Logic, Inc. * (a)                              1,210          5,772
Conexant Systems, Inc. * (a)                          6,192          9,969
Credence Systems Corp. * (a)                            897          6,458
Cree, Inc. * (a)                                        999         30,499
Cymer, Inc. *                                           485         13,900
Cypress Semiconductor Corp. * (a)                     1,626         14,374
Diodes, Inc.                                            219          5,641
DSP Group, Inc. *                                       418          8,799
Emcore Corp. *                                          970          1,901
Emulex Corp. * (a)                                    1,107         12,753
Entegris, Inc. *                                      1,000          8,340
ESS Technology, Inc. *                                  566          3,877
Exar Corp. *                                            574          8,128
Fairchild Semiconductor International, Inc. *         1,569         22,233
FormFactor, Inc. *                                      517         10,014
Genesis Microchip, Inc. * (a)                           467          6,305
Genus, Inc. * (a)                                       875          1,925
Integrated Circuit Systems, Inc. *                      954         20,511
Integrated Device Technology, Inc. *                  1,423         13,561
Intel Corp.                                          86,743      1,740,065
Intergrated Electrical Services, Inc. *                 589          2,833
International Rectifier Corp. *                         873         29,944
Intersil Corp., Class A                               1,812         28,865
IXYS Corp. * (a)                                        517          3,712
KLA-Tencor Corp. *                                    2,609        108,221
Kopin Corp. * (a)                                     1,093          4,449
Kulicke & Soffa Industries, Inc. * (a)                  757          4,277
Lam Research Corp. *                                  1,782         38,990
Lattice Semiconductor Corp. *                         1,568          7,699
Linear Technology Corp.                               4,147        150,287
LSI Logic Corp. * (a)                                 5,065         21,830
LTX Corp. * (a)                                         889          4,809
Mattson Technology, Inc. *                              718          5,521
Maxim Integrated Products, Inc.                       4,371        184,850
MEMC Electronic Materials, Inc. *                     2,817         23,888
Micrel, Inc. *                                        1,263         13,148
Microchip Technology, Inc.                            2,770         74,347
Micron Technology, Inc. *                             8,126         97,756
Microsemi Corp.                                         864         12,182
MIPS Technologies, Inc., Class A *                      757          4,315
MKS Instruments, Inc. *                                 731         11,199
Monolithic System Technology, Inc. * (a)                512          2,222
Mykrolis Corp. *                                        570          5,740
Nanometrics, Inc. * (a)                                 254          2,898
National Semiconductor Corp.                          4,765         73,810
Novellus Systems, Inc. *                              2,019         53,685
NVIDIA Corp. *                                        2,164         31,421
Omnivision Technologies, Inc. (a)                       740         10,471
ON Semiconductor Corp. * (a)                          3,537         11,071
Pericom Semiconductor Corp. *                           411          3,970
Photronics, Inc. * (a)                                  467          7,762
Pixelworks, Inc. *                                      620          6,206
PLX Technology, Inc. * (a)                              416          2,999
Power Integrations, Inc. *                              418          8,540
QLogic Corp. *                                        1,267         37,516
Rambus, Inc. * (a)                                    1,373         21,542
Rudolph Technologies, Inc. *                            258          4,319
Semitool, Inc. *                                        463          3,514
Semtech Corp. *                                         991         18,997
Sigmatel, Inc. * (a)                                    167          3,542
Silicon Image, Inc. *                                 1,021         12,905
Silicon Laboratories, Inc. * (a)                        687         22,733
Siliconix, Inc. *                                       414         14,834
Sipex Corp. * (a)                                       634          3,329
Skyworks Solutions, Inc. * (a)                        1,946         18,487
STATS ChipPAC Ltd-ADR * (a)                           1,224          7,320
Teradyne, Inc. *                                      2,548         34,143
Tessera Technologies, Inc. *                            539         11,912
Texas Instruments, Inc.                              23,164        492,930
TranSwitch Corp. * (a)                                1,749          2,204
Triquint Semiconductor, Inc. *                        1,869          7,289
Ultratech, Inc. * (a)                                   360          5,641
Varian Semiconductor Equipment
  Associates, Inc. *                                    478         14,770

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     ------       -----
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Veeco Instruments, Inc. * (a)                           413     $    8,661
Vitesse Semiconductor Corp. *                         2,960          8,081
White Electronic Designs Corp. *                        519          2,543
Xilinx, Inc.                                          4,598        124,146
Zoran Corp. *                                           573          9,008
                                                                ----------
                                                                 4,842,390

SHIPBUILDING - 0.00%
Todd Shipyards Corp. (a)                                423          6,497

SOFTWARE - 3.25%
Activision, Inc.                                      1,816         25,188
Actuate Corp. *                                       1,165          4,112
Advent Software, Inc. *                                 454          7,641
Allscripts Heathcare Solution, Inc. *                   653          5,877
Altiris, Inc. *                                         363         11,489
ANSYS, Inc. *                                           196          9,747
Ascential Software Corp. *                              817         11,005
Aspen Technology, Inc. * (a)                            686          4,795
Authentidate Holding Corp. * (a)                        502          3,042
Autodesk, Inc.                                        1,509         73,383
Avid Technology, Inc. *                                 413         19,357
BEA Systems, Inc. *                                   5,433         37,542
Bindview Development Corp. *                          1,033          3,430
BMC Software, Inc. *                                  3,011         47,604
Borland Software Corp. *                              1,137          9,494
Captaris, Inc. *                                        695          2,961
Carreker Corp. * (a)                                    404          3,074
Catapult Communications Corp. *                         220          4,145
CCC Information Services Group, Inc. * (a)              420          7,430
CIBER, Inc. *                                           909          6,836
Citrix Systems, Inc. *                                2,183         38,246
Computer Associates International, Inc.               7,743        203,641
Compuware Corp. *                                     5,191         26,734
Concord Communications, Inc. *                          311          2,776
Concur Technologies, Inc. * (a)                         518          5,434
Covansys Corp. * (a)                                    430          4,962
Dendrite International, Inc. *                          540          8,705
Embarcadero Tech, Inc. *                                406          3,435
Epicor Software Corp. *                                 637          7,663
EPIQ Systems, Inc. * (a)                                267          4,160
Equinix, Inc. * (a)                                     234          7,200
Evolving Systems, Inc. * (a)                            398          1,233
Exult, Inc. * (a)                                     1,564          8,227
Faro Technologies, Inc. *                               217          4,414
Hyperion Solutions Corp. *                              523         17,777
Igate Corp. *                                           912          3,356
Industries International, Inc. * (a)                  1,422          2,247
InfoUSA, Inc. *                                         776          6,914
Intellisync Corp. * (a)                               1,164          2,444
Intermediate Telephone, Inc.                            386          8,345
Intuit, Inc. *                                        2,644        120,038
JDA Software Group, Inc. * (a)                          416          4,501
Keane, Inc. *                                           897         13,778
Lawson Software Inc. *                                1,369          7,666
Macrovision Corp. *                                     670         16,134
Magma Design Automation, Inc. * (a)                     461          6,952
Manhattan Associates, Inc. *                            403          9,841
Mantech International Corp. * (a)                       434          8,125
Manugistics Group, Inc. * (a)                         1,124          2,675
MAPICS, Inc. * (a)                                      469          4,244
McDATA Corp., Class A * (a)                           1,601          8,053
Mercury Interactive Corp. *                           1,198         41,786
Micromuse, Inc. * (a)                                 1,142          4,203
Microsoft Corp.                                     144,356      3,991,443
MicroStrategy, Inc. * (a)                               180          7,396
Midway Games, Inc. * (a)                              1,000          9,920
MRO Software, Inc. *                                    380          3,800
MSC Software Corp. * (a)                                456          3,666
Nassda Corp. * (a)                                      548          1,945
Neoware Systems, Inc. * (a)                             318          2,639
NMS Communications Corp. * (a)                          622          3,035
Novell, Inc. *                                        5,197         32,793
NYFIX, Inc. * (a)                                       537          3,265
Omnicell, Inc. * (a)                                    383          5,063
Open Solutions, Inc. *                                  233          5,818
OpenTV Corp., Class A * (a)                           1,588          4,843
Opnet Technologies, Inc. *                              322          3,304
Opsware, Inc. * (a)                                   1,186          6,654
Oracle Corp. *                                       69,933        788,844
Packeteer, Inc. *                                       469          5,070
Palmsource, Inc. * (a)                                  196          4,065
Parametric Technology Corp. *                         3,730         19,694
PDF Solutions, Inc. * (a)                               405          4,921
Pegasystems, Inc. * (a)                                 543          3,790
PeopleSoft, Inc. *                                    4,995         99,151
Peregrine Systems, Inc. *                                23            437
Plato Learning, Inc. *                                  400          3,536
QAD, Inc. (a)                                           533          3,715
Quality Systems *                                       103          5,203
Red Hat, Inc. *                                       2,361         28,899
Scansoft, Inc. * (a)                                  1,472          6,006
SCO Group, Inc. *                                       363          1,394
Secure Computing Corp. * (a)                            522          3,962
Seebeyond Technology Corp. * (a)                      1,352          4,164
Serena Software, Inc. *                                 541          9,051
Siebel Systems, Inc. *                                6,638         50,051
Softbrands, Inc. * (a)                                   74             83
SPSS, Inc. *                                            261          3,479
SS&C Technologies, Inc.                                 289          5,644

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     ------       -----
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Synplicity, Inc. * (a)                                  553     $    2,854
Take-Two Interactive Software, Inc. * (a)               591         19,414
THQ, Inc. * (a)                                         511          9,944
Tradestation Group, Inc. *                              715          4,383
Transaction Systems
   Architects, Inc., Class A *                          539         10,017
Ulticom, Inc. * (a)                                     617          9,113
Ultimate Software Group, Inc. * (a)                     408          5,010
VA Software Corp. * (a)                               1,356          2,658
Verint Systems, Inc. * (a)                              411         15,141
Versata Incorporated *                                    3              5
Websense, Inc. *                                        314         13,084
Zixit Corp. * (a)                                       485          2,221
                                                                ----------
                                                                 6,144,648

STEEL - 0.16%
Alaska Steel Holding Corp. * (a)                      1,605         13,097
Allegheny Technologies, Inc.                          1,156         21,097
Carpenter Technology Corp.                              312         14,895
Gibraltar Steel Corp. (a)                               268          9,691
NS Group, Inc. *                                        441          8,158
Nucor Corp.                                           1,042         95,208
Ryerson Tull, Inc.                                      426          7,314
Schnitzer Steel Industries, Inc. (a)                    316         10,223
Steel Dynamics, Inc. (a)                                670         25,875
Steel Technologies, Inc. (a)                            256          6,558
Texas Industries, Inc.                                  297         15,278
United States Steel Corp.                             1,423         53,533
Worthington Industries, Inc.                          1,200         25,620
                                                                ----------
                                                                   306,547

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.81%
ADC Telecommunications, Inc. * (a)                   10,905         19,738
ADTRAN, Inc.                                          1,078         24,449
Advanced Fibre Communications, Inc. *                 1,182         18,794
Aeroflex, Inc. *                                      1,056         11,162
Alaska Communications Systems, Inc. * (a)               909          5,090
American Tower Corp., Class A *                       2,968         45,559
Andrew Corp. *                                        2,135         26,132
Applied Signal Technology, Inc. (a)                     220          7,038
Arris Group, Inc. * (a)                               1,262          6,588
Aspect Communications Corp. *                           863          8,570
At Road, Inc. *                                         798          3,368
Atheros Communications, Inc. * (a)                      660          6,732
Avaya, Inc. *                                         5,936         82,748
Brightpoint, Inc. (a)                                   322          5,538
Carrier Access Corp. * (a)                              529          3,677
CellStar Corp. * (a)                                    483          2,202
CIENA Corp. *                                         6,474         12,819
Citizens Communications Company                       3,755         50,279
Commonwealth Telephone
  Enterprises, Inc., (CTE) * (a)                        305         13,283
Commscope, Inc. * (a)                                   836         18,058
Comtech Telecommunications Corp. * (a)                  230          6,233
Comverse Technology, Inc. *                           2,575         48,487
Corning, Inc. *                                      18,091        200,448
Corvis Corp. * (a)                                    6,670          5,336
Crown Castle International Corp. *                    2,963         44,089
CT Communications, Inc. (a)                             397          5,475
Ditech Communications Corp. *                           467         10,456
Finisar Corp. * (a)                                   3,338          4,339
General Communication, Inc. *                           912          8,254
Global Crossing, Ltd. * (a)                             319          5,270
Harmonic, Inc. * (a)                                  1,041          6,923
Hungarian Telephone & Cable Corp. * (a)                 467          4,441
IDT Corp. *                                             313          4,564
Inet Technologies, Inc. *                               630          7,925
Infonet Services Corp., Class B *                     4,395          7,208
InterDigital Communication Corp. * (a)                  769         12,550
Intrado, Inc. * (a)                                     291          2,942
J2 Global Communications, Inc. * (a)                    332         10,488
JDS Uniphase Corp. *                                 19,441         65,516
KVH Industries, Inc. * (a)                              272          1,964
Level 3 Communications, Inc. * (a)                    9,237         23,924
Lucent Technologies, Inc. * (a)                      57,255        181,498
Mastec, Inc. * (a)                                      825          4,331
MRV Communications, Inc. *                            1,819          4,547
NETGEAR, Inc. * (a)                                     436          5,328
Network Equipment Technologies, Inc. * (a)              491          3,246
Newport Corp. *                                         556          6,377
NTL, Inc.                                             1,172         72,746
Performance Technologies, Inc. * (a)                    275          1,738
Plantronics, Inc.                                       630         27,241
Polycom, Inc. *                                       1,344         26,638
Powerwave Technologies, Inc. * (a)                      939          5,784
Price Communications Corp. (a)                          736         11,224
PTEK Holdings, Inc. *                                   837          7,173
QUALCOMM, Inc.                                       21,552        841,390
REMEC, Inc. * (a)                                       880          4,145
SBC Communications, Inc.                             44,243      1,148,106
Scientific-Atlanta, Inc.                              2,050         53,136
Shenandoah Telecommunications Company (a)               200          5,122
Sonus Networks, Inc. *                                3,380         19,029
Spectralink Corp. (a)                                   327          3,106
Spectrasite, Inc. *                                     625         29,062
Stratex Networks, Inc. *                              1,450          3,248
SureWest Communications (a)                             237          6,795
Symmetricom, Inc. * (a)                                 730          6,906

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                  Shares or
                                                  Principal
                                                    Amount        Value
                                                  ---------     ----------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Tekelec *                                              862      $   14,378
Tellabs, Inc. *                                      5,643          51,859
Terayon Communication Systems, Inc. *                1,390           2,947
Tollgrade Communications, Inc. *                       279           2,452
Triton PCS Holdings, Inc., Class A *                 1,059           2,711
US LEC Corp., Class A * (a)                            775           2,325
UTStarcom, Inc. * (a)                                  144           2,320
Viasat, Inc. *                                         369           7,417
Westell Technologies, Inc., Class A *                  863           4,462
Wiltel Communications Group *                          614               0
WJ Communication, Inc. *                             1,131           2,760
                                                                ----------
                                                                 3,430,203
TELEPHONE - 1.67%
ALLTEL Corp.                                         4,059         222,880
AT&T Corp.                                          10,446         149,587
Atlantic Tele-Network, Inc.                            203           5,846
BellSouth Corp.                                     24,447         663,003
Centennial Communications Corp., Class A * (a)       1,573           9,249
CenturyTel, Inc.                                     1,855          63,515
Cincinnati Bell, Inc. *                              3,437          11,995
D&E Communications, Inc.                               421           4,841
Harris Corp.                                           891          48,951
Hickory Tech Corp. (a)                                 562           6,520
North Pittsburgh Systems, Inc. (a)                     348           7,207
Primus Telecommunications Group, Inc. * (a)          1,324           1,946
Qwest Communications International, Inc. *          23,821          79,324
Sprint Corp. (FON Group)                            19,028         383,034
TALK America Holdings, Inc. * (a)                      465           2,432
Teleglobe International Holdings, Ltd. * (a)           211             732
U.S. Cellular Corp. *                                1,124          48,501
Verizon Communications, Inc.                        37,015       1,457,651
                                                                ----------
                                                                 3,167,214
TIRES & RUBBER - 0.03%
Bandag, Inc.                                           284          12,439
Cooper Tire & Rubber Company                         1,015          20,473
Goodyear Tire & Rubber Company * (a)                 2,416          25,948
Myers Indiana, Inc.                                    500           5,475
                                                                ----------
                                                                    64,335
TOBACCO - 0.78%
Altria Group, Inc.                                  27,159       1,277,559
Dimon, Inc. (a)                                        785           4,624
Reynolds American, Inc. (a)                          1,127          76,681
Standard Commercial Corp. (a)                          277           4,363
Universal Corp.                                        308          13,749
UST, Inc.                                            2,136          85,995
Vector Group, Ltd. (a)                                 596           8,964
                                                                ----------
                                                                 1,471,935
TOYS, AMUSEMENTS & SPORTING GOODS - 0.12%
Hasbro, Inc.                                         2,295          43,146
Jakks Pacific, Inc. * (a)                              382           8,786
Marval Enterprises, Inc. (a)                         1,471          21,418
Mattel, Inc.                                         5,596         101,456
Russ Berrie & Company, Inc. (a)                        342           6,891
Toys R Us, Inc. *                                    2,864          50,807
                                                                  --------
                                                                   232,504
TRANSPORTATION - 0.29%
Alexander & Baldwin, Inc.                              569          19,312
C. H. Robinson Worldwide, Inc.                       1,105          51,261
Expeditors International of Washington, Inc.         1,398          72,277
General Maritime Corp. * (a)                           502          17,485
Harley-Davidson, Inc.                                4,031         239,603
Heartland Express, Inc.                              1,015          18,727
Kirby Corp. *                                          344          13,811
Laidlaw International, Inc. *                        1,406          23,129
Offshore Logistics, Inc. *                             300          10,326
Overseas Shipholding Group, Inc. (a)                   536          26,607
Pacer International, Inc. *                            557           9,135
RailAmerica, Inc. * (a)                                553           6,111
SCS Transportation, Inc. *                             277           5,246
Seabulk International, Inc. * (a)                      456           4,719
U. S. Xpress Enterprises, Inc., Class A *              323           5,988
Yellow Roadway Corp. *                                 632          29,634
                                                                  --------
                                                                   553,371
TRAVEL SERVICES - 0.50%
Ambassadors Group, Inc. (a)                            216           5,832
American Express Company                            17,195         884,855
Navigant International, Inc. * (a)                     295           4,817
Pegasus Solutions, Inc. * (a)                          427           5,090
Sabre Holdings Corp.                                 1,853          45,454
                                                                  --------
                                                                   946,048
TRUCKING & FREIGHT - 1.00%
Arkansas Best Corp.                                    367          13,440
CNF, Inc.                                              660          27,053
Covenant Transport, Inc. *                             287           5,545
EGL, Inc. *                                            658          19,911
Fedex Corp.                                          3,981         341,132
Forward Air Corp. *                                    319          12,766
Hub Group, Inc., Class A *                             200           7,450
J.B. Hunt Transport Services, Inc.                   1,083          40,223
Knight Transportation, Inc. *                          795          17,029
Landstar Systems, Inc.                                 412          24,176
Navistar International Corp. *                         933          34,698
Old Dominion Freight Lines, Inc.                       342           9,853
OMI Corp.                                            1,064          17,045
Oshkosh Truck Corp.                                    468          26,704
Overnite Corp.                                         364          11,440
Plains All American Pipeline, LP                       807          29,036

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT               VALUE
                                                         -------------       -------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT (CONTINUED)
Ryder Systems, Inc.                                                864       $      40,643
Swift Transportation, Inc. * (a)                                 1,141              19,192
United Parcel Service, Inc., Class B                            15,063           1,143,583
USF Corp.                                                          391              14,033
Wabash National Corp. *                                            438              12,032
Werner Enterprises, Inc.                                         1,072              20,700
                                                                             -------------
                                                                                 1,887,684
                                                                             -------------
TOTAL COMMON STOCKS (Cost $175,474,044)                                      $ 177,476,698
                                                                             -------------
PREFERRED STOCKS - 0.02%
BROADCASTING - 0.02%
The News Corp., Ltd., ADR                                        1,200              37,596
                                                         -------------       -------------
TOTAL PREFERRED STOCKS (Cost $34,909)                                        $      37,596
                                                                             -------------
WARRANTS - 0.00%

BANKING - 0.00%
Dime Bancorp, Inc.
   (Expiration date 11/22/2005; strike
   price $0.16) *                                                  300                  42

CELLULAR COMMUNICATIONS - 0.00%
Spectrasite, Inc.
   (Expiration date 02/10/2010; strike
   price $16.00) * (a)                                               4                 252

ELECTRICAL EQUIPMENT - 0.00%
Optical Cable Corp.
   (Expiration date 10/24/2007; strike
   price $4.88) *                                                   24                   0
                                                         -------------       -------------
TOTAL WARRANTS (Cost $9,979)                                                 $         294
                                                                             -------------
RIGHTS - 0.00%

BUSINESS SERVICES - 0.00%
Comdisco Holding Company, Inc.                                     829                 303

PHARMACEUTICALS - 0.00%
OSI Pharmaceuticals, Inc. * (a)                                  1,164                   0
                                                         -------------       -------------
TOTAL RIGHTS (Cost $19,688)                                                  $         303
                                                                             -------------
SHORT TERM INVESTMENTS - 12.37%
Federal National Mortgage Association
   Discount Notes
   zero coupon due 10/05/2004                            $   3,000,000       $   2,999,433
State Street Navigator Securities Lending
   Prime Portfolio (c)                                      12,197,579          12,197,579
UBS Finance Delaware, Inc.
   1.88% due 10/01/2004                                      7,200,000           7,200,000
United States Treasury Bills
   zero coupon due 10/14/2004 ****                           1,000,000             999,527
                                                         -------------       -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $23,396,539)                                                           $  23,396,539
                                                                             -------------

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State Street                   $     118,000       $     118,000
   Corp. dated 09/30/2004 at 1.55% to
   be repurchased at $118,005 on
   10/01/2004, collateralized by
   $25,000 U.S. Treasury Bonds, 8.75%
   due 08/15/2020 (valued at $36,656,
   including interest) and $60,000 U.S.
   Treasury Bonds, 9.00% due 11/15/2018
   (valued at $89,625, including
   interest)
                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $118,000)                                                              $     118,000
                                                                             -------------
TOTAL INVESTMENTS (TOTAL STOCK MARKET INDEX TRUST)
   (COST $199,053,160) - 106.24%                                             $ 201,029,430
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.24)%                                (11,809,444)
                                                                             -------------
TOTAL NET ASSETS - 100.00%                                                   $ 189,219,986
                                                                             =============

500 INDEX TRUST


                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT         VALUE
                                              ---------     -----------
COMMON STOCKS - 99.13%

ADVERTISING - 0.20%
Monster Worldwide, Inc. *                       13,126      $   323,425
Omnicom Group, Inc.                             20,723        1,514,022
The Interpublic Group of Companies, Inc. *      46,717          494,733
                                                            -----------
                                                              2,332,180
AEROSPACE - 2.12%
Boeing Company                                  92,900        4,795,498
General Dynamics Corp.                          22,125        2,258,963
Goodrich Corp.                                  13,140          412,070
Honeywell International, Inc.                   95,129        3,411,326
Lockheed Martin Corp.                           49,235        2,746,328
Northrop Grumman Corp.                          39,677        2,115,975
Raytheon Company                                49,922        1,896,038
Rockwell Collins, Inc.                          19,593          727,684
Textron, Inc.                                   15,338          985,773
United Technologies Corp.                       56,622        5,287,362
                                                            -----------
                                                             24,637,017
AGRICULTURE - 0.20%
Archer-Daniels-Midland Company                  72,039        1,223,222
Monsanto Company                                29,552        1,076,284
                                                            -----------
                                                              2,299,506
AIR TRAVEL - 0.11%
Delta Air Lines, Inc. * (a)                     13,901           45,734
Southwest Airlines Company                      87,449        1,191,056
                                                            -----------
                                                              1,236,790
ALUMINUM - 0.28%
Alcoa, Inc.                                     96,265        3,233,541

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT          VALUE
                                              ---------     -----------
COMMON STOCKS (CONTINUED)

APPAREL & Textiles - 0.50%
Cintas Corp.                                    18,945      $   796,448
Coach, Inc.                                     20,826          883,439
Jones Apparel Group, Inc.                       13,802          494,111
Liz Claiborne, Inc.                             11,921          449,660
NIKE, Inc., Class B                             29,147        2,296,784
Reebok International, Ltd. (a)                   6,546          240,369
VF Corp.                                        12,202          603,389
                                                            -----------
                                                              5,764,200
AUTO PARTS - 0.31%
AutoZone, Inc. *                                 9,201          710,777
Dana Corp.                                      16,526          292,345
Delphi Corp.                                    62,107          576,974
Genuine Parts Company                           19,366          743,267
Johnson Controls, Inc.                          21,055        1,196,134
Visteon Corp.                                   14,340          114,577
                                                            -----------
                                                              3,634,074
AUTO SERVICES - 0.04%
AutoNation, Inc. * (a)                          29,505          503,945
AUTOMOBILES - 0.59%
Ford Motor Company (a)                         202,502        2,845,153
General Motors Corp. (a)                        62,501        2,655,043
PACCAR, Inc.                                    19,208        1,327,657
                                                            -----------
                                                              6,827,853
BANKING - 6.31%
AmSouth BanCorp                                 39,148          955,211
Bank of America Corp.                          450,162       19,505,519
Bank of New York Company, Inc.                  86,104        2,511,654
BB&T Corp. (a)                                  61,359        2,435,339
Comerica, Inc.                                  18,968        1,125,751
Fifth Third Bancorp                             63,075        3,104,551
First Horizon National Corp.                    13,667          592,601
Golden West Financial Corp.                     16,908        1,875,943
Huntington Bancshares, Inc.                     25,419          633,187
KeyCorp                                         45,021        1,422,664
M&T Bank Corp.                                  12,957        1,239,985
Marshall & Ilsley Corp.                         24,661          993,838
National City Corp.                             73,346        2,832,623
North Fork Bancorp., Inc. (a)                   34,485        1,532,858
Northern Trust Corp.                            24,327          992,542
Regions Financial Corp. *                       51,139        1,690,655
Southtrust Corp.                                36,837        1,534,629
Sovereign Bancorp, Inc.                         37,988          828,898
SunTrust Banks, Inc.                            42,626        3,001,297
US Bancorp                                     207,980        6,010,622
Wachovia Corp.                                 144,910        6,803,525
Wells Fargo & Company                          186,883       11,143,833
Zions BanCorp                                    9,907          604,723
                                                            -----------
                                                             73,372,448
BIOTECHNOLOGY - 1.19%
Amgen, Inc. *                                  140,110        7,941,435
Applera Corp.-Applied Biosystems Group          22,337          421,499
Biogen Idec, Inc. *                             37,450        2,290,816
Chiron Corp. *                                  20,775          918,255
Genzyme Corp. *                                 25,232        1,372,873
MedImmune, Inc. *                               27,584          653,741
Millipore Corp. *                                5,487          262,553
                                                            -----------
                                                             13,861,172
BROADCASTING - 0.83%
Clear Channel Communications, Inc.              65,298        2,035,339
Univision Communications, Inc., Class A *       35,698        1,128,414
Viacom, Inc., Class B                          191,999        6,443,486
                                                            -----------
                                                              9,607,239
BUILDING MATERIALS & CONSTRUCTION - 0.22%
American Standard Companies, Inc.               23,674          921,155
Masco Corp.                                     47,951        1,655,748
                                                            -----------
                                                              2,576,903
BUSINESS SERVICES - 2.04%
Affiliated Computer Services, Inc.,
   Class A * (a)                                14,163          788,454
Automatic Data Processing, Inc.                 64,648        2,671,255
Cendant Corp.                                  116,833        2,523,593
Charles Schwab Corp.                           151,229        1,389,795
Computer Sciences Corp. *                       20,886          983,731
Convergys Corp. *                               15,775          211,858
Deluxe Corp. (a)                                 5,537          227,128
Electronic Arts, Inc.                           33,608        1,545,632
Electronic Data Systems Corp. (a)               56,702        1,099,452
Equifax, Inc.                                   15,076          397,403
First Data Corp.                                94,895        4,127,933
Fluor Corp. (a)                                  9,233          411,053
Moody's Corp.                                   16,379        1,199,762
NCR Corp. *                                     10,425          516,976
Paychex, Inc.                                   41,843        1,261,566
Pitney Bowes, Inc.                              25,579        1,128,034
R.R. Donnelley & Sons Company                   24,248          759,447
Robert Half International, Inc. (a)             19,069          491,408
SunGuard Data Systems, Inc. *                   31,917          758,667
Unisys Corp. *                                  37,057          382,428
VERITAS Software Corp. *                        47,901          852,638
                                                            -----------
                                                             23,728,213
CABLE AND TELEVISION - 1.30%
Comcast Corp., Class A *                       247,329        6,984,571
Time Warner, Inc. *                            506,033        8,167,373
                                                            -----------
                                                             15,151,944
CELLULAR COMMUNICATIONS - 1.04%
AT&T Wireless Services, Inc. *                 302,080        4,464,742
Motorola, Inc.                                 261,462        4,716,775

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT           VALUE
                                              ---------      -----------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Nextel Communications, Inc., Class A *          123,237      $ 2,937,970
                                                             -----------
                                                              12,119,487
CHEMICALS - 1.42%
Air Products & Chemicals, Inc.                   25,154        1,367,874
Ashland, Inc.                                     7,865          441,069
Dow Chemical Company                            103,967        4,697,229
E.I. Du Pont De Nemours & Company               110,437        4,726,704
Eastman Chemical Company                          8,616          409,691
Engelhard Corp.                                  13,765          390,238
Great Lakes Chemical Corp. (a)                    5,621          143,898
Hercules, Inc. *                                 12,369          176,258
PPG Industries, Inc.                             19,009        1,164,872
Praxair, Inc.                                    35,960        1,536,930
Rohm & Haas Company                              24,828        1,066,859
Sigma-Aldrich Corp.                               7,648          443,584
                                                             -----------
                                                              16,565,206
COLLEGES & UNIVERSITIES - 0.13%
Apollo Group, Inc., Class A *                    21,345        1,566,083

COMPUTERS & BUSINESS EQUIPMENT - 3.60%
Apple Computer, Inc. *                           42,932        1,663,615
Dell, Inc. *                                    276,300        9,836,280
EMC Corp. *                                     266,124        3,071,071
Gateway, Inc. *                                  41,246          204,168
Hewlett-Packard Company                         334,212        6,266,475
International Business Machines Corp.           185,393       15,895,596
Lexmark International, Inc. *                    14,334        1,204,199
Network Appliance, Inc. *                        39,584          910,432
Sun Microsystems, Inc. *                        368,096        1,487,108
Xerox Corp. * (a)                                92,864        1,307,525
                                                             -----------
                                                              41,846,469
CONSTRUCTION & MINING EQUIPMENT - 0.03%
Rowan Companies, Inc. *                          11,820          312,048

CONSTRUCTION MATERIALS - 0.11%
Sherwin-Williams Company                         15,755          692,590
Vulcan Materials Company                         11,316          576,550
                                                             -----------
                                                               1,269,140
CONTAINERS & GLASS - 0.14%
Ball Corp.                                       12,436          465,480
Bemis Company, Inc.                              11,835          314,574
Pactiv Corp. *                                   16,633          386,717
Sealed Air Corp. *                                9,293          430,731
                                                             -----------
                                                               1,597,502
COSMETICS & TOILETRIES - 2.51%
Alberto Culver Company, Class B                  10,037          436,409
Avon Products, Inc.                              52,332        2,285,862
Colgate-Palmolive Company                        58,772        2,655,319
International Flavors & Fragrances, Inc.         10,428          398,349
Kimberly-Clark Corp.                             54,727        3,534,817
The Gillette Company                            110,874        4,627,881
The Procter & Gamble Company                    281,345       15,226,391
                                                             -----------
                                                              29,165,028
CRUDE PETROLEUM & NATURAL GAS - 1.90%
Apache Corp.                                     36,079        1,807,919
Burlington Resources, Inc.                       43,688        1,782,470
ChevronTexaco Corp.                             235,743       12,645,254
Devon Energy Corp.                               26,754        1,899,801
EOG Resources, Inc.                              13,043          858,882
Occidental Petroleum Corp.                       43,349        2,424,510
Sunoco, Inc. (a)                                  8,337          616,771
                                                             -----------
                                                              22,035,607
DOMESTIC OIL - 0.32%
Amerada Hess Corp. (a)                           10,087          897,743
Marathon Oil Corp.                               38,299        1,580,983
Unocal Corp.                                     29,300        1,259,900
                                                             -----------
                                                               3,738,626
ELECTRICAL EQUIPMENT - 3.82%
American Power Conversion Corp.                  22,177          385,658
Cooper Industries, Ltd., Class A                 10,479          618,261
Emerson Electric Company                         46,497        2,877,699
General Electric Company                      1,168,479       39,237,525
Molex, Inc. (a)                                  20,986          625,803
Power-One, Inc. * (a)                             9,276           60,108
Symbol Technologies, Inc.                        26,488          334,808
Tektronix, Inc.                                   9,318          309,824
                                                             -----------
                                                              44,449,686
ELECTRICAL UTILITIES - 2.45%
Allegheny Energy, Inc. * (a)                     14,068          224,525
Ameren Corp.                                     21,500          992,225
American Electric Power Company, Inc.            43,787        1,399,433
Calpine Corp. * (a)                              49,118          142,442
CenterPoint Energy, Inc. (a)                     34,036          352,613
Cinergy Corp. (a)                                19,984          791,366
CMS Energy Corp. * (a)                           17,849          169,923
Consolidated Edison, Inc.                        26,721        1,123,351
Constellation Energy Group, Inc.                 19,419          773,653
Dominion Resources, Inc. (a)                     36,546        2,384,627
DTE Energy Company (a)                           19,227          811,187
Duke Energy Corp. (a)                           103,784        2,375,616
Edison International                             36,057          955,871
Entergy Corp.                                    25,112        1,522,038
Exelon Corp.                                     73,059        2,680,535
FirstEnergy Corp.                                36,503        1,499,543
FPL Group, Inc.                                  20,502        1,400,697
PG&E Corp. *                                     44,368        1,348,787
Pinnacle West Capital Corp.                      10,106          419,399
PPL Corp.                                        20,907          986,392

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT         VALUE
                                            ---------     -----------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Public Service Enterprise Group, Inc.         26,254      $ 1,118,420
TECO Energy, Inc. (a)                         21,998          297,633
The AES Corp. *                               71,539          714,675
The Southern Company (a)                      81,694        2,449,186
TXU Corp.                                     32,848        1,574,076
                                                          -----------
                                                           28,508,213
ELECTRONICS - 0.38%
Adobe Systems, Inc.                           26,536        1,312,736
Agilent Technologies, Inc. *                  53,742        1,159,215
Jabil Circuit, Inc. *                         22,240          511,520
Sanmina-SCI Corp. *                           57,675          406,609
Solectron Corp. *                            106,428          526,819
Thermo Electron Corp. *                       18,071          488,278
                                                          -----------
                                                            4,405,177
ENERGY - 0.25%
Progress Energy, Inc. (a)                     27,313        1,156,433
Sempra Energy                                 25,653          928,382
Xcel Energy, Inc. (a)                         44,248          766,375
                                                          -----------
                                                            2,851,190
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.43%
Federal Home Loan Mortgage Corp.              76,030        4,960,197

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.58%
Federal National Mortgage Association        107,118        6,791,281

FINANCIAL SERVICES - 7.36%
Bear Stearns Companies, Inc.                  11,407        1,097,011
Capital One Financial Corp.                   26,728        1,975,199
Citigroup, Inc.                              573,298       25,293,908
Countrywide Financial Corp.                   62,318        2,454,706
E*TRADE Financial Corp. *                     41,310          471,760
Federated Investors, Inc., Class B            11,997          341,195
Fiserv, Inc. *                                21,612          753,394
Franklin Resources, Inc.                      27,599        1,538,920
H & R Block, Inc.                             18,248          901,816
J.P. Morgan Chase & Company                  394,208       15,661,884
Janus Capital Group, Inc.                     26,490          360,529
Lehman Brothers Holdings, Inc.                30,029        2,393,912
MBNA Corp.                                   141,400        3,563,280
Mellon Financial Corp.                        46,924        1,299,326
Merrill Lynch & Company, Inc.                103,970        5,169,389
Morgan Stanley                               121,563        5,993,056
PNC Financial Services Group                  31,249        1,690,571
Providian Financial Corp. *                   32,393          503,387
SLM Corp.                                     48,249        2,151,905
State Street Corp. (c)                        37,214        1,589,410
Synovus Financial Corp.                       34,242          895,428
T. Rowe Price Group, Inc. (a)                 14,084          717,439
The Goldman Sachs Group, Inc.                 53,780        5,014,447
Washington Mutual, Inc.                       96,565        3,773,760
                                                          -----------
                                                           85,605,632
FOOD & BEVERAGES - 3.56%
Anheuser-Busch Companies, Inc.                88,646        4,427,868
Campbell Soup Company                         45,429        1,194,328
Coca-Cola Enterprises, Inc.                   51,902          980,948
ConAgra Foods, Inc.                           58,479        1,503,495
General Mills, Inc.                           42,075        1,889,168
H.J. Heinz Company                            38,673        1,393,001
Hershey Foods Corp.                           27,253        1,272,988
Kellogg Company                               45,752        1,951,780
McCormick & Company, Inc.                     15,170          520,938
PepsiCo, Inc.                                187,477        9,120,756
Sara Lee Corp.                                87,790        2,006,879
Starbucks Corp. *                             43,987        1,999,649
The Coca-Cola Company                        268,517       10,754,106
The Pepsi Bottling Group, Inc.                28,148          764,218
William Wrigley Jr. Company                   24,874        1,574,773
                                                          -----------
                                                           41,354,895
FOREST PRODUCTS - 0.15%
Weyerhaeuser Company                          26,500        1,761,720

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                         21,213          596,085

GAS & PIPELINE UTILITIES - 0.35%
Dynegy, Inc., Class A * (a)                   42,002          209,590
El Paso Corp. (a)                             70,940          651,939
KeySpan Corp.                                 17,727          694,898
Kinder Morgan, Inc.                           13,672          858,875
Nicor, Inc. (a)                                4,877          178,986
NiSource, Inc.                                29,160          612,652
Peoples Energy Corp. (a)                       4,165          173,597
Williams Companies, Inc. (a)                  57,811          699,513
                                                          -----------
                                                            4,080,050
HEALTHCARE PRODUCTS - 3.78%
Bausch & Lomb, Inc.                            5,886          391,125
Baxter International, Inc.                    68,039        2,188,134
Becton, Dickinson & Company                   27,728        1,433,538
Biomet, Inc.                                  28,112        1,317,891
Boston Scientific Corp.                       93,203        3,702,955
C.R. Bard, Inc.                               11,601          656,965
Fisher Scientific International, Inc. *       12,719          741,899
Guidant Corp.                                 34,814        2,299,117
Johnson & Johnson                            328,480       18,503,278
Medtronic, Inc.                              133,846        6,946,607
St. Jude Medical, Inc. *                      19,588        1,474,389
Stryker Corp.                                 44,406        2,135,040

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT         VALUE
                                              ---------     -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Zimmer Holdings, Inc. *                         27,119      $ 2,143,486
                                                            -----------
                                                             43,934,424
HEALTHCARE SERVICES - 1.35%
Cardinal Health, Inc.                           47,632        2,084,853
Express Scripts, Inc. *                          8,587          561,075
HCA, Inc.                                       53,416        2,037,820
Humana, Inc. *                                  17,639          352,427
IMS Health, Inc.                                25,881          619,073
McKesson Corp.                                  32,492          833,420
Medco Health Solutions, Inc. *                  30,114          930,523
Quest Diagnostics, Inc.                         11,275          994,680
UnitedHealth Group, Inc.                        73,562        5,424,462
Wellpoint Health Networks, Inc. *               17,382        1,826,674
                                                            -----------
                                                             15,665,007
HOMEBUILDERS - 0.17%
Centex Corp.                                    13,676          690,091
KB Home                                          5,125          433,011
Pulte Homes, Inc.                               14,046          862,003
                                                            -----------
                                                              1,985,105
HOTELS & RESTAURANTS - 0.85%
Darden Restaurants, Inc.                        17,463          407,237
Harrah's Entertainment, Inc. (a)                12,388          656,316
Hilton Hotels Corp.                             42,601          802,603
Marriott International, Inc., Class A           25,331        1,316,199
McDonald's Corp.                               139,028        3,896,955
Starwood Hotels & Resorts Worldwide, Inc.       23,038        1,069,424
Wendy's International, Inc.                     12,569          422,318
Yum! Brands, Inc.                               32,157        1,307,504
                                                            -----------
                                                              9,878,556
HOUSEHOLD APPLIANCES - 0.11%
Black & Decker Corp.                             8,870          686,893
Maytag Corp. (a)                                 8,735          160,462
Whirlpool Corp.                                  7,347          441,481
                                                            -----------
                                                              1,288,836
HOUSEHOLD PRODUCTS - 0.26%
Fortune Brands, Inc.                            15,940        1,180,995
Newell Rubbermaid, Inc.                         30,423          609,677
The Clorox Company                              23,577        1,256,654
                                                            -----------
                                                              3,047,326
INDUSTRIAL MACHINERY - 0.85%
Caterpillar, Inc.                               37,930        3,051,468
Cummins, Inc. (a)                                4,903          362,283
Deere & Company                                 27,463        1,772,737
Dover Corp.                                     22,502          874,653
Ingersoll-Rand Company, Class A                 19,181        1,303,732
ITT Industries, Inc.                            10,212          816,858
Pall Corp.                                      13,845          338,926
Parker-Hannifin Corp.                           13,219          778,070
W.W. Grainger, Inc.                             10,072          580,651
                                                            -----------
                                                              9,879,378
INDUSTRIALS - 0.02%
Crane Company                                    6,529          188,819

INSURANCE - 5.06%
ACE, Ltd.                                       31,432        1,259,166
Aetna, Inc.                                     16,995        1,698,310
AFLAC, Inc.                                     56,126        2,200,700
Ambac Financial Group, Inc.                     12,003          959,640
American International Group, Inc.             288,339       19,604,168
Anthem, Inc. * (a)                              15,451        1,348,100
Aon Corp.                                       34,954        1,004,578
Chubb Corp.                                     21,138        1,485,579
CIGNA Corp.                                     15,220        1,059,768
Cincinnati Financial Corp.                      18,627          767,805
Hartford Financial Services Group, Inc.         32,447        2,009,443
Jefferson-Pilot Corp.                           15,103          750,015
Lincoln National Corp.                          19,476          915,372
Loews Corp.                                     20,528        1,200,888
Marsh & McLennan Companies, Inc.                57,617        2,636,554
MBIA, Inc.                                      15,853          922,803
MetLife, Inc.                                   83,018        3,208,646
MGIC Investment Corp. (a)                       10,903          725,595
Principal Financial Group, Inc.                 34,685        1,247,619
Progressive Corp.                               24,020        2,035,695
Prudential Financial, Inc.                      57,438        2,701,883
SAFECO Corp. (a)                                13,969          637,685
The Allstate Corp.                              76,693        3,680,497
The St. Paul Travelers Companies, Inc.          74,013        2,446,870
Torchmark, Inc. (a)                             12,137          645,446
UNUMProvident Corp. (a)                         32,803          514,679
XL Capital, Ltd., Class A                       15,315        1,133,157
                                                            -----------
                                                             58,800,661
INTERNATIONAL OIL - 0.91%
Anadarko Petroleum Corp.                        27,691        1,837,575
ConocoPhillips                                  76,224        6,315,158
Kerr-McGee Corp.                                16,711          956,705
Nabors Industries, Ltd. *                       16,463          779,523
Noble Corp. *                                   14,818          666,069
                                                            -----------
                                                             10,555,030
INTERNET CONTENT - 0.44%
Yahoo!, Inc.                                   150,575        5,105,998

INTERNET RETAIL - 0.58%
eBay, Inc. *                                    73,155        6,725,871

INTERNET SOFTWARE - 1.33%
Cisco Systems, Inc. *                          748,292       13,544,085
Symantec Corp.                                  34,878        1,914,105
                                                            -----------
                                                             15,458,190

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                                ---------     -----------
COMMON STOCKS (CONTINUED)

LEISURE TIME - 0.89%
Brunswick Corp.                                   10,578      $   484,049
Carnival Corp.                                    70,061        3,313,185
International Game Technology                     38,141        1,371,169
The Walt Disney Company                          227,380        5,127,419
                                                              -----------
                                                               10,295,822
LIFE SCIENCES - 0.07%
PerkinElmer, Inc.                                 14,180          244,180
Waters Corp. *                                    13,084          577,004
                                                              -----------
                                                                  821,184
LIQUOR - 0.08%
Adolph Coors Company, Class B (a)                  4,137          280,985
Brown Forman Corp., Class B                       13,441          615,598
                                                              -----------
                                                                  896,583
MANUFACTURING - 1.81%
3M Company                                        86,622        6,927,161
Danaher Corp.                                     34,116        1,749,468
Eaton Corp.                                       16,766        1,063,132
Illinois Tool Works, Inc.                         33,451        3,116,630
Rockwell Automation, Inc                          20,400          789,480
Snap-on, Inc.                                      6,398          176,329
The Stanley Works                                  9,064          385,492
Tyco International, Ltd.                         222,312        6,816,086
                                                              -----------
                                                               21,023,778
MEDICAL-HOSPITALS - 0.12%
Health Management Associates, Inc., Class A       26,937          550,323
Manor Care, Inc.                                   9,678          289,953
Tenet Healthcare Corp. *                          51,587          556,623
                                                              -----------
                                                                1,396,899
MINING - 0.34%
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                    19,594          793,557
Newmont Mining Corp.                              49,067        2,234,021
Phelps Dodge Corp. (a)                            10,403          957,388
                                                              -----------
                                                                3,984,966
NEWSPAPERS - 0.08%
Dow Jones & Company, Inc.                          9,060          367,927
Knight-Ridder, Inc.                                8,569          560,841
                                                              -----------
                                                                  928,768
OFFICE FURNISHINGS & SUPPLIES - 0.11%
Avery Dennison Corp.                              12,225          804,161
Office Depot, Inc. *                              34,670          521,090
                                                              -----------
                                                                1,325,251
PAPER - 0.49%
Boise Cascade Corp.                                9,743          324,247
Georgia-Pacific Corp.                             28,572        1,027,163
International Paper Company                       53,815        2,174,664
Louisiana-Pacific Corp.                           12,094          313,839
MeadWestvaco Corp.                                22,334          712,455
Plum Creek Timber Company, Inc.                   20,288          710,689
Temple-Inland, Inc.                                6,167          414,114
                                                              -----------
                                                                5,677,171
PETROLEUM SERVICES - 3.94%
Baker Hughes, Inc.                                36,936        1,614,842
BJ Services Company                               17,874          936,776
Exxon Mobil Corp.                                719,963       34,795,812
Halliburton Company                               48,864        1,646,228
Schlumberger, Ltd.                                65,351        4,398,776
Transocean, Inc. *                                35,507        1,270,441
Valero Energy Corp.                               14,149        1,134,891
                                                              -----------
                                                               45,797,766
PHARMACEUTICALS - 6.11%
Abbott Laboratories                              172,773        7,318,664
Allergan, Inc.                                    14,578        1,057,634
AmerisourceBergen Corp.                           12,443          668,314
Bristol-Myers Squibb Company                     215,273        5,095,512
Caremark Rx, Inc. *                               51,571        1,653,882
Eli Lilly & Company                              125,120        7,513,456
Forest Laboratories, Inc. *                       40,978        1,843,190
Gilead Sciences, Inc. *                           47,651        1,781,194
Hospira, Inc. *                                   17,270          528,462
King Pharmaceuticals, Inc. *                      26,733          319,192
Merck & Company, Inc.                            245,544        8,102,952
Mylan Laboratories, Inc. (a)                      29,741          535,338
Pfizer, Inc.                                     835,643       25,570,676
Schering-Plough Corp.                            162,948        3,105,789
Watson Pharmaceuticals, Inc. *                    12,113          356,849
Wyeth                                            147,612        5,520,689
                                                              -----------
                                                               70,971,793
PHOTOGRAPHY - 0.09%
Eastman Kodak Company                             31,719        1,021,986

PUBLISHING - 0.56%
Gannett Company, Inc.                             29,451        2,466,816
McGraw-Hill Companies, Inc.                       21,027        1,675,642
Meredith Corp.                                     5,560          285,673
The New York Times Company, Class A               16,249          635,336
Tribune Company                                   35,224        1,449,467
                                                              -----------
                                                                6,512,934
RAILROADS & EQUIPMENT - 0.46%
Burlington Northern Santa Fe Corp.                41,213        1,578,870
CSX Corp.                                         23,773          789,263
Norfolk Southern Corp.                            43,569        1,295,742
Union Pacific Corp.                               28,688        1,681,117
                                                              -----------
                                                                5,344,992

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT          VALUE
                                                ---------      -----------
COMMON STOCKS (CONTINUED)

REAL ESTATE - 0.39%
Apartment Investment & Management
   Company, Class A, REIT                          10,475      $   364,320
Equity Office Properties Trust, REIT               44,591        1,215,105
Equity Residential, REIT                           31,062          962,922
ProLogis, REIT                                     20,121          709,064
Simon Property Group, Inc., REIT                   23,036        1,235,421
                                                               -----------
                                                                 4,486,832
RETAIL GROCERY - 0.50%
Albertsons, Inc. (a)                               40,704          974,047
Safeway, Inc. *                                    49,458          955,034
SUPERVALU, Inc.                                    15,048          414,572
Sysco Corp. (a)                                    70,765        2,117,289
The Kroger Company *                               81,797        1,269,489
Winn-Dixie Stores, Inc. (a)                        15,720           48,575
                                                               -----------
                                                                 5,779,006
RETAIL TRADE - 6.02%
Bed Bath & Beyond, Inc. *                          33,264        1,234,427
Best Buy Company, Inc.                             35,968        1,950,904
Big Lots, Inc. *                                   12,749          155,920
Circuit City Stores-Circuit City Group (a)         21,999          337,465
Costco Wholesale Corp.                             51,038        2,121,139
CVS Corp.                                          44,202        1,862,230
Dillard's, Inc., Class A (a)                        9,243          182,457
Dollar General Corp. (a)                           36,344          732,332
Family Dollar Stores, Inc.                         18,624          504,710
Federated Department Stores, Inc.                  19,899          904,012
Home Depot, Inc.                                  242,970        9,524,424
J.C. Penney Company, Inc.                          31,894        1,125,220
Kohl's Corp. *                                     37,814        1,822,257
Limited Brands                                     52,300        1,165,767
Lowe's Companies, Inc.                             86,282        4,689,427
May Department Stores Company                      32,253          826,644
Nordstrom, Inc.                                    15,541          594,288
RadioShack Corp.                                   17,669          506,040
Sears, Roebuck & Company (a)                       23,464          935,040
Staples, Inc.                                      55,066        1,642,068
Target Corp.                                       99,972        4,523,733
The Gap, Inc.                                     100,019        1,870,355
The TJX Companies, Inc.                            54,090        1,192,144
Tiffany & Company                                  16,171          497,097
Walgreen Company                                  113,384        4,062,549
Wal-Mart Stores, Inc.                             469,518       24,978,358
                                                               -----------
                                                                69,941,007
SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. * (a)                35,215          311,653
Ecolab, Inc.                                       28,491          895,757
Waste Management, Inc.                             64,174        1,754,517
                                                               -----------
                                                                 2,961,927
SEMICONDUCTORS - 2.86%
Advanced Micro Devices, Inc. * (a)                 39,280          510,640
Altera Corp. *                                     41,141          805,129
Analog Devices, Inc.                               41,875        1,623,913
Applied Materials, Inc. *                         187,943        3,099,180
Applied Micro Circuits Corp. * (a)                 34,655          108,470
Broadcom Corp., Class A *                          35,645          972,752
Intel Corp.                                       709,947       14,241,537
KLA-Tencor Corp. *                                 21,732          901,443
Linear Technology Corp.                            34,031        1,233,284
LSI Logic Corp. * (a)                              42,597          183,593
Maxim Integrated Products, Inc.                    35,939        1,519,860
Micron Technology, Inc. *                          67,672          814,094
National Semiconductor Corp.                       39,631          613,884
Novellus Systems, Inc. *                           15,801          420,149
NVIDIA Corp. *                                     18,431          267,618
PMC-Sierra, Inc. *                                 19,582          172,517
QLogic Corp. *                                     10,222          302,673
Teradyne, Inc. * (a)                               21,484          287,886
Texas Instruments, Inc.                           191,578        4,076,780
Xilinx, Inc.                                       38,411        1,037,097
                                                               -----------
                                                                33,192,499
SOFTWARE - 3.95%
Autodesk, Inc.                                     12,561          610,841
BMC Software, Inc. *                               24,689          390,333
Citrix Systems, Inc. *                             18,719          327,957
Computer Associates International, Inc.            64,780        1,703,714
Compuware Corp. *                                  42,739          220,106
Intuit, Inc. *                                     21,199          962,435
Mercury Interactive Corp. * (a)                    10,309          359,578
Microsoft Corp.                                 1,203,280       33,270,692
Novell, Inc. *                                     42,794          270,030
Oracle Corp. *                                    572,249        6,454,969
Parametric Technology Corp. * (a)                  29,784          157,259
PeopleSoft, Inc. * (a)                             40,603          805,970
Siebel Systems, Inc. *                             55,943          421,810
                                                               -----------
                                                                45,955,694
STEEL - 0.14%
Allegheny Technologies, Inc.                       10,545          192,446
Nucor Corp. (a)                                     8,773          801,589
United States Steel Corp.                          12,547          472,018
Worthington Industries, Inc. (a)                    9,662          206,284
                                                               -----------
                                                                 1,672,337
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.00%
ADC Telecommunications, Inc. * (a)                 89,521          162,033
Andrew Corp. * (a)                                 17,796          217,823
Avaya, Inc. *                                      50,094          698,310
CIENA Corp. *                                      62,990          124,720
Citizens Communications Company                    36,694          491,333

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     -------------     ---------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Comverse Technology, Inc. *                                 21,651     $       407,688
Corning, Inc. *                                            154,233           1,708,902
JDS Uniphase Corp. *                                       159,382             537,117
Lucent Technologies, Inc. * (a)                            476,929           1,511,865
QUALCOMM, Inc.                                             180,144           7,032,822
SBC Communications, Inc.                                   366,720           9,516,384
Scientific-Atlanta, Inc.                                    16,951             439,370
Tellabs, Inc. * (a)                                         46,062             423,310
                                                                       ---------------
                                                                            23,271,677
TELEPHONE - 2.16%
ALLTEL Corp.                                                34,114           1,873,200
AT&T Corp. (a)                                              87,951           1,259,458
BellSouth Corp.                                            202,607           5,494,702
CenturyTel, Inc.                                            14,943             511,648
Qwest Communications International, Inc. *                 200,875             668,914
Sprint Corp. (FON Group)                                   160,758           3,236,058
Verizon Communications, Inc.                               306,386          12,065,481
                                                                       ---------------
                                                                            25,109,461
TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                                 8,280             167,007
Goodyear Tire & Rubber Company * (a)                        19,405             208,410
                                                                       ---------------
                                                                               375,417
TOBACCO - 1.08%
Altria Group, Inc.                                         227,070          10,681,373
Reynolds American, Inc. (a)                                 16,379           1,114,427
UST, Inc.                                                   18,285             736,154
                                                                       ---------------
                                                                            12,531,954
TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Hasbro, Inc.                                                19,571             367,935
Mattel, Inc.                                                45,829             830,880
Toys R Us, Inc. *                                           23,680             420,083
                                                                       ---------------
                                                                             1,618,898
TRANSPORTATION - 0.17%
Harley-Davidson, Inc.                                       32,657           1,941,132

TRAVEL SERVICES - 0.65%
American Express Company                                   140,307           7,220,198
Sabre Holdings Corp.                                        15,190             372,611
                                                                       ---------------
                                                                             7,592,809
TRUCKING & FREIGHT - 1.11%
Fedex Corp.                                                 33,245           2,848,764
Navistar International Corp. *                               7,726             287,330
Ryder Systems, Inc.                                          7,126             335,207
United Parcel Service, Inc., Class B                       124,435           9,447,105
                                                                       ---------------
                                                                            12,918,406
                                                                       ---------------
TOTAL COMMON STOCKS (Cost $1,225,678,189)                              $ 1,152,208,497
                                                                       ---------------
SHORT TERM INVESTMENTS - 5.09%
State Street Navigator Securities
   Lending Prime Portfolio (c)                       $  45,417,717         $45,417,717
UBS Finance Delaware, Inc.
   1.88% due 10/01/2004                                 11,700,000          11,700,000
United States Treasury
   zero coupon due 10/21/2004 ****                       2,000,000           1,998,398
                                                     -------------     ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $59,116,173)                                                     $    59,116,115
                                                                       ---------------
REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street               $       5,000         $     5,000
   Corp. dated 09/30/2004 at 1.55% to
   be repurchased at $5,000 on
   10/01/2004, collateralized by $5,000
   U.S. Treasury Bonds, 8.75% due
   08/15/2020 (valued at $7,331,
   including interest)
                                                                       ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,000)                                                          $         5,000
                                                                       ---------------
TOTAL INVESTMENTS (500 INDEX TRUST)
   (COST $1,284,799,362) - 104.22%                                     $ 1,211,329,612

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.22)%                            (49,026,978)
                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                             $ 1,162,302,634
                                                                       ===============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT          VALUE
                                            ---------      -----------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Aggressive Growth Trust Series I              649,504      $ 8,365,609
Aggressive Growth Trust Series II             401,947        5,169,034
Aggressive Growth Trust Series III              1,555           20,033
All Cap Growth Trust Series I                 599,255        8,365,606
All Cap Growth Trust Series II                371,606        5,169,034
All Cap Growth Trust Series III                 1,435           20,032
All Cap Value Trust Series I                  637,623        8,365,607
All Cap Value Trust Series II                 395,791        5,169,034
All Cap Value Trust Series III                  1,532           20,032
Blue Chip Growth Trust Series I             1,628,607       25,096,827
Blue Chip Growth Trust Series II            1,010,235       15,507,103
Blue Chip Growth Trust Series III               3,910           60,098
Core Equity Trust Series I                  2,374,666       29,279,632
Core Equity Trust Series II                 1,468,476       18,091,620
Core Equity Trust Series III                    5,691           70,114
Emerging Growth Trust Series I                569,089        8,365,609
Emerging Growth Trust Series II               352,835        5,169,034
Emerging Growth Trust Series III                1,363           20,033
Emerging Small Company Trust Series I         324,878        8,365,609
Emerging Small Company Trust Series II        201,443        5,169,034

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (showing percentage of total net assets)

LIFESTYLE AGGRESSIVE 1000 TRUST (CONTINUED)

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT            VALUE
                                                         -------------     -------------
INVESTMENT COMPANIES (CONTINUED)
MANUFACTURERS INVESTMENT TRUST
Emerging Small Company Trust Series III                          778       $      20,033
Equity-Income Trust Series I                               1,339,784          20,914,023
Equity-Income Trust Series II                                831,569          12,922,586
Equity-Income Trust Series III                                 3,217              50,081
Fundamental Value Trust Series I                           2,240,217          29,279,632
Fundamental Value Trust Series II                          1,389,525          18,091,620
Fundamental Value Trust Series III                             5,373              70,114
International Small Cap Trust Series I                     1,616,022          25,096,827
International Small Cap Trust Series II                    1,000,458          15,507,103
International Small Cap Trust Series III                       3,877              60,098
International Stock Trust Series I                         3,407,580          33,462,436
International Stock Trust Series II                        2,109,810          20,676,137
International Stock Trust Series III                           8,185              80,130
International Value Trust Series I                         2,278,571          29,279,632
International Value Trust Series II                        1,413,408          18,091,620
International Value Trust Series III                           5,473              70,114
Large Cap Value Trust Series I                               742,071          12,548,414
Large Cap Value Trust Series II                              459,878           7,753,551
Large Cap Value Trust Series III                               1,777              30,049
Mid Cap Core Trust Series I                                  782,808          12,548,414
Mid Cap Core Trust Series II                                 484,900           7,753,551
Mid Cap Core Trust Series III                                  1,875              30,049
Mid Cap Stock Trust Series I                               2,023,938          25,096,828
Mid Cap Stock Trust Series II                              1,255,636          15,507,103
Mid Cap Stock Trust Series III                                 4,847              60,098
Mid Cap Value Trust Series I                               1,043,744          16,731,218
Mid Cap Value Trust Series II                                646,938          10,338,068
Mid Cap Value Trust Series III                                 2,506              40,065
Natural Resources Trust Series I                           1,224,235          25,096,828
Natural Resources Trust Series II                            758,665          15,507,103
Natural Resources Trust Series III                             2,937              60,098
Overseas Trust Series I                                    4,009,078          37,645,241
Overseas Trust Series II                                   2,485,113          23,260,654
Overseas Trust Series III                                      9,621              90,146
Small Cap Opportunities Trust Series I                       657,674          12,548,414
Small Cap Opportunities Trust Series II                      407,224           7,753,551
Small Cap Opportunities Trust Series III                       1,578              30,045
Small Company Value Trust Series I                           441,457           8,365,607
Small Company Value Trust Series II                          273,784           5,169,034
Small Company Value Trust Series III                           1,060              20,033
Special Value Trust Series I                                 750,952          12,548,414
Special Value Trust Series II                                465,120           7,753,551
Special Value Trust Series III                                 1,798              30,049
Strategic Growth Trust Series I                            2,174,015          20,914,023
Strategic Growth Trust Series II                           1,348,913          12,922,586
Strategic Growth Trust Series III                              5,206              50,081
                                                                           -------------
TOTAL INVESTMENT COMPANIES (Cost $629,339,833)                             $ 677,733,786
                                                                           -------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE 1000 TRUST)
   (COST $629,339,833) - 100.00%                                           $ 677,733,786
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                    (18,921)
                                                                           -------------
TOTAL NET ASSETS - 100.00%                                                 $ 677,714,865
                                                                           =============

LIFESTYLE GROWTH 820 TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT          VALUE
                                              ----------      ------------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Aggressive Growth Trust Series I               2,335,954      $ 30,087,082
Aggressive Growth Trust Series II              2,409,469        30,985,770
Aggressive Growth Trust Series III                 3,965            51,070
All Cap Growth Trust Series I                  2,155,235        30,087,082
All Cap Growth Trust Series II                 2,227,590        30,985,770
All Cap Growth Trust Series III                    3,658            51,070
All Cap Value Trust Series I                   3,439,834        45,130,623
All Cap Value Trust Series II                  3,558,856        46,478,655
All Cap Value Trust Series III                     5,857            76,605
Blue Chip Growth Trust Series I                6,833,536       105,304,786
Blue Chip Growth Trust Series II               7,065,159       108,450,196
Blue Chip Growth Trust Series III                 11,629           178,744
Capital Appreciation Trust Series I            3,789,305        30,087,081
Capital Appreciation Trust Series II           3,917,291        30,985,770
Capital Appreciation Trust Series III              6,432            51,070
Core Equity Trust Series I                     6,100,382        75,217,704
Core Equity Trust Series II                    6,287,697        77,464,426
Core Equity Trust Series III                      10,363           127,674
Emerging Small Company Trust Series I          1,168,430        30,087,082
Emerging Small Company Trust Series II         1,207,551        30,985,770
Emerging Small Company Trust Series III            1,983            51,070
Equity-Income Trust Series I                   4,818,559        75,217,704
Equity-Income Trust Series II                  4,984,841        77,464,426
Equity-Income Trust Series III                     8,200           127,674
Fundamental Value Trust Series I               5,754,989        75,217,708
Fundamental Value Trust Series II              5,949,649        77,464,426
Fundamental Value Trust Series III                 9,783           127,674
Global Bond Trust Series I                     2,007,144        30,087,082
Global Bond Trust Series II                    2,075,403        30,985,770
Global Bond Trust Series III                       3,416            51,070
High Yield Trust Series I                     11,974,958       120,348,325
High Yield Trust Series II                    12,394,308       123,943,081
High Yield Trust Series III                       20,367           204,279
International Small Cap Trust Series I         3,874,705        60,174,163
International Small Cap Trust Series II        3,998,164        61,971,540
International Small Cap Trust Series III           6,590           102,139
International Stock Trust Series I             7,659,644        75,217,704
International Stock Trust Series II            7,904,533        77,464,426
International Stock Trust Series III              13,041           127,674
International Value Trust Series I             5,853,518        75,217,704
International Value Trust Series II            6,051,908        77,464,426
International Value Trust Series III               9,967           127,674
Large Cap Value Trust Series I                 1,779,248        30,087,082
Large Cap Value Trust Series II                1,837,827        30,985,770

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE GROWTH 820 TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT          VALUE
                                                            ---------   ---------------
INVESTMENT COMPANIES (CONTINUED)
MANUFACTURERS INVESTMENT TRUST
Large Cap Value Trust Series III                                3,020   $        51,070
Mid Cap Stock Trust Series I                                4,852,755        60,174,163
Mid Cap Stock Trust Series II                               5,017,939        61,971,540
Mid Cap Stock Trust Series III                                  8,237           102,139
Mid Cap Value Trust Series I                                1,876,923        30,087,081
Mid Cap Value Trust Series II                               1,939,034        30,985,770
Mid Cap Value Trust Series III                                  3,194            51,070
Natural Resources Trust Series I                            3,669,156        75,217,704
Natural Resources Trust Series II                           3,789,845        77,464,426
Natural Resources Trust Series III                              6,240           127,674
Overseas Trust Series I                                     9,612,486        90,261,248
Overseas Trust Series II                                    9,931,337        92,957,311
Overseas Trust Series III                                      16,351           153,209
Quantitative Value Series I                                 2,281,052        30,087,082
Quantitative Value Series II                                2,350,969        30,985,770
Quantitative Value Series III                                   3,878            51,070
Real Estate Securities Trust Series I                       1,302,471        30,087,082
Real Estate Securities Trust Series II                      1,346,622        30,985,770
Real Estate Securities Trust Series III                         2,217            51,070
Real Return Bond Trust Series I                             3,318,428        45,130,622
Real Return Bond Trust Series II                            3,425,104        46,478,655
Real Return Bond Trust Series III                               5,645            76,604
Small Cap Opportunities Trust Series I                      1,576,891        30,087,082
Small Cap Opportunities Trust Series II                     1,627,404        30,985,770
Small Cap Opportunities Trust Series III                        2,682            51,067
Small Company Value Trust Series I                          2,381,563        45,130,625
Small Company Value Trust Series II                         2,461,793        46,478,655
Small Company Value Trust Series III                            4,055            76,605
Strategic Bond Trust Series I                               5,138,699        60,174,163
Strategic Bond Trust Series II                              5,319,446        61,971,540
Strategic Bond Trust Series III                                 8,745           102,139
Strategic Growth Trust Series I                             4,691,333        45,130,622
Strategic Growth Trust Series II                            4,851,634        46,478,655
Strategic Growth Trust Series III                               7,963            76,605
Total Return Trust Series I                                 3,228,228        45,130,623
Total Return Trust Series II                                3,336,587        46,478,655
Total Return Trust Series III                                   5,503            76,604
U.S. Large Cap Trust Series I                               2,354,232        30,087,081
U.S. Large Cap Trust Series II                              2,435,988        30,985,770
U.S. Large Cap Trust Series III                                 4,009            51,070
                                                                        ---------------
TOTAL INVESTMENT COMPANIES (COST $2,853,767,787)                        $ 3,056,196,082
                                                                        ---------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820 TRUST)
   (COST $2,853,767,787) - 100.00%                                      $ 3,056,196,082

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                   (55,303)
                                                                        ---------------
TOTAL NET ASSETS - 100.00%                                              $ 3,056,140,779
                                                                        ===============

LIFESTYLE BALANCED 640 TRUST

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT           VALUE
                                              ----------      ------------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Aggressive Growth Trust Series I               2,506,105      $ 32,278,632
Aggressive Growth Trust Series II              2,458,886        31,621,269
Aggressive Growth Trust Series III                 4,703            60,571
All Cap Growth Trust Series I                  3,468,334        48,417,948
All Cap Growth Trust Series II                 3,409,914        47,431,903
All Cap Growth Trust Series III                    6,508            90,856
All Cap Value Trust Series I                   2,460,262        32,278,633
All Cap Value Trust Series II                  2,421,230        31,621,269
All Cap Value Trust Series III                     4,631            60,571
Blue Chip Growth Trust Series I                6,283,965        96,835,906
Blue Chip Growth Trust Series II               6,180,053        94,863,806
Blue Chip Growth Trust Series III                 11,823           181,713
Capital Appreciation Trust Series I            4,065,319        32,278,632
Capital Appreciation Trust Series II           3,997,632        31,621,269
Capital Appreciation Trust Series III              7,629            60,571
Core Equity Trust Series I                     3,926,841        48,417,948
Core Equity Trust Series II                    3,849,992        47,431,903
Core Equity Trust Series III                       7,375            90,856
Equity-Income Trust Series I                   7,237,362       112,975,213
Equity-Income Trust Series II                  7,121,907       110,674,440
Equity-Income Trust Series III                    13,616           211,998
Fundamental Value Trust Series I               2,469,674        32,278,636
Fundamental Value Trust Series II              2,428,669        31,621,269
Fundamental Value Trust Series III                 4,641            60,571
Global Allocation Series I                     3,213,544        31,621,269
Global Allocation Series II                        6,137            60,571
Global Allocation Series III                   3,270,378        32,278,632
Global Bond Trust Series I                     6,460,033        96,835,897
Global Bond Trust Series II                    6,353,905        94,863,806
Global Bond Trust Series III                      12,155           181,713
High Yield Trust Series I                     22,482,629       225,950,425
High Yield Trust Series II                    22,134,888       221,348,881
High Yield Trust Series III                       42,273           423,996
International Small Cap Trust Series I         2,078,470        32,278,632
International Small Cap Trust Series II        2,040,082        31,621,269
International Small Cap Trust Series III           3,908            60,571
International Stock Trust Series I             4,930,545        48,417,948
International Stock Trust Series II            4,839,990        47,431,903
International Stock Trust Series III               9,281            90,856
International Value Trust Series I             3,767,934        48,417,948
International Value Trust Series II            3,705,617        47,431,903
International Value Trust Series III               7,093            90,856
Natural Resources Trust Series I               3,936,419        80,696,581
Natural Resources Trust Series II              3,867,572        79,053,172
Natural Resources Trust Series III                 7,401           151,427
Overseas Trust Series I                        6,875,108        64,557,267
Overseas Trust Series II                       6,756,681        63,242,537
Overseas Trust Series III                         12,929           121,142
Real Estate Securities Trust Series I          4,890,702       112,975,212

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE BALANCED 640 TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT          VALUE
                                                            ---------    ---------------
INVESTMENT COMPANIES (CONTINUED)
MANUFACTURERS INVESTMENT TRUST
Real Estate Securities Trust Series II                      4,809,841    $   110,674,440
Real Estate Securities Trust Series III                         9,201            211,998
Real Return Bond Trust Series I                             5,933,572         80,696,581
Real Return Bond Trust Series II                            5,825,584         79,053,172
Real Return Bond Trust Series III                              11,159            151,427
Small Cap Opportunities Trust Series I                      1,691,752         32,278,632
Small Cap Opportunities Trust Series II                     1,660,781         31,621,269
Small Cap Opportunities Trust Series III                        3,181             60,571
Strategic Bond Trust Series I                              11,026,006        129,114,529
Strategic Bond Trust Series II                             10,857,088        126,485,075
Strategic Bond Trust Series III                                20,743            242,284
Strategic Growth Trust Series I                             3,355,367         32,278,632
Strategic Growth Trust Series II                            3,300,759         31,621,269
Strategic Growth Trust Series III                               6,296             60,571
Strategic Value Trust Series I                              3,050,910         32,278,632
Strategic Value Trust Series II                             3,002,969         31,621,269
Strategic Value Trust Series III                                5,741             60,571
Total Return Trust Series I                                 6,926,745         96,835,897
Total Return Trust Series II                                6,810,036         94,863,806
Total Return Trust Series III                                  13,054            181,713
U.S. Large Cap Trust Series I                               2,525,715         32,278,631
U.S. Large Cap Trust Series II                              2,485,949         31,621,269
U.S. Large Cap Trust Series III                                 4,754             60,571
                                                                         ---------------
TOTAL INVESTMENT COMPANIES (Cost $3,024,971,941)                         $ 3,198,023,606
                                                                         ---------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED 640 TRUST)
   (COST $3,024,971,941) - 100.00%                                       $ 3,198,023,606

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                    (62,030)
                                                                         ---------------
TOTAL NET ASSETS - 100.00%                                               $ 3,197,961,576
                                                                         ===============

LIFESTYLE MODERATE 460 TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                 ---------      -----------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
All Cap Value Trust Series I                       796,731      $10,453,115
All Cap Value Trust Series II                      768,030       10,030,477
All Cap Value Trust Series III                       1,028           13,451
Blue Chip Growth Trust Series I                  1,356,667       20,906,233
Blue Chip Growth Trust Series II                 1,306,903       20,060,955
Blue Chip Growth Trust Series III                    1,750           26,902
Core Equity Trust Series I                       1,271,668       15,679,672
Core Equity Trust Series II                      1,221,243       15,045,716
Core Equity Trust Series III                         1,638           20,176
Equity-Income Trust Series I                       669,642       10,453,118
Equity-Income Trust Series II                      645,462       10,030,478
Equity-Income Trust Series III                         864           13,451
Fundamental Value Trust Series I                   799,779       10,453,116
Fundamental Value Trust Series II                  770,390       10,030,478
Fundamental Value Trust Series III                   1,031           13,451
Global Bond Trust Series I                       3,486,696       52,265,572
Global Bond Trust Series II                      3,359,169       50,152,388
Global Bond Trust Series III                         4,499           67,255
High Yield Trust Series I                        5,720,610       57,492,130
High Yield Trust Series II                       5,516,763       55,167,626
High Yield Trust Series III                          7,376           73,980
International Stock Trust Series I               2,128,944       20,906,229
International Stock Trust Series II              2,047,036       20,060,955
International Stock Trust Series III                 2,748           26,902
International Value Trust Series I               1,220,208       15,679,672
International Value Trust Series II              1,175,447       15,045,716
International Value Trust Series III                 1,575           20,176
Investment Quality Bond Trust Series I           1,281,019       15,679,672
Investment Quality Bond Trust Series II          1,233,255       15,045,716
Investment Quality Bond Trust Series III             1,654           20,176
Large Cap Value Trust Series I                     618,162       10,453,114
Large Cap Value Trust Series II                    594,927       10,030,478
Large Cap Value Trust Series III                       795           13,451
Overseas Trust Series I                          2,226,436       20,906,230
Overseas Trust Series II                         2,143,264       20,060,955
Overseas Trust Series III                            2,871           26,902
Real Estate Securities Trust Series I            1,131,289       26,132,786
Real Estate Securities Trust Series II           1,089,795       25,076,194
Real Estate Securities Trust Series III              1,460           33,627
Real Return Bond Trust Series I                  1,537,223       20,906,236
Real Return Bond Trust Series II                 1,478,331       20,060,955
Real Return Bond Trust Series III                    1,982           26,902
Small Company Trust Series I                     1,591,037       20,906,229
Small Company Trust Series II                    1,527,872       20,060,955
Small Company Trust Series III                       2,049           26,902
Strategic Bond Trust Series I                    3,570,662       41,812,458
Strategic Bond Trust Series II                   3,443,941       40,121,910
Strategic Bond Trust Series III                      4,606           53,804
Strategic Growth Trust Series I                  1,629,904       15,679,676
Strategic Growth Trust Series II                 1,570,534       15,045,716
Strategic Growth Trust Series III                    2,097           20,176
Total Return Trust Series I                      5,234,034       73,171,801
Total Return Trust Series II                     5,040,441       70,213,343
Total Return Trust Series III                        6,764           94,156
U.S. Government Securities Trust Series I        3,784,618       52,265,572
U.S. Government Securities Trust Series II       3,639,506       50,152,388
U.S. Government Securities Trust Series III          4,884           67,255
U.S. Large Cap Trust Series I                      817,928       10,453,114
U.S. Large Cap Trust Series II                     788,560       10,030,477

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE MODERATE 460 TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                     ---------      ----------------
INVESTMENT COMPANIES (continued)
MANUFACTURERS INVESTMENT TRUST
U.S. Large Cap Trust Series III                        1,056        $         13,451
                                                     ---------      ----------------
TOTAL INVESTMENT COMPANIES (COST $987,897,734)                      $  1,024,852,167
                                                                    ----------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE 460 TRUST)
   (COST $987,897,734) - 100.00%                                    $  1,024,852,167

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                (27,656)
                                                                    ----------------
TOTAL NET ASSETS - 100.00%                                          $  1,024,824,511
                                                                    ================

LIFESTYLE CONSERVATIVE 280 TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                          -------------     -------------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Diversified Bond Trust Series I                               1,637,292     $  17,469,903
Diversified Bond Trust Series II                              1,169,184        12,428,431
Diversified Bond Trust Series III                                 1,185            12,605
Equity-Income Trust Series I                                    895,319        13,975,924
Equity-Income Trust Series II                                   639,816         9,942,745
Equity-Income Trust Series III                                      648            10,084
Fundamental Value Trust Series I                              1,069,313        13,975,922
Fundamental Value Trust Series II                               763,652         9,942,745
Fundamental Value Trust Series III                                  773            10,084
Global Bond Trust Series I                                    2,330,874        34,939,805
Global Bond Trust Series II                                   1,664,894        24,856,862
Global Bond Trust Series III                                      1,686            25,209
High Yield Trust Series I                                     2,781,278        27,951,842
High Yield Trust Series II                                    1,988,549        19,885,490
High Yield Trust Series III                                       2,011            20,167
International Stock Trust Series I                              711,605         6,987,961
International Stock Trust Series II                             507,283         4,971,372
International Stock Trust Series III                                515             5,042
Investment Quality Bond Trust Series I                        2,854,559        34,939,805
Investment Quality Bond Trust Series II                       2,037,448        24,856,862
Investment Quality Bond Trust Series III                          2,066            25,209
Overseas Trust Series I                                       1,116,288        10,481,942
Overseas Trust Series II                                        796,694         7,457,059
Overseas Trust Series III                                           807             7,563
Real Estate Securities Trust Series I                         1,058,782        24,457,862
Real Estate Securities Trust Series II                          756,184        17,399,803
Real Estate Securities Trust Series III                             766            17,647
Real Return Bond Trust Series I                               1,027,641        13,975,922
Real Return Bond Trust Series II                                732,700         9,942,745
Real Return Bond Trust Series III                                   743            10,084
Strategic Bond Trust Series I                                 2,088,631        24,457,863
Strategic Bond Trust Series II                                1,493,545        17,399,803
Strategic Bond Trust Series III                                   1,511            17,647
Total Return Trust Series I                                   3,249,052       $45,421,746
Total Return Trust Series II                                  2,319,736        32,313,920
Total Return Trust Series III                                     2,354            32,772
U.S. Government Securities Trust Series I                     5,819,084        80,361,548
U.S. Government Securities Trust Series II                    4,148,823        57,170,783
U.S. Government Securities Trust Series III                       4,211            57,981
                                                              ---------     -------------
TOTAL INVESTMENT COMPANIES (COST $582,185,340)                              $ 598,218,759
                                                                            -------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE 280 TRUST)
   (COST $582,185,340) - 100.00%                                            $ 598,218,759

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                     (20,761)
                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                  $ 598,197,998
                                                                            =============

AMERICAN GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                     ----------      -------------
INVESTMENT COMPANIES - 100.00%
American Growth Trust - Class 2 *                    12,427,079      $ 574,752,395
                                                     ----------      -------------
TOTAL INVESTMENT COMPANIES (COST $548,588,251)                       $ 574,752,395
TOTAL INVESTMENTS (AMERICAN GROWTH TRUST)
   (COST $548,588,251) - 100.00%                                     $ 574,752,395

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                              (15,718)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 574,736,677
                                                                     =============

AMERICAN INTERNATIONAL TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT             VALUE
                                                     ----------      --------------
INVESTMENT COMPANIES - 100.01%
American International Trust - Class 2               15,646,402      $  221,553,051
                                                     ----------      --------------
TOTAL INVESTMENT COMPANIES (Cost $213,697,087)                       $  221,553,051
                                                                     --------------
TOTAL INVESTMENTS (AMERICAN INTERNATIONAL TRUST)
   (COST $213,697,087) - 100.01%                                     $  221,553,051

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%                             (12,576)
                                                                     --------------
TOTAL NET ASSETS - 100.00%                                           $  221,540,475
                                                                     ==============

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                     ----------      --------------
INVESTMENT COMPANIES - 100.01%
American Blue Chip Income & Growth Trust -
   CLASS 2                                           17,290,081      $  162,699,659
                                                     ----------      --------------
TOTAL INVESTMENT COMPANIES (COST $158,362,492)                       $  162,699,659
                                                                     --------------

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (AMERICAN BLUE CHIP INCOME AND GROWTH    $ 162,699,659
TRUST) (COST $158,362,492) - 100.01%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%                  (13,674)
                                                           -------------
TOTAL NET ASSETS - 100.00%                                 $ 162,685,985
                                                           =============

AMERICAN GROWTH-INCOME TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT             VALUE
                                                   ----------      --------------
INVESTMENT COMPANIES - 100.00%
American Growth-Income Trust - Class 2             12,961,364      $ 441,982,498
                                                   ----------      -------------
TOTAL INVESTMENT COMPANIES (Cost $423,885,535)                     $ 441,982,498
                                                                   -------------
TOTAL INVESTMENTS (AMERICAN GROWTH-INCOME TRUST)
(COST $423,885,535) - 100.00%                                      $ 441,982,498
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                            (11,984)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 441,970,514
                                                                   =============

SMALL-MID CAP GROWTH TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT      VALUE
                                                  ---------  --------
COMMON STOCKS - 97.33%
AEROSPACE - 2.62%
Armor Holdings, Inc. *                              1,100    $ 45,771
Aviall, Inc. *                                      1,300      26,520
                                                             --------
                                                               72,291
AGRICULTURE - 1.30%
Bunge, Ltd. (a)                                       900      35,982

ALUMINUM - 1.10%
Century Aluminum Company *                          1,100      30,503

APPAREL & TEXTILES - 0.88%
Oxford Industries, Inc. (a)                           650      24,213

AUTO PARTS - 2.34%
Autoliv, Inc.                                       1,400      56,560
Noble International, Ltd. (a)                         450       8,221
                                                             --------
                                                               64,781
BANKING - 0.94%
East West Bancorp, Inc.                               775      26,032

BUILDING MATERIALS & CONSTRUCTION - 0.28%
Eagle Materials, Inc., Class B (a)                     87       6,003
Eagle Materials, Inc. (a)                              25       1,783
                                                             --------
                                                                7,786
COMPUTERS & BUSINESS EQUIPMENT - 2.76%
Research In Motion, Ltd. - USD                      1,000      76,340

CONSTRUCTION & MINING EQUIPMENT - 0.54%
A.S.V., Inc. * (a)                                    400      14,972

COSMETICS & TOILETRIES - 1.70%
Nu Skin Enterprises, Inc., Class A (a)              1,200      28,212
Steiner Leisure, Ltd. *                               850      18,785
                                                             --------
                                                               46,997
CRUDE PETROLEUM & NATURAL GAS - 11.38%
Amerada Hess Corp.                                    800      71,200
Chesapeake Energy Corp. (a)                         5,050      79,941
Goodrich Petroleum Corp. * (a)                      3,000      39,900
Plains Exploration & Production Company * (a)       2,275      54,282
Swift Energy Company * (a)                            900      21,564
XTO Energy, Inc.                                    1,466      47,616
                                                             --------
                                                              314,503
DOMESTIC OIL - 2.07%
KCS Energy, Inc. * (a)                              1,125      15,649
Maverick Tube Corp. * (a)                           1,350      41,593
                                                             --------
                                                               57,242
ELECTRICAL EQUIPMENT - 1.34%
Rayovac Corp. * (a)                                 1,400      36,890
ELECTRONICS - 4.20%
FLIR Systems, Inc. * (a)                              650      38,025
Harman International Industries, Inc.                 605      65,189
Rogers Corp. * (a)                                    300      12,747
                                                             --------
                                                              115,961
FINANCIAL SERVICES - 1.48%
Chicago Merchantile Exchange                          250      40,325
Cross Timbers Royalty Trust (a)                        18         597
                                                             --------
                                                               40,922
FOOD & BEVERAGES - 2.32%
Hansen Natural Corp. * (a)                            625      15,075
PepsiAmericas, Inc.                                 1,250      23,875
Sanderson Farms, Inc. (a)                             750      25,088
                                                             --------
                                                               64,038
HEALTHCARE PRODUCTS - 3.22%
Bausch & Lomb, Inc.                                   575      38,209
C.R. Bard, Inc.                                       450      25,483
IDEXX Laboratories, Inc. *                            500      25,370
                                                             --------
                                                               89,062
HEALTHCARE SERVICES - 2.79%
DaVita, Inc.                                        1,125      35,043
Sierra Health Services, Inc. * (a)                    875      41,939
                                                             --------
                                                               76,982
HOMEBUILDERS - 1.59%
M.D.C. Holdings, Inc.                                 600      43,860

HOUSEHOLD APPLIANCES - 0.71%
Drew Industries, Inc. * (a)                           550      19,717

HOUSEHOLD PRODUCTS - 1.41%
Church & Dwight, Inc.                               1,387      38,919

INDUSTRIAL MACHINERY - 1.27%
Cummins, Inc.                                         475      35,098

INSURANCE - 1.32%
SAFECO Corp.                                          800      36,520

The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL-MID CAP GROWTH TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ---------     -----------
COMMON STOCKS (CONTINUED)
INTERNET CONTENT - 1.71%
Jupitermedia Corp. * (a)                                  2,650      $   47,170

INTERNET RETAIL - 1.36%
Navarre Corp. * (a)                                       2,600          37,674

INTERNET SOFTWARE - 1.23%
Akamai Technologies, Inc. * (a)                           2,425          34,071

LEISURE TIME - 5.81%
Brunswick Corp.                                             650          29,744
Metro-Goldwyn-Mayer, Inc. (a)                             2,475          28,636
Scientific Games Corp., Class A * (a)                     3,725          71,147
SCP Pool Corp. (a)                                        1,162          31,059
                                                                     ----------
                                                                        160,586
MEDICAL-HOSPITALS - 0.67%
VCA Antech, Inc. *                                          900          18,567

METAL & METAL PRODUCTS - 1.86%
Metal Management, Inc. (a)                                  800          14,544
Reliance Steel & Aluminum Company (a)                       925          36,723
                                                                     ----------
                                                                         51,267
MINING - 1.75%
Phelps Dodge Corp.                                          525          48,316

PAPER - 2.25%
Louisiana-Pacific Corp.                                   2,400          62,280

PETROLEUM SERVICES - 3.15%
Smith International, Inc. *                                 500          30,365
Tesoro Petroleum Corp. *                                  1,100          32,483
Valero Energy Corp.                                         300          24,063
                                                                     ----------
                                                                         86,911
PHARMACEUTICALS - 2.23%
Eon Labs, Inc.                                              900          19,530
First Horizon Pharmaceutical Corp. * (a)                  2,100          42,021
                                                                     ----------
                                                                         61,551
REAL ESTATE - 1.34%
Ventas, Inc., REIT                                        1,425          36,936

RETAIL GROCERY - 2.10%
Smart & Final, Inc. * (a)                                 1,550          25,978
Whole Foods Market, Inc. (a)                                375          32,171
                                                                     ----------
                                                                         58,149
RETAIL TRADE - 4.90%
Aeropostale, Inc.                                         1,175          30,785
Chico's FAS, Inc. * (a)                                     775          26,505
Foot Locker, Inc.                                         1,700          40,290
Urban Outfitters, Inc.                                    1,100          37,840
                                                                     ----------
                                                                        135,420
SOFTWARE - 4.78%
Activision, Inc.                                          2,525          35,022
Autodesk, Inc.                                            1,650          80,239
SS&C Technologies, Inc. (a)                                 862          16,835
                                                                     ----------
                                                                        132,096
STEEL - 2.34%
Steel Dynamics, Inc. (a)                                  1,675          64,689

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.73%
Ditech Communications Corp. * (a)                         1,800          40,302
STET Hellas Telecommunications SA, ADR                    2,125          35,041
                                                                     ----------
                                                                         75,343
TRANSPORTATION - 6.47%
Frontline, Ltd.-USD                                         450          21,235
Knightsbridge Tankers, Ltd. * (a)                           650          20,150
Nordic American Tanker Shipping * (a)                     1,000          34,290
Overseas Shipholding Group, Inc. (a)                      1,175          58,327
Ship Finance International, Ltd. (a)                         45             904
Tsakos Energy Navigation, Ltd.                            1,250          43,938
                                                                     ----------
                                                                        178,844
TRUCKING & FREIGHT - 1.09%
Wabash National Corp. * (a)                               1,100          30,217
                                                    -----------      ----------
TOTAL COMMON STOCKS (Cost $2,338,517)                                $2,689,698
                                                                     ----------
SHORT TERM INVESTMENTS - 25.30%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $   699,237      $  699,237
                                                    -----------      ----------
TOTAL SHORT TERM INVESTMENTS
(Cost $699,237)                                                      $  699,237
                                                                     ----------
REPURCHASE AGREEMENTS - 3.04%
Repurchase Agreement with State Street              $    84,000      $   84,000
  Corp. dated 09/30/2004 at 0.65% to
  be repurchased at $84,002 on
  10/01/2004, collateralized by
  $60,000 U.S. Treasury Bonds, 8.5%
  due 02/15/2020 (valued at $86,025,
  including interest)
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $84,000)                                                       $   84,000
                                                                     ----------
TOTAL INVESTMENTS (SMALL-MID CAP GROWTH TRUST)
(COST $3,121,754) - 125.67%                                          $3,472,935
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.67)%                       (709,385)
                                                                     ----------
TOTAL NET ASSETS - 100.00%                                           $2,763,550
                                                                     ==========

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL-MID CAP TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                   -----------    ----------
COMMON STOCKS - 100.17%
APPAREL & TEXTILES - 2.77%
Cintas Corp.                                            1,500     $   63,060

AUTO SERVICES - 3.40%
Copart, Inc. *                                          4,085         77,329

BUSINESS SERVICES - 12.47%
Catalina Marketing Corp. (a)                            2,885         66,586
Certegy, Inc.                                           2,330         86,699
Equifax, Inc.                                           2,275         59,969
Fair Isaac Corp.                                        2,418         70,606
                                                                  ----------
                                                                     283,860
CHEMICALS - 4.46%
Valspar Corp.                                           2,175        101,529

COMPUTERS & BUSINESS EQUIPMENT - 3.32%
Henry, Jack & Associates, Inc.                          4,025         75,549

CONTAINERS & GLASS - 4.22%
Bemis Company, Inc.                                     3,610         95,954

CRUDE PETROLEUM & NATURAL GAS - 4.21%
Patina Oil & Gas Corp.                                  3,240         95,807

DRUGS & HEALTH CARE - 1.71%
Axcan Pharma, Inc. *                                    2,500         38,975

ELECTRONICS - 7.71%
Teleflex, Inc.                                          1,620         68,850
Zebra Technologies Corp., Class A *                     1,747        106,584
                                                                  ----------
                                                                     175,434
FINANCIAL SERVICES - 3.74%
Eaton Vance Corp.                                       2,110         85,223

FOOD & BEVERAGES - 1.20%
Tootsie Roll Industries, Inc.                             938         27,408

HEALTHCARE PRODUCTS - 3.30%
Diagnostic Products Corp.                               1,840         75,201

HEALTHCARE SERVICES - 7.87%
First Health Group Corp. *                              4,185         67,337
IMS Health, Inc.                                        4,675        111,826
                                                                  ----------
                                                                     179,163
INDUSTRIAL MACHINERY - 2.18%
Donaldson Company, Inc. (a)                             1,750         49,682

INSURANCE - 12.78%
Brown & Brown, Inc.                                     1,020         46,614
Cincinnati Financial Corp.                              1,777         73,248
Reinsurance Group of America, Inc.                      1,995         82,194
Stancorp Financial Group, Inc.                          1,250         89,000
                                                                  ----------
                                                                     291,056
MANUFACTURING - 3.61%
Mettler-Toledo International, Inc. *                    1,740         82,163

RETAIL TRADE - 12.10%
99 Cents Only Stores * (a)                              5,000         71,150
Regis Corp.                                             2,590        104,170
Rent-A-Center, Inc. *                                   3,875        100,207
                                                                  ----------
                                                                     275,527
SEMICONDUCTORS - 3.94%
Microchip Technology, Inc.                              3,340         89,646

TRANSPORTATION - 5.18%
C. H. Robinson Worldwide, Inc.                          2,540        117,831
                                                   ----------     ----------
TOTAL COMMON STOCKS (Cost $2,290,861)                             $2,280,397
                                                                  ----------
SHORT TERM INVESTMENTS - 6.34%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $  144,308     $  144,308
                                                   ----------     ----------
TOTAL SHORT TERM INVESTMENTS
(Cost $144,308)                                                   $  144,308
                                                                  ----------
REPURCHASE AGREEMENTS - 0.79%
Repurchase Agreement with State Street             $   18,000     $   18,000
  Corp. dated 09/30/2004 at 0.65% to
  be repurchased at $18,000 on
  10/01/2004, collateralized by
  $20,000 U.S. Treasury Bonds, 5.25%
  due 02/15/2029 (valued at $21,081,
  including interest)
                                                                  ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $18,000)                                                    $   18,000
                                                                  ----------
TOTAL INVESTMENTS (SMALL-MID CAP TRUST)
(COST $2,453,169) - 107.30%                                       $2,442,705
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.30)%                     (166,123)
                                                                  ----------
TOTAL NET ASSETS - 100.00%                                        $2,276,582
                                                                  ==========

INTERNATIONAL EQUITY SELECT TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ---------        -------
COMMON STOCKS - 93.26%
DENMARK - 2.23%
Danske Bank A/S-sponsored ADR (a)                    2,100         $55,202

FINLAND - 3.99%
Nokia Oyj-Sponsored ADR (a)                          7,200          98,784

FRANCE - 10.25%
Axa-sponsored ADR (a)                                2,250          45,630
Sanofi-Synthelabo SA (a)                             1,508          55,208
Societe Generale-sponsored ADR (a)                   4,300          76,104
Total SA-Sponsored ADR                                 750          76,627
                                                                   -------
                                                                   253,569
GERMANY - 4.10%
Schering AG                                            855          53,651
Siemens AG-Sponsored ADR (a)                           650          47,905
                                                                   -------
                                                                   101,556

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY SELECT TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT        VALUE
                                                                 ----------    ----------
COMMON STOCKS (CONTINUED)

IRELAND - 3.23%
Allied Irish Banks PLC-sponsored ADR (a)                              2,400    $   79,848

ITALY - 5.32%
Eni SPA-sponsored ADR (a)                                               750        84,225
SanPaolo IMI Spa-sponsored ADR                                        2,100        47,460
                                                                               ----------
                                                                                  131,685
JAPAN - 8.06%
CANON, Inc.-sponsored ADR (a)                                         1,425        67,203
Kao Corp.-sponsored ADR                                                 300        66,280
Nomura Holdings, Inc., ADR (a)                                        5,100        65,841
                                                                               ----------
                                                                                  199,324
NETHERLANDS - 5.90%
Heineken NV, ADR                                                      2,445        73,610
Royal Dutch Petroleum Company- NY Shares                              1,400        72,240
                                                                               ----------
                                                                                  145,850
SWITZERLAND - 18.44%
Compagnie Financiere Richemont AG-sponsored ADR (a)                   1,800        49,804
Credit Suisse Group-sponsored ADR (a)                                 2,200        70,268
Nestle SA-sponsored ADR (a)                                           1,100        62,985
Novartis AG, ADR                                                      1,650        77,005
Roche Holdings, Ltd.-Sponsored ADR                                      500        51,654
Swiss Reinsurance Company-sponsored ADR                                 800        46,032
UBS AG-GBP                                                            1,400        98,462
                                                                               ----------
                                                                                  456,210
UNITED KINGDOM - 31.74%
Barclays PLC-sponsored ADR                                            2,800       108,333
BP PLC-sponsored ADR                                                  1,350        77,665
Cadbury Schweppes PLC-sponsored ADR (a)                               2,800        86,548
Diageo PLC-sponsored ADR (a)                                          1,350        68,081
GlaxoSmithKline PLC, ADR (a)                                          2,350       102,766
HSBC Holdings PLC-sponsored ADR (a)                                   1,300       103,740
Tesco PLC-sponsored ADR                                               3,300        51,101
Unilever PLC-sponsored ADR (a)                                        2,450        80,899
Vodafone Group PLC - ADR (a)                                          4,400       106,084
                                                                               ----------
                                                                                  785,217
                                                                               ----------
TOTAL COMMON STOCKS (Cost $2,265,703)                                          $2,307,245
                                                                               ----------
SHORT TERM INVESTMENTS - 24.48%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                    $  605,610    $  605,610
                                                                 ----------    ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $605,610)                                                              $  605,610
                                                                               ----------
REPURCHASE AGREEMENTS - 5.66%
Repurchase Agreement with State Street Corp. dated 09/30/2004 at 0.65% to be repurchased at $140,003 on 10/01/2004,
  collateralized by $100,000 U.S. Treasury Bonds, 9.25% due
  02/15/2016 (valued at $145,625, including interest)            $  140,000    $  140,000
                                                                               ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $140,000)                                                              $  140,000
                                                                               ----------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY SELECT TRUST)
   (COST $3,011,313) - 123.40%                                                 $3,052,855
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.40)%                                 (578,972)
                                                                               ----------
TOTAL NET ASSETS - 100.00%                                                     $2,473,883
                                                                               ==========

The Trust had the following top five industry concentrations as of September 30, 2004 (as a percentage of total net assets):

Banking                  15.36%
Food & Beverages         14.13%
Pharmaceuticals          13.76%
Financial Services       13.15%
Petroleum Services        6.24%

SELECT GROWTH TRUST

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT      VALUE
                                             ---------   --------
COMMON STOCKS - 95.87%

ADVERTISING - 2.20%
Getty Images, Inc. *                            1,200    $ 66,360

AEROSPACE - 3.01%
United Technologies Corp.                         975      91,046

BIOTECHNOLOGY - 3.33%
Amgen, Inc. *                                   1,775     100,607

BROADCASTING - 4.25%
Fox Entertainment Group, Inc., Class A *        2,450      67,963
Viacom, Inc., Class B                           1,800      60,408
                                                         --------
                                                          128,371
BUILDING MATERIALS & CONSTRUCTION - 2.29%
Masco Corp.                                     2,000      69,060

CABLE AND TELEVISION - 3.21%
Comcast Corp.-Special Class A *                 3,475      97,022

CHEMICALS - 2.47%
Praxair, Inc.                                   1,750      74,795

COMPUTERS & BUSINESS EQUIPMENT - 3.03%
Dell, Inc. *                                    2,575      91,670

COSMETICS & TOILETRIES - 3.22%
Avon Products, Inc.                             1,400      61,152

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SELECT GROWTH TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT            VALUE
                                                       -----------     -----------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES (CONTINUED)
Colgate-Palmolive Company                                      800     $    36,144
                                                                       -----------
                                                                            97,296
ELECTRICAL EQUIPMENT - 3.08%
General Electric Company                                     2,775          93,184

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.21%
Federal Home Loan Mortgage Corp.                             1,025          66,871

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 2.83%
Federal National Mortgage Association                        1,350          85,590

FINANCIAL SERVICES - 8.70%
Capital One Financial Corp.                                  1,350          99,765
J.P. Morgan Chase & Company                                  2,525         100,318
The Goldman Sachs Group, Inc.                                  675          62,937
                                                                       -----------
                                                                           263,020
FOOD & BEVERAGES - 2.78%
PepsiCo, Inc.                                                1,725          83,921

HEALTHCARE PRODUCTS - 12.51%
Guidant Corp.                                                1,725         113,919
Johnson & Johnson                                            2,300         129,558
Medtronic, Inc.                                              1,975         102,503
Varian Medical Systems, Inc.                                   925          31,977
                                                                       -----------
                                                                           377,957
HEALTHCARE SERVICES - 1.71%
Medco Health Solutions, Inc. *                               1,675          51,758

HOTELS & RESTAURANTS - 1.04%
Ruby Tuesday, Inc.                                           1,125          31,354

INSURANCE - 2.08%
AFLAC, Inc.                                                  1,600          62,736

INTERNET RETAIL - 1.60%
eBay, Inc. *                                                   525          48,268

INTERNET SERVICE PROVIDER - 0.74%
SINA.com * (a)                                                 875          22,304

INTERNET SOFTWARE - 2.84%
Cisco Systems, Inc. *                                        4,750          85,975

MANUFACTURING - 3.01%
Rockwell Automation, Inc                                     2,350          90,945

PHARMACEUTICALS - 8.70%
Caremark Rx, Inc. *                                          2,125          68,149
Forest Laboratories, Inc. *                                  1,300          58,474
Pfizer, Inc.                                                 4,450         136,170
                                                                       -----------
                                                                           262,793
RETAIL TRADE - 6.40%
Home Depot, Inc.                                             1,800          70,560
The TJX Companies, Inc.                                      1,350          29,754

RETAIL TRADE (CONTINUED)
Wal-Mart Stores, Inc.                                        1,750          93,100
                                                                       -----------
                                                                           193,414
SEMICONDUCTORS - 4.60%
Intel Corp.                                                  4,650          93,279
National Semiconductor Corp.                                 2,950          45,695
                                                                       -----------
                                                                           138,974
SOFTWARE - 4.03%
Microsoft Corp.                                              2,325          64,287
SAP AG, ADR                                                  1,475          57,451
                                                                       -----------
                                                                           121,738
                                                                       -----------
TOTAL COMMON STOCKS (Cost $2,770,119)                                  $ 2,897,029
                                                                       -----------
SHORT TERM INVESTMENTS - 0.75%
State Street Navigator Securities
   Lending Prime Portfolio (c)                         $    22,750     $    22,750
                                                       -----------     -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $22,750)                                                       $    22,750
                                                                       -----------
REPURCHASE AGREEMENTS - 4.07%
Repurchase Agreement with State Street Corp. dated
  09/30/2004 at 0.65% to be repurchased at $123,002
  on 10/01/2004, collateralized by $120,000 U.S.
  Treasury Notes, 4.625% due 05/15/2006 (valued at                     -----------
  $126,206, including interest).                       $   123,000     $   123,000
                                                                       -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $123,000)                                                      $   123,000
                                                                       -----------
TOTAL INVESTMENTS (SELECT GROWTH TRUST)
  (COST $2,915,869) - 100.69%                                          $ 3,042,779

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.69)%                            (20,796)
                                                                       -----------
TOTAL NET ASSETS - 100.00%                                             $ 3,021,983
                                                                       ===========

GLOBAL EQUITY SELECT TRUST

                                                               SHARES OR
                                                               PRINCIPAL
                                                                AMOUNT      VALUE
                                                              ---------   --------
COMMON STOCKS - 96.37%

FINLAND - 2.11%
Nokia (AB) Oyj *                                                 4,900    $ 67,417

FRANCE - 7.50%
Societe Generale * (a)                                           1,100      97,322
Total SA * (a)                                                     700     142,552
                                                                          --------
                                                                           239,874

GERMANY - 5.13%
Schering AG *                                                    1,200      75,772
Siemens AG *                                                     1,200      88,229
                                                                          --------
                                                                           164,001

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL EQUITY SELECT TRUST (CONTINUED)

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT           VALUE
                                                          -----------     -----------
COMMON STOCKS (CONTINUED)

ITALY - 2.52%
Eni SpA * (a)                                                   3,600     $    80,644

JAPAN - 5.61%
Canon, Inc. *                                                   1,000          47,008
Kao Corp. * (a)                                                 2,500          55,243
Nomura Securities Company, Ltd. *                               6,000          77,045
                                                                          -----------
                                                                              179,296
NETHERLANDS - 2.02%
Heineken NV * (a)                                               2,150          64,715

SWITZERLAND - 11.12%
Credit Suisse Group *                                           2,700          86,266
Nestle SA *                                                       300          68,791
Novartis AG *                                                   1,500          69,994
Swiss Reinsurance Company *                                       800          46,086
UBS AG-USD *                                                    1,200          84,570
                                                                          -----------
                                                                              355,707
UNITED KINGDOM - 21.78%
Barclays PLC *                                                 10,400          99,751
BP PLC *                                                        7,600          72,551
Cadbury Schweppes PLC *                                         9,100          69,990
Diageo PLC *                                                    6,700          83,662
GlaxoSmithKline PLC *                                           6,200         133,632
HSBC Holdings PLC *                                             5,300          84,117
Unilever PLC *                                                  6,300          51,276
Vodafone Group PLC *                                           42,500         101,716
                                                                          -----------
                                                                              696,695
UNITED STATES - 38.58%
Bank of America Corp.                                           2,000          86,660
Citigroup, Inc.                                                 1,800          79,416
Exxon Mobil Corp.                                               2,000          96,660
First Data Corp.                                                1,600          69,600
General Electric Company                                        3,100         104,098
Home Depot, Inc.                                                1,800          70,560
International Business Machines Corp.                             700          60,018
J.P. Morgan Chase & Company                                     2,640         104,887
Johnson & Johnson                                               1,700          95,761
Microsoft Corp.                                                 4,600         127,190
Oracle Corp. *                                                  9,200         103,776
Pfizer, Inc.                                                    1,700          52,020
The Coca-Cola Company                                           1,300          52,065
United Technologies Corp.                                         700          65,366
Wells Fargo & Company                                           1,100          65,593
                                                                          -----------
                                                                            1,233,670
                                                                          -----------
TOTAL COMMON STOCKS (Cost $2,806,615)                                     $ 3,082,019
                                                                          -----------
SHORT TERM INVESTMENTS - 12.74%
State Street Navigator Securities
  Lending Prime Portfolio (c)                             $   407,325     $   407,325
                                                          -----------     -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $407,325)                                                         $   407,325
                                                                          -----------
REPURCHASE AGREEMENTS - 3.69%
Repurchase Agreement with State Street Corp. dated
  09/30/2004 at 0.65% to be repurchased at $118,002 on
  10/01/2004, collateralized by $75,000 U.S. Treasury
  Bonds, 11.25% due 02/15/2015 (valued at $120,656,
  including interest).                                    $   118,000     $   118,000
                                                                          -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $118,000)                                                         $   118,000
                                                                          -----------
TOTAL INVESTMENTS (GLOBAL EQUITY SELECT TRUST)
  (COST $3,331,940) - 112.80%                                             $ 3,607,344
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.80)%                             (409,328)
                                                                          -----------
TOTAL NET ASSETS - 100.00%                                                $ 3,198,016
                                                                          ===========

The Trust had the following top five industry concentrations as of September 30, 2004 (as a percentage of total net assets):

Banking                         13.57%
Financial Services              10.87%
Petroleum Services               9.75%
Pharmaceuticals                  8.17%
Food & Beverages                 7.57%

CORE VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT          VALUE
                                               ---------      ---------
COMMON STOCKS - 96.36%

AEROSPACE - 6.66%
General Dynamics Corp.                              990       $ 101,079
United Technologies Corp.                         1,390         129,798
                                                              ---------
                                                                230,877
AIR TRAVEL - 3.05%
Southwest Airlines Company                        7,750         105,555

BANKING - 5.90%
Bank of New York Company, Inc.                    3,225          94,073
US Bancorp                                        3,815         110,254
                                                              ---------
                                                                204,327
BROADCASTING - 2.81%
Viacom, Inc., Class B                             2,900          97,324

CABLE AND TELEVISION - 2.86%
Time Warner, Inc. *                               6,135          99,019

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE VALUE TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------    ----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 6.38%
Hewlett-Packard Company                                      6,785     $   127,219
International Business Machines Corp.                        1,095          93,885
                                                                       -----------
                                                                           221,104
COSMETICS & TOILETRIES - 3.94%
The Procter & Gamble Company                                 2,520         136,382
CRUDE PETROLEUM & NATURAL GAS - 3.03%
ChevronTexaco Corp.                                          1,956         104,920
ELECTRICAL EQUIPMENT - 3.03%
General Electric Company                                     3,130         105,105

FINANCIAL SERVICES - 12.47%
Citigroup, Inc.                                              2,370         104,564
Fiserv, Inc. *                                               3,080         107,369
J.P. Morgan Chase & Company                                  2,835         112,635
The Goldman Sachs Group, Inc.                                1,150         107,226
                                                                       -----------
                                                                           431,794
HEALTHCARE PRODUCTS - 3.15%
Johnson & Johnson                                            1,940         109,280

HEALTHCARE SERVICES - 3.25%
Quest Diagnostics, Inc.                                      1,275         112,481

HOTELS & RESTAURANTS - 3.03%
McDonald's Corp.                                             3,750         105,113

INSURANCE - 11.41%
American International Group, Inc.                           1,470          99,945
CIGNA Corp.                                                  1,550         107,927
Marsh & McLennan Companies, Inc.                             2,145          98,155
The St. Paul Travelers Companies, Inc.                       2,700          89,262
                                                                       -----------
                                                                           395,289
INTERNATIONAL OIL - 2.98%
ConocoPhillips                                               1,245         103,148

INTERNET SOFTWARE - 2.65%
Cisco Systems, Inc. *                                        5,070          91,767
PETROLEUM SERVICES - 3.28%
Exxon Mobil Corp.                                            2,350         113,575
PHARMACEUTICALS - 3.12%
Abbott Laboratories                                          2,555         108,230

PHOTOGRAPHY - 3.30%
Eastman Kodak Company                                        3,550         114,381

RETAIL TRADE - 10.06%
Best Buy Company, Inc.                                       2,050         111,192
CVS Corp.                                                    2,885         121,545
Lowe's Companies, Inc.                                       2,130         115,766
                                                                       -----------
                                                                           348,503
                                                                       -----------
TOTAL COMMON STOCKS (Cost $3,127,672)                                  $ 3,338,174
                                                                       -----------
REPURCHASE AGREEMENTS - 6.18%
Repurchase Agreement with State Street
  Corp. dated 09/30/2004 at 0.65% to be repurchased
  at $214,004 on 10/01/2004, collateralized by
  $190,000 U.S. Treasury Bonds, 6% due 02/15/2026
  (valued at $219,391, including interest).               $214,000     $   214,000
                                                                       -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $214,000)                                                      $   214,000
                                                                       -----------
TOTAL INVESTMENTS (CORE VALUE TRUST)
  (COST  $3,341,672) - 102.54%                                         $ 3,552,174
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.54)%                            (88,159)
                                                                       -----------
TOTAL NET ASSETS - 100.00%                                             $ 3,464,015
                                                                       ===========

HIGH GRADE BOND TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT        VALUE
                                               -----------   ----------
U.S. TREASURY OBLIGATIONS - 46.97%

U.S. TREASURY BONDS - 18.25%
     6.00% due 02/15/2026                      $   47,000    $   53,586
     6.25% due 05/15/2030                         221,000       262,299
     6.875% due 08/15/2025                        168,000       210,899
     7.50% due 11/15/2016                         136,000       174,776
     8.125% due 08/15/2019 to 08/15/2021          271,000       373,451
                                                             ----------
                                                              1,075,011
U.S. TREASURY NOTES - 28.72%
     3.125% due 05/15/2007                        717,000       723,050
     4.25% due 08/15/2013                         219,000       222,276
     4.75% due 05/15/2014                         141,000       148,006
     5.00% due 02/15/2011                         170,000       182,770
     5.50% due 05/15/2009                          49,000        53,666
     5.625% due 02/15/2006 to 05/15/2008          337,000       361,731
                                                             ----------
                                                              1,691,499
                                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,699,820)                                            $2,766,510
                                                             ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.20%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 9.23%
     3.625% due 09/15/2008                         92,000        92,470
     5.50% due 07/15/2006                         100,000       104,785
     5.625% due 03/15/2011                        229,000       248,484
     6.75% due 03/15/2031                          82,000        97,883
                                                             ----------
                                                                543,622
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 18.97%
     4.25% due 05/15/2009                         509,000       520,854
     4.625% due 10/15/2013                        235,000       236,379

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH GRADE BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                 ----------    ----------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
     6.125% due 03/15/2012                       $  193,000    $  215,022
     6.625% due 09/15/2009                          129,000       145,333
                                                               ----------
                                                                1,117,588
                                                               ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $1,644,125)                                             $1,661,210
                                                               ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.92%
SSB Auto Loan Trust, Series 2002-1, Class Ae4
     2.89% due 02/15/2009 (b)                        54,000        54,198
                                                               ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $54,207)                                                $   54,198
                                                               ----------
ASSET BACKED SECURITIES - 20.13%
Bank One Issuance Trust, Series 2004-A1,
     Class A1
     3.45% due 10/17/2011                            31,000        30,728
Carmax Auto Owner Trust, Series 2003-1,
     Class A4
     2.16% due 11/15/2009                            53,000        52,119
Carmax Auto Owner Trust, Series 2004-2,
     Class A4
     3.46% due 09/15/2011                           117,000       116,965
Chase Funding Mortgage Loan Asset-Backed
     Certificates
     2.427% due 06/25/2019                           69,000        68,309
Citibank Omni-S Master Trust, Series 2000-2,
     Class A
     6.75% due 09/16/2009 (b)                        52,000        54,010
CNH Equipment Trust, Series 2003-A, Class A4B
     2.57% due 09/15/2009 (b)                        82,000        80,724
John Deere Owner Trust, Series 2003-A,
     Class A4
     2.44% due 06/15/2010 (b)                       109,000       108,102
National City Auto Receivables Trust,
     Series 2004-A,
     Class A4
     2.88% due 05/15/2011                            74,000        73,141
Navistar Financial Corp. Owner Trust,
     Series 2004-A, Class A4
     2.59% due 03/15/2011                            53,000        52,067
Onyx Acceptance Grantor Trust, Series 2003-C,
     Class A4
     2.66% due 05/17/2010                            44,000        43,622
Onyx Acceptance Owner Trust, Series 2003-A,
     Class A4
     3.04% due 11/15/2009                           119,000       119,360
Onyx Acceptance Owner Trust, Series 2004-B,
     Class A4
     3.89% due 02/15/2011                            72,000        72,785
PSE & G Transition Funding LLC,
     Series 2001-1, Class A8
     6.89% due 12/15/2017 (b)                        30,000        35,195
Wells Fargo Financial Auto Owner Trust,
     Series 2004-A, Class A4
     2.67% due 08/16/2010                            64,000        63,378
Wells Fargo Home Equity Asset, Series 2004-2,
     Class AI3
     3.97% due 09/25/2034                            54,000        53,989
WFS Financial Owner Trust, Series 2003-1,
     Class A4
     2.74% due 09/20/2010 (b)                       117,000       116,414
WFS Financial Owner Trust, Series 2004-1,
     Class A4
     2.81% due 08/22/2011                            45,000        44,596
                                                               ----------
TOTAL ASSET BACKED SECURITIES
 (Cost $1,181,163)                                             $1,185,504
                                                               ----------
REPURCHASE AGREEMENTS - 1.12%
Repurchase Agreement with State Street
     Corp. dated 09/30/2004 at 0.65% to
     be repurchased at $66,001 on
     10/01/2004, collateralized by
     $55,000 U.S. Treasury Bonds, 6.5%
     due 11/15/2026 (valued at $68,269,
     including interest).                        $   66,000    $   66,000
                                                               ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $66,000)                                              $   66,000
                                                               ----------
TOTAL INVESTMENTS (HIGH GRADE BOND TRUST)
   (COST $5,645,314) - 97.34%                                  $5,733,422
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.66%                     156,486
                                                               ----------
TOTAL NET ASSETS - 100.00%                                     $5,889,908
                                                               ==========

FOOTNOTES

Percentages are stated as a percent of net assets.

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) - CONTINUED (SHOWING PERCENTAGE OF TOTAL NET ASSETS)

Key to Currency Abbreviations

AUD     - Australian Dollar
CAD     - Canadian Dollar
CZK     - Czech Koruna
DKK     - Danish Krone
EUR     - European Currency
FIM     - Finnish Markka
FRF     - French Franc
DEM     - German Deutsche Mark
GBP     - British Pound
GRD     - Greek Drachma
HKD     - Hong Kong Dollar
HUF     - Hungarian Forint
ITL     - Italian Lira
IEP     - Irish Punt
JPY     - Japanese Yen
MXN     - Mexican Peso
NLG     - Netherlands Guilder
NZD     - New Zealand Dollar
NOK     - Norweigan Krone
PLZ     - Polish Zloty
SEK     - Sweedish Krona
SGD     - Singapore Dollar
ZAR     - South African Rand

Key to Security Abbreviations and Legend

ADR     - American Depository Receipts
ADS     - American Depository Shares
CDO     - Collateralized Debt Obligation
ESOP    - Employee Stock Ownership Program
EWCO    - European Written Call Option
GDR     - Global Depository Receipts
GTD     - Guaranteed
MTN     - Medium Term Note
NIM     - Net Interest Margin
IO      - Interest Only (Carries notional principal amount)
OTC     - Over The Counter
PLC     - Public Limited Company
PIK     - Paid In Kind
PO      - Principal Only
REIT    - Real Estate Investment Trust
REMIC   - Real Estate Mortgage Investment Conduit
SBI     - Shares Beneficial Interest
SADR    - Sponsored American Depository Receipts
SPDR    - Standard & Poor's Depository Receipts
TBA     - To Be Announced

(caret) Non-Income producing, issuer is in bankruptcy and is in default of interest payments
*         Non-Income Producing
(a)       All or a portion of this security was out on loan
(b)       Floating Rate Note
(c)       Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)       Principal amount of security is adjusted for inflation
(e)       Security Fair Valued on September 30, 2004
**        Purchased on a forward commitment (Note 2)
*** At September 30, 2004 a portion of this security was pledged to cover forward commitments purchased
**** At September 30, 2004 a portion of this security was pledged to cover margin requirements for open futures contracts.

  The accompanying notes are an integral part of the portfolio of investments.

MANUFACTURERS INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN FUTURES CONTRACTS AT SEPTEMBER 30, 2004:

                                                     SALE OF FUTURES CONTRACTS               PURCHASE OF FUTURE CONTRACTS
                                               --------------------------------------   --------------------------------------
                                                 NUMBER                                   NUMBER
                                 EXPIRATION     OF OPEN        NOTIONAL    UNREALIZED    OF OPEN       NOTIONAL      UNREALIZED
                                    DATE       CONTRACTS       AMOUNT     GAIN/(LOSS)   CONTRACTS       AMOUNT       GAIN/(LOSS)
                                    ----       ---------       ------     -----------   ---------      ---------     -----------
AGGRESSIVE GROWTH
E-Mini Russell 2000 Index         Dec-2004                                                     53    $    3,042,200    $   26,467
                                                                                                                       ==========
ALL CAP CORE
Russell 2000 Index                Dec-2004                                                     52    $   14,924,000    $  248,011
S&P 500 Index                     Dec-2004                                                      4         1,114,900       (13,624)
                                                                                                                       ----------
                                                                                                                       $  234,387
                                                                                                                       ==========
EQUITY INDEX
S&P 500 Index                     Dec-2004                                                      5    $    1,393,625   ($    5,915)
                                                                                                                       ==========

STRATEGIC BOND
U.S. Treasury Bonds               Dec-2004                                                    179    $   20,087,156    $  382,521
                                                                                                                       ==========
U.S. 2 yr Treasury Notes          Dec-2004       (178)    ($  37,599,719)   $  3,577
U.S. 5 yr Treasury Notes          Dec-2004       (571)       (63,238,250)  ( 314,336)
U.S. 10 yr Treasury Notes         Dec-2004       (910)      (102,488,750)  (  24,238)
                                                                            --------
                                                                           ($334,997)
STRATEGIC INCOME                                                            ========
U.S. 10 yr Treasury Notes         Dec-2004        (12)    ($   1,351,500)  ($ 12,329)
                                                                            ========
GLOBAL BOND
10 yr German Euro-BUND            Dec-2004                                                    712       $82,342,800      $840,827
Japan 10 yr Govt. Bonds           Dec-2004                                                     66     9,106,020,000       757,386
U.S. 10 yr Treasury Notes         Dec-2004                                                    587        66,110,875       689,844
U.S. Treasury Bonds               Dec-2004                                                     58         6,508,688       (26,187)
Eurodollar                        Jun-2005                                                    221        53,714,050       (52,487)
                                                                                                                       ----------
                                                                                                                       $2,209,383
                                                                                                                       ==========
INVESTMENT QUALITY BOND
U.S. 2 yr Treasury Notes          Dec-2004        (25)    ($   5,280,859)   $  6,540
U.S. 5 yr Treasury Notes          Dec-2004       (239)       (26,469,250)        904
U.S. 10 yr Treasury Notes         Dec-2004       (161)       (18,132,625)  (  44,499)
U.S. Treasury Bonds               Dec-2004        (21)        (2,356,594)  (  19,772)
                                                                            --------
                                                                           ($ 56,827)
                                                                            ========
TOTAL RETURN
10 yr German Euro-BUND            Dec-2004                                                  1,165    $  166,007,202   ($   47,856)
U.S. 10 yr Treasury Notes         Dec-2004                                                  2,101       236,625,125     1,100,777
U.S. 5 yr Treasury Notes          Dec-2004                                                    189        20,931,750        10,242
EURIBOR                           Dec-2004                                                    151             2,344             -
Eurodollar                        Dec-2004                                                    204        49,824,450        (4,600)
U.S. Treasury Bonds               Dec-2004                                                    132        14,812,875       (77,750)
Japan 10 yr Government Bonds      Dec-2004                                                     16        20,032,851       183,130
Eurodollar                        Jun-2005                                                    306        74,373,300       (12,063)
Eurodollar                        Sep-2005                                                    714       173,127,150        65,056
Eurodollar                        Dec-2005                                                    133        32,169,375       164,558
EURIBOR                           Dec-2005                                                    160             2,484             -
                                                                                                                       ----------
                                                                                                                       $1,381,494
                                                                                                                       ==========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS, CONTINUED

                                                       SALE OF FUTURES CONTRACTS               PURCHASE OF FUTURE CONTRACTS
                                                 -------------------------------------    --------------------------------------
                                                  NUMBER                                   NUMBER
                                   EXPIRATION    OF OPEN     NOTIONAL      UNREALIZED      OF OPEN       NOTIONAL     UNREALIZED
                                      DATE      CONTRACTS     AMOUNT       GAIN/(LOSS)    CONTRACTS       AMOUNT     GAIN/(LOSS)
                                      ----      ---------     ------       -----------    ---------       ------     -----------
TOTAL RETURN, CONTINUED
EURIBOR                             Dec-2004       (60)    ($       931)  $   58,207
LIBOR                               Jun-2005       (82)          (3,710)      29,929
                                                                          ----------
                                                                          $   88,136
                                                                          ==========
REAL RETURN BOND
Euro-BUND                           Nov-2004                                                   76      $        944            -
10 yr German Euro-BUND              Dec-2004                                                   76        10,914,239    $  32,912
U.S. 10 yr Treasury Notes           Dec-2004                                                  112        12,614,000      (43,656)
Eurodollar                          Jun-2005                                                   79        19,200,950       (8,887)
                                                                                                                       ---------
                                                                                                                      ($  19,631)
                                                                                                                       =========
U.S. GOVERNMENT SECURITIES
U.S. 5 yr Treasury Notes            Dec-2004      (455)    ($50,391,250) ($   79,852)
                                                                          ==========
U.S. 10 yr Treasury Notes           Dec-2004                                                  115      $ 12,951,875    $  22,582
                                                                                                                       =========
SMALL CAP INDEX
Russell 2000 Index                  Dec-2004                                                   22      $  6,314,000    $ 123,346
                                                                                                                       =========
MID CAP INDEX
S&P Midcap 400 Index                Dec-2004                                                   15      $  4,455,750    $  35,214
                                                                                                                       =========
TOTAL STOCK MARKET INDEX
S&P 500 Index                       Dec-2004                                                   35      $  9,755,375   ($  32,121)
Russell 2000 Index                  Dec-2004                                                    4         1,148,000       23,097
S&P Midcap 400 Index                Dec-2004                                                    2           594,100        3,986
                                                                                                                       ---------
                                                                                                                      ($   5,038)
                                                                                                                       =========
500 INDEX
S&P 500 Index                       Dec-2004                                                   50      $ 13,936,250   ($  56,425)
                                                                                                                       =========

AT SEPTEMBER 30, 2004, THE VALUES OF SECURITIES LOANED AND OF CASH COLLATERAL WERE AS FOLLOWS:

                                        MARKET VALUE OF                                        MARKET VALUE OF
                                          SECURITIES     VALUE OF CASH                            SECURITIES      VALUE OF CASH
                                            LOANED        COLLATERAL                               LOANED           COLLATERAL
                                            ------        ----------                               ------           ----------
Science & Technology                    $ 26,422,000     $ 27,107,477  Classic Value            $    499,142      $    511,745
Pacific Rim (formerly, Pacific
Rim Emerging Markets) (1)                 25,066,859       26,413,100  Utilities                   3,858,313         3,971,320
Emerging Growth                           54,456,601       56,034,488  Real Estate Securities     40,617,268        41,582,432
Aggressive Growth                         82,984,430       85,078,396  Small Cap Opportunities    33,146,771        33,939,283
Emerging Small Company (2)               100,231,204      102,843,216  Small Company Value       119,438,509       122,487,839
Small Company Blend (3)                   46,467,732       47,861,643  Special Value               2,769,606         2,844,092
Small Company                              7,177,456        7,372,260  Mid Cap Value              66,075,563        67,853,677
Dynamic Growth                            30,345,572       31,069,706  All Cap Value              19,686,028        20,181,088
Mid Cap Stock                             76,107,721       78,283,211  Equity Index                  627,729           643,908
Natural Resources                         54,276,635       55,479,626  Fundamental Value          34,530,615        35,339,967
All Cap Growth                            34,768,895       35,586,443  Growth & Income            57,504,052        58,752,063
Strategic Opportunities                   68,876,093       70,773,342  Quantitative Value          7,546,420         7,742,379
Financial Services                         9,649,563        9,900,929  Equity-Income             131,737,674       135,100,212
International Stock                      120,326,350      126,464,922  Income & Value            115,408,388       117,961,125
Overseas                                 153,280,472      159,923,844  Global Allocation (4)      10,383,353        10,827,234
International Small Cap                   42,843,211       45,421,441  High Yield                212,362,169       216,902,071
International Value                      161,662,677      169,440,595  Strategic Bond            121,538,892       124,280,786

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

VALUES OF SECURITIES LOANED AND OF CASH COLLATERAL, CONTINUED

                                                  MARKET VALUE OF      VALUE OF CASH
                                                 SECURITIES LOANED      COLLATERAL
                                                 -----------------      ----------
Quantitative Mid Cap                                $15,179,484         $15,541,985
Mid Cap Core                                          2,747,180           2,815,677
Global (formerly Global Equity)                      73,922,143          77,232,858
Strategic Growth                                     13,087,322          13,399,806
Capital Appreciation                                  6,138,225           6,266,335
U.S. Global Leaders Growth                              330,474             339,150
Quantitative All Cap                                 33,592,358          34,553,958
All Cap Core                                         14,744,289          15,099,230
Large Cap Growth                                     17,850,126          18,385,011
Blue Chip Growth                                     47,258,756          48,380,416
U.S. Large Cap                                       57,419,529          58,757,321
Strategic Value                                       7,253,783           7,466,009
Large Cap Value                                      14,827,295          15,223,644
Strategic Income                                        662,749             688,503
Diversified Bond                                        577,427             588,820
Investment Quality Bond                              20,772,278          21,206,808
Total Return                                          5,554,031           5,671,875
Small Cap Index (5)                                  49,476,050          50,932,392
Mid Cap Index                                        33,157,037          34,009,151
Total Stock Market Index (6)                         11,869,673          12,209,139
500 Index                                            44,239,943          45,417,717
Small-Mid Cap Growth                                    681,871             699,237
Small Mid-Cap                                           140,081             144,308
International Equity Select                             591,927             605,610
Select Growth                                            22,304              22,750
Global Equity Select                                    387,707             407,325

(1) Comprised of $26,403,753 and $9,347 of cash collateral and securities collateral, respectively.

(2) Comprised of $102,810,618 and $32,598 of cash collateral and securities collateral, respectively.

(3) Comprised of $47,860,147 and $1,496 of cash collateral and securities collateral, respectively.

(4) Comprised of $10,802,802 and $24,432 of cash collateral and securities collateral, respectively.

(5) Comprised of $50,928,507 and $3,885 of cash collateral and securities collateral, respectively.

(6) Comprised of $12,197,579 and $11,560 of cash collateral and securities collateral, respectively.

WRITTEN OPTIONS AND INTEREST RATE SWAPS.

THE FOLLOWING IS A SUMMARY OF OPEN WRITTEN OPTIONS OUTSTANDING AT SEPTEMBER 30, 2004:

                                                   HEALTH SCIENCES                AGGRESSIVE GROWTH          ALL CAP GROWTH
                                             ---------------------------      -----------------------    ----------------------
                                             NUMBER OF        PREMIUMS       NUMBER OF      PREMIUMS     NUMBER OF    PREMIUMS
                                             CONTRACTS        RECEIVED       CONTRACTS      RECEIVED     CONTRACTS    RECEIVED
                                             ---------        --------       ---------      --------     ---------    --------
Options outstanding 12/31/2003                  7,741       $ 2,337,298          268       $  29,572          -              -
Options written                                27,717         9,039,619        4,155         386,877        545       $ 65,454
Options closed & expired                      (26,228)       (7,347,249)      (1,592)       (212,005)      (545)       (65,454)
                                             --------       -----------       ------       ---------       ----       --------
Options outstanding at 9/30/2004                9,230       $ 4,029,668        2,831       $ 204,444          -              -
                                             ========       ===========       ======       =========       ====       ========

                                                    GLOBAL BOND                    TOTAL RETURN                  REAL RETURN
                                            --------------------------     ----------------------------    ----------------------
                                            NUMBER OF       PREMIUMS        NUMBER OF        PREMIUMS      NUMBER OF     PREMIUMS
                                            CONTRACTS       RECEIVED        CONTRACTS        RECEIVED      CONTRACTS     RECEIVED
                                            ---------       --------        ---------        --------      ---------     --------
Options outstanding at 12/31/2003           46,270,139    $ 1,181,725      102,500,773     $ 3,584,637     60,400,000    $526,152
Options written                             42,100,800      1,081,960       15,504,099       2,729,529              -           -
Options closed & expired                    (52,970,59)    (1,105,992)     (47,903,353)     (2,995,174)             -           -
                                            ----------    -----------      -----------     -----------     ----------    --------
Options outstanding at 9/30/2004            35,400,344    $ 1,157,693       70,101,519     $ 3,318,992     60,400,000    $526,152
                                            ==========    ===========      ===========     ===========     ==========    ========

                                                                                         NUMBER OF
  PORTFOLIO                           DESCRIPTION                              TYPE      CONTRACTS  EXPIRATION DATE      VALUE
  ---------                           -----------                              ----      ---------  ---------------      -----
HEALTH SCIENCES
                     Anthem Inc. (Strike price of $85.00)                      Call          82         Oct-04         ($26,240)
                     Gilead Sciences, Inc. (Strike price of $37.50)            Put           38         Oct-04           (4,180)
                     ImClone Systems, Inc. (Strike price of $55.00)            Call          38         Oct-04           (3,230)
                     Gilead Sciences, Inc. (Strike price of $35.00)            Call         230         Nov-04          (76,820)
                     Neurocrine Biosciences, Inc. (Strike price of $60.00)     Put           55         Nov-04          (70,400)
                     Nektar Therapeutics (Strike price of $25.00)              Put           60         Nov-04          (62,400)
                     ImClone Systems, Inc. (Strike price of $55.00)            Call         114         Nov-04          (34,200)
                     Gilead Sciences, Inc. (Strike price of $35.00)            Put          120         Nov-04          (13,800)
                     ImClone Systems Inc. (Strike price of $65.00)             Call         199         Nov-04          (12,935)
                     Cephalon, Inc. (Strike price of $50.00)                   Put           38         Nov-04          (12,920)
                     Amgen, Inc. (Strike price of $60.00)                      Call         155         Nov-04          (11,625)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT SEPTEMBER 30, 2004, CONTINUED

                                                                                              NUMBER OF
         PORTFOLIO                              DESCRIPTION                             TYPE  CONTRACTS  EXPIRATION DATE    VALUE
         ---------                              -----------                             ----  ---------  ---------------    -----
HEALTH SCIENCES, CONTINUED
                             Gilead Sciences, Inc. (Strike price of $37.50)             Put       45          Nov-04      ($  9,000)
                             ImClone Systems, Inc. (Strike price of $60.00)             Call      38          Nov-04         (5,510)
                             OSI Pharmaceuticals, Inc. (Strike price of $80.00)         Call      77          Nov-04         (2,310)
                             Neurocrine Biosciences, Inc. (Strike price of $55.00)      Call      39          Nov-04         (1,755)
                             Waters Corp. (Strike price of $40.00)                      Put       24          Nov-04         (1,080)
                             Eyetech Pharmaceuticals, Inc. (Strike price of $40.00)     Put      177          Dec-04       (132,750)
                             Omnicare, Inc. (Strike price of $25.00)                    Call     159          Dec-04        (62,010)
                             Martek Biosciences Corp. (Strike price of $60.00)          Put       50          Dec-04        (53,500)
                             Anthem, Inc. (Strike price of $90.00)                      Call     117          Dec-04        (29,835)
                             Genentech, Inc. (Strike price of $57.50)                   Call     118          Dec-04        (18,290)
                             Eyetech Pharmaceuticals, Inc. (Strike price of $30.00)     Call      14          Dec-04         (9,380)
                             UnitedHealth Group, Inc. (Strike price of $75.00)          Call      39          Dec-04         (9,360)
                             Indevus Pharmaceuticals, Inc. (Strike price of $7.50)      Put       67          Dec-04         (7,705)
                             Martek Biosciences Corp. (Strike price of $60.00)          Call      84          Dec-04         (7,140)
                             Nabi Biopharmaceuticals (Strike price of $15.00)           Call      42          Dec-04         (3,780)
                             Community Health Systems, Inc. (Strike price of $30.00)    Call      38          Dec-04         (1,330)
                             OSI Pharmaceuticals, Inc. (Strike price of $80.00)         Put      146          Jan-05       (283,240)
                             MGI Pharma, Inc. (Strike price of $32.50)                  Put      192          Jan-05       (119,040)
                             Genentech, Inc. (Strike price of $62.50)                   Put      111          Jan-05       (117,660)
                             Andrx Corp. Del (Strike price of $30.00)                   Put      123          Jan-05        (99,630)
                             Sepracor, Inc. (Strike price of $55.00)                    Put      127          Jan-05        (97,790)
                             Boston Scientific Corp. (Strike price of $45.00)           Put      124          Jan-05        (75,640)
                             Forest Labs Inc. (Strike price of $55.00)                  Put       69          Jan-05        (70,380)
                             Boston Scientific Corp. (Strike price of $40.00)           Call     230          Jan-05        (65,550)
                             Caremark Rx Inc. (Strike price of $40.00)                  Put       70          Jan-05        (54,600)
                             Elan PLC (Strike price of $25.00)                          Put      124          Jan-05        (53,320)
                             Sepracor, Inc. (Strike price of $50.00)                    Put       91          Jan-05        (49,140)
                             Cephalon Inc. (Strike price of $50.00)                     Call     210          Jan-05        (48,300)
                             Anthem, Inc. (Strike price of $90.00)                      Put       84          Jan-05        (45,360)
                             Cardinal Health, Inc. (Strike price of $50.00)             Put       56          Jan-05        (36,400)
                             Cephalon, Inc. (Strike price of $55.00)                    Put       39          Jan-05        (29,640)
                             Genentech, Inc. (Strike price of $60.00)                   Call     237          Jan-05        (29,625)
                             Guidant Corp. (Strike price of $70.00)                     Call     119          Jan-05        (29,155)
                             ImClone Systems, Inc. (Strike price of $70.00)             Call     318          Jan-05        (28,620)
                             Chiron Corp. (Strike price of $50.00)                      Put       41          Jan-05        (25,830)
                             UnitedHealth Group, Inc. (Strike price of $70.00)          Call      39          Jan-05        (24,180)
                             Amylin Pharmaceuticals, Inc (Strike price of $22.50)       Put       75          Jan-05        (24,000)
                             Amgen, Inc. (Strike price of $60.00)                       Call     136          Jan-05        (23,120)
                             ImClone Systems Inc. (Strike price of $60.00)              Call      77          Jan-05        (23,100)
                             Medtronic Inc. (Strike price of $50.00)                    Call      62          Jan-05        (21,700)
                             St Jude Medical, Inc. (Strike price of $75.00)             Put       48          Jan-05        (18,720)
                             Biogen Idec, Inc. (Strike price of $70.00)                 Call     116          Jan-05        (18,560)
                             Stryker Corp. (Strike price of $50.00)                     Put       48          Jan-05        (17,280)
                             Guidant Corp. (Strike price of $60.00)                     Put       87          Jan-05        (16,965)
                             MGI Pharma, Inc. (Strike price of $32.50)                  Call     242          Jan-05        (16,940)
                             Biomet, Inc. (Strike price of $50.00)                      Put       34          Jan-05        (14,960)
                             Elan Corp. PLC (Strike price of $30.00)                    Call     116          Jan-05        (13,920)
                             Celgene Corp. (Strike price of $50.00)                     Put       55          Jan-05        (13,750)
                             Invitrogen Corp. (Strike price of $50.00)                  Put       59          Jan-05        (13,570)
                             Onyx Pharmaceuticals, Inc. (Strike price of $35.00)        Put       72          Jan-05        (12,600)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT SEPTEMBER 30, 2004, CONTINUED

                                                                                            NUMBER OF
         PORTFOLIO                         DESCRIPTION                                TYPE  CONTRACTS  EXPIRATION DATE     VALUE
         ---------                         -----------                                ----  ---------  ---------------     -----
HEALTH SCIENCES, CONTINUED
                             Allergan, Inc. (Strike price of $80.00)                  Put       15         Jan-05       ($   12,450)
                             Cephalon, Inc. (Strike price of $50.00)                  Put       30         Jan-05           (12,300)
                             Allergan, Inc. (Strike price of $70.00)                  Put       49         Jan-05           (11,515)
                             Amgen, Inc. (Strike price of $65.00)                     Call     193         Jan-05           (10,615)
                             Celgene (Strike price of $45.00)                         Put       79         Jan-05            (9,480)
                             Anthem, Inc. (Strike price of $90.00)                    Call      29         Jan-05            (8,990)
                             Allergan, Inc. (Strike price of $80.00)                  Call      74         Jan-05            (8,510)
                             Guidant Corp. (Strike price of $55.00)                   Put       79         Jan-05            (7,505)
                             Wyeth (Strike price of $40.00)                           Put       20         Jan-05            (7,000)
                             ImClone Systems, Inc. (Strike price of $65.00)           Call      38         Jan-05            (6,460)
                             Onyx Pharmaceuticals, Inc. (Strike price of $60.00)      Call      80         Jan-05            (6,000)
                             AmerisourceBergen Corp. (Strike price of $60.00)         Call      60         Jan-05            (5,100)
                             UnitedHealth Group, Inc. (Strike price of $65.00)        Put       39         Jan-05            (3,900)
                             Amylin Pharmaceuticals, Inc. (Strike price of $22.50)    Call      28         Jan-05            (3,640)
                             Medtronic, Inc. (Strike price of $50.00)                 Put       24         Jan-05            (3,120)
                             OSI Pharmaceuticals, Inc. (Strike price of $90.00)       Call      58         Jan-05            (2,610)
                             Taro Pharma Industries (Strike price of $40.00)          Call      28         Jan-05              (280)
                             Neurocrine Biosciences, Inc. (Strike price of $60.00)    Put       62         Feb-05           (81,840)
                             ImClone Systems, Inc. (Strike price of $60.00)           Call     115         Feb-05           (39,100)
                             Dade Behring Holdings, Inc. (Strike price of $60.00)     Put       55         Feb-05           (34,100)
                             ImClone Systems, Inc. (Strike price of $65.00)           Call     153         Feb-05           (26,010)
                             Gen Probe, Inc. (Strike price of $45.00)                 Call      77         Feb-05           (20,020)
                             Alkermes, Inc. (Strike price of $15.00)                  Put       51         Feb-05           (19,380)
                             Forest Labs, Inc. (Strike price of $50.00)               Call     116         Feb-05           (18,560)
                             Alexion Pharmaceuticals, Inc. (Strike price of $20.00)   Put       50         Feb-05           (17,000)
                             Protein Design Labs, Inc. (Strike price of $22.50)       Call     117         Feb-05           (15,210)
                             Gen Probe, Inc. (Strike price of $50.00)                 Call     103         Feb-05           (14,420)
                             ImClone Systems, Inc. (Strike price of $70.00)           Call      38         Feb-05            (4,560)
                             Neurocrine Biosciences, Inc. (Strike price of $65.00)    Call      75         Feb-05            (2,250)
                             Eyetech Pharmaceuticals, Inc. (Strike price of $40.00)   Put       84         Mar-05           (76,440)
                             Omnicare, Inc. (Strike price of $25.00)                  Call      38         Mar-05           (18,240)
                             Cardinal Health, Inc. (Strike price of $50.00)           Call     116         Mar-05           (16,820)
                             Stryker Corp. (Strike price of $50.00)                   Put       40         Mar-05           (15,200)
                             Zimmer Holdings, Inc. (Strike price of $75.00)           Put       29         Mar-05           (11,600)
                             Anthem, Inc. (Strike price of $95.00)                    Call      39         Mar-05           (10,140)
                             Medicines Co(Strike price of $30.00)                     Put       66         Apr-05           (46,860)
                             Amgen, Inc. (Strike price of $60.00)                     Call     155         Apr-05           (41,850)
                             Serologicals Corp. (Strike price of $22.50)              Put       13         Apr-05            (2,535)
                             Sepracor, Inc. (Strike price of $55.00)                  Put       71         Jan-06           (83,780)
                             Elan Corp. PLC(Strike price of $30.00)                   Put       77         Jan-06           (73,920)
                             Elan Corp. PLC (Strike price of $25.00)                  Put      108         Jan-06           (70,200)
                             Forest Labs, Inc. (Strike price of $55.00)               Put       44         Jan-06           (52,360)
                             Accredo Health, Inc. (Strike price of $30.00)            Put       54         Jan-06           (38,880)
                             Celgene Corp. (Strike price of $60.00)                   Put       38         Jan-06           (38,760)
                             CV Therapeutics, Inc. (Strike price of $15.00)           Put       75         Jan-06           (33,750)
                             Baxter International, Inc. (Strike price of $35.00)      Put       59         Jan-06           (29,500)
                             Merck & Company, Inc. (Strike price of $30.00)           Put       77         Jan-06           (19,635)
                             Pfizer, Inc. (Strike price of $32.50)                    Call      78         Jan-06           (18,720)
                                                                                                                        -----------
                                                                                                                        ($3,426,885)
                                                                                                                        ===========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT SEPTEMBER 30, 2004, CONTINUED

                                                                                          NUMBER OF
    PORTFOLIO                           DESCRIPTION                               TYPE    CONTRACTS   EXPIRATION DATE      VALUE
    ---------                           -----------                               ----    ---------   ---------- ----      -----
AGGRESSIVE GROWTH
                   Urban Outfitters, Inc. (Strike price of $30.00)                Call           33        Oct-04       ($   14,190)
                   FLIR Systems, Inc. (Strike price of $65.00)                    Call           19        Oct-04              (380)
                   Pixar (Strike price of $80.00)                                 Call           30        Oct-04            (3,300)
                   Patterson-UTI Energy, Inc. (Strike price of $20.00)            Call          535        Nov-04           (34,775)
                   Marvell Technology Group, Ltd. (Strike price of $30.00)        Call          366        Nov-04           (21,960)
                   Symantec Corp. (Strike price of $55.00)                        Call          194        Oct-04           (25,220)
                   Cephalon, Inc. (Strike price of $45.00)                        Call           83        Oct-04           (30,710)
                   Invitrogen Corp. (Strike price of $55.00)                      Call           90        Oct-04           (12,150)
                   Urban Outfitters, Inc. (Strike price of $35.00)                Call          527        Oct-04           (34,255)
                   Red Hat, Inc. (Strike price of $12.50)                         Call          760        Oct-04           (30,400)
                   Chicos FAS Inc. (Strike price of $35.00)                       Call          194        Oct-04           (13,580)
                                                                                                                        -----------
                                                                                                                        ($  220,920)
                                                                                                                        ===========

GLOBAL BOND
                   Interest Rate Swap 3 Month LIBOR (Strike price of $6.00)       Put     2,500,000        Sep-05       ($   14,738)
                   Interest Rate Swap  (Strike price of $4.375)                   Call    1,000,000        Dec-06           (17,731)
                   Swap Option 3 Month LIBOR (Strike price of $4.00)              Call    2,500,000        Sep-05           (27,770)
                   Interest Rate Swap (Strike price of $3.00)                     Call    6,900,000        Aug-05          (523,931)
                   Interest Rate Swap (Strike price of $3.00)                     Put     6,900,000        Aug-05          (523,931)
                   Swap Option 3 Month LIBOR (Strike price of $5.75)              Put       700,000        Aug-05           (53,152)
                   Swap Option 3 Month LIBOR (Strike price of $5.75)              Call      700,000        Aug-05           (53,152)
                   Interest Rate Swap (Strike price of $6.00)                     Put     7,100,000        Oct-04                (7)
                   Interest Rate Swap (Strike price of $3.80)                     Call    7,100,000        Oct-04                (7)
                   U S Treasury Notes 10 Year Futures (Strike price of $114.00)   Call          233        Nov-04          (134,703)
                   U S Treasury Notes 10 Year Futures (Strike price of $115.00)   Call          111        Nov-04           (36,422)
                                                                                                                        -----------
                                                                                                                        ($1,385,544)
                                                                                                                        ===========

TOTAL RETURN
                   Interest Rate Swap (Strike price of $5.97)                     Call   13,200,000        Oct-04       ($1,439,500)
                   Interest Rate Swap (Strike price of $5.97)                     Put    13,200,000        Oct-04                 -
                   Interest Rate Swap (Strike price of $6.70)                     Put    11,600,000        Jun-05            (9,779)
                   Interest Rate Swap (Strike price of $6.00)                     Call   20,000,000        Jun-05        (1,833,820)
                   Swap Option 3 Month LIBOR (Strike price of $6.00)              Put     3,400,000        Oct-04                 -
                   Swap Option 3 Month LIBOR (Strike price of $6.00)              Call    3,400,000        Oct-04          (373,898)
                   OTC EWCO 3 Month LIBOR (Strike price of $3.80)                 Call    5,300,000        Oct-04                 -
                   U S Treasury Notes 10Year Futures (Strike price of $110.00)    Put           413        Nov-04          (141,969)
                   U S Treasury Notes 10Year Futures (Strike price of $114.00)    Call          904        Nov-04          (522,625)
                   U S Treasury Notes 10Year Futures (Strike price of $111.00)    Put           202        Nov-04          (107,313)
                                                                                                                        -----------
                                                                                                                        ($4,428,903)
                                                                                                                        ===========

REAL RETURN BOND
                   Interest Rate Swap (Strike price of $4.00)                     Call   15,100,000        Nov-04       ($    1,601)
                   Interest Rate Swap  (Strike price of $7.00)                    Put    15,100,000        Nov-04                (2)
                   EWPO 3ml (Strike price of$6.50)                                Put     6,800,000        Oct-04                (7)
                   Interest Rate Swap (Strike price of $4.00)                     Call    6,800,000        Oct-04              (422)
                   Interest Rate Swap (Strike price of $6.00)                     Put     8,300,000        Oct-04                (1)
                   Interest Rate Swap (Strike price of $3.80)                     Call    8,300,000        Oct-04                 -
                                                                                                                        -----------
                                                                                                                        ($    2,031)
                                                                                                                        ===========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, TOTAL RETURN AND REAL RETURN BOND AS OF SEPTEMBER 30, 2004:

                                                                                                                        UNREALIZED
                                        EFFECTIVE   TERMINATION                                                       APPRECIATION
NOTIONAL AMOUNT         COUNTER PARTY      DATE         DATE        PAYMENT                RECEIPT       FREQUENCY    (DEPRECIATION)
---------------         -------------      ----         ----        -------                -------       ---------    --------------
GLOBAL BOND
       3,100,000  USD  Bank of America    8/1/2004    11/1/2004  1 Month - 39 BP LIBOR  Lehman CMBS +     monthly      $     7,742
         500,000  USD  Bank of America  12/15/2004   12/15/2014       Fixed 5.00%       3 Month LIBOR  semi-annually       (14,614)
      15,100,000  USD  Bank of America  12/15/2004   12/15/2024       Fixed 6.00%       3 Month LIBOR  semi-annually    (1,519,085)
         800,000  EUR   Barclays Bank    3/15/2005    3/15/2007      6 Month LIBOR       Fixed 4.00%      annually          19,462
      22,000,000  EUR   Barclays Bank    6/17/2005    6/17/2008      6 Month LIBOR       Fixed 4.00%      annually         528,747
      44,100,000  SEK   Barclays Bank    6/17/2005    6/17/2008      3 Month LIBOR       Fixed 4.50%      annually          74,865
       4,300,000  EUR   Barclays Bank    6/17/2005    6/17/2010      6 Month LIBOR       Fixed 4.00%      annually          66,251
       9,900,000  EUR   Barclays Bank    6/16/2004    6/16/2011       Fixed 3.75%       6 Month LIBOR     annually         (23,429)
      12,300,000  EUR     Citibank       6/17/2002    6/18/2012       Fixed 5.00%       6 Month LIBOR     annually      (1,155,681)
       1,340,000  EUR     Citibank      12/15/2004   12/15/2014       Fixed 4.00%       6 Month LIBOR     annually          23,013
      43,000,000  HKD   Goldman Sachs     2/8/2001     2/8/2006      Fixed 5.753%       3 Month HIBOR    quarterly        (284,769)
      58,600,000  HKD   Goldman Sachs   12/17/2003   12/17/2008      Fixed 4.235%       3 Month HIBOR  semi-annually      (312,501)
     310,000,000  JPY   Goldman Sachs    3/21/2002    9/12/2011       Fixed 1.30%       6 Month LIBOR  semi-annually       (40,455)
     670,000,000  JPY   Goldman Sachs    6/15/2005    6/15/2012       Fixed 2.00%       6 Month LIBOR  semi-annually      (276,370)
         200,000  EUR   Goldman Sachs    6/17/2002    6/17/2012       Fixed 5.00%       6 Month LIBOR  semi-annually       (18,792)
       3,200,000  USD   Goldman Sachs   12/15/2004   12/15/2014       Fixed 5.00%       3 Month LIBOR  semi-annually       (93,530)
         500,000  GBP   Goldman Sachs    3/15/2011    3/15/2016      6 Month LIBOR       Fixed 5.50%   semi-annually        (8,233)
       3,600,000  GBP   Goldman Sachs    3/20/2013    3/20/2018       Fixed 5.00%       6 Month LIBOR  semi-annually        21,129
       4,800,000  EUR   Goldman Sachs    3/20/2013    3/20/2018      6 Month LIBOR       Fixed 6.00%      annually         133,401
      74,300,000  SEK     JP Morgan      6/17/2005    6/17/2008      3 Month LIBOR       Fixed 4.50%      annually         126,283
      10,600,000  EUR     JP Morgan      3/15/2012    3/15/2017     6 Month EURIBOR      Fixed 6.00%   semi-annually       334,304
      20,200,000  GBP     JP Morgan      3/20/2013    3/20/2018       Fixed 5.00%       6 Month LIBOR  semi-annually       118,556
      32,100,000  EUR     JP Morgan      3/20/2013    3/20/2018      6 Month LIBOR       Fixed 6.00%   semi-annually       892,118
         100,000  USD  Lehman Brothers   7/28/2004    7/28/2005           N/A            Fixed 1.00%   semi-annually            90
       3,200,000  USD  Lehman Brothers  12/15/2004   12/15/2009       Fixed 4.00%       3 Month LIBOR  semi-annually       (10,763)
     325,000,000  JPY  Lehman Brothers  12/20/2004   12/20/2013       Fixed 2.00%       6 Month LIBOR  semi-annually      (136,007)
         800,000  USD  Lehman Brothers  12/15/2004   12/15/2024       Fixed 6.00%       3 Month LIBOR  semi-annually       (80,481)
      17,000,000  EUR   Merrill Lynch    3/15/2005    3/15/2007      6 Month LIBOR       Fixed 4.00%   semi-annually       413,576
      44,300,000  SEK   Merrill Lynch    6/17/2005    6/17/2008    3 Month STIBOR++      Fixed 4.50%      annually          75,205
       6,200,000  GBP   Merrill Lynch    3/20/2013    3/20/2018       Fixed 5.00%       6 Month LIBOR  semi-annually        36,388
       1,700,000  USD  Morgan Stanley    6/16/2004    6/16/2014       Fixed 5.00%       3 Month LIBOR  semi-annually       (49,688)
       1,470,000  GBP  Morgan Stanley    3/15/2011    3/15/2016      6 Month LIBOR       Fixed 5.50%   semi-annually       (24,204)
       4,100,000  GBP  Morgan Stanley    3/15/2012    3/15/2017       Fixed 5.00%       6 Month LIBOR  semi-annually        35,302
       2,000,000  EUR  Morgan Stanley    9/17/2001    3/15/2031      6 Month LIBOR       Fixed 6.00%   semi-annually      (492,909)
       3,900,000  EUR  Morgan Stanley    6/17/2002   12/15/2031     6 Month EURIBOR      Fixed 5.50%   semi-annually      (592,593)
      20,500,000  GBP    UBS Warburg     6/15/2006    6/15/2008      6 Month LIBOR       Fixed 5.00%   semi-annually      (119,601)
       9,800,000  USD    UBS Warburg     6/18/2003    6/18/2010       Fixed 5.00%       3 Month LIBOR  semi-annually      (531,663)
     330,000,000  JPY    UBS Warburg     3/22/2004    3/20/2012       Fixed 0.80%       6 Month LIBOR  semi-annually        80,624
       1,100,000  EUR    UBS Warburg    12/15/2004   12/15/2014       Fixed 5.00%       6 Month LIBOR     annually         (92,594)
       6,100,000  EUR    UBS Warburg    12/15/2004   12/15/2014       Fixed 4.00%       6 Month LIBOR     annually         104,761
      45,800,000  USD    UBS Warburg    12/15/2004   12/15/2014       Fixed 5.00%       3 Month LIBOR  semi-annually    (1,338,648)
       1,400,000  GBP    UBS Warburg     3/15/2012    3/15/2017       Fixed 5.00%       6 Month LIBOR  semi-annually        12,054
       8,200,000  GBP    UBS Warburg     3/20/2013    3/20/2018       Fixed 5.00%       6 Month LIBOR  semi-annually        48,127
       9,800,000  EUR    UBS Warburg     3/20/2013    3/20/2018      6 Month LIBOR       Fixed 6.00%      annually         272,360
                                                                                                                       -----------
                                                                                                                      ($ 3,792,252)
                                                                                                                       ===========

TOTAL RETURN
       2,400,000  USD  Bank of America   11/1/2004   12/31/2004  1 Month - 33 BP LIBOR  Lehman CMBS +     monthly                -
       1,200,000  USD  Bank of America  12/15/2004   12/15/2009      3 Month LIBOR       Fixed 4.00%   semi-annually   $     4,036
         500,000  USD   Barclays Bank   12/15/2004   12/15/2006      3 Month LIBOR       Fixed 4.00%   semi-annually         8,540
     109,900,000  USD   Barclays Bank   12/15/2004   12/15/2009      3 Month LIBOR       Fixed 4.00%   semi-annually       370,354

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2004, CONTINUED

                                                                                                                      UNREALIZED
                                         EFFECTIVE  TERMINATION                                                       APPRECIATION
    NOTIONAL AMOUNT      COUNTER PARTY     DATE        DATE            PAYMENT            RECEIPT       FREQUENCY    (DEPRECIATION)
    ---------------      -------------     ----        ----            -------            -------       ---------    --------------
TOTAL RETURN, CONTINUED
        6,300,000  GBP   Barclays Bank   6/16/2004   6/16/2011      6 Month LIBOR       Fixed 5.00%   semi-annually  ($  103,847)
        6,000,000  GBP   Barclays Bank   6/18/2014   6/18/2034       Fixed 5.00%       6 Month LIBOR  semi-annually     (273,096)
       19,600,000  EUR     Citigroup     6/17/2005   6/17/2008      6 Month LIBOR       Fixed 4.00%      annually        428,177
        5,600,000  EUR   Goldman Sachs   6/17/2005   6/17/2008      6 Month LIBOR       Fixed 4.00%      annually        123,987
      258,000,000  JPY   Goldman Sachs   6/15/2005   6/15/2012       Fixed 2.00%       6 Month LIBOR  semi-annually     (106,423)
        2,800,000  USD   Goldman Sachs  12/15/2004  12/15/2014      3 Month LIBOR       Fixed 5.00%   semi-annually       81,839
        3,200,000  GBP   Goldman Sachs   3/15/2012   3/15/2017       Fixed 5.00%       6 Month LIBOR  semi-annually       27,553
        7,100,000  EUR   Goldman Sachs   3/15/2012   3/15/2017      6 Month LIBOR       Fixed 6.00%      annually        223,921
        2,000,000  USD     JP Morgan      8/4/2005    8/4/2005           N/A            Fixed 0.98%   semi-annually         (460)
       28,900,000  EUR     JP Morgan    12/21/2005  12/21/2007      6 Month LIBOR       Fixed 4.00%      annually        429,279
          600,000  GBP     JP Morgan     3/15/2012   3/15/2017       Fixed 5.00%       6 Month LIBOR  semi-annually        5,166
        1,000,000  EUR     JP Morgan     3/15/2012   3/15/2017      6 Month LIBOR       Fixed 6.00%   semi-annually       31,538
        1,800,000  GBP     JP Morgan     3/15/2017   3/15/2032      6 Month LIBOR       Fixed 5.00%      annually        (68,614)
        3,300,000  EUR     JP Morgan     3/15/2017   3/15/2032      6 Month LIBOR       Fixed 6.00%      annually        141,875
          900,000  GBP     JP Morgan     6/18/2014   6/18/2034       Fixed 5.00%       6 Month LIBOR  semi-annually      (40,964)
       14,300,000  EUR     JP Morgan     6/18/2014   6/18/2034      6 Month LIBOR       Fixed 6.00%   semi-annually      920,824
       34,400,000  EUR   Merrill Lynch   3/15/2005   3/15/2007      6 Month LIBOR       Fixed 4.00%      annually        836,884
        1,900,000  USD  Morgan Stanley  12/15/2004  12/15/2014      3 Month LIBOR       Fixed 5.00%   semi-annually       55,533
        2,500,000  USD  Morgan Stanley   3/31/2004   9/30/2004  1 Month - 65 BP LIBOR   Lehman Index  semi-annually      (75,399)
      390,000,000  JPY  Morgan Stanley   6/15/2005   6/15/2012       Fixed 2.00%       6 Month LIBOR  semi-annually     (160,872)
       64,700,000  USD    UBS Warburg   12/15/2004  12/15/2009      3 Month LIBOR       Fixed 4.00%   semi-annually      217,609
        6,200,000  GBP    UBS Warburg    6/16/2004   6/16/2011      6 Month LIBOR       Fixed 5.00%   semi-annually     (102,199)
    1,005,000,000  JPY    UBS Warburg    6/15/2005   6/15/2012       Fixed 2.00%       6 Month LIBOR  semi-annually     (414,555)
       26,300,000  USD    UBS Warburg   12/15/2004  12/15/2024       Fixed 6.00%       3 Month LIBOR  semi-annually   (2,647,499)
        3,100,000  GBP    UBS Warburg    6/18/2014   6/18/2034       Fixed 5.00%       6 Month LIBOR  semi-annually     (141,099)
        1,200,000  GBP    UBS Warburg    3/15/2012   3/15/2017      6 Month LIBOR       Fixed 5.00%   semi-annually       10,332
        1,700,000  GBP    UBS Warburg    3/15/2017   3/15/2032      6 Month LIBOR       Fixed 5.00%      annually        (64,802)
        2,700,000  EUR    UBS Warburg    3/15/2017   3/15/2032      6 Month LIBOR       Fixed 6.00%   semi-annually      116,080
                                                                                                                     -----------
                                                                                                                     ($  166,302)
                                                                                                                     ===========

REAL RETURN BOND
         8,300,000 USD  Bank of America 12/15/2004  12/15/2014       Fixed 5.0%        3 Month LIBOR  semi-annually  ($  242,592)
        10,400,000 USD  Bank of America 12/18/2013  12/18/2033       Fixed 6.0%        3 Month LIBOR  semi-annually        2,286
         7,600,000 EUR   Barclays Bank   6/17/2005   6/17/2010      6 Month LIBOR        Fixed 4.0%       annual         108,713
         7,500,000 EUR   Barclays Bank   6/17/2005   6/17/2015      6 Month LIBOR        Fixed 5.0%   semi-annually      503,784
        15,500,000 USD   Goldman Sachs  12/15/2004  12/15/2014       Fixed 5.0%        3 Month LIBOR  semi-annually     (453,408)
         6,000,000 USD   Goldman Sachs  12/18/2013  12/18/2033       Fixed 6.0%        3 Month LIBOR      annual           1,706
         4,900,000 USD  JP Morgan Chase 12/15/2004  12/15/2014       Fixed 5.0%        3 Month LIBOR  semi-annually     (143,218)
         4,900,000 USD      UBS AG      12/15/2004  12/15/2014      3 Month LIBOR        Fixed 5.0%   semi-annually     (143,218)
                                                                                                                     -----------
                                                                                                                     ($  365,947)
                                                                                                                     ===========

++ Stockholm Interbank Offered Rate
+ Commercial Mortgage-Backed Securities

At September 30, 2004, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                                TAX BASIS
                                                                             NET UNREALIZED        TAX BASIS          TAX BASIS
                                                                              APPRECIATION         UNREALIZED         UNREALIZED
                      PORTFOLIO                           TAX BASIS COST     (DEPRECIATION)       APPRECIATION       DEPRECIATION
                      ---------                           --------------     --------------       ------------       ------------
Science & Technology                                      $  587,656,724     ($  55,461,413)     $   42,606,561     $   98,067,974
Pacific Rim  (formerly, Pacific Rim Emerging Markets)        114,471,394          5,159,875          12,172,363          7,012,488

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

FEDERAL TAX INFORMATION, CONTINUED

                                                                                TAX BASIS
                                                                             NET UNREALIZED        TAX BASIS          TAX BASIS
                                                                              APPRECIATION         UNREALIZED         UNREALIZED
           PORTFOLIO                                      TAX BASIS COST     (DEPRECIATION)       APPRECIATION       DEPRECIATION
           ---------                                      --------------     --------------       ------------       ------------
Health Sciences                                           $  181,608,795     $   14,246,491      $   28,660,650     $   14,414,159
Emerging Growth                                              314,661,130          3,791,493          17,952,461         14,160,968
Aggressive Growth                                            449,524,065         24,893,630          42,694,531         17,800,901
Emerging Small Company                                       521,976,045         39,724,181          85,314,479         45,590,298
Small Company Blend                                          238,027,154         (1,038,443)         27,861,741         28,900,184
Small Company                                                 47,891,359          2,168,384           3,555,841          1,387,457
Dynamic Growth                                               165,043,554         19,783,171          24,103,217          4,320,046
Mid Cap Stock                                                500,592,246         68,736,431          79,262,513         10,526,082
Natural Resources                                            409,725,931         87,079,460          88,723,884          1,644,424
All Cap Growth                                               550,094,099         47,800,522          66,641,997         18,841,475
Strategic Opportunities                                      524,946,721         27,821,137          52,802,903         24,981,766
Financial Services                                            86,456,606         14,283,072          16,054,790          1,771,718
International Stock                                          584,211,112         64,348,537          69,304,414          4,955,877
Overseas                                                     823,909,251         19,235,662          56,110,820         36,875,158
International Small Cap                                      375,707,447         81,666,127          88,839,188          7,173,061
International Value                                          782,491,351         62,753,552          80,436,639         17,683,087
Quantitative Mid Cap                                         129,191,383         15,148,011          16,740,692          1,592,681
Mid Cap Core                                                  61,818,640          3,447,472           4,824,437          1,376,965
Global (formerly, Global Equity)                             420,801,532          9,401,899          30,649,247         21,247,348
Strategic Growth                                             358,788,651         (2,768,276)         18,382,723         21,150,999
Capital Appreciation                                         205,048,670         17,044,751          24,002,040          6,957,289
U.S. Global Leaders Growth                                     7,607,313            (94,776)            212,651            307,427
Quantitative All Cap                                         344,956,771          2,225,119          15,036,007         12,810,888
All Cap Core                                                 260,123,343          9,061,483          19,557,789         10,496,306
Large Cap Growth                                             458,196,162         11,070,647          48,452,670         37,382,023
Blue Chip Growth                                           1,535,366,136        115,368,670         238,249,313        122,880,643
U.S. Large Cap                                               794,160,925         72,024,187         102,275,459         30,251,272
Core Equity                                                  353,088,134         (2,638,052)         14,556,896         17,194,948
Strategic Value                                              139,665,502          5,797,314          12,023,187          6,225,873
Large Cap Value                                              141,034,468          7,623,799           9,815,705          2,191,906
Classic Value                                                 10,825,601             82,903             291,199            208,296
Utilities                                                     72,287,783          7,204,192           8,625,546          1,421,354
Real Estate Securities                                       751,539,245        101,253,966         101,384,598            130,632
Small Cap Opportunities                                      186,057,293         21,909,333          25,242,906          3,333,573
Small Company Value                                          662,748,569        149,560,653         164,880,968         15,320,315
Special Value                                                 26,533,387          3,919,196           4,336,483            417,287
Mid Cap Value                                                553,922,791         97,075,824         110,942,453         13,866,629
Value                                                        278,635,080         39,726,888          45,593,017          5,866,129
All Cap Value                                                314,178,718         42,520,972          48,926,476          6,405,504
Equity Index                                                  86,575,511         (8,589,536)         11,451,987         20,041,523
Fundamental Value                                            634,852,973        105,521,406         113,760,998          8,239,592
Growth & Income                                            1,453,935,688         37,516,660         151,907,906        114,391,246
Great Companies-America                                        2,299,932            165,919             217,904             51,985
Quantitative Value                                           192,940,978          9,068,293          11,377,667          2,309,374
Equity-Income                                              1,723,214,552        135,951,832         242,680,939        106,729,107
Income & Value                                               788,064,762         60,956,944          80,354,587         19,397,643
Global Allocation                                            174,195,667          7,724,399          12,005,820          4,281,421

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

FEDERAL TAX INFORMATION, CONTINUED

                                                                                TAX BASIS
                                                                             NET UNREALIZED        TAX BASIS          TAX BASIS
                                                                              APPRECIATION         UNREALIZED         UNREALIZED
          PORTFOLIO                                       TAX BASIS COST     (DEPRECIATION)       APPRECIATION       DEPRECIATION
          ---------                                       --------------     --------------       ------------       ------------
High Yield                                                $1,395,313,320     $   27,853,977      $   65,333,862     $   37,479,885
Strategic Bond                                             1,106,838,873         14,433,767          26,053,123         11,619,356
Strategic Income                                              14,392,646            462,496             484,707             22,211
Global Bond                                                  720,328,905         15,715,917          18,306,690          2,590,773
Diversified Bond                                             519,691,530          6,681,997           9,598,045          2,916,048
Investment Quality Bond                                      460,826,896         27,238,568          30,856,309          3,617,741
Total Return                                               1,624,834,537         12,300,835          15,742,786          3,441,951
Real Return Bond                                             976,342,252        (15,899,097)            507,922         16,407,019
U.S. Government Securities                                 1,164,683,320          2,002,385           5,093,777          3,091,392
Money Market                                                 232,770,605         18,081,593          32,810,469         14,728,876
Small Cap Index                                              231,694,457         19,366,848          35,836,031         16,469,183
Mid Cap Index                                                199,026,684          2,002,746          25,142,847         23,140,101
Total Stock Market Index                                   1,287,042,074        (75,712,462)        154,067,276        229,779,738
500 Index                                                    641,983,847         35,749,939          49,276,575         13,526,636
Lifestyle Aggressive 1000                                  2,887,046,208        169,149,874         205,604,827         36,454,953
Lifestyle Growth 820                                       3,046,403,725        151,619,881         177,109,721         25,489,840
Lifestyle Balanced 640                                       994,882,933         29,969,234          39,608,095          9,638,861
Lifestyle Moderate 460                                       585,028,543         13,190,216          17,724,697          4,534,481
Lifestyle Conservative 280                                   548,588,251         26,164,144          26,164,144                  -
American Growth                                              213,697,087          7,855,964           7,855,964                  -
American International                                       158,362,492          4,337,167           4,337,167                  -
American Blue Chip Income and Growth                         423,885,535         18,096,963          18,096,963                  -
American Growth-Income                                         3,121,754            351,181             457,301            106,120
Small-Mid Cap Growth                                           2,519,493            (76,788)            110,163            186,951
Small Mid-Cap                                                  3,011,313             41,542             100,424             58,882
International Equity Select                                    2,916,493            126,286             277,274            150,988
Select Growth                                                  3,331,940            275,413             420,720            145,307
Global Equity Select                                           3,345,825            206,349             323,242            116,893
Core Value                                                     5,738,317             (4,895)             94,463             99,358
High Grade Bond                                                2,299,932            165,919             217,904             51,985

For information regarding the Trust's policy regarding valuation of investments, significant accounting policies and other disclosures, please refer to the Trust's most recent Semi-Annual Report dated June 30, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The Registrant's principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manufacturers Investment Trust

By: /S/ James D. Gallagher
James D. Gallagher
President (Chief Executive Officer)

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S./ James D. Gallagher
James D. Gallagher
President (Chief Executive Officer)

Date: November 29, 2004

By: /S/ Gordon M. Shone
Gordon M. Shone
Vice President & Chief Financial Officer

Date: November 29, 2004